UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Explanatory Note

The Vanguard Variable Insurance Funds (the “Registrant”) is filing this amendment to its Form N-CSR for the period ended December 31, 2024 solely to update Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts to include a description of the Board’s considerations in approving the advisory arrangements with respect to the VVIF International Portfolio. Except for the above-noted update, no other information or disclosures in the Registrant’s Form N-CSR (filed March 4, 2025, Accession No. 0001104659-25-020263) are revised or amended by this filing.

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Variable Insurance Funds - Balanced Portfolio

Variable Insurance Funds - Money Market Portfolio

Variable Insurance Funds - Short-Term Investment-Grade Portfolio

Variable Insurance Funds - Small Company Growth Portfolio

Variable Insurance Funds - Total Bond Market Index Portfolio

Variable Insurance Funds - Capital Growth Portfolio

Variable Insurance Funds - Diversified Value Portfolio

Variable Insurance Funds - Equity Income Portfolio

Variable Insurance Funds - Growth Portfolio

Variable Insurance Funds - High Yield Bond Portfolio

Variable Insurance Funds - International Portfolio

Vanguard Variable Insurance Funds - Balanced Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Balanced Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Balanced Portfolio	$21	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund underperformed its composite benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.

  The Fund’s stocks fell short of the 25.02% return of the Standard & Poor's 500 Index, the equity portion of the composite benchmark. Stock selection in financials and communication services outpaced those in the index, but this was more than offset by lagging performance in information technology and other sectors.

  The Fund’s bonds slightly outperformed the 1.52% return of their benchmark, the Bloomberg U.S. Credit A or Better Bond Index. Security selection more than offset an underweight to duration.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Balanced Portfolio	Variable Insurance Balanced Composite Index	Dow Jones U.S. Total Stock Market Float Adjusted Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,081	$10,143	$10,180	$10,161
2015	$10,032	$10,069	$10,192	$9,990
2015	$9,623	$9,698	$9,451	$10,113
2015	$10,009	$10,138	$10,044	$10,055
2016	$10,200	$10,362	$10,136	$10,360
2016	$10,508	$10,631	$10,401	$10,589
2016	$10,769	$10,922	$10,862	$10,638
2016	$11,111	$11,072	$11,312	$10,321
2017	$11,487	$11,545	$11,967	$10,406
2017	$11,796	$11,861	$12,327	$10,556
2017	$12,197	$12,252	$12,890	$10,645
2017	$12,747	$12,817	$13,705	$10,687
2018	$12,501	$12,667	$13,623	$10,531
2018	$12,595	$12,922	$14,150	$10,514
2018	$13,199	$13,588	$15,156	$10,516
2018	$12,312	$12,421	$12,979	$10,688
2019	$13,369	$13,693	$14,802	$11,003
2019	$13,889	$14,276	$15,407	$11,341
2019	$14,337	$14,575	$15,582	$11,599
2019	$15,080	$15,451	$16,990	$11,620
2020	$12,993	$13,467	$13,429	$11,985
2020	$14,579	$15,529	$16,395	$12,332
2020	$15,437	$16,490	$17,883	$12,409
2020	$16,691	$17,892	$20,523	$12,492
2021	$17,271	$18,313	$21,846	$12,071
2021	$18,362	$19,518	$23,657	$12,291
2021	$18,550	$19,592	$23,629	$12,298
2021	$19,865	$20,995	$25,788	$12,299
2022	$18,615	$19,860	$24,396	$11,569
2022	$16,671	$17,352	$20,288	$11,026
2022	$15,864	$16,508	$19,362	$10,502
2022	$17,024	$17,501	$20,752	$10,699
2023	$17,591	$18,557	$22,255	$11,016
2023	$18,326	$19,568	$24,123	$10,923
2023	$17,758	$18,943	$23,329	$10,570
2023	$19,463	$20,889	$26,160	$11,291
2024	$20,540	$22,265	$28,788	$11,203
2024	$21,063	$22,876	$29,720	$11,210
2024	$22,154	$24,202	$31,551	$11,793
2024	$22,344	$24,305	$32,405	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Balanced Portfolio	14.80%	8.18%	8.37%
Variable Insurance Balanced Composite Index	16.35%	9.48%	9.29%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	7.9%
Consumer Discretionary	9.2%
Consumer Staples	2.9%
Energy	4.5%
Financials	18.9%
Health Care	8.3%
Industrials	4.8%
Information Technology	22.5%
Materials	0.9%
Other	11.9%
Real Estate	1.9%
Utilities	5.0%
Other Assets and Liabilities—Net	1.3%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$3,535
Number of Portfolio Holdings	1,438
Portfolio Turnover Rate	64%
Total Investment Advisory Fees (in thousands)	$1,543

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR106

Vanguard Variable Insurance Funds - Money Market Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Money Market Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Money Market Portfolio	$15	0.15%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of December 31, 2024)

1 to 7 Days	67.5%
8 to 30 Days	14.8%
31 to 60 Days	9.9%
61 to 90 Days	7.5%
91 to 180 Days	1.9%
Over 180 Days	0.9%
Other Assets and Liabilities—Net	(2.5%)

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,232
Number of Portfolio Holdings	251
Total Investment Advisory Fees (in thousands)	$8

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR104

Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Short-Term Investment-Grade Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	$14	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. 1–5 Year Credit Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.

  The Fund’s overweight to overall credit risk was the primary driver of outperformance. Out-of-benchmark allocations to asset-backed securities and commercial mortgage-backed securities as well as security selection in industrial investment-grade issuers also added value.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,103	$10,115	$10,161
2015	$10,093	$10,104	$9,990
2015	$10,141	$10,148	$10,113
2015	$10,112	$10,106	$10,055
2016	$10,289	$10,281	$10,360
2016	$10,426	$10,416	$10,589
2016	$10,485	$10,461	$10,638
2016	$10,387	$10,367	$10,321
2017	$10,474	$10,459	$10,406
2017	$10,544	$10,548	$10,556
2017	$10,614	$10,622	$10,645
2017	$10,614	$10,608	$10,687
2018	$10,552	$10,533	$10,531
2018	$10,572	$10,561	$10,514
2018	$10,633	$10,627	$10,516
2018	$10,715	$10,726	$10,688
2019	$10,938	$10,982	$11,003
2019	$11,147	$11,208	$11,341
2019	$11,262	$11,336	$11,599
2019	$11,325	$11,431	$11,620
2020	$11,184	$11,291	$11,985
2020	$11,721	$11,815	$12,332
2020	$11,829	$11,911	$12,409
2020	$11,947	$12,024	$12,492
2021	$11,882	$11,956	$12,071
2021	$11,970	$12,029	$12,291
2021	$11,981	$12,040	$12,298
2021	$11,893	$11,958	$12,299
2022	$11,450	$11,522	$11,569
2022	$11,246	$11,320	$11,026
2022	$11,031	$11,095	$10,502
2022	$11,212	$11,293	$10,699
2023	$11,429	$11,489	$11,016
2023	$11,418	$11,479	$10,923
2023	$11,441	$11,508	$10,570
2023	$11,903	$11,963	$11,291
2024	$11,970	$12,025	$11,203
2024	$12,090	$12,138	$11,210
2024	$12,545	$12,588	$11,793
2024	$12,485	$12,528	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	4.89%	1.97%	2.24%
Bloomberg U.S. 1-5 Year Credit Bond Index	4.72%	1.85%	2.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communications	5.0%
Consumer Discretionary	5.3%
Consumer Staples	4.1%
Energy	6.0%
Financials	26.6%
Health Care	7.6%
Industrials	5.2%
Materials	1.8%
Real Estate	3.6%
Technology	5.0%
Utilities	5.6%
Other	22.7%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$2,365
Number of Portfolio Holdings	2,061
Portfolio Turnover Rate	72%
Total Investment Advisory Fees (in thousands)	$259

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR274

Vanguard Variable Insurance Funds - Small Company Growth Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Small Company Growth Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	$31	0.29%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund underperformed its benchmark, the Russell 2500 Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Growth stocks generally outperformed their value counterparts over the 12 months, but small-capitalization stocks lagged large-caps. In absolute terms, the Fund posted solid gains in most sectors—double digits in most cases—with only three of 11 sectors seeing declines. However, stock selection in information technology and communication services weighed down relative performance.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Small Company Growth Portfolio	Russell 2500 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,511	$10,744	$10,180
2015	$10,698	$10,809	$10,192
2015	$9,327	$9,615	$9,451
2015	$9,725	$9,981	$10,044
2016	$9,503	$9,716	$10,136
2016	$9,841	$9,978	$10,401
2016	$10,876	$10,675	$10,862
2016	$11,177	$10,952	$11,312
2017	$11,922	$11,637	$11,967
2017	$12,432	$12,117	$12,327
2017	$13,116	$12,817	$12,890
2017	$13,800	$13,631	$13,705
2018	$14,110	$13,955	$13,623
2018	$15,100	$14,726	$14,150
2018	$16,172	$15,782	$15,156
2018	$12,804	$12,613	$12,979
2019	$15,060	$15,008	$14,802
2019	$15,308	$15,629	$15,407
2019	$14,896	$15,132	$15,582
2019	$16,395	$16,732	$16,990
2020	$11,397	$12,847	$13,429
2020	$15,116	$17,069	$16,395
2020	$16,056	$18,669	$17,883
2020	$20,196	$23,503	$20,523
2021	$21,831	$24,087	$21,846
2021	$23,241	$25,541	$23,657
2021	$22,650	$24,639	$23,629
2021	$23,067	$24,688	$25,788
2022	$20,971	$21,651	$24,396
2022	$16,695	$17,418	$20,288
2022	$16,101	$17,397	$19,362
2022	$17,219	$18,217	$20,752
2023	$18,859	$19,409	$22,255
2023	$19,830	$20,655	$24,123
2023	$18,321	$19,242	$23,329
2023	$20,602	$21,666	$26,160
2024	$21,982	$23,509	$28,788
2024	$21,241	$22,518	$29,720
2024	$22,723	$24,092	$31,551
2024	$22,947	$24,677	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	11.38%	6.96%	8.66%
Russell 2500 Growth Index	13.90%	8.08%	9.45%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	5.2%
Consumer Discretionary	10.6%
Consumer Staples	1.6%
Energy	2.9%
Financials	7.8%
Health Care	24.2%
Industrials	21.5%
Information Technology	20.1%
Materials	2.0%
Real Estate	0.6%
Utilities	0.4%
Other Assets and Liabilities—Net	3.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,537
Number of Portfolio Holdings	527
Portfolio Turnover Rate	51%
Total Investment Advisory Fees (in thousands)	$1,245

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR161

Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Total Bond Market Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	$14	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.

  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed other categories.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	Bloomberg U.S. Aggregate Float Adjusted Index
2014	$10,000	$10,000
2015	$10,161	$10,166
2015	$9,974	$9,987
2015	$10,093	$10,106
2015	$10,033	$10,044
2016	$10,342	$10,358
2016	$10,578	$10,598
2016	$10,622	$10,646
2016	$10,281	$10,321
2017	$10,370	$10,408
2017	$10,522	$10,563
2017	$10,603	$10,652
2017	$10,648	$10,695
2018	$10,478	$10,537
2018	$10,460	$10,516
2018	$10,460	$10,520
2018	$10,625	$10,687
2019	$10,942	$11,007
2019	$11,273	$11,354
2019	$11,547	$11,618
2019	$11,547	$11,635
2020	$11,918	$12,004
2020	$12,267	$12,367
2020	$12,345	$12,448
2020	$12,423	$12,536
2021	$11,979	$12,090
2021	$12,219	$12,326
2021	$12,219	$12,333
2021	$12,209	$12,338
2022	$11,479	$11,596
2022	$10,925	$11,047
2022	$10,421	$10,531
2022	$10,596	$10,726
2023	$10,924	$11,049
2023	$10,829	$10,954
2023	$10,482	$10,613
2023	$11,187	$11,326
2024	$11,099	$11,245
2024	$11,109	$11,253
2024	$11,683	$11,830
2024	$11,326	$11,476

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	1.24%	-0.39%	1.25%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asset-Backed/Commercial Mortgage-Backed Securities	2.4%
Corporate Bonds	26.0%
Sovereign Bonds	3.2%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.1%
Other Assets and Liabilities—NetFootnote Reference	0.8%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$4,582
Number of Portfolio Holdings	10,989
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$100

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR257

Vanguard Variable Insurance Funds - Capital Growth Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Capital Growth Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Capital Growth Portfolio	$36	0.34%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund underperformed its benchmark, the Standard & Poor's 500 Index, by a wide margin.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  The Fund’s underperformance owed mainly to tepid gains in the value of its technology holdings. They returned 7%, on average—roughly one-fifth as much as the index’s tech component. Health care lagged notably, due to its significant overweight relative to the benchmark, as the sector lagged the broad market. Offsetting some of those weaknesses were underweight stakes in real estate and consumer staples, which also trailed the market.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Capital Growth Portfolio	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,201	$10,095	$10,180
2015	$10,051	$10,123	$10,192
2015	$9,480	$9,471	$9,451
2015	$10,262	$10,138	$10,044
2016	$10,092	$10,275	$10,136
2016	$10,124	$10,527	$10,401
2016	$11,094	$10,933	$10,862
2016	$11,375	$11,351	$11,312
2017	$12,297	$12,039	$11,967
2017	$12,981	$12,411	$12,327
2017	$13,691	$12,967	$12,890
2017	$14,655	$13,829	$13,705
2018	$14,893	$13,724	$13,623
2018	$15,330	$14,195	$14,150
2018	$16,735	$15,290	$15,156
2018	$14,482	$13,223	$12,979
2019	$15,938	$15,027	$14,802
2019	$16,252	$15,674	$15,407
2019	$16,405	$15,940	$15,582
2019	$18,320	$17,386	$16,990
2020	$14,756	$13,979	$13,429
2020	$17,284	$16,850	$16,395
2020	$18,960	$18,355	$17,883
2020	$21,521	$20,585	$20,523
2021	$23,628	$21,856	$21,846
2021	$25,217	$23,724	$23,657
2021	$24,376	$23,863	$23,629
2021	$26,156	$26,494	$25,788
2022	$24,897	$25,276	$24,396
2022	$21,537	$21,206	$20,288
2022	$20,209	$20,170	$19,362
2022	$22,106	$21,696	$20,752
2023	$23,625	$23,322	$22,255
2023	$25,846	$25,361	$24,123
2023	$25,779	$24,531	$23,329
2023	$28,292	$27,399	$26,160
2024	$30,883	$30,291	$28,788
2024	$32,603	$31,589	$29,720
2024	$32,823	$33,448	$31,551
2024	$32,086	$34,254	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Capital Growth Portfolio	13.41%	11.86%	12.37%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	5.7%
Consumer Discretionary	11.7%
Consumer Staples	0.5%
Energy	1.9%
Financials	7.6%
Health Care	27.3%
Industrials	13.5%
Information Technology	26.8%
Materials	1.0%
Other Assets and Liabilities—Net	4.0%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,948
Number of Portfolio Holdings	111
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$2,916

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR277

Vanguard Variable Insurance Funds - Diversified Value Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Diversified Value Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Diversified Value Portfolio	$30	0.28%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark, the Russell 1000 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Growth stocks outperformed value stocks by a wide margin for the 12 months. The broad U.S. stock market, as measured by the CRSP US Total Market Index, returned 23.77%.

  The advisor’s information technology and consumer discretionary holdings contributed the most to the Fund’s outperformance. Holdings in energy, consumer staples, and industrials detracted the most.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Diversified Value Portfolio	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,961	$9,928	$10,180
2015	$10,079	$9,939	$10,192
2015	$9,312	$9,104	$9,451
2015	$9,755	$9,617	$10,044
2016	$9,808	$9,775	$10,136
2016	$10,188	$10,223	$10,401
2016	$10,440	$10,579	$10,862
2016	$11,019	$11,285	$11,312
2017	$11,466	$11,654	$11,967
2017	$11,766	$11,811	$12,327
2017	$11,825	$12,178	$12,890
2017	$12,469	$12,827	$13,705
2018	$11,854	$12,464	$13,623
2018	$12,147	$12,610	$14,150
2018	$13,080	$13,329	$15,156
2018	$11,332	$11,767	$12,979
2019	$12,530	$13,171	$14,802
2019	$13,023	$13,677	$15,407
2019	$13,205	$13,863	$15,582
2019	$14,244	$14,890	$16,990
2020	$10,580	$10,910	$13,429
2020	$12,596	$12,469	$16,395
2020	$13,408	$13,166	$17,883
2020	$15,922	$15,306	$20,523
2021	$17,904	$17,028	$21,846
2021	$19,178	$17,915	$23,657
2021	$19,249	$17,776	$23,629
2021	$20,773	$19,157	$25,788
2022	$20,434	$19,015	$24,396
2022	$17,468	$16,694	$20,288
2022	$16,523	$15,756	$19,362
2022	$18,386	$17,713	$20,752
2023	$19,176	$17,891	$22,255
2023	$20,222	$18,620	$24,123
2023	$19,854	$18,031	$23,329
2023	$22,087	$19,743	$26,160
2024	$23,988	$21,517	$28,788
2024	$24,125	$21,051	$29,720
2024	$25,360	$23,036	$31,551
2024	$25,375	$22,580	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Diversified Value Portfolio	14.89%	12.24%	9.76%
Russell 1000 Value Index	14.37%	8.68%	8.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	5.5%
Consumer Discretionary	9.5%
Consumer Staples	4.2%
Energy	7.2%
Financials	19.5%
Health Care	13.4%
Industrials	10.5%
Information Technology	21.1%
Materials	1.0%
Real Estate	1.6%
Utilities	1.5%
Other Assets and Liabilities—Net	5.0%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,360
Number of Portfolio Holdings	125
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$1,587

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR278

Vanguard Variable Insurance Funds - Equity Income Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Equity Income Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Income Portfolio	$31	0.29%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund underperformed its benchmark, the FTSE High Dividend Yield Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  The Fund’s shortcomings were widespread; it trailed the index in seven of 11 economic sectors. The underperformance of its holdings in consumer staples and materials companies hurt the most. Modest real estate investments also weighed on its result, as the sector declined in a generally rising market. The Fund’s consumer discretionary holdings outperformed, providing the largest relative performance boost.

  For the decade ended December 31, 2024, the Fund performed in line with its benchmark index.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Equity Income Portfolio	FTSE High Dividend Yield Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,981	$9,974	$10,180
2015	$9,957	$9,944	$10,192
2015	$9,420	$9,332	$9,451
2015	$10,085	$10,039	$10,044
2016	$10,413	$10,454	$10,136
2016	$10,859	$10,913	$10,401
2016	$11,053	$11,095	$10,862
2016	$11,605	$11,742	$11,312
2017	$12,102	$12,136	$11,967
2017	$12,324	$12,309	$12,327
2017	$12,898	$12,869	$12,890
2017	$13,722	$13,681	$13,705
2018	$13,353	$13,296	$13,623
2018	$13,536	$13,479	$14,150
2018	$14,253	$14,252	$15,156
2018	$12,904	$12,880	$12,979
2019	$14,302	$14,263	$14,802
2019	$14,747	$14,656	$15,407
2019	$15,040	$15,018	$15,582
2019	$16,056	$16,002	$16,990
2020	$12,410	$12,171	$13,429
2020	$13,962	$13,697	$16,395
2020	$14,645	$14,189	$17,883
2020	$16,578	$16,187	$20,523
2021	$18,214	$17,972	$21,846
2021	$19,162	$18,788	$23,657
2021	$19,118	$18,669	$23,629
2021	$20,776	$20,426	$25,788
2022	$20,981	$20,576	$24,396
2022	$19,192	$18,802	$20,288
2022	$18,139	$17,680	$19,362
2022	$20,639	$20,360	$20,752
2023	$20,267	$19,993	$22,255
2023	$20,910	$20,274	$24,123
2023	$20,462	$19,886	$23,329
2023	$22,310	$21,701	$26,160
2024	$24,033	$23,677	$28,788
2024	$23,880	$23,400	$29,720
2024	$25,919	$25,462	$31,551
2024	$25,684	$25,532	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Equity Income Portfolio	15.12%	9.85%	9.89%
FTSE High Dividend Yield Index	17.65%	9.79%	9.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	2.5%
Consumer Discretionary	5.0%
Consumer Staples	10.2%
Energy	9.3%
Financials	20.6%
Health Care	13.7%
Industrials	11.5%
Information Technology	11.8%
Materials	2.7%
Real Estate	1.6%
Utilities	8.0%
Other Assets and Liabilities—Net	3.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$2,139
Number of Portfolio Holdings	183
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$1,425

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR108

Vanguard Variable Insurance Funds - Growth Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Growth Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Growth Portfolio	$40	0.34%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Russell 1000 Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  The Fund benefited from the strong results of its stakes in consumer discretionary companies. Avoiding consumer staples companies also helped, as the sector lagged. On the downside, the Fund’s technology investments slightly underperformed, but that slight shortfall mattered because the sector accounted for nearly half of both the Fund and the index.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Growth Portfolio	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,439	$10,384	$10,180
2015	$10,578	$10,396	$10,192
2015	$9,989	$9,846	$9,451
2015	$10,798	$10,567	$10,044
2016	$10,431	$10,645	$10,136
2016	$10,458	$10,711	$10,401
2016	$11,055	$11,201	$10,862
2016	$10,681	$11,314	$11,312
2017	$11,611	$12,322	$11,967
2017	$12,304	$12,898	$12,327
2017	$13,173	$13,659	$12,890
2017	$13,983	$14,733	$13,705
2018	$14,502	$14,941	$13,623
2018	$15,276	$15,801	$14,150
2018	$16,399	$17,251	$15,156
2018	$14,011	$14,510	$12,979
2019	$16,182	$16,846	$14,802
2019	$17,385	$17,628	$15,407
2019	$17,413	$17,890	$15,582
2019	$18,749	$19,790	$16,990
2020	$16,408	$17,000	$13,429
2020	$21,342	$21,732	$16,395
2020	$23,716	$24,604	$17,883
2020	$26,828	$27,408	$20,523
2021	$27,002	$27,666	$21,846
2021	$29,885	$30,968	$23,657
2021	$30,249	$31,326	$23,629
2021	$31,620	$34,971	$25,788
2022	$28,055	$31,809	$24,396
2022	$21,349	$25,154	$20,288
2022	$20,559	$24,249	$19,362
2022	$21,070	$24,782	$20,752
2023	$23,934	$28,342	$22,255
2023	$26,882	$31,972	$24,123
2023	$25,949	$30,972	$23,329
2023	$29,527	$35,358	$26,160
2024	$33,386	$39,394	$28,788
2024	$35,910	$42,677	$29,720
2024	$37,370	$44,038	$31,551
2024	$39,310	$47,152	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Growth Portfolio	33.14%	15.96%	14.67%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	14.5%
Consumer Discretionary	16.1%
Financials	9.6%
Health Care	7.2%
Industrials	4.1%
Information Technology	45.5%
Real Estate	2.4%
Other Assets and Liabilities—Net	0.6%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,589
Number of Portfolio Holdings	53
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$1,288

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR109

Vanguard Variable Insurance Funds - High Yield Bond Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	$25	0.24%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund underperformed its benchmark, the High-Yield Corporate Composite Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.

  The Fund’s strategy favors bonds of higher credit quality than the broader high-yield market, in the belief that lower-quality bonds do not adequately compensate investors over the long term for the increased risk.

  Security selection in financials, energy, and packaging detracted most. An underweight to financials was also a headwind. Selection in technology, cable and satellite, wirelines, and media and entertainment added value.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - High Yield Bond Portfolio	High-Yield Corporate Composite Index	Bloomberg U.S. Corporate High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,205	$10,256	$10,252	$10,161
2015	$10,192	$10,255	$10,253	$9,990
2015	$9,907	$9,844	$9,755	$10,113
2015	$9,842	$9,747	$9,553	$10,055
2016	$10,082	$10,052	$9,874	$10,360
2016	$10,411	$10,453	$10,418	$10,589
2016	$10,877	$10,943	$10,997	$10,638
2016	$10,960	$11,054	$11,190	$10,321
2017	$11,208	$11,293	$11,492	$10,405
2017	$11,497	$11,532	$11,741	$10,556
2017	$11,727	$11,740	$11,973	$10,645
2017	$11,727	$11,783	$12,029	$10,687
2018	$11,559	$11,658	$11,926	$10,531
2018	$11,604	$11,726	$12,049	$10,514
2018	$11,907	$11,982	$12,338	$10,516
2018	$11,407	$11,582	$11,779	$10,688
2019	$12,245	$12,382	$12,634	$11,003
2019	$12,631	$12,733	$12,950	$11,341
2019	$12,857	$12,961	$13,122	$11,599
2019	$13,195	$13,274	$13,466	$11,620
2020	$11,780	$11,853	$11,757	$11,985
2020	$12,776	$13,019	$12,954	$12,332
2020	$13,308	$13,539	$13,549	$12,409
2020	$13,944	$14,273	$14,423	$12,492
2021	$13,900	$14,315	$14,546	$12,071
2021	$14,241	$14,665	$14,945	$12,291
2021	$14,385	$14,793	$15,077	$12,298
2021	$14,456	$14,893	$15,185	$12,299
2022	$13,800	$14,170	$14,450	$11,569
2022	$12,613	$12,895	$13,030	$11,026
2022	$12,518	$12,797	$12,946	$10,502
2022	$13,122	$13,357	$13,486	$10,699
2023	$13,540	$13,806	$13,967	$11,016
2023	$13,679	$13,977	$14,211	$10,923
2023	$13,659	$14,000	$14,276	$10,570
2023	$14,651	$14,978	$15,299	$11,291
2024	$14,775	$15,157	$15,524	$11,203
2024	$14,944	$15,334	$15,694	$11,210
2024	$15,638	$15,996	$16,523	$11,793
2024	$15,575	$15,966	$16,552	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	6.30%	3.37%	4.53%
High-Yield Corporate Composite Index	6.59%	3.76%	4.79%
Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.17%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	-0.33%	1.35%
Footnote	Description
Footnote*	The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg U.S. Aggregate Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communications	13.0%
Consumer Discretionary	15.6%
Consumer Staples	3.4%
Energy	10.8%
Financials	9.6%
Health Care	6.7%
Industrials	8.6%
Materials	9.6%
Real Estate	1.5%
Technology	6.6%
Utilities	1.9%
Other	8.8%
Other Assets and Liabilities—NetFootnote Reference	3.9%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$741
Number of Portfolio Holdings	891
Portfolio Turnover Rate	50%
Total Investment Advisory Fees (in thousands)	$320

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR260

Vanguard Variable Insurance Funds - International Portfolio

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about International Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - International Portfolio	$32	0.31%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark, the MSCI All Country World Index ex USA.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  The Fund’s stock selection in several sectors—notably industrials, health care, financials, and consumer staples—lagged in performance relative to the benchmark index. However, this was more than offset by the Fund’s selection in information technology and communication services, which went on a tear for the 12 months.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - International Portfolio	MSCI All Country World Index ex USA
2014	$10,000	$10,000
2015	$10,545	$10,349
2015	$10,675	$10,403
2015	$9,267	$9,137
2015	$9,923	$9,434
2016	$9,695	$9,398
2016	$9,768	$9,338
2016	$10,829	$9,983
2016	$10,115	$9,858
2017	$11,385	$10,633
2017	$12,551	$11,248
2017	$13,875	$11,941
2017	$14,424	$12,538
2018	$14,897	$12,390
2018	$14,984	$12,066
2018	$14,799	$12,151
2018	$12,604	$10,759
2019	$14,469	$11,868
2019	$14,942	$12,222
2019	$14,520	$12,002
2019	$16,539	$13,073
2020	$13,883	$10,020
2020	$18,381	$11,635
2020	$21,330	$12,362
2020	$26,062	$14,465
2021	$25,802	$14,971
2021	$27,651	$15,790
2021	$26,358	$15,319
2021	$25,660	$15,597
2022	$21,538	$14,748
2022	$17,708	$12,724
2022	$15,869	$11,464
2022	$17,931	$13,101
2023	$20,098	$14,001
2023	$20,308	$14,342
2023	$18,475	$13,801
2023	$20,559	$15,147
2024	$21,606	$15,857
2024	$22,105	$16,009
2024	$23,707	$17,300
2024	$22,411	$15,985

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - International Portfolio	9.01%	6.27%	8.40%
MSCI All Country World Index ex USA	5.53%	4.10%	4.80%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	31.2%
Europe	47.2%
North America	14.6%
Oceania	1.4%
South America	1.7%
Other Assets and Liabilities—Net	3.9%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$2,922
Number of Portfolio Holdings	131
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$3,680

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR110

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

		Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a)	Audit Fees.	$628,000	$547,000
(b)	Audit-Related Fees.	0	0
(c)	Tax Fees.	0	0
(d)	All Other Fees.	0	0
	Total.	$628,000	$547,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.
(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Balanced Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	34
Tax information	35

Balanced Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (64.8%)
Communication Services (6.6%)
Alphabet Inc. Class A	669,693	126,773
Meta Platforms Inc. Class A	84,723	49,606
* Netflix Inc.	32,899	29,324
T-Mobile US Inc.	117,447	25,924
		231,627
Consumer Discretionary (8.5%)
* Amazon.com Inc.	573,238	125,763
McDonald's Corp.	105,482	30,578
* Tesla Inc.	66,401	26,815
TJX Cos. Inc.	218,915	26,447
Home Depot Inc.	59,294	23,065
* O'Reilly Automotive Inc.	19,169	22,731
Starbucks Corp.	156,900	14,317
Marriott International Inc. Class A	49,242	13,736
Tractor Supply Co.	241,190	12,797
* MercadoLibre Inc.	3,210	5,458
		301,707
Consumer Staples (2.0%)
Unilever plc (XLON)	507,192	28,819
Pernod Ricard SA	152,413	17,221
Procter & Gamble Co.	87,345	14,643
Haleon plc	2,212,241	10,431
		71,114
Energy (3.2%)
Exxon Mobil Corp.	331,841	35,696
Williams Cos. Inc.	363,695	19,683
Targa Resources Corp.	95,224	16,998
EQT Corp.	330,117	15,222
Marathon Petroleum Corp.	103,867	14,489
Cheniere Energy Inc.	41,827	8,987
		111,075
Financials (9.3%)
Wells Fargo & Co.	1,019,247	71,592
JPMorgan Chase & Co.	239,009	57,293
S&P Global Inc.	75,148	37,426
American Express Co.	117,928	35,000
KKR & Co. Inc.	231,142	34,188
Nasdaq Inc.	395,009	30,538
Progressive Corp.	110,719	26,529
Arthur J Gallagher & Co.	55,123	15,647
Morgan Stanley	95,751	12,038
Bank of America Corp.	180,170	7,918
		328,169
Health Care (6.3%)
UnitedHealth Group Inc.	104,482	52,853
Eli Lilly & Co.	46,630	35,998
Merck & Co. Inc.	298,723	29,717
AstraZeneca plc ADR	353,333	23,151
HCA Healthcare Inc.	66,501	19,960
Gilead Sciences Inc.	207,868	19,201
Novartis AG (Registered)	158,004	15,383
Danaher Corp.	49,316	11,321
Daiichi Sankyo Co. Ltd.	380,011	10,398
Astellas Pharma Inc.	307,000	2,981
		220,963
1

Balanced Portfolio
				Shares	Market Value• ($000)
Industrials (4.1%)
	Republic Services Inc.			142,904	28,749
	Parker-Hannifin Corp.			44,233	28,134
*	Uber Technologies Inc.			379,357	22,883
*	Boeing Co.			120,675	21,359
	Deere & Co.			45,857	19,430
	Johnson Controls International plc			183,299	14,468
	PACCAR Inc.			106,317	11,059
					146,082
Information Technology (21.1%)
	Microsoft Corp.			392,962	165,634
	NVIDIA Corp.			1,201,047	161,289
	Apple Inc.			607,633	152,163
	Broadcom Inc.			304,108	70,504
*	ServiceNow Inc.			35,558	37,696
	Salesforce Inc.			111,080	37,137
	Intuit Inc.			47,514	29,863
	Texas Instruments Inc.			139,502	26,158
	Corning Inc.			358,567	17,039
	Jabil Inc.			102,997	14,821
	KLA Corp.			20,005	12,606
	Amphenol Corp. Class A			161,104	11,189
	NXP Semiconductors NV			53,463	11,112
					747,211
Materials (0.7%)
	Glencore plc			3,620,770	15,946
	Anglo American plc			317,228	9,380
					25,326
Real Estate (1.2%)
	Crown Castle Inc.			242,609	22,019
	Welltower Inc.			173,005	21,804
					43,823
Utilities (1.8%)
	Duke Energy Corp.			289,021	31,139
	Sempra			194,274	17,042
	Exelon Corp.			388,319	14,616
					62,797
Total Common Stocks (Cost $1,695,806)					2,289,894
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.9%)
U.S. Government Securities (8.2%)
	United States Treasury Note/Bond	4.000%	2/15/26	8,250	8,228
	United States Treasury Note/Bond	4.625%	2/28/26	3,300	3,313
	United States Treasury Note/Bond	0.750%	3/31/26	210	201
	United States Treasury Note/Bond	4.500%	3/31/26	5,350	5,365
	United States Treasury Note/Bond	4.875%	4/30/26	600	605
[1]	United States Treasury Note/Bond	4.875%	5/31/26	2,890	2,914
	United States Treasury Note/Bond	4.500%	7/15/26	70	70
	United States Treasury Note/Bond	4.375%	7/31/26	6,760	6,773
	United States Treasury Note/Bond	4.375%	8/15/26	4,000	4,008
	United States Treasury Note/Bond	3.750%	8/31/26	9,683	9,608
	United States Treasury Note/Bond	4.625%	9/15/26	2,600	2,615
	United States Treasury Note/Bond	3.500%	9/30/26	4,500	4,444
	United States Treasury Note/Bond	4.125%	10/31/26	14,500	14,471
	United States Treasury Note/Bond	4.625%	11/15/26	7,206	7,253
	United States Treasury Note/Bond	4.250%	11/30/26	200	200
	United States Treasury Note/Bond	4.000%	1/15/27	1,473	1,466
	United States Treasury Note/Bond	4.125%	2/15/27	9,506	9,481
	United States Treasury Note/Bond	2.500%	3/31/27	439	423
	United States Treasury Note/Bond	4.500%	4/15/27	4,093	4,114
	United States Treasury Note/Bond	4.375%	7/15/27	8,319	8,343
	United States Treasury Note/Bond	2.750%	7/31/27	1,192	1,148
	United States Treasury Note/Bond	3.750%	8/15/27	4,540	4,483
2

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.125%	8/31/27	650	631
	United States Treasury Note/Bond	4.125%	10/31/27	6,159	6,136
	United States Treasury Note/Bond	4.000%	12/15/27	3,023	3,000
	United States Treasury Note/Bond	3.875%	12/31/27	738	730
	United States Treasury Note/Bond	4.000%	2/29/28	3,202	3,174
	United States Treasury Note/Bond	3.625%	3/31/28	976	956
	United States Treasury Note/Bond	3.625%	5/31/28	336	329
	United States Treasury Note/Bond	4.125%	7/31/28	3,603	3,579
	United States Treasury Note/Bond	4.375%	8/31/28	5,527	5,533
	United States Treasury Note/Bond	4.625%	9/30/28	4,614	4,659
	United States Treasury Note/Bond	4.375%	11/30/28	5,052	5,056
	United States Treasury Note/Bond	3.750%	12/31/28	4,127	4,035
	United States Treasury Note/Bond	4.000%	1/31/29	5,350	5,279
	United States Treasury Note/Bond	4.250%	2/28/29	4,623	4,602
	United States Treasury Note/Bond	4.125%	3/31/29	10,483	10,384
	United States Treasury Note/Bond	4.625%	4/30/29	8,834	8,922
	United States Treasury Note/Bond	4.500%	5/31/29	8,192	8,234
	United States Treasury Note/Bond	4.250%	6/30/29	8,563	8,518
	United States Treasury Note/Bond	4.000%	7/31/29	8,945	8,808
	United States Treasury Note/Bond	3.625%	8/31/29	775	751
	United States Treasury Note/Bond	3.500%	9/30/29	10,668	10,269
	United States Treasury Note/Bond	3.875%	9/30/29	84	82
	United States Treasury Note/Bond	4.000%	10/31/29	334	328
	United States Treasury Note/Bond	4.125%	10/31/29	5,172	5,115
	United States Treasury Note/Bond	4.125%	11/30/29	12,098	11,965
	United States Treasury Note/Bond	4.375%	12/31/29	5,435	5,434
	United States Treasury Note/Bond	3.500%	4/30/30	317	303
	United States Treasury Note/Bond	3.750%	5/31/30	538	521
	United States Treasury Note/Bond	4.000%	7/31/30	332	325
	United States Treasury Note/Bond	4.875%	10/31/30	122	125
	United States Treasury Note/Bond	3.750%	12/31/30	1,524	1,469
	United States Treasury Note/Bond	4.125%	7/31/31	377	370
	United States Treasury Note/Bond	3.625%	9/30/31	176	168
	United States Treasury Note/Bond	4.125%	10/31/31	432	423
	United States Treasury Note/Bond	3.875%	8/15/34	751	711
	United States Treasury Note/Bond	4.250%	11/15/34	6,585	6,417
	United States Treasury Note/Bond	2.000%	11/15/41	9,337	6,270
	United States Treasury Note/Bond	2.375%	2/15/42	865	616
	United States Treasury Note/Bond	3.375%	8/15/42	6,736	5,559
	United States Treasury Note/Bond	4.000%	11/15/42	3,193	2,873
	United States Treasury Note/Bond	3.875%	5/15/43	3,955	3,483
	United States Treasury Note/Bond	4.750%	11/15/43	2,265	2,238
	United States Treasury Note/Bond	4.500%	2/15/44	3,502	3,345
	United States Treasury Note/Bond	4.625%	5/15/44	5,003	4,853
	United States Treasury Note/Bond	4.125%	8/15/44	2,011	1,821
	United States Treasury Note/Bond	4.625%	11/15/44	7,307	7,088
	United States Treasury Note/Bond	2.375%	5/15/51	209	132
	United States Treasury Note/Bond	4.000%	11/15/52	110	96
	United States Treasury Note/Bond	3.625%	5/15/53	607	494
	United States Treasury Note/Bond	4.125%	8/15/53	1,326	1,183
	United States Treasury Note/Bond	4.750%	11/15/53	749	741
	United States Treasury Note/Bond	4.250%	2/15/54	174	159
	United States Treasury Note/Bond	4.625%	5/15/54	1,383	1,345
	United States Treasury Note/Bond	4.250%	8/15/54	3,630	3,321
	United States Treasury Note/Bond	4.500%	11/15/54	7,430	7,094
					289,578
Conventional Mortgage-Backed Securities (0.6%)
[2,3]	Ginnie Mae	5.000%	1/15/55	2,744	2,661
[2]	Ginnie Mae I Pool	8.000%	9/15/30	14	14
[2]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	16	16
[2,4]	UMBS Pool	1.770%	1/1/36	517	393
[2,4]	UMBS Pool	2.500%	4/1/37 - 4/1/38	558	499
[2,4]	UMBS Pool	3.000%	6/1/43	153	135
[2,4]	UMBS Pool	5.000%	11/1/43 - 11/1/53	6,542	6,357
[2,4]	UMBS Pool	5.500%	3/1/53 - 2/1/54	6,368	6,297
[2,4]	UMBS Pool	6.000%	8/1/53 - 9/1/54	7,287	7,340
					23,712
3

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nonconventional Mortgage-Backed Securities (0.1%)
[2,4]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	1,366	1,292
[2,4]	Fannie Mae REMICS	1.500%	8/25/41	46	44
[2,4]	Fannie Mae REMICS	1.700%	6/25/43	9	9
[2,4]	Fannie Mae REMICS	2.000%	6/25/44	1	1
[2,4]	Fannie Mae REMICS	2.500%	8/25/46	461	368
[2,4]	Fannie Mae REMICS	3.000%	2/25/49 - 9/25/57	431	396
[2,4]	Fannie Mae REMICS	4.000%	7/25/53	42	41
[2,4]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	74	73
[2,4]	Freddie Mac REMICS	3.500%	3/15/31 - 12/15/46	428	387
					2,611
Total U.S. Government and Agency Obligations (Cost $325,243)					315,901
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
[2,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	19	18
[2,5]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	12	12
[2,5]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,775	1,687
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	1,310	1,333
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	26	25
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	65	64
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	589	485
[2,5,6]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	5.411%	10/15/36	425	424
[2,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	449	413
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	154	150
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/61	1,154	1,095
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/62	109	109
[2,5]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	582	589
[2,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	384	378
[2,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	263	239
[2,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	725	634
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	1,154	1,176
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	597	601
[2,4,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	10.583%	10/25/28	39	41
[2,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,783	1,697
[2,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	1,460	1,480
[2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	495	372
[2,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	885	857
[2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	1,220	1,224
[2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	1,451	1,490
[2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	257
[2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	250
[2,4]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	542	514
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	1,903	1,648
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	795	804
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/29	820	828
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	290	290
[2,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	1,632	1,691
[2,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	1,765	1,780
[2,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	800	807
[2,5]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	942	893
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	1,060	1,073
[2,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	183	174
[2,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	210	195
[2,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	181	174
[2,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	59	55
[2,5]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	2,245	2,070
[2,5]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	257	253
[2,5]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	1,324	1,303
[2,5]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	330	284
[2,5]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	227	223
[2,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	560	523
[2,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,032	915
[2,5]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	1,603	1,542
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	980	977
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	698	682
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,092	1,036
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	785	792
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	600	603
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	2,382	2,427
4

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/39	705	706
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $43,298)					42,362
Corporate Bonds (22.0%)
Communications (1.3%)
	America Movil SAB de CV	3.625%	4/22/29	780	733
	America Movil SAB de CV	6.125%	3/30/40	390	399
	AT&T Inc.	2.750%	6/1/31	1,305	1,135
	AT&T Inc.	5.400%	2/15/34	100	100
	AT&T Inc.	4.500%	5/15/35	1,506	1,392
	AT&T Inc.	3.500%	6/1/41	1,755	1,343
	AT&T Inc.	4.300%	12/15/42	420	349
	AT&T Inc.	3.650%	6/1/51	948	668
	AT&T Inc.	3.550%	9/15/55	500	337
	AT&T Inc.	3.650%	9/15/59	986	653
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	1,689	1,147
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	1,223	1,154
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	247	202
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	613	394
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	100	97
	Comcast Corp.	3.400%	4/1/30	145	134
	Comcast Corp.	5.300%	6/1/34	300	299
	Comcast Corp.	4.200%	8/15/34	730	668
	Comcast Corp.	5.650%	6/15/35	110	112
	Comcast Corp.	4.400%	8/15/35	877	807
	Comcast Corp.	6.500%	11/15/35	24	26
	Comcast Corp.	3.250%	11/1/39	1,100	834
	Comcast Corp.	3.750%	4/1/40	110	88
	Comcast Corp.	3.969%	11/1/47	627	476
	Comcast Corp.	4.000%	3/1/48	345	262
	Comcast Corp.	3.999%	11/1/49	602	454
	Comcast Corp.	2.887%	11/1/51	1,520	915
	Comcast Corp.	2.450%	8/15/52	1,025	554
	Comcast Corp.	4.049%	11/1/52	2,279	1,708
	Comcast Corp.	5.350%	5/15/53	534	493
	Comcast Corp.	2.937%	11/1/56	5,519	3,212
	Comcast Corp.	2.650%	8/15/62	615	321
	Comcast Corp.	2.987%	11/1/63	2,093	1,178
[5]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,404
	Meta Platforms Inc.	4.950%	5/15/33	1,534	1,535
	Meta Platforms Inc.	5.600%	5/15/53	1,235	1,233
	Meta Platforms Inc.	5.400%	8/15/54	805	779
	Meta Platforms Inc.	5.750%	5/15/63	480	483
	NBCUniversal Media LLC	4.450%	1/15/43	359	305
[5]	NBN Co. Ltd.	1.625%	1/8/27	760	714
[5]	NBN Co. Ltd.	2.625%	5/5/31	1,105	953
[5]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,829
[5]	NTT Finance Corp.	1.162%	4/3/26	1,040	996
	Omnicom Group Inc.	5.300%	11/1/34	494	486
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	630
	Orange SA	9.000%	3/1/31	530	632
[2,5]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	81	81
	Telefonica Emisiones SA	5.213%	3/8/47	190	169
	Telefonica Emisiones SA	5.520%	3/1/49	455	419
	T-Mobile USA Inc.	2.050%	2/15/28	1,275	1,171
	T-Mobile USA Inc.	4.200%	10/1/29	1,577	1,526
	T-Mobile USA Inc.	2.550%	2/15/31	375	322
	T-Mobile USA Inc.	2.250%	11/15/31	150	125
	T-Mobile USA Inc.	4.375%	4/15/40	485	419
	T-Mobile USA Inc.	3.000%	2/15/41	251	179
	T-Mobile USA Inc.	5.250%	6/15/55	669	607
	T-Mobile USA Inc.	3.600%	11/15/60	425	280
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	115
	Uber Technologies Inc.	4.800%	9/15/34	705	673
	Uber Technologies Inc.	5.350%	9/15/54	450	415
	Verizon Communications Inc.	2.355%	3/15/32	1,081	896
	Verizon Communications Inc.	4.812%	3/15/39	1,280	1,179
	Verizon Communications Inc.	3.400%	3/22/41	115	87
	Verizon Communications Inc.	3.850%	11/1/42	104	82
	Verizon Communications Inc.	2.875%	11/20/50	135	83
5

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.000%	11/20/60	139	80
	Walt Disney Co.	3.500%	5/13/40	1,644	1,316
	Walt Disney Co.	4.750%	9/15/44	26	23
	Walt Disney Co.	2.750%	9/1/49	424	264
					45,134
Consumer Discretionary (0.7%)
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,126
	Amazon.com Inc.	2.875%	5/12/41	105	77
	Amazon.com Inc.	4.950%	12/5/44	630	600
	Amazon.com Inc.	4.050%	8/22/47	85	70
	Amazon.com Inc.	3.950%	4/13/52	280	220
	Amazon.com Inc.	4.250%	8/22/57	1,648	1,344
	Amazon.com Inc.	4.100%	4/13/62	255	200
[5]	BMW US Capital LLC	1.250%	8/12/26	840	796
	Brown University	2.924%	9/1/50	155	102
[2]	Duke University	2.832%	10/1/55	775	480
[5]	ERAC USA Finance LLC	5.000%	2/15/29	270	271
[5]	ERAC USA Finance LLC	4.900%	5/1/33	985	956
[5]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,295
[5]	ERAC USA Finance LLC	5.625%	3/15/42	340	336
[5]	ERAC USA Finance LLC	4.500%	2/15/45	1,669	1,426
[5]	ERAC USA Finance LLC	5.400%	5/1/53	725	693
	Georgetown University	4.315%	4/1/49	283	235
	Georgetown University	2.943%	4/1/50	235	152
	Georgetown University	5.115%	4/1/53	122	116
	Home Depot Inc.	3.900%	12/6/28	290	283
	Home Depot Inc.	4.850%	6/25/31	645	644
	Home Depot Inc.	3.250%	4/15/32	748	667
	Home Depot Inc.	3.300%	4/15/40	825	642
	Home Depot Inc.	4.200%	4/1/43	425	358
	Home Depot Inc.	4.875%	2/15/44	250	228
	Home Depot Inc.	4.400%	3/15/45	780	666
	Home Depot Inc.	4.250%	4/1/46	1,332	1,107
	Home Depot Inc.	4.500%	12/6/48	345	294
	Home Depot Inc.	3.125%	12/15/49	75	50
	Home Depot Inc.	2.375%	3/15/51	70	39
	Home Depot Inc.	2.750%	9/15/51	575	350
	Home Depot Inc.	3.625%	4/15/52	655	474
	Home Depot Inc.	5.300%	6/25/54	2,190	2,097
	Home Depot Inc.	5.400%	6/25/64	110	105
[5]	Hyundai Capital America	1.650%	9/17/26	1,060	1,003
[2]	Johns Hopkins University	4.083%	7/1/53	200	162
[2]	Johns Hopkins University	2.813%	1/1/60	180	108
	Leland Stanford Junior University	2.413%	6/1/50	73	43
	Lowe's Cos. Inc.	3.100%	5/3/27	767	742
	Lowe's Cos. Inc.	6.500%	3/15/29	334	356
	Lowe's Cos. Inc.	3.650%	4/5/29	85	81
	Lowe's Cos. Inc.	2.800%	9/15/41	425	291
	Lowe's Cos. Inc.	4.650%	4/15/42	750	656
	Lowe's Cos. Inc.	5.800%	9/15/62	672	649
	Massachusetts Institute of Technology	2.989%	7/1/50	26	18
	Massachusetts Institute of Technology	2.294%	7/1/51	63	36
	McDonald's Corp.	3.625%	9/1/49	142	102
[2]	Northeastern University	2.894%	10/1/50	225	149
[2]	Northwestern University	2.640%	12/1/50	25	16
	President & Fellows of Harvard College	3.745%	11/15/52	15	12
	Thomas Jefferson University	3.847%	11/1/57	212	157
	Trustees of Princeton University	2.516%	7/1/50	61	38
	Trustees of Princeton University	4.201%	3/1/52	64	54
	Trustees of the University of Pennsylvania	2.396%	10/1/50	193	114
[2]	University of Chicago	2.761%	4/1/45	165	125
	University of Southern California	2.945%	10/1/51	60	39
	University of Southern California	4.976%	10/1/53	630	588
	Yale University	2.402%	4/15/50	41	24
					25,062
Consumer Staples (0.9%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	2,040	1,933
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,961	1,784
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,143	1,986
6

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	341	336
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	317	324
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	814
	BAT Capital Corp.	6.343%	8/2/30	305	320
	BAT Capital Corp.	6.000%	2/20/34	100	103
	BAT Capital Corp.	4.390%	8/15/37	1,400	1,207
	BAT Capital Corp.	7.079%	8/2/43	340	366
[5]	Cargill Inc.	6.875%	5/1/28	645	678
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	393
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	898	909
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	460	463
	Colgate-Palmolive Co.	7.600%	5/19/25	480	485
[5]	Danone SA	2.947%	11/2/26	735	712
	Diageo Capital plc	2.375%	10/24/29	2,108	1,888
	Kenvue Inc.	5.000%	3/22/30	1,025	1,032
	Kenvue Inc.	5.100%	3/22/43	460	440
	Kenvue Inc.	5.050%	3/22/53	500	463
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,755
	Philip Morris International Inc.	5.125%	11/17/27	840	850
	Philip Morris International Inc.	5.625%	11/17/29	1,160	1,195
	Philip Morris International Inc.	5.125%	2/15/30	2,740	2,755
	Philip Morris International Inc.	5.125%	2/13/31	705	705
	Philip Morris International Inc.	4.750%	11/1/31	675	660
	Philip Morris International Inc.	5.750%	11/17/32	1,470	1,510
	Philip Morris International Inc.	5.375%	2/15/33	3,436	3,441
	Philip Morris International Inc.	5.250%	2/13/34	2,070	2,047
	Philip Morris International Inc.	4.875%	11/15/43	145	130
	Philip Morris International Inc.	4.250%	11/10/44	1,150	938
					32,622
Energy (1.3%)
	BP Capital Markets America Inc.	1.749%	8/10/30	345	292
	BP Capital Markets America Inc.	2.721%	1/12/32	3,210	2,746
	BP Capital Markets America Inc.	4.812%	2/13/33	1,180	1,138
	BP Capital Markets America Inc.	4.893%	9/11/33	1,240	1,200
	BP Capital Markets America Inc.	5.227%	11/17/34	1,790	1,762
	BP Capital Markets America Inc.	2.772%	11/10/50	470	282
	BP Capital Markets America Inc.	2.939%	6/4/51	925	572
	BP Capital Markets America Inc.	3.001%	3/17/52	1,206	752
	BP Capital Markets America Inc.	3.379%	2/8/61	370	234
	Cheniere Energy Partners LP	5.950%	6/30/33	585	597
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	265	258
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	140	138
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	355	365
[5]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	510	523
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,202	1,243
[5]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	247	259
[5]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	247	262
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	536
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	109
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,349
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	631	540
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	364
	Enbridge Inc.	6.700%	11/15/53	708	768
	Enbridge Inc.	5.950%	4/5/54	300	297
	Energy Transfer LP	5.250%	4/15/29	1,375	1,380
	Energy Transfer LP	6.550%	12/1/33	495	526
	Energy Transfer LP	5.350%	5/15/45	160	144
	Energy Transfer LP	6.125%	12/15/45	170	167
	Energy Transfer LP	5.300%	4/15/47	155	137
	Energy Transfer LP	5.400%	10/1/47	247	221
	Energy Transfer LP	5.950%	5/15/54	550	530
[5]	Eni SpA	5.950%	5/15/54	1,030	990
	Enterprise Products Operating LLC	5.950%	2/1/41	90	92
	Enterprise Products Operating LLC	5.100%	2/15/45	470	432
	Enterprise Products Operating LLC	4.250%	2/15/48	730	584
	Enterprise Products Operating LLC	3.300%	2/15/53	550	361
	Equinor ASA	2.875%	4/6/25	140	139
	Equinor ASA	3.125%	4/6/30	1,548	1,427
	Exxon Mobil Corp.	2.610%	10/15/30	970	864
7

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	4.114%	3/1/46	220	178
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,123	962
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,012	798
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	530	523
[2,5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	234	235
[2]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	425	426
[2,5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	825	833
[2,5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	815	795
	MPLX LP	2.650%	8/15/30	216	189
	MPLX LP	4.950%	9/1/32	225	217
	MPLX LP	5.500%	6/1/34	615	606
	ONEOK Inc.	5.650%	11/1/28	325	332
	ONEOK Inc.	4.750%	10/15/31	700	677
	ONEOK Inc.	6.050%	9/1/33	500	514
[5]	QatarEnergy	2.250%	7/12/31	925	778
[5]	QatarEnergy	3.125%	7/12/41	675	498
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	783
[5]	Schlumberger Holdings Corp.	5.000%	11/15/29	430	431
	Shell Finance US Inc.	4.125%	5/11/35	1,130	1,035
	Shell Finance US Inc.	4.550%	8/12/43	100	87
	Shell Finance US Inc.	4.375%	5/11/45	3,365	2,811
	Shell International Finance BV	5.500%	3/25/40	345	345
	Shell International Finance BV	3.000%	11/26/51	2,085	1,318
	Suncor Energy Inc.	5.950%	12/1/34	500	517
	Targa Resources Corp.	6.150%	3/1/29	1,815	1,883
	TotalEnergies Capital SA	5.150%	4/5/34	705	700
	TotalEnergies Capital SA	5.488%	4/5/54	445	426
	TotalEnergies Capital SA	5.275%	9/10/54	455	421
	TotalEnergies Capital SA	5.638%	4/5/64	665	634
	TotalEnergies Capital SA	5.425%	9/10/64	900	833
	TransCanada PipeLines Ltd.	4.875%	1/15/26	960	959
	TransCanada PipeLines Ltd.	4.100%	4/15/30	295	280
[5]	Whistler Pipeline LLC	5.400%	9/30/29	240	239
[5]	Whistler Pipeline LLC	5.700%	9/30/31	180	180
					47,023
Financials (9.6%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,135	1,144
[5]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	1,210	1,157
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	1,795	1,819
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	480	444
[5]	AIB Group plc	5.871%	3/28/35	400	401
	Allstate Corp.	5.250%	3/30/33	445	444
	Allstate Corp.	5.550%	5/9/35	197	199
	Allstate Corp.	3.850%	8/10/49	156	117
	American Express Co.	5.282%	7/27/29	300	303
	American Express Co.	5.532%	4/25/30	500	509
	American Express Co.	6.489%	10/30/31	315	336
	American Express Co.	5.043%	5/1/34	2,054	2,016
	American Express Co.	5.915%	4/25/35	1,388	1,417
	American Express Co.	5.284%	7/26/35	600	593
	American International Group Inc.	6.250%	5/1/36	245	258
	American International Group Inc.	4.800%	7/10/45	260	232
	American International Group Inc.	4.750%	4/1/48	565	500
	American International Group Inc.	4.375%	6/30/50	375	309
	Ameriprise Financial Inc.	5.700%	12/15/28	494	509
	Ameriprise Financial Inc.	4.500%	5/13/32	335	322
	Ameriprise Financial Inc.	5.150%	5/15/33	630	628
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	526
	Aon North America Inc.	5.450%	3/1/34	1,685	1,683
	Arthur J Gallagher & Co.	4.850%	12/15/29	140	139
	Arthur J Gallagher & Co.	5.150%	2/15/35	245	239
[5]	Athene Global Funding	5.349%	7/9/27	1,105	1,116
[5]	Athene Global Funding	1.985%	8/19/28	10	9
[5]	Athene Global Funding	2.717%	1/7/29	980	889
[5]	Athene Global Funding	5.583%	1/9/29	860	869
[5]	Athene Global Funding	4.721%	10/8/29	1,244	1,212
	Athene Holding Ltd.	4.125%	1/12/28	207	202
	Athene Holding Ltd.	6.250%	4/1/54	800	802
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	581
8

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Aviation Capital Group LLC	1.950%	9/20/26	415	394
	Banco Santander SA	1.849%	3/25/26	1,000	962
	Banco Santander SA	5.365%	7/15/28	600	604
	Bank of America Corp.	4.948%	7/22/28	85	85
	Bank of America Corp.	6.204%	11/10/28	300	311
	Bank of America Corp.	5.202%	4/25/29	500	502
	Bank of America Corp.	4.271%	7/23/29	4,780	4,654
	Bank of America Corp.	5.819%	9/15/29	500	512
	Bank of America Corp.	3.194%	7/23/30	1,055	971
	Bank of America Corp.	2.496%	2/13/31	1,495	1,312
	Bank of America Corp.	2.572%	10/20/32	490	412
	Bank of America Corp.	4.571%	4/27/33	4,178	3,973
	Bank of America Corp.	5.872%	9/15/34	2,680	2,753
	Bank of America Corp.	5.468%	1/23/35	1,561	1,565
	Bank of America Corp.	3.846%	3/8/37	1,323	1,171
	Bank of America Corp.	5.875%	2/7/42	260	271
	Bank of America Corp.	3.311%	4/22/42	870	651
	Bank of America Corp.	5.000%	1/21/44	1,000	933
	Bank of America Corp.	4.330%	3/15/50	1,900	1,547
	Bank of America Corp.	2.972%	7/21/52	1,225	776
	Bank of New York Mellon Corp.	5.834%	10/25/33	404	418
	Bank of New York Mellon Corp.	4.706%	2/1/34	450	432
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,122	1,098
	Bank of New York Mellon Corp.	6.474%	10/25/34	255	276
	Bank of Nova Scotia	5.350%	12/7/26	1,740	1,763
	Bank of Nova Scotia	1.950%	2/2/27	360	340
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	944
	Barclays plc	2.852%	5/7/26	220	218
	Barclays plc	2.279%	11/24/27	400	380
	Barclays plc	5.335%	9/10/35	500	481
	Barclays plc	3.330%	11/24/42	265	192
[5]	Beacon Funding Trust	6.266%	8/15/54	1,335	1,315
	BlackRock Funding Inc.	5.250%	3/14/54	765	721
	BlackRock Funding Inc.	5.350%	1/8/55	790	755
	Blackrock Inc.	2.100%	2/25/32	605	498
	Blackrock Inc.	4.750%	5/25/33	2,125	2,077
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	605	505
[5]	BNP Paribas SA	1.323%	1/13/27	585	563
[5]	BNP Paribas SA	3.500%	11/16/27	2,050	1,964
[5]	BNP Paribas SA	2.591%	1/20/28	630	599
[5]	BNP Paribas SA	5.335%	6/12/29	1,095	1,097
[5]	BNP Paribas SA	5.738%	2/20/35	500	499
[5]	BPCE SA	3.500%	10/23/27	1,780	1,700
[5]	BPCE SA	5.281%	5/30/29	575	576
[5]	BPCE SA	2.700%	10/1/29	1,450	1,297
[5]	BPCE SA	5.936%	5/30/35	1,805	1,791
[5]	Brighthouse Financial Global Funding	1.750%	1/13/25	505	504
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	501
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	464
[5]	Brighthouse Financial Global Funding	5.650%	6/10/29	1,186	1,194
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	1,105	1,117
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	925	920
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,095	1,072
	Capital One Financial Corp.	7.149%	10/29/27	455	472
	Capital One Financial Corp.	6.312%	6/8/29	557	575
	Capital One Financial Corp.	5.700%	2/1/30	378	383
	Capital One Financial Corp.	7.624%	10/30/31	914	1,008
	Capital One Financial Corp.	5.817%	2/1/34	250	251
	Capital One Financial Corp.	6.377%	6/8/34	1,416	1,469
	Capital One Financial Corp.	6.051%	2/1/35	2,203	2,238
	Capital One Financial Corp.	5.884%	7/26/35	1,026	1,030
	Charles Schwab Corp.	3.200%	3/2/27	410	397
	Charles Schwab Corp.	2.000%	3/20/28	952	872
	Chubb INA Holdings LLC	4.350%	11/3/45	715	609
	Citibank NA	5.570%	4/30/34	795	804
	Citigroup Inc.	1.462%	6/9/27	1,213	1,155
	Citigroup Inc.	3.070%	2/24/28	1,000	961
	Citigroup Inc.	3.520%	10/27/28	839	807
	Citigroup Inc.	5.174%	2/13/30	500	499
	Citigroup Inc.	3.878%	1/24/39	1,025	855
9

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	2.904%	11/3/42	560	391
	Citizens Financial Group Inc.	5.841%	1/23/30	175	178
[5]	CNO Global Funding	1.650%	1/6/25	260	260
[5]	CNO Global Funding	5.875%	6/4/27	1,035	1,054
[5]	CNO Global Funding	4.875%	12/10/27	215	214
[5]	CNO Global Funding	2.650%	1/6/29	370	334
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	1,060	1,071
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	1,944
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,306
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	625	618
	Corebridge Financial Inc.	3.900%	4/5/32	1,810	1,647
	Corebridge Financial Inc.	6.050%	9/15/33	190	196
	Corebridge Financial Inc.	5.750%	1/15/34	1,150	1,171
	Corebridge Financial Inc.	4.350%	4/5/42	105	87
	Corebridge Financial Inc.	4.400%	4/5/52	427	343
[5]	Corebridge Global Funding	5.750%	7/2/26	595	604
[5]	Corebridge Global Funding	5.900%	9/19/28	255	262
[5]	Corebridge Global Funding	5.200%	1/12/29	615	618
[5]	Corebridge Global Funding	5.200%	6/24/29	1,950	1,958
[5]	Credit Agricole SA	5.589%	7/5/26	1,200	1,213
[5]	Credit Agricole SA	4.631%	9/11/28	995	982
[5]	Credit Agricole SA	6.316%	10/3/29	355	367
[5]	Danske Bank A/S	1.621%	9/11/26	855	835
[5]	Danske Bank A/S	6.259%	9/22/26	1,040	1,048
[5]	Danske Bank A/S	1.549%	9/10/27	1,605	1,517
[5]	Danske Bank A/S	5.705%	3/1/30	275	279
	Deutsche Bank AG	6.720%	1/18/29	155	161
	Deutsche Bank AG	6.819%	11/20/29	419	438
[5]	DNB Bank ASA	1.535%	5/25/27	960	916
[5]	DNB Bank ASA	1.605%	3/30/28	1,330	1,234
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	364
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	784
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	345
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	490
[5]	Equitable Financial Life Global Funding	4.875%	11/19/27	255	255
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	786
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	1,075	1,090
[5]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	2,055	2,064
	Fifth Third Bancorp	4.055%	4/25/28	325	318
	Fifth Third Bancorp	4.337%	4/25/33	15	14
[5]	Five Corners Funding Trust III	5.791%	2/15/33	810	831
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	1,480	1,490
[5]	GA Global Funding Trust	4.400%	9/23/27	1,540	1,517
[5]	GA Global Funding Trust	5.500%	1/8/29	502	507
[5]	GA Global Funding Trust	5.200%	12/9/31	795	775
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,955
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	726
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,095	1,051
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,102
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	786
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	2,947
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,560
	Goldman Sachs Group Inc.	3.800%	3/15/30	40	38
	Goldman Sachs Group Inc.	4.692%	10/23/30	500	490
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,667
	Goldman Sachs Group Inc.	2.383%	7/21/32	2,433	2,032
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	528
	Goldman Sachs Group Inc.	3.102%	2/24/33	1,112	959
	Goldman Sachs Group Inc.	6.561%	10/24/34	1,800	1,937
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	895
[5]	Guardian Life Global Funding	1.250%	5/13/26	205	196
	HSBC Holdings plc	5.887%	8/14/27	1,270	1,288
	HSBC Holdings plc	4.041%	3/13/28	890	871
	HSBC Holdings plc	5.597%	5/17/28	1,360	1,374
	HSBC Holdings plc	7.390%	11/3/28	1,340	1,420
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,641
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,293
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,382
	HSBC Holdings plc	2.804%	5/24/32	1,055	896
	HSBC Holdings plc	6.547%	6/20/34	200	206
10

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	6.500%	5/2/36	900	935
	HSBC Holdings plc	6.100%	1/14/42	300	318
	Huntington National Bank	4.552%	5/17/28	320	317
	ING Groep NV	3.950%	3/29/27	2,495	2,448
	ING Groep NV	1.726%	4/1/27	500	480
	ING Groep NV	5.335%	3/19/30	545	547
	Intercontinental Exchange Inc.	4.000%	9/15/27	3,545	3,492
	Intercontinental Exchange Inc.	4.350%	6/15/29	255	250
	Intercontinental Exchange Inc.	1.850%	9/15/32	180	143
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,140	1,094
	Intercontinental Exchange Inc.	2.650%	9/15/40	255	178
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,257	798
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,094	1,869
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	495
[5]	Jackson National Life Global Funding	1.750%	1/12/25	555	554
[5]	Jackson National Life Global Funding	5.550%	7/2/27	610	618
	JPMorgan Chase & Co.	4.851%	7/25/28	500	500
	JPMorgan Chase & Co.	2.069%	6/1/29	740	672
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,056
	JPMorgan Chase & Co.	5.012%	1/23/30	900	899
	JPMorgan Chase & Co.	5.581%	4/22/30	6,100	6,214
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,390
	JPMorgan Chase & Co.	4.603%	10/22/30	1,540	1,511
	JPMorgan Chase & Co.	4.912%	7/25/33	2,000	1,956
	JPMorgan Chase & Co.	5.350%	6/1/34	3,945	3,943
	JPMorgan Chase & Co.	5.336%	1/23/35	300	298
	JPMorgan Chase & Co.	4.946%	10/22/35	930	896
	JPMorgan Chase & Co.	3.109%	4/22/41	835	617
	JPMorgan Chase & Co.	5.400%	1/6/42	750	738
	JPMorgan Chase & Co.	3.157%	4/22/42	560	410
	JPMorgan Chase & Co.	3.964%	11/15/48	6,475	5,053
	JPMorgan Chase & Co.	3.109%	4/22/51	845	556
[5]	KBC Group NV	6.324%	9/21/34	840	870
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	274
[5]	Liberty Mutual Group Inc.	5.500%	6/15/52	1,709	1,574
	Lloyds Banking Group plc	3.574%	11/7/28	225	216
	Lloyds Banking Group plc	5.087%	11/26/28	740	741
	Lloyds Banking Group plc	5.679%	1/5/35	500	498
[5]	Lseg US Fin Corp.	5.297%	3/28/34	255	254
[5]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,490
[5]	LSEGA Financing plc	2.000%	4/6/28	630	574
[5]	LSEGA Financing plc	2.500%	4/6/31	669	570
	M&T Bank Corp.	7.413%	10/30/29	1,435	1,537
[5]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,159
[5]	Macquarie Group Ltd.	2.871%	1/14/33	1,543	1,304
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	683
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,125	2,102
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	663
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	220	197
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	347
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	240	231
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	349
[5]	Met Tower Global Funding	5.250%	4/12/29	340	344
	MetLife Inc.	4.125%	8/13/42	145	121
	MetLife Inc.	4.875%	11/13/43	530	480
	MetLife Inc.	5.000%	7/15/52	387	350
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	626
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,114
[5]	Metropolitan Life Global Funding I	4.300%	8/25/29	440	428
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,179
[5]	Metropolitan Life Global Funding I	5.150%	3/28/33	520	514
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	815	818
	Morgan Stanley	3.125%	7/27/26	1,345	1,314
	Morgan Stanley	6.250%	8/9/26	3,000	3,072
	Morgan Stanley	3.625%	1/20/27	1,250	1,226
	Morgan Stanley	3.772%	1/24/29	4,022	3,878
	Morgan Stanley	2.699%	1/22/31	1,105	981
	Morgan Stanley	2.239%	7/21/32	1,805	1,494
	Morgan Stanley	2.511%	10/20/32	615	515
	Morgan Stanley	2.943%	1/21/33	920	788
11

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	4.889%	7/20/33	2,891	2,798
	Morgan Stanley	5.466%	1/18/35	805	801
	Morgan Stanley	2.484%	9/16/36	1,275	1,037
	Morgan Stanley	5.297%	4/20/37	270	262
	Morgan Stanley	5.948%	1/19/38	825	826
	Morgan Stanley	4.300%	1/27/45	850	701
	Nasdaq Inc.	5.550%	2/15/34	1,030	1,040
	Nasdaq Inc.	3.950%	3/7/52	540	401
	Nasdaq Inc.	5.950%	8/15/53	440	443
	Nasdaq Inc.	6.100%	6/28/63	1,433	1,450
	National Australia Bank Ltd.	3.905%	6/9/27	885	871
[5]	National Australia Bank Ltd.	5.134%	11/28/28	1,538	1,558
[5]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,819
[5]	National Securities Clearing Corp.	5.100%	11/21/27	1,565	1,581
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,050
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,139
	NatWest Group plc	1.642%	6/14/27	870	830
[5]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,856
[5]	New York Life Global Funding	5.000%	1/9/34	1,195	1,181
[5]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,173
[5]	New York Life Insurance Co.	3.750%	5/15/50	345	252
[5]	New York Life Insurance Co.	4.450%	5/15/69	435	337
[5]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,797
[5]	Northwestern Mutual Global Funding	5.160%	5/28/31	845	846
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	696	523
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	181
[5]	Nuveen LLC	5.550%	1/15/30	130	132
[5]	Nuveen LLC	5.850%	4/15/34	290	293
[5]	Pacific Life Global Funding II	1.375%	4/14/26	795	763
[5]	Pacific LifeCorp.	5.400%	9/15/52	500	469
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,432
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	920
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,250	1,280
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	1,230	1,251
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,125	1,158
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	375	378
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/30	218	229
	PNC Bank NA	2.950%	2/23/25	1,105	1,102
	PNC Bank NA	3.100%	10/25/27	1,165	1,117
	PNC Bank NA	3.250%	1/22/28	1,675	1,603
[5]	Pricoa Global Funding I	5.100%	5/30/28	1,058	1,066
[5]	Pricoa Global Funding I	4.650%	8/27/31	270	262
[5]	Principal Life Global Funding II	2.500%	9/16/29	1,000	894
	Progressive Corp.	4.950%	6/15/33	1,694	1,676
	Progressive Corp.	4.125%	4/15/47	295	237
[5]	Protective Life Global Funding	4.714%	7/6/27	750	749
	Prudential Financial Inc.	3.905%	12/7/47	233	178
	Prudential Financial Inc.	4.350%	2/25/50	1,856	1,507
[5]	RGA Global Funding	2.700%	1/18/29	425	388
[5]	RGA Global Funding	5.448%	5/24/29	585	592
[5]	RGA Global Funding	5.500%	1/11/31	495	500
[5]	RGA Global Funding	5.050%	12/6/31	1,225	1,205
	Royal Bank of Canada	5.000%	2/1/33	1,364	1,340
	S&P Global Inc.	2.900%	3/1/32	1,817	1,584
	S&P Global Inc.	3.700%	3/1/52	45	34
[5]	Standard Chartered plc	6.301%	1/9/29	990	1,016
[5]	Standard Chartered plc	5.005%	10/15/30	775	760
	State Street Corp.	4.821%	1/26/34	450	436
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,784
[5]	Swedbank AB	6.136%	9/12/26	1,010	1,031
[5]	Swedbank AB	4.998%	11/20/29	1,360	1,355
[5]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	915	816
[5]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	1,145	914
	Toronto-Dominion Bank	4.456%	6/8/32	332	315
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,378
	Truist Financial Corp.	4.873%	1/26/29	1,080	1,073
	UBS AG	1.250%	6/1/26	985	939
	UBS AG	7.500%	2/15/28	1,195	1,279
	UBS AG	5.650%	9/11/28	1,385	1,416
[5]	UBS Group AG	1.305%	2/2/27	545	524
12

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	UBS Group AG	1.494%	8/10/27	1,160	1,097
[5]	UBS Group AG	5.428%	2/8/30	200	201
[5]	UBS Group AG	5.617%	9/13/30	1,946	1,977
[5]	UBS Group AG	2.095%	2/11/32	720	593
[5]	UBS Group AG	3.091%	5/14/32	1,195	1,041
[5]	UBS Group AG	2.746%	2/11/33	330	275
[5]	UBS Group AG	6.537%	8/12/33	735	776
[5]	UBS Group AG	9.016%	11/15/33	750	905
[5]	UBS Group AG	6.301%	9/22/34	1,620	1,691
[5]	UBS Group AG	5.699%	2/8/35	750	755
[5]	UBS Group AG	3.179%	2/11/43	855	616
[5]	UniCredit SpA	1.982%	6/3/27	1,015	971
[5]	UniCredit SpA	3.127%	6/3/32	1,000	866
	Wachovia Corp.	7.500%	4/15/35	1,000	1,151
	Wells Fargo & Co.	3.000%	2/19/25	890	887
	Wells Fargo & Co.	3.000%	4/22/26	705	690
	Wells Fargo & Co.	3.000%	10/23/26	170	165
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,665
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,193
	Wells Fargo & Co.	5.574%	7/25/29	100	101
	Wells Fargo & Co.	6.303%	10/23/29	1,310	1,362
	Wells Fargo & Co.	5.198%	1/23/30	100	100
	Wells Fargo & Co.	2.879%	10/30/30	435	392
	Wells Fargo & Co.	2.572%	2/11/31	2,347	2,070
	Wells Fargo & Co.	3.350%	3/2/33	235	206
	Wells Fargo & Co.	4.897%	7/25/33	5,676	5,483
	Wells Fargo & Co.	5.389%	4/24/34	825	814
	Wells Fargo & Co.	5.499%	1/23/35	1,457	1,448
	Wells Fargo & Co.	5.211%	12/3/35	1,820	1,773
	Wells Fargo & Co.	5.606%	1/15/44	2,316	2,216
	Wells Fargo & Co.	4.900%	11/17/45	515	446
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,739
	Wells Fargo & Co.	4.611%	4/25/53	1,245	1,040
	Wells Fargo Bank NA	5.254%	12/11/26	2,917	2,951
					339,959
Health Care (2.0%)
	AbbVie Inc.	4.950%	3/15/31	1,015	1,014
	AbbVie Inc.	5.350%	3/15/44	554	538
	AbbVie Inc.	4.850%	6/15/44	200	181
	AbbVie Inc.	4.700%	5/14/45	649	573
	AbbVie Inc.	5.400%	3/15/54	1,102	1,060
	AdventHealth Obligated Group	2.795%	11/15/51	900	556
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	314
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	355
[5]	Alcon Finance Corp.	2.750%	9/23/26	200	193
[5]	Alcon Finance Corp.	2.600%	5/27/30	200	177
[5]	Alcon Finance Corp.	5.375%	12/6/32	255	255
[5]	Alcon Finance Corp.	3.800%	9/23/49	305	224
[5]	Alcon Finance Corp.	5.750%	12/6/52	775	762
	Ascension Health	2.532%	11/15/29	1,405	1,262
[2]	Ascension Health	4.847%	11/15/53	50	45
	AstraZeneca plc	4.000%	1/17/29	2,270	2,208
	AstraZeneca plc	6.450%	9/15/37	615	674
	Banner Health	2.907%	1/1/42	910	647
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,092
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	255	157
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	570	559
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	552
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	275
	Bristol-Myers Squibb Co.	5.200%	2/22/34	300	299
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,785	1,379
	Bristol-Myers Squibb Co.	5.500%	2/22/44	115	114
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	144
	Bristol-Myers Squibb Co.	5.650%	2/22/64	2,000	1,923
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,118
	Children's Hospital Corp.	2.585%	2/1/50	160	96
	Cigna Group	4.375%	10/15/28	515	505
	CommonSpirit Health	3.347%	10/1/29	1,015	946
	CommonSpirit Health	2.782%	10/1/30	684	605
13

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CommonSpirit Health	5.205%	12/1/31	1,235	1,230
[2]	CommonSpirit Health	4.350%	11/1/42	601	502
	CommonSpirit Health	3.910%	10/1/50	70	52
	Cottage Health Obligated Group	3.304%	11/1/49	295	206
[5]	CSL Finance plc	4.750%	4/27/52	1,164	996
	CVS Health Corp.	1.750%	8/21/30	145	118
	CVS Health Corp.	4.875%	7/20/35	230	209
	CVS Health Corp.	5.050%	3/25/48	300	247
	Elevance Health Inc.	2.550%	3/15/31	950	815
	Elevance Health Inc.	5.500%	10/15/32	320	323
	Elevance Health Inc.	6.100%	10/15/52	75	76
	Eli Lilly & Co.	4.875%	2/27/53	270	243
	Eli Lilly & Co.	5.050%	8/14/54	415	384
	Eli Lilly & Co.	4.950%	2/27/63	235	211
	Eli Lilly & Co.	5.200%	8/14/64	140	130
	Gilead Sciences Inc.	2.600%	10/1/40	780	539
	Gilead Sciences Inc.	4.800%	4/1/44	425	380
	Gilead Sciences Inc.	4.500%	2/1/45	290	248
	Gilead Sciences Inc.	4.150%	3/1/47	1,071	857
	Gilead Sciences Inc.	5.550%	10/15/53	300	295
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	886	903
	HCA Inc.	5.450%	4/1/31	310	309
	HCA Inc.	6.000%	4/1/54	1,040	991
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	228
	Inova Health System Foundation	4.068%	5/15/52	475	376
	Kaiser Foundation Hospitals	3.150%	5/1/27	275	266
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	799
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	717
	Mass General Brigham Inc.	3.192%	7/1/49	535	366
	Mass General Brigham Inc.	3.342%	7/1/60	955	623
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	385
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	250
	Merck & Co. Inc.	4.150%	5/18/43	760	635
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,503
	Merck & Co. Inc.	5.150%	5/17/63	300	273
	Novartis Capital Corp.	4.400%	5/6/44	640	560
	OhioHealth Corp.	2.297%	11/15/31	760	636
	OhioHealth Corp.	2.834%	11/15/41	485	341
	Pfizer Inc.	3.450%	3/15/29	2,165	2,064
	Pfizer Inc.	4.100%	9/15/38	1,505	1,312
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	885	857
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	1,240	1,162
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	645	604
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	209
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	176
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	211
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	881
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	449	448
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	245
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	584
[5]	Roche Holdings Inc.	2.607%	12/13/51	305	181
	Royalty Pharma plc	5.400%	9/2/34	2,679	2,607
	Royalty Pharma plc	5.900%	9/2/54	600	569
	SSM Health Care Corp.	3.823%	6/1/27	940	922
	Sutter Health	2.294%	8/15/30	295	257
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	1,653	1,638
	Toledo Hospital	5.750%	11/15/38	545	537
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,157
	UnitedHealth Group Inc.	2.000%	5/15/30	275	237
	UnitedHealth Group Inc.	2.300%	5/15/31	435	370
	UnitedHealth Group Inc.	4.950%	1/15/32	1,170	1,156
	UnitedHealth Group Inc.	4.200%	5/15/32	335	316
	UnitedHealth Group Inc.	5.150%	7/15/34	225	222
	UnitedHealth Group Inc.	3.500%	8/15/39	215	170
	UnitedHealth Group Inc.	2.750%	5/15/40	310	218
	UnitedHealth Group Inc.	5.950%	2/15/41	317	324
	UnitedHealth Group Inc.	3.050%	5/15/41	1,213	876
	UnitedHealth Group Inc.	4.375%	3/15/42	1,318	1,122
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,347
	UnitedHealth Group Inc.	5.500%	7/15/44	695	674
14

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.750%	7/15/45	592	521
	UnitedHealth Group Inc.	4.200%	1/15/47	215	173
	UnitedHealth Group Inc.	3.750%	10/15/47	145	108
	UnitedHealth Group Inc.	4.250%	6/15/48	880	705
	UnitedHealth Group Inc.	4.450%	12/15/48	140	115
	UnitedHealth Group Inc.	3.700%	8/15/49	675	491
	UnitedHealth Group Inc.	2.900%	5/15/50	1,539	954
	UnitedHealth Group Inc.	3.250%	5/15/51	295	194
	UnitedHealth Group Inc.	4.750%	5/15/52	245	210
	UnitedHealth Group Inc.	5.875%	2/15/53	1,655	1,656
	UnitedHealth Group Inc.	5.625%	7/15/54	1,476	1,433
	UnitedHealth Group Inc.	3.875%	8/15/59	615	436
	UnitedHealth Group Inc.	5.750%	7/15/64	1,250	1,213
					70,886
Industrials (0.7%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	495	411
[5]	Ashtead Capital Inc.	5.500%	8/11/32	286	282
[5]	Ashtead Capital Inc.	5.550%	5/30/33	200	197
[5]	Ashtead Capital Inc.	5.950%	10/15/33	255	258
[5]	Ashtead Capital Inc.	5.800%	4/15/34	1,830	1,828
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,075
[5]	BAE Systems plc	3.400%	4/15/30	215	198
[5]	BAE Systems plc	5.250%	3/26/31	200	200
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	218
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	341
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	48
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	265
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	437
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	17	14
	Canadian National Railway Co.	2.450%	5/1/50	205	119
	Canadian Pacific Railway Co.	4.950%	8/15/45	480	434
	CSX Corp.	3.350%	9/15/49	235	163
	CSX Corp.	4.900%	3/15/55	270	242
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	450	451
[5]	Daimler Truck Finance North America LLC	5.000%	1/15/27	210	210
[5]	Daimler Truck Finance North America LLC	3.650%	4/7/27	445	433
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	151
[5]	Daimler Truck Finance North America LLC	5.375%	1/18/34	355	353
	Eaton Corp.	4.700%	8/23/52	130	114
[5]	Element Fleet Management Corp.	5.643%	3/13/27	450	456
	Honeywell International Inc.	4.250%	1/15/29	839	827
	Honeywell International Inc.	4.875%	9/1/29	161	162
	Honeywell International Inc.	4.700%	2/1/30	300	298
	Honeywell International Inc.	5.000%	2/15/33	1,053	1,047
	Honeywell International Inc.	5.375%	3/1/41	132	130
	John Deere Capital Corp.	4.500%	1/16/29	755	748
	John Deere Capital Corp.	5.150%	9/8/33	1,049	1,051
	Lockheed Martin Corp.	4.500%	5/15/36	211	198
	Lockheed Martin Corp.	4.700%	5/15/46	546	487
	Lockheed Martin Corp.	5.700%	11/15/54	1,379	1,403
	Lockheed Martin Corp.	5.200%	2/15/55	290	273
	Regal Rexnord Corp.	6.050%	2/15/26	224	226
	Republic Services Inc.	4.875%	4/1/29	110	110
	Republic Services Inc.	5.000%	12/15/33	85	84
	Republic Services Inc.	5.200%	11/15/34	2,001	1,981
	RTX Corp.	4.450%	11/16/38	80	71
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	575
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	850	724
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	550	474
	Trane Technologies Financing Ltd.	5.250%	3/3/33	515	516
	Trane Technologies Financing Ltd.	5.100%	6/13/34	110	109
[5]	UL Solutions Inc.	6.500%	10/20/28	380	395
	Union Pacific Corp.	2.800%	2/14/32	8	7
	Union Pacific Corp.	3.375%	2/14/42	515	391
	Union Pacific Corp.	3.250%	2/5/50	72	49
	Union Pacific Corp.	3.799%	10/1/51	696	518
	Union Pacific Corp.	3.500%	2/14/53	905	637
	Union Pacific Corp.	3.750%	2/5/70	335	224
15

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United Airlines Pass Through Trust Class B Series 2018-1	4.600%	9/1/27	95	94
					22,707
Materials (0.2%)
[5]	Anglo American Capital plc	2.625%	9/10/30	605	524
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	400
[5]	Glencore Finance Canada Ltd.	6.000%	11/15/41	80	79
[5]	Glencore Funding LLC	4.875%	3/12/29	216	214
[5]	Glencore Funding LLC	5.371%	4/4/29	1,143	1,152
[5]	Glencore Funding LLC	6.375%	10/6/30	1,541	1,617
[5]	Glencore Funding LLC	2.625%	9/23/31	230	194
[5]	Glencore Funding LLC	6.500%	10/6/33	360	382
[5]	Glencore Funding LLC	5.634%	4/4/34	1,697	1,690
[5]	Glencore Funding LLC	3.875%	4/27/51	70	50
[5]	Glencore Funding LLC	3.375%	9/23/51	261	171
[5]	Glencore Funding LLC	5.893%	4/4/54	765	742
					7,215
Real Estate (0.7%)
	American Tower Corp.	4.400%	2/15/26	450	447
	American Tower Corp.	3.800%	8/15/29	1,518	1,437
	American Tower Corp.	5.000%	1/31/30	525	522
	American Tower Corp.	5.900%	11/15/33	67	69
[5]	American Tower Trust #1	5.490%	3/15/53	2,070	2,090
	Crown Castle Inc.	5.200%	9/1/34	300	292
	Crown Castle Inc.	4.000%	11/15/49	218	162
	CubeSmart LP	2.250%	12/15/28	360	324
	CubeSmart LP	2.500%	2/15/32	233	195
	Extra Space Storage LP	5.500%	7/1/30	360	366
	Extra Space Storage LP	5.900%	1/15/31	821	847
	Extra Space Storage LP	5.350%	1/15/35	385	379
	Healthpeak OP LLC	2.125%	12/1/28	880	791
	Healthpeak OP LLC	3.000%	1/15/30	930	843
	NNN REIT Inc.	5.500%	6/15/34	875	872
	Prologis LP	5.250%	6/15/53	375	350
[5]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	561	550
	Public Storage Operating Co.	5.350%	8/1/53	475	452
	Realty Income Corp.	2.200%	6/15/28	735	672
	Realty Income Corp.	4.700%	12/15/28	840	835
	Realty Income Corp.	3.250%	1/15/31	380	343
	Realty Income Corp.	2.850%	12/15/32	1,295	1,093
	Realty Income Corp.	4.900%	7/15/33	816	791
	Realty Income Corp.	5.125%	2/15/34	910	892
[5]	SBA Tower Trust	1.840%	4/15/27	1,570	1,452
[5]	SBA Tower Trust	2.836%	1/15/50	725	724
[5]	SBA Tower Trust	1.884%	7/15/50	265	257
[5]	SBA Tower Trust	1.631%	5/15/51	1,060	994
[5]	SBA Tower Trust	2.593%	10/15/56	1,500	1,234
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	667
	Simon Property Group LP	2.450%	9/13/29	1,160	1,042
	VICI Properties LP	5.750%	4/1/34	85	86
	VICI Properties LP	6.125%	4/1/54	1,946	1,925
[5]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	605	587
					24,582
Technology (1.4%)
	Apple Inc.	3.850%	5/4/43	1,430	1,182
	Apple Inc.	3.450%	2/9/45	120	92
	Apple Inc.	4.650%	2/23/46	210	191
	Apple Inc.	3.850%	8/4/46	985	792
	Apple Inc.	2.650%	5/11/50	825	511
	Apple Inc.	2.650%	2/8/51	792	487
	Apple Inc.	3.950%	8/8/52	350	278
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	300
	Broadcom Inc.	4.110%	9/15/28	1,452	1,418
	Broadcom Inc.	5.050%	7/12/29	805	808
	Broadcom Inc.	4.350%	2/15/30	725	705
	Broadcom Inc.	4.150%	11/15/30	130	124
[5]	Broadcom Inc.	2.600%	2/15/33	710	587
	Broadcom Inc.	4.800%	10/15/34	500	482
[5]	Broadcom Inc.	3.187%	11/15/36	403	324
[5]	Broadcom Inc.	3.500%	2/15/41	425	331
16

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	4.950%	2/26/31	1,695	1,700
	Cisco Systems Inc.	5.050%	2/26/34	1,515	1,509
	Cisco Systems Inc.	5.300%	2/26/54	705	683
[5]	Constellation Software Inc.	5.158%	2/16/29	593	596
[5]	Constellation Software Inc.	5.461%	2/16/34	379	380
[5]	Foundry JV Holdco LLC	5.900%	1/25/30	295	299
[5]	Foundry JV Holdco LLC	6.150%	1/25/32	325	328
[5]	Foundry JV Holdco LLC	5.875%	1/25/34	481	470
[5]	Foundry JV Holdco LLC	6.250%	1/25/35	3,452	3,470
[5]	Foundry JV Holdco LLC	6.400%	1/25/38	750	757
	Intel Corp.	2.000%	8/12/31	105	85
	Intel Corp.	4.000%	12/15/32	250	224
	Intel Corp.	5.625%	2/10/43	1,906	1,740
	Intel Corp.	4.100%	5/19/46	1,172	835
	Intel Corp.	4.900%	8/5/52	154	121
	Intel Corp.	5.700%	2/10/53	335	296
	Intel Corp.	5.600%	2/21/54	172	151
	Intel Corp.	3.200%	8/12/61	425	230
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,420
	International Business Machines Corp.	3.500%	5/15/29	2,839	2,690
	International Business Machines Corp.	1.950%	5/15/30	255	219
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,063
	International Business Machines Corp.	4.150%	5/15/39	300	258
	International Business Machines Corp.	4.250%	5/15/49	500	401
	Intuit Inc.	5.200%	9/15/33	1,455	1,457
	Intuit Inc.	5.500%	9/15/53	1,826	1,788
	KLA Corp.	4.950%	7/15/52	1,934	1,753
	Micron Technology Inc.	4.663%	2/15/30	307	299
	Microsoft Corp.	3.450%	8/8/36	822	715
	Microsoft Corp.	2.525%	6/1/50	3,336	2,048
	Microsoft Corp.	2.500%	9/15/50	492	298
	Microsoft Corp.	2.921%	3/17/52	3,151	2,084
	Oracle Corp.	1.650%	3/25/26	895	863
	Oracle Corp.	3.250%	11/15/27	1,360	1,307
	Oracle Corp.	3.850%	7/15/36	1,584	1,356
	Oracle Corp.	3.800%	11/15/37	755	630
	Oracle Corp.	3.600%	4/1/40	340	265
	Oracle Corp.	4.500%	7/8/44	1,123	945
	Oracle Corp.	4.125%	5/15/45	757	596
	Oracle Corp.	4.000%	7/15/46	95	73
	Oracle Corp.	5.550%	2/6/53	373	352
	Oracle Corp.	5.375%	9/27/54	100	92
	QUALCOMM Inc.	2.150%	5/20/30	1,075	943
	QUALCOMM Inc.	4.300%	5/20/47	500	413
	QUALCOMM Inc.	4.500%	5/20/52	463	387
					50,201
Utilities (3.2%)
	AEP Texas Inc.	4.150%	5/1/49	145	109
	AEP Texas Inc.	3.450%	1/15/50	380	255
	AEP Transmission Co. LLC	4.500%	6/15/52	265	219
	Alabama Power Co.	6.000%	3/1/39	654	681
	Alabama Power Co.	5.200%	6/1/41	120	114
	Alabama Power Co.	4.100%	1/15/42	215	175
	Alabama Power Co.	3.750%	3/1/45	630	482
	Alabama Power Co.	4.300%	7/15/48	775	635
	Ameren Illinois Co.	3.800%	5/15/28	590	572
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,025
	Ameren Illinois Co.	3.700%	12/1/47	140	105
[2]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/41	475	464
	American Water Capital Corp.	2.950%	9/1/27	540	516
	American Water Capital Corp.	3.750%	9/1/47	45	33
	American Water Capital Corp.	4.200%	9/1/48	845	672
	American Water Capital Corp.	4.150%	6/1/49	25	20
	American Water Capital Corp.	3.450%	5/1/50	95	66
	Arizona Public Service Co.	6.350%	12/15/32	180	190
	Arizona Public Service Co.	5.550%	8/1/33	247	247
	Arizona Public Service Co.	3.350%	5/15/50	325	219
	Atmos Energy Corp.	5.000%	12/15/54	665	597
	Baltimore Gas & Electric Co.	2.900%	6/15/50	238	149
17

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,193
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	26
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,412
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	91
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	463	384
[5]	Boston Gas Co.	3.150%	8/1/27	140	133
[5]	Boston Gas Co.	3.757%	3/16/32	120	107
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	93
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	708	541
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	465	459
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	157
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,109	1,119
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,329
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	868	871
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	145	145
	Cleco Corporate Holdings LLC	3.743%	5/1/26	39	38
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	363
	Cleco Securitization I LLC	4.646%	9/1/44	765	719
	Commonwealth Edison Co.	2.950%	8/15/27	645	619
	Commonwealth Edison Co.	4.350%	11/15/45	375	314
	Commonwealth Edison Co.	3.650%	6/15/46	115	86
	Commonwealth Edison Co.	4.000%	3/1/48	368	287
	Commonwealth Edison Co.	3.850%	3/15/52	115	85
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	185	158
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	829
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	58
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	39
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	372
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	156	164
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,490	2,090
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	500	367
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	715	573
	Consumers Energy Co.	4.200%	9/1/52	470	379
	Dominion Energy Inc.	3.375%	4/1/30	298	274
	Dominion Energy Inc.	5.375%	11/15/32	1,725	1,727
	Dominion Energy Inc.	5.250%	8/1/33	1,000	986
	Dominion Energy Inc.	4.900%	8/1/41	225	201
	Dominion Energy Inc.	4.600%	3/15/49	760	626
	Dominion Energy Inc.	4.850%	8/15/52	2,607	2,239
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	150
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	44
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	93
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	175
	DTE Energy Co.	4.950%	7/1/27	640	642
	Duke Energy Carolinas LLC	4.950%	1/15/33	148	146
	Duke Energy Carolinas LLC	6.100%	6/1/37	493	513
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	347
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,075	1,021
	Duke Energy Corp.	2.650%	9/1/26	315	305
	Duke Energy Corp.	3.400%	6/15/29	350	328
	Duke Energy Corp.	4.500%	8/15/32	425	405
	Duke Energy Corp.	3.300%	6/15/41	1,120	820
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,034
	Duke Energy Corp.	3.750%	9/1/46	390	287
	Duke Energy Corp.	4.200%	6/15/49	525	404
	Duke Energy Corp.	3.500%	6/15/51	990	668
	Duke Energy Corp.	5.000%	8/15/52	1,098	957
	Duke Energy Corp.	5.800%	6/15/54	1,625	1,583
	Duke Energy Florida LLC	6.350%	9/15/37	200	212
	Duke Energy Florida LLC	5.950%	11/15/52	155	158
	Duke Energy Progress LLC	6.300%	4/1/38	365	387
	Duke Energy Progress LLC	4.100%	3/15/43	118	96
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,652
	Duke Energy Progress LLC	2.500%	8/15/50	70	40
	Duke Energy Progress LLC	2.900%	8/15/51	70	43
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	810
[5]	East Ohio Gas Co.	2.000%	6/15/30	325	279
[5]	East Ohio Gas Co.	3.000%	6/15/50	475	290
	Edison International	5.250%	11/15/28	708	709
	Emera US Finance LP	3.550%	6/15/26	716	701
18

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Emera US Finance LP	4.750%	6/15/46	2,168	1,796
	Entergy Louisiana LLC	3.120%	9/1/27	410	394
	Evergy Kansas Central Inc.	3.250%	9/1/49	510	337
	Evergy Metro Inc.	2.250%	6/1/30	205	178
	Evergy Metro Inc.	4.200%	3/15/48	137	108
	Eversource Energy	3.300%	1/15/28	400	380
	Eversource Energy	5.450%	3/1/28	765	775
	Eversource Energy	3.375%	3/1/32	70	61
	Eversource Energy	5.125%	5/15/33	285	277
	Eversource Energy	5.950%	7/15/34	300	308
	Exelon Corp.	3.350%	3/15/32	540	478
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	30	30
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	60	60
[5]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	249	242
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,024
	Florida Power & Light Co.	4.950%	6/1/35	1,000	971
	Florida Power & Light Co.	5.690%	3/1/40	615	627
	Florida Power & Light Co.	3.700%	12/1/47	368	275
	Florida Power & Light Co.	5.300%	4/1/53	535	509
	Fortis Inc.	3.055%	10/4/26	1,195	1,157
	Georgia Power Co.	4.700%	5/15/32	655	638
	Georgia Power Co.	4.950%	5/17/33	635	622
	Georgia Power Co.	5.250%	3/15/34	455	452
	Georgia Power Co.	5.400%	6/1/40	205	197
	Georgia Power Co.	4.750%	9/1/40	988	901
	Georgia Power Co.	4.300%	3/15/42	2,411	2,051
	Georgia Power Co.	3.700%	1/30/50	170	124
	Georgia Power Co.	5.125%	5/15/52	540	501
	Indiana Michigan Power Co.	4.250%	8/15/48	415	326
[5]	ITC Holdings Corp.	4.950%	9/22/27	60	60
[5]	Jersey Central Power & Light Co.	5.100%	1/15/35	795	775
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	655	630
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	670	646
[5]	Massachusetts Electric Co.	5.900%	11/15/39	585	580
	MidAmerican Energy Co.	4.400%	10/15/44	15	13
	MidAmerican Energy Co.	4.250%	5/1/46	45	37
	MidAmerican Energy Co.	4.250%	7/15/49	165	134
	MidAmerican Energy Co.	3.150%	4/15/50	1,166	781
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	214
	Mississippi Power Co.	4.250%	3/15/42	211	176
[5]	Monongahela Power Co.	5.400%	12/15/43	135	127
	Nevada Power Co.	3.125%	8/1/50	305	194
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	390	391
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	415	417
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	967
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	337
	NiSource Inc.	5.250%	2/15/43	390	364
	NiSource Inc.	4.800%	2/15/44	255	225
	NiSource Inc.	5.000%	6/15/52	2,036	1,800
	Northern States Power Co.	2.250%	4/1/31	145	123
	Northern States Power Co.	6.250%	6/1/36	2,000	2,158
[2,5]	Oglethorpe Power Corp.	6.191%	1/1/31	932	961
	Oglethorpe Power Corp.	5.950%	11/1/39	170	171
	Oglethorpe Power Corp.	4.550%	6/1/44	50	41
	Oglethorpe Power Corp.	4.250%	4/1/46	537	417
	Oglethorpe Power Corp.	4.500%	4/1/47	115	94
	Oglethorpe Power Corp.	5.050%	10/1/48	65	57
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	575	563
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	140
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	414	398
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	2,025	2,077
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	66
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	209
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	559
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	294	262
	Pacific Gas & Electric Co.	6.150%	1/15/33	603	626
	Pacific Gas & Electric Co.	6.400%	6/15/33	495	522
	Pacific Gas & Electric Co.	6.950%	3/15/34	1,535	1,684
	Pacific Gas & Electric Co.	5.800%	5/15/34	300	307
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,329	2,006
19

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.450%	4/15/42	636	527
	Pacific Gas & Electric Co.	3.950%	12/1/47	441	329
	Pacific Gas & Electric Co.	5.250%	3/1/52	205	184
	Pacific Gas & Electric Co.	6.750%	1/15/53	792	863
	Pacific Gas & Electric Co.	6.700%	4/1/53	682	739
	PECO Energy Co.	4.600%	5/15/52	280	240
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	85
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	347
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	365	317
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	720	689
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	685	646
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	260	228
	Potomac Electric Power Co.	6.500%	11/15/37	750	821
	PPL Electric Utilities Corp.	5.250%	5/15/53	180	172
	Public Service Enterprise Group Inc.	5.200%	4/1/29	530	536
	Public Service Enterprise Group Inc.	5.450%	4/1/34	340	339
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	611
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	122
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	120
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	433
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	14
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	569
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,220	1,149
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	208	181
	SCE Recovery Funding LLC	1.942%	5/15/40	110	82
	SCE Recovery Funding LLC	2.510%	11/15/43	100	67
	Sempra	3.250%	6/15/27	4,095	3,941
	Sempra	6.000%	10/15/39	600	611
	Sierra Pacific Power Co.	2.600%	5/1/26	221	215
	Southern California Edison Co.	3.700%	8/1/25	90	89
	Southern California Edison Co.	5.150%	6/1/29	1,000	1,006
	Southern California Edison Co.	5.450%	6/1/31	905	919
	Southern California Edison Co.	5.950%	11/1/32	620	646
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,046
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,232
	Southern California Edison Co.	6.050%	3/15/39	55	57
	Southern California Edison Co.	4.650%	10/1/43	100	86
	Southern California Edison Co.	4.000%	4/1/47	195	150
	Southern California Edison Co.	4.125%	3/1/48	645	502
	Southern California Edison Co.	4.875%	3/1/49	87	76
	Southern California Edison Co.	3.650%	2/1/50	155	111
	Southern California Edison Co.	5.700%	3/1/53	210	204
	Southern California Edison Co.	5.875%	12/1/53	230	229
	Southern California Edison Co.	5.750%	4/15/54	255	250
	Southern California Gas Co.	2.600%	6/15/26	820	797
	Southern California Gas Co.	6.350%	11/15/52	250	269
	Southern Co.	4.400%	7/1/46	1,255	1,038
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	165	169
	Southwest Gas Corp.	2.200%	6/15/30	230	198
	Southwestern Electric Power Co.	6.200%	3/15/40	400	411
	Southwestern Public Service Co.	3.700%	8/15/47	102	74
	Tampa Electric Co.	4.900%	3/1/29	245	245
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,074
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	502
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	475
	Tucson Electric Power Co.	5.500%	4/15/53	210	199
	Union Electric Co.	4.000%	4/1/48	423	327
	Union Electric Co.	3.900%	4/1/52	245	187
	Union Electric Co.	5.450%	3/15/53	250	239
	Virginia Electric & Power Co.	3.500%	3/15/27	435	424
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	715
					112,728
Total Corporate Bonds (Cost $839,038)					778,119
Sovereign Bonds (0.5%)
[7]	Canada Treasury Bills	0.000%	1/3/25	3,030	2,107
[7]	Canada Treasury Bills	0.000%	1/15/25	3,030	2,105
[5]	Emirate of Abu Dhabi	4.951%	7/7/52	390	356
[5]	Government of Bermuda	2.375%	8/20/30	400	339
20

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Government of Bermuda	3.375%	8/20/50	200	132
[5]	Kingdom of Saudi Arabia	5.000%	1/16/34	1,047	1,016
[5]	Kingdom of Saudi Arabia	5.000%	1/18/53	1,230	1,039
[5]	Kingdom of Saudi Arabia	5.750%	1/16/54	763	712
[5]	OMERS Finance Trust	4.000%	4/20/28	560	550
	Republic of Chile	2.550%	7/27/33	1,085	875
	Republic of Chile	3.500%	1/31/34	545	470
	Republic of Chile	3.500%	4/15/53	575	392
	State of Israel	5.375%	3/12/29	1,110	1,106
	State of Israel	5.500%	3/12/34	580	565
	State of Israel	5.750%	3/12/54	1,875	1,713
[5]	State of Qatar	4.400%	4/16/50	430	364
	United Mexican States	6.338%	5/4/53	737	655
	United Mexican States	6.400%	5/7/54	1,060	951
Total Sovereign Bonds (Cost $16,712)					15,447
Taxable Municipal Bonds (1.3%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	160	125
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	285	317
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	63
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	940
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	239
	California GO	7.500%	4/1/34	155	177
	California GO	7.550%	4/1/39	375	443
	California GO	7.300%	10/1/39	1,400	1,594
	California GO	5.875%	10/1/41	885	915
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	120	109
	California State University College & University Revenue	2.719%	11/1/52	350	230
	California State University College & University Revenue	2.939%	11/1/52	445	296
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,624	1,789
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	751	827
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	565
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	226	220
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	169
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	362
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	62
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	205	178
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	345	265
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,980	2,113
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	59
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	98
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	235	218
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	137
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	930	645
	Houston TX GO	6.290%	3/1/32	290	304
	Illinois GO	5.100%	6/1/33	5,774	5,693
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	781
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	315	310
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	127
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	263
[8]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,042
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	670	663
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	385	370
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	779
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,014
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	475	384
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	482
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	285	333
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	25	25
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	842
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	70	60
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	255
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	350	275
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	470
	New York NY GO	4.610%	9/1/37	920	872
	New York NY GO	5.094%	10/1/49	595	564
	New York NY GO	5.114%	10/1/54	280	265
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	517
[8]	Oregon School Boards Association GO	5.528%	6/30/28	1,399	1,420
21

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	694
[10]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,050
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	1,035	979
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	311
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	987
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	575
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	221
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	259
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	1,000	794
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	858
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	389	390
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	945	931
	University of California College & University Revenue	1.316%	5/15/27	215	200
	University of California College & University Revenue	1.614%	5/15/30	645	549
	University of California College & University Revenue	3.931%	5/15/45	570	509
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	441
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	86
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	746
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	294
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,163
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	503
	University of Michigan College & University Revenue	2.562%	4/1/50	997	614
	University of Michigan College & University Revenue	3.504%	4/1/52	210	155
	University of Minnesota College & University Revenue	4.048%	4/1/52	775	629
Total Taxable Municipal Bonds (Cost $52,693)					47,203
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	4.466%		116	11
22

Balanced Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (0.9%)
NatWest Markets plc (Dated 12/31/24, Repurchase Value $31,008,000, collateralized by U.S. Treasury Note/Bond 1.875%–3.750%, 5/15/43–2/15/51, with a value of $31,620,000)	4.450%	1/2/25	31,000	31,000
Total Temporary Cash Investments (Cost $31,012)				31,011
Total Investments (99.6%) (Cost $3,003,802)				3,519,937
Other Assets and Liabilities—Net (0.4%)				15,305
Net Assets (100%)				3,535,242
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $116,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of December 31, 2024.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $225,447,000, representing 6.4% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in Canadian dollars.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	44	9,047	14

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	1/15/25	USD	2,171	CAD	3,030	62	—
BNP Paribas	1/3/25	USD	2,170	CAD	3,030	62	—
						124	—
CAD—Canadian dollar.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Balanced Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,003,790)	3,519,926
Affiliated Issuers (Cost $12)	11
Total Investments in Securities	3,519,937
Investment in Vanguard	95
Cash	72
Foreign Currency, at Value (Cost $375)	367
Receivables for Investment Securities Sold	11,596
Receivables for Accrued Income	16,714
Receivables for Capital Shares Issued	1,291
Variation Margin Receivable—Futures Contracts	1
Unrealized Appreciation—Forward Currency Contracts	124
Total Assets	3,550,197
Liabilities
Payables for Investment Securities Purchased	12,880
Payables to Investment Advisor	398
Payables for Capital Shares Redeemed	1,346
Payables to Vanguard	331
Total Liabilities	14,955
Net Assets	3,535,242
At December 31, 2024, net assets consisted of:

Paid-in Capital	2,629,010
Total Distributable Earnings (Loss)	906,232
Net Assets	3,535,242

Net Assets
Applicable to 142,694,602 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,535,242
Net Asset Value Per Share	$24.77

See accompanying Notes, which are an integral part of the Financial Statements.
24

Balanced Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	31,493
Interest	52,200
Securities Lending—Net	2
Total Income	83,695
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,716
Performance Adjustment	(173)
The Vanguard Group—Note C
Management and Administrative	5,196
Marketing and Distribution	143
Custodian Fees	40
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	31
Trustees’ Fees and Expenses	2
Other Expenses	10
Total Expenses	6,996
Expenses Paid Indirectly	(9)
Net Expenses	6,987
Net Investment Income	76,708
Realized Net Gain (Loss)
Investment Securities Sold[2]	322,232
Futures Contracts	(567)
Foreign Currencies	(16)
Realized Net Gain (Loss)	321,649
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	70,803
Futures Contracts	156
Forward Currency Contracts	124
Foreign Currencies	(187)
Change in Unrealized Appreciation (Depreciation)	70,896
Net Increase (Decrease) in Net Assets Resulting from Operations	469,253
1	Dividends are net of foreign withholding taxes of $161,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Balanced Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,708	74,508
Realized Net Gain (Loss)	321,649	171,903
Change in Unrealized Appreciation (Depreciation)	70,896	176,131
Net Increase (Decrease) in Net Assets Resulting from Operations	469,253	422,542
Distributions
Total Distributions	(248,485)	(195,416)
Capital Share Transactions
Issued	211,501	180,021
Issued in Lieu of Cash Distributions	248,485	195,416
Redeemed	(405,867)	(484,124)
Net Increase (Decrease) from Capital Share Transactions	54,119	(108,687)
Total Increase (Decrease)	274,887	118,439
Net Assets
Beginning of Period	3,260,355	3,141,916
End of Period	3,535,242	3,260,355

See accompanying Notes, which are an integral part of the Financial Statements.
26

Balanced Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.29	$21.72	$28.41	$25.68	$24.94
Investment Operations
Net Investment Income[1]	.534	.518	.471	.468	.526
Net Realized and Unrealized Gain (Loss) on Investments	2.752	2.415	(4.277)	4.137	1.692
Total from Investment Operations	3.286	2.933	(3.806)	4.605	2.218
Distributions
Dividends from Net Investment Income	(.571)	(.464)	(.480)	(.497)	(.666)
Distributions from Realized Capital Gains	(1.235)	(.899)	(2.404)	(1.378)	(.812)
Total Distributions	(1.806)	(1.363)	(2.884)	(1.875)	(1.478)
Net Asset Value, End of Period	$24.77	$23.29	$21.72	$28.41	$25.68
Total Return	14.80%	14.33%	-14.30%	19.02%	10.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,535	$3,260	$3,142	$3,787	$3,346
Ratio of Total Expenses to Average Net Assets[2]	0.20%[3]	0.21%[3]	0.21%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.37%	2.05%	1.76%	2.24%
Portfolio Turnover Rate[4]	64%	40%	40%	33%	49%
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.00%, (0.01%), and (0.01%).
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.20%, 0.21% and 0.21%, respectively.
4	Includes 1%, 1%, 7%, 1%, and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Balanced Portfolio
Notes to Financial Statements
The Balanced Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors
28

Balanced Portfolio
the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2024, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
29

Balanced Portfolio
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	Wellington Management Company llp provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays U.S. Credit A or Better Bond Index for the preceding three years. For the year ended December 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.05% of the portfolio’s average net assets, before a net decrease of $173,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $95,000, representing less than 0.01% of the portfolio’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. The portfolio’s custodian bank has also agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, these arrangements reduced the portfolio’s management and administrative expenses by $6,000 and custodian fees by $3,000. The total expense reduction represented an effective annual rate of less than 0.01% of the portfolio’s average net assets.
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
30

Balanced Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,179,335	110,559	—	2,289,894
U.S. Government and Agency Obligations	—	315,901	—	315,901
Asset-Backed/Commercial Mortgage-Backed Securities	—	42,362	—	42,362
Corporate Bonds	—	778,119	—	778,119
Sovereign Bonds	—	15,447	—	15,447
Taxable Municipal Bonds	—	47,203	—	47,203
Temporary Cash Investments	11	31,000	—	31,011
Total	2,179,346	1,340,591	—	3,519,937
Derivative Financial Instruments
Assets
Futures Contracts[1]	14	—	—	14
Forward Currency Contracts	—	124	—	124
Total	14	124	—	138
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At December 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	14	—	14
Unrealized Appreciation—Forward Currency Contracts	—	124	124
Total Assets	14	124	138
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(567)	—	(567)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	156	—	156
Forward Currency Contracts	—	124	124
Change in Unrealized Appreciation (Depreciation) on Derivatives	156	124	280
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or
31

Balanced Portfolio
losses from certain derivative contracts; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	93,868
Undistributed Long-Term Gains	303,321
Net Unrealized Gains (Losses)	509,043
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	906,232
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	89,175	66,515
Long-Term Capital Gains	159,310	128,901
Total	248,485	195,416
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,010,896
Gross Unrealized Appreciation	656,771
Gross Unrealized Depreciation	(147,730)
Net Unrealized Appreciation (Depreciation)	509,041
H.	During the year ended December 31, 2024, the portfolio purchased $1,461,945,000 of investment securities and sold $1,638,204,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $684,379,000 and $624,998,000, respectively.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $0 and sales were $4,838,000, resulting in net realized gain of $343,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	8,888	8,261
Issued in Lieu of Cash Distributions	10,927	9,486
Redeemed	(17,104)	(22,408)
Net Increase (Decrease) in Shares Outstanding	2,711	(4,661)
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
32

Balanced Portfolio
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 63% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Balanced Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Balanced Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
34

Tax information (unaudited)
For corporate shareholders, 27.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $8,725,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $159,310,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690B 022025
35

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Capital Growth Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	11
Tax information	12

Capital Growth Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.0%)
Communication Services (5.7%)
	Alphabet Inc. Class A	269,650	51,045
	Alphabet Inc. Class C	156,500	29,804
*	Baidu Inc. ADR	177,200	14,940
	Walt Disney Co.	111,300	12,393
	Meta Platforms Inc. Class A	6,100	3,571
			111,753
Consumer Discretionary (11.7%)
*	Tesla Inc.	134,800	54,438
	Sony Group Corp. ADR	1,612,000	34,110
	Ross Stores Inc.	196,700	29,755
	Alibaba Group Holding Ltd. ADR	301,800	25,590
	TJX Cos. Inc.	192,500	23,256
*	Amazon.com Inc.	98,300	21,566
	Royal Caribbean Cruises Ltd.	47,800	11,027
*	Mattel Inc.	615,200	10,907
	Whirlpool Corp.	70,900	8,117
	Bath & Body Works Inc.	91,100	3,532
*	Flutter Entertainment plc	11,100	2,870
	eBay Inc.	35,400	2,193
	Restaurant Brands International Inc.	20,000	1,303
			228,664
Consumer Staples (0.5%)
	Sysco Corp.	89,100	6,813
*	Dollar Tree Inc.	34,100	2,555
			9,368
Energy (1.9%)
	Hess Corp.	124,400	16,547
	Exxon Mobil Corp.	96,198	10,348
	ConocoPhillips	42,000	4,165
	EOG Resources Inc.	32,700	4,008
*	Transocean Ltd. (XNYS)	278,100	1,043
			36,111
Financials (7.6%)
	Wells Fargo & Co.	505,500	35,506
	JPMorgan Chase & Co.	86,100	20,639
	Visa Inc. Class A	59,000	18,646
	Marsh & McLennan Cos. Inc.	73,900	15,697
	Raymond James Financial Inc.	96,350	14,966
	Bank of America Corp.	212,200	9,326
*	PayPal Holdings Inc.	77,100	6,581
	Charles Schwab Corp.	75,100	5,558
	Progressive Corp.	21,100	5,056
	Northern Trust Corp.	44,400	4,551
	Fidelity National Information Services Inc.	49,000	3,958
	Mastercard Inc. Class A	4,700	2,475
	Citigroup Inc.	31,700	2,231
	CME Group Inc.	8,500	1,974
			147,164
Health Care (27.3%)
	Eli Lilly & Co.	271,871	209,884
	Amgen Inc.	230,771	60,148
*	Boston Scientific Corp.	665,702	59,461
	AstraZeneca plc ADR	666,600	43,676
*	Biogen Inc.	231,050	35,332
	Thermo Fisher Scientific Inc.	41,400	21,538
	Novartis AG ADR	201,150	19,574
	Bristol-Myers Squibb Co.	320,900	18,150
	GSK plc ADR	443,300	14,992
1

Capital Growth Portfolio
		Shares	Market Value• ($000)
*	BioMarin Pharmaceutical Inc.	166,900	10,970
	Roche Holding AG	29,791	8,330
*	BeiGene Ltd. ADR	34,000	6,280
*	Elanco Animal Health Inc. (XNYS)	472,616	5,723
	Zimmer Biomet Holdings Inc.	45,500	4,806
	Stryker Corp.	8,400	3,025
	CVS Health Corp.	62,400	2,801
	Agilent Technologies Inc.	20,000	2,687
	Medtronic plc	31,300	2,500
	Abbott Laboratories	21,000	2,375
			532,252
Industrials (13.5%)
	FedEx Corp.	220,300	61,977
	Siemens AG (Registered)	202,138	39,416
*	United Airlines Holdings Inc.	309,900	30,091
	Southwest Airlines Co.	646,650	21,740
	Delta Air Lines Inc.	291,600	17,642
	Airbus SE	92,654	14,837
*	American Airlines Group Inc.	751,500	13,099
	Caterpillar Inc.	34,200	12,406
	Union Pacific Corp.	41,900	9,555
	TransDigm Group Inc.	7,450	9,441
*	Alaska Air Group Inc.	108,100	7,000
	Textron Inc.	77,100	5,897
	United Parcel Service Inc. Class B (XNYS)	45,650	5,757
	Carrier Global Corp.	43,300	2,956
	General Dynamics Corp.	10,700	2,819
	CSX Corp.	77,700	2,507
	JB Hunt Transport Services Inc.	12,100	2,065
	Otis Worldwide Corp.	21,250	1,968
	Norfolk Southern Corp.	7,500	1,760
			262,933
Information Technology (26.8%)
	Microsoft Corp.	155,200	65,417
	KLA Corp.	84,700	53,371
	Texas Instruments Inc.	271,800	50,965
	Micron Technology Inc.	597,500	50,286
	NVIDIA Corp.	371,100	49,835
*	Adobe Inc.	107,000	47,581
	Oracle Corp.	219,200	36,527
	NetApp Inc.	207,800	24,121
	Intel Corp.	1,153,200	23,122
	Intuit Inc.	28,600	17,975
	Analog Devices Inc.	65,600	13,937
	HP Inc.	362,350	11,823
	Apple Inc.	46,500	11,645
	QUALCOMM Inc.	70,700	10,861
	Hewlett Packard Enterprise Co.	466,950	9,969
	Telefonaktiebolaget LM Ericsson ADR	1,085,700	8,751
	Cisco Systems Inc.	117,600	6,962
	Applied Materials Inc.	31,800	5,172
	Entegris Inc.	51,300	5,082
	Corning Inc.	96,250	4,574
*	Autodesk Inc.	12,600	3,724
	Marvell Technology Inc.	28,100	3,104
*	Palo Alto Networks Inc.	15,600	2,839
	Broadcom Inc.	11,400	2,643
	Teradyne Inc.	18,500	2,329
			522,615
Materials (1.0%)
	Glencore plc	1,022,712	4,504
	Albemarle Corp.	49,200	4,235
	DuPont de Nemours Inc.	38,566	2,941
	Linde plc	6,300	2,638
	Freeport-McMoRan Inc.	65,500	2,494
	Corteva Inc.	30,700	1,749
2

Capital Growth Portfolio
		Shares	Market Value• ($000)
	Dow Inc.	18,066	725
			19,286
Total Common Stocks (Cost $978,418)			1,870,146
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[1]	Vanguard Market Liquidity Fund, 4.466% (Cost $76,804)	768,073	76,807
Total Investments (100.0%) (Cost $1,055,222)			1,946,953
Other Assets and Liabilities—Net (0.0%)			799
Net Assets (100%)			1,947,752
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Capital Growth Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $978,418)	1,870,146
Affiliated Issuers (Cost $76,804)	76,807
Total Investments in Securities	1,946,953
Investment in Vanguard	53
Receivables for Accrued Income	2,230
Receivables for Capital Shares Issued	510
Total Assets	1,949,746
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	304
Payables to Investment Advisor	753
Payables for Capital Shares Redeemed	772
Payables to Vanguard	164
Total Liabilities	1,994
Net Assets	1,947,752
At December 31, 2024, net assets consisted of:

Paid-in Capital	946,308
Total Distributable Earnings (Loss)	1,001,444
Net Assets	1,947,752

Net Assets
Applicable to 38,239,511 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,947,752
Net Asset Value Per Share	$50.94

See accompanying Notes, which are an integral part of the Financial Statements.
4

Capital Growth Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	23,324
Interest[2]	4,415
Securities Lending—Net	2
Total Income	27,741
Expenses
Investment Advisory Fees—Note B	2,916
The Vanguard Group—Note C
Management and Administrative	3,518
Marketing and Distribution	83
Custodian Fees	18
Auditing Fees	29
Shareholders’ Reports and Proxy Fees	36
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	6,610
Net Investment Income	21,131
Realized Net Gain (Loss)
Investment Securities Sold[2]	90,551
Foreign Currencies	(18)
Realized Net Gain (Loss)	90,533
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	126,520
Foreign Currencies	(24)
Change in Unrealized Appreciation (Depreciation)	126,496
Net Increase (Decrease) in Net Assets Resulting from Operations	238,160
1	Dividends are net of foreign withholding taxes of $433,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $4,415,000, $4,000, and $15,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Capital Growth Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,131	20,390
Realized Net Gain (Loss)	90,533	39,441
Change in Unrealized Appreciation (Depreciation)	126,496	331,931
Net Increase (Decrease) in Net Assets Resulting from Operations	238,160	391,762
Distributions
Total Distributions	(60,971)	(96,796)
Capital Share Transactions
Issued	176,055	159,337
Issued in Lieu of Cash Distributions	60,971	96,796
Redeemed	(252,689)	(183,484)
Net Increase (Decrease) from Capital Share Transactions	(15,663)	72,649
Total Increase (Decrease)	161,526	367,615
Net Assets
Beginning of Period	1,786,226	1,418,611
End of Period	1,947,752	1,786,226

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$46.38	$38.81	$50.69	$45.21	$40.76
Investment Operations
Net Investment Income[1]	.545	.534	.468	.356	.478
Net Realized and Unrealized Gain (Loss) on Investments	5.612	9.693	(7.744)	8.959	5.768
Total from Investment Operations	6.157	10.227	(7.276)	9.315	6.246
Distributions
Dividends from Net Investment Income	(.565)	(.457)	(.390)	(.480)	(.574)
Distributions from Realized Capital Gains	(1.032)	(2.200)	(4.214)	(3.355)	(1.222)
Total Distributions	(1.597)	(2.657)	(4.604)	(3.835)	(1.796)
Net Asset Value, End of Period	$50.94	$46.38	$38.81	$50.69	$45.21
Total Return	13.41%	27.98%	-15.48%	21.54%	17.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,948	$1,786	$1,419	$1,775	$2,092
Ratio of Total Expenses to Average Net Assets	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.09%	1.28%	1.13%	0.73%	1.25%
Portfolio Turnover Rate	5%	4%	3%	5%[2]	6%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Growth Portfolio
Notes to Financial Statements
The Capital Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8

Capital Growth Portfolio
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the year ended December 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $53,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,800,189	69,957	—	1,870,146
Temporary Cash Investments	76,807	—	—	76,807
Total	1,876,996	69,957	—	1,946,953
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	19,655
Undistributed Long-Term Gains	90,054
Net Unrealized Gains (Losses)	891,735
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,001,444
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	22,235	16,640
Long-Term Capital Gains	38,736	80,156
Total	60,971	96,796
*	Includes short-term capital gains, if any.
9

Capital Growth Portfolio
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,055,223
Gross Unrealized Appreciation	1,010,126
Gross Unrealized Depreciation	(118,396)
Net Unrealized Appreciation (Depreciation)	891,730
F.	During the year ended December 31, 2024, the portfolio purchased $84,853,000 of investment securities and sold $135,571,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	3,539	3,799
Issued in Lieu of Cash Distributions	1,245	2,584
Redeemed	(5,059)	(4,418)
Net Increase (Decrease) in Shares Outstanding	(275)	1,965
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 51% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
10

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Capital Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Capital Growth Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
11

Tax information (unaudited)
For corporate shareholders, 84.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $1,927,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $38,736,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690CG 022025
12

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Diversified Value Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

Diversified Value Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.0%)
Communication Services (5.5%)
	Alphabet Inc. Class A	249,791	47,285
	Comcast Corp. Class A	332,768	12,489
	WPP plc ADR	107,500	5,526
*	Warner Bros Discovery Inc.	389,579	4,118
	Paramount Global Class B	256,500	2,683
	Omnicom Group Inc.	26,691	2,296
			74,397
Consumer Discretionary (9.5%)
*	Amazon.com Inc.	299,576	65,724
	General Motors Co.	221,283	11,788
	McDonald's Corp.	40,587	11,766
	Home Depot Inc.	28,837	11,217
	Magna International Inc.	249,475	10,425
*	Aptiv plc	101,800	6,157
	Starbucks Corp.	41,227	3,762
	Lithia Motors Inc.	7,400	2,645
	BorgWarner Inc. (XNYS)	83,100	2,642
	Booking Holdings Inc.	500	2,484
			128,610
Consumer Staples (4.2%)
	Coca-Cola Co.	186,963	11,640
	Procter & Gamble Co.	67,199	11,266
	Kraft Heinz Co.	344,900	10,592
	Unilever plc ADR	120,993	6,860
	Mondelez International Inc. Class A	102,790	6,140
	Anheuser-Busch InBev SA ADR	79,600	3,985
	Conagra Brands Inc.	122,400	3,397
	Brown-Forman Corp. Class B	80,617	3,062
			56,942
Energy (7.2%)
	Exxon Mobil Corp.	174,278	18,747
	ConocoPhillips	179,146	17,766
	APA Corp.	725,423	16,750
	Shell plc ADR	172,336	10,797
	NOV Inc.	644,315	9,407
	Baker Hughes Co.	194,700	7,987
	Ovintiv Inc. (XNYS)	179,000	7,249
	Cenovus Energy Inc.	176,500	2,674
	Schlumberger NV	66,500	2,550
	Halliburton Co.	76,379	2,077
	Murphy Oil Corp.	62,540	1,892
			97,896
Financials (19.5%)
	Bank of America Corp.	734,228	32,269
	Visa Inc. Class A	94,156	29,757
	Intercontinental Exchange Inc.	171,446	25,547
	Citigroup Inc.	298,603	21,019
	Wells Fargo & Co.	226,333	15,898
	Marsh & McLennan Cos. Inc.	62,413	13,257
	Blackstone Inc.	65,452	11,285
	American International Group Inc.	152,402	11,095
	State Street Corp.	109,610	10,758
	Charles Schwab Corp.	143,762	10,640
	American Express Co.	34,871	10,349
	US Bancorp	199,600	9,547
	Fidelity National Information Services Inc.	111,500	9,006
	Citizens Financial Group Inc.	198,261	8,676
	Chubb Ltd.	29,424	8,130
1

Diversified Value Portfolio
		Shares	Market Value• ($000)
	Hartford Financial Services Group Inc.	67,800	7,417
	Goldman Sachs Group Inc.	12,923	7,400
	Bank of New York Mellon Corp.	89,734	6,894
	Corebridge Financial Inc.	195,100	5,839
	Truist Financial Corp.	94,100	4,082
	Capital One Financial Corp.	19,400	3,460
	First Citizens BancShares Inc. Class A	1,432	3,026
			265,351
Health Care (13.4%)
	Medtronic plc	272,082	21,734
	UnitedHealth Group Inc.	42,662	21,581
	Elevance Health Inc.	35,281	13,015
*	Boston Scientific Corp.	142,821	12,757
	CVS Health Corp.	268,000	12,030
	Danaher Corp.	50,537	11,601
	Thermo Fisher Scientific Inc.	22,276	11,589
	Eli Lilly & Co.	13,879	10,714
	GE HealthCare Technologies Inc.	118,617	9,273
	Merck & Co. Inc.	71,696	7,132
	Zoetis Inc.	40,998	6,680
	Humana Inc.	24,700	6,267
*	Centene Corp.	94,560	5,728
*	Vertex Pharmaceuticals Inc.	13,680	5,509
*	IQVIA Holdings Inc.	23,399	4,598
	Cigna Group	15,300	4,225
	HCA Healthcare Inc.	13,000	3,902
	Zimmer Biomet Holdings Inc.	34,211	3,614
	Labcorp Holdings Inc.	12,200	2,798
	GSK plc ADR	81,932	2,771
*	Solventum Corp.	37,300	2,464
	Sanofi SA ADR	47,764	2,304
			182,286
Industrials (10.5%)
*	Boeing Co.	88,852	15,727
	Waste Management Inc.	67,463	13,613
	Norfolk Southern Corp.	55,940	13,129
	FedEx Corp.	40,933	11,516
	Cummins Inc.	26,651	9,291
	Rockwell Automation Inc.	26,485	7,569
	Nordson Corp.	35,380	7,403
	Jacobs Solutions Inc.	55,262	7,384
	HEICO Corp.	29,984	7,129
	RTX Corp.	60,300	6,978
	Honeywell International Inc.	30,888	6,977
	Old Dominion Freight Line Inc.	34,554	6,095
	CNH Industrial NV	514,634	5,831
	PACCAR Inc.	50,380	5,241
	AMETEK Inc.	27,551	4,966
	Equifax Inc.	16,678	4,250
	Deere & Co.	6,400	2,712
*	Fluor Corp.	49,050	2,419
	Timken Co.	33,600	2,398
	General Dynamics Corp.	8,900	2,345
			142,973
Information Technology (21.1%)
	Microsoft Corp.	156,824	66,101
	Apple Inc.	190,955	47,819
*	F5 Inc.	86,000	21,626
	Broadcom Inc.	90,876	21,069
*	Workday Inc. Class A	69,500	17,933
	Telefonaktiebolaget LM Ericsson ADR	2,119,505	17,083
	Accenture plc Class A	42,554	14,970
	Marvell Technology Inc.	133,222	14,714
	Amphenol Corp. Class A	211,824	14,711
	Analog Devices Inc.	58,065	12,336
	Applied Materials Inc.	61,715	10,037
*	Advanced Micro Devices Inc.	68,440	8,267
*	Adobe Inc.	13,218	5,878
	TE Connectivity plc	36,460	5,213
2

Diversified Value Portfolio
		Shares	Market Value• ($000)
	Micron Technology Inc.	44,460	3,742
	Intel Corp.	166,319	3,335
	Cognizant Technology Solutions Corp. Class A	34,500	2,653
			287,487
Materials (1.0%)
	Avery Dennison Corp.	43,486	8,137
	Olin Corp.	175,800	5,942
			14,079
Real Estate (1.6%)
	Prologis Inc.	129,115	13,648
*	CBRE Group Inc. Class A	62,307	8,180
			21,828
Utilities (1.5%)
	Dominion Energy Inc.	201,100	10,831
	PPL Corp.	303,655	9,857
			20,688
Total Common Stocks (Cost $1,086,581)			1,292,537
Temporary Cash Investments (4.9%)
Money Market Fund (4.9%)
[1]	Vanguard Market Liquidity Fund, 4.466% (Cost $65,808)	658,078	65,808
Total Investments (99.9%) (Cost $1,152,389)			1,358,345
Other Assets and Liabilities—Net (0.1%)			1,980
Net Assets (100%)			1,360,325
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	130	38,582	(1,135)

See accompanying Notes, which are an integral part of the Financial Statements.
3

Diversified Value Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,086,581)	1,292,537
Affiliated Issuers (Cost $65,808)	65,808
Total Investments in Securities	1,358,345
Investment in Vanguard	38
Cash Collateral Pledged—Futures Contracts	1,991
Receivables for Accrued Income	1,187
Receivables for Capital Shares Issued	275
Total Assets	1,361,836
Liabilities
Due to Custodian	19
Payables for Investment Securities Purchased	346
Payables to Investment Advisor	432
Payables for Capital Shares Redeemed	469
Payables to Vanguard	96
Variation Margin Payable—Futures Contracts	149
Total Liabilities	1,511
Net Assets	1,360,325
At December 31, 2024, net assets consisted of:

Paid-in Capital	1,024,998
Total Distributable Earnings (Loss)	335,327
Net Assets	1,360,325

Net Assets
Applicable to 81,711,236 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,360,325
Net Asset Value Per Share	$16.65

See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Value Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	21,172
Interest[2]	3,538
Securities Lending—Net	42
Total Income	24,752
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,510
Performance Adjustment	77
The Vanguard Group—Note C
Management and Administrative	1,943
Marketing and Distribution	62
Custodian Fees	8
Auditing Fees	29
Shareholders’ Reports	22
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	3,661
Expenses Paid Indirectly	(4)
Net Expenses	3,657
Net Investment Income	21,095
Realized Net Gain (Loss)
Investment Securities Sold[2]	103,580
Futures Contracts	9,570
Foreign Currencies	—
Realized Net Gain (Loss)	113,150
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	43,664
Futures Contracts	(2,099)
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	41,565
Net Increase (Decrease) in Net Assets Resulting from Operations	175,810
1	Dividends are net of foreign withholding taxes of $187,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $3,448,000, $5,000, and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Value Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,095	18,534
Realized Net Gain (Loss)	113,150	69,015
Change in Unrealized Appreciation (Depreciation)	41,565	112,558
Net Increase (Decrease) in Net Assets Resulting from Operations	175,810	200,107
Distributions
Total Distributions	(90,384)	(74,908)
Capital Share Transactions
Issued	250,020	60,575
Issued in Lieu of Cash Distributions	90,384	74,908
Redeemed	(212,367)	(183,693)
Net Increase (Decrease) from Capital Share Transactions	128,037	(48,210)
Total Increase (Decrease)	213,463	76,989
Net Assets
Beginning of Period	1,146,862	1,069,873
End of Period	1,360,325	1,146,862

See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Value Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.63	$14.01	$17.45	$13.74	$16.45
Investment Operations
Net Investment Income[1]	.264	.245	.204	.183	.209
Net Realized and Unrealized Gain (Loss) on Investments	1.988	2.384	(2.034)	3.940	.133
Total from Investment Operations	2.252	2.629	(1.830)	4.123	.342
Distributions
Dividends from Net Investment Income	(.267)	(.210)	(.181)	(.174)	(.409)
Distributions from Realized Capital Gains	(.965)	(.799)	(1.429)	(.239)	(2.643)
Total Distributions	(1.232)	(1.009)	(1.610)	(.413)	(3.052)
Net Asset Value, End of Period	$16.65	$15.63	$14.01	$17.45	$13.74
Total Return	14.89%	20.13%	-11.49%	30.47%	11.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,360	$1,147	$1,070	$1,229	$951
Ratio of Total Expenses to Average Net Assets[2]	0.28%[3]	0.29%	0.29%	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.71%	1.38%	1.14%	1.70%
Portfolio Turnover Rate	35%	19%	25%	25%	34%
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, and 0.00%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.28%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Diversified Value Portfolio
Notes to Financial Statements
The Diversified Value Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an
8

Diversified Value Portfolio
agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding five years.
Vanguard manages the cash reserves of the portfolio as described below.
For the year ended December 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the portfolio’s average net assets, before a net increase of $77,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $38,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the portfolio’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
9

Diversified Value Portfolio
differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	38,054
Undistributed Long-Term Gains	92,628
Net Unrealized Gains (Losses)	204,645
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	335,327
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	37,333	16,360
Long-Term Capital Gains	53,051	58,548
Total	90,384	74,908
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,153,700
Gross Unrealized Appreciation	270,467
Gross Unrealized Depreciation	(65,822)
Net Unrealized Appreciation (Depreciation)	204,645
G.	During the year ended December 31, 2024, the portfolio purchased $497,340,000 of investment securities and sold $424,754,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	15,786	4,221
Issued in Lieu of Cash Distributions	5,760	5,697
Redeemed	(13,206)	(12,916)
Net Increase (Decrease) in Shares Outstanding	8,340	(2,998)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 41% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
10

Diversified Value Portfolio
J.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Diversified Value Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Diversified Value Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 46.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $1,698,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $53,051,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690DV 022025
13

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Equity Income Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Equity Income Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (96.9%)
Communication Services (2.5%)
T-Mobile US Inc.	78,871	17,409
Verizon Communications Inc.	269,242	10,767
Comcast Corp. Class A	265,830	9,977
Omnicom Group Inc.	93,026	8,004
TEGNA Inc.	255,447	4,672
AT&T Inc.	106,452	2,424
		53,253
Consumer Discretionary (5.0%)
Tractor Supply Co.	249,625	13,245
Booking Holdings Inc.	2,624	13,037
Home Depot Inc.	32,279	12,556
Industria de Diseno Textil SA	203,146	10,406
Starbucks Corp.	106,557	9,723
Lowe's Cos. Inc.	35,263	8,703
NIKE Inc. Class B	104,618	7,917
eBay Inc.	89,898	5,569
McDonald's Corp.	16,289	4,722
Travel & Leisure Co.	86,218	4,350
Phinia Inc.	85,734	4,130
H&R Block Inc.	74,129	3,917
Lear Corp.	40,870	3,870
Bath & Body Works Inc.	73,474	2,849
Penske Automotive Group Inc.	7,165	1,092
Dillard's Inc. Class A	1,871	808
		106,894
Consumer Staples (10.2%)
Procter & Gamble Co.	206,810	34,672
Philip Morris International Inc.	200,193	24,093
Archer-Daniels-Midland Co.	426,512	21,547
Keurig Dr Pepper Inc.	644,566	20,703
Pernod Ricard SA	156,763	17,712
Walmart Inc.	190,017	17,168
Unilever plc ADR	297,297	16,857
Kenvue Inc.	718,761	15,346
PepsiCo Inc.	79,701	12,119
Altria Group Inc.	152,932	7,997
Mondelez International Inc. Class A	114,533	6,841
Kroger Co.	104,542	6,393
Coca-Cola Co.	101,901	6,344
Nomad Foods Ltd.	227,006	3,809
WK Kellogg Co.	164,414	2,958
Target Corp.	20,651	2,792
Fresh Del Monte Produce Inc.	37,018	1,229
General Mills Inc.	3,594	229
		218,809
Energy (9.3%)
ConocoPhillips	474,092	47,016
Coterra Energy Inc.	902,120	23,040
EQT Corp.	444,936	20,516
Exxon Mobil Corp.	154,768	16,648
Marathon Petroleum Corp.	102,819	14,343
TotalEnergies SE	244,387	13,616
Hess Corp.	98,654	13,122
Targa Resources Corp.	67,372	12,026
Chevron Corp.	45,981	6,660
EOG Resources Inc.	53,219	6,524
Schlumberger NV	124,974	4,791
Valero Energy Corp.	38,673	4,741
1

Equity Income Portfolio
	Shares	Market Value• ($000)
Scorpio Tankers Inc.	81,168	4,033
Ovintiv Inc. (XNYS)	97,950	3,967
Halliburton Co.	131,491	3,575
Civitas Resources Inc.	43,247	1,984
APA Corp.	84,435	1,950
Phillips 66	6,321	720
		199,272
Financials (20.6%)
JPMorgan Chase & Co.	402,033	96,371
Bank of America Corp.	1,016,790	44,688
American International Group Inc.	338,426	24,637
MetLife Inc.	279,130	22,855
Regions Financial Corp.	970,961	22,837
Wells Fargo & Co.	319,314	22,429
Morgan Stanley	173,968	21,871
Raymond James Financial Inc.	121,126	18,815
M&T Bank Corp.	82,199	15,454
Nasdaq Inc.	195,248	15,095
Ares Management Corp. Class A	78,347	13,870
Intercontinental Exchange Inc.	81,338	12,120
Royal Bank of Canada	98,911	11,926
Citigroup Inc.	144,918	10,201
Bank of New York Mellon Corp.	79,163	6,082
State Street Corp.	59,742	5,864
Synchrony Financial	85,145	5,534
Hartford Financial Services Group Inc.	50,289	5,502
Ameriprise Financial Inc.	9,647	5,136
CNO Financial Group Inc.	121,919	4,537
Assured Guaranty Ltd.	49,745	4,478
Everest Group Ltd.	12,311	4,462
MGIC Investment Corp.	185,353	4,395
Popular Inc.	44,283	4,165
Voya Financial Inc.	58,298	4,013
SLM Corp.	143,153	3,948
Capital One Financial Corp.	22,003	3,924
Essent Group Ltd.	71,865	3,912
Aflac Inc.	29,797	3,082
Chubb Ltd.	10,745	2,969
XP Inc. Class A	221,262	2,622
Goldman Sachs Group Inc.	4,400	2,520
Blackrock Inc.	2,011	2,061
Zions Bancorp NA	35,774	1,941
Hancock Whitney Corp.	34,932	1,911
Progressive Corp.	6,920	1,658
Blackstone Inc.	4,792	826
First BanCorp (XNYS)	43,805	814
Unum Group	4,089	299
		439,824
Health Care (13.7%)
Johnson & Johnson	397,997	57,558
Merck & Co. Inc.	560,303	55,739
Gilead Sciences Inc.	473,006	43,692
Pfizer Inc.	1,407,900	37,352
UnitedHealth Group Inc.	32,994	16,690
Elevance Health Inc.	45,171	16,664
Roche Holding AG	54,816	15,327
AstraZeneca plc ADR	217,138	14,227
AbbVie Inc.	52,383	9,308
Bristol-Myers Squibb Co.	163,427	9,243
Cigna Group	25,658	7,085
Abbott Laboratories	36,023	4,075
CVS Health Corp.	71,496	3,209
Amgen Inc.	8,256	2,152
Medtronic plc	10,711	856
		293,177
Industrials (11.5%)
L3Harris Technologies Inc.	103,090	21,678
PACCAR Inc.	202,258	21,039
Honeywell International Inc.	82,651	18,670
2

Equity Income Portfolio
	Shares	Market Value• ($000)
Emerson Electric Co.	141,523	17,539
Johnson Controls International plc	194,010	15,313
United Parcel Service Inc. Class B (XNYS)	116,526	14,694
General Dynamics Corp.	54,538	14,370
BAE Systems plc	986,100	14,146
Caterpillar Inc.	31,982	11,602
Siemens AG (Registered)	54,445	10,616
IDEX Corp.	48,326	10,114
Deere & Co.	22,782	9,653
Automatic Data Processing Inc.	32,388	9,481
Union Pacific Corp.	39,784	9,072
Lockheed Martin Corp.	16,557	8,046
Canadian National Railway Co.	75,664	7,683
Northrop Grumman Corp.	14,466	6,789
3M Co.	47,769	6,166
Apogee Enterprises Inc.	55,887	3,991
Oshkosh Corp.	40,962	3,894
ManpowerGroup Inc.	51,697	2,984
Ryder System Inc.	18,759	2,943
RTX Corp.	21,227	2,456
Waste Management Inc.	8,595	1,734
Eaton Corp. plc	4,385	1,455
FedEx Corp.	2,462	693
CSG Systems International Inc.	3,904	200
		247,021
Information Technology (11.8%)
Broadcom Inc.	434,760	100,795
Cisco Systems Inc.	781,462	46,263
QUALCOMM Inc.	145,777	22,394
NXP Semiconductors NV	98,719	20,519
TE Connectivity plc	113,492	16,226
Accenture plc Class A	38,500	13,544
Corning Inc.	282,936	13,445
Amdocs Ltd.	48,797	4,155
International Business Machines Corp.	18,359	4,036
Seagate Technology Holdings plc	45,990	3,969
Texas Instruments Inc.	17,527	3,286
NetApp Inc.	16,177	1,878
Analog Devices Inc.	3,014	640
Skyworks Solutions Inc.	2,424	215
		251,365
Materials (2.7%)
PPG Industries Inc.	175,445	20,957
Rio Tinto plc ADR	266,919	15,697
Barrick Gold Corp. (XTSE)	678,104	10,511
Reliance Inc.	15,796	4,253
Sylvamo Corp.	29,165	2,305
Worthington Steel Inc.	57,633	1,834
LyondellBasell Industries NV Class A	20,703	1,537
Steel Dynamics Inc.	7,826	893
		57,987
Real Estate (1.6%)
Crown Castle Inc.	197,667	17,940
Weyerhaeuser Co.	574,835	16,182
		34,122
Utilities (8.0%)
PPL Corp.	722,841	23,463
American Electric Power Co. Inc.	241,951	22,315
Sempra	254,179	22,297
Atmos Energy Corp.	141,449	19,700
WEC Energy Group Inc.	159,673	15,016
Dominion Energy Inc.	244,506	13,169
Eversource Energy	220,925	12,688
Duke Energy Corp.	66,714	7,188
Vistra Corp.	44,306	6,108
Exelon Corp.	142,551	5,366
NRG Energy Inc.	55,179	4,978
Edison International	61,564	4,915
3

Equity Income Portfolio
		Shares	Market Value• ($000)
	Evergy Inc.	78,029	4,803
	National Fuel Gas Co.	74,982	4,550
	NextEra Energy Inc.	38,852	2,785
	DTE Energy Co.	14,155	1,709
			171,050
Total Common Stocks (Cost $1,880,795)			2,072,774
Temporary Cash Investments (2.9%)
Money Market Fund (2.4%)
[1]	Vanguard Market Liquidity Fund, 4.466%	507,655	50,765
		Face Amount ($000)
Repurchase Agreement (0.5%)
	BNP Paribas Securities Corp. 4.450%, 1/2/25 (Dated 12/31/24, Repurchase Value $11,103,000, collateralized by Fannie Mae 1.820%–5.500%, 11/1/29–6/1/53, Freddie Mac 2.000%–6.924%, 10/1/43–12/1/54, Ginnie Mae 5.500%, 7/20/49, and U.S. Treasury Note/Bond 4.125%, 6/15/26, with a value of $11,322,000)	11,100	11,100
Total Temporary Cash Investments (Cost $61,865)			61,865
Total Investments (99.8%) (Cost $1,942,660)			2,134,639
Other Assets and Liabilities—Net (0.2%)			4,539
Net Assets (100%)			2,139,178
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	181	53,719	(1,708)

See accompanying Notes, which are an integral part of the Financial Statements.
4

Equity Income Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,891,895)	2,083,874
Affiliated Issuers (Cost $50,765)	50,765
Total Investments in Securities	2,134,639
Investment in Vanguard	58
Cash	71
Cash Collateral Pledged—Futures Contracts	2,766
Receivables for Investment Securities Sold	1,393
Receivables for Accrued Income	3,783
Receivables for Capital Shares Issued	378
Total Assets	2,143,088
Liabilities
Payables for Investment Securities Purchased	1,483
Payables to Investment Advisor	309
Payables for Capital Shares Redeemed	1,686
Payables to Vanguard	224
Variation Margin Payable—Futures Contracts	208
Total Liabilities	3,910
Net Assets	2,139,178
At December 31, 2024, net assets consisted of:

Paid-in Capital	1,731,748
Total Distributable Earnings (Loss)	407,430
Net Assets	2,139,178

Net Assets
Applicable to 85,365,777 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,139,178
Net Asset Value Per Share	$25.06

See accompanying Notes, which are an integral part of the Financial Statements.
5

Equity Income Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	58,401
Interest[2]	3,158
Securities Lending—Net	28
Total Income	61,587
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,502
Performance Adjustment	(77)
The Vanguard Group—Note C
Management and Administrative	4,408
Marketing and Distribution	105
Custodian Fees	23
Auditing Fees	33
Shareholders’ Reports	22
Trustees’ Fees and Expenses	1
Other Expenses	17
Total Expenses	6,034
Expenses Paid Indirectly	(7)
Net Expenses	6,027
Net Investment Income	55,560
Realized Net Gain (Loss)
Investment Securities Sold[2]	159,286
Futures Contracts	11,046
Foreign Currencies	1
Realized Net Gain (Loss)	170,333
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	66,592
Futures Contracts	(3,155)
Foreign Currencies	(32)
Change in Unrealized Appreciation (Depreciation)	63,405
Net Increase (Decrease) in Net Assets Resulting from Operations	289,298
1	Dividends are net of foreign withholding taxes of $442,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $2,295,000, ($2,000), and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Equity Income Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,560	56,795
Realized Net Gain (Loss)	170,333	121,305
Change in Unrealized Appreciation (Depreciation)	63,405	(28,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	289,298	149,948
Distributions
Total Distributions	(185,693)	(153,906)
Capital Share Transactions
Issued	214,750	180,196
Issued in Lieu of Cash Distributions	185,693	153,906
Redeemed	(353,744)	(319,252)
Net Increase (Decrease) from Capital Share Transactions	46,699	14,850
Total Increase (Decrease)	150,304	10,892
Net Assets
Beginning of Period	1,988,874	1,977,982
End of Period	2,139,178	1,988,874

See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Income Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.91	$24.11	$27.81	$23.07	$24.17
Investment Operations
Net Investment Income[1]	.649	.669	.665	.625	.595
Net Realized and Unrealized Gain (Loss) on Investments	2.797	1.035	(.756)	5.089	(.305)
Total from Investment Operations	3.446	1.704	(.091)	5.714	.290
Distributions
Dividends from Net Investment Income	(.739)	(.644)	(.687)	(.506)	(.618)
Distributions from Realized Capital Gains	(1.557)	(1.260)	(2.922)	(.468)	(.772)
Total Distributions	(2.296)	(1.904)	(3.609)	(.974)	(1.390)
Net Asset Value, End of Period	$25.06	$23.91	$24.11	$27.81	$23.07
Total Return	15.12%	8.10%	-0.66%	25.33%	3.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,139	$1,989	$1,978	$1,898	$2,021
Ratio of Total Expenses to Average Net Assets[2]	0.29%[3]	0.29%[4]	0.30%[4]	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.95%	2.73%	2.45%	2.86%
Portfolio Turnover Rate	45%	48%	46%	41%[5]	40%
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.00%, 0.01%, 0.01%, and 0.01%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.29%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.29% and 0.30%, respectively.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Income Portfolio
Notes to Financial Statements
The Equity Income Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the
9

Equity Income Portfolio
event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $183,000 for the year ended December 31, 2024.
For the year ended December 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.07% of the portfolio’s average net assets, before a net decrease of $77,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $58,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. The portfolio’s custodian bank has also agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, these arrangements reduced the portfolio’s management and administrative expenses by $5,000 and custodian fees by $2,000. The total expense reduction represented an effective annual rate of less than 0.01% of the portfolio’s average net assets.
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Equity Income Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,990,951	81,823	—	2,072,774
Temporary Cash Investments	50,765	11,100	—	61,865
Total	2,041,716	92,923	—	2,134,639
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,708)	—	—	(1,708)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Amount ($000)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	92,156
Undistributed Long-Term Gains	125,824
Net Unrealized Gains (Losses)	189,450
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	407,430
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	81,737	52,082
Long-Term Capital Gains	103,956	101,824
Total	185,693	153,906
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,945,187
Gross Unrealized Appreciation	322,821
Gross Unrealized Depreciation	(133,369)
Net Unrealized Appreciation (Depreciation)	189,452
G.	During the year ended December 31, 2024, the portfolio purchased $910,866,000 of investment securities and sold $972,270,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year
11

Equity Income Portfolio
ended December 31, 2024, such purchases were $3,251,000 and sales were $1,099,000, resulting in net realized gain of $278,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	8,850	7,906
Issued in Lieu of Cash Distributions	7,956	7,277
Redeemed	(14,627)	(14,036)
Net Increase (Decrease) in Shares Outstanding	2,179	1,147
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 44% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Equity Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Equity Income Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
For corporate shareholders, 60.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $1,197,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $103,956,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690Equc 022025
14

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Growth Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	11
Tax information	12

Growth Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Communication Services (14.5%)
	Alphabet Inc. Class C	659,129	125,525
	Meta Platforms Inc. Class A	94,998	55,622
*	Netflix Inc.	31,594	28,160
*	Spotify Technology SA	45,639	20,418
			229,725
Consumer Discretionary (16.1%)
*	Amazon.com Inc.	593,995	130,317
*	Tesla Inc.	150,273	60,686
	TJX Cos. Inc.	161,548	19,517
	Hilton Worldwide Holdings Inc.	52,731	13,033
*	O'Reilly Automotive Inc.	10,017	11,878
*	DraftKings Inc. Class A	304,656	11,333
*	Chipotle Mexican Grill Inc.	162,452	9,796
			256,560
Financials (9.6%)
	Mastercard Inc. Class A	68,666	36,157
	KKR & Co. Inc.	153,213	22,662
	Ares Management Corp. Class A	109,901	19,456
	S&P Global Inc.	34,242	17,054
	Tradeweb Markets Inc. Class A	106,146	13,897
	American Express Co.	45,394	13,472
	Nasdaq Inc.	126,433	9,775
	Visa Inc. Class A	25,810	8,157
*	Corpay Inc.	13,051	4,417
	MSCI Inc.	6,869	4,121
	Morgan Stanley	32,352	4,067
			153,235
Health Care (7.2%)
	Eli Lilly & Co.	58,640	45,270
	Stryker Corp.	39,166	14,102
	Zoetis Inc.	82,479	13,438
*	Boston Scientific Corp.	132,275	11,815
	Danaher Corp.	45,720	10,495
*	Vertex Pharmaceuticals Inc.	23,874	9,614
	UnitedHealth Group Inc.	18,225	9,219
			113,953
Industrials (4.1%)
*	Copart Inc.	316,234	18,149
	General Electric Co.	89,470	14,923
	TransUnion	144,400	13,387
	General Dynamics Corp.	47,518	12,520
	Waste Connections Inc. (XTSE)	39,457	6,770
			65,749
Information Technology (45.5%)
	NVIDIA Corp.	1,317,888	176,979
	Microsoft Corp.	419,181	176,685
	Apple Inc.	699,015	175,047
	Broadcom Inc.	246,711	57,198
*	ServiceNow Inc.	21,805	23,116
	Marvell Technology Inc.	151,828	16,769
*	HubSpot Inc.	23,899	16,652
	Intuit Inc.	26,478	16,641
	Salesforce Inc.	48,798	16,315
	Monolithic Power Systems Inc.	25,112	14,859
	ASML Holding NV GDR (Registered)	15,739	10,908
*	Gartner Inc.	20,219	9,796
*	Arista Networks Inc.	58,872	6,507
	Microchip Technology Inc.	50,323	2,886
1

Growth Portfolio
		Shares	Market Value• ($000)
*	ARM Holdings plc ADR	16,182	1,996
			722,354
Real Estate (2.4%)
	Welltower Inc.	180,269	22,719
	Equinix Inc.	16,953	15,985
			38,704
Total Common Stocks (Cost $1,010,937)			1,580,280
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.466%	16	2
		Face Amount ($000)
Repurchase Agreement (0.6%)
	Bank of America Securities, LLC 4.460%, 1/2/25 (Dated 12/31/24, Repurchase Value $9,202,000, collateralized by Fannie Mae 3.000%–6.148%, 1/1/45–6/1/54, and Freddie Mac 3.000%–5.000%, 7/1/49–8/1/52, with a value of $9,384,000)	9,200	9,200
Total Temporary Cash Investments (Cost $9,202)			9,202
Total Investments (100.0%) (Cost $1,020,139)			1,589,482
Other Assets and Liabilities—Net (0.0%)			(433)
Net Assets (100%)			1,589,049
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Growth Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,020,137)	1,589,480
Affiliated Issuers (Cost $2)	2
Total Investments in Securities	1,589,482
Investment in Vanguard	41
Cash	44
Receivables for Accrued Income	122
Receivables for Capital Shares Issued	262
Total Assets	1,589,951
Liabilities
Payables to Investment Advisor	368
Payables for Capital Shares Redeemed	356
Payables to Vanguard	178
Total Liabilities	902
Net Assets	1,589,049
At December 31, 2024, net assets consisted of:

Paid-in Capital	932,188
Total Distributable Earnings (Loss)	656,861
Net Assets	1,589,049

Net Assets
Applicable to 47,235,336 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,589,049
Net Asset Value Per Share	$33.64

See accompanying Notes, which are an integral part of the Financial Statements.
3

Growth Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	7,668
Interest	565
Securities Lending—Net	12
Total Income	8,245
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,143
Performance Adjustment	(855)
The Vanguard Group—Note C
Management and Administrative	3,436
Marketing and Distribution	65
Custodian Fees	12
Auditing Fees	33
Shareholders’ Reports and Proxy Fees	19
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	4,863
Expenses Paid Indirectly	(5)
Net Expenses	4,858
Net Investment Income	3,387
Realized Net Gain (Loss)
Investment Securities Sold	127,220
Foreign Currencies	—
Realized Net Gain (Loss) on Investment Securities Sold[2]	127,220
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	267,157
Net Increase (Decrease) in Net Assets Resulting from Operations	397,764
1	Dividends are net of foreign withholding taxes of $44,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Growth Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,387	3,704
Realized Net Gain (Loss)	127,220	(25,787)
Change in Unrealized Appreciation (Depreciation)	267,157	367,317
Net Increase (Decrease) in Net Assets Resulting from Operations	397,764	345,234
Distributions
Total Distributions	(3,943)	(2,438)
Capital Share Transactions
Issued	212,576	139,476
Issued in Lieu of Cash Distributions	3,943	2,438
Redeemed	(234,814)	(126,725)
Net Increase (Decrease) from Capital Share Transactions	(18,295)	15,189
Total Increase (Decrease)	375,526	357,985
Net Assets
Beginning of Period	1,213,523	855,538
End of Period	1,589,049	1,213,523

See accompanying Notes, which are an integral part of the Financial Statements.
5

Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.34	$18.13	$38.27	$35.94	$26.95
Investment Operations
Net Investment Income (Loss)[1]	.071	.078	.060	(.013)	.033
Net Realized and Unrealized Gain (Loss) on Investments	8.311	7.184	(10.288)	5.826	10.536
Total from Investment Operations	8.382	7.262	(10.228)	5.813	10.569
Distributions
Dividends from Net Investment Income	(.082)	(.052)	—	(.013)	(.104)
Distributions from Realized Capital Gains	—	—	(9.912)	(3.470)	(1.475)
Total Distributions	(.082)	(.052)	(9.912)	(3.483)	(1.579)
Net Asset Value, End of Period	$33.64	$25.34	$18.13	$38.27	$35.94
Total Return	33.14%	40.13%	-33.37%	17.86%	43.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,589	$1,214	$856	$1,337	$1,247
Ratio of Total Expenses to Average Net Assets[2]	0.34%[3]	0.33%[4]	0.34%[4]	0.41%	0.41%[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.24%	0.35%	0.27%	(0.04)%	0.11%
Portfolio Turnover Rate	41%	37%	33%	66%	41%
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.07%), (0.06%), 0.02%, and 0.01%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.34%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.34% and 0.40% for 2023, 2022, and 2020 respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Growth Portfolio
Notes to Financial Statements
The Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
7

Growth Portfolio
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp, provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. For the year ended December 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $855,000 (0.06%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $41,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. The portfolio’s custodian bank has also agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, these arrangements reduced the portfolio’s management and administrative expenses by $3,000 and custodian fees by $2,000. The total expense reduction represented an effective annual rate of less than 0.01% of the portfolio’s average net assets.
E.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,580,280	—	—	1,580,280
Temporary Cash Investments	2	9,200	—	9,202
Total	1,580,282	9,200	—	1,589,482
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
8

Growth Portfolio
differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	13,295
Undistributed Long-Term Gains	79,842
Net Unrealized Gains (Losses)	563,724
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	656,861
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	3,943	2,438
Long-Term Capital Gains	—	—
Total	3,943	2,438
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,025,758
Gross Unrealized Appreciation	577,898
Gross Unrealized Depreciation	(14,174)
Net Unrealized Appreciation (Depreciation)	563,724
G.	During the year ended December 31, 2024, the portfolio purchased $580,343,000 of investment securities and sold $599,807,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $0 and sales were $3,848,000, resulting in net realized gain of $1,098,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	7,181	6,356
Issued in Lieu of Cash Distributions	138	124
Redeemed	(7,979)	(5,770)
Net Increase (Decrease) in Shares Outstanding	(660)	710
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 62% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
9

Growth Portfolio
J.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
10

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Growth Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
11

Tax information (unaudited)
For corporate shareholders, 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
Q690G 022025
12

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
High Yield Bond Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	26
Tax information	27

High Yield Bond Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.3%)
U.S. Government Securities (5.3%)
[1,2]	United States Treasury Note/Bond	0.500%	2/28/26	5,075	4,862
[1]	United States Treasury Note/Bond	4.625%	2/28/26	5,000	5,020
	United States Treasury Note/Bond	4.500%	3/31/26	1,000	1,003
[2]	United States Treasury Note/Bond	4.125%	10/31/26	1,892	1,888
[1]	United States Treasury Note/Bond	4.500%	5/15/27	1,970	1,980
	United States Treasury Note/Bond	2.750%	7/31/27	5,250	5,057
	United States Treasury Note/Bond	3.750%	8/15/27	1,088	1,075
	United States Treasury Note/Bond	3.375%	9/15/27	1,330	1,300
	United States Treasury Note/Bond	3.875%	10/15/27	1,710	1,692
[2]	United States Treasury Note/Bond	0.625%	11/30/27	5,000	4,503
	United States Treasury Note/Bond	3.875%	11/30/27	1,807	1,787
	United States Treasury Note/Bond	2.375%	3/31/29	1,511	1,395
	United States Treasury Note/Bond	2.625%	7/31/29	1,409	1,307
	United States Treasury Note/Bond	4.125%	10/31/29	1,295	1,281
	United States Treasury Note/Bond	3.875%	12/31/29	776	758
	United States Treasury Note/Bond	0.625%	8/15/30	1,270	1,032
	United States Treasury Note/Bond	4.125%	8/31/30	459	452
	United States Treasury Note/Bond	4.625%	5/31/31	442	446
	United States Treasury Note/Bond	4.125%	7/31/31	405	397
	United States Treasury Note/Bond	1.250%	8/15/31	442	361
	United States Treasury Note/Bond	4.125%	10/31/31	389	381
	United States Treasury Note/Bond	4.125%	11/30/31	384	376
	United States Treasury Note/Bond	4.000%	2/15/34	188	180
	United States Treasury Note/Bond	4.375%	5/15/34	179	176
	United States Treasury Note/Bond	3.875%	8/15/34	151	143
	United States Treasury Note/Bond	4.500%	8/15/39	66	64
	United States Treasury Note/Bond	2.875%	5/15/43	95	72
	United States Treasury Note/Bond	3.375%	11/15/48	38	30
Total U.S. Government and Agency Obligations (Cost $38,999)					39,018
Corporate Bonds (87.3%)
Communications (13.0%)
[3]	Altice Financing SA	5.000%	1/15/28	800	627
[3]	Altice Financing SA	5.750%	8/15/29	1,038	762
[3,4]	Altice France SA	2.125%	2/15/25	585	569
[3]	Altice France SA	5.500%	1/15/28	1,915	1,427
[3]	Altice France SA	5.125%	7/15/29	910	682
[3]	Altice France SA	5.500%	10/15/29	595	453
[3]	AMC Networks Inc.	10.250%	1/15/29	135	143
	AMC Networks Inc.	4.250%	2/15/29	225	176
[3,4]	Banijay Entertainment SAS	7.000%	5/1/29	450	491
[3]	Banijay Entertainment SAS	8.125%	5/1/29	900	932
	Belo Corp.	7.750%	6/1/27	940	977
	Belo Corp.	7.250%	9/15/27	307	317
[3]	Cable One Inc.	4.000%	11/15/30	387	323
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,148	1,143
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	1,205	1,183
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	375	361
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	550	525
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,200	1,190
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	1,300	1,187
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	3,065	2,750
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,765	2,408
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	1,350	1,376
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	550	482
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,731	3,212
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	255	214
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	950	770
[3]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	990	953
1

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	1,360	1,424
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	885	911
[3]	CSC Holdings LLC	5.500%	4/15/27	585	523
[3]	CSC Holdings LLC	11.250%	5/15/28	225	222
[3]	CSC Holdings LLC	11.750%	1/31/29	185	182
[3]	CSC Holdings LLC	4.125%	12/1/30	1,171	843
[3]	CSC Holdings LLC	3.375%	2/15/31	885	624
[3]	CSC Holdings LLC	4.500%	11/15/31	1,125	813
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	435	423
[3]	DISH Network Corp.	11.750%	11/15/27	763	807
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	485	483
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,475	3,410
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	280	281
	Frontier Communications Holdings LLC	5.875%	11/1/29	800	795
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	895	952
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	2,025	1,852
[3]	Iliad Holding SASU	7.000%	10/15/28	1,225	1,244
[3,4]	Iliad Holding SASU	5.375%	4/15/30	245	260
[3]	Iliad Holding SASU	8.500%	4/15/31	1,740	1,847
[3]	Iliad Holding SASU	7.000%	4/15/32	505	508
	Lamar Media Corp.	3.750%	2/15/28	1,660	1,555
	Lamar Media Corp.	4.875%	1/15/29	55	53
	Lamar Media Corp.	4.000%	2/15/30	1,745	1,591
	Lamar Media Corp.	3.625%	1/15/31	1,191	1,048
[3]	Level 3 Financing Inc.	3.625%	1/15/29	348	277
[3]	Level 3 Financing Inc.	10.500%	4/15/29	439	489
[3]	Level 3 Financing Inc.	4.875%	6/15/29	1,000	870
[3]	Level 3 Financing Inc.	3.875%	11/15/29	185	145
[3]	Level 3 Financing Inc.	11.000%	11/15/29	450	506
[3]	Level 3 Financing Inc.	4.500%	4/1/30	750	623
[3]	Level 3 Financing Inc.	10.500%	5/15/30	1,011	1,101
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,585	1,639
[3]	Lumen Technologies Inc.	4.125%	4/15/29	1,077	970
[3]	Lumen Technologies Inc.	4.125%	4/15/30	398	356
[3]	Match Group Holdings II LLC	4.625%	6/1/28	540	514
[3]	Match Group Holdings II LLC	5.625%	2/15/29	100	97
[3]	Match Group Holdings II LLC	4.125%	8/1/30	339	300
[3]	Midcontinent Communications	8.000%	8/15/32	1,190	1,221
[3]	News Corp.	3.875%	5/15/29	1,150	1,067
[3]	Nexstar Media Inc.	5.625%	7/15/27	575	560
[3]	Nexstar Media Inc.	4.750%	11/1/28	390	364
[3,4]	Odido Holding BV	3.750%	1/15/29	1,065	1,090
[3]	Optics Bidco SpA	6.375%	11/15/33	200	200
[3]	Optics Bidco SpA	6.000%	9/30/34	370	358
[3]	Optics Bidco SpA	7.200%	7/18/36	599	613
[3]	Optics Bidco SpA	7.721%	6/4/38	461	487
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	814	793
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	590	549
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,347	2,167
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	295	308
	Paramount Global	4.200%	6/1/29	275	259
	Paramount Global	7.875%	7/30/30	225	244
	Paramount Global	4.200%	5/19/32	475	418
	Paramount Global	6.875%	4/30/36	500	508
	Paramount Global	4.850%	7/1/42	305	241
	Paramount Global	4.375%	3/15/43	700	510
	Paramount Global	5.850%	9/1/43	90	78
	Paramount Global	6.250%	2/28/57	904	863
	Paramount Global	6.375%	3/30/62	885	855
[3]	ROBLOX Corp.	3.875%	5/1/30	2,780	2,505
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	1,630	1,197
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	167	85
[3]	Scripps Escrow Inc.	5.875%	7/15/27	846	682
[3]	Sirius XM Radio LLC	3.125%	9/1/26	310	298
[3]	Sirius XM Radio LLC	4.000%	7/15/28	840	774
[3]	Sirius XM Radio LLC	4.125%	7/1/30	160	140
[3]	Sirius XM Radio LLC	3.875%	9/1/31	464	389
[3]	Sunrise FinCo I BV	4.875%	7/15/31	1,900	1,718
[3]	Sunrise HoldCo IV BV	5.500%	1/15/28	2,565	2,510
	TEGNA Inc.	4.625%	3/15/28	410	389
2

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TEGNA Inc.	5.000%	9/15/29	1,490	1,394
	Telecom Italia Capital SA	6.375%	11/15/33	34	34
	Telecom Italia Capital SA	6.000%	9/30/34	40	39
	Telecom Italia Capital SA	7.200%	7/18/36	451	454
	Telecom Italia Capital SA	7.721%	6/4/38	224	232
[3]	Townsquare Media Inc.	6.875%	2/1/26	500	498
[3,4]	United Group BV	6.500%	10/31/31	1,550	1,632
[3]	Univision Communications Inc.	8.000%	8/15/28	75	76
[3]	Univision Communications Inc.	4.500%	5/1/29	55	49
[3]	Univision Communications Inc.	7.375%	6/30/30	350	335
[3]	Univision Communications Inc.	8.500%	7/31/31	2,423	2,379
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	1,395	1,307
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	938	808
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	200	189
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	2,330	1,972
[3]	VZ Secured Financing BV	5.000%	1/15/32	1,705	1,505
[3]	Windstream Services LLC / Windstream Escrow Finance Corp.	8.250%	10/1/31	130	134
[3]	WMG Acquisition Corp.	3.875%	7/15/30	790	721
[3]	Ziggo BV	4.875%	1/15/30	2,134	1,952
					96,321
Consumer Discretionary (15.6%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,195	2,075
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	225	215
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	1,420	1,425
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	1,155	1,137
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	3,940	3,523
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	540	533
[3]	Amer Sports Co.	6.750%	2/16/31	1,040	1,054
	American Axle & Manufacturing Inc.	5.000%	10/1/29	964	881
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,446	1,385
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,205	1,097
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	714
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	725	676
	Asbury Automotive Group Inc.	4.750%	3/1/30	464	433
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	795	727
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	95	95
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	270	248
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	1,037	940
	Bath & Body Works Inc.	6.694%	1/15/27	529	538
	Bath & Body Works Inc.	5.250%	2/1/28	40	39
[3]	Bath & Body Works Inc.	6.625%	10/1/30	915	922
	Bath & Body Works Inc.	6.875%	11/1/35	150	153
	Bath & Body Works Inc.	6.750%	7/1/36	25	25
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	290	273
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	770	781
[3,4]	Belron UK Finance plc	4.625%	10/15/29	260	275
[3]	Belron UK Finance plc	5.750%	10/15/29	1,368	1,372
[3,4]	Bertrand Franchise Finance SAS	6.500%	7/18/30	105	113
[3,4,5]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	6.958%	7/18/30	325	338
[4,5]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	6.958%	7/18/30	100	104
	Boyd Gaming Corp.	4.750%	12/1/27	3,410	3,305
[3]	Boyd Gaming Corp.	4.750%	6/15/31	540	498
[3]	Builders FirstSource Inc.	5.000%	3/1/30	250	238
[3]	Builders FirstSource Inc.	4.250%	2/1/32	1,175	1,038
[3]	Builders FirstSource Inc.	6.375%	3/1/34	1,090	1,076
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	751	759
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	1,325	1,241
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	3,140	3,197
[3]	Caesars Entertainment Inc.	6.500%	2/15/32	685	688
[3]	Caesars Entertainment Inc.	6.000%	10/15/32	1,585	1,528
[3]	Carnival Corp.	7.625%	3/1/26	450	451
[3]	Carnival Corp.	5.750%	3/1/27	1,021	1,018
[3]	Carnival Corp.	4.000%	8/1/28	2,410	2,283
[3]	Carnival Corp.	6.000%	5/1/29	235	234
[3]	Carnival Corp.	7.000%	8/15/29	320	333
[3]	Carnival Corp.	10.500%	6/1/30	1,275	1,362
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	775	826
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	700	691
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.250%	7/15/29	1,325	1,273
3

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Century Communities Inc.	6.750%	6/1/27	288	288
[3]	Century Communities Inc.	3.875%	8/15/29	1,028	921
[3]	Churchill Downs Inc.	5.500%	4/1/27	55	54
[3]	Churchill Downs Inc.	4.750%	1/15/28	470	453
[3]	Churchill Downs Inc.	5.750%	4/1/30	1,005	986
[3]	Churchill Downs Inc.	6.750%	5/1/31	140	141
[3]	Cinemark USA Inc.	5.250%	7/15/28	1,125	1,096
[3]	Cinemark USA Inc.	7.000%	8/1/32	285	291
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	547	546
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	1,234	1,239
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	805	819
	Dana Inc.	5.625%	6/15/28	130	128
	Dana Inc.	4.250%	9/1/30	210	195
	Dana Inc.	4.500%	2/15/32	385	353
[3]	Flutter Treasury DAC	6.375%	4/29/29	315	319
	Ford Motor Credit Co. LLC	3.375%	11/13/25	270	266
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	198
	Ford Motor Credit Co. LLC	6.950%	3/6/26	400	407
[3]	Gap Inc.	3.625%	10/1/29	695	624
[3]	Gap Inc.	3.875%	10/1/31	520	449
[3]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	820	831
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	289	291
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	175	169
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,589	1,460
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	425	379
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	200	179
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	1,826	1,603
	Griffon Corp.	5.750%	3/1/28	500	490
[3]	Hanesbrands Inc.	4.875%	5/15/26	2,749	2,705
[3]	Hanesbrands Inc.	9.000%	2/15/31	875	933
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	254	254
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	95	95
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	475	438
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	625	614
	KB Home	4.800%	11/15/29	150	141
	KB Home	7.250%	7/15/30	225	230
	KB Home	4.000%	6/15/31	1,260	1,113
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,123	1,102
[3]	LCM Investments Holdings II LLC	4.875%	5/1/29	400	373
[3]	LCM Investments Holdings II LLC	8.250%	8/1/31	1,115	1,155
[3]	Light & Wonder International Inc.	7.000%	5/15/28	630	631
[3]	Lithia Motors Inc.	4.625%	12/15/27	1,855	1,794
[3]	Lithia Motors Inc.	3.875%	6/1/29	370	338
[3]	Lithia Motors Inc.	4.375%	1/15/31	870	789
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	255	241
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	600	596
[3]	Melco Resorts Finance Ltd.	7.625%	4/17/32	225	226
[3]	MGM China Holdings Ltd.	7.125%	6/26/31	300	303
	MGM Resorts International	6.500%	4/15/32	280	279
[3]	Michaels Cos. Inc.	5.250%	5/1/28	1,065	804
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	180	181
[3]	NCL Corp. Ltd.	8.375%	2/1/28	1,285	1,340
[3]	NCL Corp. Ltd.	8.125%	1/15/29	670	706
[3]	NCL Corp. Ltd.	7.750%	2/15/29	275	289
[3]	NCL Finance Ltd.	6.125%	3/15/28	60	60
	Newell Brands Inc.	5.700%	4/1/26	24	24
	Newell Brands Inc.	6.375%	9/15/27	523	527
	Newell Brands Inc.	6.625%	9/15/29	689	701
	Newell Brands Inc.	6.375%	5/15/30	1,120	1,124
	Newell Brands Inc.	6.625%	5/15/32	920	926
	Newell Brands Inc.	6.875%	4/1/36	170	172
	Newell Brands Inc.	7.000%	4/1/46	350	334
[3]	Ontario Gaming GTA LP/OTG Co-Issuer Inc.	8.000%	8/1/30	275	282
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	1,315	1,240
[3]	Phinia Inc.	6.625%	10/15/32	295	293
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	290
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	2,270	2,268
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	1,095	1,088
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	740	735
[3]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	490	482
4

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Royal Caribbean Cruises Ltd.	6.250%	3/15/32	560	567
	Sands China Ltd.	5.125%	8/8/25	600	598
	Sands China Ltd.	5.400%	8/8/28	425	420
	Service Corp. International	4.625%	12/15/27	370	360
	Service Corp. International	5.125%	6/1/29	1,735	1,682
	Service Corp. International	3.375%	8/15/30	930	815
	Service Corp. International	4.000%	5/15/31	1,790	1,594
[3]	Six Flags Entertainment Corp.	7.250%	5/15/31	275	281
[3]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	1,455	1,474
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	1,178	1,144
[3]	Studio City Finance Ltd.	6.500%	1/15/28	60	58
[3]	Studio City Finance Ltd.	5.000%	1/15/29	665	604
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	200	200
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	690	660
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	589	513
	Under Armour Inc.	3.250%	6/15/26	1,160	1,119
[3]	Vail Resorts Inc.	6.500%	5/15/32	940	950
[3]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/29	155	162
[3]	Viking Cruises Ltd.	5.875%	9/15/27	300	298
[3]	Viking Cruises Ltd.	7.000%	2/15/29	150	151
[3]	Viking Cruises Ltd.	9.125%	7/15/31	960	1,031
[3]	Wand NewCo 3 Inc.	7.625%	1/30/32	1,120	1,152
[3]	Wayfair LLC	7.250%	10/31/29	730	730
[3]	William Carter Co.	5.625%	3/15/27	254	252
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,710	1,689
[3]	Wynn Macau Ltd.	5.500%	1/15/26	710	703
[3]	Wynn Macau Ltd.	5.500%	10/1/27	600	582
[3]	Wynn Macau Ltd.	5.625%	8/26/28	745	717
[3]	Wynn Macau Ltd.	5.125%	12/15/29	1,770	1,641
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	303	290
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	1,550	1,612
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/33	940	922
[3]	Yum! Brands Inc.	4.750%	1/15/30	1,195	1,140
	Yum! Brands Inc.	3.625%	3/15/31	1,440	1,273
	Yum! Brands Inc.	4.625%	1/31/32	460	426
					115,331
Consumer Staples (3.4%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	340	344
	B&G Foods Inc.	5.250%	9/15/27	1,335	1,267
[3]	B&G Foods Inc.	8.000%	9/15/28	1,035	1,064
[3,4]	Darling Global Finance BV	3.625%	5/15/26	395	409
[3]	Darling Ingredients Inc.	5.250%	4/15/27	530	521
[3]	Darling Ingredients Inc.	6.000%	6/15/30	175	173
[3]	Energizer Holdings Inc.	4.750%	6/15/28	3,630	3,462
[3]	Energizer Holdings Inc.	4.375%	3/31/29	555	515
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	1,050	1,089
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	180	176
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	1,055	965
[3]	Performance Food Group Inc.	5.500%	10/15/27	3,265	3,236
[3]	Performance Food Group Inc.	4.250%	8/1/29	1,375	1,275
[3]	Performance Food Group Inc.	6.125%	9/15/32	715	714
[3,4]	Picard Groupe SAS	6.375%	7/1/29	895	963
[4]	Picard Groupe SAS	6.375%	7/1/29	250	269
[3]	Post Holdings Inc.	5.500%	12/15/29	1,225	1,185
[3]	Post Holdings Inc.	4.625%	4/15/30	1,164	1,073
[3]	Post Holdings Inc.	4.500%	9/15/31	945	846
[3]	Post Holdings Inc.	6.250%	2/15/32	515	511
[3]	Post Holdings Inc.	6.375%	3/1/33	980	961
[3]	Post Holdings Inc.	6.250%	10/15/34	95	93
[3]	Prestige Brands Inc.	5.125%	1/15/28	825	805
[3]	Prestige Brands Inc.	3.750%	4/1/31	300	263
[3]	US Foods Inc.	6.875%	9/15/28	70	72
[3]	US Foods Inc.	4.750%	2/15/29	574	550
[3]	US Foods Inc.	4.625%	6/1/30	713	668
[3]	US Foods Inc.	7.250%	1/15/32	290	299
[3]	US Foods Inc.	5.750%	4/15/33	605	588
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	1,180	1,165
					25,521
5

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy (10.8%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	170	169
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	237	235
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/29	375	365
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	1,370	1,380
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/32	1,350	1,342
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	475	475
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	720	735
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	270	277
[3]	Buckeye Partners LP	4.125%	3/1/25	1,195	1,189
	Buckeye Partners LP	3.950%	12/1/26	288	278
	Buckeye Partners LP	4.125%	12/1/27	815	777
[3]	Buckeye Partners LP	4.500%	3/1/28	2,884	2,737
[3]	Buckeye Partners LP	6.875%	7/1/29	1,025	1,037
	Buckeye Partners LP	5.850%	11/15/43	500	430
[3]	Civitas Resources Inc.	8.375%	7/1/28	565	587
[3]	Civitas Resources Inc.	8.625%	11/1/30	250	262
[3]	Civitas Resources Inc.	8.750%	7/1/31	390	407
[3]	CNX Resources Corp.	6.000%	1/15/29	175	172
[3]	CNX Resources Corp.	7.375%	1/15/31	560	575
[3]	CNX Resources Corp.	7.250%	3/1/32	280	285
	Continental Resources Inc.	4.375%	1/15/28	628	610
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	970	1,006
[3]	DT Midstream Inc.	4.125%	6/15/29	2,735	2,559
[3]	DT Midstream Inc.	4.375%	6/15/31	2,371	2,165
[3]	Enerflex Ltd.	9.000%	10/15/27	1,273	1,327
[3]	EnLink Midstream LLC	5.625%	1/15/28	445	449
	EnLink Midstream Partners LP	4.150%	6/1/25	630	627
	EnLink Midstream Partners LP	4.850%	7/15/26	591	589
[3]	EQM Midstream Partners LP	7.500%	6/1/27	165	168
[3]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,733
[3]	EQM Midstream Partners LP	4.500%	1/15/29	685	654
[3]	EQM Midstream Partners LP	7.500%	6/1/30	820	874
[3]	EQM Midstream Partners LP	4.750%	1/15/31	2,550	2,398
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/28	175	175
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	725	731
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	375	367
[3]	Hess Midstream Operations LP	6.500%	6/1/29	370	374
[3]	Kinetik Holdings LP	6.625%	12/15/28	665	679
[3]	Matador Resources Co.	6.875%	4/15/28	1,225	1,242
[3]	Matador Resources Co.	6.500%	4/15/32	918	906
[3]	Matador Resources Co.	6.250%	4/15/33	870	845
[3]	Noble Finance II LLC	8.000%	4/15/30	2,833	2,860
[3]	Northriver Midstream Finance LP	6.750%	7/15/32	1,500	1,511
	Ovintiv Inc.	7.200%	11/1/31	90	97
	Ovintiv Inc.	7.375%	11/1/31	869	943
	Ovintiv Inc.	6.500%	8/15/34	247	256
[3]	Permian Resources Operating LLC	5.375%	1/15/26	80	79
[3]	Permian Resources Operating LLC	8.000%	4/15/27	910	929
[3]	Permian Resources Operating LLC	5.875%	7/1/29	1,921	1,885
[3]	Permian Resources Operating LLC	9.875%	7/15/31	550	605
[3]	Permian Resources Operating LLC	7.000%	1/15/32	1,145	1,164
[3]	Permian Resources Operating LLC	6.250%	2/1/33	730	721
	Range Resources Corp.	8.250%	1/15/29	925	953
[3]	Range Resources Corp.	4.750%	2/15/30	1,762	1,653
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	75	71
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	75	71
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	125	124
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	145	148
	SM Energy Co.	6.750%	9/15/26	686	686
	SM Energy Co.	6.625%	1/15/27	30	30
	SM Energy Co.	6.500%	7/15/28	609	606
[3]	SM Energy Co.	6.750%	8/1/29	895	886
[3]	SM Energy Co.	7.000%	8/1/32	685	674
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	670	692
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	235	241
[3]	Sunoco LP	7.000%	5/1/29	460	472
[3]	Sunoco LP	7.250%	5/1/32	430	444
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	1,930	1,924
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	425	423
6

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	420	429
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	1,155	1,086
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,400	1,296
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	1,140	1,143
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	565	535
[3]	Transocean Inc.	8.250%	5/15/29	185	182
[3]	Transocean Inc.	8.750%	2/15/30	2,512	2,591
[3]	Transocean Inc.	8.500%	5/15/31	755	740
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	145	148
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	1,435	1,460
[3]	Valaris Ltd.	8.375%	4/30/30	1,495	1,511
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,620	1,488
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	955	965
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,225	1,099
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	435	374
[3]	Venture Global LNG Inc.	8.125%	6/1/28	160	166
[3]	Venture Global LNG Inc.	9.500%	2/1/29	1,430	1,580
[3]	Venture Global LNG Inc.	7.000%	1/15/30	355	360
[3]	Venture Global LNG Inc.	8.375%	6/1/31	665	693
[3]	Venture Global LNG Inc.	9.875%	2/1/32	785	862
[3]	Viper Energy Inc.	7.375%	11/1/31	355	372
[3]	Vital Energy Inc.	7.750%	7/31/29	840	834
[3]	Vital Energy Inc.	7.875%	4/15/32	2,565	2,464
[3]	Weatherford International Ltd.	8.625%	4/30/30	1,700	1,757
	Western Midstream Operating LP	4.650%	7/1/26	353	351
	Western Midstream Operating LP	4.500%	3/1/28	50	49
	Western Midstream Operating LP	4.050%	2/1/30	45	42
	Western Midstream Operating LP	5.450%	4/1/44	370	328
	Western Midstream Operating LP	5.300%	3/1/48	92	78
					80,323
Financials (9.6%)
[3]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	1,335	1,378
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	2,600	2,446
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	560	537
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	3,505	3,497
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	300	286
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	1,125	1,126
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	530	532
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/31	1,285	1,272
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/32	410	413
[3]	AmWINS Group Inc.	6.375%	2/15/29	535	537
[3]	AmWINS Group Inc.	4.875%	6/30/29	110	103
	Block Inc.	2.750%	6/1/26	1,310	1,262
	Block Inc.	3.500%	6/1/31	335	295
[3]	Block Inc.	6.500%	5/15/32	3,230	3,263
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	1,625	1,702
[3]	Credit Acceptance Corp.	9.250%	12/15/28	1,073	1,133
[3]	Fair Isaac Corp.	4.000%	6/15/28	987	932
[3]	FirstCash Inc.	4.625%	9/1/28	990	938
[3]	FirstCash Inc.	5.625%	1/1/30	730	704
[3]	FirstCash Inc.	6.875%	3/1/32	375	376
[3]	Focus Financial Partners LLC	6.750%	9/15/31	1,895	1,882
[3]	Freedom Mortgage Corp.	7.625%	5/1/26	360	361
[3]	Freedom Mortgage Corp.	6.625%	1/15/27	690	689
[3]	Freedom Mortgage Corp.	12.000%	10/1/28	875	949
[3]	Freedom Mortgage Corp.	12.250%	10/1/30	875	968
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	420	433
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	225	232
[3]	GGAM Finance Ltd.	7.750%	5/15/26	450	456
[3]	GGAM Finance Ltd.	8.000%	2/15/27	1,095	1,130
[3]	GGAM Finance Ltd.	8.000%	6/15/28	975	1,024
[3]	GGAM Finance Ltd.	6.875%	4/15/29	435	442
[3]	GGAM Finance Ltd.	5.875%	3/15/30	510	501
[3]	goeasy Ltd.	9.250%	12/1/28	635	677
[3]	goeasy Ltd.	7.625%	7/1/29	840	858
[3]	goeasy Ltd.	6.875%	5/15/30	305	308
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	1,240	1,258
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	860	877
[3]	HUB International Ltd.	5.625%	12/1/29	535	520
7

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	HUB International Ltd.	7.250%	6/15/30	2,100	2,153
[3]	HUB International Ltd.	7.375%	1/31/32	485	492
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	1,560	1,560
[3]	Intesa Sanpaolo SpA	4.198%	6/1/32	275	239
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	65	65
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	400	386
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	545	514
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	670	688
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	145	149
[3]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	525	555
[3]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	125	129
[3]	Nationstar Mortgage Holdings Inc.	6.000%	1/15/27	150	149
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	1,020	991
[3]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	420	419
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	2,727	2,544
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	1,204	1,150
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	612	619
	Navient Corp.	6.750%	6/15/26	15	15
	Navient Corp.	4.875%	3/15/28	298	284
	Navient Corp.	5.500%	3/15/29	935	882
	Navient Corp.	9.375%	7/25/30	205	219
	Navient Corp.	5.625%	8/1/33	181	156
	OneMain Finance Corp.	7.125%	3/15/26	1,461	1,487
	OneMain Finance Corp.	3.500%	1/15/27	1,430	1,361
	OneMain Finance Corp.	3.875%	9/15/28	1,330	1,226
	OneMain Finance Corp.	9.000%	1/15/29	718	761
	OneMain Finance Corp.	6.625%	5/15/29	615	622
	OneMain Finance Corp.	4.000%	9/15/30	720	637
	OneMain Finance Corp.	7.125%	11/15/31	500	509
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,590	2,615
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,045	1,041
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	1,065	986
[3]	PennyMac Financial Services Inc.	7.875%	12/15/29	325	340
[3]	PennyMac Financial Services Inc.	7.125%	11/15/30	815	825
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	140	133
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	175	166
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	560	506
[3]	Ryan Specialty LLC	5.875%	8/1/32	675	668
[3,6]	Saks Global Enterprises LLC	11.000%	12/15/29	385	371
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/32	2,227	2,265
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	120	123
[3]	Starwood Property Trust Inc.	6.000%	4/15/30	535	525
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	460	458
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	630	622
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	450	432
[3]	USI Inc.	7.500%	1/15/32	300	310
[3]	UWM Holdings LLC	6.625%	2/1/30	1,255	1,247
					70,891
Health Care (6.7%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	724	692
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	825	770
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	1,881	1,929
[3]	Avantor Funding Inc.	4.625%	7/15/28	1,710	1,632
[3]	Bausch & Lomb Corp.	8.375%	10/1/28	1,730	1,799
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	330	323
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	625	593
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	500	458
[3]	CHS / Community Health Systems Inc.	5.625%	3/15/27	2,760	2,646
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/29	515	461
[3]	CHS / Community Health Systems Inc.	5.250%	5/15/30	605	497
[3]	CHS / Community Health Systems Inc.	4.750%	2/15/31	501	389
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/32	1,690	1,743
[3]	Concentra Escrow Issuer Corp.	6.875%	7/15/32	300	307
	CVS Health Corp.	6.750%	12/10/54	150	147
	CVS Health Corp.	7.000%	3/10/55	500	502
[3]	DaVita Inc.	3.750%	2/15/31	1,120	968
[3]	DaVita Inc.	6.875%	9/1/32	560	564
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	1,675	1,772
[3,4]	Grifols SA	2.250%	11/15/27	925	914
8

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Grifols SA	3.875%	10/15/28	500	467
[3]	Grifols SA	4.750%	10/15/28	465	427
	HCA Inc.	5.875%	2/15/26	280	281
	HCA Inc.	5.875%	2/1/29	275	281
[3]	Hologic Inc.	3.250%	2/15/29	1,475	1,336
[3]	IQVIA Inc.	5.000%	10/15/26	200	197
[3]	IQVIA Inc.	5.000%	5/15/27	2,578	2,532
[3,4]	IQVIA Inc.	2.250%	1/15/28	825	819
[3,4]	IQVIA Inc.	2.875%	6/15/28	1,180	1,192
[3]	Jazz Securities DAC	4.375%	1/15/29	750	707
[3]	LifePoint Health Inc.	11.000%	10/15/30	405	445
[3]	Medline Borrower LP	3.875%	4/1/29	3,765	3,487
[3]	Medline Borrower LP	5.250%	10/1/29	2,339	2,251
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	645	652
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	890	836
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	95	85
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	220	219
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/34	80	82
[3,4]	Rossini Sarl	6.750%	12/31/29	800	875
[4]	Rossini Sarl	6.750%	12/31/29	200	219
[3]	Star Parent Inc.	9.000%	10/1/30	520	540
[3]	Surgery Center Holdings Inc.	7.250%	4/15/32	349	356
[3]	Teleflex Inc.	4.250%	6/1/28	1,141	1,083
	Tenet Healthcare Corp.	5.125%	11/1/27	355	348
	Tenet Healthcare Corp.	4.625%	6/15/28	1,180	1,130
	Tenet Healthcare Corp.	6.125%	10/1/28	659	658
	Tenet Healthcare Corp.	4.250%	6/1/29	245	230
	Tenet Healthcare Corp.	4.375%	1/15/30	720	668
	Tenet Healthcare Corp.	6.125%	6/15/30	1,370	1,361
	Tenet Healthcare Corp.	6.750%	5/15/31	1,790	1,808
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,610	2,505
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	200	195
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	850	867
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	405	395
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	450	484
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	200	223
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	384	276
					49,623
Industrials (8.6%)
[3]	Air Canada	3.875%	8/15/26	1,480	1,438
[3]	Allison Transmission Inc.	4.750%	10/1/27	60	58
[3]	Allison Transmission Inc.	5.875%	6/1/29	210	208
[3]	Allison Transmission Inc.	3.750%	1/30/31	39	34
[3]	American Airlines Inc.	7.250%	2/15/28	286	293
[3]	American Airlines Inc.	8.500%	5/15/29	543	569
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	327	327
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	1,034	1,026
[3]	Aramark Services Inc.	5.000%	4/1/25	1,425	1,422
[3]	Aramark Services Inc.	5.000%	2/1/28	1,700	1,650
[3]	Arcosa Inc.	6.875%	8/15/32	115	117
[3]	Atkore Inc.	4.250%	6/1/31	400	354
[3]	Bombardier Inc.	8.750%	11/15/30	350	376
[3]	Bombardier Inc.	7.250%	7/1/31	360	371
[3]	Bombardier Inc.	7.000%	6/1/32	270	275
[3]	BWX Technologies Inc.	4.125%	6/30/28	1,058	990
[3]	BWX Technologies Inc.	4.125%	4/15/29	1,324	1,228
[3]	Chart Industries Inc.	7.500%	1/1/30	75	78
[3]	Chart Industries Inc.	9.500%	1/1/31	335	359
[3]	Clean Harbors Inc.	4.875%	7/15/27	1,449	1,418
[3]	Clean Harbors Inc.	5.125%	7/15/29	658	630
[3]	Clean Harbors Inc.	6.375%	2/1/31	726	729
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	3,305	3,309
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/31	405	407
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,392	2,194
[3]	Garda World Security Corp.	4.625%	2/15/27	70	68
[3]	Garda World Security Corp.	7.750%	2/15/28	240	248
[3]	Garda World Security Corp.	8.250%	8/1/32	685	696
[3]	Gates Corp.	6.875%	7/1/29	335	341
[3]	Genesee & Wyoming Inc.	6.250%	4/15/32	550	553
9

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Goat Holdco LLC	6.750%	2/1/32	1,115	1,104
[3]	Herc Holdings Inc.	5.500%	7/15/27	4,036	3,978
[3]	Herc Holdings Inc.	6.625%	6/15/29	1,775	1,796
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	2,770	2,946
[4]	Loxam SAS	2.875%	4/15/26	655	673
[4]	Loxam SAS	3.750%	7/15/26	400	412
[3]	Mueller Water Products Inc.	4.000%	6/15/29	75	69
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	645	652
[3,4]	Q-Park Holding I BV	5.125%	3/1/29	610	651
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/31	1,465	1,451
[3]	Reworld Holding Corp.	4.875%	12/1/29	1,545	1,429
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	290	270
[3]	Rolls-Royce plc	3.625%	10/14/25	810	799
	Spirit AeroSystems Inc.	3.850%	6/15/26	65	64
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,711	1,834
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,475	1,631
[3]	Terex Corp.	6.250%	10/15/32	203	199
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	800	825
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	1,010	989
[3]	TopBuild Corp.	3.625%	3/15/29	60	55
[3]	TopBuild Corp.	4.125%	2/15/32	275	243
	TransDigm Inc.	5.500%	11/15/27	425	418
[3]	TransDigm Inc.	6.750%	8/15/28	2,815	2,842
	TransDigm Inc.	4.625%	1/15/29	579	542
[3]	TransDigm Inc.	6.375%	3/1/29	2,691	2,699
[3]	TransDigm Inc.	6.875%	12/15/30	1,240	1,261
[3]	TransDigm Inc.	7.125%	12/1/31	835	856
[3]	TransDigm Inc.	6.625%	3/1/32	785	792
[3]	TransDigm Inc.	6.000%	1/15/33	420	412
[3]	Triumph Group Inc.	9.000%	3/15/28	486	506
[3]	United Airlines Inc.	4.375%	4/15/26	820	806
[3]	United Airlines Inc.	4.625%	4/15/29	1,096	1,042
	United Rentals North America Inc.	5.500%	5/15/27	638	635
	United Rentals North America Inc.	4.875%	1/15/28	1,674	1,627
	United Rentals North America Inc.	5.250%	1/15/30	440	427
	United Rentals North America Inc.	4.000%	7/15/30	1,030	938
	United Rentals North America Inc.	3.875%	2/15/31	881	787
	United Rentals North America Inc.	3.750%	1/15/32	625	547
[3]	WESCO Distribution Inc.	6.375%	3/15/29	700	708
[3]	WESCO Distribution Inc.	6.625%	3/15/32	560	568
[3]	Williams Scotsman Inc.	4.625%	8/15/28	530	505
[3]	Williams Scotsman Inc.	6.625%	6/15/29	505	511
[3]	Williams Scotsman Inc.	7.375%	10/1/31	475	488
					63,753
Materials (9.6%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/27	175	172
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	485	485
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/27	60	60
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	915	819
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	2,020	1,735
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,140	992
[3,7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	109
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	400	227
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,550	883
	ATI Inc.	7.250%	8/15/30	920	947
[3]	Avient Corp.	7.125%	8/1/30	1,513	1,548
[3]	Avient Corp.	6.250%	11/1/31	185	183
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	780	807
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	1,720	1,562
[4]	Ball Corp.	1.500%	3/15/27	970	965
	Ball Corp.	6.875%	3/15/28	845	864
	Ball Corp.	6.000%	6/15/29	415	418
	Ball Corp.	2.875%	8/15/30	360	308
	Ball Corp.	3.125%	9/15/31	7	6
[3]	Berry Global Inc.	4.500%	2/15/26	1,478	1,457
[3]	Berry Global Inc.	5.625%	7/15/27	195	194
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	235	229
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	425	384
	Chemours Co.	5.375%	5/15/27	300	289
10

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chemours Co.	5.750%	11/15/28	1,015	944
[3]	Chemours Co.	4.625%	11/15/29	1,704	1,482
[3]	Chemours Co.	8.000%	1/15/33	1,415	1,382
[3]	Cleveland-Cliffs Inc.	6.875%	11/1/29	1,045	1,033
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/30	90	88
[3]	Cleveland-Cliffs Inc.	7.000%	3/15/32	1,230	1,207
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/33	2,155	2,119
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	870	876
[3]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/30	825	830
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	840	851
	Commercial Metals Co.	4.125%	1/15/30	225	207
	Commercial Metals Co.	4.375%	3/15/32	605	542
[3]	Constellium SE	5.625%	6/15/28	515	503
[3]	Constellium SE	3.750%	4/15/29	980	887
[3,4]	Constellium SE	5.375%	8/15/32	510	536
[3]	Constellium SE	6.375%	8/15/32	250	243
	Crown Americas LLC	5.250%	4/1/30	480	467
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	1,390	1,376
[3]	Element Solutions Inc.	3.875%	9/1/28	1,036	982
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	555	588
[3]	First Quantum Minerals Ltd.	8.625%	6/1/31	240	246
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	695	683
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,025	928
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	535	531
[3]	Glatfelter Corp.	7.250%	11/15/31	355	347
[3]	Graphic Packaging International LLC	4.750%	7/15/27	205	200
[3]	Graphic Packaging International LLC	3.500%	3/15/28	1,890	1,762
[3]	Graphic Packaging International LLC	3.500%	3/1/29	315	287
[3]	Graphic Packaging International LLC	3.750%	2/1/30	345	311
[3]	Graphic Packaging International LLC	6.375%	7/15/32	795	797
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	950	952
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	630	593
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	964	936
[3]	NOVA Chemicals Corp.	8.500%	11/15/28	330	349
[3]	NOVA Chemicals Corp.	4.250%	5/15/29	370	334
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	775	817
[3]	NOVA Chemicals Corp.	7.000%	12/1/31	495	493
[3]	Novelis Corp.	3.250%	11/15/26	895	853
[3]	Novelis Corp.	4.750%	1/30/30	984	912
[3]	Novelis Corp.	3.875%	8/15/31	1,218	1,050
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	1,164	1,090
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	1,680	1,781
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	250	238
[3]	Olympus Water US Holding Corp.	7.250%	6/15/31	2,380	2,416
[3]	Owens Corning	3.500%	2/15/30	30	28
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,080	1,074
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	1,139	1,110
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	1,415	1,353
[3]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	525	521
[3]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	135	135
[3]	Sealed Air Corp.	4.000%	12/1/27	275	263
[3]	Sealed Air Corp.	5.000%	4/15/29	255	245
[3]	Sealed Air Corp.	6.875%	7/15/33	55	57
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	395	396
[3]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	290	299
[4]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,300
[3]	SNF Group SACA	3.125%	3/15/27	630	594
[3]	SNF Group SACA	3.375%	3/15/30	260	228
[3]	Standard Building Solutions Inc	6.500%	8/15/32	275	276
[3]	Standard Industries Inc.	5.000%	2/15/27	1,005	983
[3]	Standard Industries Inc.	4.750%	1/15/28	1,270	1,218
[3]	Standard Industries Inc.	4.375%	7/15/30	1,325	1,208
[3]	Standard Industries Inc.	3.375%	1/15/31	1,690	1,449
[3]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	170	180
[4]	Trivium Packaging Finance BV	3.750%	8/15/26	750	769
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	480	492
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	1,300	1,282
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	300	299
[3]	Tronox Inc.	4.625%	3/15/29	1,310	1,176
[3]	Windsor Holdings III LLC	8.500%	6/15/30	1,150	1,209
11

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WR Grace Holdings LLC	5.625%	8/15/29	730	672
[3]	WR Grace Holdings LLC	7.375%	3/1/31	280	286
					70,794
Real Estate (1.5%)
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	680	732
	Hudson Pacific Properties LP	3.950%	11/1/27	210	182
	Hudson Pacific Properties LP	5.950%	2/15/28	275	235
	Hudson Pacific Properties LP	4.650%	4/1/29	365	275
	Hudson Pacific Properties LP	3.250%	1/15/30	350	238
[3]	Iron Mountain Inc.	4.875%	9/15/27	1,070	1,043
[3]	Iron Mountain Inc.	5.250%	3/15/28	15	15
[3]	Iron Mountain Inc.	5.000%	7/15/28	130	125
[3]	Iron Mountain Inc.	7.000%	2/15/29	1,080	1,104
[3]	Iron Mountain Inc.	4.875%	9/15/29	2,009	1,904
[3]	Iron Mountain Inc.	5.250%	7/15/30	810	773
[3]	Iron Mountain Inc.	4.500%	2/15/31	303	277
[3]	Iron Mountain Inc.	5.625%	7/15/32	265	253
[3]	Iron Mountain Inc.	6.250%	1/15/33	700	698
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	13	12
	MPT Operating Partnership LP / MPT Finance Corp.	5.250%	8/1/26	125	115
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	90	65
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	460	292
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	350	355
[3]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	125	123
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	315	316
	SBA Communications Corp.	3.875%	2/15/27	385	368
	SBA Communications Corp.	3.125%	2/1/29	370	334
	Service Properties Trust	5.500%	12/15/27	295	276
	Service Properties Trust	8.375%	6/15/29	725	701
[3]	XHR LP	4.875%	6/1/29	180	170
[3]	XHR LP	6.625%	5/15/30	190	191
					11,172
Technology (6.6%)
[3]	Amentum Holdings Inc.	7.250%	8/1/32	1,075	1,084
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	3,033	2,883
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	345	334
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	160	158
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	570	578
[3]	Cloud Software Group Inc.	6.500%	3/31/29	1,885	1,850
[3]	Cloud Software Group Inc.	9.000%	9/30/29	160	162
[3]	Cloud Software Group Inc.	8.250%	6/30/32	2,685	2,768
[3]	Coherent Corp.	5.000%	12/15/29	1,775	1,693
	Cotiviti Corp.	7.625%	4/30/31	245	246
[3]	Diebold Nixdorf Inc.	7.750%	3/31/30	180	185
[3]	Ellucian Holdings Inc.	6.500%	12/1/29	370	371
[3]	Entegris Inc.	4.375%	4/15/28	1,845	1,765
[3]	Entegris Inc.	4.750%	4/15/29	1,060	1,015
[3]	Entegris Inc.	3.625%	5/1/29	570	517
[3]	Entegris Inc.	5.950%	6/15/30	600	594
[3]	Fortress Intermediate 3 Inc.	7.500%	6/1/31	1,325	1,350
[3]	Gen Digital Inc.	5.000%	4/15/25	3,035	3,030
[3]	Imola Merger Corp.	4.750%	5/15/29	5,240	4,979
[3]	McAfee Corp.	7.375%	2/15/30	2,920	2,841
[3]	NCR Atleos Corp.	9.500%	4/1/29	1,480	1,601
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,334
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,588
[3]	Open Text Corp.	3.875%	2/15/28	1,998	1,876
[3]	Open Text Corp.	3.875%	12/1/29	1,475	1,337
[3]	Open Text Holdings Inc.	4.125%	2/15/30	1,580	1,435
[3]	Open Text Holdings Inc.	4.125%	12/1/31	390	345
[3]	PTC Inc.	3.625%	2/15/25	435	434
[3]	PTC Inc.	4.000%	2/15/28	385	365
[3]	Rocket Software Inc.	9.000%	11/28/28	1,580	1,631
[3]	SS&C Technologies Inc.	5.500%	9/30/27	4,020	3,975
[3]	UKG Inc.	6.875%	2/1/31	2,925	2,968
	Western Digital Corp.	4.750%	2/15/26	404	400
	Western Digital Corp.	2.850%	2/1/29	95	85
					48,777
12

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utilities (1.9%)
[3]	Alpha Generation LLC	6.750%	10/15/32	100	99
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	186	185
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	1,865	1,801
[3]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	545	524
[3]	Calpine Corp.	4.500%	2/15/28	713	684
[3]	Calpine Corp.	5.125%	3/15/28	125	121
[3]	Calpine Corp.	4.625%	2/1/29	335	316
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	921	881
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	2,805	2,440
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	556	474
	FirstEnergy Corp.	3.900%	7/15/27	22	21
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	1,940	1,856
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	875	834
[3]	NextEra Energy Operating Partners LP	7.250%	1/15/29	1,210	1,238
[3]	NRG Energy Inc.	6.250%	11/1/34	330	324
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	140	131
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	415	370
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	560	558
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	500	471
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	560	587
[3]	Vistra Operations Co. LLC	6.875%	4/15/32	275	281
					14,196
Total Corporate Bonds (Cost $656,506)					646,702
Floating Rate Loan Interests (3.5%)
[5]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	6.132%	9/23/30	194	193
[5]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.107%	9/30/31	145	146
[5]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.250%	6.588%	9/29/31	490	488
[5]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	9.339%	4/20/28	1,476	1,514
[5]	American Builders & Contractors Supply Co. Inc. Term Loan B, TSFR1M + 1.750%	6.457%	1/31/31	60	60
[5]	AmWINS Group Inc. Term Loan B, TSFR1M + 2.250%	6.731%	2/22/28	89	90
[5]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.747%	8/21/28	484	484
[5]	Asurion LLC Term Loan B-12, TSFR1M + 4.250%	8.616%	9/19/30	120	119
[5]	Asurion LLC Term Loan B-3, TSFR1M + 5.250%	9.697%	2/3/28	120	117
[5]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	7.647%	2/15/29	778	780
[5,8]	Barnes Group Inc.	—%	12/10/31	325	325
[5]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	7.683%	5/10/27	917	919
[5]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.147%	10/16/31	650	655
[5]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.7500%	7.147%	10/16/31	464	468
[5]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.500%	7.071%	1/31/31	544	547
[5]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	7.116%	7/1/31	487	489
[5]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	7.897%	7/6/29	319	314
[5]	Champ Acquisition Corp. Term Loan B, TSFR3M + 4.500%	8.839%	11/25/31	45	45
[5]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.345%	8/18/28	547	550
[5]	Cloud Software Group Inc. Term Loan B, TSFR1M + 4.000%	9.071%	3/29/29	55	55
[5]	Cloud Software Group Inc. Term Loan, TSFR3M + 3.750%	8.083%	3/24/31	255	256
[5]	Cushman & Wakefield US Borrower LLC Term Loan, PRIME + 2.250%	7.583%	1/31/30	419	418
[5]	Dun & Bradstreet Corp. Term Loan, TSFR1M + 2.250%	6.616%	1/18/29	1,143	1,143
[5]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.345%	4/23/31	1,471	1,479
[5]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.947%	7/21/28	589	589
[5]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.947%	7/21/28	189	190
[5]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.500%	8.088%	6/27/31	534	535
[5]	Frontier Communications Corp. Term Loan B, TSFR3M + 3.500%	7.745%	7/1/31	175	176
[5]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.583%	11/4/31	330	330
[5]	Grant Thornton Advisors LLC Term Loan B, TSFR1M + 3.250%	7.607%	5/30/31	329	329
[5]	Grant Thornton Advisors LLC Term Loan B, TSFR3M + 2.750%	7.083%	5/30/31	87	87
[5]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.000%	7.333%	2/18/31	849	853
[5]	HUB International Ltd. Term Loan B, TSFR3M + 2.750%	7.339%	6/20/30	1,040	1,046
[5]	IRB Hodling Corp. Term Loan B, TSFR1M + 2.500%	6.952%	12/15/27	1,373	1,373
[5]	JetBlue Airways Corp. Term Loan B, TSFR3M + 5.500%	9.838%	8/27/29	813	818
[5]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.370%	3/1/29	857	857
[5]	McAfee LLC Term Loan B, TSFR1M + 3.250%	7.607%	3/1/29	48	48
[5]	Medline Borrower LP Term Loan B, TSFR1M + 2.250%	6.583%	10/23/28	1,714	1,721
[5]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.132%	4/16/29	181	182
[5]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	6.555%	8/16/30	501	502
[5]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	8.187%	2/1/28	756	702
[5]	Raven Acquisition Holdings LLC Term Loan B, TSFR1M + 3.250%	7.620%	11/20/31	424	424
[5]	Rocket Software Inc. Term Loan B, TSFR1M + 4.250%	8.587%	11/28/28	135	136
13

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR3M + 3.000%	7.585%	7/31/31	608	612
[5]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	8.087%	10/20/27	113	114
[5]	Sophia LP Term Loan, TSFR1M + 4.750%	9.106%	11/22/32	245	249
[5]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.075%	9/30/30	164	160
[5]	Trans Union LLC Term Loan B-9, TSFR1M + 1.750%	6.197%	6/24/31	689	687
[5]	Truist Insurance Holdings LLC Term Loan B, TSFR1M + 2.750%	7.202%	5/6/31	234	234
[5]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.205%	5/6/32	587	600
[5]	UFC Holdings LLC Term Loan B, TSFR3M + 2.250%	6.606%	11/21/31	260	261
[5]	United Airlines Inc. Term Loan B, PRIME + 1.000%	6.571%	2/24/31	87	88
[5]	W.R. Grace & Co. Conn. Term Loan B, TSFR3M + 3.250%	7.555%	9/22/28	89	90
[5]	Wand NewCo 3 Inc. Term Loan B, TSFR1M + 3.250%	7.595%	1/30/31	742	745
Total Floating Rate Loan Interests (Cost $26,217)					26,392
				Shares
Temporary Cash Investments (3.4%)
Money Market Fund (1.5%)
[9]	Vanguard Market Liquidity Fund	4.466%		112,535	11,254
			Maturity Date	Face Amount ($000)
Repurchase Agreement (1.9%)
	Bank of America Securities, LLC (Dated 12/31/24, Repurchase Value $13,803,000, collateralized by U.S. Treasury Note/Bond 0.750%, 5/31/26, with a value of $14,076,000)	4.460%	1/2/25	13,800	13,800
Total Temporary Cash Investments (Cost $25,053)					25,054
Total Investments (99.5%) (Cost $746,775)					737,166
Other Assets and Liabilities—Net (0.5%)					3,796
Net Assets (100%)					740,962
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,957,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $881,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $537,710,000, representing 72.6% of net assets.
4	Face amount denominated in euro.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of December 31, 2024.
7	Face amount denominated in British pounds.
8	Represents an unsettled loan as of December 31, 2024. The coupon rate is not known until the settlement date.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Grant Thornton Advisors LLC	11	11	—	—
Raven Acquisition Holdings LLC	33	33	—	—
14

High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	110	22,617	21
5-Year U.S. Treasury Note	March 2025	209	22,218	(74)
10-Year U.S. Treasury Note	March 2025	24	2,610	(26)
Long U.S. Treasury Bond	March 2025	28	3,188	(71)
Ultra 10-Year U.S. Treasury Note	March 2025	32	3,562	(53)
Ultra Long U.S. Treasury Bond	March 2025	6	713	(24)
				(227)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(1)	(106)	—
10-Year U.S. Treasury Note	March 2025	(21)	(2,284)	21
Euro-Bobl	March 2025	(34)	(4,151)	52
Euro-Schatz	March 2025	(120)	(13,298)	56
				129
				(98)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	1/31/25	USD	17	CAD	25	—	—
Bank of America, N.A.	1/31/25	USD	22,022	EUR	21,114	124	—
JPMorgan Chase Bank, N.A.	1/31/25	USD	231	GBP	184	2	—
						126	—
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/21/29	USD	25,570	5.000	2,014	65
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
15

High Yield Bond Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $735,522)	725,912
Affiliated Issuers (Cost $11,253)	11,254
Total Investments in Securities	737,166
Investment in Vanguard	21
Cash	202
Foreign Currency, at Value (Cost $732)	733
Receivables for Investment Securities Sold	441
Receivables for Accrued Income	10,840
Receivables for Capital Shares Issued	665
Unrealized Appreciation—Floating Rate Loan Commitments	—
Variation Margin Receivable—Centrally Cleared Swap Contracts	8
Unrealized Appreciation—Forward Currency Contracts	126
Total Assets	750,202
Liabilities
Payables for Investment Securities Purchased	8,785
Payables to Investment Advisor	76
Payables for Capital Shares Redeemed	274
Payables to Vanguard	66
Unrealized Depreciation—Floating Rate Loan Commitments	—
Variation Margin Payable—Futures Contracts	39
Total Liabilities	9,240
Net Assets	740,962
At December 31, 2024, net assets consisted of:

Paid-in Capital	751,905
Total Distributable Earnings (Loss)	(10,943)
Net Assets	740,962

Net Assets
Applicable to 100,185,831 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	740,962
Net Asset Value Per Share	$7.40

See accompanying Notes, which are an integral part of the Financial Statements.
16

High Yield Bond Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest[1]	46,107
Total Income	46,107
Expenses
Investment Advisory Fees—Note B	320
The Vanguard Group—Note C
Management and Administrative	1,326
Marketing and Distribution	41
Custodian Fees	30
Auditing Fees	34
Shareholders’ Reports	31
Trustees’ Fees and Expenses	—
Other Expenses	13
Total Expenses	1,795
Expenses Paid Indirectly	(4)
Net Expenses	1,791
Net Investment Income	44,316
Realized Net Gain (Loss)
Investment Securities Sold[1]	(3,010)
Futures Contracts	(1,350)
Swap Contracts	3,505
Forward Currency Contracts	1,540
Foreign Currencies	(40)
Realized Net Gain (Loss)	645
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,242
Floating Rate Loan Commitments	—
Futures Contracts	(7)
Swap Contracts	(1,331)
Forward Currency Contracts	329
Foreign Currencies	(11)
Change in Unrealized Appreciation (Depreciation)	1,222
Net Increase (Decrease) in Net Assets Resulting from Operations	46,183
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $759,000, $2,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
17

High Yield Bond Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,316	38,958
Realized Net Gain (Loss)	645	(14,517)
Change in Unrealized Appreciation (Depreciation)	1,222	50,921
Net Increase (Decrease) in Net Assets Resulting from Operations	46,183	75,362
Distributions
Total Distributions	(41,199)	(32,915)
Capital Share Transactions
Issued	154,075	160,761
Issued in Lieu of Cash Distributions	41,199	32,915
Redeemed	(194,187)	(128,755)
Net Increase (Decrease) from Capital Share Transactions	1,087	64,921
Total Increase (Decrease)	6,071	107,368
Net Assets
Beginning of Period	734,891	627,523
End of Period	740,962	734,891

See accompanying Notes, which are an integral part of the Financial Statements.
18

High Yield Bond Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.38	$6.96	$8.06	$8.12	$8.19
Investment Operations
Net Investment Income[1]	.429	.398	.345	.337	.353
Net Realized and Unrealized Gain (Loss) on Investments	.013	.378	(1.074)	(.053)	.021
Total from Investment Operations	.442	.776	(.729)	.284	.374
Distributions
Dividends from Net Investment Income	(.422)	(.356)	(.371)	(.344)	(.444)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.422)	(.356)	(.371)	(.344)	(.444)
Net Asset Value, End of Period	$7.40	$7.38	$6.96	$8.06	$8.12
Total Return	6.30%	11.66%	-9.23%	3.68%	5.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$741	$735	$628	$779	$831
Ratio of Total Expenses to Average Net Assets	0.24%[2]	0.24%[2]	0.25%[2]	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	5.91%	5.71%	4.82%	4.22%	4.57%
Portfolio Turnover Rate	50%	43%	34%	30%	41%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24%, 0.24%, and 0.25%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
19

High Yield Bond Portfolio
Notes to Financial Statements
The High Yield Bond Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented 6% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the
20

High Yield Bond Portfolio
portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2024, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended December 31, 2024, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 4% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings
21

High Yield Bond Portfolio
may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $28,000 for the year ended December 31, 2024.
For the year ended December 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.04% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the portfolio’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
22

High Yield Bond Portfolio
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	39,018	—	39,018
Corporate Bonds	—	646,702	—	646,702
Floating Rate Loan Interests	—	26,392	—	26,392
Temporary Cash Investments	11,254	13,800	—	25,054
Total	11,254	725,912	—	737,166
Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	150	—	—	150
Forward Currency Contracts	—	126	—	126
Swap Contracts	65[1]	—	—	65
Total	215	126	—	341
Liabilities
Futures Contracts[1]	(248)	—	—	(248)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At December 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	150	—	—	150
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	65	65
Unrealized Appreciation—Forward Currency Contracts	—	126	—	126
Total Assets	150	126	65	341

Unrealized Depreciation—Futures Contracts[1]	(248)	—	—	(248)
Liabilities	(248)	—	—	(248)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(1,350)	—	—	(1,350)
Swap Contracts	—	—	3,505	3,505
Forward Currency Contracts	—	1,540	—	1,540
Realized Net Gain (Loss) on Derivatives	(1,350)	1,540	3,505	3,695
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(7)	—	—	(7)
Swap Contracts	—	—	(1,331)	(1,331)
Forward Currency Contracts	—	329	—	329
Change in Unrealized Appreciation (Depreciation) on Derivatives	(7)	329	(1,331)	(1,009)
23

High Yield Bond Portfolio
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	43,846
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(8,479)
Capital Loss Carryforwards	(46,310)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(10,943)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	41,199	32,915
Long-Term Capital Gains	—	—
Total	41,199	32,915
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, floating rate loan commitments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	745,668
Gross Unrealized Appreciation	10,911
Gross Unrealized Depreciation	(19,390)
Net Unrealized Appreciation (Depreciation)	(8,479)
H.	During the year ended December 31, 2024, the portfolio purchased $253,945,000 of investment securities and sold $248,598,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $113,651,000 and $108,703,000, respectively.
I.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	21,231	23,038
Issued in Lieu of Cash Distributions	5,877	4,905
Redeemed	(26,560)	(18,518)
Net Increase (Decrease) in Shares Outstanding	548	9,425
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
24

High Yield Bond Portfolio
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 37% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds High Yield Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds High Yield Bond Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
26

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $2,016,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690HY 022025
27

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
International Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

International Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.5%)
Australia (1.4%)
	WiseTech Global Ltd.	561,705	41,933
Austria (0.7%)
	Erste Group Bank AG	303,691	18,797
Belgium (2.5%)
*	Argenx SE	86,314	53,317
	UCB SA	70,841	14,102
	Umicore SA	577,070	5,956
			73,375
Brazil (1.7%)
*	NU Holdings Ltd. Class A	4,366,686	45,239
	Raia Drogasil SA	1,410,762	5,021
			50,260
Canada (2.5%)
*	Shopify Inc. Class A (XTSE)	463,387	49,272
	Toronto-Dominion Bank	246,345	13,115
	Canadian National Railway Co.	93,610	9,506
			71,893
China (9.0%)
	BYD Co. Ltd. Class H	1,776,500	60,424
	Tencent Holdings Ltd.	1,047,700	55,919
*	PDD Holdings Inc. ADR	526,709	51,086
*,1	Meituan Class B	2,538,192	49,351
	Contemporary Amperex Technology Co. Ltd. Class A	265,300	9,670
*,1	Wuxi Biologics Cayman Inc.	4,103,500	9,196
	Full Truck Alliance Co. Ltd. ADR	740,642	8,014
	Shenzhen Inovance Technology Co. Ltd. Class A	945,121	7,584
	Tencent Music Entertainment Group ADR	653,696	7,419
[1]	Ganfeng Lithium Group Co. Ltd. Class H	1,655,400	4,234
			262,897
Denmark (4.8%)
	Novo Nordisk A/S Class B	489,134	42,203
	DSV A/S	162,231	34,550
*	Vestas Wind Systems A/S	1,965,920	26,966
	Ambu A/S Class B	1,003,781	14,532
*	Genmab A/S	67,459	14,088
*	Zealand Pharma A/S	75,843	7,545
			139,884
France (4.3%)
	Schneider Electric SE	117,838	29,336
	Hermes International SCA	11,774	28,250
	L'Oreal SA (XPAR)	79,768	28,238
	Legrand SA	130,621	12,706
	Sanofi SA	118,477	11,517
	EssilorLuxottica SA	42,314	10,322
*	SOITEC	60,821	5,471
			125,840
Germany (4.2%)
	SAP SE	173,149	42,590
	Bayerische Motoren Werke AG (XETR)	235,042	19,224
*,1	Delivery Hero SE	573,579	16,184
	Infineon Technologies AG	465,031	15,180
	Siemens AG (Registered)	74,484	14,524
	Beiersdorf AG	89,273	11,495
*	Jumia Technologies AG ADR	477,446	1,824
			121,021
1

International Portfolio
		Shares	Market Value• ($000)
Hong Kong (1.1%)
	AIA Group Ltd.	3,791,800	27,236
	BOC Hong Kong Holdings Ltd.	1,514,500	4,836
			32,072
India (2.3%)
	HDFC Bank Ltd.	1,885,457	38,992
	Reliance Industries Ltd.	1,087,968	15,408
*	MakeMyTrip Ltd.	111,434	12,512
*,2,3	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	1,100
			68,012
Indonesia (0.4%)
	Bank Central Asia Tbk PT	20,628,100	12,364
Israel (1.3%)
*	Wix.com Ltd.	172,682	37,049
Italy (2.9%)
	Ferrari NV	134,081	57,212
	FinecoBank Banca Fineco SpA	801,773	13,993
	Prysmian SpA	202,818	12,980
	Brunello Cucinelli SpA	7,405	809
			84,994
Japan (6.7%)
	Advantest Corp.	602,500	34,257
	Mitsubishi UFJ Financial Group Inc.	2,536,500	29,613
	Sony Group Corp.	905,600	19,086
	SMC Corp.	44,200	17,164
	KDDI Corp.	453,200	14,435
	MS&AD Insurance Group Holdings Inc.	571,900	12,352
	Recruit Holdings Co. Ltd.	171,700	11,934
	ITOCHU Corp.	213,400	10,494
	FUJIFILM Holdings Corp.	462,800	9,575
	Terumo Corp.	477,500	9,218
[4]	Bridgestone Corp.	267,300	8,985
	SBI Holdings Inc.	293,000	7,359
	Daikin Industries Ltd.	42,900	5,006
	Shimano Inc.	30,900	4,156
	Kokusai Electric Corp.	223,900	2,934
			196,568
Netherlands (7.3%)
*,1	Adyen NV	61,303	91,101
	ASML Holding NV	113,999	79,849
	EXOR NV	354,365	32,486
	Heineken NV	143,243	10,209
			213,645
Norway (0.5%)
	DNB Bank ASA	524,863	10,479
*,1	AutoStore Holdings Ltd.	5,309,709	5,202
			15,681
Singapore (2.0%)
*	Sea Ltd. ADR	561,099	59,533
South Korea (2.1%)
*	Coupang Inc.	2,541,491	55,862
	Samsung SDI Co. Ltd. (XKRX)	25,662	4,242
			60,104
Spain (0.9%)
	Banco Bilbao Vizcaya Argentaria SA	1,596,269	15,619
	Iberdrola SA (XMAD)	812,827	11,201
			26,820
Sweden (6.2%)
*	Spotify Technology SA	260,979	116,757
	Atlas Copco AB Class A	3,391,513	51,760
	Kinnevik AB Class B	940,952	6,280
	Svenska Handelsbanken AB Class A	587,716	6,068
			180,865
2

International Portfolio
		Shares	Market Value• ($000)
Switzerland (3.3%)
	Roche Holding AG	83,015	23,212
	Cie Financiere Richemont SA Class A (Registered)	106,431	16,100
[1]	VAT Group AG	39,224	14,831
	Alcon AG	133,257	11,299
	Lonza Group AG (Registered)	17,939	10,588
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	932	10,339
	Temenos AG (Registered)	122,094	8,627
*	Galderma Group AG	23,099	2,567
			97,563
Taiwan (6.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	5,625,000	182,813
United Kingdom (9.0%)
*	Wise plc Class A	2,720,123	36,154
	Shell plc	987,648	30,996
	Unilever plc (XLON)	409,678	23,278
*,2,3	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	22,799
	AstraZeneca plc	113,969	14,859
	Diageo plc	461,497	14,665
	GSK plc	850,431	14,345
	RELX plc	314,445	14,247
	Rio Tinto plc	223,143	13,172
	Reckitt Benckiser Group plc	196,831	11,914
	Haleon plc	2,396,031	11,298
	National Grid plc	942,477	11,197
	Bunzl plc	226,450	9,324
*	Ocado Group plc	2,151,007	8,118
	Lloyds Banking Group plc	11,610,873	7,930
	Whitbread plc	194,735	7,168
*,4	ARM Holdings plc ADR	49,558	6,114
	Burberry Group plc	375,693	4,594
			262,172
United States (12.1%)
*	MercadoLibre Inc.	70,553	119,971
	NVIDIA Corp.	426,585	57,286
	Microsoft Corp.	111,205	46,873
*	Elastic NV	334,967	33,189
*	Moderna Inc.	373,768	15,541
*	Atlassian Corp. Ltd. Class A	56,152	13,666
*	Illumina Inc.	98,365	13,145
*	Liberty Media Corp.-Liberty Formula One Class C	129,398	11,990
	Booking Holdings Inc.	2,179	10,826
*	Lululemon Athletica Inc.	26,900	10,287
*	Tesla Inc.	23,916	9,658
*,4	Mobileye Global Inc. Class A	324,695	6,468
	Ferguson Enterprises Inc.	29,021	5,037
			353,937
Total Common Stocks (Cost $2,474,801)			2,790,092
Preferred Stock (0.6%)
	Sartorius AG Preference Shares (Cost $45,929)	74,666	16,593
3

International Portfolio
		Shares	Market Value• ($000)
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[5,6]	Vanguard Market Liquidity Fund, 4.466% (Cost $115,115)	1,151,160	115,116
Total Investments (100.0%) (Cost $2,635,845)			2,921,801
Other Assets and Liabilities—Net (0.0%)			464
Net Assets (100%)			2,922,265
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $190,099,000, representing 6.5% of net assets.
2	Restricted securities totaling $23,899,000, representing 0.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,742,000.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $8,151,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	18	5,342	(173)
MSCI EAFE Index	March 2025	466	52,833	(1,689)
MSCI Emerging Markets Index	March 2025	448	24,053	(794)
				(2,656)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	3/19/25	USD	112	CHF	97	4	—
Bank of Montreal	3/19/25	USD	1,956	EUR	1,850	34	—
UBS AG	3/19/25	USD	789	SEK	8,590	9	—
						47	—
CHF—Swiss franc.
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,520,730)	2,806,685
Affiliated Issuers (Cost $115,115)	115,116
Total Investments in Securities	2,921,801
Investment in Vanguard	79
Cash Collateral Pledged—Futures Contracts	2,678
Foreign Currency, at Value (Cost $296)	71
Receivables for Investment Securities Sold	1,183
Receivables for Accrued Income	7,613
Receivables for Capital Shares Issued	887
Unrealized Appreciation—Forward Currency Contracts	47
Other Assets	48
Total Assets	2,934,407
Liabilities
Due to Custodian	64
Payables for Investment Securities Purchased	394
Collateral for Securities on Loan	8,151
Payables to Investment Advisor	922
Payables for Capital Shares Redeemed	919
Payables to Vanguard	491
Variation Margin Payable—Futures Contracts	146
Deferred Foreign Capital Gains Taxes	1,055
Total Liabilities	12,142
Net Assets	2,922,265
1 Includes $7,742,000 of securities on loan.
At December 31, 2024, net assets consisted of:

Paid-in Capital	2,439,754
Total Distributable Earnings (Loss)	482,511
Net Assets	2,922,265

Net Assets
Applicable to 114,172,214 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,922,265
Net Asset Value Per Share	$25.60

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	32,230
Non-Cash Dividends	2,564
Interest[2]	3,984
Securities Lending—Net	146
Total Income	38,924
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,698
Performance Adjustment	(1,018)
The Vanguard Group—Note C
Management and Administrative	5,374
Marketing and Distribution	141
Custodian Fees	183
Auditing Fees	43
Shareholders’ Reports	22
Trustees’ Fees and Expenses	2
Other Expenses	49
Total Expenses	9,494
Expenses Paid Indirectly	(5)
Net Expenses	9,489
Net Investment Income	29,435
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	189,033
Futures Contracts	1,416
Forward Currency Contracts	144
Foreign Currencies	(801)
Realized Net Gain (Loss)	189,792
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	51,490
Futures Contracts	(5,890)
Forward Currency Contracts	47
Foreign Currencies	(392)
Change in Unrealized Appreciation (Depreciation)	45,255
Net Increase (Decrease) in Net Assets Resulting from Operations	264,482
1	Dividends are net of foreign withholding taxes of $3,400,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $3,847,000, ($63,000), and $13,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $1,192,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,254,000).

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,435	35,896
Realized Net Gain (Loss)	189,792	96,241
Change in Unrealized Appreciation (Depreciation)	45,255	273,921
Net Increase (Decrease) in Net Assets Resulting from Operations	264,482	406,058
Distributions
Total Distributions	(137,100)	(145,551)
Capital Share Transactions
Issued	252,901	239,518
Issued in Lieu of Cash Distributions	137,100	145,551
Redeemed	(614,195)	(463,843)
Net Increase (Decrease) from Capital Share Transactions	(224,194)	(78,774)
Total Increase (Decrease)	(96,812)	181,733
Net Assets
Beginning of Period	3,019,077	2,837,344
End of Period	2,922,265	3,019,077

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.57	$22.52	$39.70	$43.57	$29.00
Investment Operations
Net Investment Income[1]	.247	.287	.269	.345	.158
Net Realized and Unrealized Gain (Loss) on Investments	1.929	2.937	(11.155)	(1.007)	15.535
Total from Investment Operations	2.176	3.224	(10.886)	(.662)	15.693
Distributions
Dividends from Net Investment Income	(.314)	(.372)	(.398)	(.123)	(.397)
Distributions from Realized Capital Gains	(.832)	(.802)	(5.896)	(3.085)	(.726)
Total Distributions	(1.146)	(1.174)	(6.294)	(3.208)	(1.123)
Net Asset Value, End of Period	$25.60	$24.57	$22.52	$39.70	$43.57
Total Return	9.01%	14.65%	-30.12%	-1.54%	57.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,922	$3,019	$2,837	$4,247	$5,897
Ratio of Total Expenses to Average Net Assets[2]	0.31%[3]	0.33%	0.41%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	0.97%	1.21%	1.06%	0.81%	0.49%
Portfolio Turnover Rate	22%	15%	17%	21%[4]	22%
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.02%), 0.06%, 0.04%, and 0.04%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Notes to Financial Statements
The International Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2024, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9

International Portfolio
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the portfolio as described below.
For the year ended December 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $1,018,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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International Portfolio
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $79,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the portfolio’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	471,069	5,021	—	476,090
Common Stocks—Other	356,170	1,933,933	23,899	2,314,002
Preferred Stock	—	16,593	—	16,593
Temporary Cash Investments	115,116	—	—	115,116
Total	942,355	1,955,547	23,899	2,921,801
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	47	—	47
Liabilities
Futures Contracts[1]	(2,656)	—	—	(2,656)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures is performed by the valuation designee under the oversight of the board. The valuation designee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. A summary of valuation decisions made by the valuation designee is reported to the board on a quarterly basis for review. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.
The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2024. Transfers, if any, into or out of Level 3 are recognized based on values as of the beginning of the period.
Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)
Balance as of December 31, 2023	31,398
Transfers into Level 3	—
Transfers out of Level 3	—
Change in Unrealized Appreciation (Depreciation)	(7,499)
Balance as of December 31, 2024	23,899
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024, was ($7,499,000).
The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of December 31, 2024.
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International Portfolio
Security Type	Fair Value at 12/31/2024 ($000)	Valuation Technique	Unobservable Input	Range (Weighted Avg.)
Common Stocks	22,799	Market Comparables	EV/LTM Revenue Liquidity Discount	1.51-9.37 (3.65) 10%
	1,100	Market Comparables	EV/LTM Revenue Liquidity Discount Index Return	1.19-14.81 (7.00) 10% -13.1%
Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at December 31, 2024.
F.	At December 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	47	47
Total Assets	—	47	47

Unrealized Depreciation—Futures Contracts[1]	(2,656)	—	(2,656)
Total Liabilities	(2,656)	—	(2,656)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,416	—	1,416
Forward Currency Contracts	—	144	144
Realized Net Gain (Loss) on Derivatives	1,416	144	1,560
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(5,890)	—	(5,890)
Forward Currency Contracts	—	47	47
Change in Unrealized Appreciation (Depreciation) on Derivatives	(5,890)	47	(5,843)
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	44,555
Undistributed Long-Term Gains	158,082
Net Unrealized Gains (Losses)	279,874
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	482,511
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International Portfolio
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	46,494	46,115
Long-Term Capital Gains	90,606	99,436
Total	137,100	145,551
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,640,497
Gross Unrealized Appreciation	787,858
Gross Unrealized Depreciation	(506,554)
Net Unrealized Appreciation (Depreciation)	281,304
H.	During the year ended December 31, 2024, the portfolio purchased $636,725,000 of investment securities and sold $992,016,000 of investment securities, other than temporary cash investments.
I.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	9,948	10,085
Issued in Lieu of Cash Distributions	5,533	6,306
Redeemed	(24,203)	(19,480)
Net Increase (Decrease) in Shares Outstanding	(8,722)	(3,089)
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 32% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds International Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds International Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $1,723,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $90,606,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio designates to shareholders foreign source income of $37,900,000 and foreign taxes paid of $4,504,000.
Q690I 022025
15

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Money Market Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Money Market Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The portfolio’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (37.3%)
[2]	Fannie Mae Discount Notes	4.374%–4.375%	1/21/25	1,189	1,186
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.375%	1/2/25	300	300
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	4.380%	1/2/25	10,000	10,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	4.380%	1/2/25	131	131
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	4.380%	1/2/25	100	100
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.410%	1/2/25	1,400	1,400
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.410%	1/2/25	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.410%	1/2/25	814	814
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.410%	1/2/25	604	604
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.410%	1/2/25	400	400
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	4.415%	1/2/25	500	500
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.150%	4.520%	1/2/25	2,150	2,151
	Federal Home Loan Banks	4.625%	1/3/25	25,000	24,991
	Federal Home Loan Banks	4.625%	1/3/25	2,895	2,894
	Federal Home Loan Banks	4.375%	3/6/25	5,800	5,796
	Federal Home Loan Banks	4.375%	3/6/25	3,615	3,613
	Federal Home Loan Banks	4.375%	3/6/25	3,605	3,603
	Federal Home Loan Banks	4.375%	3/6/25	3,595	3,593
	Federal Home Loan Banks	4.250%	3/13/25	7,165	7,161
	Federal Home Loan Banks	4.000%	3/13/25	2,855	2,854
	Federal Home Loan Banks	4.250%	3/24/25	3,405	3,404
	Federal Home Loan Banks	4.125%	3/27/25	2,860	2,858
	Federal Home Loan Banks	4.000%	3/27/25	2,855	2,854
	Federal Home Loan Banks	4.250%	3/27/25	2,835	2,834
	Federal Home Loan Banks	4.250%	3/27/25	2,835	2,834
	Federal Home Loan Banks	4.000%	3/27/25	2,800	2,799
	Federal Home Loan Banks Discount Notes	4.305%–4.321%	1/2/25	1,901	1,901
	Federal Home Loan Banks Discount Notes	4.531%–4.716%	1/3/25	3,515	3,514
	Federal Home Loan Banks Discount Notes	4.323%	1/7/25	307	307
	Federal Home Loan Banks Discount Notes	4.590%–4.647%	1/8/25	3,681	3,678
	Federal Home Loan Banks Discount Notes	4.499%–4.688%	1/10/25	6,137	6,130
	Federal Home Loan Banks Discount Notes	4.354%–4.667%	1/15/25	4,452	4,444
	Federal Home Loan Banks Discount Notes	4.509%	1/22/25	6,155	6,139
	Federal Home Loan Banks Discount Notes	4.333%	1/23/25	815	813
	Federal Home Loan Banks Discount Notes	4.433%	1/24/25	1,855	1,850
	Federal Home Loan Banks Discount Notes	4.508%	1/28/25	2,835	2,825
	Federal Home Loan Banks Discount Notes	4.418%–4.496%	1/29/25	2,103	2,096
	Federal Home Loan Banks Discount Notes	4.336%–4.644%	1/31/25	3,015	3,004
	Federal Home Loan Banks Discount Notes	4.465%–4.524%	2/3/25	2,386	2,376
	Federal Home Loan Banks Discount Notes	4.466%–4.525%	2/4/25	4,177	4,160
	Federal Home Loan Banks Discount Notes	4.410%–4.529%	2/5/25	2,126	2,117
	Federal Home Loan Banks Discount Notes	4.121%–4.561%	2/7/25	12,590	12,534
	Federal Home Loan Banks Discount Notes	4.638%	2/10/25	2,200	2,189
	Federal Home Loan Banks Discount Notes	4.318%–4.562%	2/12/25	12,864	12,797
	Federal Home Loan Banks Discount Notes	4.588%–4.593%	2/14/25	591	588
	Federal Home Loan Banks Discount Notes	4.580%	2/18/25	4,896	4,867
	Federal Home Loan Banks Discount Notes	4.478%	2/28/25	923	916
	Federal Home Loan Banks Discount Notes	4.447%–4.495%	3/5/25	1,520	1,508
	Federal Home Loan Banks Discount Notes	4.494%–4.499%	3/12/25	960	952
	Federal Home Loan Banks Discount Notes	4.504%	3/21/25	610	604
	Federal Home Loan Banks Discount Notes	4.488%	3/28/25	369	365
	Federal Home Loan Banks Discount Notes	4.240%	4/2/25	530	524
	Federal Home Loan Banks Discount Notes	4.444%	4/3/25	1,427	1,411
	Federal Home Loan Banks Discount Notes	4.449%	4/11/25	1,427	1,410
	Federal Home Loan Banks Discount Notes	4.441%	4/16/25	3,670	3,624
	Federal Home Loan Banks Discount Notes	4.430%	4/23/25	1,223	1,207
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.365%	1/2/25	4,700	4,700
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.365%	1/2/25	3,500	3,500
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.365%	1/2/25	2,000	2,000
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.365%	1/2/25	1,800	1,800
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.365%	1/2/25	1,200	1,200
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.365%	1/2/25	1,200	1,200
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.365%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.365%	1/2/25	400	400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	5,100	5,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	4,700	4,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	3,685	3,685
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	3,400	3,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	2,400	2,400
1

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	2,400	2,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	2,400	2,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	2,400	2,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	2,300	2,300
[3,4]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	1,400	1,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	800	800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	800	800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	700	700
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	400	400
[3,4]	Federal Home Loan Banks, SOFR + 0.000%	4.370%	1/2/25	200	200
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	5,000	5,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	4,900	4,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	4,800	4,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	4,500	4,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	3,500	3,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	2,405	2,405
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	2,400	2,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	2,300	2,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	2,300	2,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,800	1,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,800	1,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,800	1,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,800	1,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,800	1,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,400	1,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,400	1,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,100	1,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	800	800
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	725	725
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	700	700
[3,4]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	595	595
[3,4]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	575	575
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.375%	1/2/25	120	120
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	5,830	5,830
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	4,105	4,105
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	4,070	4,070
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	3,600	3,600
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	3,400	3,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	2,300	2,300
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	2,240	2,240
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	2,225	2,225
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	2,200	2,200
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	2,000	2,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	1,800	1,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	1,800	1,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	1,800	1,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	1,600	1,600
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	1,465	1,465
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	1,400	1,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	1,210	1,210
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	800	800
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	700	700
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	700	700
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	700	700
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.380%	1/2/25	400	400
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.385%	1/2/25	4,200	4,200
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.385%	1/2/25	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.385%	1/2/25	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.385%	1/2/25	2,900	2,900
2

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.385%	1/2/25	1,500	1,500
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.385%	1/2/25	700	700
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.385%	1/2/25	620	620
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.390%	1/2/25	2,915	2,915
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.390%	1/2/25	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.390%	1/2/25	700	700
[3]	Federal Home Loan Banks, SOFR + 0.025%	4.395%	1/2/25	1,800	1,800
[3]	Federal Home Loan Banks, SOFR + 0.025%	4.395%	1/2/25	1,400	1,400
[3]	Federal Home Loan Banks, SOFR + 0.070%	4.440%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR + 0.135%	4.505%	1/2/25	2,110	2,111
[3]	Federal Home Loan Banks, SOFR + 0.150%	4.385%	1/2/25	8,205	8,205
[3]	Federal Home Loan Banks, SOFR + 0.150%	4.385%	1/2/25	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.150%	4.385%	1/2/25	2,000	2,000
[3]	Federal Home Loan Banks, SOFR + 0.150%	4.385%	1/2/25	2,000	2,000
[3]	Federal Home Loan Banks, SOFR + 0.150%	4.385%	1/2/25	2,000	2,000
[3]	Federal Home Loan Banks, SOFR + 0.150%	4.385%	1/2/25	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.150%	4.385%	1/2/25	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.150%	4.385%	1/2/25	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.150%	4.385%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR + 0.160%	4.530%	1/2/25	3,200	3,202
[3]	Federal Home Loan Banks, SOFR + 0.190%	4.560%	1/2/25	1,400	1,400
[3]	Federal Home Loan Banks, SOFR + 0.200%	4.390%	1/2/25	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.250%	4.395%	1/2/25	10,000	10,000
[3]	Federal Home Loan Banks, SOFR + 0.250%	4.395%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR + 0.250%	4.395%	1/2/25	600	600
[3]	Federal Home Loan Banks, SOFR + 0.250%	4.395%	1/2/25	415	415
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	4.510%	1/2/25	406	406
[2]	Freddie Mac Discount Notes	4.473%–4.558%	1/21/25	4,245	4,234
[2]	Freddie Mac Discount Notes	4.229%–4.586%	1/22/25	5,571	5,556
[2]	Freddie Mac Discount Notes	4.074%	2/24/25	5,726	5,688
[2]	Freddie Mac Discount Notes	4.332%	3/12/25	211	209
Total U.S. Government Agency Debt (Cost $458,835)					458,835
U.S. Treasury Debt (22.2%)
	United States Treasury Bill	4.468%	1/2/25	5,000	4,999
	United States Treasury Bill	4.209%–4.718%	1/7/25	22,000	21,983
	United States Treasury Bill	4.280%	1/16/25	11,418	11,397
	United States Treasury Bill	4.141%–4.531%	1/28/25	51,282	51,110
	United States Treasury Bill	4.076%–4.320%	2/4/25	34,181	34,039
	United States Treasury Bill	4.339%	2/11/25	13,209	13,142
	United States Treasury Bill	4.061%	2/13/25	18,000	17,910
	United States Treasury Bill	4.770%	3/6/25	16,000	15,868
	United States Treasury Bill	4.267%	3/13/25	12,000	11,898
	United States Treasury Bill	4.207%–4.366%	3/27/25	15,900	15,741
	United States Treasury Bill	4.377%–4.379%	4/17/25	12,000	11,849
[4]	United States Treasury Bill	4.212%–4.213%	7/3/25	10,214	10,001
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	4.401%	1/2/25	1,294	1,293
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	4.426%	1/2/25	2,000	2,000
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	4.445%	1/2/25	581	581
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	4.446%	1/2/25	3,904	3,903
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	4.458%	1/2/25	11,260	11,256
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	4.476%	1/2/25	6,000	6,001
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	4.521%	1/2/25	6,026	6,028
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	9,759	9,746
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	8,672	8,667
	United States Treasury Note/Bond	3.875%	4/30/25	2,346	2,342
	United States Treasury Note/Bond	4.055%	4/30/25	720	711
	United States Treasury Note/Bond	2.875%	4/30/25	528	526
Total U.S. Treasury Debt (Cost $272,991)					272,991
U.S. Treasury Repurchase Agreements (43.0%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 12/31/24, Repurchase Value $5,001,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.500%, 10/15/26–2/15/40, with a value of $5,100,000)	4.450%	1/2/25	5,000	5,000
	Banco Santander SA (Dated 12/31/24, Repurchase Value $7,002,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–0.875%, 1/15/26–7/15/31, and U.S. Treasury Note/Bond 4.000%, 2/15/34, with a value of $7,140,000)	4.450%	1/2/25	7,000	7,000
	Bank of Montreal (Dated 12/31/24, Repurchase Value $1,000,000, collateralized by U.S. Treasury Note/Bond 3.000%, 5/15/47, with a value of $1,020,000)	4.450%	1/2/25	1,000	1,000
	Bank of Montreal (Dated 12/11/24, Repurchase Value $2,006,000, collateralized by U.S. Treasury Note/Bond 2.250%–3.000%, 8/15/46–5/15/47, with a value of $2,040,000)	4.470%	1/6/25	2,000	2,000
	Bank of Montreal (Dated 11/21/24, Repurchase Value $2,018,000, collateralized by U.S. Treasury Note/Bond 3.000%, 5/15/47, with a value of $2,040,000)	4.550%	1/30/25	2,000	2,000
	Bank of Nova Scotia (Dated 12/31/24, Repurchase Value $6,001,000, collateralized by U.S. Treasury Bill 0.000%, 3/20/25, U.S. Treasury Inflation Indexed Note 1.625%, 10/15/29, and U.S. Treasury Note/Bond 1.125%–5.000%, 1/31/25–2/15/46, with a value of $6,120,000)	4.450%	1/2/25	6,000	6,000
	Barclays Bank plc (Dated 12/31/24, Repurchase Value $2,000,000, collateralized by U.S. Treasury Note/Bond 3.875%–4.000%, 5/15/43–11/15/52, with a value of $2,040,000)	4.450%	1/2/25	2,000	2,000
3

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Barclays Bank plc (Dated 12/19/24, Repurchase Value $3,015,000, collateralized by U.S. Treasury Bill 0.000%, 5/29/25, and U.S. Treasury Note/Bond 1.125%–4.250%, 5/31/30–8/15/50, with a value of $3,060,000)	4.300%	1/30/25	3,000	3,000
BNP Paribas Fortis SA (Dated 12/23/24, Repurchase Value $5,019,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–1.625%, 10/15/27–1/15/31, with a value of $5,100,000)	4.320%	1/23/25	5,000	5,000
BNP Paribas Fortis SA (Dated 12/30/24, Repurchase Value $11,041,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–0.250%, 2/15/50–2/15/51, and U.S. Treasury Note/Bond 2.750%–4.458%, 7/31/26–5/31/29, with a value of $11,220,000)	4.310%	1/30/25	11,000	11,000
BNP Paribas Fortis SA (Dated 12/19/24, Repurchase Value $1,007,000, collateralized by U.S. Treasury Inflation Indexed Note 0.250%–1.625%, 10/15/27–2/15/50, and U.S. Treasury Note/Bond 1.625%–4.125%, 6/15/26–11/15/50, with a value of $1,020,000)	4.330%	2/19/25	1,000	1,000
Canadian Imperial Bank of Commerce (Dated 12/5/24, Repurchase Value $1,004,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–0.625%, 4/15/25–1/15/28, and U.S. Treasury Note/Bond 1.500%–2.625%, 1/31/26–2/15/41, with a value of $1,020,000)	4.530%	1/6/25	1,000	1,000
Canadian Imperial Bank of Commerce (Dated 12/23/24, Repurchase Value $2,007,000, collateralized by U.S. Treasury Bill 0.000%, 4/15/25–5/22/25, U.S. Treasury Inflation Indexed Note 0.375%–2.375%, 1/15/26–1/15/33, and U.S. Treasury Note/Bond 0.625%–4.625%, 6/30/26–5/15/44, with a value of $2,040,000)	4.310%	1/23/25	2,000	2,000
Canadian Imperial Bank of Commerce (Dated 12/19/24, Repurchase Value $11,055,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–1.875%, 1/15/26–7/15/34, and U.S. Treasury Note/Bond 0.625%–3.875%, 1/15/26–5/15/48, with a value of $11,220,000)	4.300%	1/30/25	11,000	11,000
Canadian Imperial Bank of Commerce (Dated 12/5/24, Repurchase Value $5,039,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.375%, 4/15/25–7/15/32, and U.S. Treasury Note/Bond 1.125%–4.625%, 1/31/26–2/15/46, with a value of $5,100,000)	4.490%	2/5/25	5,000	5,000
Citigroup Global Markets Ltd. (Dated 12/26/24, Repurchase Value $14,012,000, collateralized by U.S. Treasury Note/Bond 0.625%, 12/31/27, with a value of $14,280,000)	4.520%	1/2/25	14,000	14,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/31/24, Repurchase Value $3,001,000, collateralized by U.S. Treasury Note/Bond 2.250%, 8/15/27, with a value of $3,060,000)	4.450%	1/2/25	3,000	3,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/31/24, Repurchase Value $2,000,000, collateralized by U.S. Treasury Note/Bond 2.250%, 8/15/27, with a value of $2,040,000)	4.450%	1/2/25	2,000	2,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/31/24, Repurchase Value $3,003,000, collateralized by U.S. Treasury Note/Bond 2.250%, 8/15/27, with a value of $3,060,000)	4.390%	1/7/25	3,000	3,000
Deutsche Bank AG (Dated 12/31/24, Repurchase Value $7,002,000, collateralized by U.S. Treasury Note/Bond 0.000%, 3/6/25, with a value of $7,142,000)	4.450%	1/2/25	7,000	7,000
Federal Reserve Bank of New York (Dated 12/31/24, Repurchase Value $274,065,000, collateralized by U.S. Treasury Note/Bond 0.625%–3.875%, 11/15/29–8/15/40, with a value of $274,065,000)	4.250%	1/2/25	274,000	274,000
Fixed Income Clearing Corp. - Northern Trust (Dated 12/31/24, Repurchase Value $12,003,000, collateralized by U.S. Treasury Note/Bond 4.750%, 11/15/53, with a value of $12,240,000)	4.450%	1/2/25	12,000	12,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 12/31/24, Repurchase Value $44,011,000, collateralized by U.S. Treasury Note/Bond 3.625%, 3/31/30, with a value of $45,100,000)	4.460%	1/2/25	44,000	44,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 12/31/24, Repurchase Value $28,007,000, collateralized by U.S. Treasury Inflation Indexed Note 0.750%, 7/15/28, with a value of $28,560,000)	4.450%	1/2/25	28,000	28,000
Goldman Sachs & Co. (Dated 12/26/24, Repurchase Value $5,004,000, collateralized by U.S. Treasury Inflation Indexed Note 0.875%–2.375%, 1/15/25–1/15/29, and U.S. Treasury Note/Bond 3.500%–3.625%, 2/15/39–5/15/53, with a value of $5,100,000)	4.520%	1/2/25	5,000	5,000
Goldman Sachs & Co. (Dated 12/27/24, Repurchase Value $7,006,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.250%, 2/29/28–2/15/54, with a value of $7,140,000)	4.470%	1/3/25	7,000	7,000
HSBC Securities USA Inc. (Dated 12/31/24, Repurchase Value $3,001,000, collateralized by U.S. Treasury Bill 0.000%, 3/25/25–4/17/25, with a value of $3,060,000)	4.450%	1/2/25	3,000	3,000
JP Morgan Securities, LLC (Dated 12/31/24, Repurchase Value $1,000,000, collateralized by U.S. Treasury Bill 0.000%, 1/2/25, U.S. Treasury Inflation Indexed Note 0.125%, 4/15/27, and U.S. Treasury Note/Bond 1.125%–3.875%, 3/31/25–2/15/31, with a value of $1,020,000)	4.450%	1/2/25	1,000	1,000
Nomura Securities International Inc. (Dated 12/31/24, Repurchase Value $2,000,000, collateralized by U.S. Treasury Inflation Indexed Note 0.750%, 2/15/45, and U.S. Treasury Note/Bond 4.250%, 12/31/26, with a value of $2,040,000)	4.450%	1/2/25	2,000	2,000
RBC Dominion Securities Inc. (Dated 12/31/24, Repurchase Value $2,000,000, collateralized by U.S. Treasury Bill 0.000%, 4/22/25, U.S. Treasury Inflation Indexed Note 0.250%–2.125%, 1/15/29–2/15/54, and U.S. Treasury Note/Bond 1.250%–4.250%, 12/31/27–2/28/29, with a value of $2,040,000)	4.450%	1/2/25	2,000	2,000
RBC Dominion Securities Inc. (Dated 12/19/24, Repurchase Value $3,015,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 1/15/27–7/15/32, and U.S. Treasury Note/Bond 0.500%–4.125%, 12/31/25–8/15/53, with a value of $3,060,000)	4.300%	1/30/25	3,000	3,000
Royal Bank of Canada (Dated 12/19/24, Repurchase Value $9,042,000, collateralized by U.S. Treasury Note/Bond 3.875%, 12/31/27, with a value of $9,180,000)	4.300%	1/27/25	9,000	9,000
Royal Bank of Canada (Dated 12/19/24, Repurchase Value $9,043,000, collateralized by U.S. Treasury Note/Bond 3.875%, 12/31/27, with a value of $9,180,000)	4.300%	1/28/25	9,000	9,000
4

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Royal Bank of Canada (Dated 12/19/24, Repurchase Value $3,015,000, collateralized by U.S. Treasury Note/Bond 3.875%, 12/31/27, with a value of $3,060,000)	4.300%	1/30/25	3,000	3,000
SMBC Nikko Securities America (Dated 12/31/24, Repurchase Value $4,001,000, collateralized by U.S. Treasury Bill 0.000%, 1/30/25, and U.S. Treasury Note/Bond 1.375%–5.375%, 3/15/25–5/15/54, with a value of $4,080,000)	4.450%	1/2/25	4,000	4,000
Societe Generale SA (Dated 12/31/24, Repurchase Value $6,001,000, collateralized by U.S. Treasury Note/Bond 1.875%, 11/15/51, with a value of $6,120,000)	4.450%	1/2/25	6,000	6,000
Standard Chartered Bank (Dated 12/31/24, Repurchase Value $6,001,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–0.875%, 10/15/25–1/15/30, and U.S. Treasury Note/Bond 0.250%–5.250%, 8/15/25–11/15/54, with a value of $6,122,000)	4.450%	1/2/25	6,000	6,000
Sumitomo Mitsui Banking Corp. (Dated 12/31/24, Repurchase Value $12,003,000, collateralized by U.S. Treasury Note/Bond 3.375%, 9/15/27, with a value of $12,240,000)	4.450%	1/2/25	12,000	12,000
TD Securities (USA) LLC (Dated 12/31/24, Repurchase Value $2,000,000, collateralized by U.S. Treasury Note/Bond 4.500%–4.625%, 11/15/25–9/30/30, with a value of $2,040,000)	4.450%	1/2/25	2,000	2,000
Truist Bank (Dated 12/17/24, Repurchase Value $3,013,000, collateralized by U.S. Treasury Note/Bond 3.125%–4.500%, 8/15/25–12/31/30, with a value of $3,060,000)	4.380%	1/21/25	3,000	3,000
Truist Bank (Dated 12/18/24, Repurchase Value $2,008,000, collateralized by U.S. Treasury Note/Bond 1.625%–4.500%, 9/15/25–2/15/29, with a value of $2,040,000)	4.370%	1/22/25	2,000	2,000
Total U.S. Treasury Repurchase Agreements (Cost $530,000)				530,000
Total Investments (102.5%) (Cost $1,261,826)				1,261,826
Other Assets and Liabilities—Net (-2.5%)				(30,278)
Net Assets (100%)				1,231,548
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of December 31, 2024.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Money Market Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $731,826)	731,826
Repurchase Agreements (Cost $530,000)	530,000
Total Investments in Securities	1,261,826
Investment in Vanguard	33
Cash	1
Receivables for Accrued Income	3,123
Receivables for Capital Shares Issued	544
Total Assets	1,265,527
Liabilities
Payables for Investment Securities Purchased	33,309
Payables for Capital Shares Redeemed	588
Payables to Vanguard	82
Total Liabilities	33,979
Net Assets	1,231,548
At December 31, 2024, net assets consisted of:

Paid-in Capital	1,231,475
Total Distributable Earnings (Loss)	73
Net Assets	1,231,548

Net Assets
Applicable to 1,231,076,127 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,231,548
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
6

Money Market Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest	64,347
Total Income	64,347
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8
Management and Administrative	1,506
Marketing and Distribution	83
Custodian Fees	181
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	30
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,849
Expenses Paid Indirectly	(1)
Net Expenses	1,848
Net Investment Income	62,499
Realized Net Gain (Loss) on Investment Securities Sold	40
Net Increase (Decrease) in Net Assets Resulting from Operations	62,539

See accompanying Notes, which are an integral part of the Financial Statements.
7

Money Market Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,499	60,503
Realized Net Gain (Loss)	40	32
Net Increase (Decrease) in Net Assets Resulting from Operations	62,539	60,535
Distributions
Total Distributions	(62,498)	(60,515)
Capital Share Transactions (at $1.00 per share)
Issued	315,435	344,390
Issued in Lieu of Cash Distributions	62,478	60,510
Redeemed	(363,674)	(404,634)
Net Increase (Decrease) from Capital Share Transactions	14,239	266
Total Increase (Decrease)	14,280	286
Net Assets
Beginning of Period	1,217,268	1,216,982
End of Period	1,231,548	1,217,268

See accompanying Notes, which are an integral part of the Financial Statements.
8

Money Market Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0507	.0494	.0154	.0001	.005
Net Realized and Unrealized Gain (Loss) on Investments	—	—	(.0004)	—	—
Total from Investment Operations	.0507	.0494	.0150	.0001	.005
Distributions
Dividends from Net Investment Income	(.0507)	(.0494)	(.0150)	(.0001)	(.005)
Distributions from Realized Capital Gains	—	(.0000)[2]	(.0000)[2]	—	—
Total Distributions	(.0507)	(.0494)	(.0150)	(.0001)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	5.19%	5.05%	1.51%	0.02%	0.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,232	$1,217	$1,217	$1,106	$1,301
Ratio of Expenses to Average Net Assets[3]	0.15%[4]	0.15%[4]	0.14%[4]	0.07%	0.15%
Ratio of Net Investment Income to Average Net Assets	5.07%	4.94%	1.54%	0.01%	0.49%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The portfolio is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2022, 0.15% for 2021 and 0.15% for 2020. For the years ended December 31,2024 and 2023, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.15%, and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Money Market Portfolio
Notes to Financial Statements
The Money Market Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $33,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the portfolio’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
10

Money Market Portfolio
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences, if any, will reverse at some time in the future. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	73
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	73
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	62,498	60,515
Long-Term Capital Gains	—	—
Total	62,498	60,515
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,261,826
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 86% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
11

Money Market Portfolio
G.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
H.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Money Market Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $37,598,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690MM 022025
14

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Short-Term Investment-Grade Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	45
Tax information	46

Short-Term Investment-Grade Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (15.1%)
U.S. Government Securities (15.1%)
	United States Treasury Note/Bond	4.625%	3/15/26	13,800	13,858
	United States Treasury Note/Bond	4.500%	3/31/26	2,000	2,006
	United States Treasury Note/Bond	3.750%	4/15/26	3,251	3,230
	United States Treasury Note/Bond	0.750%	4/30/26	13,319	12,722
	United States Treasury Note/Bond	4.875%	4/30/26	11,000	11,086
	United States Treasury Note/Bond	4.625%	6/30/26	14,765	14,846
	United States Treasury Note/Bond	4.500%	7/15/26	15,500	15,556
	United States Treasury Note/Bond	4.375%	7/31/26	20,900	20,939
[1,2]	United States Treasury Note/Bond	4.375%	8/15/26	32,954	33,016
	United States Treasury Note/Bond	3.750%	8/31/26	800	794
	United States Treasury Note/Bond	4.125%	10/31/26	2,500	2,495
	United States Treasury Note/Bond	4.000%	1/15/27	3,991	3,972
	United States Treasury Note/Bond	4.125%	2/15/27	2,700	2,693
	United States Treasury Note/Bond	1.875%	2/28/27	2,700	2,569
	United States Treasury Note/Bond	4.500%	4/15/27	10,732	10,787
	United States Treasury Note/Bond	2.750%	4/30/27	1,800	1,740
	United States Treasury Note/Bond	4.500%	5/15/27	10,882	10,938
	United States Treasury Note/Bond	2.625%	5/31/27	10,788	10,387
	United States Treasury Note/Bond	4.375%	7/15/27	4,878	4,892
	United States Treasury Note/Bond	0.375%	7/31/27	5,000	4,528
	United States Treasury Note/Bond	2.750%	7/31/27	8,000	7,706
	United States Treasury Note/Bond	3.750%	8/15/27	13,000	12,837
	United States Treasury Note/Bond	3.875%	10/15/27	8,000	7,918
	United States Treasury Note/Bond	0.500%	10/31/27	12,300	11,070
	United States Treasury Note/Bond	4.125%	10/31/27	4,974	4,955
	United States Treasury Note/Bond	0.625%	11/30/27	6,742	6,072
	United States Treasury Note/Bond	0.625%	12/31/27	10,000	8,981
	United States Treasury Note/Bond	3.875%	12/31/27	4,000	3,956
	United States Treasury Note/Bond	0.750%	1/31/28	12,223	10,982
	United States Treasury Note/Bond	4.000%	2/29/28	910	902
	United States Treasury Note/Bond	1.250%	4/30/28	10,000	9,056
	United States Treasury Note/Bond	3.500%	4/30/28	7,716	7,523
	United States Treasury Note/Bond	1.250%	5/31/28	10,500	9,484
	United States Treasury Note/Bond	3.625%	5/31/28	10,000	9,781
	United States Treasury Note/Bond	4.375%	8/31/28	30,200	30,233
	United States Treasury Note/Bond	1.250%	9/30/28	36,277	32,423
Total U.S. Government and Agency Obligations (Cost $358,092)					356,933
Asset-Backed/Commercial Mortgage-Backed Securities (5.4%)
[3,4]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	250	255
[4]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	200	201
[3,4]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	200	204
[4]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	140	141
[3,4]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	130	133
[3,4]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	140	145
[3,4]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	140	141
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	271	271
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	196	198
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	233	233
[3,4]	American Heritage Auto Receivables Trust Class A4 Series 2024-1	5.070%	6/17/30	200	200
[3,4]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	83	83
[3,4]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	99
[4]	AmeriCredit Automobile Receivables Trust Class B Series 2024-1	5.380%	6/18/29	920	931
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	400	411
[3,4]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/41	750	715
[3,4]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/41	490	461
[3,4,5]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	200	192
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	110	112
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	100	102
1

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	510	529
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	990	1,004
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	410	413
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-1A	5.850%	6/20/30	240	242
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	240	240
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	120	121
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/29	200	201
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	100	101
[4,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.334%	9/15/48	40	36
[4,5]	Banc of America Funding Trust Class 2A2 Series 2006-H	5.204%	9/20/46	57	46
[4]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	360	324
[4]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	820	738
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	145
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	29
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	400	376
[4,5]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	60	59
[4]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	130	124
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	259
[3,4]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	130	132
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	107
[4]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/57	1,460	1,494
[4]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	1,200	1,221
[4]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	440	414
[4]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	120	110
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	160	161
[3,4]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/28	180	182
[3,4]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/29	210	213
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	131	129
[4]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	630	649
[4]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/57	220	221
[4]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	560	545
[4,5]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	450	464
[4,5]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.275%	5/25/47	77	69
[4,5]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.535%	10/25/36	73	63
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	290	291
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/57	500	514
[4,5]	Benchmark Mortgage Trust Class A3 Series 2024-V8	6.189%	7/15/57	710	738
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	97
[4,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	560	537
[4]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	270	240
[4]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	700	715
[4,5]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	350	368
[4,5]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/57	220	224
[3,4,5]	BPR Trust Class A Series 2023-BRK2	6.899%	10/5/38	200	206
[3,4]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	430	388
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	510	504
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	230	230
[3,4,5]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.948%	10/16/28	180	180
[4]	CarMax Auto Owner Trust Class A3 Series 2024-4	4.600%	10/15/29	1,630	1,630
[4]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	320	319
[4]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/30	100	100
[4]	Carmax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/30	100	101
[4]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/30	110	110
[4]	Carmax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/31	70	70
[4]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/31	90	89
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	280
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	607	584
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	90
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	104
[4,5]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	210	199
[4,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	90	85
[4,5]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	160	152
[4,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	29
[4,5]	CD Mortgage Trust Class C Series 2018-CD7	4.842%	8/15/51	90	80
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	100
[3,4]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	250	252
[3,4]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	70	71
[3,4]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/30	170	171
[3,4]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/30	280	281
[3,4]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	70	71
2

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/30	110	110
[3,4]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/30	300	299
[3,4]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/30	160	155
[3,4]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	100	100
[3,4]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/31	350	350
[4]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	840	839
[4,5]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.969%	3/20/36	54	48
[4,5]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.409%	2/25/47	63	54
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	58
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	315	312
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	195	187
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	210	204
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/72	600	547
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	140	126
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.575%	9/10/58	100	83
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.254%	9/15/50	50	43
[4,5]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.229%	7/25/37	32	28
[3,4]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	150	151
[3,4]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/49	913	908
[3,4]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	25	24
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/52	60	54
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	119
[4,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.362%	8/15/48	140	119
[3,4]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/49	246	237
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	124
[4]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	460	388
[3,4]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/30	100	100
[3,4]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/30	100	100
[3,4]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/31	100	100
[3,4]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	110	112
[3,4]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	50	50
[3,4]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/49	720	667
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	480	484
[4]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	710	705
[4]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	560	563
[4]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/32	760	752
[4]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/32	1,110	1,090
[3,4,5]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.483%	10/25/56	108	108
[3,4]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	52	51
[3,4]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/31	170	171
[3,4]	Enterprise Fleet Financing LLC Class A4 Series 2024-4	4.700%	6/20/31	490	487
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.569%	5/25/44	193	193
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	5.719%	9/25/44	606	608
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.269%	7/25/43	70	70
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.619%	1/25/44	924	924
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.669%	2/25/44	116	116
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	5.569%	7/25/44	586	586
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.510%	9/25/43	301	303
[4,5]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	4.272%	11/25/36	31	19
[4,5]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	5.191%	1/25/37	67	35
[4]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	150	152
[4]	First National Master Note Trust Class A Series 2024-1	5.340%	5/15/30	840	848
[4,5]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	50	51
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	170	171
[4]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	400	408
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	1,200	1,205
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	360	367
[3,4]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	1,380	1,382
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	280	283
[3,4]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	204
[4]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	440	451
[3,4]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	530	534
[4]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	300	303
[4]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/30	630	633
[4]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/30	800	784
[4]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/30	160	160
[3,4]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	229
[3,4]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	192
[4]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	490	506
[3,4]	Ford Credit Floorplan Master Owner Trust A Class A Series 2024-4	4.400%	9/15/31	1,550	1,522
3

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/29	490	483
[3,4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/31	200	195
[3,4]	Ford Credit Floorplan Master Owner Trust Class A Series 2024-2	5.240%	4/15/31	1,050	1,069
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	1,080	1,085
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	1,270	1,287
[3,4]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/29	620	626
[3,4]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/31	430	435
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	6.419%	11/25/43	160	161
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.919%	2/25/44	575	579
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	5.819%	5/25/44	886	890
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.619%	10/25/44	133	133
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	5.819%	3/25/44	508	510
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	5.819%	8/25/44	947	951
[4]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	180	182
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	210	212
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	550	546
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	250	251
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	50	50
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	90	91
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/29	130	132
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/30	300	304
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/30	100	99
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	200	202
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	340	344
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	390	404
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	710	716
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	56
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	150	155
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	210	210
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	94
[4,5]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	4.255%	11/19/35	7	6
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	300	306
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	1,470	1,483
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	280	282
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/31	120	120
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/29	260	260
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	410	388
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2024-2	5.020%	5/15/31	400	403
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	72
[4,5]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	10
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	190
[4,5]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	100	96
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	169	152
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	230	199
[4,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.440%	9/10/47	410	317
[4,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.637%	10/10/48	110	83
[3,4]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/29	420	422
[3,4]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/29	260	262
[3,4]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	290	272
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	2,640	2,627
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	350	353
[4]	Honda Auto Receivables Owner Trust Class A4 series 2024-4	4.350%	12/16/30	200	198
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	130	131
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	240	241
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	290	293
[3,4]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	310	313
[3,4]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/32	210	212
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	253	256
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	532	533
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-C	4.620%	4/17/28	390	390
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	200	203
[4]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/29	790	796
[4]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	540	556
[4]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	290	291
[4]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/30	250	251
[4]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/31	100	99
[4]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	240	242
[4]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/31	470	471
[4]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/32	270	267
[3,4,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	15	14
4

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	265
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	240
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	194
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	10
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	152
[3,4]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	140	141
[3,4]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/29	200	198
[3,4]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/29	120	121
[3,4]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/30	220	218
[3,4]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/29	70	71
[3,4]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/30	180	178
[3,4]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/31	60	61
[3,4]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/32	120	118
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2024-1A	5.220%	2/17/32	410	413
[3,4]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	310	313
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	7.268%	7/25/33	3	3
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	6.353%	2/25/33	3	3
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	72
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.981%	7/15/46	70	58
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	85	83
[3,4]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	175	154
[4,5]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	220	214
[4]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	150	137
[4,5]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.548%	6/25/36	30	29
[3,4]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	199	183
[3,4]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	73	72
[3,4,5]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	6.298%	3/15/72	65	66
[3,4]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	190	192
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/29	670	667
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	170	171
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2024-B	4.350%	9/15/31	210	208
[3,4]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	350	353
[3,4]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	107	102
[3,4]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	96	95
[3,4]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	339	315
[3,4]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	289	269
[3,4]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/41	440	402
[3,4]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/41	1,250	1,146
[3,4]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/29	420	382
[3,4]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	96
[3,4]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	99
[4,5]	RFMSI Trust Class 2A1 Series 2006-SA2	5.684%	8/25/36	114	80
[4,5]	RFMSI Trust Class 2A1 Series 2006-SA3	6.395%	9/25/36	36	20
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	214	216
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	250	252
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/33	250	249
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/28	890	889
[4]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	330	336
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	850	864
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	890	902
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/29	480	481
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	600	597
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	90	90
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	260	268
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/30	180	181
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/30	330	336
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/30	950	963
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/31	2,000	1,985
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/31	360	370
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/31	1,010	1,027
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/32	1,600	1,584
[3,4]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	460	463
[3,4]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	210	212
[3,4]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	210	213
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	50	51
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/30	140	140
[3,4]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/30	160	162
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	160	162
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/30	190	192
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/31	270	268
5

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	220	222
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/32	220	223
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/32	440	435
[3,4]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	59	58
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	154	152
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	224	221
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	26	25
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	19	19
[3,4]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/54	1,780	1,802
[4]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	1,140	1,162
[4]	Synchrony Card Funding LLC Class A Series 2024-A1	5.040%	3/15/30	1,380	1,391
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	120	122
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	190	192
[3,4]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	190	192
[3,4]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/49	963	959
[3,4]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	540	439
[3,4]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/36	720	731
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	1,350	1,346
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	330	326
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	440	446
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	350	349
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/30	200	198
[3,4]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/27	790	799
[3,4]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/41	600	578
[3,4]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/41	240	231
[3,4]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/54	618	622
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	210	202
[3,4]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	19	19
[3,4]	USAA Auto Owner Trust Class A4 Series 2024-A	4.970%	12/17/29	180	181
[3,4]	Vegas Trust Class A Series 2024-TI	5.518%	11/10/39	290	291
[3,4]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	130	133
[3,4]	Verizon Master Trust Class A Series 2024-2	4.830%	12/22/31	1,900	1,906
[3,4]	Verizon Master Trust Class A Series 2024-5	5.000%	6/21/32	950	959
[3,4]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	380	379
[3,4]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/32	810	821
[3,4]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	470	467
[3,4]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/32	230	231
[3,4]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/32	270	261
[4]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/30	270	270
[4,5]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	6.566%	9/25/33	4	4
[4,5]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	6.346%	1/25/33	2	2
[4,5]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	6.707%	8/25/33	2	2
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	192
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	114
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	72
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	73
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	210	204
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	87
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	580	568
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/52	70	68
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	19	18
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	134
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.541%	9/15/58	115	106
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	74
[4,5]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	7.395%	10/25/36	35	32
[3,4]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/49	205	193
[4]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/29	4,960	4,926
[3,4,5]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	708	650
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	50	49
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	217	193
[4,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	54
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	270	275
[4]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	300	300
[4]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	360	360
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	140	136
[4]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	180	181
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	490	496
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $129,053)					128,287
6

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (75.8%)
Communications (5.0%)
[3]	AMC Networks Inc.	10.250%	1/15/29	45	48
	AppLovin Corp.	5.125%	12/1/29	2,010	2,003
	AT&T Inc.	3.875%	1/15/26	400	396
	AT&T Inc.	1.700%	3/25/26	7,684	7,414
	AT&T Inc.	2.950%	7/15/26	860	838
	AT&T Inc.	2.300%	6/1/27	3,066	2,894
	AT&T Inc.	1.650%	2/1/28	1,590	1,445
	AT&T Inc.	4.100%	2/15/28	1,770	1,731
[7]	AT&T Inc.	1.600%	5/19/28	900	893
	AT&T Inc.	4.350%	3/1/29	847	829
[7]	Booking Holdings Inc.	3.500%	3/1/29	300	318
	British Telecommunications plc	5.125%	12/4/28	870	872
[3]	British Telecommunications plc	3.250%	11/8/29	1,222	1,123
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	120	115
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	80	73
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	15	13
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	5,481	5,585
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	1,830	1,743
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	690	667
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	3,181	2,804
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	1,228	1,204
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	615	627
	Comcast Corp.	2.350%	1/15/27	1,782	1,703
	Comcast Corp.	3.150%	2/15/28	1,141	1,086
	Comcast Corp.	3.550%	5/1/28	1,440	1,382
	Comcast Corp.	4.150%	10/15/28	185	180
	Comcast Corp.	5.100%	6/1/29	1,320	1,332
[3]	CSC Holdings LLC	11.750%	1/31/29	40	39
[3]	CSC Holdings LLC	4.125%	12/1/30	70	50
[3]	CSC Holdings LLC	4.500%	11/15/31	70	51
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	44	43
	Discovery Communications LLC	4.900%	3/11/26	1,345	1,342
	Discovery Communications LLC	3.950%	3/20/28	860	814
[3]	DISH Network Corp.	11.750%	11/15/27	106	112
	Expedia Group Inc.	4.625%	8/1/27	2,811	2,799
	Fox Corp.	4.709%	1/25/29	1,760	1,739
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	80	79
[3]	Level 3 Financing Inc.	10.000%	10/15/32	38	38
	Meta Platforms Inc.	4.300%	8/15/29	662	653
[3]	Midcontinent Communications	8.000%	8/15/32	170	174
	Netflix Inc.	4.875%	4/15/28	2,852	2,863
	Netflix Inc.	5.875%	11/15/28	7,005	7,255
[7]	Netflix Inc.	3.875%	11/15/29	400	430
[3]	News Corp.	3.875%	5/15/29	150	139
[3]	Nexstar Media Inc.	5.625%	7/15/27	90	88
[3]	NTT Finance Corp.	1.162%	4/3/26	3,360	3,216
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,060	1,045
	Paramount Global	2.900%	1/15/27	651	622
	Paramount Global	3.375%	2/15/28	110	104
	Paramount Global	3.700%	6/1/28	265	250
	Paramount Global	4.200%	6/1/29	250	236
	Paramount Global	6.375%	3/30/62	80	77
	Rogers Communications Inc.	3.200%	3/15/27	1,505	1,454
	Rogers Communications Inc.	5.000%	2/15/29	3,040	3,021
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	15	11
[3]	Scripps Escrow Inc.	5.875%	7/15/27	60	48
	Sprint Capital Corp.	6.875%	11/15/28	4,820	5,113
	Sprint LLC	7.625%	3/1/26	1,110	1,135
	Take-Two Interactive Software Inc.	3.700%	4/14/27	990	966
	Take-Two Interactive Software Inc.	4.950%	3/28/28	900	899
	TCI Communications Inc.	7.125%	2/15/28	37	40
	Telefonica Emisiones SA	4.103%	3/8/27	2,576	2,535
	T-Mobile USA Inc.	1.500%	2/15/26	1,690	1,630
	T-Mobile USA Inc.	2.250%	2/15/26	1,595	1,550
	T-Mobile USA Inc.	2.625%	4/15/26	160	156
	T-Mobile USA Inc.	3.750%	4/15/27	5,127	5,008
	T-Mobile USA Inc.	2.050%	2/15/28	795	730
7

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	4.950%	3/15/28	2,422	2,422
	T-Mobile USA Inc.	4.800%	7/15/28	775	771
	T-Mobile USA Inc.	4.850%	1/15/29	2,630	2,616
	T-Mobile USA Inc.	3.375%	4/15/29	1,406	1,313
[7]	T-Mobile USA Inc.	3.550%	5/8/29	300	318
	T-Mobile USA Inc.	4.200%	10/1/29	2,015	1,949
	Uber Technologies Inc.	4.300%	1/15/30	6,275	6,072
[3]	Univision Communications Inc.	8.000%	8/15/28	10	10
[3]	Univision Communications Inc.	7.375%	6/30/30	10	10
[3]	Univision Communications Inc.	8.500%	7/31/31	320	314
	Verizon Communications Inc.	3.000%	3/22/27	2,075	2,004
	Verizon Communications Inc.	2.100%	3/22/28	4,312	3,964
	Verizon Communications Inc.	4.329%	9/21/28	600	589
	Verizon Communications Inc.	4.016%	12/3/29	3,616	3,470
	Warnermedia Holdings Inc.	3.755%	3/15/27	4,414	4,252
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,107	1,030
[3]	Windstream Services LLC / Windstream Escrow Finance Corp.	8.250%	10/1/31	15	16
					118,992
Consumer Discretionary (5.3%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	125	118
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	15	15
	American Honda Finance Corp.	4.950%	1/9/26	1,360	1,362
	American Honda Finance Corp.	4.900%	7/9/27	1,875	1,882
	American Honda Finance Corp.	4.450%	10/22/27	1,250	1,241
[7]	American Honda Finance Corp.	3.750%	10/25/27	1,000	1,059
[7]	American Honda Finance Corp.	0.300%	7/7/28	300	282
	American Honda Finance Corp.	4.400%	9/5/29	2,695	2,621
	Asbury Automotive Group Inc.	4.500%	3/1/28	15	14
	AutoZone Inc.	3.750%	6/1/27	500	488
	AutoZone Inc.	4.500%	2/1/28	2,040	2,021
	AutoZone Inc.	6.250%	11/1/28	600	627
	AutoZone Inc.	3.750%	4/18/29	970	925
	AutoZone Inc.	5.100%	7/15/29	1,275	1,281
[7]	Ayvens SA	4.375%	11/23/26	300	318
[7]	Ayvens SA	3.875%	2/22/27	200	211
[7]	Ayvens SA	3.875%	1/24/28	600	635
[7]	Ayvens SA	4.875%	10/6/28	500	546
[3]	Belron UK Finance plc	5.750%	10/15/29	60	60
[3]	BMW US Capital LLC	1.250%	8/12/26	1,038	984
[3]	BMW US Capital LLC	3.450%	4/1/27	275	267
[3]	BMW US Capital LLC	4.600%	8/13/27	1,290	1,283
	BorgWarner Inc.	4.950%	8/15/29	450	447
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	25	25
[3]	Champ Acquisition Corp.	8.375%	12/1/31	15	15
[3]	Churchill Downs Inc.	5.500%	4/1/27	45	44
[3]	Churchill Downs Inc.	4.750%	1/15/28	90	87
	Dana Inc.	5.625%	6/15/28	35	35
	eBay Inc.	1.400%	5/10/26	1,500	1,435
	eBay Inc.	5.950%	11/22/27	945	976
[3]	ERAC USA Finance LLC	3.300%	12/1/26	100	97
[3]	ERAC USA Finance LLC	4.600%	5/1/28	770	764
[3]	ERAC USA Finance LLC	5.000%	2/15/29	1,448	1,452
	Ford Motor Co.	6.625%	10/1/28	710	737
	Ford Motor Credit Co. LLC	6.950%	3/6/26	1,390	1,414
	Ford Motor Credit Co. LLC	6.950%	6/10/26	260	266
	Ford Motor Credit Co. LLC	2.700%	8/10/26	380	365
	Ford Motor Credit Co. LLC	5.125%	11/5/26	2,695	2,693
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	196
	Ford Motor Credit Co. LLC	5.800%	3/5/27	2,535	2,557
	Ford Motor Credit Co. LLC	5.850%	5/17/27	1,285	1,298
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,395	1,383
	Ford Motor Credit Co. LLC	4.125%	8/17/27	1,120	1,084
	Ford Motor Credit Co. LLC	3.815%	11/2/27	235	225
	Ford Motor Credit Co. LLC	7.350%	11/4/27	2,350	2,459
	Ford Motor Credit Co. LLC	2.900%	2/16/28	400	369
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,025	1,059
	Ford Motor Credit Co. LLC	6.798%	11/7/28	1,765	1,829
	Ford Motor Credit Co. LLC	5.800%	3/8/29	570	570
	Ford Motor Credit Co. LLC	5.113%	5/3/29	420	409
8

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	5.303%	9/6/29	2,695	2,641
	General Motors Financial Co. Inc.	1.250%	1/8/26	6,100	5,876
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,720	1,725
	General Motors Financial Co. Inc.	5.400%	4/6/26	1,960	1,971
	General Motors Financial Co. Inc.	1.500%	6/10/26	405	386
	General Motors Financial Co. Inc.	4.000%	10/6/26	792	781
	General Motors Financial Co. Inc.	4.350%	1/17/27	820	810
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,135	1,075
	General Motors Financial Co. Inc.	5.000%	4/9/27	2,226	2,227
	General Motors Financial Co. Inc.	5.400%	5/8/27	2,275	2,299
	General Motors Financial Co. Inc.	5.350%	7/15/27	1,670	1,686
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,985	1,875
	General Motors Financial Co. Inc.	6.000%	1/9/28	670	688
	General Motors Financial Co. Inc.	2.400%	4/10/28	870	799
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,865	1,691
	General Motors Financial Co. Inc.	5.800%	1/7/29	1,330	1,357
	General Motors Financial Co. Inc.	4.300%	4/6/29	885	854
	General Motors Financial Co. Inc.	4.900%	10/6/29	3,080	3,032
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	275	253
[7]	Harley-Davidson Financial Services Inc.	5.125%	4/5/26	300	317
[3]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	2,144	2,035
[3]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	260
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	50	50
	Home Depot Inc.	3.900%	12/6/28	540	526
	Home Depot Inc.	4.750%	6/25/29	1,670	1,673
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,860	1,777
	Hyatt Hotels Corp.	5.250%	6/30/29	1,310	1,311
	Lennar Corp.	5.250%	6/1/26	1,755	1,763
[3]	Lithia Motors Inc.	4.625%	12/15/27	95	92
[3]	Live Nation Entertainment Inc.	6.500%	5/15/27	320	323
	Lowe's Cos. Inc.	4.800%	4/1/26	2,800	2,805
	Lowe's Cos. Inc.	3.350%	4/1/27	1,020	991
	Lowe's Cos. Inc.	1.300%	4/15/28	708	633
	Lowe's Cos. Inc.	1.700%	9/15/28	355	317
	Marriott International Inc.	3.125%	6/15/26	190	186
	Marriott International Inc.	5.000%	10/15/27	850	856
	Marriott International Inc.	4.875%	5/15/29	710	707
	McDonald's Corp.	3.500%	7/1/27	900	877
[3]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	560	539
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	1,735	1,737
[3]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	960	967
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	2,190	2,174
[3]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	2,415	2,417
	MGM Resorts International	6.125%	9/15/29	170	170
	Mohawk Industries Inc.	5.850%	9/18/28	450	463
[3]	NCL Corp. Ltd.	5.875%	2/15/27	38	38
	Newell Brands Inc.	5.700%	4/1/26	18	18
	Newell Brands Inc.	6.375%	9/15/27	105	106
	Newell Brands Inc.	6.625%	9/15/29	91	93
	Newell Brands Inc.	7.000%	4/1/46	35	33
	O'Reilly Automotive Inc.	5.750%	11/20/26	950	966
	Ross Stores Inc.	0.875%	4/15/26	865	824
[3]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	35	34
	Starbucks Corp.	2.000%	3/12/27	116	110
	Tapestry Inc.	5.100%	3/11/30	560	554
	Toll Brothers Finance Corp.	3.800%	11/1/29	262	247
	Toyota Motor Credit Corp.	5.000%	3/19/27	1,965	1,982
	Toyota Motor Credit Corp.	3.050%	3/22/27	4,445	4,302
	Toyota Motor Credit Corp.	4.550%	9/20/27	2,640	2,638
	Toyota Motor Credit Corp.	4.350%	10/8/27	2,335	2,319
	Toyota Motor Credit Corp.	4.625%	1/12/28	1,073	1,071
	Toyota Motor Credit Corp.	1.900%	4/6/28	892	816
	Toyota Motor Credit Corp.	4.650%	1/5/29	1,170	1,163
	Toyota Motor Credit Corp.	5.050%	5/16/29	2,175	2,191
	Toyota Motor Credit Corp.	4.550%	8/9/29	720	710
[3]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	1,495	1,508
[3]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	300	305
[3]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	1,125	1,130
[7]	Volkswagen International Finance NV	3.875%	Perpetual	200	202
[7]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,900	1,891
9

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wayfair LLC	7.250%	10/31/29	20	20
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	175	166
					125,959
Consumer Staples (4.1%)
[3]	7-Eleven Inc.	0.950%	2/10/26	2,300	2,200
	Altria Group Inc.	4.400%	2/14/26	1,089	1,084
	Altria Group Inc.	2.625%	9/16/26	1,000	966
	Altria Group Inc.	6.200%	11/1/28	380	395
	Altria Group Inc.	4.800%	2/14/29	321	317
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	560	560
	BAT Capital Corp.	3.215%	9/6/26	3,527	3,437
	BAT Capital Corp.	4.700%	4/2/27	3,335	3,321
	BAT Capital Corp.	3.557%	8/15/27	297	287
	BAT Capital Corp.	2.259%	3/25/28	2,920	2,683
	BAT Capital Corp.	3.462%	9/6/29	520	484
	BAT International Finance plc	1.668%	3/25/26	5,326	5,126
	BAT International Finance plc	4.448%	3/16/28	2,155	2,119
	BAT International Finance plc	5.931%	2/2/29	7,525	7,748
[7]	British American Tobacco plc	3.000%	Perpetual	800	812
	Campbell's Co.	5.300%	3/20/26	1,080	1,087
	Campbell's Co.	5.200%	3/19/27	3,480	3,513
	Campbell's Co.	4.150%	3/15/28	1,090	1,063
	Campbell's Co.	5.200%	3/21/29	1,245	1,255
	Cencosud SA	4.375%	7/17/27	400	390
[7]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	400	402
	Conagra Brands Inc.	5.300%	10/1/26	1,265	1,277
	Conagra Brands Inc.	1.375%	11/1/27	592	538
	Constellation Brands Inc.	3.700%	12/6/26	200	197
	Constellation Brands Inc.	3.500%	5/9/27	915	889
	Constellation Brands Inc.	4.350%	5/9/27	1,770	1,752
	Diageo Capital plc	5.300%	10/24/27	1,640	1,668
	Dollar General Corp.	4.625%	11/1/27	1,250	1,241
[3]	Energizer Holdings Inc.	4.750%	6/15/28	135	129
	General Mills Inc.	4.875%	1/30/30	1,710	1,699
	Haleon US Capital LLC	3.375%	3/24/27	726	705
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.125%	2/1/28	490	487
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	170	176
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,610	2,587
	Keurig Dr Pepper Inc.	3.950%	4/15/29	375	360
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	350	349
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	586
	Kraft Heinz Foods Co.	3.875%	5/15/27	2,779	2,723
	Kroger Co.	3.500%	2/1/26	1,470	1,451
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	150	146
[7]	Louis Dreyfus Co. Finance BV	1.625%	4/28/28	381	376
[3]	Mars Inc.	4.550%	4/20/28	1,610	1,594
	McCormick & Co. Inc.	3.400%	8/15/27	600	581
	Molson Coors Beverage Co.	3.000%	7/15/26	1,095	1,068
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,873
	Mondelez International Inc.	2.625%	3/17/27	970	928
	Mondelez International Inc.	4.750%	2/20/29	1,870	1,863
[3]	Performance Food Group Inc.	5.500%	10/15/27	95	94
	Philip Morris International Inc.	4.875%	2/13/26	3,080	3,089
	Philip Morris International Inc.	2.750%	2/25/26	500	489
	Philip Morris International Inc.	0.875%	5/1/26	1,150	1,095
	Philip Morris International Inc.	4.750%	2/12/27	1,255	1,258
	Philip Morris International Inc.	4.375%	11/1/27	1,265	1,254
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,698
	Philip Morris International Inc.	4.875%	2/15/28	3,555	3,562
	Philip Morris International Inc.	3.125%	3/2/28	1,057	1,005
	Philip Morris International Inc.	5.250%	9/7/28	1,980	2,008
	Philip Morris International Inc.	4.875%	2/13/29	3,400	3,397
	Philip Morris International Inc.	3.375%	8/15/29	435	408
	Philip Morris International Inc.	4.625%	11/1/29	2,460	2,426
	Philip Morris International Inc.	5.625%	11/17/29	205	211
	Sysco Corp.	3.250%	7/15/27	1,140	1,100
[7]	Tesco Corporate Treasury Services plc	0.375%	7/27/29	400	367
	Tyson Foods Inc.	4.000%	3/1/26	1,865	1,851
	Tyson Foods Inc.	3.550%	6/2/27	2,000	1,941
10

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	US Foods Inc.	6.875%	9/15/28	90	92
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	55	54
					95,891
Energy (6.0%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	35	35
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	762
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	1,955	1,885
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	270	276
	Boardwalk Pipelines LP	4.800%	5/3/29	255	251
	BP Capital Markets America Inc.	3.017%	1/16/27	1,085	1,052
	BP Capital Markets America Inc.	3.937%	9/21/28	1,260	1,221
	BP Capital Markets America Inc.	4.234%	11/6/28	465	455
[7]	BP Capital Markets BV	3.773%	5/12/30	200	213
	BP Capital Markets plc	3.279%	9/19/27	1,722	1,664
	BP Capital Markets plc	3.723%	11/28/28	640	615
[7]	BP Capital Markets plc	3.625%	Perpetual	100	102
	Canadian Natural Resources Ltd.	3.850%	6/1/27	4,001	3,914
	Cenovus Energy Inc.	4.250%	4/15/27	32	32
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,070	2,081
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	2,364	2,219
	Cheniere Energy Inc.	4.625%	10/15/28	3,355	3,289
[3]	Civitas Resources Inc.	8.375%	7/1/28	130	135
[3]	Continental Resources Inc.	2.268%	11/15/26	1,000	947
	Coterra Energy Inc.	3.900%	5/15/27	512	500
	DCP Midstream Operating LP	5.625%	7/15/27	58	59
	DCP Midstream Operating LP	5.125%	5/15/29	2,731	2,733
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	50	52
	Diamondback Energy Inc.	3.250%	12/1/26	2,295	2,234
	Diamondback Energy Inc.	5.200%	4/18/27	1,635	1,651
	Diamondback Energy Inc.	3.500%	12/1/29	3,189	2,967
[3]	DT Midstream Inc.	4.125%	6/15/29	60	56
	Ecopetrol SA	8.625%	1/19/29	190	201
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	198
	Enbridge Inc.	1.600%	10/4/26	900	852
	Enbridge Inc.	5.900%	11/15/26	1,910	1,947
	Enbridge Inc.	4.250%	12/1/26	1,265	1,254
	Enbridge Inc.	5.250%	4/5/27	1,120	1,133
	Enbridge Inc.	3.700%	7/15/27	1,340	1,307
	Enbridge Inc.	6.000%	11/15/28	1,495	1,547
	Enbridge Inc.	5.300%	4/5/29	2,675	2,702
	Enbridge Inc.	3.125%	11/15/29	1,035	948
	Energy Transfer LP	3.900%	7/15/26	392	387
	Energy Transfer LP	6.050%	12/1/26	2,070	2,115
	Energy Transfer LP	4.400%	3/15/27	4,440	4,397
	Energy Transfer LP	5.500%	6/1/27	2,980	3,019
	Energy Transfer LP	4.000%	10/1/27	741	724
	Energy Transfer LP	5.550%	2/15/28	1,663	1,689
	Energy Transfer LP	4.950%	5/15/28	2,355	2,351
	Energy Transfer LP	4.950%	6/15/28	379	378
	Energy Transfer LP	6.100%	12/1/28	1,250	1,298
	Energy Transfer LP	5.250%	4/15/29	3,940	3,954
	Energy Transfer LP	5.250%	7/1/29	1,690	1,698
	Energy Transfer LP	4.150%	9/15/29	2,640	2,532
[3]	EnLink Midstream LLC	5.625%	1/15/28	970	979
	EnLink Midstream LLC	5.375%	6/1/29	790	789
[3]	EQM Midstream Partners LP	7.500%	6/1/27	105	107
[3]	EQT Corp.	3.125%	5/15/26	50	49
	EQT Corp.	3.900%	10/1/27	2,101	2,041
	EQT Corp.	5.000%	1/15/29	20	20
[7]	Equinor ASA	1.250%	2/17/27	400	402
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	20	20
[3]	Helmerich & Payne Inc.	4.650%	12/1/27	965	953
[3]	Helmerich & Payne Inc.	4.850%	12/1/29	565	547
	Hess Corp.	7.875%	10/1/29	480	534
[3]	Hess Midstream Operations LP	6.500%	6/1/29	75	76
	Kinder Morgan Inc.	1.750%	11/15/26	1,250	1,185
	Kinder Morgan Inc.	5.000%	2/1/29	2,010	2,002
[3]	Kinetik Holdings LP	6.625%	12/15/28	80	82
	Marathon Petroleum Corp.	5.125%	12/15/26	2,288	2,304
11

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marathon Petroleum Corp.	3.800%	4/1/28	981	947
	MPLX LP	1.750%	3/1/26	3,260	3,148
	MPLX LP	4.000%	3/15/28	540	524
[3]	Noble Finance II LLC	8.000%	4/15/30	35	35
	Occidental Petroleum Corp.	5.000%	8/1/27	965	966
	Occidental Petroleum Corp.	6.375%	9/1/28	2,805	2,896
	Occidental Petroleum Corp.	5.200%	8/1/29	1,600	1,588
	ONEOK Inc.	5.850%	1/15/26	3,196	3,225
	ONEOK Inc.	5.550%	11/1/26	960	972
	ONEOK Inc.	4.000%	7/13/27	300	295
	ONEOK Inc.	4.550%	7/15/28	295	291
	ONEOK Inc.	5.650%	11/1/28	960	980
	ONEOK Inc.	4.350%	3/15/29	2,262	2,202
	Ovintiv Inc.	5.375%	1/1/26	1,211	1,215
	Ovintiv Inc.	5.650%	5/15/28	1,445	1,464
[3]	Permian Resources Operating LLC	5.375%	1/15/26	65	64
[3]	Permian Resources Operating LLC	8.000%	4/15/27	90	92
	Pertamina Persero PT	1.400%	2/9/26	567	543
	Petrobras Global Finance BV	5.999%	1/27/28	100	100
	Petroleos Mexicanos	6.875%	8/4/26	486	478
	Petroleos Mexicanos	6.490%	1/23/27	660	639
	Petroleos Mexicanos	6.500%	3/13/27	1,245	1,203
	Petroleos Mexicanos	6.840%	1/23/30	320	291
	Petroleos Mexicanos	5.950%	1/28/31	410	346
	Phillips 66	1.300%	2/15/26	810	780
	Phillips 66	3.900%	3/15/28	360	349
	Phillips 66 Co.	4.950%	12/1/27	1,850	1,865
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,679	1,670
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	680	632
	Range Resources Corp.	8.250%	1/15/29	130	134
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	3,266	3,297
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	2,195	2,200
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,325	1,293
[3]	Schlumberger Holdings Corp.	5.000%	5/29/27	1,495	1,502
[3]	Schlumberger Holdings Corp.	5.000%	11/15/29	1,060	1,062
[8]	Southern Gas Corridor CJSC	6.875%	3/24/26	715	723
	Spectra Energy Partners LP	3.375%	10/15/26	596	582
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	265	266
	Targa Resources Corp.	5.200%	7/1/27	1,800	1,811
	Targa Resources Corp.	6.150%	3/1/29	645	669
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	129	130
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	160	164
[7]	TotalEnergies SE	2.000%	Perpetual	300	299
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	874
	TransCanada PipeLines Ltd.	4.250%	5/15/28	2,850	2,782
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,595	1,514
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,040	1,010
[3]	Transocean Inc.	8.250%	5/15/29	115	113
[3]	Transocean Inc.	8.750%	2/15/30	72	75
[3]	Valaris Ltd.	8.375%	4/30/30	165	167
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	50	46
[3]	Venture Global LNG Inc.	9.500%	2/1/29	420	464
	Western Midstream Operating LP	4.650%	7/1/26	115	114
	Western Midstream Operating LP	4.500%	3/1/28	365	357
	Williams Cos. Inc.	5.400%	3/2/26	885	891
	Williams Cos. Inc.	3.750%	6/15/27	1,055	1,028
	Williams Cos. Inc.	5.300%	8/15/28	3,275	3,306
	Williams Cos. Inc.	4.900%	3/15/29	3,880	3,850
	Williams Cos. Inc.	4.800%	11/15/29	760	750
					141,394
Financials (26.6%)
[3]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,120	1,129
[3]	AEGON Funding Co. LLC	5.500%	4/16/27	935	943
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	3,894	3,728
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	1,610	1,646
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	1,320	1,281
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	1,814	1,802
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	2,500	2,548
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	1,255	1,162
12

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	980	979
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	2,869	2,804
	Aflac Inc.	1.125%	3/15/26	529	507
	Air Lease Corp.	2.875%	1/15/26	834	816
	Air Lease Corp.	3.750%	6/1/26	1,000	984
	Air Lease Corp.	2.200%	1/15/27	900	854
	Air Lease Corp.	5.300%	2/1/28	1,250	1,260
	Air Lease Corp.	4.625%	10/1/28	435	428
	Air Lease Corp.	5.100%	3/1/29	1,950	1,953
	Air Lease Corp.	3.000%	2/1/30	739	666
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	70	70
	Allstate Corp.	5.050%	6/24/29	1,800	1,809
	Ally Financial Inc.	6.992%	6/13/29	1,720	1,792
	American Express Co.	2.550%	3/4/27	2,154	2,061
	American Express Co.	5.645%	4/23/27	790	798
	American Express Co.	5.098%	2/16/28	1,060	1,066
	American Express Co.	5.043%	7/26/28	836	839
	American Express Co.	5.282%	7/27/29	807	814
	American Express Co.	5.532%	4/25/30	900	916
	American International Group Inc.	3.900%	4/1/26	290	286
	American International Group Inc.	4.200%	4/1/28	190	186
	American National Group Inc.	5.750%	10/1/29	806	808
	Ameriprise Financial Inc.	5.700%	12/15/28	1,700	1,750
[3]	AmWINS Group Inc.	6.375%	2/15/29	105	105
[3]	AmWINS Group Inc.	4.875%	6/30/29	75	70
[3]	Antares Holdings LP	2.750%	1/15/27	758	710
[3]	Antares Holdings LP	7.950%	8/11/28	750	785
[3]	Antares Holdings LP	6.350%	10/23/29	652	647
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	1,000	956
	Aon North America Inc.	5.125%	3/1/27	600	604
	Aon North America Inc.	5.150%	3/1/29	1,980	1,987
	Ares Capital Corp.	2.150%	7/15/26	1,084	1,037
	Ares Capital Corp.	7.000%	1/15/27	1,585	1,643
	Ares Capital Corp.	2.875%	6/15/28	700	645
	Ares Capital Corp.	5.875%	3/1/29	1,050	1,059
	Ares Capital Corp.	5.950%	7/15/29	2,280	2,307
[3]	Ares Strategic Income Fund	5.700%	3/15/28	1,084	1,084
[3]	Ares Strategic Income Fund	6.350%	8/15/29	1,720	1,750
	Arthur J Gallagher & Co.	4.600%	12/15/27	734	731
	Arthur J Gallagher & Co.	4.850%	12/15/29	812	808
	Associated Banc-Corp	6.455%	8/29/30	200	204
	Assurant Inc.	4.900%	3/27/28	83	83
	Athene Holding Ltd.	4.125%	1/12/28	1,145	1,117
[7]	Athora Holding Ltd.	6.625%	6/16/28	200	225
[9]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	850	538
[5,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.776%	5/16/33	570	365
	Banco Santander SA	1.849%	3/25/26	1,310	1,261
	Banco Santander SA	5.294%	8/18/27	760	764
	Banco Santander SA	5.365%	7/15/28	2,400	2,416
	Banco Santander SA	6.607%	11/7/28	940	988
	Bank of America Corp.	4.450%	3/3/26	1,261	1,256
	Bank of America Corp.	5.080%	1/20/27	860	863
	Bank of America Corp.	1.658%	3/11/27	1,485	1,430
	Bank of America Corp.	3.559%	4/23/27	871	857
	Bank of America Corp.	1.734%	7/22/27	5,075	4,838
	Bank of America Corp.	5.933%	9/15/27	2,110	2,147
	Bank of America Corp.	3.824%	1/20/28	2,400	2,350
	Bank of America Corp.	2.551%	2/4/28	3,064	2,920
	Bank of America Corp.	3.705%	4/24/28	1,660	1,616
	Bank of America Corp.	4.376%	4/27/28	2,500	2,472
	Bank of America Corp.	4.948%	7/22/28	2,990	2,995
	Bank of America Corp.	6.204%	11/10/28	2,200	2,278
	Bank of America Corp.	3.419%	12/20/28	4,059	3,891
	Bank of America Corp.	3.970%	3/5/29	540	523
	Bank of America Corp.	5.202%	4/25/29	4,241	4,261
	Bank of America Corp.	2.087%	6/14/29	720	653
	Bank of America Corp.	4.271%	7/23/29	600	584
	Bank of America Corp.	3.194%	7/23/30	1,140	1,049
	Bank of New York Mellon Corp.	4.947%	4/26/27	2,007	2,015
	Bank of New York Mellon Corp.	3.400%	1/29/28	616	594
13

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	3.442%	2/7/28	538	524
	Bank of New York Mellon Corp.	4.543%	2/1/29	1,120	1,110
	Bank of New York Mellon Corp.	6.317%	10/25/29	1,120	1,176
	Bank of New York Mellon Corp.	4.975%	3/14/30	860	860
	Bank of Nova Scotia	5.250%	6/12/28	850	859
[7]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	500	503
	Barclays plc	5.200%	5/12/26	975	975
	Barclays plc	5.829%	5/9/27	1,000	1,010
	Barclays plc	6.496%	9/13/27	380	389
	Barclays plc	2.279%	11/24/27	251	239
	Barclays plc	5.674%	3/12/28	750	759
	Barclays plc	4.836%	5/9/28	300	295
	Barclays plc	5.501%	8/9/28	800	808
	Barclays plc	4.837%	9/10/28	1,754	1,742
	Barclays plc	7.385%	11/2/28	3,770	3,994
	Barclays plc	4.972%	5/16/29	1,300	1,288
	Barclays plc	6.490%	9/13/29	1,830	1,903
	Barclays plc	5.690%	3/12/30	2,470	2,494
[7]	Barclays plc	4.918%	8/8/30	300	332
	Barclays plc	4.942%	9/10/30	3,850	3,772
[10]	Barclays plc	3.750%	11/22/30	200	246
	Blackstone Secured Lending Fund	5.350%	4/13/28	1,610	1,606
	Blue Owl Capital Corp.	4.250%	1/15/26	60	59
	Blue Owl Capital Corp.	3.400%	7/15/26	645	625
	Blue Owl Capital Corp.	5.950%	3/15/29	2,526	2,536
[7]	BNP Paribas SA	0.500%	9/1/28	300	290
[3]	BNP Paribas SA	5.283%	11/19/30	440	435
[7]	BNP Paribas SA	1.125%	1/15/32	400	394
[7]	BNP Paribas SA	2.500%	3/31/32	200	202
[7]	BNP Paribas SA	0.875%	8/31/33	400	372
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	25	26
[7]	BPCE SA	4.375%	7/13/28	200	215
[10]	BPCE SA	2.500%	11/30/32	400	456
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	652	659
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	1,510	1,522
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	2,310	2,260
	Capital One Financial Corp.	4.200%	10/29/25	730	725
	Capital One Financial Corp.	3.750%	3/9/27	980	957
	Capital One Financial Corp.	1.878%	11/2/27	910	860
	Capital One Financial Corp.	3.800%	1/31/28	1,000	965
	Capital One Financial Corp.	5.468%	2/1/29	750	755
	Capital One Financial Corp.	6.312%	6/8/29	5,090	5,257
	Capital One Financial Corp.	5.700%	2/1/30	1,760	1,784
	Capital One Financial Corp.	3.273%	3/1/30	1,000	923
	Capital One Financial Corp.	5.463%	7/26/30	5,700	5,718
[7]	Carrefour Banque SA	4.079%	5/5/27	300	316
	Charles Schwab Corp.	2.450%	3/3/27	1,720	1,642
	Charles Schwab Corp.	3.300%	4/1/27	663	644
	Charles Schwab Corp.	2.000%	3/20/28	46	42
	Charles Schwab Corp.	5.643%	5/19/29	2,400	2,448
	Charles Schwab Corp.	6.196%	11/17/29	2,420	2,520
	Chubb INA Holdings LLC	4.650%	8/15/29	2,960	2,948
	Citibank NA	4.876%	11/19/27	2,082	2,082
	Citibank NA	5.803%	9/29/28	1,250	1,288
	Citibank NA	4.838%	8/6/29	2,440	2,424
	Citigroup Inc.	4.600%	3/9/26	1,984	1,978
	Citigroup Inc.	3.400%	5/1/26	1,200	1,179
	Citigroup Inc.	3.200%	10/21/26	3,641	3,542
	Citigroup Inc.	4.300%	11/20/26	1,034	1,024
	Citigroup Inc.	4.450%	9/29/27	1,104	1,089
	Citigroup Inc.	3.887%	1/10/28	1,290	1,264
	Citigroup Inc.	3.070%	2/24/28	1,850	1,779
	Citigroup Inc.	3.668%	7/24/28	2,809	2,719
	Citigroup Inc.	4.125%	7/25/28	200	194
	Citigroup Inc.	3.520%	10/27/28	594	571
	Citigroup Inc.	4.075%	4/23/29	340	330
	Citigroup Inc.	3.980%	3/20/30	504	480
	Citigroup Inc.	4.542%	9/19/30	5,160	5,012
	CNO Financial Group Inc.	5.250%	5/30/29	614	609
[5,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.115%	1/14/27	700	434
14

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.740%	8/20/31	1,400	873
[5,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	6.244%	9/10/30	600	374
[5,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.434%	10/25/33	400	254
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,440
	Cooperatieve Rabobank UA	4.494%	10/17/29	610	598
	Corebridge Financial Inc.	3.650%	4/5/27	2,928	2,845
	Corebridge Financial Inc.	3.850%	4/5/29	635	606
[7]	Credit Agricole Assurances SA	2.625%	1/29/48	700	702
[3]	Credit Agricole SA	4.631%	9/11/28	670	661
[7]	Crelan SA	6.000%	2/28/30	300	341
[3]	Danske Bank A/S	5.427%	3/1/28	1,860	1,876
[3]	Danske Bank A/S	5.705%	3/1/30	2,240	2,271
[7]	Danske Bank A/S	1.000%	5/15/31	100	101
	Deutsche Bank AG	2.129%	11/24/26	2,250	2,192
[7]	Deutsche Bank AG	1.625%	1/20/27	200	201
	Deutsche Bank AG	7.146%	7/13/27	2,210	2,277
	Deutsche Bank AG	2.311%	11/16/27	1,384	1,315
	Deutsche Bank AG	5.706%	2/8/28	1,230	1,243
	Deutsche Bank AG	6.720%	1/18/29	1,285	1,333
	Deutsche Bank AG	6.819%	11/20/29	1,825	1,909
	Deutsche Bank AG	4.999%	9/11/30	1,560	1,524
[7]	Deutsche Bank AG	5.625%	5/19/31	300	317
	Discover Bank	3.450%	7/27/26	1,465	1,432
	Discover Bank	5.974%	8/9/28	550	558
[7]	DNB Bank ASA	0.250%	2/23/29	400	380
[3]	DNB Bank ASA	4.853%	11/5/30	1,210	1,196
[11]	DPS Lehman Brothers Holdings	1.000%	8/19/65	210	—
	Eaton Vance Corp.	3.500%	4/6/27	6	6
	Equitable Holdings Inc.	4.350%	4/20/28	545	534
[3]	F&G Global Funding	1.750%	6/30/26	590	561
	Fidelity National Financial Inc.	4.500%	8/15/28	20	20
	Fidelity National Information Services Inc.	1.150%	3/1/26	570	547
[7]	Fidelity National Information Services Inc.	1.000%	12/3/28	200	193
	Fifth Third Bancorp	2.550%	5/5/27	300	285
	Fifth Third Bancorp	1.707%	11/1/27	2,470	2,331
	Fifth Third Bancorp	3.950%	3/14/28	1,612	1,561
	Fifth Third Bancorp	6.361%	10/27/28	2,840	2,935
	Fifth Third Bancorp	6.339%	7/27/29	4,386	4,548
	Fifth Third Bancorp	4.772%	7/28/30	1,006	986
	Fifth Third Bancorp	4.895%	9/6/30	2,990	2,948
	Fiserv Inc.	3.200%	7/1/26	1,905	1,863
	Fiserv Inc.	5.150%	3/15/27	1,870	1,886
	Fiserv Inc.	5.450%	3/2/28	1,800	1,828
	Fiserv Inc.	5.375%	8/21/28	1,130	1,145
	Fiserv Inc.	3.500%	7/1/29	1,920	1,801
	GATX Corp.	3.250%	9/15/26	792	772
	GATX Corp.	5.400%	3/15/27	820	829
	GATX Corp.	3.850%	3/30/27	400	390
	GATX Corp.	4.550%	11/7/28	66	65
	GATX Corp.	4.700%	4/1/29	154	152
[7]	Generali	5.500%	10/27/47	200	219
[3]	GGAM Finance Ltd.	8.000%	2/15/27	80	83
[3]	GGAM Finance Ltd.	8.000%	6/15/28	170	178
[3]	Global Atlantic Fin Co.	4.400%	10/15/29	410	388
[3]	Global Atlantic Fin Co.	3.125%	6/15/31	400	343
	Global Payments Inc.	1.200%	3/1/26	2,677	2,565
	Global Payments Inc.	2.150%	1/15/27	3,230	3,061
	Goldman Sachs Bank USA	5.414%	5/21/27	2,630	2,650
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,305	3,171
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,691	1,599
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,011	1,908
	Goldman Sachs Group Inc.	2.640%	2/24/28	2,267	2,161
	Goldman Sachs Group Inc.	3.615%	3/15/28	4,247	4,128
[10]	Goldman Sachs Group Inc.	7.250%	4/10/28	200	267
	Goldman Sachs Group Inc.	3.691%	6/5/28	850	825
	Goldman Sachs Group Inc.	4.482%	8/23/28	560	553
	Goldman Sachs Group Inc.	6.484%	10/24/29	1,600	1,676
	Goldman Sachs Group Inc.	5.727%	4/25/30	1,735	1,771
	Goldman Sachs Group Inc.	4.692%	10/23/30	1,490	1,459
	Golub Capital BDC Inc.	7.050%	12/5/28	1,210	1,254
15

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	400	423
	Hanover Insurance Group Inc.	4.500%	4/15/26	300	298
	Horace Mann Educators Corp.	7.250%	9/15/28	139	148
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	65	66
	HSBC Holdings plc	5.887%	8/14/27	1,000	1,014
	HSBC Holdings plc	4.041%	3/13/28	1,540	1,507
	HSBC Holdings plc	5.597%	5/17/28	1,930	1,950
	HSBC Holdings plc	4.755%	6/9/28	2,450	2,432
	HSBC Holdings plc	5.210%	8/11/28	700	702
	HSBC Holdings plc	2.013%	9/22/28	350	322
	HSBC Holdings plc	7.390%	11/3/28	3,105	3,290
	HSBC Holdings plc	5.130%	11/19/28	1,760	1,759
	HSBC Holdings plc	6.161%	3/9/29	1,641	1,685
	HSBC Holdings plc	4.583%	6/19/29	620	608
	HSBC Holdings plc	2.206%	8/17/29	1,690	1,518
	HSBC Holdings plc	5.546%	3/4/30	1,505	1,515
	HSBC Holdings plc	3.973%	5/22/30	4,415	4,169
	HSBC Holdings plc	5.286%	11/19/30	1,660	1,648
[7]	HSBC Holdings plc	6.364%	11/16/32	400	446
	Huntington Bancshares Inc.	4.443%	8/4/28	851	841
	Huntington Bancshares Inc.	6.208%	8/21/29	3,800	3,921
	Huntington Bancshares Inc.	5.272%	1/15/31	1,050	1,050
	Huntington National Bank	4.552%	5/17/28	300	297
	ING Groep NV	3.950%	3/29/27	400	392
	ING Groep NV	1.726%	4/1/27	237	228
	ING Groep NV	6.083%	9/11/27	373	380
	ING Groep NV	4.550%	10/2/28	576	565
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,520	1,497
	Intercontinental Exchange Inc.	3.625%	9/1/28	3,215	3,083
	Invesco Finance plc	3.750%	1/15/26	406	402
[7]	JAB Holdings BV	1.000%	12/20/27	900	883
	Jefferies Financial Group Inc.	5.875%	7/21/28	740	756
	JPMorgan Chase & Co.	4.125%	12/15/26	344	340
	JPMorgan Chase & Co.	1.040%	2/4/27	2,150	2,064
	JPMorgan Chase & Co.	1.578%	4/22/27	2,799	2,687
	JPMorgan Chase & Co.	1.470%	9/22/27	1,495	1,414
	JPMorgan Chase & Co.	5.040%	1/23/28	1,080	1,083
	JPMorgan Chase & Co.	3.782%	2/1/28	2,105	2,059
	JPMorgan Chase & Co.	2.947%	2/24/28	155	149
	JPMorgan Chase & Co.	5.571%	4/22/28	1,800	1,831
	JPMorgan Chase & Co.	4.323%	4/26/28	2,054	2,029
	JPMorgan Chase & Co.	3.540%	5/1/28	760	738
	JPMorgan Chase & Co.	2.182%	6/1/28	2,309	2,167
	JPMorgan Chase & Co.	4.979%	7/22/28	1,604	1,608
	JPMorgan Chase & Co.	4.851%	7/25/28	185	185
	JPMorgan Chase & Co.	4.505%	10/22/28	1,460	1,447
	JPMorgan Chase & Co.	4.005%	4/23/29	1,850	1,793
	JPMorgan Chase & Co.	2.069%	6/1/29	752	683
	JPMorgan Chase & Co.	4.203%	7/23/29	1,380	1,343
	JPMorgan Chase & Co.	5.299%	7/24/29	750	757
	JPMorgan Chase & Co.	6.087%	10/23/29	910	944
	JPMorgan Chase & Co.	5.012%	1/23/30	1,560	1,558
	JPMorgan Chase & Co.	5.581%	4/22/30	2,620	2,669
	JPMorgan Chase & Co.	3.702%	5/6/30	1,125	1,065
	JPMorgan Chase & Co.	4.565%	6/14/30	807	791
	JPMorgan Chase & Co.	4.995%	7/22/30	4,688	4,669
	JPMorgan Chase & Co.	4.603%	10/22/30	1,810	1,776
	KeyBank NA	4.700%	1/26/26	750	748
	KeyBank NA	5.850%	11/15/27	280	287
	KeyCorp	2.550%	10/1/29	530	471
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	135	135
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	30	31
	Lloyds Banking Group plc	4.716%	8/11/26	898	896
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	978
	Lloyds Banking Group plc	1.627%	5/11/27	545	521
	Lloyds Banking Group plc	5.985%	8/7/27	1,050	1,065
	Lloyds Banking Group plc	3.750%	3/18/28	550	535
[5,9]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.466%	3/17/29	640	404
	LPL Holdings Inc.	5.700%	5/20/27	565	572
	LPL Holdings Inc.	6.750%	11/17/28	420	441
16

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Lseg US Fin Corp.	4.875%	3/28/27	740	740
	M&T Bank Corp.	4.553%	8/16/28	3,946	3,899
	M&T Bank Corp.	7.413%	10/30/29	4,071	4,360
[9]	Macquarie Bank Ltd.	6.082%	6/7/32	120	76
[5,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	6.016%	6/17/31	570	355
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	3,910	3,900
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	501	482
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	3,661	3,622
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	1,230	1,229
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	4,040	3,990
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,845	2,706
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	760	719
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,760	1,674
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	600	602
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	160	162
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	1,300	1,316
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	1,320	1,329
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	810	816
	Mizuho Financial Group Inc.	5.667%	5/27/29	823	838
	Morgan Stanley	3.125%	7/27/26	395	386
	Morgan Stanley	4.350%	9/8/26	1,505	1,494
	Morgan Stanley	3.950%	4/23/27	892	874
	Morgan Stanley	1.593%	5/4/27	2,005	1,922
	Morgan Stanley	1.512%	7/20/27	2,450	2,331
	Morgan Stanley	2.475%	1/21/28	2,875	2,738
	Morgan Stanley	5.652%	4/13/28	2,130	2,165
	Morgan Stanley	4.210%	4/20/28	900	887
[5]	Morgan Stanley	3.591%	7/22/28	1,610	1,553
	Morgan Stanley	6.296%	10/18/28	3,100	3,211
	Morgan Stanley	3.772%	1/24/29	1,000	964
	Morgan Stanley	5.123%	2/1/29	2,160	2,164
	Morgan Stanley	5.164%	4/20/29	4,690	4,703
	Morgan Stanley	5.449%	7/20/29	1,120	1,132
	Morgan Stanley	6.407%	11/1/29	940	982
	Morgan Stanley	5.173%	1/16/30	1,300	1,301
[7]	Morgan Stanley	3.790%	3/21/30	200	212
	Morgan Stanley	5.656%	4/18/30	2,620	2,668
	Morgan Stanley	5.042%	7/19/30	6,263	6,236
	Morgan Stanley	4.654%	10/18/30	2,830	2,769
	Morgan Stanley Bank NA	5.882%	10/30/26	375	383
	Morgan Stanley Bank NA	4.447%	10/15/27	605	601
	Morgan Stanley Bank NA	4.952%	1/14/28	1,500	1,501
	Morgan Stanley Bank NA	5.504%	5/26/28	1,070	1,084
	Morgan Stanley Bank NA	4.968%	7/14/28	3,043	3,051
	Nasdaq Inc.	5.350%	6/28/28	1,524	1,545
	National Bank of Canada	5.600%	12/18/28	740	754
	National Bank of Canada	4.500%	10/10/29	810	788
[3]	National Securities Clearing Corp.	4.900%	6/26/29	2,280	2,282
[3]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	190	188
	NatWest Group plc	5.847%	3/2/27	1,160	1,171
	NatWest Group plc	1.642%	6/14/27	660	629
	NatWest Group plc	5.583%	3/1/28	1,150	1,163
	NatWest Group plc	3.073%	5/22/28	340	325
	NatWest Group plc	5.516%	9/30/28	625	633
	NatWest Group plc	4.892%	5/18/29	430	426
	NatWest Group plc	5.076%	1/27/30	820	812
	NatWest Group plc	4.445%	5/8/30	225	217
[10]	NatWest Group plc	3.622%	8/14/30	400	496
	NatWest Group plc	4.964%	8/15/30	1,540	1,517
[10]	NatWest Group plc	2.105%	11/28/31	200	236
[7]	NIBC Bank NV	6.000%	11/16/28	400	454
	NMI Holdings Inc.	6.000%	8/15/29	375	379
	Nomura Holdings Inc.	5.594%	7/2/27	1,802	1,823
	Nomura Holdings Inc.	5.386%	7/6/27	600	604
	Nomura Holdings Inc.	5.842%	1/18/28	690	702
	Nomura Holdings Inc.	6.070%	7/12/28	977	1,004
	Northern Trust Corp.	3.375%	5/8/32	1,080	1,035
[3]	Nuveen LLC	5.550%	1/15/30	560	570
	OneMain Finance Corp.	3.875%	9/15/28	40	37
	OneMain Finance Corp.	6.625%	5/15/29	215	218
17

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	80	81
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	1,270	1,283
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	540	544
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	70	72
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	915	941
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	775	979
	PNC Bank NA	4.775%	1/15/27	2,020	2,020
	PNC Bank NA	2.700%	10/22/29	1,110	997
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,160	1,194
	PNC Financial Services Group Inc.	5.582%	6/12/29	7,418	7,541
	PNC Financial Services Group Inc.	5.492%	5/14/30	5,328	5,399
	Principal Financial Group Inc.	3.100%	11/15/26	175	170
	Principal Financial Group Inc.	3.700%	5/15/29	291	277
[3]	Protective Life Global Funding	1.618%	4/15/26	670	644
[7]	Raiffeisen Bank International AG	2.875%	6/18/32	200	199
[7]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	200	219
	Regions Financial Corp.	5.722%	6/6/30	6,546	6,629
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	90	85
[10]	Rothesay Life plc	8.000%	10/30/25	645	822
[10]	Rothesay Life plc	3.375%	7/12/26	100	122
	Royal Bank of Canada	3.625%	5/4/27	560	547
	Royal Bank of Canada	5.069%	7/23/27	3,150	3,164
	Royal Bank of Canada	4.510%	10/18/27	1,720	1,713
	Royal Bank of Canada	6.000%	11/1/27	1,870	1,931
	Royal Bank of Canada	4.900%	1/12/28	1,260	1,261
	Royal Bank of Canada	4.522%	10/18/28	3,915	3,880
	Royal Bank of Canada	4.969%	8/2/30	4,390	4,360
	Royal Bank of Canada	4.650%	10/18/30	2,513	2,460
[3]	Ryan Specialty LLC	5.875%	8/1/32	30	30
[3,12]	Saks Global Enterprises LLC	11.000%	12/15/29	40	39
	Santander Holdings USA Inc.	6.174%	1/9/30	1,131	1,154
	Santander UK Group Holdings plc	6.833%	11/21/26	1,730	1,755
[7]	SCOR SE	3.000%	6/8/46	300	309
[3]	Sixth Street Lending Partners	6.500%	3/11/29	1,561	1,580
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	288
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,140	1,187
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	580	587
[7]	Societe Generale SA	0.750%	1/25/27	500	493
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	15	15
[3]	Starwood Property Trust Inc.	6.000%	4/15/30	75	74
	State Street Bank & Trust Co.	4.594%	11/25/26	760	762
	State Street Bank & Trust Co.	4.782%	11/23/29	1,990	1,982
	State Street Corp.	4.330%	10/22/27	1,010	1,003
	State Street Corp.	4.530%	2/20/29	900	890
	State Street Corp.	3.031%	11/1/34	1,544	1,392
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	860	875
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	2,240	2,172
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,660	1,570
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	664
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	570
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	1,260	1,280
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	324	311
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	570	585
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	470	421
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	1,294	1,307
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	650	556
[3]	Swedbank AB	4.998%	11/20/29	1,100	1,096
[7]	Swedbank AB	3.625%	8/23/32	300	313
	Synchrony Financial	3.700%	8/4/26	735	719
	Synovus Bank	5.625%	2/15/28	840	841
	Synovus Financial Corp.	6.168%	11/1/30	2,852	2,876
[7]	Talanx AG	2.250%	12/5/47	300	301
	Toronto-Dominion Bank	4.568%	12/17/26	810	808
	Toronto-Dominion Bank	5.156%	1/10/28	1,496	1,503
	Toronto-Dominion Bank	5.523%	7/17/28	850	864
	Toronto-Dominion Bank	4.783%	12/17/29	2,870	2,831
	Toronto-Dominion Bank	3.625%	9/15/31	460	447
	Trinity Acquisition plc	4.400%	3/15/26	40	40
	Truist Financial Corp.	6.047%	6/8/27	306	311
	Truist Financial Corp.	4.873%	1/26/29	2,625	2,608
18

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Truist Financial Corp.	7.161%	10/30/29	1,430	1,528
	UBS AG	5.000%	7/9/27	3,385	3,404
	UBS AG	7.500%	2/15/28	1,765	1,890
	UBS AG	5.650%	9/11/28	3,190	3,262
[3]	UBS Group AG	4.282%	1/9/28	2,210	2,158
[3]	UBS Group AG	4.253%	3/23/28	610	593
[7]	UBS Group AG	7.750%	3/1/29	400	472
[3]	UBS Group AG	5.428%	2/8/30	5,890	5,926
[3]	UBS Group AG	5.617%	9/13/30	3,500	3,555
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	255	254
	US Bancorp	4.548%	7/22/28	5,559	5,509
	US Bancorp	4.653%	2/1/29	1,571	1,555
	US Bancorp	5.775%	6/12/29	2,000	2,047
	US Bancorp	5.384%	1/23/30	980	988
	US Bancorp	5.100%	7/23/30	1,232	1,229
[5,7]	US Bancorp, 3M EURIBOR + 0.800%	3.813%	5/21/28	400	413
	US Bank NA	4.507%	10/22/27	2,270	2,256
[3]	UWM Holdings LLC	6.625%	2/1/30	30	30
	Verisk Analytics Inc.	4.125%	3/15/29	340	329
	Voya Financial Inc.	3.650%	6/15/26	440	433
[13]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.000%	4/22/26	2,180	2,132
	Wells Fargo & Co.	4.100%	6/3/26	3,415	3,380
	Wells Fargo & Co.	3.000%	10/23/26	2,730	2,647
	Wells Fargo & Co.	4.300%	7/22/27	800	790
	Wells Fargo & Co.	3.526%	3/24/28	3,535	3,429
	Wells Fargo & Co.	5.707%	4/22/28	1,130	1,148
	Wells Fargo & Co.	3.584%	5/22/28	3,515	3,407
	Wells Fargo & Co.	2.393%	6/2/28	2,509	2,362
	Wells Fargo & Co.	4.808%	7/25/28	2,658	2,647
	Wells Fargo & Co.	5.574%	7/25/29	3,570	3,622
	Wells Fargo & Co.	6.303%	10/23/29	750	780
[7]	Wells Fargo & Co.	1.741%	5/4/30	700	682
	Wells Fargo & Co.	2.879%	10/30/30	600	541
	Westpac Banking Corp.	2.894%	2/4/30	1,716	1,712
	Westpac Banking Corp.	4.322%	11/23/31	925	911
[5,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.643%	11/11/27	1,200	754
[5,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.941%	1/29/31	100	62
[5,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.302%	4/3/34	300	189
[5,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	6.751%	6/23/33	200	128
	Willis North America Inc.	4.650%	6/15/27	725	723
	Willis North America Inc.	4.500%	9/15/28	490	481
	Willis North America Inc.	2.950%	9/15/29	506	461
					628,492
Health Care (7.6%)
	AbbVie Inc.	2.950%	11/21/26	3,174	3,084
	AbbVie Inc.	4.800%	3/15/27	16,530	16,625
	AbbVie Inc.	4.800%	3/15/29	14,490	14,476
	AbbVie Inc.	3.200%	11/21/29	5,235	4,859
	Agilent Technologies Inc.	4.200%	9/9/27	3,845	3,798
[3]	Alcon Finance Corp.	2.750%	9/23/26	650	628
[7]	American Medical Systems Europe BV	3.375%	3/8/29	500	527
	Amgen Inc.	2.200%	2/21/27	1,658	1,572
	Amgen Inc.	3.200%	11/2/27	363	349
	Amgen Inc.	5.150%	3/2/28	6,680	6,728
	Astrazeneca Finance LLC	4.875%	3/3/28	1,735	1,745
	Astrazeneca Finance LLC	1.750%	5/28/28	330	299
	Astrazeneca Finance LLC	4.850%	2/26/29	2,815	2,821
	Baxter International Inc.	1.915%	2/1/27	7,530	7,098
	Baxter International Inc.	2.272%	12/1/28	2,455	2,213
	Becton Dickinson & Co.	3.700%	6/6/27	2,870	2,800
	Becton Dickinson & Co.	4.693%	2/13/28	755	751
	Becton Dickinson & Co.	4.874%	2/8/29	1,550	1,545
	Becton Dickinson & Co.	5.081%	6/7/29	945	952
[7]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	400	423
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,070	1,075
	Cardinal Health Inc.	4.700%	11/15/26	2,420	2,417
	Cardinal Health Inc.	3.410%	6/15/27	40	39
	Cardinal Health Inc.	5.125%	2/15/29	1,500	1,503
19

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	5.000%	11/15/29	2,020	2,008
	Cencora Inc.	3.450%	12/15/27	608	588
	Cencora Inc.	4.625%	12/15/27	735	735
	Cencora Inc.	4.850%	12/15/29	775	770
	Centene Corp.	4.250%	12/15/27	270	261
	Centene Corp.	2.450%	7/15/28	735	662
	Centene Corp.	4.625%	12/15/29	4,256	4,023
	Centene Corp.	3.375%	2/15/30	490	436
[3]	CHS / Community Health Systems Inc.	5.625%	3/15/27	40	38
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/32	140	144
	Cigna Group	1.250%	3/15/26	291	279
	Cigna Group	3.400%	3/1/27	2,000	1,944
	Cigna Group	4.375%	10/15/28	1,190	1,166
	CVS Health Corp.	5.000%	2/20/26	1,745	1,743
	CVS Health Corp.	2.875%	6/1/26	3,870	3,758
	CVS Health Corp.	3.000%	8/15/26	1,500	1,453
	CVS Health Corp.	3.625%	4/1/27	4,105	3,981
	CVS Health Corp.	1.300%	8/21/27	1,832	1,660
	CVS Health Corp.	4.300%	3/25/28	3,673	3,560
	CVS Health Corp.	5.000%	1/30/29	1,300	1,282
	CVS Health Corp.	5.400%	6/1/29	2,190	2,191
	CVS Health Corp.	3.250%	8/15/29	2,105	1,916
	Elevance Health Inc.	1.500%	3/15/26	1,605	1,546
	Elevance Health Inc.	4.101%	3/1/28	1,360	1,329
	Elevance Health Inc.	5.150%	6/15/29	900	905
	Elevance Health Inc.	2.875%	9/15/29	280	255
	Elevance Health Inc.	4.750%	2/15/30	1,105	1,091
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	15	16
	GE HealthCare Technologies Inc.	5.600%	11/15/25	1,068	1,075
	GE HealthCare Technologies Inc.	5.650%	11/15/27	4,425	4,535
	GE HealthCare Technologies Inc.	4.800%	8/14/29	595	589
	Gilead Sciences Inc.	3.650%	3/1/26	3,120	3,085
	Gilead Sciences Inc.	2.950%	3/1/27	260	251
	Gilead Sciences Inc.	4.800%	11/15/29	2,015	2,011
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,840	1,794
	HCA Inc.	5.875%	2/15/26	375	377
	HCA Inc.	5.250%	6/15/26	2,520	2,526
	HCA Inc.	4.500%	2/15/27	2,423	2,400
	HCA Inc.	3.125%	3/15/27	565	544
[3]	Highmark Inc.	1.450%	5/10/26	1,460	1,385
	Humana Inc.	5.750%	3/1/28	2,185	2,225
	Illumina Inc.	4.650%	9/9/26	1,540	1,535
	McKesson Corp.	3.950%	2/16/28	966	941
	McKesson Corp.	4.900%	7/15/28	695	697
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	20	20
	Merck & Co. Inc.	1.900%	12/10/28	241	217
	Novartis Capital Corp.	3.800%	9/18/29	2,015	1,940
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	30	28
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	5	5
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	12,935	12,820
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	270
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	510	456
	Quest Diagnostics Inc.	3.450%	6/1/26	100	98
	Quest Diagnostics Inc.	4.600%	12/15/27	770	769
	Quest Diagnostics Inc.	4.200%	6/30/29	425	412
	Quest Diagnostics Inc.	4.625%	12/15/29	880	866
	Revvity Inc.	3.300%	9/15/29	605	558
[3]	Roche Holdings Inc.	4.790%	3/8/29	4,150	4,155
	Royalty Pharma plc	1.750%	9/2/27	1,000	921
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	114	111
[3]	Star Parent Inc.	9.000%	10/1/30	57	59
	Stryker Corp.	3.650%	3/7/28	31	30
	Stryker Corp.	4.250%	9/11/29	2,050	1,994
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	333	334
	Tenet Healthcare Corp.	4.250%	6/1/29	38	36
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	515	494
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	20	20
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	10	10
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	520	524
	UnitedHealth Group Inc.	3.875%	12/15/28	360	348
20

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.250%	1/15/29	1,020	1,000
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,995	1,965
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	2,420	2,380
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	1,345	1,365
	Zoetis Inc.	3.000%	9/12/27	790	757
					178,999
Industrials (5.2%)
[3]	Air Canada	3.875%	8/15/26	50	49
	Allegion plc	3.500%	10/1/29	522	488
[3]	Allison Transmission Inc.	4.750%	10/1/27	60	58
[3]	American Airlines Inc.	7.250%	2/15/28	130	133
	Amphenol Corp.	4.750%	3/30/26	430	430
[3]	Atkore Inc.	4.250%	6/1/31	25	22
[9]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,090	631
[3]	BAE Systems plc	5.000%	3/26/27	1,190	1,194
[3]	BAE Systems plc	5.125%	3/26/29	1,910	1,913
	Boeing Co.	2.750%	2/1/26	5,400	5,267
	Boeing Co.	2.196%	2/4/26	14,979	14,522
	Boeing Co.	5.040%	5/1/27	295	296
	Boeing Co.	6.259%	5/1/27	910	931
	Boeing Co.	3.250%	2/1/28	1,185	1,116
	Boeing Co.	6.298%	5/1/29	2,804	2,907
[9]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	90	55
[9]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	310	184
[3]	BWX Technologies Inc.	4.125%	6/30/28	15	14
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	1,032
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,135	1,104
	Caterpillar Financial Services Corp.	4.600%	11/15/27	3,020	3,021
	Caterpillar Financial Services Corp.	4.700%	11/15/29	2,818	2,808
[3]	Clean Harbors Inc.	4.875%	7/15/27	205	201
	CNH Industrial Capital LLC	1.875%	1/15/26	2,487	2,411
	CNH Industrial Capital LLC	1.450%	7/15/26	1,630	1,549
	CNH Industrial Capital LLC	4.550%	4/10/28	700	690
	CNH Industrial Capital LLC	5.500%	1/12/29	930	943
	CSX Corp.	3.800%	3/1/28	548	533
	Cummins Inc.	4.900%	2/20/29	670	674
[3]	Daimler Truck Finance North America LLC	5.125%	1/19/28	530	532
[3]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,050	1,062
[3,4]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	3,365	3,318
[7]	Deutsche Lufthansa AG	2.875%	5/16/27	600	617
[7]	Deutsche Lufthansa AG	3.750%	2/11/28	400	420
[7]	easyJet FinCo BV	1.875%	3/3/28	400	398
	FedEx Corp.	3.400%	2/15/28	544	521
[7]	Fortive Corp.	3.700%	8/15/29	700	742
[3]	Gates Corp.	6.875%	7/1/29	60	61
[10]	Heathrow Funding Ltd.	6.750%	12/3/28	285	368
[7]	Heathrow Funding Ltd.	1.125%	10/8/32	400	367
[7]	Highland Holdings Sarl	2.875%	11/19/27	300	311
	Hillenbrand Inc.	6.250%	2/15/29	105	105
	Honeywell International Inc.	4.875%	9/1/29	1,310	1,318
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,179	1,132
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	92	83
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	1,374	1,376
	Ingersoll Rand Inc.	5.197%	6/15/27	2,090	2,114
	Ingersoll Rand Inc.	5.400%	8/14/28	300	305
	Ingersoll Rand Inc.	5.176%	6/15/29	1,280	1,291
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	62	66
	John Deere Capital Corp.	4.750%	1/20/28	1,325	1,331
	John Deere Capital Corp.	4.500%	1/16/29	1,620	1,605
	L3Harris Technologies Inc.	3.850%	12/15/26	780	768
	L3Harris Technologies Inc.	5.400%	1/15/27	2,790	2,823
	L3Harris Technologies Inc.	4.400%	6/15/28	23	23
	L3Harris Technologies Inc.	5.050%	6/1/29	1,860	1,860
	L3Harris Technologies Inc.	2.900%	12/15/29	722	653
	Lennox International Inc.	1.700%	8/1/27	200	184
	Lockheed Martin Corp.	4.450%	5/15/28	720	715
	Lockheed Martin Corp.	4.500%	2/15/29	1,360	1,345
[9]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	1,150	681
[3]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	4,184	4,211
21

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Motability Operations Group plc	3.625%	7/24/29	200	212
[3]	Mueller Water Products Inc.	4.000%	6/15/29	110	102
	Nordson Corp.	4.500%	12/15/29	1,600	1,561
	Northrop Grumman Corp.	3.200%	2/1/27	2,650	2,575
	Northrop Grumman Corp.	3.250%	1/15/28	3,838	3,667
	Northrop Grumman Corp.	4.600%	2/1/29	5,294	5,250
	Otis Worldwide Corp.	5.250%	8/16/28	1,315	1,331
[9]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	370	229
	Parker-Hannifin Corp.	3.250%	3/1/27	60	58
	Parker-Hannifin Corp.	4.250%	9/15/27	1,370	1,356
	Parker-Hannifin Corp.	3.250%	6/14/29	930	870
[9]	Qantas Airways Ltd.	4.750%	10/12/26	400	246
[9]	Qantas Airways Ltd.	3.150%	9/27/28	350	201
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/31	35	35
	Regal Rexnord Corp.	6.050%	4/15/28	465	473
	Republic Services Inc.	2.900%	7/1/26	140	137
	Republic Services Inc.	3.375%	11/15/27	875	846
	Republic Services Inc.	4.875%	4/1/29	910	908
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	45	42
[3]	Rolls-Royce plc	3.625%	10/14/25	65	64
	RTX Corp.	5.000%	2/27/26	960	964
	RTX Corp.	2.650%	11/1/26	1,510	1,460
	RTX Corp.	5.750%	11/8/26	3,670	3,735
	RTX Corp.	3.500%	3/15/27	1,349	1,315
	RTX Corp.	3.125%	5/4/27	985	950
	RTX Corp.	4.125%	11/16/28	125	122
	RTX Corp.	5.750%	1/15/29	780	805
	Ryder System Inc.	1.750%	9/1/26	710	675
	Ryder System Inc.	2.850%	3/1/27	1,167	1,119
	Ryder System Inc.	5.300%	3/15/27	830	838
	Ryder System Inc.	5.650%	3/1/28	350	358
	Ryder System Inc.	5.250%	6/1/28	735	742
	Ryder System Inc.	6.300%	12/1/28	2,450	2,566
	Ryder System Inc.	5.375%	3/15/29	1,310	1,325
[3]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	600	548
	Southwest Airlines Co.	3.000%	11/15/26	200	193
	Southwest Airlines Co.	5.125%	6/15/27	2,331	2,343
	Southwest Airlines Co.	3.450%	11/16/27	541	520
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	120	133
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	619
[3]	TransDigm Inc.	6.750%	8/15/28	65	66
[3]	TransDigm Inc.	6.375%	3/1/29	320	321
[10]	Traton Finance Luxembourg SA	5.625%	1/16/29	200	250
[3]	Triumph Group Inc.	9.000%	3/15/28	71	74
	Tyco Electronics Group SA	3.125%	8/15/27	1,025	986
[4]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	64	65
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	120	120
[3]	United Airlines Inc.	4.375%	4/15/26	67	66
	Veralto Corp.	5.500%	9/18/26	1,430	1,447
	Veralto Corp.	5.350%	9/18/28	410	415
	Waste Management Inc.	3.150%	11/15/27	810	779
	Waste Management Inc.	1.150%	3/15/28	100	89
[3]	WESCO Distribution Inc.	6.375%	3/15/29	100	101
					124,154
Materials (1.8%)
	Air Products & Chemicals Inc.	4.600%	2/8/29	385	383
[3]	Anglo American Capital plc	4.500%	3/15/28	214	210
	ArcelorMittal SA	4.550%	3/11/26	475	472
	ArcelorMittal SA	6.550%	11/29/27	131	136
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	85	73
	Avery Dennison Corp.	4.875%	12/6/28	577	575
	Berry Global Inc.	1.570%	1/15/26	4,117	3,973
[3]	Berry Global Inc.	4.500%	2/15/26	75	74
[3]	Berry Global Inc.	4.875%	7/15/26	214	213
	Berry Global Inc.	1.650%	1/15/27	1,075	1,006
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	4,570	4,562
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	1,500	1,514
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	133	133
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	15	15
22

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	55	50
[7]	Celanese US Holdings LLC	4.777%	7/19/26	300	315
[3]	Chemours Co.	5.750%	11/15/28	110	102
[3]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,171
[3]	Cleveland-Cliffs Inc.	6.875%	11/1/29	345	341
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,035	992
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	500	446
	Eastman Chemical Co.	4.500%	12/1/28	302	296
	Eastman Chemical Co.	5.000%	8/1/29	1,135	1,132
[3]	Element Solutions Inc.	3.875%	9/1/28	115	109
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	185	196
	FMC Corp.	5.150%	5/18/26	715	716
	FMC Corp.	3.200%	10/1/26	400	388
	Freeport Indonesia PT	4.763%	4/14/27	890	882
	Freeport-McMoRan Inc.	4.375%	8/1/28	650	632
[3]	Georgia-Pacific LLC	0.950%	5/15/26	2,940	2,792
[3]	Georgia-Pacific LLC	2.100%	4/30/27	1,770	1,670
[3]	Glatfelter Corp.	7.250%	11/15/31	100	98
[3]	Graphic Packaging International LLC	4.750%	7/15/27	65	64
[3]	Graphic Packaging International LLC	3.500%	3/15/28	20	19
[3]	Hudbay Minerals Inc.	4.500%	4/1/26	45	44
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	700	698
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	85	80
	Mosaic Co.	5.375%	11/15/28	570	576
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	3,040	3,058
[3]	Novelis Corp.	3.250%	11/15/26	75	72
	Nucor Corp.	4.300%	5/23/27	500	496
	Nutrien Ltd.	5.200%	6/21/27	1,515	1,531
	Nutrien Ltd.	4.900%	3/27/28	1,845	1,844
	Nutrien Ltd.	4.200%	4/1/29	565	548
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	120	127
[3]	Olympus Water US Holding Corp.	7.250%	6/15/31	85	86
	Owens Corning	5.500%	6/15/27	730	743
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	95	94
	PPG Industries Inc.	1.200%	3/15/26	935	895
	RPM International Inc.	3.750%	3/15/27	1,360	1,329
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	215	216
	Sherwin-Williams Co.	4.550%	3/1/28	675	670
[3]	SNF Group SACA	3.125%	3/15/27	360	340
	Suzano Austria GmbH	6.000%	1/15/29	1,855	1,860
	Vulcan Materials Co.	4.950%	12/1/29	546	544
	Westlake Corp.	3.600%	8/15/26	67	66
	WRKCo Inc.	3.375%	9/15/27	600	578
	WRKCo Inc.	4.000%	3/15/28	300	291
					42,536
Real Estate (3.6%)
[10]	Akelius Residential Property AB	2.375%	8/15/25	800	982
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	330	328
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	71	69
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,179	1,054
	American Homes 4 Rent LP	4.900%	2/15/29	130	129
	American Tower Corp.	4.400%	2/15/26	96	95
	American Tower Corp.	1.600%	4/15/26	2,920	2,805
	American Tower Corp.	1.450%	9/15/26	1,330	1,257
	American Tower Corp.	3.375%	10/15/26	1,040	1,016
[7]	American Tower Corp.	0.450%	1/15/27	563	556
	American Tower Corp.	2.750%	1/15/27	1,178	1,132
[7]	American Tower Corp.	0.400%	2/15/27	256	252
	American Tower Corp.	3.550%	7/15/27	575	557
	American Tower Corp.	3.600%	1/15/28	284	273
	American Tower Corp.	5.800%	11/15/28	510	523
	American Tower Corp.	3.950%	3/15/29	1,150	1,101
[7]	Aroundtown SA	0.000%	7/16/26	100	99
[7]	Aroundtown SA	0.375%	4/15/27	200	193
[7]	Aroundtown SA	1.450%	7/9/28	100	96
[7]	Aroundtown SA	4.800%	7/16/29	200	214
	AvalonBay Communities Inc.	2.950%	5/11/26	600	586
	AvalonBay Communities Inc.	2.900%	10/15/26	200	194
	AvalonBay Communities Inc.	1.900%	12/1/28	39	35
23

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	1,100	1,094
[7]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	418	413
[7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	300	286
[10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	100	113
[7]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	100	103
	Boston Properties LP	2.750%	10/1/26	492	474
	Boston Properties LP	6.750%	12/1/27	620	647
	Boston Properties LP	4.500%	12/1/28	280	272
	Boston Properties LP	3.400%	6/21/29	270	248
	Brixmor Operating Partnership LP	3.900%	3/15/27	335	328
	Brixmor Operating Partnership LP	2.250%	4/1/28	240	219
	Brixmor Operating Partnership LP	4.125%	5/15/29	941	902
	Camden Property Trust	5.850%	11/3/26	1,060	1,082
	Camden Property Trust	3.150%	7/1/29	500	465
	COPT Defense Properties LP	2.250%	3/15/26	2,263	2,190
	COPT Defense Properties LP	2.000%	1/15/29	637	560
	Crown Castle Inc.	4.450%	2/15/26	1,530	1,524
	Crown Castle Inc.	3.700%	6/15/26	2,200	2,164
	Crown Castle Inc.	1.050%	7/15/26	2,085	1,969
	Crown Castle Inc.	4.000%	3/1/27	210	206
	Crown Castle Inc.	2.900%	3/15/27	1,070	1,028
	Crown Castle Inc.	3.650%	9/1/27	48	47
	Crown Castle Inc.	5.000%	1/11/28	1,950	1,947
	Crown Castle Inc.	3.800%	2/15/28	330	318
	Crown Castle Inc.	3.100%	11/15/29	446	406
	CubeSmart LP	3.125%	9/1/26	95	92
	CubeSmart LP	2.250%	12/15/28	1,599	1,438
	CubeSmart LP	4.375%	2/15/29	854	829
[7]	Digital Dutch Finco BV	1.500%	3/15/30	200	189
	Digital Realty Trust LP	3.700%	8/15/27	575	560
	Digital Realty Trust LP	5.550%	1/15/28	2,750	2,792
	Digital Realty Trust LP	4.450%	7/15/28	175	172
	Digital Realty Trust LP	3.600%	7/1/29	1,525	1,440
	DOC DR LLC	4.300%	3/15/27	1,212	1,197
	DOC DR LLC	3.950%	1/15/28	271	263
[7]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	200	197
	Equinix Inc.	1.450%	5/15/26	290	277
	Equinix Inc.	2.900%	11/18/26	680	657
	Equinix Inc.	1.800%	7/15/27	650	604
	Equinix Inc.	2.000%	5/15/28	400	364
	Equinix Inc.	3.200%	11/18/29	554	509
	ERP Operating LP	2.850%	11/1/26	246	238
	ERP Operating LP	4.150%	12/1/28	111	108
	Essex Portfolio LP	3.625%	5/1/27	360	351
	Essex Portfolio LP	1.700%	3/1/28	300	271
	Extra Space Storage LP	5.700%	4/1/28	1,880	1,919
	Extra Space Storage LP	4.000%	6/15/29	240	230
	Federal Realty OP LP	1.250%	2/15/26	510	490
	Federal Realty OP LP	3.250%	7/15/27	323	311
	Federal Realty OP LP	3.200%	6/15/29	430	396
	Federal Realty OP LP	3.500%	6/1/30	250	229
[7]	Grand City Properties SA	0.125%	1/11/28	800	753
	Healthcare Realty Holdings LP	3.750%	7/1/27	695	675
	Healthcare Realty Holdings LP	3.100%	2/15/30	600	538
	Healthpeak OP LLC	1.350%	2/1/27	700	653
	Healthpeak OP LLC	2.125%	12/1/28	200	180
	Healthpeak OP LLC	3.500%	7/15/29	140	131
	Highwoods Realty LP	3.875%	3/1/27	762	741
	Highwoods Realty LP	4.125%	3/15/28	390	373
	Highwoods Realty LP	4.200%	4/15/29	615	584
	Highwoods Realty LP	3.050%	2/15/30	580	512
	Host Hotels & Resorts LP	3.375%	12/15/29	130	119
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	262	236
[3]	Iron Mountain Inc.	6.250%	1/15/33	50	50
	Kilroy Realty LP	4.750%	12/15/28	1,374	1,341
	Kimco Realty OP LLC	2.800%	10/1/26	210	203
	Kimco Realty OP LLC	3.800%	4/1/27	316	309
	Mid-America Apartments LP	1.100%	9/15/26	1,045	984
	Mid-America Apartments LP	3.600%	6/1/27	106	103
	Mid-America Apartments LP	3.950%	3/15/29	716	690
24

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NNN REIT Inc.	4.300%	10/15/28	60	59
	NNN REIT Inc.	2.500%	4/15/30	130	114
	Omega Healthcare Investors Inc.	5.250%	1/15/26	1,080	1,082
	Omega Healthcare Investors Inc.	4.500%	4/1/27	150	148
	Omega Healthcare Investors Inc.	4.750%	1/15/28	380	375
	Omega Healthcare Investors Inc.	3.625%	10/1/29	1,559	1,438
[3]	Ontario Teachers Cadillac Fairview Properties Trust	3.875%	3/20/27	200	195
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	45	46
[3]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	35	34
	Piedmont Operating Partnership LP	6.875%	7/15/29	590	606
[7]	Prologis International Funding II SA	3.625%	3/7/30	200	210
	Prologis LP	2.125%	4/15/27	580	549
	Prologis LP	3.375%	12/15/27	400	387
	Prologis LP	4.875%	6/15/28	1,480	1,484
	Prologis LP	3.875%	9/15/28	13	13
	Public Storage Operating Co.	1.850%	5/1/28	1,130	1,030
	Public Storage Operating Co.	5.125%	1/15/29	640	647
	Realty Income Corp.	0.750%	3/15/26	292	278
	Realty Income Corp.	4.875%	6/1/26	3,480	3,489
	Realty Income Corp.	4.125%	10/15/26	1,646	1,630
[10]	Realty Income Corp.	1.875%	1/14/27	182	213
	Realty Income Corp.	3.000%	1/15/27	480	464
	Realty Income Corp.	3.200%	1/15/27	205	199
[10]	Realty Income Corp.	1.125%	7/13/27	400	454
	Realty Income Corp.	2.200%	6/15/28	280	256
	Realty Income Corp.	4.750%	2/15/29	1,160	1,151
	Realty Income Corp.	4.000%	7/15/29	380	366
[10]	Realty Income Corp.	5.000%	10/15/29	300	369
[7]	Realty Income Corp.	4.875%	7/6/30	319	354
	Regency Centers LP	3.600%	2/1/27	50	49
	Regency Centers LP	2.950%	9/15/29	127	116
	Sabra Health Care LP	5.125%	8/15/26	758	758
	Sabra Health Care LP	3.900%	10/15/29	1,103	1,031
	Service Properties Trust	5.500%	12/15/27	65	61
	Simon Property Group LP	3.250%	11/30/26	800	780
	Simon Property Group LP	1.375%	1/15/27	1,050	984
	Store Capital LLC	4.500%	3/15/28	180	175
	Sun Communities Operating LP	2.300%	11/1/28	100	90
	Sun Communities Operating LP	5.500%	1/15/29	1,130	1,137
	UDR Inc.	2.950%	9/1/26	400	388
	Ventas Realty LP	3.250%	10/15/26	765	744
	Welltower OP LLC	4.250%	4/1/26	195	194
	Welltower OP LLC	4.250%	4/15/28	190	186
	Welltower OP LLC	2.050%	1/15/29	1,390	1,243
	Welltower OP LLC	4.125%	3/15/29	638	618
	Welltower OP LLC	3.100%	1/15/30	795	724
	Weyerhaeuser Co.	6.950%	10/1/27	151	159
[3]	XHR LP	4.875%	6/1/29	20	19
[3]	XHR LP	6.625%	5/15/30	25	25
					84,970
Technology (5.0%)
	Accenture Capital Inc.	4.050%	10/4/29	1,248	1,211
	Applied Materials Inc.	4.800%	6/15/29	1,440	1,445
	Atlassian Corp.	5.250%	5/15/29	920	926
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	2,910	2,864
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	350	337
	Broadcom Inc.	3.459%	9/15/26	917	900
	Broadcom Inc.	5.050%	7/12/27	2,865	2,892
[3]	Broadcom Inc.	1.950%	2/15/28	702	643
	Broadcom Inc.	4.150%	2/15/28	1,850	1,819
	Broadcom Inc.	4.110%	9/15/28	2,170	2,119
	Broadcom Inc.	4.750%	4/15/29	890	884
	Broadcom Inc.	5.050%	7/12/29	2,865	2,875
	Broadcom Inc.	4.350%	2/15/30	2,110	2,052
	Cadence Design Systems Inc.	4.200%	9/10/27	1,110	1,097
	Cadence Design Systems Inc.	4.300%	9/10/29	2,220	2,176
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	65	64
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	15	15
	Cisco Systems Inc.	4.850%	2/26/29	3,260	3,279
25

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cloud Software Group Inc.	6.500%	3/31/29	110	108
[3]	Cloud Software Group Inc.	8.250%	6/30/32	130	134
	Cotiviti Corp.	7.625%	4/30/31	260	261
	Dell International LLC / EMC Corp.	6.020%	6/15/26	4,807	4,877
	Dell International LLC / EMC Corp.	4.900%	10/1/26	2,700	2,706
	Dell International LLC / EMC Corp.	6.100%	7/15/27	310	319
	Dell International LLC / EMC Corp.	5.250%	2/1/28	3,245	3,282
	Dell International LLC / EMC Corp.	5.300%	10/1/29	2,480	2,505
[3]	Diebold Nixdorf Inc.	7.750%	3/31/30	20	21
	DXC Technology Co.	1.800%	9/15/26	1,330	1,258
	DXC Technology Co.	2.375%	9/15/28	940	847
[3]	Ellucian Holdings Inc.	6.500%	12/1/29	60	60
[3]	Entegris Inc.	4.750%	4/15/29	120	115
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	4,615	4,591
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	675	668
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	4,437	4,323
	HP Inc.	1.450%	6/17/26	74	71
	HP Inc.	3.000%	6/17/27	650	623
	HP Inc.	4.750%	1/15/28	83	83
	Intel Corp.	4.875%	2/10/26	382	382
	Intel Corp.	3.750%	3/25/27	150	146
	Intel Corp.	3.750%	8/5/27	3,860	3,743
	Intel Corp.	4.875%	2/10/28	2,479	2,465
	Intel Corp.	2.450%	11/15/29	4,704	4,125
	International Business Machines Corp.	3.300%	5/15/26	4,565	4,484
	International Business Machines Corp.	4.500%	2/6/28	440	437
	International Business Machines Corp.	3.500%	5/15/29	750	711
	Microchip Technology Inc.	4.900%	3/15/28	1,376	1,371
	Microchip Technology Inc.	5.050%	2/15/30	1,166	1,158
	NXP BV / NXP Funding LLC	5.350%	3/1/26	520	522
	NXP BV / NXP Funding LLC	5.550%	12/1/28	29	29
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	870	861
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	535	518
	Oracle Corp.	1.650%	3/25/26	5,471	5,274
	Oracle Corp.	2.650%	7/15/26	3,202	3,106
	Oracle Corp.	2.800%	4/1/27	1,300	1,248
	Oracle Corp.	3.250%	11/15/27	1,150	1,105
	Oracle Corp.	2.300%	3/25/28	450	416
	Oracle Corp.	4.500%	5/6/28	2,360	2,337
	Oracle Corp.	4.200%	9/27/29	8,791	8,487
	Roper Technologies Inc.	3.800%	12/15/26	366	360
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,542
[3]	SS&C Technologies Inc.	5.500%	9/30/27	80	79
	Teledyne Technologies Inc.	1.600%	4/1/26	2,650	2,546
	Teledyne Technologies Inc.	2.250%	4/1/28	677	623
	Texas Instruments Inc.	4.600%	2/8/29	950	947
[3]	UKG Inc.	6.875%	2/1/31	65	66
	VMware LLC	1.400%	8/15/26	3,296	3,122
	VMware LLC	4.650%	5/15/27	138	137
	VMware LLC	3.900%	8/21/27	635	621
	VMware LLC	1.800%	8/15/28	2,767	2,482
	Western Digital Corp.	2.850%	2/1/29	150	133
	Workday Inc.	3.500%	4/1/27	1,350	1,315
	Workday Inc.	3.700%	4/1/29	377	359
					117,707
Utilities (5.6%)
	AEP Texas Inc.	5.450%	5/15/29	1,060	1,074
	AEP Transmission Co. LLC	3.100%	12/1/26	580	564
	AES Corp.	5.450%	6/1/28	1,080	1,086
[5,9]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.425%	1/8/26	500	310
	Alabama Power Co.	3.750%	9/1/27	1,522	1,488
[3]	Alliant Energy Finance LLC	5.400%	6/6/27	560	564
[3]	Alpha Generation LLC	6.750%	10/15/32	15	15
	Ameren Corp.	3.650%	2/15/26	260	257
	Ameren Corp.	5.700%	12/1/26	3,980	4,045
	Ameren Corp.	1.950%	3/15/27	1,084	1,019
	Ameren Corp.	1.750%	3/15/28	690	624
	Ameren Corp.	5.000%	1/15/29	4,990	4,990
	American Electric Power Co. Inc.	5.750%	11/1/27	916	938
26

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Electric Power Co. Inc.	5.200%	1/15/29	1,130	1,138
[9]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	920	536
[9]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	380	229
[3]	Calpine Corp.	4.500%	2/15/28	65	62
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	800	809
	CenterPoint Energy Inc.	1.450%	6/1/26	2,010	1,919
	CenterPoint Energy Inc.	5.250%	8/10/26	1,740	1,753
	CenterPoint Energy Inc.	5.400%	6/1/29	2,054	2,077
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	360	363
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	230	220
	Colbun SA	3.950%	10/11/27	200	192
[3]	Comision Federal de Electricidad	5.700%	1/24/30	1,512	1,452
	Consumers Energy Co.	4.650%	3/1/28	2,550	2,541
	Consumers Energy Co.	4.600%	5/30/29	1,263	1,251
	Dominion Energy Inc.	1.450%	4/15/26	1,188	1,139
	Dominion Energy Inc.	2.850%	8/15/26	500	485
	Dominion Energy Inc.	4.250%	6/1/28	64	63
	DTE Energy Co.	2.850%	10/1/26	1,540	1,492
	DTE Energy Co.	4.950%	7/1/27	1,530	1,536
	DTE Energy Co.	4.875%	6/1/28	610	608
	DTE Energy Co.	5.100%	3/1/29	1,800	1,804
	DTE Energy Co.	3.400%	6/15/29	905	846
	Duke Energy Carolinas LLC	6.000%	12/1/28	8	8
	Duke Energy Corp.	2.650%	9/1/26	709	686
	Duke Energy Corp.	4.850%	1/5/27	1,370	1,373
	Duke Energy Corp.	3.150%	8/15/27	21	20
	Duke Energy Corp.	5.000%	12/8/27	700	705
	Duke Energy Corp.	4.300%	3/15/28	1,095	1,078
	Duke Energy Corp.	3.400%	6/15/29	530	496
[3]	Electricite de France SA	5.700%	5/23/28	310	315
[3]	Electricite de France SA	4.500%	9/21/28	200	195
[7]	Elia Transmission Belgium SA	3.000%	4/7/29	200	208
	Entergy Corp.	2.950%	9/1/26	3,470	3,369
	Entergy Corp.	1.900%	6/15/28	430	388
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,155
	Essential Utilities Inc.	4.800%	8/15/27	770	769
	Evergy Kansas Central Inc.	2.550%	7/1/26	647	628
	Eversource Energy	4.750%	5/15/26	1,400	1,398
	Eversource Energy	1.400%	8/15/26	710	672
	Eversource Energy	2.900%	3/1/27	1,658	1,591
	Eversource Energy	4.600%	7/1/27	1,100	1,092
	Eversource Energy	5.450%	3/1/28	1,670	1,691
	Exelon Corp.	3.400%	4/15/26	500	492
	Exelon Corp.	2.750%	3/15/27	1,404	1,344
	Exelon Corp.	5.150%	3/15/28	2,700	2,716
	Exelon Corp.	5.150%	3/15/29	940	944
	FirstEnergy Corp.	1.600%	1/15/26	370	357
	FirstEnergy Corp.	3.900%	7/15/27	115	112
[3]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	290	291
[3]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	540	542
	Georgia Power Co.	5.004%	2/23/27	550	554
	Georgia Power Co.	4.650%	5/16/28	3,490	3,475
	ITC Holdings Corp.	3.250%	6/30/26	300	293
[3]	ITC Holdings Corp.	4.950%	9/22/27	765	766
	ITC Holdings Corp.	3.350%	11/15/27	886	853
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	350	340
	National Fuel Gas Co.	5.500%	1/15/26	295	296
	National Fuel Gas Co.	5.500%	10/1/26	725	730
[7]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	700	738
	National Grid plc	5.602%	6/12/28	1,020	1,040
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	237	228
[9]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	1,270	719
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	1,840	1,844
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	870	822
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	998
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	155	148
	NiSource Inc.	5.250%	3/30/28	1,330	1,341
	NiSource Inc.	5.200%	7/1/29	1,360	1,370
	NSTAR Electric Co.	3.200%	5/15/27	1,375	1,328
	OGE Energy Corp.	5.450%	5/15/29	500	507
27

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	1,790	1,767
[3]	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	800	792
	Pacific Gas & Electric Co.	3.150%	1/1/26	4,112	4,039
	Pacific Gas & Electric Co.	2.100%	8/1/27	586	546
	Pacific Gas & Electric Co.	5.550%	5/15/29	2,590	2,631
	PacifiCorp	5.100%	2/15/29	537	540
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	260	244
	PG&E Recovery Funding LLC	5.045%	7/15/34	740	741
	Public Service Enterprise Group Inc.	5.850%	11/15/27	2,440	2,508
	Public Service Enterprise Group Inc.	5.875%	10/15/28	2,240	2,310
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,400	1,415
[3]	Rayburn Country Securitization LLC	2.307%	12/1/32	227	209
	Sempra	6.625%	4/1/55	650	649
	Southern California Edison Co.	1.200%	2/1/26	200	193
	Southern California Edison Co.	5.350%	3/1/26	220	222
	Southern California Edison Co.	4.400%	9/6/26	1,650	1,643
	Southern California Edison Co.	4.875%	2/1/27	1,920	1,926
	Southern California Edison Co.	5.300%	3/1/28	760	769
	Southern California Edison Co.	5.650%	10/1/28	830	850
	Southern California Gas Co.	2.950%	4/15/27	825	794
	Southern Co.	3.250%	7/1/26	350	343
	Southern Co.	5.113%	8/1/27	1,925	1,940
	Southern Co.	1.750%	3/15/28	30	27
	Southern Co.	4.850%	6/15/28	2,060	2,062
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	150	147
	Southern Power Co.	0.900%	1/15/26	300	288
	Southwestern Electric Power Co.	1.650%	3/15/26	1,230	1,184
	Southwestern Electric Power Co.	4.100%	9/15/28	640	621
	Tampa Electric Co.	4.900%	3/1/29	1,170	1,169
	Union Electric Co.	2.950%	6/15/27	535	514
[9]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/28	600	340
	Virginia Electric & Power Co.	2.950%	11/15/26	1,630	1,582
	Virginia Electric & Power Co.	3.500%	3/15/27	1,370	1,335
	Virginia Electric & Power Co.	3.750%	5/15/27	800	783
	Virginia Electric & Power Co.	3.800%	4/1/28	540	524
[3]	Vistra Operations Co. LLC	5.500%	9/1/26	220	219
[3]	Vistra Operations Co. LLC	5.050%	12/30/26	390	390
	WEC Energy Group Inc.	4.750%	1/9/26	4,890	4,891
	WEC Energy Group Inc.	5.150%	10/1/27	1,045	1,056
	WEC Energy Group Inc.	1.375%	10/15/27	810	739
	WEC Energy Group Inc.	4.750%	1/15/28	1,680	1,677
	Xcel Energy Inc.	3.350%	12/1/26	735	716
	Xcel Energy Inc.	1.750%	3/15/27	1,175	1,100
	Xcel Energy Inc.	4.000%	6/15/28	1,320	1,277
	Xcel Energy Inc.	2.600%	12/1/29	200	179
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	400	465
					132,870
Total Corporate Bonds (Cost $1,801,811)					1,791,964
Floating Rate Loan Interests (0.3%)
[5]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	6.132%	9/23/30	94	94
[5]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.107%	9/30/31	70	70
[5,14]	Alterra Mountain Co.	—%	5/31/30	35	35
[5]	Alterra Mountain Co. Term Loan B-7, TSFR1M + 3.000%	7.333%	5/31/30	75	75
[5]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	9.339%	4/20/28	200	205
[5]	AmWINS Group Inc. Term Loan B, TSFR1M + 2.250%	6.731%	2/22/28	20	20
[5]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.747%	8/21/28	74	74
[5]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	7.683%	5/10/27	212	213
[5]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.147%	10/16/31	229	231
[5]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.500%	7.071%	1/31/31	35	35
[5]	Champ Acquisition Corp. Term Loan B, TSFR3M + 4.500%	8.839%	11/25/31	15	15
[5]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.345%	8/18/28	207	208
[5]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.897%	5/6/30	90	91
[5]	Cloud Software Group Inc. Term Loan B, TSFR1M + 4.000%	9.071%	3/29/29	11	11
[5]	EMRLD Borrower LP Term Loan B, TSFR1M + 2.500%	7.059%	8/4/31	120	120
[5]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.345%	4/23/31	354	356
[5]	Frontier Communications Corp. Term Loan B, TSFR3M + 3.500%	7.745%	7/1/31	30	30
[5]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.583%	11/4/31	115	115
[5]	Grant Thornton Advisors LLC Term Loan B, TSFR1M + 3.250%	7.607%	5/30/31	130	130
28

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Grant Thornton Advisors LLC Term Loan B, TSFR3M + 2.750%	7.083%	5/30/31	21	21
[5]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.000%	7.333%	2/18/31	79	80
[5]	HUB International Ltd. Term Loan B, TSFR3M + 2.750%	7.339%	6/20/30	75	75
[5]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.833%	5/19/31	150	150
[5]	McAfee LLC Term Loan B, TSFR1M + 3.250%	7.607%	3/1/29	39	39
[5]	Medline Borrower LP Term Loan B, TSFR1M + 2.250%	6.583%	10/23/28	142	142
[5]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.132%	4/16/29	23	23
[5]	Pactiv Evergreen Group Holdings Inc. Term Loan B-4, TSFR1M + 2.500%	6.959%	9/25/28	33	33
[5]	Raven Acquisition Holdings LLC Term Loan B, TSFR1M + 3.250%	7.620%	11/20/31	51	52
[5]	Rocket Software Inc. Term Loan B, TSFR1M + 4.250%	8.587%	11/28/28	15	15
[5]	Ryan Specialty Group LLC Term Loan B, TSFR1M + 2.250%	6.694%	9/15/31	35	35
[5]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR3M + 3.000%	7.585%	7/31/31	234	236
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.406%	11/6/28	544	545
[5]	Sophia LP Term Loan, TSFR1M + 4.750%	9.106%	11/22/32	70	71
[5]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.075%	9/30/30	104	102
[5]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	7.382%	3/22/30	74	75
[5]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.205%	5/6/32	84	86
[5]	UFC Holdings LLC Term Loan B, TSFR3M + 2.250%	6.606%	11/21/31	40	40
[5]	UKG Inc. Term Loan B, TSFR3M + 3.000%	7.617%	2/10/31	213	214
[5]	United Airlines Inc. Term Loan B, PRIME + 1.000%	6.571%	2/24/31	17	17
[5]	W.R. Grace & Co. Conn. Term Loan B, TSFR3M + 3.250%	7.555%	9/22/28	40	40
[5]	Western Digital Corp. Term Loan A-2, PRIME + 0.375%	5.808%	1/7/27	2,991	2,901
Total Floating Rate Loan Interests (Cost $7,128)					7,120
Sovereign Bonds (1.8%)
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	224
	Corp. Andina de Fomento	4.750%	4/1/26	704	703
[3]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	46
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,000	926
[7]	Crelan SA	5.750%	1/26/28	1,000	1,110
	Federative Republic of Brazil	8.750%	2/4/25	629	629
	Fondo MIVIVIENDA SA	4.625%	4/12/27	258	254
	Kingdom of Morocco	2.375%	12/15/27	670	611
[3]	Kingdom of Saudi Arabia	4.750%	1/16/30	2,332	2,288
[3]	Korea Electric Power Corp.	5.375%	7/31/26	1,480	1,492
[3]	Korea National Oil Corp.	4.125%	9/30/27	1,291	1,270
[3]	KSA Sukuk Ltd.	5.250%	6/4/27	8,880	8,947
	KSA Sukuk Ltd.	5.250%	6/4/27	700	705
[15]	Magyar Export-Import Bank Zrt	6.125%	12/4/27	600	604
[7,15]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	553
[3]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	1,008	999
[7]	Republic of Chile	0.100%	1/26/27	120	117
	Republic of Chile	2.750%	1/31/27	1,000	953
	Republic of Colombia	3.875%	4/25/27	1,596	1,524
	Republic of Colombia	3.000%	1/30/30	1,329	1,106
	Republic of Colombia	3.125%	4/15/31	895	711
	Republic of Guatemala	4.875%	2/13/28	200	193
	Republic of Indonesia	3.500%	1/11/28	200	191
[7]	Republic of Korea	0.000%	10/15/26	257	254
	Republic of Paraguay	5.000%	4/15/26	684	680
	Republic of Peru	2.392%	1/23/26	264	256
	Republic of Peru	4.125%	8/25/27	301	294
	Republic of Peru	2.844%	6/20/30	1,325	1,165
	Republic of Peru	2.783%	1/23/31	1,098	936
[7]	Republic of Poland	3.625%	11/29/30	182	197
	Republic of Serbia	6.250%	5/26/28	201	204
[7]	Republic of Serbia	1.000%	9/23/28	200	186
[7]	Republic of Serbia	1.500%	6/26/29	405	378
	Republic of South Africa	4.300%	10/12/28	662	619
	Republic of South Africa	4.850%	9/30/29	227	211
	Republic of Uzbekistan	7.850%	10/12/28	220	227
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	755
[7]	State of Israel	1.500%	1/16/29	130	124
	State of Israel	5.375%	3/12/29	690	688
	State of Israel	2.500%	1/15/30	200	174
	Sultanate of Oman	4.750%	6/15/26	2,375	2,350
	United Mexican States	3.750%	1/11/28	357	339
	United Mexican States	5.400%	2/9/28	200	198
	United Mexican States	4.500%	4/22/29	232	221
	United Mexican States	5.000%	5/7/29	5,010	4,830
29

Short-Term Investment-Grade Portfolio
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States		3.250%	4/16/30	757	659
	United Mexican States		2.659%	5/24/31	800	648
	United Mexican States		4.875%	5/19/33	200	179
Total Sovereign Bonds (Cost $43,467)						42,928
Taxable Municipal Bonds (0.1%)
[16]	New Jersey Economic Development Authority Appropriations Revenue		7.425%	2/15/29	425	449
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	115	110
	State Board of Administration Finance Corp. Miscellaneous Revenue		1.705%	7/1/27	815	756
Total Taxable Municipal Bonds (Cost $1,358)						1,315
					Shares
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[17]	Vanguard Market Liquidity Fund (Cost $33,267)		4.466%		332,680	33,268
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	WFB	1/16/25	4.100%	18,050	27
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	BANA	1/16/25	4.100%	18,050	27
Total Options Purchased (Cost $—)						54
Total Investments (99.9%) (Cost $2,374,176)						2,361,869
Other Assets and Liabilities—Net (0.1%)						3,172
Net Assets (100%)						2,365,041
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,583,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $846,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $191,767,000, representing 8.1% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Face amount denominated in euro.
8	Guaranteed by the Republic of Azerbaijan.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in British pounds.
11	Security value determined using significant unobservable inputs.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of December 31, 2024.
13	Non-income-producing security—security in default.
14	Represents an unsettled loan as of December 31, 2024. The coupon rate is not known until the settlement date.
15	Guaranteed by the Republic of Hungary.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
WFB—Wells Fargo Bank N.A.

30

Short-Term Investment-Grade Portfolio
Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Grant Thornton Advisors LLC	2	2	—	—
Raven Acquisition Holdings LLC	4	4	—	—

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	BANA	1/16/25	3.850%	18,050	(89)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	WFB	1/16/25	3.850%	18,050	(90)
Total Options Written (Premiums Received $—)					(179)
BANA—Bank of America, N.A.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	172	35,365	(12)
5-Year U.S. Treasury Note	March 2025	114	12,119	13
				1

Short Futures Contracts
10-Year Japanese Government Bond	March 2025	(8)	(7,215)	26
10-Year U.S. Treasury Note	March 2025	(28)	(3,045)	52
AUD 3-Year Treasury Bond	March 2025	(38)	(2,497)	9
Euro-Bobl	March 2025	(152)	(18,557)	233
Euro-Schatz	March 2025	(73)	(8,090)	30
Long Gilt	March 2025	(10)	(1,157)	30
Long U.S. Treasury Bond	March 2025	(2)	(228)	7
Ultra 10-Year U.S. Treasury Note	March 2025	(1)	(111)	3
				390
				391

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	1/29/25	USD	8,932	AUD	13,769	409	—
Toronto-Dominion Bank	3/19/25	USD	796	AUD	1,278	5	—
Royal Bank of Canada	3/19/25	USD	34,701	EUR	33,255	133	—
HSBC Bank plc	3/19/25	USD	316	EUR	301	2	—
Toronto-Dominion Bank	3/19/25	USD	70	EUR	67	—	—
31

Short-Term Investment-Grade Portfolio
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of Montreal	2/4/25	USD	6,726	GBP	5,368	8	—
HSBC Bank plc	3/19/25	USD	249	JPY	38,765	1	—
						558	—
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/21/29	USD	27,940	5.000	2,200	120
CDX-NA-IG-S43-V1	12/21/29	USD	59,441	1.000	1,349	20
					3,549	140
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	1	—	1	—
American Express Co./A2	12/23/25	GSI	100	1.000	1	1	—	—
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Chubb INA Holdings LLC/A2	12/23/25	GSI	100	1.000	1	1	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
Enbridge Inc./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	1	—	1	—
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
Lincoln National Corp./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	—	—	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	—	—	—	—
Republic of Chile/A2	12/21/29	JPMC	120	1.000	2	2	—	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	1	—	1	—
32

Short-Term Investment-Grade Portfolio
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	—	—	—	—
					21	12	9	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/11/25	N/A	47,000	4.132[1]	(4.480)[2]	(36)	(36)
12/11/26	N/A	24,000	4.480[3]	(3.931)[4]	77	77
7/23/27	N/A	22,000	4.074[4]	(4.974)[3]	(89)	(89)
5/17/28	5/17/27[5]	15,955	3.679[1]	(0.000)[2]	(47)	(47)
5/17/28	5/17/27[5]	15,701	3.701[1]	(0.000)[2]	(43)	(43)
5/24/28	5/24/27[5]	15,575	3.762[1]	(0.000)[2]	(34)	(34)
7/5/29	N/A	2,270	2.530[1]	(0.000)[6]	14	14
7/5/29	N/A	2,090	2.525[1]	(0.000)[6]	13	13
7/5/29	N/A	2,090	2.523[1]	(0.000)[6]	12	12
7/10/29	N/A	2,697	2.491[1]	(0.000)[6]	11	11
7/10/29	N/A	2,320	2.484[1]	(0.000)[6]	9	9
7/15/29	N/A	2,325	2.420[1]	(0.000)[6]	2	2
7/18/29	N/A	2,325	2.449[1]	(0.000)[6]	5	5
7/19/29	N/A	2,325	2.437[1]	(0.000)[6]	3	3
7/23/29	N/A	14,000	4.974[3]	(3.874)[4]	169	169
8/1/29	N/A	2,330	2.394[1]	(0.000)[6]	(2)	(2)
8/5/29	N/A	2,325	2.363[1]	(0.000)[6]	(6)	(6)
5/17/34	5/17/29[5]	3,711	0.000[3]	(3.799)[4]	41	41
5/17/34	5/17/29[5]	3,653	0.000[3]	(3.833)[4]	36	36
5/24/34	5/24/29[5]	3,623	0.000[3]	(3.865)[4]	31	31
7/5/54	N/A	500	0.000[6]	(2.522)[1]	(12)	(12)
7/5/54	N/A	460	0.000[6]	(2.519)[1]	(11)	(11)
7/5/54	N/A	460	0.000[6]	(2.524)[1]	(11)	(11)
7/10/54	N/A	580	0.000[6]	(2.510)[1]	(12)	(12)
7/10/54	N/A	500	0.000[6]	(2.499)[1]	(10)	(10)
7/15/54	N/A	500	0.000[6]	(2.469)[1]	(7)	(7)
7/18/54	N/A	500	0.000[6]	(2.501)[1]	(10)	(10)
7/19/54	N/A	500	0.000[6]	(2.482)[1]	(8)	(8)
8/1/54	N/A	500	0.000[6]	(2.454)[1]	(5)	(5)
8/5/54	N/A	500	0.000[6]	(2.411)[1]	(1)	(1)
					79	79
1 Interest payment received/paid at maturity.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Interest payment received/paid annually.
5 Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
6 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,340,909)	2,328,601
Affiliated Issuers (Cost $33,267)	33,268
Total Investments in Securities	2,361,869
Investment in Vanguard	61
Cash	7
Foreign Currency, at Value (Cost $506)	504
Receivables for Investment Securities Sold	33,228
Receivables for Accrued Income	24,896
Receivables for Capital Shares Issued	1,605
Unrealized Appreciation—Floating Rate Loan Commitments	—
Swap Premiums Paid	12
Variation Margin Receivable—Centrally Cleared Swap Contracts	30
Unrealized Appreciation—Forward Currency Contracts	558
Unrealized Appreciation—Over-the-Counter Swap Contracts	9
Total Assets	2,422,779
Liabilities
Payables for Investment Securities Purchased	55,200
Payables for Capital Shares Redeemed	2,203
Payables to Vanguard	141
Unrealized Depreciation—Floating Rate Loan Commitments	—
Options Written, at Value (Premiums Received $0)	179
Variation Margin Payable—Futures Contracts	15
Total Liabilities	57,738
Net Assets	2,365,041
At December 31, 2024, net assets consisted of:

Paid-in Capital	2,387,791
Total Distributable Earnings (Loss)	(22,750)
Net Assets	2,365,041

Net Assets
Applicable to 226,913,645 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,365,041
Net Asset Value Per Share	$10.42

See accompanying Notes, which are an integral part of the Financial Statements.
34

Short-Term Investment-Grade Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest[1]	96,674
Total Income	96,674
Expenses
The Vanguard Group—Note B
Investment Advisory Services	259
Management and Administrative	2,550
Marketing and Distribution	127
Custodian Fees	75
Auditing Fees	39
Shareholders’ Reports and Proxy Fees	22
Trustees’ Fees and Expenses	1
Other Expenses	15
Total Expenses	3,088
Expenses Paid Indirectly	(2)
Net Expenses	3,086
Net Investment Income	93,588
Realized Net Gain (Loss)
Investment Securities Sold[1]	(11,624)
Futures Contracts	605
Options Purchased	(1,290)
Options Written	333
Swap Contracts	1,453
Forward Currency Contracts	2,715
Foreign Currencies	(16)
Realized Net Gain (Loss)	(7,824)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	16,690
Floating Rate Loan Commitments	—
Futures Contracts	820
Options Purchased	151
Options Written	(179)
Swap Contracts	211
Forward Currency Contracts	937
Foreign Currencies	(36)
Change in Unrealized Appreciation (Depreciation)	18,594
Net Increase (Decrease) in Net Assets Resulting from Operations	104,358
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $961,000, $3,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Short-Term Investment-Grade Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	93,588	74,683
Realized Net Gain (Loss)	(7,824)	(45,156)
Change in Unrealized Appreciation (Depreciation)	18,594	100,266
Net Increase (Decrease) in Net Assets Resulting from Operations	104,358	129,793
Distributions
Total Distributions	(77,519)	(45,828)
Capital Share Transactions
Issued	534,613	393,407
Issued in Lieu of Cash Distributions	77,519	45,828
Redeemed	(453,501)	(498,753)
Net Increase (Decrease) from Capital Share Transactions	158,631	(59,518)
Total Increase (Decrease)	185,470	24,447
Net Assets
Beginning of Period	2,179,571	2,155,124
End of Period	2,365,041	2,179,571

See accompanying Notes, which are an integral part of the Financial Statements.
36

Short-Term Investment-Grade Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.31	$9.92	$10.78	$11.12	$10.84
Investment Operations
Net Investment Income[1]	.436	.342	.202	.166	.238
Net Realized and Unrealized Gain (Loss) on Investments	.053	.259	(.815)	(.216)	.336
Total from Investment Operations	.489	.601	(.613)	(.050)	.574
Distributions
Dividends from Net Investment Income	(.379)	(.211)	(.167)	(.233)	(.294)
Distributions from Realized Capital Gains	—	—	(.080)	(.057)	—
Total Distributions	(.379)	(.211)	(.247)	(.290)	(.294)
Net Asset Value, End of Period	$10.42	$10.31	$9.92	$10.78	$11.12
Total Return	4.89%	6.16%	-5.72%	-0.45%	5.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,365	$2,180	$2,155	$2,288	$2,234
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.14%[2]	0.14%[2]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	4.25%	3.43%	2.00%	1.52%	2.18%
Portfolio Turnover Rate[3]	72%	99%	86%	78%	89%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 2%, 5%, 10%, 5%, and 7%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Short-Term Investment-Grade Portfolio
Notes to Financial Statements
The Short-Term Investment-Grade Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options
38

Short-Term Investment-Grade Portfolio
generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended December 31, 2024, the portfolio’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented 3% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2024, the portfolio’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is
39

Short-Term Investment-Grade Portfolio
physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.The portfolio enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The portfolio enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended December 31, 2024, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 5% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment
40

Short-Term Investment-Grade Portfolio
objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $61,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the portfolio’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
41

Short-Term Investment-Grade Portfolio
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	356,933	—	356,933
Asset-Backed/Commercial Mortgage-Backed Securities	—	128,287	—	128,287
Corporate Bonds	—	1,791,964	—	1,791,964
Floating Rate Loan Interests	—	7,120	—	7,120
Sovereign Bonds	—	42,928	—	42,928
Taxable Municipal Bonds	—	1,315	—	1,315
Temporary Cash Investments	33,268	—	—	33,268
Options Purchased	—	54	—	54
Total	33,268	2,328,601	—	2,361,869
Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	403	—	—	403
Forward Currency Contracts	—	558	—	558
Swap Contracts	563[1]	9	—	572
Total	966	567	—	1,533
Liabilities
Options Written	—	(179)	—	(179)
Futures Contracts[1]	(12)	—	—	(12)
Swap Contracts	(344)[1]	—	—	(344)
Total	(356)	(179)	—	(535)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At December 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	54	—	—	54
Swap Premiums Paid	—	—	12	12
Unrealized Appreciation—Futures Contracts[1]	403	—	—	403
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	423	—	140	563
Unrealized Appreciation—Forward Currency Contracts	—	558	—	558
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	9	9
Total Assets	880	558	161	1,599

Options Written, at Value	(179)	—	—	(179)
Unrealized Depreciation—Futures Contracts[1]	(12)	—	—	(12)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(344)	—	—	(344)
Total Liabilities	(535)	—	—	(535)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
42

Short-Term Investment-Grade Portfolio
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	605	—	—	605
Options Purchased	160	—	(1,450)	(1,290)
Options Written	119	—	214	333
Swap Contracts	(218)	—	1,671	1,453
Forward Currency Contracts	—	2,715	—	2,715
Realized Net Gain (Loss) on Derivatives	666	2,715	435	3,816
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	820	—	—	820
Options Purchased	54	—	97	151
Options Written	(179)	—	—	(179)
Swap Contracts	65	—	146	211
Forward Currency Contracts	—	937	—	937
Change in Unrealized Appreciation (Depreciation) on Derivatives	760	937	243	1,940
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	91,889
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(9,872)
Capital Loss Carryforwards	(104,767)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(22,750)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	77,519	45,828
Long-Term Capital Gains	—	—
Total	77,519	45,828
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, floating rate loan commitments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,371,757
Gross Unrealized Appreciation	16,395
Gross Unrealized Depreciation	(26,267)
Net Unrealized Appreciation (Depreciation)	(9,872)
43

Short-Term Investment-Grade Portfolio
G.	During the year ended December 31, 2024, the portfolio purchased $1,034,955,000 of investment securities and sold $945,929,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $723,707,000 and $608,697,000, respectively.
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	51,897	39,448
Issued in Lieu of Cash Distributions	7,752	4,648
Redeemed	(44,109)	(49,951)
Net Increase (Decrease) in Shares Outstanding	15,540	(5,855)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 58%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs or lead to the realization of taxable capital gains.
J.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
44

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
45

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $10,248,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690ST 022025
46

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Small Company Growth Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	18
Tax information	19

Small Company Growth Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.9%)
Communication Services (5.2%)
*	Cargurus Inc.	585,058	21,378
*	Ziff Davis Inc.	392,559	21,332
*	IAC Inc.	244,325	10,540
	Iridium Communications Inc.	281,560	8,171
*	ZipRecruiter Inc. Class A	734,517	5,318
*	Yelp Inc.	70,337	2,722
	Playtika Holding Corp.	306,981	2,131
*	Clear Channel Outdoor Holdings Inc.	1,122,746	1,538
*	Anterix Inc.	49,490	1,518
*	Vimeo Inc.	235,261	1,506
*	EverQuote Inc. Class A	63,304	1,265
*	Mediaalpha Inc. Class A	53,438	603
*	Bandwidth Inc. Class A	21,528	366
*	Roku Inc.	4,048	301
*	Madison Square Garden Entertainment Corp.	7,837	279
*	DHI Group Inc.	116,046	205
*	Magnite Inc.	11,301	180
			79,353
Consumer Discretionary (10.6%)
	Churchill Downs Inc.	178,852	23,884
*	Chewy Inc. Class A	367,571	12,310
*	Norwegian Cruise Line Holdings Ltd.	265,784	6,839
*	Abercrombie & Fitch Co. Class A	40,949	6,121
	Texas Roadhouse Inc.	32,679	5,896
*	frontdoor Inc.	89,709	4,904
*	Sportradar Group AG Class A	276,573	4,796
*	Sally Beauty Holdings Inc.	454,728	4,752
	Pool Corp.	12,840	4,378
	Wingstop Inc.	15,079	4,285
	Travel & Leisure Co.	77,981	3,934
*	Duolingo Inc.	12,043	3,905
	Toll Brothers Inc.	29,694	3,740
*	Skechers USA Inc. Class A	55,037	3,701
*	Carvana Co.	17,961	3,653
*	Etsy Inc.	68,501	3,623
*	Cava Group Inc.	29,591	3,338
*	Adtalem Global Education Inc.	36,691	3,333
	Hasbro Inc.	58,761	3,285
*	Brinker International Inc.	24,355	3,222
*	Fox Factory Holding Corp.	103,118	3,121
*	Tri Pointe Homes Inc.	85,381	3,096
*	Urban Outfitters Inc.	49,782	2,732
*	Dorman Products Inc.	20,253	2,624
*	Deckers Outdoor Corp.	12,552	2,549
*	Shake Shack Inc. Class A	17,313	2,247
*	Warby Parker Inc. Class A	80,132	1,940
*	Light & Wonder Inc.	22,227	1,920
*	Rush Street Interactive Inc.	134,496	1,845
	American Eagle Outfitters Inc.	96,536	1,609
*	Dave & Buster's Entertainment Inc.	54,641	1,595
*	Gentherm Inc.	35,873	1,432
*	Modine Manufacturing Co.	11,563	1,340
*	Wayfair Inc. Class A	26,223	1,162
*	Taylor Morrison Home Corp.	18,673	1,143
*	Valvoline Inc.	30,173	1,092
	Build-A-Bear Workshop Inc.	22,907	1,055
	Monarch Casino & Resort Inc.	12,763	1,007
*	Boot Barn Holdings Inc.	6,413	974
	Dick's Sporting Goods Inc.	4,202	962
1

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Upbound Group Inc.	31,563	921
*	Crocs Inc.	8,038	880
*	Accel Entertainment Inc.	78,181	835
*	National Vision Holdings Inc.	76,337	795
*	Hanesbrands Inc.	94,236	767
*	KinderCare Learning Cos. Inc.	41,952	747
	PulteGroup Inc.	6,047	658
	Wolverine World Wide Inc.	28,598	635
	KB Home	9,099	598
	J Jill Inc.	21,330	589
*	American Public Education Inc.	26,882	580
*	Coursera Inc.	59,057	502
*	Sweetgreen Inc. Class A	15,619	501
	International Game Technology plc	27,617	488
	Academy Sports & Outdoors Inc.	8,331	479
	Rocky Brands Inc.	20,302	463
	Standard Motor Products Inc.	13,776	427
	Bloomin' Brands Inc.	33,709	412
*	Hovnanian Enterprises Inc. Class A	2,962	396
*	Inspired Entertainment Inc.	41,242	373
	Boyd Gaming Corp.	5,070	368
	Dine Brands Global Inc.	11,508	346
	Carriage Services Inc.	5,587	223
*	Sonos Inc.	10,972	165
*	Chegg Inc.	93,707	151
	Wynn Resorts Ltd.	1,702	147
	LCI Industries	1,351	140
*	Bright Horizons Family Solutions Inc.	1,105	122
*	Stoneridge Inc.	6,110	38
			163,090
Consumer Staples (1.6%)
	Turning Point Brands Inc.	82,647	4,967
	PriceSmart Inc.	47,575	4,385
	Coca-Cola Consolidated Inc.	2,260	2,848
*	Pilgrim's Pride Corp.	59,025	2,679
*	BellRing Brands Inc.	35,384	2,666
*	Sprouts Farmers Market Inc.	7,753	985
	Natural Grocers by Vitamin Cottage Inc.	24,571	976
*	Herbalife Ltd.	143,038	957
	Energizer Holdings Inc.	25,488	889
*	Honest Co. Inc.	107,255	743
*	Vital Farms Inc.	15,774	594
*	Celsius Holdings Inc.	17,257	455
*	USANA Health Sciences Inc.	12,226	439
	Oil-Dri Corp. of America	2,347	206
*	Guardian Pharmacy Services Inc. Class A	6,760	137
			23,926
Energy (2.9%)
	Viper Energy Inc.	258,973	12,708
	Matador Resources Co.	74,184	4,174
	SM Energy Co.	97,583	3,782
	Crescent Energy Co. Class A	258,018	3,770
	Texas Pacific Land Corp.	2,984	3,300
	Weatherford International plc	33,541	2,402
	Excelerate Energy Inc. Class A	77,963	2,358
	Archrock Inc.	94,277	2,347
*	Oceaneering International Inc.	88,761	2,315
	Permian resources Corp.	91,342	1,313
*	Tidewater Inc.	19,463	1,065
	SFL Corp. Ltd.	88,416	904
*	REX American Resources Corp.	20,343	848
	CONSOL Energy Inc.	7,868	839
	Berry Corp.	179,168	740
	Riley Exploration Permian Inc.	18,754	599
	Murphy Oil Corp.	14,644	443
	Solaris Energy Infrastructure Inc.	9,119	262
*	Helix Energy Solutions Group Inc.	27,480	256
	Dorian LPG Ltd.	8,806	215
*	DMC Global Inc.	29,045	213
2

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	VAALCO Energy Inc.	48,003	210
	Civitas Resources Inc.	3,794	174
			45,237
Financials (7.8%)
*	Euronet Worldwide Inc.	219,878	22,612
*	Remitly Global Inc.	565,303	12,759
	Equitable Holdings Inc.	212,765	10,036
*	Toast Inc. Class A	168,587	6,145
	WisdomTree Inc.	566,073	5,944
	First American Financial Corp.	93,736	5,853
	Piper Sandler Cos.	19,251	5,774
	Virtus Investment Partners Inc.	19,130	4,220
*	NMI Holdings Inc.	107,505	3,952
*	SoFi Technologies Inc.	252,961	3,896
	Mercury General Corp.	57,939	3,852
*	Palomar Holdings Inc.	31,541	3,330
*	Skyward Specialty Insurance Group Inc.	62,250	3,146
*	Mr. Cooper Group Inc.	30,220	2,901
*	International Money Express Inc.	134,075	2,793
	Bank of NT Butterfield & Son Ltd.	71,100	2,599
	Everest Group Ltd.	7,033	2,549
	MarketAxess Holdings Inc.	9,838	2,224
	Federated Hermes Inc.	47,131	1,937
	Westamerica BanCorp	32,174	1,688
	Jefferies Financial Group Inc.	17,603	1,380
	Universal Insurance Holdings Inc.	62,156	1,309
	PROG Holdings Inc.	30,891	1,305
*	Payoneer Global Inc.	128,182	1,287
*	StoneCo. Ltd. Class A	154,429	1,231
*	Flywire Corp.	51,781	1,068
*	Hamilton Insurance Group Ltd. Class B	46,745	890
*	American Coastal Insurance Corp. Class C	63,154	850
*	Upstart Holdings Inc.	11,899	733
	Diamond Hill Investment Group Inc.	3,713	576
*	Marqeta Inc. Class A	83,499	316
	Brightsphere Investment Group Inc.	7,803	205
*	AvidXchange Holdings Inc.	19,467	201
*	LendingTree Inc.	4,505	175
	Fidelis Insurance Holdings Ltd.	8,754	159
	Popular Inc.	1,648	155
			120,050
Health Care (24.2%)
	STERIS plc	87,918	18,072
*	Merit Medical Systems Inc.	170,777	16,518
*	Doximity Inc. Class A	304,490	16,257
*	Cooper Cos. Inc.	159,844	14,694
*	Waystar Holding Corp.	393,032	14,424
*	Veracyte Inc.	353,766	14,009
*	Halozyme Therapeutics Inc.	256,874	12,281
*	Tandem Diabetes Care Inc.	317,391	11,432
*	HealthEquity Inc.	99,157	9,514
*	QuidelOrtho Corp.	200,250	8,921
*	Madrigal Pharmaceuticals Inc.	26,991	8,329
*	Certara Inc.	721,802	7,687
*	Natera Inc.	48,166	7,625
*	Neurocrine Biosciences Inc.	52,580	7,177
*	Exelixis Inc.	213,657	7,115
	Bio-Techne Corp.	95,100	6,850
*	Globus Medical Inc. Class A	81,494	6,740
	Teleflex Inc.	37,620	6,696
*	Sotera Health Co.	458,632	6,274
*	Omnicell Inc.	134,918	6,007
*	Arvinas Inc.	283,195	5,429
*	Ionis Pharmaceuticals Inc.	152,686	5,338
*	Axogen Inc.	321,636	5,301
*	Sarepta Therapeutics Inc.	41,927	5,098
*	Medpace Holdings Inc.	14,424	4,792
*	SpringWorks Therapeutics Inc.	127,658	4,612
*	Agios Pharmaceuticals Inc.	124,903	4,104
3

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Exact Sciences Corp.	72,353	4,066
*	PTC Therapeutics Inc.	89,209	4,027
*	Ultragenyx Pharmaceutical Inc.	92,881	3,908
	HealthStream Inc.	120,922	3,845
*	Legend Biotech Corp. ADR	115,353	3,754
*	Insmed Inc.	53,557	3,698
	CONMED Corp.	52,844	3,617
*	BioCryst Pharmaceuticals Inc.	466,215	3,506
*	Tenet Healthcare Corp.	27,229	3,437
*	ADMA Biologics Inc.	191,332	3,281
*	IQVIA Holdings Inc.	16,612	3,264
*	Blueprint Medicines Corp.	37,209	3,245
*	Align Technology Inc.	14,733	3,072
	iRadimed Corp.	53,571	2,946
*	Option Care Health Inc.	126,460	2,934
*	Veeva Systems Inc. Class A	13,567	2,852
*	LivaNova plc	60,809	2,816
*	Novocure Ltd.	81,908	2,441
*	Inspire Medical Systems Inc.	12,516	2,320
*	Addus HomeCare Corp.	18,091	2,268
*	Dyne Therapeutics Inc.	84,754	1,997
*	ACADIA Pharmaceuticals Inc.	107,533	1,973
	Chemed Corp.	3,700	1,960
*	TransMedics Group Inc.	30,537	1,904
*	Intra-Cellular Therapies Inc.	22,464	1,876
*	Penumbra Inc.	7,595	1,804
*	Nevro Corp.	480,203	1,786
*	Arcus Biosciences Inc.	119,758	1,783
*	Pennant Group Inc.	66,729	1,770
*	Hims & Hers Health Inc.	71,149	1,720
*	Nuvalent Inc. Class A	19,476	1,525
*	Jazz Pharmaceuticals plc	11,850	1,459
*	Enanta Pharmaceuticals Inc.	253,365	1,457
*	Travere Therapeutics Inc.	83,184	1,449
*	AdaptHealth Corp.	150,492	1,433
*	Bioventus Inc. Class A	127,982	1,344
*	Ironwood Pharmaceuticals Inc.	300,020	1,329
*	CareDx Inc.	56,770	1,215
*	RxSight Inc.	34,284	1,179
*	Aclaris Therapeutics Inc.	470,223	1,166
*	Fulcrum Therapeutics Inc.	234,551	1,102
	LeMaitre Vascular Inc.	11,165	1,029
*	UFP Technologies Inc.	3,870	946
*	Community Health Systems Inc.	310,188	927
*	STAAR Surgical Co.	37,216	904
*	Avidity Biosciences Inc.	30,596	890
*	Talkspace Inc.	270,480	836
*	Phreesia Inc.	31,891	802
*	Rigel Pharmaceuticals Inc.	44,931	756
*	Tactile Systems Technology Inc.	43,805	750
*	Catalyst Pharmaceuticals Inc.	35,760	746
	Mesa Laboratories Inc.	5,405	713
*	Vir Biotechnology Inc.	96,167	706
*	Viridian Therapeutics Inc.	36,450	699
*	Lantheus Holdings Inc.	7,642	684
*	Viking Therapeutics Inc.	16,961	683
*	Guardant Health Inc.	21,845	667
*	Joint Corp.	61,701	656
*	Crinetics Pharmaceuticals Inc.	11,986	613
*	Arcturus Therapeutics Holdings Inc.	34,917	593
*	Alector Inc.	313,271	592
*	MacroGenics Inc.	181,188	589
*	Sage Therapeutics Inc.	108,525	589
*	Apellis Pharmaceuticals Inc.	18,307	584
*	Mersana Therapeutics Inc.	408,394	584
*	Aerovate Therapeutics Inc.	213,894	567
*,1	Agenus Inc.	196,818	539
*	Charles River Laboratories International Inc.	2,910	537
*	Vaxcyte Inc.	6,392	523
*	Edgewise Therapeutics Inc.	18,945	506
4

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Alkermes plc	17,568	505
*	DaVita Inc.	3,344	500
*	Castle Biosciences Inc.	18,199	485
*	Prothena Corp. plc	34,410	477
*	Bridgebio Pharma Inc.	16,896	464
*	Coherus Biosciences Inc.	335,714	463
*	Nurix Therapeutics Inc.	24,290	458
*	AnaptysBio Inc.	33,271	441
*	HilleVax Inc.	209,639	434
*	4D Molecular Therapeutics Inc.	71,148	396
*	Fate Therapeutics Inc.	237,600	392
*	Codexis Inc.	81,971	391
*	Adaptive Biotechnologies Corp.	65,053	390
*	Novavax Inc.	47,340	381
*	10X Genomics Inc. Class A	26,268	377
*	Ardelyx Inc.	72,225	366
*	CorVel Corp.	2,952	328
*	Rapt Therapeutics Inc.	200,407	317
*	Black Diamond Therapeutics Inc.	147,902	317
*	SI-BONE Inc.	21,381	300
*	Twist Bioscience Corp.	6,328	294
*	REVOLUTION Medicines Inc.	5,879	257
*	Viemed Healthcare Inc.	30,981	248
*	Karyopharm Therapeutics Inc.	363,707	246
*	Organogenesis Holdings Inc.	76,370	244
*	CytomX Therapeutics Inc.	235,814	243
*	Iovance Biotherapeutics Inc.	32,869	243
*	Foghorn Therapeutics Inc.	45,268	214
*	ALX Oncology Holdings Inc.	122,837	205
*	Amylyx Pharmaceuticals Inc.	49,713	188
*	Puma Biotechnology Inc.	60,024	183
*	ADC Therapeutics SA	89,733	179
	Bruker Corp.	2,968	174
*	Stoke Therapeutics Inc.	15,476	171
	Encompass Health Corp.	1,694	156
*	Kymera Therapeutics Inc.	3,207	129
*	Biohaven Ltd.	2,929	109
*	Cabaletta Bio Inc.	47,786	108
*	Solid Biosciences Inc.	26,150	105
*	Voyager Therapeutics Inc.	17,869	101
*	Mei Pharma Inc.	36,960	91
*	Shattuck Labs Inc.	70,545	85
*	Verrica Pharmaceuticals Inc.	119,252	84
*,1,2	Cartesian Therapeutics Inc.	414,811	75
*	Affimed NV	53,893	64
*	Precision BioSciences Inc.	15,405	59
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $1,125)	107,359	41
*	Corbus Pharmaceuticals Holdings Inc.	2,504	30
			372,542
Industrials (21.5%)
	RB Global Inc. (XTSE)	296,050	26,707
	Alight Inc. Class A	2,797,726	19,360
	Sensata Technologies Holding plc	544,745	14,926
*	Generac Holdings Inc.	95,296	14,776
	Applied Industrial Technologies Inc.	54,833	13,131
	Federal Signal Corp.	113,817	10,516
*	ACV Auctions Inc. Class A	482,316	10,418
	Toro Co.	126,320	10,118
	Curtiss-Wright Corp.	27,677	9,822
*	Kirby Corp.	87,704	9,279
	Comfort Systems USA Inc.	21,175	8,980
*	Middleby Corp.	64,907	8,792
*	Cimpress plc	117,464	8,425
	John Bean Technologies Corp.	65,566	8,333
	EMCOR Group Inc.	16,385	7,437
	Primoris Services Corp.	79,707	6,090
*	XPO Inc.	44,148	5,790
	GFL Environmental Inc. (XTSE)	123,742	5,512
*	Core & Main Inc. Class A	107,078	5,451
5

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Griffon Corp.	71,185	5,073
	Allison Transmission Holdings Inc.	41,666	4,502
*	AZEK Co. Inc.	91,946	4,365
	UFP Industries Inc.	38,571	4,345
	Apogee Enterprises Inc.	60,497	4,320
	TriNet Group Inc.	44,981	4,083
	Vertiv Holdings Co. Class A	35,502	4,033
	Interface Inc.	158,701	3,864
	Heartland Express Inc.	340,464	3,820
	EnerSys	37,682	3,483
	Matson Inc.	25,580	3,449
	Maximus Inc.	41,925	3,130
*	Sterling Infrastructure Inc.	18,318	3,086
*	Legalzoom.com Inc.	398,720	2,994
*	Lyft Inc. Class A	214,120	2,762
	Advanced Drainage Systems Inc.	23,237	2,686
	BWX Technologies Inc.	23,768	2,648
	Lennox International Inc.	4,312	2,627
	Costamare Inc.	199,011	2,557
	Pitney Bowes Inc.	349,674	2,532
	Herc Holdings Inc.	12,837	2,430
	Trinity Industries Inc.	63,449	2,227
	Mueller Water Products Inc. Class A	95,439	2,147
*	Standardaero Inc.	79,895	1,978
*	GMS Inc.	23,005	1,952
*	Huron Consulting Group Inc.	15,443	1,919
*	Beacon Roofing Supply Inc.	18,753	1,905
*	Liquidity Services Inc.	58,790	1,898
*	American Woodmark Corp.	23,539	1,872
*	SPX Technologies Inc.	12,454	1,812
*	MRC Global Inc.	129,920	1,660
	Barrett Business Services Inc.	38,054	1,653
*	Franklin Covey Co.	42,667	1,603
*	Gibraltar Industries Inc.	26,119	1,538
	H&E Equipment Services Inc.	30,456	1,491
*	Paylocity Holding Corp.	7,425	1,481
*	Blue Bird Corp.	36,984	1,429
*	DXP Enterprises Inc.	16,703	1,380
	MSA Safety Inc.	8,283	1,373
*	Sun Country Airlines Holdings Inc.	89,401	1,303
	Heidrick & Struggles International Inc.	29,314	1,299
	Enerpac Tool Group Corp.	30,081	1,236
	Aris Water Solutions Inc. Class A	49,319	1,181
*	IES Holdings Inc.	5,868	1,179
*	Graham Corp.	25,530	1,135
*	Leonardo DRS Inc.	27,426	886
	Argan Inc.	6,438	882
*	Joby Aviation Inc.	106,215	864
	Atkore Inc.	9,984	833
	Marten Transport Ltd.	53,367	833
	FTAI Aviation Ltd.	5,749	828
	Franklin Electric Co. Inc.	7,413	722
	Genpact Ltd.	16,612	714
	Powell Industries Inc.	3,201	710
*	Fluor Corp.	13,935	687
	Miller Industries Inc.	10,331	675
*	Byrna Technologies Inc.	22,661	653
	Gorman-Rupp Co.	17,155	651
	McGrath RentCorp.	5,006	560
	REV Group Inc.	17,345	553
*	RXO Inc.	22,799	544
	CRA International Inc.	2,806	525
*	Innodata Inc.	13,023	515
	Landstar System Inc.	2,750	473
	Preformed Line Products Co.	3,384	432
*	Hillman Solutions Corp.	32,282	314
	Boise Cascade Co.	2,574	306
	Allient Inc.	12,014	292
	Armstrong World Industries Inc.	1,712	242
*	IBEX Holdings Ltd.	8,686	187
6

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	ArcBest Corp.	1,955	182
	Watts Water Technologies Inc. Class A	770	157
	Virco Mfg. Corp.	14,892	153
*	Energy Recovery Inc.	9,841	145
*	Wheels Up Experience Inc.	79,811	132
*	Mayville Engineering Co. Inc.	6,942	109
			331,062
Information Technology (20.1%)
*	Trimble Inc.	317,857	22,460
*	Smartsheet Inc. Class A	357,498	20,031
*	Dynatrace Inc.	343,863	18,689
*	Okta Inc.	223,277	17,594
*	GLOBALFOUNDRIES Inc.	363,803	15,611
*	Blackbaud Inc.	147,897	10,933
*	Tenable Holdings Inc.	259,325	10,212
*	Manhattan Associates Inc.	34,683	9,373
*	nCino Inc.	276,522	9,286
*	Elastic NV	90,920	9,008
*	Pure Storage Inc. Class A	138,721	8,522
*	ON Semiconductor Corp.	107,678	6,789
*	CommVault Systems Inc.	40,536	6,117
*	Sprout Social Inc. Class A	194,967	5,987
*	Dropbox Inc. Class A	186,952	5,616
*	RingCentral Inc. Class A	137,989	4,831
*	Wix.com Ltd.	22,453	4,817
*	Extreme Networks Inc.	274,601	4,597
*	Olo Inc. Class A	515,853	3,962
*	Consensus Cloud Solutions Inc.	155,142	3,702
*	N-able Inc.	396,229	3,701
*	Procore Technologies Inc.	48,579	3,640
*	Semtech Corp.	58,529	3,620
*	8x8 Inc.	1,327,880	3,545
*	Alkami Technology Inc.	94,607	3,470
*	Appfolio Inc. Class A	12,547	3,096
*	OneSpan Inc.	166,283	3,083
*	Fabrinet	12,936	2,844
*	Teradata Corp.	88,808	2,766
*	PROS Holdings Inc.	120,302	2,642
*	Impinj Inc.	18,066	2,624
*	Penguin Solutions Inc.	134,885	2,589
	Pegasystems Inc.	26,209	2,443
*	Credo Technology Group Holding Ltd.	35,121	2,361
*	Gitlab Inc. Class A	41,801	2,356
*	Rapid7 Inc.	58,127	2,339
*	DigitalOcean Holdings Inc.	68,318	2,328
*	ACI Worldwide Inc.	42,678	2,215
*	AppLovin Corp. Class A	6,841	2,215
*	Domo Inc. Class B	299,235	2,119
*	Confluent Inc. Class A	72,736	2,034
*	Ultra Clean Holdings Inc.	53,085	1,908
	Jabil Inc.	12,939	1,862
*	MaxLinear Inc.	90,867	1,797
*	FARO Technologies Inc.	69,984	1,775
*	UiPath Inc. Class A	135,102	1,717
*	Sanmina Corp.	22,366	1,692
*	BigCommerce Holdings Inc. Series 1	276,045	1,689
*	Q2 Holdings Inc.	16,466	1,657
*	Weave Communications Inc.	98,893	1,574
*	Harmonic Inc.	118,079	1,562
*	FormFactor Inc.	34,354	1,512
*	LiveRamp Holdings Inc.	49,780	1,512
*	Braze Inc. Class A	35,968	1,506
	Amkor Technology Inc.	58,400	1,500
*	Nutanix Inc. Class A	22,446	1,373
	MKS Instruments Inc.	12,697	1,325
*	Arlo Technologies Inc.	118,155	1,322
*	PDF Solutions Inc.	47,829	1,295
*	IonQ Inc.	28,884	1,207
*	Zeta Global Holdings Corp. Class A	66,502	1,196
7

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Climb Global Solutions Inc.	9,300	1,179
*	Itron Inc.	10,714	1,163
*	Appian Corp. Class A	32,933	1,086
*	eGain Corp.	174,153	1,085
*,1	SoundHound AI Inc. Class A	54,235	1,076
*	SkyWater Technology Inc.	74,223	1,024
*	MARA Holdings Inc.	58,134	975
*	Couchbase Inc.	62,024	967
	Sapiens International Corp. NV	35,807	962
*	Yext Inc.	137,656	876
*	SentinelOne Inc. Class A	38,888	863
*	Five9 Inc.	17,815	724
*	Box Inc. Class A	20,802	657
*	Rambus Inc.	11,976	633
*	Calix Inc.	17,462	609
*	Turtle Beach Corp.	33,326	577
*	ACM Research Inc. Class A	37,304	563
*	Backblaze Inc. Class A	87,912	529
*	Axcelis Technologies Inc.	7,374	515
*	Daktronics Inc.	30,440	513
*	CPI Card Group Inc.	15,380	460
*	Blend Labs Inc. Class A	106,524	449
*	CEVA Inc.	13,427	424
*	Alpha & Omega Semiconductor Ltd.	9,225	342
*	Terawulf Inc.	55,416	314
*	inTEST Corp.	35,304	303
	Bentley Systems Inc. Class B	6,336	296
*	Kaltura Inc.	130,995	288
*	Ichor Holdings Ltd.	8,671	279
*	Applied Digital Corp.	35,751	273
*	Ouster Inc.	21,284	260
*	Bill Holdings Inc.	2,558	217
*	Ooma Inc.	14,103	198
*	Arteris Inc.	18,560	189
*	Viavi Solutions Inc.	16,688	169
*	Upland Software Inc.	37,477	163
*	Cipher Mining Inc.	32,142	149
*	Core Scientific Inc.	10,178	143
			308,640
Materials (2.0%)
	Eagle Materials Inc.	18,296	4,515
	Louisiana-Pacific Corp.	40,100	4,152
*	Axalta Coating Systems Ltd.	109,759	3,756
	Carpenter Technology Corp.	18,826	3,195
	Innospec Inc.	27,307	3,005
	United States Lime & Minerals Inc.	22,039	2,925
	Myers Industries Inc.	160,742	1,775
	Ardagh Metal Packaging SA	571,291	1,720
	Kaiser Aluminum Corp.	23,660	1,663
	Sealed Air Corp.	47,653	1,612
*	Constellium SE	54,433	559
*	Core Molding Technologies Inc.	29,356	486
	Balchem Corp.	1,346	219
	Koppers Holdings Inc.	5,786	187
	Orion SA	8,782	139
			29,908
Real Estate (0.6%)
*	Jones Lang LaSalle Inc.	15,482	3,919
	Armada Hoffler Properties Inc.	202,437	2,071
	Ryman Hospitality Properties Inc.	11,435	1,193
	Universal Health Realty Income Trust	23,342	869
*	Compass Inc. Class A	132,330	774
	Lamar Advertising Co. Class A	2,353	286
	Phillips Edison & Co. Inc.	7,195	269
	RMR Group Inc. Class A	7,735	160
			9,541
Utilities (0.4%)
	NRG Energy Inc.	68,868	6,213
8

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Unitil Corp.	2,623	142
			6,355
Total Common Stocks (Cost $1,474,792)			1,489,704
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.466% (Cost $48,253)	482,526	48,253
Total Investments (100.0%) (Cost $1,523,045)			1,537,957
Other Assets and Liabilities—Net (0.0%)			(667)
Net Assets (100%)			1,537,290
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,200,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $41,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,738,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	226	25,423	(1,429)

See accompanying Notes, which are an integral part of the Financial Statements.
9

Small Company Growth Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,474,792)	1,489,704
Affiliated Issuers (Cost $48,253)	48,253
Total Investments in Securities	1,537,957
Investment in Vanguard	44
Cash	301
Cash Collateral Pledged—Futures Contracts	1,984
Receivables for Accrued Income	509
Receivables for Capital Shares Issued	334
Variation Margin Receivable—Futures Contracts	31
Total Assets	1,541,160
Liabilities
Payables for Investment Securities Purchased	666
Collateral for Securities on Loan	1,738
Payables to Investment Advisor	283
Payables for Capital Shares Redeemed	1,033
Payables to Vanguard	150
Total Liabilities	3,870
Net Assets	1,537,290
1 Includes $1,200,000 of securities on loan.
At December 31, 2024, net assets consisted of:

Paid-in Capital	1,426,915
Total Distributable Earnings (Loss)	110,375
Net Assets	1,537,290

Net Assets
Applicable to 78,807,935 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,537,290
Net Asset Value Per Share	$19.51

See accompanying Notes, which are an integral part of the Financial Statements.
10

Small Company Growth Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	7,967
Interest[2]	3,406
Securities Lending—Net	132
Total Income	11,505
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,656
Performance Adjustment	(411)
The Vanguard Group—Note C
Management and Administrative	2,990
Marketing and Distribution	65
Custodian Fees	25
Auditing Fees	33
Shareholders’ Reports	31
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	4,399
Expenses Paid Indirectly	(4)
Net Expenses	4,395
Net Investment Income	7,110
Realized Net Gain (Loss)
Investment Securities Sold[2]	138,922
Futures Contracts	4,609
Realized Net Gain (Loss)	143,531
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	15,444
Futures Contracts	(4,557)
Change in Unrealized Appreciation (Depreciation)	10,887
Net Increase (Decrease) in Net Assets Resulting from Operations	161,528
1	Dividends are net of foreign withholding taxes of $85,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $3,274,000, $5,000, and $12,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Small Company Growth Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,110	7,769
Realized Net Gain (Loss)	143,531	8,167
Change in Unrealized Appreciation (Depreciation)	10,887	236,189
Net Increase (Decrease) in Net Assets Resulting from Operations	161,528	252,125
Distributions
Total Distributions	(8,241)	(5,792)
Capital Share Transactions
Issued	142,153	115,017
Issued in Lieu of Cash Distributions	8,241	5,792
Redeemed	(267,498)	(193,609)
Net Increase (Decrease) from Capital Share Transactions	(117,104)	(72,800)
Total Increase (Decrease)	36,183	173,533
Net Assets
Beginning of Period	1,501,107	1,327,574
End of Period	1,537,290	1,501,107

See accompanying Notes, which are an integral part of the Financial Statements.
12

Small Company Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.61	$14.78	$26.50	$24.49	$23.08
Investment Operations
Net Investment Income[1]	.087	.089	.073	.056	.102
Net Realized and Unrealized Gain (Loss) on Investments	1.912	2.806	(5.677)	3.343	3.521
Total from Investment Operations	1.999	2.895	(5.604)	3.399	3.623
Distributions
Dividends from Net Investment Income	(.099)	(.065)	(.057)	(.101)	(.143)
Distributions from Realized Capital Gains	—	—	(6.059)	(1.288)	(2.070)
Total Distributions	(.099)	(.065)	(6.116)	(1.389)	(2.213)
Net Asset Value, End of Period	$19.51	$17.61	$14.78	$26.50	$24.49
Total Return	11.38%	19.65%	-25.35%	14.22%	23.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,537	$1,501	$1,328	$1,944	$2,130
Ratio of Total Expenses to Average Net Assets[2]	0.29%[3]	0.29%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.55%	0.43%	0.21%	0.52%
Portfolio Turnover Rate	51%	59%	64%	57%[4]	53%
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.03%), (0.02%), (0.02%), and (0.02%).
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Small Company Growth Portfolio
Notes to Financial Statements
The Small Company Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
14

Small Company Growth Portfolio
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firm ArrowMark Colorado Holdings, LLC, provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of ArrowMark Colorado Holdings, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the proceeding five years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $191,000 for the year ended December 31, 2024.
For the year ended December 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.11% of the portfolio’s average net assets, before a net decrease of $411,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $44,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the portfolio’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,489,588	41	75	1,489,704
Temporary Cash Investments	48,253	—	—	48,253
Total	1,537,841	41	75	1,537,957
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,429)	—	—	(1,429)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
15

Small Company Growth Portfolio
differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	37,622
Undistributed Long-Term Gains	68,269
Net Unrealized Gains (Losses)	4,484
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	110,375
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	8,241	5,792
Long-Term Capital Gains	—	—
Total	8,241	5,792
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,533,473
Gross Unrealized Appreciation	272,779
Gross Unrealized Depreciation	(268,295)
Net Unrealized Appreciation (Depreciation)	4,484
G.	During the year ended December 31, 2024, the portfolio purchased $746,780,000 of investment securities and sold $838,794,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were  $692,000 and sales were $6,043,000, resulting in net realized gain of $931,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	7,556	7,090
Issued in Lieu of Cash Distributions	443	372
Redeemed	(14,427)	(12,073)
Net Increase (Decrease) in Shares Outstanding	(6,428)	(4,611)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
16

Small Company Growth Portfolio
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 51% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Small Company Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Small Company Growth Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
18

Tax information (unaudited)
For corporate shareholders, 73.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $1,169,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Q690SCG 022025
19

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	119
Tax information	120

Total Bond Market Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.1%)
U.S. Government Securities (46.9%)
United States Treasury Note/Bond	3.875%	1/15/26	6,775	6,752
United States Treasury Note/Bond	0.375%	1/31/26	11,120	10,668
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,620
United States Treasury Note/Bond	4.250%	1/31/26	4,729	4,729
United States Treasury Note/Bond	1.625%	2/15/26	9,136	8,875
United States Treasury Note/Bond	4.000%	2/15/26	6,868	6,849
United States Treasury Note/Bond	0.500%	2/28/26	13,565	12,995
United States Treasury Note/Bond	2.500%	2/28/26	3,700	3,627
United States Treasury Note/Bond	4.625%	2/28/26	9,546	9,584
United States Treasury Note/Bond	4.625%	3/15/26	7,000	7,030
United States Treasury Note/Bond	0.750%	3/31/26	10,502	10,059
United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,098
United States Treasury Note/Bond	4.500%	3/31/26	11,100	11,131
United States Treasury Note/Bond	3.750%	4/15/26	6,220	6,180
United States Treasury Note/Bond	0.750%	4/30/26	9,777	9,339
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,664
United States Treasury Note/Bond	4.875%	4/30/26	12,872	12,973
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,413
United States Treasury Note/Bond	3.625%	5/15/26	7,086	7,027
United States Treasury Note/Bond	0.750%	5/31/26	11,025	10,500
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,461
United States Treasury Note/Bond	4.875%	5/31/26	19,563	19,726
United States Treasury Note/Bond	4.125%	6/15/26	6,563	6,552
United States Treasury Note/Bond	0.875%	6/30/26	11,483	10,927
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,415
United States Treasury Note/Bond	4.625%	6/30/26	9,060	9,110
United States Treasury Note/Bond	4.500%	7/15/26	7,723	7,750
United States Treasury Note/Bond	0.625%	7/31/26	9,800	9,261
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,716
United States Treasury Note/Bond	4.375%	7/31/26	13,828	13,854
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,637
United States Treasury Note/Bond	4.375%	8/15/26	10,028	10,047
United States Treasury Note/Bond	6.750%	8/15/26	2,300	2,384
United States Treasury Note/Bond	0.750%	8/31/26	15,274	14,424
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,959
United States Treasury Note/Bond	3.750%	8/31/26	12,393	12,298
United States Treasury Note/Bond	4.625%	9/15/26	5,800	5,834
United States Treasury Note/Bond	0.875%	9/30/26	11,270	10,636
United States Treasury Note/Bond	1.625%	9/30/26	1,615	1,545
United States Treasury Note/Bond	3.500%	9/30/26	9,191	9,078
United States Treasury Note/Bond	4.625%	10/15/26	5,550	5,585
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,389
United States Treasury Note/Bond	1.625%	10/31/26	4,075	3,889
United States Treasury Note/Bond	4.125%	10/31/26	6,206	6,193
United States Treasury Note/Bond	2.000%	11/15/26	7,946	7,626
United States Treasury Note/Bond	4.625%	11/15/26	8,408	8,463
United States Treasury Note/Bond	6.500%	11/15/26	765	797
United States Treasury Note/Bond	1.250%	11/30/26	3,845	3,635
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,828
United States Treasury Note/Bond	4.250%	11/30/26	24,049	24,049
United States Treasury Note/Bond	4.375%	12/15/26	10,994	11,021
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,668
United States Treasury Note/Bond	1.750%	12/31/26	2,133	2,032
United States Treasury Note/Bond	4.250%	12/31/26	4,560	4,560
United States Treasury Note/Bond	4.000%	1/15/27	5,469	5,443
United States Treasury Note/Bond	1.500%	1/31/27	16,084	15,209
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,115
United States Treasury Note/Bond	4.125%	2/15/27	9,489	9,463
United States Treasury Note/Bond	6.625%	2/15/27	65	68
United States Treasury Note/Bond	1.125%	2/28/27	3,143	2,942

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.875%	2/28/27	11,613	11,049
United States Treasury Note/Bond	4.250%	3/15/27	9,250	9,250
United States Treasury Note/Bond	0.625%	3/31/27	3,963	3,659
United States Treasury Note/Bond	2.500%	3/31/27	6,975	6,717
United States Treasury Note/Bond	4.500%	4/15/27	8,618	8,663
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,935
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,434
United States Treasury Note/Bond	2.375%	5/15/27	10,931	10,469
United States Treasury Note/Bond	4.500%	5/15/27	10,117	10,169
United States Treasury Note/Bond	0.500%	5/31/27	6,605	6,039
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,857
United States Treasury Note/Bond	4.625%	6/15/27	3,739	3,771
United States Treasury Note/Bond	0.500%	6/30/27	8,889	8,104
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,634
United States Treasury Note/Bond	4.375%	7/15/27	6,993	7,013
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,752
United States Treasury Note/Bond	2.750%	7/31/27	9,284	8,943
United States Treasury Note/Bond	2.250%	8/15/27	7,572	7,197
United States Treasury Note/Bond	3.750%	8/15/27	9,160	9,045
United States Treasury Note/Bond	6.375%	8/15/27	185	194
United States Treasury Note/Bond	0.500%	8/31/27	7,825	7,089
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,662
United States Treasury Note/Bond	3.375%	9/15/27	7,144	6,982
United States Treasury Note/Bond	0.375%	9/30/27	8,525	7,671
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,836
United States Treasury Note/Bond	3.875%	10/15/27	8,813	8,722
United States Treasury Note/Bond	0.500%	10/31/27	10,290	9,261
United States Treasury Note/Bond	4.125%	10/31/27	8,761	8,728
United States Treasury Note/Bond	2.250%	11/15/27	8,402	7,944
United States Treasury Note/Bond	4.125%	11/15/27	10,465	10,422
United States Treasury Note/Bond	6.125%	11/15/27	2,714	2,843
United States Treasury Note/Bond	0.625%	11/30/27	8,128	7,320
United States Treasury Note/Bond	3.875%	11/30/27	7,507	7,424
United States Treasury Note/Bond	4.000%	12/15/27	6,765	6,714
United States Treasury Note/Bond	0.625%	12/31/27	11,360	10,203
United States Treasury Note/Bond	3.875%	12/31/27	6,060	5,993
United States Treasury Note/Bond	0.750%	1/31/28	12,285	11,037
United States Treasury Note/Bond	3.500%	1/31/28	7,650	7,477
United States Treasury Note/Bond	2.750%	2/15/28	9,790	9,349
United States Treasury Note/Bond	1.125%	2/29/28	11,393	10,336
United States Treasury Note/Bond	4.000%	2/29/28	4,186	4,149
United States Treasury Note/Bond	1.250%	3/31/28	10,511	9,547
United States Treasury Note/Bond	3.625%	3/31/28	8,071	7,907
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,793
United States Treasury Note/Bond	3.500%	4/30/28	6,703	6,535
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,540
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,588
United States Treasury Note/Bond	3.625%	5/31/28	8,468	8,283
United States Treasury Note/Bond	1.250%	6/30/28	9,941	8,959
United States Treasury Note/Bond	4.000%	6/30/28	8,012	7,931
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,221
United States Treasury Note/Bond	4.125%	7/31/28	6,769	6,724
United States Treasury Note/Bond	2.875%	8/15/28	13,491	12,835
United States Treasury Note/Bond	5.500%	8/15/28	325	338
United States Treasury Note/Bond	1.125%	8/31/28	12,537	11,183
United States Treasury Note/Bond	4.375%	8/31/28	5,107	5,113
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,517
United States Treasury Note/Bond	4.625%	9/30/28	8,643	8,727
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,609
United States Treasury Note/Bond	4.875%	10/31/28	8,068	8,214
United States Treasury Note/Bond	3.125%	11/15/28	11,328	10,839
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,703
United States Treasury Note/Bond	1.500%	11/30/28	9,995	8,978
United States Treasury Note/Bond	4.375%	11/30/28	11,190	11,199
United States Treasury Note/Bond	1.375%	12/31/28	13,899	12,396
United States Treasury Note/Bond	3.750%	12/31/28	8,356	8,171
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,261
United States Treasury Note/Bond	4.000%	1/31/29	9,078	8,956
United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,474
United States Treasury Note/Bond	1.875%	2/28/29	8,640	7,827

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.250%	2/28/29	12,436	12,382
United States Treasury Note/Bond	2.375%	3/31/29	9,595	8,857
United States Treasury Note/Bond	4.125%	3/31/29	9,089	9,004
United States Treasury Note/Bond	2.875%	4/30/29	9,400	8,849
United States Treasury Note/Bond	4.625%	4/30/29	9,639	9,735
United States Treasury Note/Bond	2.375%	5/15/29	9,196	8,477
United States Treasury Note/Bond	2.750%	5/31/29	8,802	8,231
United States Treasury Note/Bond	4.500%	5/31/29	12,804	12,870
United States Treasury Note/Bond	3.250%	6/30/29	7,145	6,819
United States Treasury Note/Bond	4.250%	6/30/29	10,477	10,423
United States Treasury Note/Bond	2.625%	7/31/29	6,550	6,077
United States Treasury Note/Bond	4.000%	7/31/29	10,176	10,020
United States Treasury Note/Bond	1.625%	8/15/29	7,070	6,277
United States Treasury Note/Bond	3.125%	8/31/29	5,835	5,529
United States Treasury Note/Bond	3.625%	8/31/29	10,055	9,741
United States Treasury Note/Bond	3.500%	9/30/29	12,905	12,423
United States Treasury Note/Bond	3.875%	9/30/29	5,525	5,406
United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,827
United States Treasury Note/Bond	4.125%	10/31/29	10,029	9,918
United States Treasury Note/Bond	1.750%	11/15/29	6,301	5,588
United States Treasury Note/Bond	3.875%	11/30/29	6,071	5,936
United States Treasury Note/Bond	4.125%	11/30/29	16,295	16,117
United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,768
United States Treasury Note/Bond	4.375%	12/31/29	4,400	4,399
United States Treasury Note/Bond	3.500%	1/31/30	4,790	4,597
United States Treasury Note/Bond	1.500%	2/15/30	9,619	8,354
United States Treasury Note/Bond	4.000%	2/28/30	4,540	4,458
United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,554
United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,069
United States Treasury Note/Bond	0.625%	5/15/30	14,554	11,946
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,465
United States Treasury Note/Bond	3.750%	5/31/30	6,130	5,935
United States Treasury Note/Bond	3.750%	6/30/30	4,600	4,451
United States Treasury Note/Bond	4.000%	7/31/30	6,044	5,919
United States Treasury Note/Bond	0.625%	8/15/30	18,852	15,317
United States Treasury Note/Bond	4.125%	8/31/30	5,681	5,596
United States Treasury Note/Bond	4.625%	9/30/30	6,192	6,252
United States Treasury Note/Bond	4.875%	10/31/30	5,840	5,971
United States Treasury Note/Bond	0.875%	11/15/30	19,461	15,928
United States Treasury Note/Bond	4.375%	11/30/30	6,405	6,384
United States Treasury Note/Bond	3.750%	12/31/30	3,933	3,790
United States Treasury Note/Bond	4.000%	1/31/31	7,012	6,845
United States Treasury Note/Bond	1.125%	2/15/31	16,883	13,933
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,610
United States Treasury Note/Bond	4.250%	2/28/31	7,708	7,624
United States Treasury Note/Bond	4.125%	3/31/31	8,407	8,257
United States Treasury Note/Bond	4.625%	4/30/31	7,993	8,064
United States Treasury Note/Bond	1.625%	5/15/31	18,109	15,282
United States Treasury Note/Bond	4.625%	5/31/31	7,266	7,330
United States Treasury Note/Bond	4.250%	6/30/31	7,612	7,519
United States Treasury Note/Bond	4.125%	7/31/31	7,616	7,467
United States Treasury Note/Bond	1.250%	8/15/31	21,237	17,335
United States Treasury Note/Bond	3.750%	8/31/31	7,796	7,472
United States Treasury Note/Bond	3.625%	9/30/31	9,718	9,240
United States Treasury Note/Bond	4.125%	10/31/31	6,763	6,624
United States Treasury Note/Bond	1.375%	11/15/31	20,303	16,598
United States Treasury Note/Bond	4.125%	11/30/31	11,459	11,219
United States Treasury Note/Bond	4.500%	12/31/31	9,600	9,612
United States Treasury Note/Bond	1.875%	2/15/32	19,553	16,455
United States Treasury Note/Bond	2.875%	5/15/32	17,763	15,964
United States Treasury Note/Bond	2.750%	8/15/32	17,860	15,848
United States Treasury Note/Bond	4.125%	11/15/32	17,119	16,705
United States Treasury Note/Bond	3.500%	2/15/33	17,478	16,265
United States Treasury Note/Bond	3.375%	5/15/33	17,148	15,766
United States Treasury Note/Bond	3.875%	8/15/33	18,707	17,813
United States Treasury Note/Bond	4.500%	11/15/33	19,802	19,721
United States Treasury Note/Bond	4.000%	2/15/34	20,160	19,313
United States Treasury Note/Bond	4.375%	5/15/34	20,429	20,129
United States Treasury Note/Bond	3.875%	8/15/34	21,542	20,384
United States Treasury Note/Bond	4.250%	11/15/34	11,166	10,882

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.500%	2/15/36	870	868
United States Treasury Note/Bond	4.750%	2/15/37	375	380
United States Treasury Note/Bond	5.000%	5/15/37	1,120	1,160
United States Treasury Note/Bond	4.375%	2/15/38	1,200	1,167
United States Treasury Note/Bond	4.500%	5/15/38	1,284	1,264
United States Treasury Note/Bond	3.500%	2/15/39	890	780
United States Treasury Note/Bond	4.250%	5/15/39	1,652	1,568
United States Treasury Note/Bond	4.500%	8/15/39	1,691	1,645
United States Treasury Note/Bond	4.375%	11/15/39	2,334	2,237
United States Treasury Note/Bond	4.625%	2/15/40	1,920	1,890
United States Treasury Note/Bond	1.125%	5/15/40	6,325	3,805
United States Treasury Note/Bond	4.375%	5/15/40	1,450	1,387
United States Treasury Note/Bond	1.125%	8/15/40	9,155	5,459
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,264
United States Treasury Note/Bond	1.375%	11/15/40	11,224	6,945
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,063
United States Treasury Note/Bond	1.875%	2/15/41	12,723	8,518
United States Treasury Note/Bond	4.750%	2/15/41	1,981	1,972
United States Treasury Note/Bond	2.250%	5/15/41	9,955	7,062
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,813
United States Treasury Note/Bond	1.750%	8/15/41	13,291	8,602
United States Treasury Note/Bond	3.750%	8/15/41	2,140	1,883
United States Treasury Note/Bond	2.000%	11/15/41	11,218	7,534
United States Treasury Note/Bond	3.125%	11/15/41	1,801	1,449
United States Treasury Note/Bond	2.375%	2/15/42	8,961	6,378
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,669
United States Treasury Note/Bond	3.000%	5/15/42	2,120	1,663
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,329
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,174
United States Treasury Note/Bond	3.375%	8/15/42	6,047	4,991
United States Treasury Note/Bond	2.750%	11/15/42	3,806	2,843
United States Treasury Note/Bond	4.000%	11/15/42	6,822	6,139
United States Treasury Note/Bond	3.125%	2/15/43	3,380	2,669
United States Treasury Note/Bond	3.875%	2/15/43	6,349	5,603
United States Treasury Note/Bond	2.875%	5/15/43	5,245	3,972
United States Treasury Note/Bond	3.875%	5/15/43	6,233	5,489
United States Treasury Note/Bond	3.625%	8/15/43	4,680	3,965
United States Treasury Note/Bond	4.375%	8/15/43	7,145	6,726
United States Treasury Note/Bond	3.750%	11/15/43	3,764	3,240
United States Treasury Note/Bond	4.750%	11/15/43	7,075	6,989
United States Treasury Note/Bond	3.625%	2/15/44	4,238	3,574
United States Treasury Note/Bond	4.500%	2/15/44	6,753	6,449
United States Treasury Note/Bond	3.375%	5/15/44	3,869	3,135
United States Treasury Note/Bond	4.625%	5/15/44	6,844	6,639
United States Treasury Note/Bond	3.125%	8/15/44	5,211	4,045
United States Treasury Note/Bond	4.125%	8/15/44	7,083	6,415
United States Treasury Note/Bond	3.000%	11/15/44	4,203	3,191
United States Treasury Note/Bond	4.625%	11/15/44	5,232	5,075
United States Treasury Note/Bond	2.500%	2/15/45	5,934	4,117
United States Treasury Note/Bond	3.000%	5/15/45	3,682	2,782
United States Treasury Note/Bond	2.875%	8/15/45	4,641	3,422
United States Treasury Note/Bond	3.000%	11/15/45	1,865	1,402
United States Treasury Note/Bond	2.500%	2/15/46	4,765	3,257
United States Treasury Note/Bond	2.500%	5/15/46	4,692	3,194
United States Treasury Note/Bond	2.250%	8/15/46	6,111	3,945
United States Treasury Note/Bond	2.875%	11/15/46	2,765	2,009
United States Treasury Note/Bond	3.000%	2/15/47	4,690	3,476
United States Treasury Note/Bond	3.000%	5/15/47	3,973	2,937
United States Treasury Note/Bond	2.750%	8/15/47	5,672	3,990
United States Treasury Note/Bond	2.750%	11/15/47	5,833	4,094
United States Treasury Note/Bond	3.000%	2/15/48	6,979	5,121
United States Treasury Note/Bond	3.125%	5/15/48	7,185	5,384
United States Treasury Note/Bond	3.000%	8/15/48	7,714	5,636
United States Treasury Note/Bond	3.375%	11/15/48	8,638	6,750
United States Treasury Note/Bond	3.000%	2/15/49	8,745	6,365
United States Treasury Note/Bond	2.875%	5/15/49	8,250	5,852
United States Treasury Note/Bond	2.250%	8/15/49	7,384	4,575
United States Treasury Note/Bond	2.375%	11/15/49	7,167	4,557
United States Treasury Note/Bond	2.000%	2/15/50	8,667	5,035
United States Treasury Note/Bond	1.250%	5/15/50	9,916	4,704

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.375%	8/15/50	11,571	5,644
	United States Treasury Note/Bond	1.625%	11/15/50	10,696	5,580
	United States Treasury Note/Bond	1.875%	2/15/51	13,054	7,265
	United States Treasury Note/Bond	2.375%	5/15/51	13,225	8,323
	United States Treasury Note/Bond	2.000%	8/15/51	12,950	7,402
	United States Treasury Note/Bond	1.875%	11/15/51	10,190	5,624
	United States Treasury Note/Bond	2.250%	2/15/52	11,667	7,079
	United States Treasury Note/Bond	2.875%	5/15/52	10,830	7,578
	United States Treasury Note/Bond	3.000%	8/15/52	10,798	7,754
	United States Treasury Note/Bond	4.000%	11/15/52	10,051	8,763
	United States Treasury Note/Bond	3.625%	2/15/53	9,397	7,641
	United States Treasury Note/Bond	3.625%	5/15/53	10,424	8,484
	United States Treasury Note/Bond	4.125%	8/15/53	11,138	9,932
	United States Treasury Note/Bond	4.750%	11/15/53	10,698	10,593
	United States Treasury Note/Bond	4.250%	2/15/54	11,061	10,102
	United States Treasury Note/Bond	4.625%	5/15/54	11,396	11,088
	United States Treasury Note/Bond	4.250%	8/15/54	12,324	11,273
	United States Treasury Note/Bond	4.500%	11/15/54	10,565	10,086
					2,147,953
Agency Bonds and Notes (0.5%)
	Federal Farm Credit Banks Funding Corp.	4.375%	6/23/26	2,425	2,428
	Federal Farm Credit Banks Funding Corp.	4.500%	8/14/26	200	201
	Federal Farm Credit Banks Funding Corp.	3.875%	10/16/26	60	59
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/27	63	63
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/27	2,000	2,006
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/28	100	100
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/28	93	92
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/29	108	104
	Federal Home Loan Banks	3.625%	9/4/26	400	396
	Federal Home Loan Banks	4.000%	10/9/26	500	497
	Federal Home Loan Banks	4.625%	11/17/26	550	553
	Federal Home Loan Banks	1.250%	12/21/26	1,000	943
	Federal Home Loan Banks	4.125%	1/15/27	225	224
	Federal Home Loan Banks	4.750%	4/9/27	200	202
	Federal Home Loan Banks	4.000%	6/30/28	450	444
	Federal Home Loan Banks	3.250%	11/16/28	315	302
	Federal Home Loan Banks	4.750%	12/8/28	50	51
	Federal Home Loan Banks	4.625%	6/8/29	370	373
	Federal Home Loan Banks	4.750%	3/10/34	45	45
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,484
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	139
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,700
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,216
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	559
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	480
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	906
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	187
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,033
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	339
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,400	1,152
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	720	796
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	294
	Private Export Funding Corp.	1.400%	7/15/28	175	157
	Private Export Funding Corp.	3.650%	3/15/30	100	96
	Tennessee Valley Authority	3.875%	3/15/28	375	370
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,121
	Tennessee Valley Authority	1.500%	9/15/31	550	451
	Tennessee Valley Authority	4.375%	8/1/34	152	147
	Tennessee Valley Authority	4.650%	6/15/35	175	172
	Tennessee Valley Authority	5.880%	4/1/36	250	271
	Tennessee Valley Authority	5.500%	6/15/38	100	104
	Tennessee Valley Authority	5.250%	9/15/39	512	522
	Tennessee Valley Authority	4.875%	1/15/48	100	95
	Tennessee Valley Authority	5.375%	4/1/56	50	50
	Tennessee Valley Authority	4.625%	9/15/60	180	159
	Tennessee Valley Authority	4.250%	9/15/65	200	163
					23,246

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities (19.7%)
[1,2,3]	Fannie Mae Pool	5.500%	5/1/39–1/1/55	2,809	2,784
[1,2]	Fannie Mae Pool	6.500%	1/1/54–9/1/54	678	694
[1,2,3]	Fannie Mae Pool	6.000%	5/1/54–10/1/54	552	555
[1,2,3]	Fannie Mae Pool	5.000%	10/1/54–1/1/55	2,797	2,701
[1,2]	Fannie Mae Pool	7.000%	11/1/54	632	656
[1,2]	Fannie Mae Pool	4.500%	12/1/54	200	188
[1,2]	Freddie Mac Gold Pool	4.000%	5/1/25–11/1/48	7,604	7,102
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/25–10/1/48	4,040	3,900
[1,2]	Freddie Mac Gold Pool	8.500%	6/1/25–11/1/30	2	2
[1,2]	Freddie Mac Gold Pool	8.000%	7/1/25–7/1/30	1	1
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	14,594	13,271
[1,2]	Freddie Mac Gold Pool	5.000%	9/1/25–11/1/48	1,046	1,042
[1,2]	Freddie Mac Gold Pool	7.000%	12/1/25–2/1/37	43	44
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	7,097	6,464
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	2,657	2,530
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	881	900
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	675	699
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	165	157
[2,3]	Ginnie Mae	3.500%	1/15/55	150	134
[2,3]	Ginnie Mae	5.000%	1/15/55	1,930	1,872
[2,3]	Ginnie Mae	5.500%	1/15/55	3,700	3,667
[2,3]	Ginnie Mae	4.500%	1/21/55	1,500	1,417
[2]	Ginnie Mae I Pool	4.000%	1/15/25–11/15/47	911	859
[2]	Ginnie Mae I Pool	4.500%	9/15/25–3/15/41	968	937
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	888	812
[2]	Ginnie Mae I Pool	7.000%	12/15/25–10/15/31	12	12
[2]	Ginnie Mae I Pool	7.500%	12/15/25–1/15/31	5	5
[2]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	675	599
[2]	Ginnie Mae I Pool	6.500%	5/15/26–12/15/38	64	65
[2]	Ginnie Mae I Pool	8.000%	5/15/26–10/15/30	6	6
[2]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	42	43
[2]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	653	649
[2]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/53	23,694	21,482
[2]	Ginnie Mae II Pool	4.000%	9/20/25–12/20/54	17,309	16,094
[2]	Ginnie Mae II Pool	3.000%	2/20/27–5/20/53	31,097	27,188
[2]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	31,560	26,414
[2]	Ginnie Mae II Pool	5.000%	12/20/32–12/20/54	23,813	23,167
[2]	Ginnie Mae II Pool	6.500%	12/20/35–8/20/54	8,065	8,242
[2]	Ginnie Mae II Pool	7.000%	8/20/36–9/20/54	2,188	2,245
[2]	Ginnie Mae II Pool	4.500%	2/20/39–12/20/54	19,097	18,141
[2]	Ginnie Mae II Pool	2.000%	8/20/50–2/20/52	31,293	25,024
[2]	Ginnie Mae II Pool	1.500%	12/20/51	942	720
[2,3]	Ginnie Mae II Pool	5.500%	10/20/52–11/20/54	23,478	23,323
[2]	Ginnie Mae II Pool	6.000%	12/20/52–9/20/54	18,848	19,002
[2]	Ginnie Mae II Pool	7.500%	2/20/54	156	161
[1,2,3]	UMBS Pool	4.000%	2/1/25–1/14/55	39,417	36,482
[1,2]	UMBS Pool	8.500%	2/1/25–4/1/31	1	1
[1,2]	UMBS Pool	7.500%	7/1/25–1/1/54	459	482
[1,2,3]	UMBS Pool	3.500%	9/1/25–4/1/53	41,201	37,115
[1,2,3]	UMBS Pool	5.000%	9/1/25–1/15/55	46,933	45,561
[1,2,3]	UMBS Pool	6.000%	10/1/25–12/1/54	54,407	54,947
[1,2]	UMBS Pool	7.000%	10/1/25–8/1/54	5,805	6,043
[1,2,3]	UMBS Pool	3.000%	11/1/25–11/1/53	76,858	66,825
[1,2]	UMBS Pool	8.000%	11/1/26–11/1/30	1	1
[1,2,3]	UMBS Pool	2.500%	1/1/27–1/15/55	120,360	100,227
[1,2,3]	UMBS Pool	2.000%	11/1/27–7/1/52	170,820	137,065
[1,2,3]	UMBS Pool	4.500%	4/1/28–1/15/55	33,971	32,320
[1,2,3]	UMBS Pool	5.500%	11/1/31–1/15/55	60,540	60,030
[1,2]	UMBS Pool	6.500%	9/1/32–12/1/54	29,389	30,203
[1,2]	UMBS Pool	1.500%	7/1/35–4/1/52	40,642	32,180
					905,453
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	6	6
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.884%	12/1/41	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.432%	7.066%	7/1/36	3	3

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	7.215%	10/1/37	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.863%	3/1/43	18	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.294%	9/1/43	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.234%	7/1/43	20	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.975%	6/1/43	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	3	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.641%	7.391%	8/1/35	20	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.672%	7.286%	10/1/42	5	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.224%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.199%	9/1/42	14	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.028%	12/1/40	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.127%	10/1/42	7	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.314%	11/1/39	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.708%	6.755%	8/1/39	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.365%	9/1/34	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.739%	7.244%	9/1/43	8	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.573%	5/1/42	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.747%	7.526%	7/1/41	17	17
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.778%	6.426%	5/1/42	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.781%	6.966%	7/1/42	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.304%	3/1/42	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.765%	8/1/42	18	19
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.798%	6.673%	11/1/39	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.670%	11/1/41	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.246%	3/1/41	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	5	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.120%	2/1/41	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.716%	11/1/41	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.650%	1/1/42	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.738%	12/1/40	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.654%	12/1/41	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.828%	7.407%	9/1/40	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.299%	4/1/41	8	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.582%	12/1/39	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.059%	11/1/34	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.473%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.840%	7.090%	8/1/37	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.662%	11/1/34	8	8
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.485%	2/1/36	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.551%	10/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	2	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	2	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.441%	2/1/42	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	1	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.311%	5/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.201%	1/1/41	7	7
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.779%	2/1/42	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.493%	9/1/40	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.382%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	6.606%	6/1/37	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/42	45	46
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	47	48
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41–6/20/43	32	32
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	3	3
					620
Total U.S. Government and Agency Obligations (Cost $3,398,410)					3,077,272
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	42	42
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	92	92
[2]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	53	54
[2]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	80	79
[2]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	50
[2]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/28	16	16
[2]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/30	35	34
[2]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	750	747
[2]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	423
[2]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	276
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	76
[2]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/28	200	203
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	200	204
[2]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/29	400	406
[2]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/31	200	204
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	50
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	12	12
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	25
[2]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/29	200	202
[2]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	149
[2]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	201
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	74
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	5	5
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	18	18
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	66	64
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	97
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	67
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	153
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	162
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	135
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	47	45
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	96
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	141
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	144

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	122
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	48
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	97
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	107
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	120
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	95
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	91
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	262
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	153
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	42
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	41
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	62
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	42
[2]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/56	100	103
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	144
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	390
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	72
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	241
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	24
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	90
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	177
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	127
[2,4]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	65
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	43
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	124
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	84
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	106
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	106
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	165
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	50
[2]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	220	228
[2]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/57	275	271
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	96
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	387
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	71
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	23
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	48
[2,4]	BANK Class AS Series 2018-BNK12	4.342%	5/15/61	50	48
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	23
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	45
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	66
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	67
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	67
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	57
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	47
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	42
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	21
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	42
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	25
[2,4]	BANK Class AS Series 2024-BNK48	5.355%	10/15/57	250	246
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	30	30
[2,4]	BANK Class C Series 2017-BNK8	4.092%	11/15/50	50	39
[2,4]	BANK Class C Series 2019-BNK19	4.027%	8/15/61	35	28
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	27
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	70
[2,4]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/56	100	105
[2,4]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/56	50	53
[2]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	100	102
[2,4]	BANK5 Class AS Series 2023-5YR2	7.140%	7/15/56	25	26
[2,4]	BANK5 Class AS Series 2023-5YR3	7.315%	9/15/56	50	53
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	235
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	137
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	251
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	22
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	91
[2]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	276
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	320	330
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	121
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	89

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	122
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	43
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	106
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	42
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	86
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	128
[2,4]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/55	200	173
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	51
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	26
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/56	100	105
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	50	55
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	50	51
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	200	209
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/57	100	101
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/57	450	460
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	95
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	31
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	25
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.297%	9/15/56	50	52
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	130
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	37	35
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	102
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	77
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	20	21
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	200	201
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/57	50	51
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	73
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	48
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	170
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	76
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	254
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	96
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	312
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	216
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	339
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	120
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	203
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	205
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	100
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	89
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	86
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	82
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	104
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	83
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	185
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	106
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	106
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	41
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	63
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	83
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	42
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	169
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	233
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	66
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	45
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	95
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/56	175	181
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	47
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	72
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	46
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	141
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	47
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	68
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	26
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	20
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	38

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	59
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.410%	1/15/55	75	63
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/56	50	52
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/56	60	63
[2,4]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/57	100	101
[2,4]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/56	400	417
[2]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	50	51
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	44
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	200
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	50
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	51
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/56	100	105
[2,4]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/57	100	102
[2]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/57	90	93
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	7.118%	8/15/56	300	316
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/56	40	42
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C2	7.244%	11/15/56	200	212
[2,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/56	25	26
[2,4]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/56	200	214
[2,4]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/57	300	314
[2,4]	BMO Mortgage Trust Class B Series 2024-5C4	7.019%	5/15/57	300	314
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	13	13
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	23	24
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	100	101
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-2	4.180%	10/25/27	90	89
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	25	25
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-2	5.980%	2/25/27	25	25
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/27	50	50
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	95	94
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	8	8
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	25	25
[2]	BMW Vehicle Owner Trust Class A3 Series 2024-A	5.180%	2/26/29	200	202
[2]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/29	7	7
[2]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2024-3	5.340%	4/17/28	100	101
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	120
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	117
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	125
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	52
[2]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	300
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	402
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	289
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	21	21
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	54	53
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	51	51
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	25	25
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/29	90	90
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	49
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/30	40	40
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	22	21
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	33	33
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	41	41
[2]	CarMax Auto Owner Trust Class A3 Series 2023-1	4.750%	10/15/27	87	87
[2]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	75	75
[2]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/28	40	40
[2]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/28	50	50
[2]	Carmax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/29	250	251
[2]	CarMax Auto Owner Trust Class A3 Series 2024-4	4.600%	10/15/29	165	165
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	22	22
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	48
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[2]	Carmax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/28	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/29	20	20
[2]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/29	50	51
[2]	Carmax Auto Owner Trust Class A4 Series 2024-3	4.850%	1/15/30	150	151
[2]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	80	80
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	14	14
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	36

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	142
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	96
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	136
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	73
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	403
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	120
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	71
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	27
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	28	27
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	7	7
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	124
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	242
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	147
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	48
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	98
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	240
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	48
[2]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	100
[2]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/28	120	121
[2]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/30	100	102
[2]	Chase Issuance Trust Class A Series 2024-A1	4.620%	1/16/29	200	201
[2]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	100	100
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	108
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	195
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	146
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	83	80
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	99
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	122
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	49
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	73
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	240
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	267
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	245
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	465
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	202
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	97
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.579%	5/15/54	75	73
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	11	11
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	47
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	39
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	82
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	32	32
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	50	50
[2]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/29	50	51
[2]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/29	50	50
[2]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/32	50	49
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	33
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	119
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	145	145
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	222
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	11	10
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	149
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	104
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	16	15
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	98
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	50
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	50
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	45
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	18	18
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	21	21
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	13
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	3.922%	2/10/47	15	14
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	252
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	217
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	99
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	143
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	24
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	216
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	193
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	141

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	47
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	267
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	74
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	72
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	42
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	6	6
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	47
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.112%	8/15/48	50	45
[2]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	17	17
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	96
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	73
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	97
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	96
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	42
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	46
[2]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	226
[2]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	299
[2]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	277
[2]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	398
[2]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	40	40
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	36	35
[2]	Exeter Automobile Receivables Trust Class B Series 2023-1A	5.720%	4/15/27	3	3
[2]	Exeter Automobile Receivables Trust Class B Series 2023-4A	6.310%	10/15/27	20	20
[2]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/30	100	101
[2]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/29	20	20
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	31	31
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	25	25
[2]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/28	20	20
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	34	33
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	49
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	25
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	28	25
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.627%	3/25/33	200	155
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	65	63
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.797%	5/25/25	127	126
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	125	124
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	10	10
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	228	221
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.438%	9/25/26	225	217
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.519%	9/25/26	52	50
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	52	51
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	59	57
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	169	164
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	39	38
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	265	257
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.415%	10/25/26	140	134
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.061%	6/25/27	178	172
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.811%	11/25/27	55	52
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.825%	2/25/27	118	114
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.552%	12/25/26	130	125
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	2.993%	4/25/29	43	40
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	203	196
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	375	363
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.355%	7/25/28	123	118
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.627%	8/25/30	50	47
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.743%	9/25/30	148	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.580%	8/25/28	165	159
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M2	2.906%	1/25/28	376	359
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.063%	2/25/30	58	54
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.057%	3/25/28	118	112
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.032%	3/25/28	90	86
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.543%	9/25/28	167	161
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	388	360
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	235	214
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.623%	11/25/28	179	172
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/29	332	303
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/31	273	256
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	187	177
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	179	168

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	282	263
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	852
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	242	208
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	84
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/30	10	8
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	212
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	108	96
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.315%	10/25/30	275	228
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.389%	11/25/30	60	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.458%	3/25/31	225	184
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.599%	4/25/31	50	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.739%	10/25/31	275	226
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.469%	11/25/30	50	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.245%	1/25/31	225	184
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.668%	10/25/31	325	264
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	1.938%	1/25/32	225	186
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.532%	9/25/31	75	61
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.707%	11/25/31	100	82
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	133
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	1.936%	12/25/31	150	124
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.501%	4/25/33	140	136
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M6	4.181%	7/25/28	134	131
[1,2,4]	Fannie mae-Aces Class A2 Series 2023-M8	4.471%	3/25/33	50	48
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.158%	11/25/27	225	217
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	100	101
[2]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/31	20	20
[2]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	50	51
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-A	4.940%	3/15/26	11	12
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	100	101
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	25	25
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	50	51
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	10	10
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	28	27
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	50	50
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-C	5.530%	9/15/28	100	101
[2]	Ford Credit Auto Owner Trust Class A3 Series 2024-A	5.090%	12/15/28	200	202
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	9	9
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	26	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	100
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/29	50	51
[2]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/29	260	262
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	98
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	61	60
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	37	36
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	22	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	13	12
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	43	38
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	98	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	49	40
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	83	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	156	155
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	163	162
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	294	292
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	123	122
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	192	190
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	292
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	420
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	483
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	121
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	198	191
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	72

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	217
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	218
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	342
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	24
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	171
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	341
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,663
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	266
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	220
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	387
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	191
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	430
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	374
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	255
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	254
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	408
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	191
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	335
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	317
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	273
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	396
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	86
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	128
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	363
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	268
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	335
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	250
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	126
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	592
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	215
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	365
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	338
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	125
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	335
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	169
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	170
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	106
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	85
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	639
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	70
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	92
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	188
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	115
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	166
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	75
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	156

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	113
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1522	2.361%	10/25/36	150	114
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	95
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	166
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	96
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	48
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/33	140	136
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/33	200	194
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/33	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/34	200	200
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/34	205	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/34	300	295
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/28	140	140
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/28	100	100
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/28	100	100
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/28	150	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/28	100	100
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/28	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	50	50
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/28	50	50
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/28	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/29	150	153
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	150	154
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/29	200	204
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/29	200	205
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/29	205	208
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/29	123	123
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/29	250	248
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/31	200	201
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	2	2
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	106	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	372	367
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	482	472
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	94
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	183
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	114
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	97	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	45
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	137
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	113
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	148
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	140	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/30	200	196
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/30	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/31	225	220
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/31	700	692
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	133	132
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	194	192
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	361
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	201
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	279
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	45
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	184
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	70
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	45
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	11	11
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	46	46
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	75	75
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	300	303
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/27	70	70
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/28	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	65	64
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	25	25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	8	8
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	16	16
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	13	13
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	23	23
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-4	4.820%	8/16/27	94	94
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	49	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	50	50
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-4	5.780%	8/16/28	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-3	5.130%	4/16/29	200	202
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	50
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/28	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/29	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/29	200	202
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/30	80	79
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	144
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	149
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	98
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	73
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	193
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	73
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	144
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	248
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	92
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	136
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	247
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	114
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	12	12
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	112
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	65
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	103
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	9	9
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC34	3.278%	10/10/48	23	23
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	5	5
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	48
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	47
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	93
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	65
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	44
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	31
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	20
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.419%	9/10/47	25	22
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	48
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	7
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	7	7
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	47	47
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/28	50	51
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/29	45	45
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	25
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/31	50	51
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/32	100	99
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	2	2
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	16	16
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	16	16
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	26	26
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	48	48
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	100	101
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	200	203
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	100	101
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	200	202
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-3	4.570%	3/21/29	300	300
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	30	30
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/29	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/30	400	406

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	5	5
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	70	70
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	43	43
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/28	50	51
[2]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/29	112	113
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	9	9
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	25
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/29	13	13
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/30	150	150
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/31	55	55
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	13	13
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	133	134
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	50	50
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	50	50
[2]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/28	120	121
[2]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/29	100	101
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/30	20	20
[2]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/31	100	98
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	97
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	74
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	241
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	72
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	100
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	81
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	2	2
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	4	4
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	41	40
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	123
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	33	31
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	71
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	50
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	5	5
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	15	15
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	14	14
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.536%	2/15/47	17	16
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	48
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	181
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	388
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	95
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	94
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	93
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	22
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	73
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	217
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	152
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	71
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	41
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	46
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	47
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	71	71
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/29	50	50
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	8	8
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	61	61
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/28	50	51
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-1	4.800%	4/16/29	150	151
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-B	4.230%	2/15/28	110	109
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/31	50	52
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/30	60	59
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	119
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	124
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	74

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	221
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	144
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	193
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	240
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	146
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	96
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	12	12
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	5	5
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	4	4
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	11	11
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.274%	6/15/47	10	10
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	47
[2]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	48
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	49	47
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	156
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	74
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	96
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	193
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	193
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	232
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	143
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	183
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	55
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	63
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	145
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	127
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.793%	4/15/55	150	135
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	74
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	23
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	22
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	103
[2,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	50	53
[2,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/56	50	52
[2]	Nissan Auto Lease Trust Class A3 Series 2023-A	4.910%	1/15/26	9	9
[2]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	22	22
[2]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	50	50
[2]	Nissan Auto Lease Trust Class A3 Series 2024-B	4.920%	11/15/27	200	201
[2]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	25	25
[2]	Nissan Auto Lease Trust Class A4 Series 2024-B	4.960%	8/15/28	200	201
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	18	17
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	56	56
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	100	100
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	46	45
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	24
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/30	200	205
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	12	12
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	40	40
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/28	100	101
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	300	303
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	100	101
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/29	100	100
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	23	23
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	24	24
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/28	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/28	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/29	50	51
[2]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	1,000	1,016
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	7	7
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/30	20	20
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/31	60	61
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/31	50	52
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	24	24
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	27	27
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	199
[2]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	75	76
[2]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	200	204

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/30	250	252
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	9	9
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	17	17
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	30	30
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	35	35
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	48	48
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-D	5.540%	8/15/28	50	51
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	100	101
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-B	5.330%	1/16/29	500	507
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-C	4.880%	3/15/29	250	252
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	8	8
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	44	43
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/29	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/29	225	226
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/30	85	84
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	87
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	116
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	96
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	144
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	167
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	142
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	144
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	170
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	72
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	217
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	121
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	265
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	93
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	112
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	67
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	94
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	121
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	97
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	48
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	48
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	71
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	58
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	94
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	72
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	23
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	150
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	199
[2]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	100
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	175
[2]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	75	75
[2]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	162
[2]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	50	50
[2]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/29	50	51
[2]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	50	50
[2]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/29	300	303
[2]	Verizon Master Trust Class A1A Series 2024-6	4.170%	8/20/30	1,000	990
[2]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	100	101
[2]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/28	40	41
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	15	15
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	50	50
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/28	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/29	120	120
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/30	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/31	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	144
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	40
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	96
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/57	200	206
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	73

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	157
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	144
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	239
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	266
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	194
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	72
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	147
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	182
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	182
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	91
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	42
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	98
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	185
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	167
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	170
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	244
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	147
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	44
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	85
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/57	100	100
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	40	40
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	31
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	74
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	51
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	94
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	24
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	89
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	13	13
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	7	7
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	25	25
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	49
[2]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/29	150	151
[2]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/29	220	219
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	2	2
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	12	11
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	22
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	4	4
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	13	13
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	18	18
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	18	18
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	42	41
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	40	39
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	74	74
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/28	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-D	5.790%	2/15/29	300	305
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/29	75	75
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/29	100	100
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/29	50	50
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/29	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/30	60	59
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	50	50
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	76
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $115,658)					108,126
Corporate Bonds (26.0%)
Communications (2.0%)
	Alphabet Inc.	0.800%	8/15/27	120	110
	Alphabet Inc.	1.100%	8/15/30	875	728
	Alphabet Inc.	1.900%	8/15/40	50	33
	Alphabet Inc.	2.050%	8/15/50	667	369
	Alphabet Inc.	2.250%	8/15/60	218	118
	America Movil SAB de CV	3.625%	4/22/29	200	188
	America Movil SAB de CV	2.875%	5/7/30	200	178
	America Movil SAB de CV	4.700%	7/21/32	250	239
	America Movil SAB de CV	6.375%	3/1/35	300	317

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
America Movil SAB de CV	6.125%	11/15/37	100	103
America Movil SAB de CV	6.125%	3/30/40	200	205
America Movil SAB de CV	4.375%	7/16/42	250	209
America Movil SAB de CV	4.375%	4/22/49	200	163
AppLovin Corp.	5.125%	12/1/29	200	199
AppLovin Corp.	5.375%	12/1/31	100	100
AppLovin Corp.	5.500%	12/1/34	155	154
AppLovin Corp.	5.950%	12/1/54	150	148
AT&T Inc.	3.875%	1/15/26	400	396
AT&T Inc.	1.700%	3/25/26	500	482
AT&T Inc.	3.800%	2/15/27	700	686
AT&T Inc.	2.300%	6/1/27	450	425
AT&T Inc.	1.650%	2/1/28	500	455
AT&T Inc.	4.100%	2/15/28	402	393
AT&T Inc.	4.350%	3/1/29	263	257
AT&T Inc.	4.300%	2/15/30	460	445
AT&T Inc.	2.250%	2/1/32	600	496
AT&T Inc.	2.550%	12/1/33	472	380
AT&T Inc.	4.500%	5/15/35	200	185
AT&T Inc.	5.250%	3/1/37	550	537
AT&T Inc.	4.900%	8/15/37	300	283
AT&T Inc.	4.850%	3/1/39	480	445
AT&T Inc.	3.500%	6/1/41	500	383
AT&T Inc.	4.300%	12/15/42	271	225
AT&T Inc.	4.750%	5/15/46	723	627
AT&T Inc.	5.150%	11/15/46	636	584
AT&T Inc.	4.500%	3/9/48	400	329
AT&T Inc.	3.650%	6/1/51	717	505
AT&T Inc.	3.500%	9/15/53	1,764	1,187
AT&T Inc.	3.550%	9/15/55	1,475	993
AT&T Inc.	5.700%	3/1/57	50	48
AT&T Inc.	3.800%	12/1/57	968	669
AT&T Inc.	3.650%	9/15/59	929	615
AT&T Inc.	3.850%	6/1/60	416	288
Baidu Inc.	3.625%	7/6/27	200	195
Baidu Inc.	3.425%	4/7/30	200	185
Baidu Inc.	2.375%	8/23/31	200	168
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	597	580
Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	380	370
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	100	81
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	63
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	194	182
Booking Holdings Inc.	3.600%	6/1/26	225	222
Booking Holdings Inc.	3.550%	3/15/28	100	97
Booking Holdings Inc.	4.625%	4/13/30	500	495
British Telecommunications plc	9.625%	12/15/30	516	625
Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	500	509
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	219
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	220
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	221
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	500	509
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	278
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	850	673
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	178
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	200	206
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/34	250	256
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	200	178
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	400	272
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	700	661
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	537	438
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	500	428
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	861	646
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	251
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	321
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	300	181
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	133
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	152
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	159
Comcast Corp.	3.150%	3/1/26	497	489
Comcast Corp.	2.350%	1/15/27	495	473

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	3.300%	2/1/27	400	389
Comcast Corp.	3.300%	4/1/27	150	146
Comcast Corp.	3.150%	2/15/28	325	309
Comcast Corp.	4.150%	10/15/28	1,242	1,211
Comcast Corp.	4.550%	1/15/29	200	198
Comcast Corp.	5.100%	6/1/29	200	202
Comcast Corp.	4.250%	10/15/30	350	337
Comcast Corp.	1.950%	1/15/31	500	418
Comcast Corp.	1.500%	2/15/31	250	203
Comcast Corp.	4.250%	1/15/33	275	256
Comcast Corp.	4.800%	5/15/33	700	680
Comcast Corp.	5.300%	6/1/34	200	200
Comcast Corp.	4.200%	8/15/34	175	160
Comcast Corp.	5.650%	6/15/35	1,065	1,087
Comcast Corp.	4.400%	8/15/35	150	138
Comcast Corp.	3.200%	7/15/36	225	181
Comcast Corp.	6.450%	3/15/37	175	187
Comcast Corp.	4.600%	10/15/38	550	497
Comcast Corp.	3.750%	4/1/40	300	241
Comcast Corp.	4.650%	7/15/42	370	323
Comcast Corp.	3.400%	7/15/46	600	421
Comcast Corp.	3.969%	11/1/47	686	521
Comcast Corp.	4.000%	3/1/48	200	152
Comcast Corp.	4.700%	10/15/48	38	33
Comcast Corp.	3.999%	11/1/49	268	202
Comcast Corp.	3.450%	2/1/50	400	274
Comcast Corp.	2.800%	1/15/51	300	178
Comcast Corp.	2.887%	11/1/51	1,007	606
Comcast Corp.	5.350%	5/15/53	168	155
Comcast Corp.	2.937%	11/1/56	1,053	613
Comcast Corp.	4.950%	10/15/58	238	206
Comcast Corp.	2.650%	8/15/62	150	78
Comcast Corp.	2.987%	11/1/63	847	477
Comcast Corp.	5.500%	5/15/64	248	231
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	901
Discovery Communications LLC	3.950%	3/20/28	400	379
Discovery Communications LLC	5.000%	9/20/37	325	270
Discovery Communications LLC	6.350%	6/1/40	100	92
Electronic Arts Inc.	4.800%	3/1/26	100	100
Expedia Group Inc.	5.000%	2/15/26	150	150
Expedia Group Inc.	4.625%	8/1/27	150	149
Expedia Group Inc.	3.250%	2/15/30	250	230
Expedia Group Inc.	2.950%	3/15/31	81	71
Fox Corp.	4.709%	1/25/29	375	370
Fox Corp.	3.500%	4/8/30	150	139
Fox Corp.	6.500%	10/13/33	214	225
Fox Corp.	5.476%	1/25/39	250	237
Fox Corp.	5.576%	1/25/49	275	255
Grupo Televisa SAB	4.625%	1/30/26	100	98
Grupo Televisa SAB	6.625%	1/15/40	125	113
Grupo Televisa SAB	5.000%	5/13/45	225	163
Grupo Televisa SAB	5.250%	5/24/49	200	148
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	99
Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	99
Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	165
Koninklijke KPN NV	8.375%	10/1/30	125	144
Meta Platforms Inc.	3.500%	8/15/27	200	195
Meta Platforms Inc.	4.600%	5/15/28	275	275
Meta Platforms Inc.	4.300%	8/15/29	123	121
Meta Platforms Inc.	4.800%	5/15/30	200	201
Meta Platforms Inc.	4.550%	8/15/31	149	146
Meta Platforms Inc.	3.850%	8/15/32	200	186
Meta Platforms Inc.	4.950%	5/15/33	300	300
Meta Platforms Inc.	4.750%	8/15/34	511	497
Meta Platforms Inc.	4.450%	8/15/52	650	546
Meta Platforms Inc.	5.600%	5/15/53	442	441
Meta Platforms Inc.	5.400%	8/15/54	573	555
Meta Platforms Inc.	4.650%	8/15/62	200	169
Meta Platforms Inc.	5.750%	5/15/63	310	312
Meta Platforms Inc.	5.550%	8/15/64	503	491

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NBCUniversal Media LLC	4.450%	1/15/43	225	191
	Netflix Inc.	4.375%	11/15/26	245	244
	Netflix Inc.	4.875%	4/15/28	467	469
	Netflix Inc.	5.875%	11/15/28	230	238
	Netflix Inc.	6.375%	5/15/29	85	90
[5]	Netflix Inc.	5.375%	11/15/29	147	150
[5]	Netflix Inc.	4.875%	6/15/30	83	83
	Netflix Inc.	4.900%	8/15/34	100	98
	Netflix Inc.	5.400%	8/15/54	150	146
	Omnicom Group Inc.	2.450%	4/30/30	150	132
	Omnicom Group Inc.	4.200%	6/1/30	100	96
	Omnicom Group Inc.	2.600%	8/1/31	200	171
	Omnicom Group Inc.	5.300%	11/1/34	100	98
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	246
	Orange SA	9.000%	3/1/31	350	417
	Orange SA	5.500%	2/6/44	200	194
	Paramount Global	2.900%	1/15/27	148	141
	Paramount Global	3.375%	2/15/28	100	94
	Paramount Global	3.700%	6/1/28	100	94
	Paramount Global	7.875%	7/30/30	200	217
	Paramount Global	4.950%	1/15/31	350	327
	Paramount Global	4.200%	5/19/32	200	176
	Paramount Global	5.500%	5/15/33	75	70
	Paramount Global	6.875%	4/30/36	350	355
	Paramount Global	5.900%	10/15/40	104	91
	Paramount Global	4.850%	7/1/42	328	259
	Paramount Global	4.375%	3/15/43	480	349
	Paramount Global	5.850%	9/1/43	680	586
	Paramount Global	4.900%	8/15/44	100	76
	Paramount Global	4.600%	1/15/45	92	68
	Rogers Communications Inc.	2.900%	11/15/26	100	97
	Rogers Communications Inc.	5.000%	2/15/29	315	313
	Rogers Communications Inc.	3.800%	3/15/32	400	360
	Rogers Communications Inc.	4.500%	3/15/42	200	169
	Rogers Communications Inc.	4.500%	3/15/43	265	220
	Rogers Communications Inc.	5.000%	3/15/44	190	168
	Rogers Communications Inc.	4.350%	5/1/49	100	78
	Rogers Communications Inc.	3.700%	11/15/49	150	105
	Rogers Communications Inc.	4.550%	3/15/52	650	519
	Sprint Capital Corp.	6.875%	11/15/28	100	106
	Sprint Capital Corp.	8.750%	3/15/32	700	837
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	195
	Telefonica Emisiones SA	4.103%	3/8/27	250	246
	Telefonica Emisiones SA	7.045%	6/20/36	475	522
	Telefonica Emisiones SA	4.665%	3/6/38	200	177
	Telefonica Emisiones SA	5.213%	3/8/47	144	128
	Telefonica Europe BV	8.250%	9/15/30	250	285
	TELUS Corp.	2.800%	2/16/27	100	96
	TELUS Corp.	3.400%	5/13/32	100	88
	TELUS Corp.	4.300%	6/15/49	200	154
	Tencent Music Entertainment Group	2.000%	9/3/30	200	168
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	224
	Time Warner Cable LLC	6.550%	5/1/37	200	193
	Time Warner Cable LLC	6.750%	6/15/39	250	245
	Time Warner Cable LLC	5.875%	11/15/40	210	187
	Time Warner Cable LLC	5.500%	9/1/41	250	212
	Time Warner Cable LLC	4.500%	9/15/42	250	186
	T-Mobile USA Inc.	1.500%	2/15/26	200	193
	T-Mobile USA Inc.	2.250%	2/15/26	339	329
	T-Mobile USA Inc.	2.625%	4/15/26	104	101
	T-Mobile USA Inc.	3.750%	4/15/27	800	781
	T-Mobile USA Inc.	5.375%	4/15/27	70	70
	T-Mobile USA Inc.	4.750%	2/1/28	200	199
	T-Mobile USA Inc.	2.050%	2/15/28	250	230
	T-Mobile USA Inc.	4.950%	3/15/28	70	70
	T-Mobile USA Inc.	4.800%	7/15/28	200	199
	T-Mobile USA Inc.	2.625%	2/15/29	140	127
	T-Mobile USA Inc.	2.400%	3/15/29	100	90
	T-Mobile USA Inc.	4.200%	10/1/29	300	290
	T-Mobile USA Inc.	3.875%	4/15/30	1,889	1,777

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	2.550%	2/15/31	900	774
	T-Mobile USA Inc.	2.875%	2/15/31	186	163
	T-Mobile USA Inc.	3.500%	4/15/31	395	358
	T-Mobile USA Inc.	2.250%	11/15/31	500	415
	T-Mobile USA Inc.	2.700%	3/15/32	200	169
	T-Mobile USA Inc.	5.200%	1/15/33	300	297
	T-Mobile USA Inc.	5.050%	7/15/33	460	450
	T-Mobile USA Inc.	5.150%	4/15/34	170	167
	T-Mobile USA Inc.	4.375%	4/15/40	400	346
	T-Mobile USA Inc.	3.000%	2/15/41	155	110
	T-Mobile USA Inc.	4.500%	4/15/50	980	803
	T-Mobile USA Inc.	3.300%	2/15/51	1,000	659
	T-Mobile USA Inc.	3.400%	10/15/52	575	383
	T-Mobile USA Inc.	5.650%	1/15/53	158	153
	T-Mobile USA Inc.	5.750%	1/15/54	221	216
	T-Mobile USA Inc.	3.600%	11/15/60	200	132
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	295
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	163
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	65
	TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	171
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	98
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	164
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	201
	Uber Technologies Inc.	4.300%	1/15/30	375	363
	Uber Technologies Inc.	4.800%	9/15/34	200	191
	Uber Technologies Inc.	5.350%	9/15/54	325	300
	Verisign Inc.	2.700%	6/15/31	200	172
	Verizon Communications Inc.	4.125%	3/16/27	250	247
	Verizon Communications Inc.	3.000%	3/22/27	50	48
	Verizon Communications Inc.	2.100%	3/22/28	600	552
	Verizon Communications Inc.	4.329%	9/21/28	829	814
	Verizon Communications Inc.	4.016%	12/3/29	727	698
	Verizon Communications Inc.	3.150%	3/22/30	310	284
	Verizon Communications Inc.	1.680%	10/30/30	527	438
	Verizon Communications Inc.	1.750%	1/20/31	500	412
	Verizon Communications Inc.	2.550%	3/21/31	800	689
	Verizon Communications Inc.	2.355%	3/15/32	633	524
	Verizon Communications Inc.	5.050%	5/9/33	177	175
	Verizon Communications Inc.	4.500%	8/10/33	575	542
	Verizon Communications Inc.	4.400%	11/1/34	325	301
[5]	Verizon Communications Inc.	4.780%	2/15/35	600	572
	Verizon Communications Inc.	4.272%	1/15/36	256	230
	Verizon Communications Inc.	4.812%	3/15/39	250	230
	Verizon Communications Inc.	2.650%	11/20/40	1,000	683
	Verizon Communications Inc.	3.400%	3/22/41	500	378
	Verizon Communications Inc.	2.850%	9/3/41	200	138
	Verizon Communications Inc.	4.750%	11/1/41	200	179
	Verizon Communications Inc.	6.550%	9/15/43	125	137
	Verizon Communications Inc.	4.125%	8/15/46	250	198
	Verizon Communications Inc.	4.862%	8/21/46	639	570
	Verizon Communications Inc.	4.522%	9/15/48	176	147
	Verizon Communications Inc.	4.000%	3/22/50	250	190
	Verizon Communications Inc.	2.875%	11/20/50	500	306
	Verizon Communications Inc.	3.550%	3/22/51	900	634
	Verizon Communications Inc.	5.500%	2/23/54	250	239
	Verizon Communications Inc.	2.987%	10/30/56	900	534
	Verizon Communications Inc.	3.000%	11/20/60	500	289
	Verizon Communications Inc.	3.700%	3/22/61	500	339
	Vodafone Group plc	6.150%	2/27/37	71	74
	Vodafone Group plc	5.250%	5/30/48	83	77
	Vodafone Group plc	4.875%	6/19/49	350	301
	Vodafone Group plc	4.250%	9/17/50	450	349
	Vodafone Group plc	5.625%	2/10/53	310	294
	Vodafone Group plc	5.750%	6/28/54	364	351
	Vodafone Group plc	5.750%	2/10/63	125	118
	Vodafone Group plc	5.875%	6/28/64	200	193
	Walt Disney Co.	1.750%	1/13/26	300	292
	Walt Disney Co.	2.000%	9/1/29	541	481
	Walt Disney Co.	3.800%	3/22/30	240	230
	Walt Disney Co.	2.650%	1/13/31	700	619

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	6.200%	12/15/34	400	435
	Walt Disney Co.	6.400%	12/15/35	149	164
	Walt Disney Co.	6.650%	11/15/37	200	223
	Walt Disney Co.	4.625%	3/23/40	75	69
	Walt Disney Co.	3.500%	5/13/40	250	200
	Walt Disney Co.	5.400%	10/1/43	100	98
	Walt Disney Co.	4.750%	9/15/44	175	157
	Walt Disney Co.	2.750%	9/1/49	225	140
	Walt Disney Co.	4.700%	3/23/50	395	350
	Walt Disney Co.	3.600%	1/13/51	400	293
	Walt Disney Co.	3.800%	5/13/60	300	217
	Warnermedia Holdings Inc.	3.755%	3/15/27	800	771
	Warnermedia Holdings Inc.	4.054%	3/15/29	300	279
	Warnermedia Holdings Inc.	4.279%	3/15/32	500	440
	Warnermedia Holdings Inc.	5.050%	3/15/42	465	373
	Warnermedia Holdings Inc.	5.141%	3/15/52	1,700	1,264
	Warnermedia Holdings Inc.	5.391%	3/15/62	828	609
	Weibo Corp.	3.375%	7/8/30	200	179
					93,570
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	386
[5]	Alibaba Group Holding Ltd.	4.875%	5/26/30	200	198
	Alibaba Group Holding Ltd.	2.125%	2/9/31	300	253
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	259
[5]	Alibaba Group Holding Ltd.	5.250%	5/26/35	200	196
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	171
	Alibaba Group Holding Ltd.	4.200%	12/6/47	225	179
	Alibaba Group Holding Ltd.	3.150%	2/9/51	200	129
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	79
	Alibaba Group Holding Ltd.	3.250%	2/9/61	300	186
	Amazon.com Inc.	1.000%	5/12/26	600	574
	Amazon.com Inc.	3.300%	4/13/27	600	586
	Amazon.com Inc.	3.150%	8/22/27	725	701
	Amazon.com Inc.	4.550%	12/1/27	500	503
	Amazon.com Inc.	1.650%	5/12/28	500	455
	Amazon.com Inc.	3.450%	4/13/29	300	288
	Amazon.com Inc.	4.650%	12/1/29	396	398
	Amazon.com Inc.	1.500%	6/3/30	405	343
	Amazon.com Inc.	2.100%	5/12/31	500	427
	Amazon.com Inc.	3.600%	4/13/32	500	462
	Amazon.com Inc.	4.700%	12/1/32	500	497
	Amazon.com Inc.	4.800%	12/5/34	225	224
	Amazon.com Inc.	3.875%	8/22/37	600	530
	Amazon.com Inc.	2.875%	5/12/41	500	367
	Amazon.com Inc.	4.050%	8/22/47	600	493
	Amazon.com Inc.	2.500%	6/3/50	800	476
	Amazon.com Inc.	3.100%	5/12/51	700	470
	Amazon.com Inc.	2.700%	6/3/60	400	229
	Amazon.com Inc.	3.250%	5/12/61	450	293
	Amazon.com Inc.	4.100%	4/13/62	400	313
	American Honda Finance Corp.	4.950%	1/9/26	200	200
	American Honda Finance Corp.	5.250%	7/7/26	200	202
	American Honda Finance Corp.	4.400%	10/5/26	375	374
	American Honda Finance Corp.	2.350%	1/8/27	100	95
	American Honda Finance Corp.	4.900%	3/12/27	200	201
	American Honda Finance Corp.	4.900%	7/9/27	100	100
	American Honda Finance Corp.	4.450%	10/22/27	200	199
	American Honda Finance Corp.	2.000%	3/24/28	100	91
	American Honda Finance Corp.	5.125%	7/7/28	200	201
	American Honda Finance Corp.	5.650%	11/15/28	200	205
	American Honda Finance Corp.	2.250%	1/12/29	100	90
	American Honda Finance Corp.	4.900%	3/13/29	100	100
	American Honda Finance Corp.	4.400%	9/5/29	175	170
	American Honda Finance Corp.	4.600%	4/17/30	200	196
	American Honda Finance Corp.	1.800%	1/13/31	300	248
	American Honda Finance Corp.	5.050%	7/10/31	50	49
	American Honda Finance Corp.	4.900%	1/10/34	200	192
[2]	American University	3.672%	4/1/49	110	84
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	50	49

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	200	194
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	200	172
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	100	95
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	50	38
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	50	43
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	250	146
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	200	142
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	300	269
	AutoNation Inc.	3.800%	11/15/27	75	73
	AutoNation Inc.	3.850%	3/1/32	250	224
	AutoZone Inc.	3.750%	6/1/27	100	98
	AutoZone Inc.	3.750%	4/18/29	100	95
	AutoZone Inc.	5.100%	7/15/29	200	201
	AutoZone Inc.	4.000%	4/15/30	250	238
	AutoZone Inc.	1.650%	1/15/31	200	164
	AutoZone Inc.	4.750%	8/1/32	200	193
	AutoZone Inc.	6.550%	11/1/33	150	161
	AutoZone Inc.	5.400%	7/15/34	200	199
	Best Buy Co. Inc.	4.450%	10/1/28	200	197
	BorgWarner Inc.	2.650%	7/1/27	200	190
	BorgWarner Inc.	4.950%	8/15/29	50	50
	BorgWarner Inc.	5.400%	8/15/34	50	49
	BorgWarner Inc.	4.375%	3/15/45	100	81
	Brunswick Corp.	5.850%	3/18/29	375	381
	California Endowment	2.498%	4/1/51	50	30
	California Institute of Technology	4.321%	8/1/45	70	61
	California Institute of Technology	4.700%	11/1/11	50	41
	California Institute of Technology	3.650%	9/1/19	100	63
	Choice Hotels International Inc.	5.850%	8/1/34	200	200
	Claremont Mckenna College	3.775%	1/1/22	150	97
	Cornell University	4.835%	6/15/34	125	123
	Darden Restaurants Inc.	3.850%	5/1/27	200	196
	Darden Restaurants Inc.	4.350%	10/15/27	75	74
	Darden Restaurants Inc.	4.550%	10/15/29	75	73
	Darden Restaurants Inc.	4.550%	2/15/48	50	40
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	175
	Dick's Sporting Goods Inc.	4.100%	1/15/52	200	146
[2]	Duke University	2.682%	10/1/44	100	70
[2]	Duke University	2.757%	10/1/50	50	32
[2]	Duke University	2.832%	10/1/55	125	77
	eBay Inc.	1.400%	5/10/26	200	191
	eBay Inc.	3.600%	6/5/27	300	293
	eBay Inc.	2.600%	5/10/31	200	172
	eBay Inc.	4.000%	7/15/42	200	159
	eBay Inc.	3.650%	5/10/51	200	142
	Emory University	2.143%	9/1/30	150	130
	Emory University	2.969%	9/1/50	50	33
	Ferguson Enterprises Inc.	5.000%	10/3/34	130	124
	Ford Foundation	2.415%	6/1/50	60	35
	Ford Foundation	2.815%	6/1/70	150	84
	Ford Motor Co.	9.625%	4/22/30	50	58
	Ford Motor Co.	3.250%	2/12/32	201	167
	Ford Motor Co.	6.100%	8/19/32	131	130
	Ford Motor Co.	4.750%	1/15/43	250	197
	Ford Motor Co.	7.400%	11/1/46	230	242
	Ford Motor Co.	5.291%	12/8/46	97	83
	Ford Motor Credit Co. LLC	4.542%	8/1/26	200	198
	Ford Motor Credit Co. LLC	2.700%	8/10/26	208	200
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	196
	Ford Motor Credit Co. LLC	5.850%	5/17/27	200	202
	Ford Motor Credit Co. LLC	4.950%	5/28/27	208	206
	Ford Motor Credit Co. LLC	4.125%	8/17/27	2,718	2,630
	Ford Motor Credit Co. LLC	3.815%	11/2/27	200	192
	Ford Motor Credit Co. LLC	7.350%	11/4/27	208	218
	Ford Motor Credit Co. LLC	2.900%	2/16/28	200	185
	Ford Motor Credit Co. LLC	6.800%	5/12/28	208	215
	Ford Motor Credit Co. LLC	6.798%	11/7/28	400	415
	Ford Motor Credit Co. LLC	5.800%	3/8/29	300	300
	Ford Motor Credit Co. LLC	5.113%	5/3/29	258	251
	Ford Motor Credit Co. LLC	5.303%	9/6/29	500	490

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ford Motor Credit Co. LLC	7.350%	3/6/30	201	213
Ford Motor Credit Co. LLC	4.000%	11/13/30	260	234
Ford Motor Credit Co. LLC	3.625%	6/17/31	260	225
Ford Motor Credit Co. LLC	6.054%	11/5/31	1,350	1,339
Ford Motor Credit Co. LLC	7.122%	11/7/33	200	209
Ford Motor Credit Co. LLC	6.125%	3/8/34	600	586
Fortune Brands Innovations Inc.	3.250%	9/15/29	50	46
Fortune Brands Innovations Inc.	4.000%	3/25/32	80	74
Fortune Brands Innovations Inc.	5.875%	6/1/33	100	102
Fortune Brands Innovations Inc.	4.500%	3/25/52	80	63
General Motors Co.	6.800%	10/1/27	100	104
General Motors Co.	5.600%	10/15/32	50	50
General Motors Co.	5.000%	4/1/35	165	154
General Motors Co.	6.600%	4/1/36	250	262
General Motors Co.	5.150%	4/1/38	225	207
General Motors Co.	6.250%	10/2/43	210	208
General Motors Co.	5.200%	4/1/45	230	199
General Motors Co.	5.400%	4/1/48	100	88
General Motors Co.	5.950%	4/1/49	375	354
General Motors Financial Co. Inc.	5.250%	3/1/26	150	150
General Motors Financial Co. Inc.	5.400%	4/6/26	200	201
General Motors Financial Co. Inc.	1.500%	6/10/26	200	191
General Motors Financial Co. Inc.	4.350%	1/17/27	325	321
General Motors Financial Co. Inc.	5.000%	4/9/27	250	250
General Motors Financial Co. Inc.	5.400%	5/8/27	200	202
General Motors Financial Co. Inc.	5.350%	7/15/27	100	101
General Motors Financial Co. Inc.	2.700%	8/20/27	500	472
General Motors Financial Co. Inc.	2.400%	4/10/28	200	184
General Motors Financial Co. Inc.	5.800%	6/23/28	250	255
General Motors Financial Co. Inc.	2.400%	10/15/28	200	181
General Motors Financial Co. Inc.	5.800%	1/7/29	500	510
General Motors Financial Co. Inc.	4.300%	4/6/29	500	482
General Motors Financial Co. Inc.	5.550%	7/15/29	300	303
General Motors Financial Co. Inc.	4.900%	10/6/29	100	98
General Motors Financial Co. Inc.	3.600%	6/21/30	400	367
General Motors Financial Co. Inc.	2.350%	1/8/31	300	251
General Motors Financial Co. Inc.	5.750%	2/8/31	175	177
General Motors Financial Co. Inc.	2.700%	6/10/31	200	169
General Motors Financial Co. Inc.	5.600%	6/18/31	75	75
General Motors Financial Co. Inc.	6.400%	1/9/33	100	104
General Motors Financial Co. Inc.	6.100%	1/7/34	250	254
General Motors Financial Co. Inc.	5.950%	4/4/34	200	201
General Motors Financial Co. Inc.	5.450%	9/6/34	150	146
Genuine Parts Co.	6.500%	11/1/28	200	210
Genuine Parts Co.	4.950%	8/15/29	250	249
Genuine Parts Co.	6.875%	11/1/33	75	82
George Washington University	4.126%	9/15/48	150	123
Georgetown University	4.315%	4/1/49	68	56
Georgetown University	2.943%	4/1/50	100	65
Georgetown University	5.215%	10/1/18	59	52
Harley-Davidson Inc.	4.625%	7/28/45	125	101
Hasbro Inc.	3.900%	11/19/29	350	329
Hasbro Inc.	6.350%	3/15/40	125	126
Hasbro Inc.	5.100%	5/15/44	50	43
Home Depot Inc.	5.150%	6/25/26	350	353
Home Depot Inc.	2.500%	4/15/27	395	378
Home Depot Inc.	2.800%	9/14/27	200	192
Home Depot Inc.	2.950%	6/15/29	600	558
Home Depot Inc.	4.750%	6/25/29	200	200
Home Depot Inc.	2.700%	4/15/30	445	401
Home Depot Inc.	1.375%	3/15/31	500	405
Home Depot Inc.	4.850%	6/25/31	175	175
Home Depot Inc.	1.875%	9/15/31	200	165
Home Depot Inc.	3.250%	4/15/32	200	178
Home Depot Inc.	4.500%	9/15/32	200	195
Home Depot Inc.	4.950%	6/25/34	100	99
Home Depot Inc.	5.875%	12/16/36	825	869
Home Depot Inc.	3.300%	4/15/40	295	229
Home Depot Inc.	5.950%	4/1/41	175	184
Home Depot Inc.	4.200%	4/1/43	200	169

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.875%	2/15/44	300	274
	Home Depot Inc.	4.400%	3/15/45	100	85
	Home Depot Inc.	4.250%	4/1/46	330	274
	Home Depot Inc.	3.900%	6/15/47	250	195
	Home Depot Inc.	4.500%	12/6/48	225	192
	Home Depot Inc.	3.350%	4/15/50	175	122
	Home Depot Inc.	2.375%	3/15/51	200	113
	Home Depot Inc.	2.750%	9/15/51	300	183
	Home Depot Inc.	3.625%	4/15/52	520	376
	Home Depot Inc.	4.950%	9/15/52	150	136
	Home Depot Inc.	5.300%	6/25/54	50	48
	Home Depot Inc.	5.400%	6/25/64	135	129
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	191
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	173
	Howard University	5.209%	10/1/52	50	43
	Hyatt Hotels Corp.	4.850%	3/15/26	200	200
	Hyatt Hotels Corp.	4.375%	9/15/28	75	73
	Hyatt Hotels Corp.	5.250%	6/30/29	100	100
	Hyatt Hotels Corp.	5.750%	4/23/30	200	205
	Hyatt Hotels Corp.	5.375%	12/15/31	200	199
	Hyatt Hotels Corp.	5.500%	6/30/34	50	50
	JD.com Inc.	3.875%	4/29/26	200	197
	JD.com Inc.	3.375%	1/14/30	200	185
[2]	Johns Hopkins University	4.083%	7/1/53	75	61
	Johns Hopkins University	4.705%	7/1/32	75	74
	Las Vegas Sands Corp.	5.900%	6/1/27	100	101
	Las Vegas Sands Corp.	6.000%	8/15/29	50	51
	Las Vegas Sands Corp.	6.200%	8/15/34	150	151
	Lear Corp.	3.800%	9/15/27	41	40
	Lear Corp.	4.250%	5/15/29	150	144
	Lear Corp.	3.500%	5/30/30	100	91
	Lear Corp.	5.250%	5/15/49	125	107
	Leggett & Platt Inc.	3.500%	11/15/27	125	118
	Leggett & Platt Inc.	4.400%	3/15/29	75	70
	Leggett & Platt Inc.	3.500%	11/15/51	100	61
	Leland Stanford Junior University	3.647%	5/1/48	200	155
	Lennar Corp.	5.250%	6/1/26	200	201
	LKQ Corp.	5.750%	6/15/28	500	508
	Lowe's Cos. Inc.	4.800%	4/1/26	200	200
	Lowe's Cos. Inc.	2.500%	4/15/26	250	244
	Lowe's Cos. Inc.	3.100%	5/3/27	350	338
	Lowe's Cos. Inc.	1.300%	4/15/28	260	232
	Lowe's Cos. Inc.	1.700%	9/15/28	200	179
	Lowe's Cos. Inc.	6.500%	3/15/29	67	71
	Lowe's Cos. Inc.	3.650%	4/5/29	300	286
	Lowe's Cos. Inc.	4.500%	4/15/30	250	245
	Lowe's Cos. Inc.	1.700%	10/15/30	300	251
	Lowe's Cos. Inc.	2.625%	4/1/31	500	434
	Lowe's Cos. Inc.	3.750%	4/1/32	500	457
	Lowe's Cos. Inc.	5.000%	4/15/33	250	246
	Lowe's Cos. Inc.	5.150%	7/1/33	100	99
	Lowe's Cos. Inc.	2.800%	9/15/41	200	137
	Lowe's Cos. Inc.	4.250%	9/15/44	28	22
	Lowe's Cos. Inc.	3.700%	4/15/46	250	184
	Lowe's Cos. Inc.	4.050%	5/3/47	300	232
	Lowe's Cos. Inc.	3.000%	10/15/50	150	93
	Lowe's Cos. Inc.	3.500%	4/1/51	300	204
	Lowe's Cos. Inc.	4.250%	4/1/52	300	234
	Lowe's Cos. Inc.	5.625%	4/15/53	100	96
	Lowe's Cos. Inc.	5.750%	7/1/53	200	196
	Lowe's Cos. Inc.	5.800%	9/15/62	100	97
	Magna International Inc.	5.050%	3/14/29	150	151
	Magna International Inc.	2.450%	6/15/30	100	88
	Marriott International Inc.	3.125%	6/15/26	1,083	1,059
	Marriott International Inc.	4.000%	4/15/28	50	49
	Marriott International Inc.	4.800%	3/15/30	200	198
	Marriott International Inc.	4.625%	6/15/30	200	196
	Marriott International Inc.	2.850%	4/15/31	300	262
	Marriott International Inc.	5.300%	5/15/34	200	198
	Marriott International Inc.	5.350%	3/15/35	200	197

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	3.500%	11/15/27	100	96
	Masco Corp.	1.500%	2/15/28	200	180
	Masco Corp.	2.000%	2/15/31	100	84
	Masco Corp.	4.500%	5/15/47	100	82
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	111
	Massachusetts Institute of Technology	2.989%	7/1/50	85	57
	Massachusetts Institute of Technology	3.067%	4/1/52	100	68
	Massachusetts Institute of Technology	5.600%	7/1/11	130	131
	Massachusetts Institute of Technology	4.678%	7/1/14	125	106
	Massachusetts Institute of Technology	3.885%	7/1/16	100	70
	McDonald's Corp.	3.700%	1/30/26	300	298
	McDonald's Corp.	3.500%	3/1/27	200	195
	McDonald's Corp.	3.500%	7/1/27	315	307
	McDonald's Corp.	3.800%	4/1/28	350	341
	McDonald's Corp.	4.800%	8/14/28	200	200
	McDonald's Corp.	2.625%	9/1/29	450	410
	McDonald's Corp.	2.125%	3/1/30	200	175
	McDonald's Corp.	3.600%	7/1/30	200	187
	McDonald's Corp.	4.700%	12/9/35	200	191
	McDonald's Corp.	6.300%	10/15/37	150	161
	McDonald's Corp.	6.300%	3/1/38	100	107
	McDonald's Corp.	5.700%	2/1/39	100	102
	McDonald's Corp.	3.700%	2/15/42	25	20
	McDonald's Corp.	3.625%	5/1/43	100	77
	McDonald's Corp.	4.600%	5/26/45	210	182
	McDonald's Corp.	4.875%	12/9/45	300	269
	McDonald's Corp.	4.450%	3/1/47	250	210
	McDonald's Corp.	4.450%	9/1/48	150	125
	McDonald's Corp.	4.200%	4/1/50	200	158
	MDC Holdings Inc.	2.500%	1/15/31	100	87
	MDC Holdings Inc.	6.000%	1/15/43	100	100
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	292
	Mohawk Industries Inc.	3.625%	5/15/30	125	115
	NIKE Inc.	2.375%	11/1/26	200	193
	NIKE Inc.	2.750%	3/27/27	200	193
	NIKE Inc.	2.850%	3/27/30	200	182
	NIKE Inc.	3.625%	5/1/43	125	98
	NIKE Inc.	3.875%	11/1/45	75	59
	NIKE Inc.	3.375%	3/27/50	150	106
[2]	Northwestern University	4.643%	12/1/44	75	69
[2]	Northwestern University	2.640%	12/1/50	50	31
[2]	Northwestern University	3.662%	12/1/57	75	55
	NVR Inc.	3.000%	5/15/30	200	180
	O'Reilly Automotive Inc.	5.750%	11/20/26	200	203
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	315
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	410
	O'Reilly Automotive Inc.	5.000%	8/19/34	100	97
	President & Fellows of Harvard College	4.609%	2/15/35	175	170
	President & Fellows of Harvard College	4.875%	10/15/40	225	216
	President & Fellows of Harvard College	3.150%	7/15/46	100	72
	President & Fellows of Harvard College	3.745%	11/15/52	100	77
	PulteGroup Inc.	6.375%	5/15/33	300	316
	Ralph Lauren Corp.	2.950%	6/15/30	200	181
	Rockefeller Foundation	2.492%	10/1/50	250	152
	Ross Stores Inc.	1.875%	4/15/31	200	165
	Sands China Ltd.	3.800%	1/8/26	200	196
	Sands China Ltd.	2.300%	3/8/27	200	186
	Sands China Ltd.	5.400%	8/8/28	400	395
	Sands China Ltd.	4.375%	6/18/30	200	186
	Starbucks Corp.	2.450%	6/15/26	200	194
	Starbucks Corp.	4.850%	2/8/27	175	176
	Starbucks Corp.	3.500%	3/1/28	100	96
	Starbucks Corp.	4.000%	11/15/28	200	194
	Starbucks Corp.	3.550%	8/15/29	250	237
	Starbucks Corp.	2.250%	3/12/30	450	394
	Starbucks Corp.	2.550%	11/15/30	550	482
	Starbucks Corp.	4.900%	2/15/31	75	75
	Starbucks Corp.	5.000%	2/15/34	75	73
	Starbucks Corp.	4.300%	6/15/45	50	40
	Starbucks Corp.	3.750%	12/1/47	125	91

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	4.500%	11/15/48	200	165
	Starbucks Corp.	3.350%	3/12/50	100	67
	Starbucks Corp.	3.500%	11/15/50	200	138
	Tapestry Inc.	4.125%	7/15/27	23	23
	Tapestry Inc.	5.100%	3/11/30	50	49
	Tapestry Inc.	3.050%	3/15/32	200	170
	Tapestry Inc.	5.500%	3/11/35	300	292
	TJX Cos. Inc.	2.250%	9/15/26	350	337
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	244
	Toyota Motor Corp.	1.339%	3/25/26	500	481
	Toyota Motor Credit Corp.	4.800%	1/5/26	200	201
	Toyota Motor Credit Corp.	5.200%	5/15/26	200	202
	Toyota Motor Credit Corp.	4.450%	5/18/26	144	144
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	191
	Toyota Motor Credit Corp.	4.550%	8/7/26	100	100
	Toyota Motor Credit Corp.	5.400%	11/20/26	200	203
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	195
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	76
	Toyota Motor Credit Corp.	5.000%	3/19/27	200	202
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	458
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	250
	Toyota Motor Credit Corp.	4.350%	10/8/27	150	149
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	95
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	183
	Toyota Motor Credit Corp.	5.250%	9/11/28	200	203
	Toyota Motor Credit Corp.	4.650%	1/5/29	200	199
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	507
	Toyota Motor Credit Corp.	5.050%	5/16/29	100	101
	Toyota Motor Credit Corp.	4.550%	8/9/29	100	99
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	131
	Toyota Motor Credit Corp.	3.375%	4/1/30	200	185
	Toyota Motor Credit Corp.	4.550%	5/17/30	101	99
	Toyota Motor Credit Corp.	5.550%	11/20/30	200	206
	Toyota Motor Credit Corp.	5.100%	3/21/31	200	201
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	164
	Toyota Motor Credit Corp.	4.600%	10/10/31	250	243
	Toyota Motor Credit Corp.	4.800%	1/5/34	200	194
	Tractor Supply Co.	1.750%	11/1/30	200	167
	Trustees of Boston College	3.129%	7/1/52	100	68
[2]	Trustees of Boston University	4.061%	10/1/48	50	41
	Trustees of Columbia University in the City of New York	4.355%	10/1/35	100	94
	Trustees of Princeton University	5.700%	3/1/39	150	156
	Trustees of Princeton University	2.516%	7/1/50	150	93
	Trustees of Princeton University	4.201%	3/1/52	100	84
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	118
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	42
[2]	University of Chicago	2.547%	4/1/50	100	64
[2]	University of Chicago	4.003%	10/1/53	100	81
	University of Miami	4.063%	4/1/52	100	80
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	76
	University of Notre Dame du Lac	3.394%	2/15/48	125	92
[2]	University of Southern California	3.028%	10/1/39	100	79
[2]	University of Southern California	3.841%	10/1/47	100	80
	University of Southern California	2.945%	10/1/51	200	131
	University of Southern California	5.250%	10/1/11	100	93
	Washington University	3.524%	4/15/54	100	72
	Washington University	4.349%	4/15/22	50	38
	Whirlpool Corp.	4.750%	2/26/29	150	148
	Whirlpool Corp.	5.500%	3/1/33	100	98
	Whirlpool Corp.	5.750%	3/1/34	125	123
	Whirlpool Corp.	4.500%	6/1/46	100	77
	Whirlpool Corp.	4.600%	5/15/50	75	57
[2]	William Marsh Rice University	3.574%	5/15/45	150	119
	Yale University	1.482%	4/15/30	100	85
	Yale University	2.402%	4/15/50	100	60
					77,951
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	107
	Altria Group Inc.	3.400%	2/4/41	500	361

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Altria Group Inc.	4.250%	8/9/42	275	219
Altria Group Inc.	4.500%	5/2/43	125	102
Altria Group Inc.	5.375%	1/31/44	350	326
Altria Group Inc.	3.875%	9/16/46	425	306
Altria Group Inc.	5.950%	2/14/49	155	152
Altria Group Inc.	3.700%	2/4/51	750	510
Altria Group Inc.	6.200%	2/14/59	70	68
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	945	895
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,972	1,794
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	94
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	430
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	565	565
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	937
Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	175	173
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	188
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	375	375
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	301
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	507
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	592
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	705	720
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	193
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	84
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	96
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	37
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	120
BAT Capital Corp.	4.700%	4/2/27	330	329
BAT Capital Corp.	3.557%	8/15/27	231	223
BAT Capital Corp.	2.259%	3/25/28	500	459
BAT Capital Corp.	3.462%	9/6/29	100	93
BAT Capital Corp.	4.906%	4/2/30	175	173
BAT Capital Corp.	6.343%	8/2/30	200	210
BAT Capital Corp.	5.834%	2/20/31	200	204
BAT Capital Corp.	2.726%	3/25/31	500	432
BAT Capital Corp.	7.750%	10/19/32	100	113
BAT Capital Corp.	6.421%	8/2/33	200	211
BAT Capital Corp.	6.000%	2/20/34	200	205
BAT Capital Corp.	4.390%	8/15/37	525	453
BAT Capital Corp.	4.540%	8/15/47	383	302
BAT Capital Corp.	4.758%	9/6/49	250	202
BAT Capital Corp.	5.650%	3/16/52	200	182
BAT Capital Corp.	7.081%	8/2/53	175	192
BAT International Finance plc	4.448%	3/16/28	500	492
BAT International Finance plc	5.931%	2/2/29	400	412
Brown-Forman Corp.	4.750%	4/15/33	200	195
Brown-Forman Corp.	4.500%	7/15/45	100	87
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	195
Bunge Ltd. Finance Corp.	4.100%	1/7/28	70	68
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	302
Campbell's Co.	4.150%	3/15/28	175	171
Campbell's Co.	5.200%	3/21/29	100	101
Campbell's Co.	5.400%	3/21/34	175	174
Campbell's Co.	4.750%	3/23/35	150	141
Campbell's Co.	4.800%	3/15/48	135	116
Campbell's Co.	3.125%	4/24/50	100	64
Church & Dwight Co. Inc.	3.150%	8/1/27	100	97
Church & Dwight Co. Inc.	3.950%	8/1/47	75	58
Clorox Co.	3.100%	10/1/27	50	48
Clorox Co.	3.900%	5/15/28	50	49
Clorox Co.	4.400%	5/1/29	150	147
Clorox Co.	1.800%	5/15/30	50	43
Coca-Cola Co.	3.375%	3/25/27	200	196
Coca-Cola Co.	2.900%	5/25/27	559	541
Coca-Cola Co.	1.000%	3/15/28	500	449
Coca-Cola Co.	2.125%	9/6/29	125	112
Coca-Cola Co.	3.450%	3/25/30	250	236
Coca-Cola Co.	1.375%	3/15/31	100	82
Coca-Cola Co.	5.000%	5/13/34	100	100
Coca-Cola Co.	4.650%	8/14/34	130	126
Coca-Cola Co.	4.125%	3/25/40	100	86
Coca-Cola Co.	2.500%	6/1/40	200	140

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Coca-Cola Co.	2.875%	5/5/41	500	363
Coca-Cola Co.	4.200%	3/25/50	175	145
Coca-Cola Co.	2.600%	6/1/50	550	331
Coca-Cola Co.	5.300%	5/13/54	100	96
Coca-Cola Co.	5.200%	1/14/55	200	190
Coca-Cola Co.	2.750%	6/1/60	300	175
Coca-Cola Co.	5.400%	5/13/64	250	240
Coca-Cola Consolidated Inc.	5.250%	6/1/29	100	101
Coca-Cola Consolidated Inc.	5.450%	6/1/34	54	54
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	179
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	142
Colgate-Palmolive Co.	3.100%	8/15/27	250	242
Colgate-Palmolive Co.	4.000%	8/15/45	150	125
Conagra Brands Inc.	7.000%	10/1/28	275	291
Conagra Brands Inc.	8.250%	9/15/30	50	57
Conagra Brands Inc.	5.300%	11/1/38	200	188
Conagra Brands Inc.	5.400%	11/1/48	150	136
Constellation Brands Inc.	3.700%	12/6/26	425	418
Constellation Brands Inc.	3.500%	5/9/27	150	146
Constellation Brands Inc.	3.600%	2/15/28	175	168
Constellation Brands Inc.	4.650%	11/15/28	75	74
Constellation Brands Inc.	3.150%	8/1/29	225	207
Constellation Brands Inc.	2.875%	5/1/30	356	318
Constellation Brands Inc.	2.250%	8/1/31	275	229
Constellation Brands Inc.	5.250%	11/15/48	225	205
Constellation Brands Inc.	3.750%	5/1/50	125	92
Costco Wholesale Corp.	1.600%	4/20/30	1,200	1,026
Costco Wholesale Corp.	1.750%	4/20/32	200	163
Delhaize America LLC	9.000%	4/15/31	100	118
Diageo Capital plc	5.300%	10/24/27	250	254
Diageo Capital plc	2.000%	4/29/30	200	173
Diageo Capital plc	2.125%	4/29/32	200	163
Diageo Capital plc	5.875%	9/30/36	50	53
Diageo Capital plc	3.875%	4/29/43	250	200
Diageo Finance plc	5.625%	10/5/33	200	205
Dollar General Corp.	3.875%	4/15/27	150	147
Dollar General Corp.	4.625%	11/1/27	200	199
Dollar General Corp.	4.125%	5/1/28	150	146
Dollar General Corp.	5.200%	7/5/28	200	201
Dollar General Corp.	3.500%	4/3/30	100	92
Dollar General Corp.	4.125%	4/3/50	250	184
Dollar Tree Inc.	4.200%	5/15/28	300	292
Estee Lauder Cos. Inc.	3.150%	3/15/27	367	355
Estee Lauder Cos. Inc.	2.375%	12/1/29	125	111
Estee Lauder Cos. Inc.	4.650%	5/15/33	200	191
Estee Lauder Cos. Inc.	5.000%	2/14/34	125	123
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	77
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	81
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	79
Estee Lauder Cos. Inc.	3.125%	12/1/49	125	80
Flowers Foods Inc.	3.500%	10/1/26	75	73
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	84
General Mills Inc.	4.200%	4/17/28	375	367
General Mills Inc.	4.875%	1/30/30	200	199
General Mills Inc.	2.875%	4/15/30	150	135
General Mills Inc.	2.250%	10/14/31	250	209
General Mills Inc.	4.950%	3/29/33	200	195
General Mills Inc.	5.250%	1/30/35	150	148
General Mills Inc.	5.400%	6/15/40	100	97
General Mills Inc.	3.000%	2/1/51	50	31
Haleon US Capital LLC	3.375%	3/24/27	250	243
Haleon US Capital LLC	3.375%	3/24/29	250	235
Haleon US Capital LLC	3.625%	3/24/32	1,000	905
Hershey Co.	2.300%	8/15/26	100	97
Hershey Co.	2.450%	11/15/29	130	117
Hershey Co.	3.125%	11/15/49	150	100
Hormel Foods Corp.	4.800%	3/30/27	150	151
Hormel Foods Corp.	1.800%	6/11/30	200	170
Hormel Foods Corp.	3.050%	6/3/51	200	130
Ingredion Inc.	3.200%	10/1/26	100	97

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ingredion Inc.	2.900%	6/1/30	175	157
J M Smucker Co.	3.375%	12/15/27	150	145
J M Smucker Co.	5.900%	11/15/28	75	78
J M Smucker Co.	2.375%	3/15/30	100	88
J M Smucker Co.	2.125%	3/15/32	31	25
J M Smucker Co.	6.200%	11/15/33	200	211
J M Smucker Co.	4.250%	3/15/35	100	91
J M Smucker Co.	6.500%	11/15/43	130	138
J M Smucker Co.	4.375%	3/15/45	125	103
J M Smucker Co.	6.500%	11/15/53	200	214
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	2.500%	1/15/27	200	190
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	500	499
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	509	507
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	184	195
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/52	400	299
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/52	300	303
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	122	134
Kellanova	3.250%	4/1/26	125	123
Kellanova	3.400%	11/15/27	125	121
Kellanova	4.300%	5/15/28	100	98
Kellanova	7.450%	4/1/31	125	139
Kellanova	5.750%	5/16/54	100	100
Kenvue Inc.	5.050%	3/22/28	200	202
Kenvue Inc.	4.900%	3/22/33	200	197
Kenvue Inc.	5.100%	3/22/43	200	191
Kenvue Inc.	5.050%	3/22/53	425	393
Kenvue Inc.	5.200%	3/22/63	150	138
Keurig Dr Pepper Inc.	2.550%	9/15/26	75	72
Keurig Dr Pepper Inc.	5.100%	3/15/27	200	202
Keurig Dr Pepper Inc.	3.430%	6/15/27	100	97
Keurig Dr Pepper Inc.	5.050%	3/15/29	200	200
Keurig Dr Pepper Inc.	3.950%	4/15/29	175	168
Keurig Dr Pepper Inc.	3.200%	5/1/30	150	137
Keurig Dr Pepper Inc.	2.250%	3/15/31	200	169
Keurig Dr Pepper Inc.	5.200%	3/15/31	100	101
Keurig Dr Pepper Inc.	4.050%	4/15/32	150	140
Keurig Dr Pepper Inc.	5.300%	3/15/34	200	200
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	167
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	110
Keurig Dr Pepper Inc.	4.500%	4/15/52	200	164
Kimberly-Clark Corp.	2.750%	2/15/26	100	98
Kimberly-Clark Corp.	1.050%	9/15/27	500	457
Kimberly-Clark Corp.	3.950%	11/1/28	50	49
Kimberly-Clark Corp.	3.200%	4/25/29	150	141
Kimberly-Clark Corp.	3.100%	3/26/30	155	143
Kimberly-Clark Corp.	2.000%	11/2/31	250	210
Kimberly-Clark Corp.	6.625%	8/1/37	250	282
Kimberly-Clark Corp.	5.300%	3/1/41	25	24
Kimberly-Clark Corp.	3.200%	7/30/46	175	123
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	36
Kraft Heinz Foods Co.	3.000%	6/1/26	350	342
Kraft Heinz Foods Co.	3.875%	5/15/27	250	245
Kraft Heinz Foods Co.	3.750%	4/1/30	200	189
Kraft Heinz Foods Co.	4.250%	3/1/31	200	191
Kraft Heinz Foods Co.	6.875%	1/26/39	100	110
Kraft Heinz Foods Co.	5.000%	6/4/42	250	225
Kraft Heinz Foods Co.	5.200%	7/15/45	550	498
Kraft Heinz Foods Co.	4.375%	6/1/46	450	363
Kraft Heinz Foods Co.	4.875%	10/1/49	250	214
Kroger Co.	3.500%	2/1/26	160	158
Kroger Co.	2.650%	10/15/26	140	135
Kroger Co.	3.700%	8/1/27	100	98
Kroger Co.	7.700%	6/1/29	50	55
Kroger Co.	8.000%	9/15/29	125	140
Kroger Co.	2.200%	5/1/30	100	87
Kroger Co.	7.500%	4/1/31	100	112
Kroger Co.	5.000%	9/15/34	650	630
Kroger Co.	5.400%	7/15/40	50	48
Kroger Co.	5.000%	4/15/42	125	113
Kroger Co.	5.150%	8/1/43	100	92

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kroger Co.	4.450%	2/1/47	150	123
Kroger Co.	4.650%	1/15/48	225	189
Kroger Co.	3.950%	1/15/50	150	112
Kroger Co.	5.500%	9/15/54	381	358
Kroger Co.	5.650%	9/15/64	260	244
McCormick & Co. Inc.	3.400%	8/15/27	150	145
McCormick & Co. Inc.	2.500%	4/15/30	250	221
McCormick & Co. Inc.	4.700%	10/15/34	100	94
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	103
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	130
Molson Coors Beverage Co.	3.000%	7/15/26	375	366
Molson Coors Beverage Co.	5.000%	5/1/42	200	183
Molson Coors Beverage Co.	4.200%	7/15/46	375	299
Mondelez International Inc.	2.625%	3/17/27	200	191
Mondelez International Inc.	4.750%	2/20/29	100	100
Mondelez International Inc.	2.750%	4/13/30	115	103
Mondelez International Inc.	1.875%	10/15/32	500	401
Mondelez International Inc.	4.750%	8/28/34	100	96
Mondelez International Inc.	2.625%	9/4/50	250	146
PepsiCo Inc.	2.375%	10/6/26	225	217
PepsiCo Inc.	2.625%	3/19/27	100	96
PepsiCo Inc.	3.000%	10/15/27	325	313
PepsiCo Inc.	4.450%	5/15/28	200	200
PepsiCo Inc.	2.625%	7/29/29	200	183
PepsiCo Inc.	2.750%	3/19/30	345	313
PepsiCo Inc.	1.625%	5/1/30	700	596
PepsiCo Inc.	1.400%	2/25/31	200	163
PepsiCo Inc.	3.500%	3/19/40	175	141
PepsiCo Inc.	2.625%	10/21/41	200	138
PepsiCo Inc.	3.600%	8/13/42	100	78
PepsiCo Inc.	4.450%	4/14/46	300	259
PepsiCo Inc.	3.450%	10/6/46	300	220
PepsiCo Inc.	4.000%	5/2/47	100	80
PepsiCo Inc.	3.375%	7/29/49	240	172
PepsiCo Inc.	2.875%	10/15/49	325	211
PepsiCo Inc.	2.750%	10/21/51	50	31
PepsiCo Inc.	3.875%	3/19/60	150	112
Philip Morris International Inc.	2.750%	2/25/26	305	298
Philip Morris International Inc.	4.750%	2/12/27	400	401
Philip Morris International Inc.	4.375%	11/1/27	125	124
Philip Morris International Inc.	5.125%	11/17/27	200	202
Philip Morris International Inc.	3.125%	3/2/28	100	95
Philip Morris International Inc.	4.875%	2/13/29	200	200
Philip Morris International Inc.	3.375%	8/15/29	250	235
Philip Morris International Inc.	4.625%	11/1/29	200	197
Philip Morris International Inc.	5.625%	11/17/29	200	206
Philip Morris International Inc.	5.125%	2/15/30	200	201
Philip Morris International Inc.	2.100%	5/1/30	150	130
Philip Morris International Inc.	5.500%	9/7/30	244	250
Philip Morris International Inc.	1.750%	11/1/30	500	417
Philip Morris International Inc.	5.125%	2/13/31	225	225
Philip Morris International Inc.	4.750%	11/1/31	200	196
Philip Morris International Inc.	5.750%	11/17/32	700	719
Philip Morris International Inc.	5.375%	2/15/33	200	200
Philip Morris International Inc.	5.625%	9/7/33	114	116
Philip Morris International Inc.	5.250%	2/13/34	400	396
Philip Morris International Inc.	4.900%	11/1/34	50	48
Philip Morris International Inc.	6.375%	5/16/38	200	215
Philip Morris International Inc.	4.375%	11/15/41	500	424
Philip Morris International Inc.	4.500%	3/20/42	125	108
Philip Morris International Inc.	3.875%	8/21/42	25	20
Philip Morris International Inc.	4.125%	3/4/43	400	324
Pilgrim's Pride Corp.	3.500%	3/1/32	500	431
Procter & Gamble Co.	2.800%	3/25/27	500	484
Procter & Gamble Co.	3.000%	3/25/30	500	461
Procter & Gamble Co.	1.200%	10/29/30	300	248
Procter & Gamble Co.	4.550%	1/29/34	200	194
Procter & Gamble Co.	5.550%	3/5/37	150	157
Procter & Gamble Co.	3.550%	3/25/40	188	156
Procter & Gamble Co.	3.500%	10/25/47	100	76

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Reynolds American Inc.	5.700%	8/15/35	175	175
Reynolds American Inc.	7.250%	6/15/37	100	110
Reynolds American Inc.	6.150%	9/15/43	75	74
Reynolds American Inc.	5.850%	8/15/45	450	428
Sysco Corp.	3.300%	7/15/26	250	245
Sysco Corp.	3.250%	7/15/27	175	169
Sysco Corp.	5.750%	1/17/29	100	103
Sysco Corp.	2.400%	2/15/30	100	88
Sysco Corp.	5.950%	4/1/30	166	173
Sysco Corp.	6.000%	1/17/34	100	105
Sysco Corp.	6.600%	4/1/40	175	189
Sysco Corp.	4.500%	4/1/46	200	166
Sysco Corp.	4.450%	3/15/48	100	82
Sysco Corp.	6.600%	4/1/50	100	110
Sysco Corp.	3.150%	12/14/51	250	161
Target Corp.	2.500%	4/15/26	175	171
Target Corp.	1.950%	1/15/27	100	95
Target Corp.	3.375%	4/15/29	200	190
Target Corp.	2.650%	9/15/30	250	223
Target Corp.	4.500%	9/15/32	200	193
Target Corp.	4.500%	9/15/34	200	190
Target Corp.	6.500%	10/15/37	103	113
Target Corp.	7.000%	1/15/38	125	143
Target Corp.	3.900%	11/15/47	300	233
Target Corp.	4.800%	1/15/53	100	89
Tyson Foods Inc.	4.000%	3/1/26	100	99
Tyson Foods Inc.	3.550%	6/2/27	275	267
Tyson Foods Inc.	4.350%	3/1/29	280	272
Tyson Foods Inc.	5.700%	3/15/34	250	253
Tyson Foods Inc.	5.150%	8/15/44	200	182
Tyson Foods Inc.	5.100%	9/28/48	275	244
Unilever Capital Corp.	2.000%	7/28/26	125	120
Unilever Capital Corp.	2.900%	5/5/27	175	169
Unilever Capital Corp.	4.250%	8/12/27	150	149
Unilever Capital Corp.	4.875%	9/8/28	200	202
Unilever Capital Corp.	1.375%	9/14/30	300	249
Unilever Capital Corp.	1.750%	8/12/31	500	413
Unilever Capital Corp.	5.900%	11/15/32	200	212
Unilever Capital Corp.	5.000%	12/8/33	200	200
Unilever Capital Corp.	4.625%	8/12/34	200	192
Walmart Inc.	4.000%	4/15/26	100	100
Walmart Inc.	1.050%	9/17/26	100	95
Walmart Inc.	3.250%	7/8/29	250	237
Walmart Inc.	2.375%	9/24/29	425	387
Walmart Inc.	1.800%	9/22/31	100	83
Walmart Inc.	4.150%	9/9/32	250	241
Walmart Inc.	4.100%	4/15/33	250	238
Walmart Inc.	5.250%	9/1/35	192	198
Walmart Inc.	6.200%	4/15/38	315	348
Walmart Inc.	3.950%	6/28/38	275	246
Walmart Inc.	5.000%	10/25/40	100	97
Walmart Inc.	4.000%	4/11/43	274	232
Walmart Inc.	3.625%	12/15/47	265	202
Walmart Inc.	4.050%	6/29/48	375	307
Walmart Inc.	2.650%	9/22/51	200	123
Walmart Inc.	4.500%	9/9/52	200	174
Walmart Inc.	4.500%	4/15/53	250	217
				71,332
Energy (1.9%)
Apache Corp.	4.375%	10/15/28	44	42
Apache Corp.	4.250%	1/15/30	90	85
Apache Corp.	6.000%	1/15/37	77	76
Apache Corp.	5.100%	9/1/40	233	202
Apache Corp.	5.250%	2/1/42	65	56
Apache Corp.	4.750%	4/15/43	75	60
Apache Corp.	5.350%	7/1/49	68	56
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	191
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	193
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	231

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boardwalk Pipelines LP	5.950%	6/1/26	200	202
	Boardwalk Pipelines LP	4.450%	7/15/27	100	99
	Boardwalk Pipelines LP	5.625%	8/1/34	235	234
	BP Capital Markets America Inc.	3.410%	2/11/26	100	99
	BP Capital Markets America Inc.	3.119%	5/4/26	550	540
	BP Capital Markets America Inc.	3.017%	1/16/27	400	388
	BP Capital Markets America Inc.	5.017%	11/17/27	300	303
	BP Capital Markets America Inc.	4.234%	11/6/28	345	338
	BP Capital Markets America Inc.	4.699%	4/10/29	100	99
	BP Capital Markets America Inc.	4.970%	10/17/29	200	201
	BP Capital Markets America Inc.	4.868%	11/25/29	400	400
	BP Capital Markets America Inc.	3.633%	4/6/30	350	329
	BP Capital Markets America Inc.	2.721%	1/12/32	200	171
	BP Capital Markets America Inc.	4.812%	2/13/33	400	386
	BP Capital Markets America Inc.	4.893%	9/11/33	300	290
	BP Capital Markets America Inc.	4.989%	4/10/34	200	195
	BP Capital Markets America Inc.	5.227%	11/17/34	350	344
	BP Capital Markets America Inc.	3.060%	6/17/41	100	72
	BP Capital Markets America Inc.	3.000%	2/24/50	450	286
	BP Capital Markets America Inc.	2.772%	11/10/50	150	90
	BP Capital Markets America Inc.	2.939%	6/4/51	500	309
	BP Capital Markets America Inc.	3.001%	3/17/52	300	187
	BP Capital Markets America Inc.	3.379%	2/8/61	400	253
	BP Capital Markets plc	3.279%	9/19/27	200	193
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	489
[5]	Canadian Natural Resources Ltd.	5.000%	12/15/29	50	49
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	89
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	131
[5]	Canadian Natural Resources Ltd.	5.400%	12/15/34	50	49
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	100
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	306
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	120
	Cenovus Energy Inc.	4.250%	4/15/27	100	99
	Cenovus Energy Inc.	2.650%	1/15/32	100	83
	Cenovus Energy Inc.	5.250%	6/15/37	38	36
	Cenovus Energy Inc.	6.750%	11/15/39	39	42
	Cenovus Energy Inc.	5.400%	6/15/47	119	106
	Cenovus Energy Inc.	3.750%	2/15/52	150	103
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,385	1,300
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	80
	Cheniere Energy Inc.	4.625%	10/15/28	252	247
	Cheniere Energy Inc.	5.650%	4/15/34	265	265
	Cheniere Energy Partners LP	4.500%	10/1/29	275	266
	Cheniere Energy Partners LP	4.000%	3/1/31	586	542
	Cheniere Energy Partners LP	3.250%	1/31/32	350	304
	Cheniere Energy Partners LP	5.950%	6/30/33	47	48
[5]	Cheniere Energy Partners LP	5.750%	8/15/34	100	100
	Chevron Corp.	2.236%	5/11/30	500	440
	Chevron USA Inc.	1.018%	8/12/27	500	458
	Chevron USA Inc.	5.250%	11/15/43	175	170
	Chevron USA Inc.	2.343%	8/12/50	200	112
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	176
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	146
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	198
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	214
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	253
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	96
	ConocoPhillips	5.900%	5/15/38	450	465
	ConocoPhillips	6.500%	2/1/39	100	109
	ConocoPhillips	4.875%	10/1/47	285	249
	ConocoPhillips Co.	4.700%	1/15/30	225	223
	ConocoPhillips Co.	4.850%	1/15/32	200	196
	ConocoPhillips Co.	5.050%	9/15/33	200	197
	ConocoPhillips Co.	5.000%	1/15/35	225	219
	ConocoPhillips Co.	3.758%	3/15/42	88	69
	ConocoPhillips Co.	4.300%	11/15/44	275	229
	ConocoPhillips Co.	3.800%	3/15/52	190	139
	ConocoPhillips Co.	5.300%	5/15/53	478	442
	ConocoPhillips Co.	5.550%	3/15/54	175	168
	ConocoPhillips Co.	5.500%	1/15/55	225	213

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ConocoPhillips Co.	4.025%	3/15/62	300	217
ConocoPhillips Co.	5.700%	9/15/63	125	120
ConocoPhillips Co.	5.650%	1/15/65	200	189
Continental Resources Inc.	4.375%	1/15/28	200	194
Continental Resources Inc.	4.900%	6/1/44	125	101
Coterra Energy Inc.	3.900%	5/15/27	200	195
Coterra Energy Inc.	5.600%	3/15/34	105	104
Coterra Energy Inc.	5.400%	2/15/35	310	300
Coterra Energy Inc.	5.900%	2/15/55	50	47
DCP Midstream Operating LP	5.625%	7/15/27	75	76
DCP Midstream Operating LP	3.250%	2/15/32	181	156
DCP Midstream Operating LP	5.600%	4/1/44	40	37
Devon Energy Corp.	5.250%	10/15/27	100	100
Devon Energy Corp.	5.875%	6/15/28	130	130
Devon Energy Corp.	4.500%	1/15/30	130	126
Devon Energy Corp.	7.875%	9/30/31	160	180
Devon Energy Corp.	7.950%	4/15/32	163	184
Devon Energy Corp.	4.750%	5/15/42	130	108
Devon Energy Corp.	5.000%	6/15/45	150	125
Diamondback Energy Inc.	3.250%	12/1/26	100	97
Diamondback Energy Inc.	5.200%	4/18/27	150	151
Diamondback Energy Inc.	3.500%	12/1/29	200	186
Diamondback Energy Inc.	5.150%	1/30/30	150	150
Diamondback Energy Inc.	6.250%	3/15/33	190	198
Diamondback Energy Inc.	5.400%	4/18/34	230	226
Diamondback Energy Inc.	4.400%	3/24/51	200	155
Diamondback Energy Inc.	4.250%	3/15/52	100	75
Diamondback Energy Inc.	6.250%	3/15/53	200	200
Diamondback Energy Inc.	5.750%	4/18/54	265	248
Diamondback Energy Inc.	5.900%	4/18/64	175	164
Eastern Energy Gas Holdings LLC	5.650%	10/15/54	100	94
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	92
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	125	105
Enbridge Energy Partners LP	7.500%	4/15/38	150	170
Enbridge Energy Partners LP	5.500%	9/15/40	125	119
Enbridge Inc.	1.600%	10/4/26	200	189
Enbridge Inc.	5.900%	11/15/26	125	127
Enbridge Inc.	5.250%	4/5/27	200	202
Enbridge Inc.	3.700%	7/15/27	150	146
Enbridge Inc.	6.000%	11/15/28	125	129
Enbridge Inc.	5.300%	4/5/29	200	202
Enbridge Inc.	3.125%	11/15/29	200	183
Enbridge Inc.	6.200%	11/15/30	125	132
Enbridge Inc.	5.700%	3/8/33	400	404
Enbridge Inc.	2.500%	8/1/33	200	160
Enbridge Inc.	5.625%	4/5/34	100	101
Enbridge Inc.	4.500%	6/10/44	100	82
Enbridge Inc.	5.500%	12/1/46	135	128
Enbridge Inc.	4.000%	11/15/49	100	75
Enbridge Inc.	3.400%	8/1/51	200	134
Enbridge Inc.	6.700%	11/15/53	165	179
Enbridge Inc.	5.950%	4/5/54	200	198
Enbridge Inc.	7.200%	6/27/54	420	432
Enbridge Inc.	7.375%	3/15/55	50	52
Energy Transfer LP	4.750%	1/15/26	500	499
Energy Transfer LP	4.400%	3/15/27	150	149
Energy Transfer LP	5.500%	6/1/27	300	304
Energy Transfer LP	5.550%	2/15/28	200	203
Energy Transfer LP	4.950%	5/15/28	200	200
Energy Transfer LP	5.250%	4/15/29	425	427
Energy Transfer LP	5.250%	7/1/29	73	73
Energy Transfer LP	3.750%	5/15/30	250	233
Energy Transfer LP	5.750%	2/15/33	200	202
Energy Transfer LP	6.550%	12/1/33	600	637
Energy Transfer LP	5.550%	5/15/34	150	149
Energy Transfer LP	5.600%	9/1/34	207	206
Energy Transfer LP	6.625%	10/15/36	225	239
Energy Transfer LP	5.800%	6/15/38	150	148
Energy Transfer LP	6.050%	6/1/41	100	99
Energy Transfer LP	6.500%	2/1/42	275	285

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Transfer LP	4.950%	1/15/43	175	150
Energy Transfer LP	5.300%	4/1/44	300	268
Energy Transfer LP	5.000%	5/15/44	100	86
Energy Transfer LP	5.150%	3/15/45	175	153
Energy Transfer LP	5.350%	5/15/45	100	90
Energy Transfer LP	6.125%	12/15/45	200	197
Energy Transfer LP	5.300%	4/15/47	200	177
Energy Transfer LP	5.400%	10/1/47	275	247
Energy Transfer LP	6.000%	6/15/48	300	290
Energy Transfer LP	6.250%	4/15/49	320	321
Energy Transfer LP	5.000%	5/15/50	500	424
Energy Transfer LP	5.950%	5/15/54	540	520
Energy Transfer LP	6.050%	9/1/54	191	187
EnLink Midstream LLC	5.375%	6/1/29	90	90
EnLink Midstream LLC	5.650%	9/1/34	385	384
EnLink Midstream Partners LP	4.850%	7/15/26	85	85
EnLink Midstream Partners LP	5.600%	4/1/44	60	55
EnLink Midstream Partners LP	5.050%	4/1/45	80	68
EnLink Midstream Partners LP	5.450%	6/1/47	290	261
Enterprise Products Operating LLC	5.050%	1/10/26	200	201
Enterprise Products Operating LLC	3.700%	2/15/26	150	149
Enterprise Products Operating LLC	4.600%	1/11/27	445	445
Enterprise Products Operating LLC	3.950%	2/15/27	100	99
Enterprise Products Operating LLC	3.125%	7/31/29	200	186
Enterprise Products Operating LLC	2.800%	1/31/30	300	271
Enterprise Products Operating LLC	6.875%	3/1/33	175	193
Enterprise Products Operating LLC	4.850%	1/31/34	75	73
Enterprise Products Operating LLC	4.950%	2/15/35	150	145
Enterprise Products Operating LLC	7.550%	4/15/38	150	175
Enterprise Products Operating LLC	6.125%	10/15/39	300	311
Enterprise Products Operating LLC	5.950%	2/1/41	175	179
Enterprise Products Operating LLC	4.450%	2/15/43	300	256
Enterprise Products Operating LLC	4.850%	3/15/44	335	300
Enterprise Products Operating LLC	5.100%	2/15/45	100	92
Enterprise Products Operating LLC	4.900%	5/15/46	425	378
Enterprise Products Operating LLC	4.250%	2/15/48	100	80
Enterprise Products Operating LLC	4.800%	2/1/49	100	86
Enterprise Products Operating LLC	4.200%	1/31/50	350	276
Enterprise Products Operating LLC	3.200%	2/15/52	300	195
Enterprise Products Operating LLC	3.300%	2/15/53	200	131
Enterprise Products Operating LLC	5.550%	2/16/55	250	240
Enterprise Products Operating LLC	3.950%	1/31/60	200	144
Enterprise Products Operating LLC	5.250%	8/16/77	100	98
Enterprise Products Operating LLC	5.375%	2/15/78	200	191
EOG Resources Inc.	4.150%	1/15/26	150	149
EOG Resources Inc.	4.375%	4/15/30	200	195
EOG Resources Inc.	4.950%	4/15/50	200	178
EOG Resources Inc.	5.650%	12/1/54	125	122
EQT Corp.	3.900%	10/1/27	200	194
EQT Corp.	5.700%	4/1/28	200	203
EQT Corp.	5.000%	1/15/29	200	197
EQT Corp.	7.000%	2/1/30	200	213
Equinor ASA	1.750%	1/22/26	479	465
Equinor ASA	7.250%	9/23/27	250	268
Equinor ASA	3.625%	9/10/28	175	169
Equinor ASA	2.375%	5/22/30	400	355
Equinor ASA	5.100%	8/17/40	125	120
Equinor ASA	4.250%	11/23/41	175	151
Equinor ASA	3.950%	5/15/43	125	103
Equinor ASA	4.800%	11/8/43	175	161
Equinor ASA	3.250%	11/18/49	225	153
Equinor ASA	3.700%	4/6/50	405	299
Expand Energy Corp.	5.375%	3/15/30	300	293
Expand Energy Corp.	4.750%	2/1/32	200	186
Expand Energy Corp.	5.700%	1/15/35	75	74
Exxon Mobil Corp.	3.043%	3/1/26	300	295
Exxon Mobil Corp.	2.275%	8/16/26	600	580
Exxon Mobil Corp.	2.440%	8/16/29	250	228
Exxon Mobil Corp.	2.610%	10/15/30	650	579
Exxon Mobil Corp.	2.995%	8/16/39	100	76

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	4.227%	3/19/40	400	350
	Exxon Mobil Corp.	3.567%	3/6/45	235	177
	Exxon Mobil Corp.	4.114%	3/1/46	200	162
	Exxon Mobil Corp.	4.327%	3/19/50	805	662
	Exxon Mobil Corp.	3.452%	4/15/51	500	351
	Halliburton Co.	2.920%	3/1/30	200	180
	Halliburton Co.	6.700%	9/15/38	345	376
	Halliburton Co.	7.450%	9/15/39	300	350
	Halliburton Co.	4.500%	11/15/41	100	86
	Halliburton Co.	5.000%	11/15/45	500	447
[5]	Helmerich & Payne Inc.	4.650%	12/1/27	250	247
[5]	Helmerich & Payne Inc.	4.850%	12/1/29	200	194
	Helmerich & Payne Inc.	2.900%	9/29/31	100	83
[5]	Helmerich & Payne Inc.	5.500%	12/1/34	50	48
	Hess Corp.	4.300%	4/1/27	250	247
	Hess Corp.	7.300%	8/15/31	180	200
	Hess Corp.	7.125%	3/15/33	100	111
	Hess Corp.	6.000%	1/15/40	75	78
	Hess Corp.	5.600%	2/15/41	350	345
	HF Sinclair Corp.	5.875%	4/1/26	200	201
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	50
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	261
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	54
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	209
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	200	207
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	47
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	150	126
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	65
	Kinder Morgan Inc.	1.750%	11/15/26	200	190
	Kinder Morgan Inc.	4.300%	3/1/28	200	196
	Kinder Morgan Inc.	7.800%	8/1/31	140	158
	Kinder Morgan Inc.	7.750%	1/15/32	265	301
	Kinder Morgan Inc.	5.300%	12/1/34	175	171
	Kinder Morgan Inc.	5.550%	6/1/45	200	187
	Kinder Morgan Inc.	5.050%	2/15/46	175	152
	Kinder Morgan Inc.	3.600%	2/15/51	200	135
	Kinder Morgan Inc.	5.450%	8/1/52	130	118
	Kinder Morgan Inc.	5.950%	8/1/54	130	127
	Marathon Petroleum Corp.	5.125%	12/15/26	200	201
	Marathon Petroleum Corp.	6.500%	3/1/41	300	311
	Marathon Petroleum Corp.	4.500%	4/1/48	260	203
	MPLX LP	4.250%	12/1/27	275	271
	MPLX LP	4.000%	3/15/28	400	388
	MPLX LP	4.950%	9/1/32	149	144
	MPLX LP	5.000%	3/1/33	200	192
	MPLX LP	5.500%	6/1/34	250	246
	MPLX LP	4.500%	4/15/38	400	348
	MPLX LP	5.500%	2/15/49	355	326
	MPLX LP	5.650%	3/1/53	200	186
	NOV Inc.	3.600%	12/1/29	200	187
	NOV Inc.	3.950%	12/1/42	125	93
	Occidental Petroleum Corp.	5.550%	3/15/26	150	151
	Occidental Petroleum Corp.	8.500%	7/15/27	86	92
	Occidental Petroleum Corp.	6.375%	9/1/28	97	100
	Occidental Petroleum Corp.	5.200%	8/1/29	205	203
	Occidental Petroleum Corp.	8.875%	7/15/30	176	200
	Occidental Petroleum Corp.	6.625%	9/1/30	155	162
	Occidental Petroleum Corp.	6.125%	1/1/31	196	201
	Occidental Petroleum Corp.	7.500%	5/1/31	153	167
	Occidental Petroleum Corp.	7.875%	9/15/31	85	94
	Occidental Petroleum Corp.	5.375%	1/1/32	280	274
	Occidental Petroleum Corp.	5.550%	10/1/34	210	204
	Occidental Petroleum Corp.	6.450%	9/15/36	301	308
	Occidental Petroleum Corp.	7.950%	6/15/39	43	49
	Occidental Petroleum Corp.	6.200%	3/15/40	128	126
	Occidental Petroleum Corp.	6.600%	3/15/46	196	198
	Occidental Petroleum Corp.	4.400%	4/15/46	75	56
	Occidental Petroleum Corp.	4.200%	3/15/48	55	40
	Occidental Petroleum Corp.	6.050%	10/1/54	175	165
	ONEOK Inc.	5.550%	11/1/26	52	53

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.250%	9/24/27	400	394
	ONEOK Inc.	4.550%	7/15/28	200	197
	ONEOK Inc.	5.650%	11/1/28	100	102
	ONEOK Inc.	4.350%	3/15/29	100	97
	ONEOK Inc.	3.400%	9/1/29	245	228
	ONEOK Inc.	3.100%	3/15/30	200	181
	ONEOK Inc.	3.250%	6/1/30	200	182
	ONEOK Inc.	4.750%	10/15/31	125	121
	ONEOK Inc.	6.050%	9/1/33	350	360
	ONEOK Inc.	5.050%	11/1/34	325	311
	ONEOK Inc.	5.150%	10/15/43	125	111
	ONEOK Inc.	4.250%	9/15/46	200	153
	ONEOK Inc.	4.950%	7/13/47	110	93
	ONEOK Inc.	4.200%	10/3/47	150	113
	ONEOK Inc.	5.200%	7/15/48	40	35
	ONEOK Inc.	4.850%	2/1/49	100	83
	ONEOK Inc.	4.450%	9/1/49	150	117
	ONEOK Inc.	4.500%	3/15/50	100	79
	ONEOK Inc.	7.150%	1/15/51	120	130
	ONEOK Inc.	6.625%	9/1/53	250	263
	ONEOK Inc.	5.700%	11/1/54	285	268
	ONEOK Inc.	5.850%	11/1/64	140	131
	ONEOK Partners LP	6.650%	10/1/36	260	276
	ONEOK Partners LP	6.125%	2/1/41	150	149
	Ovintiv Inc.	5.375%	1/1/26	100	100
	Ovintiv Inc.	5.650%	5/15/28	100	101
	Ovintiv Inc.	7.375%	11/1/31	50	54
	Ovintiv Inc.	6.250%	7/15/33	100	102
	Ovintiv Inc.	6.500%	8/15/34	150	156
	Ovintiv Inc.	6.625%	8/15/37	100	102
	Ovintiv Inc.	6.500%	2/1/38	100	102
	Ovintiv Inc.	7.100%	7/15/53	75	80
	Patterson-UTI Energy Inc.	5.150%	11/15/29	150	146
	Patterson-UTI Energy Inc.	7.150%	10/1/33	100	105
[2]	Petroleos Mexicanos	2.378%	4/15/25	2	2
	Phillips 66	3.900%	3/15/28	150	145
	Phillips 66	2.150%	12/15/30	100	85
	Phillips 66	4.650%	11/15/34	300	280
	Phillips 66	5.875%	5/1/42	245	243
	Phillips 66	4.875%	11/15/44	440	380
	Phillips 66 Co.	4.950%	12/1/27	200	202
	Phillips 66 Co.	3.150%	12/15/29	100	92
	Phillips 66 Co.	5.250%	6/15/31	200	200
	Phillips 66 Co.	4.950%	3/15/35	105	99
	Phillips 66 Co.	4.680%	2/15/45	245	205
	Phillips 66 Co.	5.500%	3/15/55	150	138
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	255
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	170
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	100
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	256
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	186
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/34	85	85
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	105
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	110	97
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	165
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	42
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	454
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	750	752
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	293
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	550	533
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	153
	Schlumberger Investment SA	4.500%	5/15/28	100	99
	Schlumberger Investment SA	2.650%	6/26/30	300	267
	Schlumberger Investment SA	4.850%	5/15/33	100	98
	Shell Finance US Inc.	2.375%	11/7/29	582	522
	Shell Finance US Inc.	2.750%	4/6/30	50	45
	Shell Finance US Inc.	4.125%	5/11/35	300	275
	Shell Finance US Inc.	4.550%	8/12/43	300	261
	Shell Finance US Inc.	4.375%	5/11/45	430	359
	Shell Finance US Inc.	4.000%	5/10/46	640	501

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shell International Finance BV	2.875%	5/10/26	500	489
	Shell International Finance BV	2.500%	9/12/26	600	581
	Shell International Finance BV	3.875%	11/13/28	68	66
	Shell International Finance BV	6.375%	12/15/38	475	516
	Shell International Finance BV	5.500%	3/25/40	175	175
	Shell International Finance BV	2.875%	11/26/41	200	141
	Shell International Finance BV	3.125%	11/7/49	300	197
	Shell International Finance BV	3.000%	11/26/51	200	126
[5]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	100	100
[5]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	150	147
[5]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	215	209
[5]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	125	121
	Spectra Energy Partners LP	3.375%	10/15/26	205	200
	Spectra Energy Partners LP	4.500%	3/15/45	325	266
	Suncor Energy Inc.	5.950%	12/1/34	125	129
	Suncor Energy Inc.	6.800%	5/15/38	323	344
	Suncor Energy Inc.	4.000%	11/15/47	100	74
	Suncor Energy Inc.	3.750%	3/4/51	200	140
	Targa Resources Corp.	6.150%	3/1/29	175	182
	Targa Resources Corp.	4.200%	2/1/33	200	182
	Targa Resources Corp.	6.125%	3/15/33	284	293
	Targa Resources Corp.	6.500%	3/30/34	100	106
	Targa Resources Corp.	5.500%	2/15/35	175	172
	Targa Resources Corp.	4.950%	4/15/52	130	109
	Targa Resources Corp.	6.250%	7/1/52	90	90
	Targa Resources Corp.	6.500%	2/15/53	200	208
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	101
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	99
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	201
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	193
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	182
	TC PipeLines LP	3.900%	5/25/27	50	49
	TotalEnergies Capital International SA	2.829%	1/10/30	490	446
	TotalEnergies Capital International SA	2.986%	6/29/41	140	100
	TotalEnergies Capital International SA	3.461%	7/12/49	150	105
	TotalEnergies Capital International SA	3.127%	5/29/50	440	288
	TotalEnergies Capital International SA	3.386%	6/29/60	130	84
	TotalEnergies Capital SA	5.150%	4/5/34	225	223
	TotalEnergies Capital SA	4.724%	9/10/34	125	120
	TotalEnergies Capital SA	5.488%	4/5/54	300	287
	TotalEnergies Capital SA	5.275%	9/10/54	250	231
	TotalEnergies Capital SA	5.638%	4/5/64	225	214
	TotalEnergies Capital SA	5.425%	9/10/64	225	208
	TransCanada PipeLines Ltd.	4.250%	5/15/28	250	244
	TransCanada PipeLines Ltd.	4.100%	4/15/30	400	380
	TransCanada PipeLines Ltd.	4.625%	3/1/34	735	684
	TransCanada PipeLines Ltd.	5.600%	3/31/34	150	149
	TransCanada PipeLines Ltd.	5.850%	3/15/36	300	302
	TransCanada PipeLines Ltd.	6.200%	10/15/37	175	180
	TransCanada PipeLines Ltd.	6.100%	6/1/40	200	203
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	97
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	182
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	83
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	100	74
	Valero Energy Corp.	4.350%	6/1/28	137	134
	Valero Energy Corp.	7.500%	4/15/32	400	449
	Valero Energy Corp.	6.625%	6/15/37	300	315
	Valero Energy Corp.	3.650%	12/1/51	100	67
	Valero Energy Partners LP	4.500%	3/15/28	75	74
	Western Midstream Operating LP	4.750%	8/15/28	54	53
	Western Midstream Operating LP	6.350%	1/15/29	100	104
	Western Midstream Operating LP	4.050%	2/1/30	227	213
	Western Midstream Operating LP	5.450%	4/1/44	105	93
	Western Midstream Operating LP	5.300%	3/1/48	200	170
	Western Midstream Operating LP	5.250%	2/1/50	300	257
	Williams Cos. Inc.	5.400%	3/2/26	505	509
	Williams Cos. Inc.	3.750%	6/15/27	300	292
	Williams Cos. Inc.	5.300%	8/15/28	138	139
	Williams Cos. Inc.	4.900%	3/15/29	200	198

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Williams Cos. Inc.	4.800%	11/15/29	100	99
Williams Cos. Inc.	3.500%	11/15/30	200	184
Williams Cos. Inc.	2.600%	3/15/31	200	172
Williams Cos. Inc.	4.650%	8/15/32	200	190
Williams Cos. Inc.	5.650%	3/15/33	200	202
Williams Cos. Inc.	5.150%	3/15/34	225	219
Williams Cos. Inc.	6.300%	4/15/40	100	104
Williams Cos. Inc.	5.800%	11/15/43	100	98
Williams Cos. Inc.	5.400%	3/4/44	315	295
Williams Cos. Inc.	5.750%	6/24/44	100	97
Williams Cos. Inc.	5.100%	9/15/45	200	179
Williams Cos. Inc.	4.850%	3/1/48	150	128
Williams Cos. Inc.	3.500%	10/15/51	100	68
Williams Cos. Inc.	5.300%	8/15/52	130	119
Williams Cos. Inc.	5.800%	11/15/54	175	171
Woodside Finance Ltd.	5.100%	9/12/34	215	205
Woodside Finance Ltd.	5.700%	9/12/54	130	121
				88,561
Financials (7.8%)
ACE Capital Trust II	9.700%	4/1/30	50	60
Aegon Ltd.	5.500%	4/11/48	200	197
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	600	574
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	200	204
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	291
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	497
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	290
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	204
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	694
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	175	171
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	200	209
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	500	436
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	426
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/34	250	246
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/34	300	286
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	235
Affiliated Managers Group Inc.	3.300%	6/15/30	300	274
Aflac Inc.	2.875%	10/15/26	75	73
Aflac Inc.	4.000%	10/15/46	50	39
Aflac Inc.	4.750%	1/15/49	235	206
Air Lease Corp.	5.300%	6/25/26	80	81
Air Lease Corp.	2.200%	1/15/27	200	190
Air Lease Corp.	3.625%	4/1/27	75	73
Air Lease Corp.	3.625%	12/1/27	200	193
Air Lease Corp.	2.100%	9/1/28	500	451
Air Lease Corp.	4.625%	10/1/28	100	98
Air Lease Corp.	3.250%	10/1/29	100	92
Air Lease Corp.	3.000%	2/1/30	225	203
Air Lease Corp.	3.125%	12/1/30	750	665
Air Lease Corp.	2.875%	1/15/32	200	170
Aircastle Ltd.	4.250%	6/15/26	100	99
Alleghany Corp.	3.625%	5/15/30	100	94
Alleghany Corp.	4.900%	9/15/44	100	92
Alleghany Corp.	3.250%	8/15/51	250	168
Allstate Corp.	5.050%	6/24/29	100	100
Allstate Corp.	1.450%	12/15/30	100	81
Allstate Corp.	5.250%	3/30/33	200	199
Allstate Corp.	5.550%	5/9/35	100	101
Allstate Corp.	4.500%	6/15/43	125	107
Allstate Corp.	4.200%	12/15/46	440	354
Allstate Corp.	3.850%	8/10/49	100	75
Allstate Corp.	6.500%	5/15/67	100	103
Ally Financial Inc.	2.200%	11/2/28	450	401
Ally Financial Inc.	6.992%	6/13/29	200	208
Ally Financial Inc.	8.000%	11/1/31	400	442
American Express Co.	4.900%	2/13/26	230	231
American Express Co.	4.990%	5/1/26	200	200
American Express Co.	3.125%	5/20/26	250	245
American Express Co.	1.650%	11/4/26	525	498
American Express Co.	2.550%	3/4/27	200	191

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	5.645%	4/23/27	200	202
	American Express Co.	3.300%	5/3/27	350	340
	American Express Co.	5.389%	7/28/27	200	202
	American Express Co.	5.098%	2/16/28	2,000	2,011
	American Express Co.	5.043%	7/26/28	250	251
	American Express Co.	5.282%	7/27/29	200	202
	American Express Co.	6.489%	10/30/31	200	214
	American Express Co.	4.989%	5/26/33	150	147
	American Express Co.	5.043%	5/1/34	192	188
	American Express Co.	5.915%	4/25/35	90	92
	American Express Co.	5.284%	7/26/35	250	247
	American Financial Group Inc.	5.250%	4/2/30	114	115
	American Financial Group Inc.	4.500%	6/15/47	110	91
	American International Group Inc.	4.200%	4/1/28	120	117
	American International Group Inc.	3.400%	6/30/30	120	111
	American International Group Inc.	3.875%	1/15/35	100	89
	American International Group Inc.	4.500%	7/16/44	100	86
	American International Group Inc.	4.750%	4/1/48	200	177
	American National Group Inc.	5.750%	10/1/29	100	100
	Ameriprise Financial Inc.	2.875%	9/15/26	100	97
	Ameriprise Financial Inc.	5.150%	5/15/33	200	199
	Aon Corp.	8.205%	1/1/27	25	26
	Aon Corp.	4.500%	12/15/28	100	99
	Aon Corp.	3.750%	5/2/29	90	86
	Aon Corp.	2.800%	5/15/30	405	360
	Aon Corp.	6.250%	9/30/40	100	104
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	224
	Aon Global Ltd.	4.600%	6/14/44	175	148
	Aon Global Ltd.	4.750%	5/15/45	100	86
	Aon North America Inc.	5.125%	3/1/27	100	101
	Aon North America Inc.	5.300%	3/1/31	200	201
	Aon North America Inc.	5.450%	3/1/34	500	500
	Aon North America Inc.	5.750%	3/1/54	675	658
[5]	Apollo Debt Solutions BDC	6.900%	4/13/29	250	258
[5]	Apollo Debt Solutions BDC	6.700%	7/29/31	175	180
	Apollo Global Management Inc.	6.375%	11/15/33	75	81
	Apollo Global Management Inc.	5.800%	5/21/54	200	201
	Apollo Global Management Inc.	6.000%	12/15/54	90	89
	Arch Capital Finance LLC	4.011%	12/15/26	100	99
	Arch Capital Finance LLC	5.031%	12/15/46	100	90
	Arch Capital Group Ltd.	7.350%	5/1/34	50	57
	Arch Capital Group Ltd.	3.635%	6/30/50	200	142
	Arch Capital Group US Inc.	5.144%	11/1/43	50	46
	Ares Capital Corp.	2.150%	7/15/26	500	478
	Ares Capital Corp.	7.000%	1/15/27	80	83
	Ares Capital Corp.	2.875%	6/15/27	224	213
	Ares Capital Corp.	5.875%	3/1/29	175	177
	Ares Capital Corp.	5.950%	7/15/29	200	202
	Ares Capital Corp.	3.200%	11/15/31	150	129
	Ares Management Corp.	5.600%	10/11/54	150	143
[5]	Ares Strategic Income Fund	5.700%	3/15/28	80	80
[5]	Ares Strategic Income Fund	6.350%	8/15/29	200	204
[5]	Ares Strategic Income Fund	5.600%	2/15/30	130	128
	Arthur J Gallagher & Co.	4.600%	12/15/27	35	35
	Arthur J Gallagher & Co.	4.850%	12/15/29	25	25
	Arthur J Gallagher & Co.	5.000%	2/15/32	30	30
	Arthur J Gallagher & Co.	5.500%	3/2/33	200	201
	Arthur J Gallagher & Co.	6.500%	2/15/34	100	107
	Arthur J Gallagher & Co.	5.150%	2/15/35	50	49
	Arthur J Gallagher & Co.	5.750%	3/2/53	200	196
	Arthur J Gallagher & Co.	5.750%	7/15/54	100	98
	Arthur J Gallagher & Co.	5.550%	2/15/55	60	58
	Associated Banc-Corp	6.455%	8/29/30	50	51
	Assurant Inc.	4.900%	3/27/28	100	100
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	100	104
	Athene Holding Ltd.	4.125%	1/12/28	200	195
	Athene Holding Ltd.	6.150%	4/3/30	210	218
	Athene Holding Ltd.	3.500%	1/15/31	500	451
	Athene Holding Ltd.	5.875%	1/15/34	375	380
	Athene Holding Ltd.	3.950%	5/25/51	5	4

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Athene Holding Ltd.	6.250%	4/1/54	300	301
Athene Holding Ltd.	6.625%	10/15/54	100	100
Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	250	251
Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	250	250
Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	250	252
Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	350	347
AXA SA	8.600%	12/15/30	112	132
AXIS Specialty Finance LLC	4.900%	1/15/40	50	47
AXIS Specialty Finance plc	4.000%	12/6/27	550	536
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	200	219
Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	200	200
Banco Santander SA	5.179%	11/19/25	250	249
Banco Santander SA	1.849%	3/25/26	1,000	962
Banco Santander SA	4.250%	4/11/27	600	589
Banco Santander SA	5.294%	8/18/27	200	201
Banco Santander SA	6.527%	11/7/27	800	823
Banco Santander SA	3.800%	2/23/28	200	192
Banco Santander SA	5.552%	3/14/28	200	202
Banco Santander SA	4.379%	4/12/28	200	195
Banco Santander SA	5.365%	7/15/28	200	201
Banco Santander SA	6.607%	11/7/28	200	210
Banco Santander SA	5.538%	3/14/30	200	201
Banco Santander SA	2.958%	3/25/31	600	523
Banco Santander SA	5.439%	7/15/31	200	200
Banco Santander SA	6.921%	8/8/33	400	421
Banco Santander SA	6.938%	11/7/33	200	218
Banco Santander SA	6.350%	3/14/34	400	406
Bank of America Corp.	4.450%	3/3/26	475	473
Bank of America Corp.	3.500%	4/19/26	320	315
Bank of America Corp.	1.319%	6/19/26	500	492
Bank of America Corp.	4.250%	10/22/26	725	719
Bank of America Corp.	5.080%	1/20/27	275	276
Bank of America Corp.	3.559%	4/23/27	750	738
Bank of America Corp.	1.734%	7/22/27	500	477
Bank of America Corp.	3.248%	10/21/27	750	723
Bank of America Corp.	4.183%	11/25/27	560	550
Bank of America Corp.	3.824%	1/20/28	1,248	1,222
Bank of America Corp.	2.551%	2/4/28	675	643
Bank of America Corp.	3.705%	4/24/28	350	341
Bank of America Corp.	3.593%	7/21/28	800	774
Bank of America Corp.	6.204%	11/10/28	350	362
Bank of America Corp.	3.419%	12/20/28	1,334	1,279
Bank of America Corp.	3.970%	3/5/29	225	218
Bank of America Corp.	5.202%	4/25/29	450	452
Bank of America Corp.	2.087%	6/14/29	1,500	1,360
Bank of America Corp.	4.271%	7/23/29	575	560
Bank of America Corp.	3.974%	2/7/30	150	144
Bank of America Corp.	2.884%	10/22/30	300	271
Bank of America Corp.	2.496%	2/13/31	750	658
Bank of America Corp.	2.592%	4/29/31	2,000	1,757
Bank of America Corp.	2.687%	4/22/32	500	430
Bank of America Corp.	2.572%	10/20/32	1,500	1,263
Bank of America Corp.	2.972%	2/4/33	925	795
Bank of America Corp.	5.015%	7/22/33	500	490
Bank of America Corp.	5.288%	4/25/34	1,450	1,439
Bank of America Corp.	5.872%	9/15/34	300	308
Bank of America Corp.	5.468%	1/23/35	700	702
Bank of America Corp.	5.425%	8/15/35	180	175
Bank of America Corp.	5.518%	10/25/35	425	417
Bank of America Corp.	2.482%	9/21/36	400	326
Bank of America Corp.	6.110%	1/29/37	335	347
Bank of America Corp.	3.846%	3/8/37	570	505
Bank of America Corp.	4.244%	4/24/38	300	266
Bank of America Corp.	7.750%	5/14/38	240	280
Bank of America Corp.	4.078%	4/23/40	550	467
Bank of America Corp.	2.676%	6/19/41	1,000	692
Bank of America Corp.	5.875%	2/7/42	300	313
Bank of America Corp.	3.311%	4/22/42	400	299
Bank of America Corp.	5.000%	1/21/44	615	574
Bank of America Corp.	4.875%	4/1/44	300	275

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of America Corp.	4.750%	4/21/45	100	88
Bank of America Corp.	4.443%	1/20/48	100	84
Bank of America Corp.	4.330%	3/15/50	250	204
Bank of America Corp.	4.083%	3/20/51	1,500	1,170
Bank of America Corp.	2.831%	10/24/51	500	307
Bank of America Corp.	3.483%	3/13/52	500	353
Bank of America Corp.	2.972%	7/21/52	400	253
Bank of America NA	5.526%	8/18/26	275	279
Bank of America NA	6.000%	10/15/36	250	258
Bank of Montreal	5.300%	6/5/26	200	202
Bank of Montreal	2.650%	3/8/27	200	192
Bank of Montreal	4.567%	9/10/27	180	179
Bank of Montreal	5.203%	2/1/28	200	202
Bank of Montreal	5.717%	9/25/28	200	205
Bank of Montreal	5.511%	6/4/31	300	305
Bank of Montreal	3.803%	12/15/32	500	478
Bank of New York Mellon Corp.	2.800%	5/4/26	576	564
Bank of New York Mellon Corp.	2.450%	8/17/26	408	395
Bank of New York Mellon Corp.	2.050%	1/26/27	120	114
Bank of New York Mellon Corp.	4.947%	4/26/27	200	201
Bank of New York Mellon Corp.	3.250%	5/16/27	150	146
Bank of New York Mellon Corp.	3.442%	2/7/28	150	146
Bank of New York Mellon Corp.	4.890%	7/21/28	200	201
Bank of New York Mellon Corp.	5.802%	10/25/28	200	205
Bank of New York Mellon Corp.	4.543%	2/1/29	200	198
Bank of New York Mellon Corp.	3.300%	8/23/29	100	93
Bank of New York Mellon Corp.	6.317%	10/25/29	200	210
Bank of New York Mellon Corp.	4.975%	3/14/30	200	200
Bank of New York Mellon Corp.	2.500%	1/26/32	80	68
Bank of New York Mellon Corp.	5.060%	7/22/32	140	140
Bank of New York Mellon Corp.	5.834%	10/25/33	200	207
Bank of New York Mellon Corp.	4.706%	2/1/34	200	192
Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,174
Bank of New York Mellon Corp.	5.188%	3/14/35	200	198
Bank of Nova Scotia	2.700%	8/3/26	100	97
Bank of Nova Scotia	1.300%	9/15/26	500	473
Bank of Nova Scotia	1.950%	2/2/27	200	189
Bank of Nova Scotia	5.400%	6/4/27	120	122
Bank of Nova Scotia	5.250%	6/12/28	200	202
Bank of Nova Scotia	5.450%	8/1/29	125	127
Bank of Nova Scotia	2.450%	2/2/32	200	167
Bank of Nova Scotia	5.650%	2/1/34	200	203
Bank of Nova Scotia	4.588%	5/4/37	200	184
Barclays plc	4.375%	1/12/26	300	299
Barclays plc	2.852%	5/7/26	300	298
Barclays plc	5.200%	5/12/26	610	610
Barclays plc	7.325%	11/2/26	375	382
Barclays plc	5.829%	5/9/27	350	354
Barclays plc	4.337%	1/10/28	200	196
Barclays plc	5.674%	3/12/28	225	228
Barclays plc	4.836%	5/9/28	400	393
Barclays plc	5.501%	8/9/28	325	328
Barclays plc	4.837%	9/10/28	80	79
Barclays plc	7.385%	11/2/28	375	397
Barclays plc	4.972%	5/16/29	500	495
Barclays plc	6.490%	9/13/29	326	339
Barclays plc	5.690%	3/12/30	225	227
Barclays plc	5.088%	6/20/30	345	336
Barclays plc	4.942%	9/10/30	119	117
Barclays plc	2.645%	6/24/31	400	347
Barclays plc	5.746%	8/9/33	325	325
Barclays plc	7.437%	11/2/33	1,125	1,238
Barclays plc	7.119%	6/27/34	270	287
Barclays plc	5.335%	9/10/35	625	601
Barclays plc	3.564%	9/23/35	250	221
Barclays plc	5.250%	8/17/45	250	233
Barclays plc	4.950%	1/10/47	200	178
Barclays plc	6.036%	3/12/55	400	399
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	147
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	618

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	150
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	425	266
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	403
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	714
	BlackRock Funding Inc.	4.700%	3/14/29	200	200
	BlackRock Funding Inc.	5.000%	3/14/34	200	198
	BlackRock Funding Inc.	4.900%	1/8/35	150	147
	BlackRock Funding Inc.	5.250%	3/14/54	275	259
	BlackRock Funding Inc.	5.350%	1/8/55	150	143
	Blackrock Inc.	3.200%	3/15/27	100	97
	Blackrock Inc.	3.250%	4/30/29	90	85
	Blackrock Inc.	2.400%	4/30/30	380	337
	Blackrock Inc.	2.100%	2/25/32	600	494
	Blackrock Inc.	4.750%	5/25/33	200	195
	Blackstone Private Credit Fund	2.625%	12/15/26	300	286
	Blackstone Private Credit Fund	3.250%	3/15/27	400	383
[5]	Blackstone Private Credit Fund	4.950%	9/26/27	70	69
	Blackstone Private Credit Fund	6.250%	1/25/31	90	92
[5]	Blackstone Private Credit Fund	6.000%	11/22/34	300	292
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	200	194
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	480
	Blackstone Secured Lending Fund	5.875%	11/15/27	150	152
	Blackstone Secured Lending Fund	5.350%	4/13/28	150	150
	Blue Owl Capital Corp.	3.400%	7/15/26	244	236
	Blue Owl Capital Corp.	2.625%	1/15/27	200	189
	Blue Owl Capital Corp.	2.875%	6/11/28	925	841
	Blue Owl Capital Corp.	5.950%	3/15/29	200	201
	Blue Owl Credit Income Corp.	4.700%	2/8/27	150	148
	Blue Owl Credit Income Corp.	7.750%	9/16/27	850	892
	Blue Owl Credit Income Corp.	7.950%	6/13/28	200	212
[5]	Blue Owl Credit Income Corp.	5.800%	3/15/30	175	172
	Blue Owl Finance LLC	6.250%	4/18/34	500	513
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	200	188
[5]	BNP Paribas SA	3.052%	1/13/31	50	45
	BPCE SA	3.375%	12/2/26	250	244
	Brighthouse Financial Inc.	4.700%	6/22/47	173	134
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	98
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	68
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	171
	Brookfield Capital Finance LLC	6.087%	6/14/33	100	103
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/32	120	99
	Brookfield Finance Inc.	4.250%	6/2/26	50	50
	Brookfield Finance Inc.	3.900%	1/25/28	125	122
	Brookfield Finance Inc.	4.850%	3/29/29	150	149
	Brookfield Finance Inc.	4.350%	4/15/30	205	197
	Brookfield Finance Inc.	4.700%	9/20/47	185	159
	Brookfield Finance Inc.	3.500%	3/30/51	150	103
	Brookfield Finance Inc.	5.968%	3/4/54	240	242
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	85
	Brown & Brown Inc.	4.500%	3/15/29	75	73
	Brown & Brown Inc.	2.375%	3/15/31	500	420
	Brown & Brown Inc.	5.650%	6/11/34	175	175
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	262
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	195
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	115	116
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	179
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	200	209
	Capital One Financial Corp.	2.636%	3/3/26	243	242
	Capital One Financial Corp.	3.750%	7/28/26	500	491
	Capital One Financial Corp.	3.750%	3/9/27	100	98
	Capital One Financial Corp.	3.650%	5/11/27	800	779
	Capital One Financial Corp.	7.149%	10/29/27	200	208
	Capital One Financial Corp.	3.800%	1/31/28	300	290
	Capital One Financial Corp.	5.468%	2/1/29	200	201
	Capital One Financial Corp.	5.700%	2/1/30	595	603
	Capital One Financial Corp.	3.273%	3/1/30	230	212
	Capital One Financial Corp.	7.624%	10/30/31	200	221
	Capital One Financial Corp.	2.618%	11/2/32	250	207
	Capital One Financial Corp.	5.817%	2/1/34	732	733
	Capital One Financial Corp.	6.377%	6/8/34	500	519

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Capital One Financial Corp.	6.051%	2/1/35	205	208
Carlyle Secured Lending Inc.	6.750%	2/18/30	50	51
Charles Schwab Corp.	0.900%	3/11/26	300	287
Charles Schwab Corp.	1.150%	5/13/26	500	477
Charles Schwab Corp.	5.875%	8/24/26	180	183
Charles Schwab Corp.	3.200%	3/2/27	250	242
Charles Schwab Corp.	2.450%	3/3/27	245	234
Charles Schwab Corp.	3.200%	1/25/28	100	96
Charles Schwab Corp.	4.000%	2/1/29	125	121
Charles Schwab Corp.	5.643%	5/19/29	220	224
Charles Schwab Corp.	3.250%	5/22/29	100	94
Charles Schwab Corp.	2.750%	10/1/29	50	45
Charles Schwab Corp.	6.196%	11/17/29	220	229
Charles Schwab Corp.	4.625%	3/22/30	50	50
Charles Schwab Corp.	2.300%	5/13/31	500	425
Charles Schwab Corp.	2.900%	3/3/32	395	340
Charles Schwab Corp.	5.853%	5/19/34	300	309
Charles Schwab Corp.	6.136%	8/24/34	235	246
Chubb Corp.	6.000%	5/11/37	125	133
Chubb Corp.	6.500%	5/15/38	95	105
Chubb INA Holdings LLC	3.350%	5/3/26	355	350
Chubb INA Holdings LLC	5.000%	3/15/34	125	123
Chubb INA Holdings LLC	6.700%	5/15/36	200	222
Chubb INA Holdings LLC	4.150%	3/13/43	100	84
Chubb INA Holdings LLC	4.350%	11/3/45	350	298
Chubb INA Holdings LLC	2.850%	12/15/51	100	63
Chubb INA Holdings LLC	3.050%	12/15/61	200	121
Cincinnati Financial Corp.	6.920%	5/15/28	100	106
Cincinnati Financial Corp.	6.125%	11/1/34	75	78
Citibank NA	5.438%	4/30/26	350	353
Citibank NA	4.929%	8/6/26	350	351
Citibank NA	5.488%	12/4/26	450	457
Citibank NA	4.876%	11/19/27	525	525
Citibank NA	4.838%	8/6/29	350	348
Citibank NA	5.570%	4/30/34	250	253
Citigroup Inc.	3.700%	1/12/26	275	272
Citigroup Inc.	4.600%	3/9/26	275	274
Citigroup Inc.	3.200%	10/21/26	1,025	997
Citigroup Inc.	4.300%	11/20/26	75	74
Citigroup Inc.	4.450%	9/29/27	1,230	1,213
Citigroup Inc.	3.887%	1/10/28	475	465
Citigroup Inc.	3.070%	2/24/28	1,000	961
Citigroup Inc.	4.658%	5/24/28	350	348
Citigroup Inc.	3.668%	7/24/28	900	871
Citigroup Inc.	4.125%	7/25/28	100	97
Citigroup Inc.	3.520%	10/27/28	580	558
Citigroup Inc.	5.174%	2/13/30	450	449
Citigroup Inc.	3.980%	3/20/30	475	453
Citigroup Inc.	4.542%	9/19/30	350	340
Citigroup Inc.	2.976%	11/5/30	300	271
Citigroup Inc.	2.666%	1/29/31	500	442
Citigroup Inc.	4.412%	3/31/31	750	720
Citigroup Inc.	2.572%	6/3/31	500	436
Citigroup Inc.	6.625%	6/15/32	100	107
Citigroup Inc.	2.520%	11/3/32	475	396
Citigroup Inc.	3.057%	1/25/33	230	197
Citigroup Inc.	3.785%	3/17/33	600	539
Citigroup Inc.	4.910%	5/24/33	220	212
Citigroup Inc.	6.270%	11/17/33	500	524
Citigroup Inc.	6.174%	5/25/34	350	356
Citigroup Inc.	5.827%	2/13/35	400	398
Citigroup Inc.	6.125%	8/25/36	75	76
Citigroup Inc.	3.878%	1/24/39	225	188
Citigroup Inc.	8.125%	7/15/39	562	693
Citigroup Inc.	5.411%	9/19/39	350	333
Citigroup Inc.	5.316%	3/26/41	1,000	960
Citigroup Inc.	5.875%	1/30/42	100	102
Citigroup Inc.	5.300%	5/6/44	375	352
Citigroup Inc.	4.650%	7/30/45	200	174
Citigroup Inc.	4.750%	5/18/46	375	327

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Inc.	4.650%	7/23/48	450	386
Citizens Financial Group Inc.	2.850%	7/27/26	175	169
Citizens Financial Group Inc.	5.841%	1/23/30	200	203
Citizens Financial Group Inc.	2.500%	2/6/30	200	175
Citizens Financial Group Inc.	4.300%	2/11/31	47	45
Citizens Financial Group Inc.	2.638%	9/30/32	125	100
Citizens Financial Group Inc.	6.645%	4/25/35	129	136
CME Group Inc.	2.650%	3/15/32	500	431
CME Group Inc.	5.300%	9/15/43	200	200
CNA Financial Corp.	4.500%	3/1/26	125	125
CNA Financial Corp.	3.450%	8/15/27	100	97
CNA Financial Corp.	3.900%	5/1/29	100	96
CNA Financial Corp.	5.125%	2/15/34	170	167
CNO Financial Group Inc.	5.250%	5/30/29	100	99
CNO Financial Group Inc.	6.450%	6/15/34	125	129
Comerica Bank	5.332%	8/25/33	250	239
Comerica Inc.	4.000%	2/1/29	90	85
Comerica Inc.	5.982%	1/30/30	200	202
Commonwealth Bank of Australia	5.316%	3/13/26	265	267
Commonwealth Bank of Australia	4.577%	11/27/26	200	200
Cooperatieve Rabobank UA	3.750%	7/21/26	475	465
Cooperatieve Rabobank UA	5.500%	10/5/26	250	254
Cooperatieve Rabobank UA	4.800%	1/9/29	250	249
Cooperatieve Rabobank UA	4.494%	10/17/29	250	245
Cooperatieve Rabobank UA	5.250%	5/24/41	100	97
Cooperatieve Rabobank UA	5.750%	12/1/43	250	248
Cooperatieve Rabobank UA	5.250%	8/4/45	250	235
Corebridge Financial Inc.	3.850%	4/5/29	185	177
Corebridge Financial Inc.	3.900%	4/5/32	500	455
Corebridge Financial Inc.	6.050%	9/15/33	400	414
Corebridge Financial Inc.	5.750%	1/15/34	232	236
Corebridge Financial Inc.	4.350%	4/5/42	100	83
Corebridge Financial Inc.	4.400%	4/5/52	215	173
Corebridge Financial Inc.	6.875%	12/15/52	100	103
Corebridge Financial Inc.	6.375%	9/15/54	150	150
Credit Suisse USA LLC	7.125%	7/15/32	100	111
Deutsche Bank AG	4.100%	1/13/26	100	99
Deutsche Bank AG	1.686%	3/19/26	500	482
Deutsche Bank AG	7.146%	7/13/27	500	515
Deutsche Bank AG	2.311%	11/16/27	250	238
Deutsche Bank AG	5.706%	2/8/28	150	152
Deutsche Bank AG	6.720%	1/18/29	325	337
Deutsche Bank AG	6.819%	11/20/29	1,225	1,281
Deutsche Bank AG	3.729%	1/14/32	250	218
Deutsche Bank AG	4.875%	12/1/32	240	233
Deutsche Bank AG	3.742%	1/7/33	215	182
Deutsche Bank AG	7.079%	2/10/34	200	206
Deutsche Bank AG	5.403%	9/11/35	350	333
Discover Bank	3.450%	7/27/26	309	302
Discover Bank	4.650%	9/13/28	250	245
Discover Bank	2.700%	2/6/30	100	88
Discover Financial Services	4.500%	1/30/26	428	426
Discover Financial Services	4.100%	2/9/27	250	245
Discover Financial Services	6.700%	11/29/32	250	267
Eaton Vance Corp.	3.500%	4/6/27	100	97
Enact Holdings Inc.	6.250%	5/28/29	125	127
Enstar Finance LLC	5.500%	1/15/42	102	97
Enstar Group Ltd.	4.950%	6/1/29	242	238
Equifax Inc.	5.100%	6/1/28	400	401
Equifax Inc.	4.800%	9/15/29	100	99
Equifax Inc.	3.100%	5/15/30	120	109
Equifax Inc.	2.350%	9/15/31	200	167
Equitable Holdings Inc.	4.350%	4/20/28	279	273
Equitable Holdings Inc.	5.594%	1/11/33	100	101
Equitable Holdings Inc.	5.000%	4/20/48	238	212
Essent Group Ltd.	6.250%	7/1/29	100	102
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	87
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	309
F&G Annuities & Life Inc.	6.250%	10/4/34	85	83
FactSet Research Systems Inc.	3.450%	3/1/32	100	88

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	50
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	98
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	202
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	125	129
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	175	180
[5]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	100	99
	Fidelity National Financial Inc.	3.400%	6/15/30	100	91
	Fidelity National Financial Inc.	2.450%	3/15/31	275	232
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	480
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	181
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	95
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	254
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	145
	Fifth Third Bancorp	2.550%	5/5/27	100	95
	Fifth Third Bancorp	1.707%	11/1/27	200	189
	Fifth Third Bancorp	3.950%	3/14/28	75	73
	Fifth Third Bancorp	6.339%	7/27/29	200	207
	Fifth Third Bancorp	4.772%	7/28/30	125	122
	Fifth Third Bancorp	5.631%	1/29/32	275	278
	Fifth Third Bancorp	8.250%	3/1/38	200	240
	Fifth Third Bank Inc.	3.850%	3/15/26	200	198
	Fifth Third Bank Inc.	2.250%	2/1/27	250	237
	First American Financial Corp.	2.400%	8/15/31	200	165
	First American Financial Corp.	5.450%	9/30/34	100	96
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	77
	Fiserv Inc.	3.200%	7/1/26	700	684
	Fiserv Inc.	2.250%	6/1/27	300	283
	Fiserv Inc.	4.200%	10/1/28	200	195
	Fiserv Inc.	3.500%	7/1/29	600	563
	Fiserv Inc.	4.750%	3/15/30	250	247
	Fiserv Inc.	2.650%	6/1/30	200	177
	Fiserv Inc.	5.625%	8/21/33	94	96
	Fiserv Inc.	5.450%	3/15/34	182	182
	Fiserv Inc.	5.150%	8/12/34	200	195
	Fiserv Inc.	4.400%	7/1/49	415	339
	Franklin Resources Inc.	2.950%	8/12/51	200	124
	FS KKR Capital Corp.	3.400%	1/15/26	500	490
	FS KKR Capital Corp.	6.125%	1/15/30	100	100
	GATX Corp.	3.250%	9/15/26	50	49
	GATX Corp.	3.850%	3/30/27	175	171
	GATX Corp.	3.500%	3/15/28	100	96
	GATX Corp.	4.550%	11/7/28	150	147
	GATX Corp.	4.700%	4/1/29	75	74
	GATX Corp.	3.500%	6/1/32	50	44
	GATX Corp.	6.900%	5/1/34	200	219
	GATX Corp.	4.500%	3/30/45	50	40
	GATX Corp.	3.100%	6/1/51	200	126
	Global Payments Inc.	4.800%	4/1/26	150	150
	Global Payments Inc.	2.150%	1/15/27	200	190
	Global Payments Inc.	3.200%	8/15/29	310	284
	Global Payments Inc.	2.900%	5/15/30	200	178
	Global Payments Inc.	2.900%	11/15/31	200	171
	Global Payments Inc.	5.400%	8/15/32	200	200
	Global Payments Inc.	4.150%	8/15/49	200	149
	Global Payments Inc.	5.950%	8/15/52	75	72
	Globe Life Inc.	4.550%	9/15/28	80	79
	Goldman Sachs Bank USA	5.283%	3/18/27	350	352
	Goldman Sachs Bank USA	5.414%	5/21/27	350	353
	Goldman Sachs Capital I	6.345%	2/15/34	225	235
	Goldman Sachs Group Inc.	3.750%	2/25/26	200	198
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,222
	Goldman Sachs Group Inc.	5.950%	1/15/27	400	410
	Goldman Sachs Group Inc.	3.850%	1/26/27	350	344
	Goldman Sachs Group Inc.	1.542%	9/10/27	200	189
	Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,281
	Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	961
	Goldman Sachs Group Inc.	3.615%	3/15/28	495	481
	Goldman Sachs Group Inc.	3.691%	6/5/28	625	607
	Goldman Sachs Group Inc.	4.482%	8/23/28	475	469
	Goldman Sachs Group Inc.	3.814%	4/23/29	450	433

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	4.223%	5/1/29	475	462
	Goldman Sachs Group Inc.	6.484%	10/24/29	450	471
	Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,172
	Goldman Sachs Group Inc.	5.727%	4/25/30	225	230
	Goldman Sachs Group Inc.	4.692%	10/23/30	475	465
	Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,280
	Goldman Sachs Group Inc.	2.650%	10/21/32	800	676
	Goldman Sachs Group Inc.	3.102%	2/24/33	300	259
	Goldman Sachs Group Inc.	5.851%	4/25/35	225	229
	Goldman Sachs Group Inc.	5.330%	7/23/35	400	393
	Goldman Sachs Group Inc.	5.016%	10/23/35	475	455
	Goldman Sachs Group Inc.	6.450%	5/1/36	50	53
	Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,046
	Goldman Sachs Group Inc.	4.017%	10/31/38	405	343
	Goldman Sachs Group Inc.	4.411%	4/23/39	500	439
	Goldman Sachs Group Inc.	6.250%	2/1/41	675	710
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	750
	Goldman Sachs Group Inc.	5.150%	5/22/45	475	437
	Goldman Sachs Group Inc.	5.561%	11/19/45	525	507
	Golub Capital BDC Inc.	2.050%	2/15/27	65	60
	Golub Capital BDC Inc.	7.050%	12/5/28	80	83
[5]	Golub Capital Private Credit Fund	5.800%	9/12/29	50	49
[5]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	150	146
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	99
	Hartford Financial Services Group Inc.	2.800%	8/19/29	350	319
	Hartford Financial Services Group Inc.	5.950%	10/15/36	50	51
	Hartford Financial Services Group Inc.	6.100%	10/1/41	100	102
	Hartford Financial Services Group Inc.	4.300%	4/15/43	175	147
	Hartford Financial Services Group Inc.	3.600%	8/19/49	125	91
	Hartford Financial Services Group Inc.	2.900%	9/15/51	200	124
	HSBC Bank USA NA	7.000%	1/15/39	250	277
	HSBC Holdings plc	4.300%	3/8/26	825	821
	HSBC Holdings plc	3.900%	5/25/26	450	445
	HSBC Holdings plc	2.099%	6/4/26	1,700	1,679
	HSBC Holdings plc	7.336%	11/3/26	250	255
	HSBC Holdings plc	1.589%	5/24/27	300	286
	HSBC Holdings plc	5.887%	8/14/27	340	345
	HSBC Holdings plc	2.251%	11/22/27	435	414
	HSBC Holdings plc	4.041%	3/13/28	400	391
	HSBC Holdings plc	5.210%	8/11/28	815	818
	HSBC Holdings plc	5.130%	11/19/28	200	200
	HSBC Holdings plc	4.583%	6/19/29	400	392
	HSBC Holdings plc	2.206%	8/17/29	500	449
	HSBC Holdings plc	4.950%	3/31/30	250	247
	HSBC Holdings plc	3.973%	5/22/30	570	538
	HSBC Holdings plc	5.286%	11/19/30	200	199
	HSBC Holdings plc	7.625%	5/17/32	100	112
	HSBC Holdings plc	2.804%	5/24/32	500	425
	HSBC Holdings plc	2.871%	11/22/32	1,225	1,033
	HSBC Holdings plc	7.350%	11/27/32	100	106
	HSBC Holdings plc	4.762%	3/29/33	300	282
	HSBC Holdings plc	5.402%	8/11/33	275	272
	HSBC Holdings plc	8.113%	11/3/33	250	282
	HSBC Holdings plc	6.254%	3/9/34	350	363
	HSBC Holdings plc	6.547%	6/20/34	200	206
	HSBC Holdings plc	7.399%	11/13/34	200	217
	HSBC Holdings plc	5.719%	3/4/35	700	704
	HSBC Holdings plc	5.874%	11/18/35	307	300
	HSBC Holdings plc	6.500%	5/2/36	600	612
	HSBC Holdings plc	6.500%	9/15/37	50	51
	HSBC Holdings plc	6.800%	6/1/38	200	209
	HSBC Holdings plc	6.332%	3/9/44	550	579
	HSBC Holdings plc	5.250%	3/14/44	750	688
	Huntington Bancshares Inc.	4.443%	8/4/28	200	198
	Huntington Bancshares Inc.	6.208%	8/21/29	205	212
	Huntington Bancshares Inc.	2.550%	2/4/30	250	220
	Huntington Bancshares Inc.	5.272%	1/15/31	225	225
	Huntington Bancshares Inc.	5.709%	2/2/35	217	217
	Huntington Bancshares Inc.	2.487%	8/15/36	100	81
	Huntington Bancshares Inc.	6.141%	11/18/39	250	251

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Huntington National Bank	4.270%	11/25/26	150	147
Huntington National Bank	4.552%	5/17/28	250	248
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	243
ING Groep NV	3.950%	3/29/27	300	294
ING Groep NV	4.017%	3/28/28	200	196
ING Groep NV	4.550%	10/2/28	200	196
ING Groep NV	4.050%	4/9/29	200	192
ING Groep NV	5.335%	3/19/30	270	271
ING Groep NV	6.114%	9/11/34	250	259
ING Groep NV	5.550%	3/19/35	500	497
Intercontinental Exchange Inc.	3.100%	9/15/27	150	144
Intercontinental Exchange Inc.	4.000%	9/15/27	150	148
Intercontinental Exchange Inc.	3.750%	9/21/28	75	72
Intercontinental Exchange Inc.	4.350%	6/15/29	122	119
Intercontinental Exchange Inc.	2.100%	6/15/30	750	648
Intercontinental Exchange Inc.	1.850%	9/15/32	500	396
Intercontinental Exchange Inc.	4.600%	3/15/33	415	398
Intercontinental Exchange Inc.	2.650%	9/15/40	500	349
Intercontinental Exchange Inc.	4.250%	9/21/48	175	141
Intercontinental Exchange Inc.	3.000%	6/15/50	60	38
Intercontinental Exchange Inc.	4.950%	6/15/52	111	99
Intercontinental Exchange Inc.	3.000%	9/15/60	300	175
Intercontinental Exchange Inc.	5.200%	6/15/62	110	100
Invesco Finance plc	3.750%	1/15/26	170	168
Invesco Finance plc	5.375%	11/30/43	75	70
Jackson Financial Inc.	3.125%	11/23/31	250	213
Jefferies Financial Group Inc.	4.850%	1/15/27	200	200
Jefferies Financial Group Inc.	5.875%	7/21/28	200	204
Jefferies Financial Group Inc.	4.150%	1/23/30	300	286
Jefferies Financial Group Inc.	6.200%	4/14/34	275	283
Jefferies Financial Group Inc.	6.250%	1/15/36	75	77
Jefferies Financial Group Inc.	6.500%	1/20/43	75	80
JPMorgan Chase & Co.	3.300%	4/1/26	685	675
JPMorgan Chase & Co.	3.200%	6/15/26	300	294
JPMorgan Chase & Co.	2.950%	10/1/26	875	852
JPMorgan Chase & Co.	4.125%	12/15/26	450	445
JPMorgan Chase & Co.	3.960%	1/29/27	500	496
JPMorgan Chase & Co.	1.578%	4/22/27	500	480
JPMorgan Chase & Co.	1.470%	9/22/27	500	473
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	972
JPMorgan Chase & Co.	5.040%	1/23/28	440	441
JPMorgan Chase & Co.	3.782%	2/1/28	625	611
JPMorgan Chase & Co.	5.571%	4/22/28	350	356
JPMorgan Chase & Co.	3.540%	5/1/28	350	340
JPMorgan Chase & Co.	4.979%	7/22/28	165	165
JPMorgan Chase & Co.	4.505%	10/22/28	125	124
JPMorgan Chase & Co.	3.509%	1/23/29	575	552
JPMorgan Chase & Co.	4.005%	4/23/29	300	291
JPMorgan Chase & Co.	2.069%	6/1/29	625	567
JPMorgan Chase & Co.	4.203%	7/23/29	250	243
JPMorgan Chase & Co.	5.299%	7/24/29	515	520
JPMorgan Chase & Co.	6.087%	10/23/29	212	220
JPMorgan Chase & Co.	4.452%	12/5/29	300	294
JPMorgan Chase & Co.	5.012%	1/23/30	350	349
JPMorgan Chase & Co.	5.581%	4/22/30	2,350	2,394
JPMorgan Chase & Co.	4.995%	7/22/30	325	324
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,350
JPMorgan Chase & Co.	4.603%	10/22/30	425	417
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,022
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,759
JPMorgan Chase & Co.	2.956%	5/13/31	500	447
JPMorgan Chase & Co.	1.764%	11/19/31	500	415
JPMorgan Chase & Co.	2.580%	4/22/32	500	429
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	864
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,018
JPMorgan Chase & Co.	5.350%	6/1/34	703	703
JPMorgan Chase & Co.	5.336%	1/23/35	525	522
JPMorgan Chase & Co.	5.766%	4/22/35	350	358
JPMorgan Chase & Co.	5.294%	7/22/35	200	198
JPMorgan Chase & Co.	4.946%	10/22/35	185	178

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	6.400%	5/15/38	450	491
JPMorgan Chase & Co.	3.882%	7/24/38	500	424
JPMorgan Chase & Co.	5.500%	10/15/40	650	645
JPMorgan Chase & Co.	3.109%	4/22/41	500	370
JPMorgan Chase & Co.	5.600%	7/15/41	275	277
JPMorgan Chase & Co.	5.400%	1/6/42	150	148
JPMorgan Chase & Co.	3.157%	4/22/42	450	329
JPMorgan Chase & Co.	5.625%	8/16/43	300	298
JPMorgan Chase & Co.	4.950%	6/1/45	100	91
JPMorgan Chase & Co.	5.534%	11/29/45	425	415
JPMorgan Chase & Co.	4.260%	2/22/48	375	309
JPMorgan Chase & Co.	4.032%	7/24/48	500	393
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	780
JPMorgan Chase & Co.	3.897%	1/23/49	400	307
JPMorgan Chase & Co.	3.109%	4/22/51	500	329
JPMorgan Chase & Co.	3.328%	4/22/52	745	510
JPMorgan Chase Bank NA	5.110%	12/8/26	290	293
KeyBank NA	4.700%	1/26/26	250	249
KeyBank NA	5.850%	11/15/27	250	256
KeyBank NA	6.950%	2/1/28	250	260
KeyBank NA	5.000%	1/26/33	250	239
KeyCorp	4.100%	4/30/28	600	580
KeyCorp	2.550%	10/1/29	150	133
KeyCorp	6.401%	3/6/35	200	208
Lazard Group LLC	3.625%	3/1/27	100	97
Lazard Group LLC	4.500%	9/19/28	100	98
Legg Mason Inc.	5.625%	1/15/44	120	117
Lincoln National Corp.	3.625%	12/12/26	75	73
Lincoln National Corp.	3.800%	3/1/28	100	96
Lincoln National Corp.	3.050%	1/15/30	350	315
Lincoln National Corp.	6.300%	10/9/37	75	78
Lincoln National Corp.	7.000%	6/15/40	100	109
Lloyds Banking Group plc	4.650%	3/24/26	575	571
Lloyds Banking Group plc	3.750%	1/11/27	436	426
Lloyds Banking Group plc	5.985%	8/7/27	275	279
Lloyds Banking Group plc	3.750%	3/18/28	200	195
Lloyds Banking Group plc	4.375%	3/22/28	250	244
Lloyds Banking Group plc	4.550%	8/16/28	200	196
Lloyds Banking Group plc	3.574%	11/7/28	200	192
Lloyds Banking Group plc	5.087%	11/26/28	200	200
Lloyds Banking Group plc	5.871%	3/6/29	200	204
Lloyds Banking Group plc	5.721%	6/5/30	200	203
Lloyds Banking Group plc	7.953%	11/15/33	200	224
Lloyds Banking Group plc	5.679%	1/5/35	360	359
Lloyds Banking Group plc	5.590%	11/26/35	200	198
Lloyds Banking Group plc	5.300%	12/1/45	150	136
Lloyds Banking Group plc	4.344%	1/9/48	275	215
Loews Corp.	6.000%	2/1/35	50	53
Loews Corp.	4.125%	5/15/43	100	83
LPL Holdings Inc.	6.750%	11/17/28	200	210
M&T Bank Corp.	4.833%	1/16/29	125	124
M&T Bank Corp.	7.413%	10/30/29	200	214
M&T Bank Corp.	6.082%	3/13/32	100	102
M&T Bank Corp.	5.053%	1/27/34	200	191
M&T Bank Corp.	5.385%	1/16/36	250	242
Main Street Capital Corp.	6.500%	6/4/27	200	204
Manufacturers & Traders Trust Co.	4.650%	1/27/26	250	249
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	247
Manulife Financial Corp.	4.061%	2/24/32	190	185
Manulife Financial Corp.	5.375%	3/4/46	200	195
Markel Group Inc.	3.500%	11/1/27	50	48
Markel Group Inc.	3.350%	9/17/29	75	70
Markel Group Inc.	4.300%	11/1/47	50	39
Markel Group Inc.	5.000%	5/20/49	150	130
Markel Group Inc.	4.150%	9/17/50	200	151
Markel Group Inc.	6.000%	5/16/54	100	99
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	99
Marsh & McLennan Cos. Inc.	4.550%	11/8/27	165	165
Marsh & McLennan Cos. Inc.	4.650%	3/15/30	165	163
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	460	396

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marsh & McLennan Cos. Inc.	4.850%	11/15/31	200	197
Marsh & McLennan Cos. Inc.	5.400%	9/15/33	200	203
Marsh & McLennan Cos. Inc.	5.150%	3/15/34	87	87
Marsh & McLennan Cos. Inc.	5.000%	3/15/35	350	341
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	232
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	84
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	162
Marsh & McLennan Cos. Inc.	5.700%	9/15/53	315	315
Marsh & McLennan Cos. Inc.	5.450%	3/15/54	91	88
Marsh & McLennan Cos. Inc.	5.400%	3/15/55	220	211
Mastercard Inc.	2.950%	11/21/26	100	97
Mastercard Inc.	3.300%	3/26/27	200	195
Mastercard Inc.	4.100%	1/15/28	161	159
Mastercard Inc.	4.875%	3/9/28	200	202
Mastercard Inc.	2.950%	6/1/29	275	256
Mastercard Inc.	3.350%	3/26/30	300	280
Mastercard Inc.	2.000%	11/18/31	200	166
Mastercard Inc.	4.350%	1/15/32	323	312
Mastercard Inc.	4.875%	5/9/34	300	295
Mastercard Inc.	4.550%	1/15/35	265	254
Mastercard Inc.	3.950%	2/26/48	100	80
Mastercard Inc.	3.650%	6/1/49	200	151
Mastercard Inc.	3.850%	3/26/50	200	155
Mercury General Corp.	4.400%	3/15/27	75	74
MetLife Inc.	6.500%	12/15/32	175	190
MetLife Inc.	5.375%	7/15/33	200	202
MetLife Inc.	6.375%	6/15/34	100	108
MetLife Inc.	5.300%	12/15/34	235	234
MetLife Inc.	5.875%	2/6/41	590	602
MetLife Inc.	4.125%	8/13/42	175	145
MetLife Inc.	4.875%	11/13/43	355	322
MetLife Inc.	5.250%	1/15/54	200	187
MetLife Inc.	6.400%	12/15/66	210	214
MGIC Investment Corp.	5.250%	8/15/28	31	30
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	520
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	242
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	490
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	380
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	242
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	381
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	195
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	195
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	202
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	192
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	227
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	162
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	44
Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	202
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	427
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	343
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	188
Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	494
Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	334	337
Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	525	526
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	46
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	168
Mizuho Financial Group Inc.	3.663%	2/28/27	250	244
Mizuho Financial Group Inc.	1.554%	7/9/27	200	190
Mizuho Financial Group Inc.	4.018%	3/5/28	325	316
Mizuho Financial Group Inc.	5.778%	7/6/29	225	230
Mizuho Financial Group Inc.	4.254%	9/11/29	400	389
Mizuho Financial Group Inc.	3.153%	7/16/30	500	459
Mizuho Financial Group Inc.	2.869%	9/13/30	100	90
Mizuho Financial Group Inc.	2.564%	9/13/31	250	209
Mizuho Financial Group Inc.	2.172%	5/22/32	500	414
Mizuho Financial Group Inc.	5.748%	7/6/34	780	795
Mizuho Financial Group Inc.	5.579%	5/26/35	250	252
Moody's Corp.	3.250%	1/15/28	200	192
Moody's Corp.	2.000%	8/19/31	500	415
Moody's Corp.	2.750%	8/19/41	100	69

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	4.875%	12/17/48	125	111
	Moody's Corp.	3.750%	2/25/52	100	73
	Moody's Corp.	3.100%	11/29/61	150	89
	Morgan Stanley	5.000%	11/24/25	650	651
	Morgan Stanley	3.875%	1/27/26	225	223
	Morgan Stanley	3.125%	7/27/26	700	684
	Morgan Stanley	6.250%	8/9/26	1,796	1,839
	Morgan Stanley	4.350%	9/8/26	666	661
	Morgan Stanley	3.625%	1/20/27	250	245
	Morgan Stanley	5.050%	1/28/27	350	351
	Morgan Stanley	3.950%	4/23/27	325	318
	Morgan Stanley	1.593%	5/4/27	525	503
	Morgan Stanley	2.475%	1/21/28	500	476
	Morgan Stanley	5.652%	4/13/28	225	229
	Morgan Stanley	4.210%	4/20/28	200	197
[4]	Morgan Stanley	3.591%	7/22/28	935	902
	Morgan Stanley	6.296%	10/18/28	500	518
	Morgan Stanley	3.772%	1/24/29	575	554
	Morgan Stanley	5.123%	2/1/29	350	351
	Morgan Stanley	5.164%	4/20/29	450	451
	Morgan Stanley	5.449%	7/20/29	350	354
	Morgan Stanley	6.407%	11/1/29	350	366
	Morgan Stanley	5.173%	1/16/30	350	350
	Morgan Stanley	4.431%	1/23/30	550	536
	Morgan Stanley	5.656%	4/18/30	225	229
	Morgan Stanley	5.042%	7/19/30	350	348
	Morgan Stanley	4.654%	10/18/30	425	416
	Morgan Stanley	2.699%	1/22/31	1,750	1,554
	Morgan Stanley	3.622%	4/1/31	600	557
	Morgan Stanley	1.794%	2/13/32	500	408
	Morgan Stanley	7.250%	4/1/32	150	169
	Morgan Stanley	1.928%	4/28/32	200	164
	Morgan Stanley	2.239%	7/21/32	500	414
	Morgan Stanley	2.511%	10/20/32	600	502
	Morgan Stanley	2.943%	1/21/33	500	428
	Morgan Stanley	4.889%	7/20/33	350	339
	Morgan Stanley	6.342%	10/18/33	1,000	1,057
	Morgan Stanley	5.250%	4/21/34	450	443
	Morgan Stanley	5.424%	7/21/34	450	447
	Morgan Stanley	6.627%	11/1/34	350	376
	Morgan Stanley	5.466%	1/18/35	425	423
	Morgan Stanley	5.831%	4/19/35	575	586
	Morgan Stanley	5.320%	7/19/35	350	345
	Morgan Stanley	2.484%	9/16/36	850	691
	Morgan Stanley	5.297%	4/20/37	350	339
	Morgan Stanley	5.948%	1/19/38	350	350
[4]	Morgan Stanley	3.971%	7/22/38	375	319
	Morgan Stanley	4.457%	4/22/39	250	224
	Morgan Stanley	3.217%	4/22/42	325	241
	Morgan Stanley	6.375%	7/24/42	600	648
	Morgan Stanley	4.300%	1/27/45	650	536
	Morgan Stanley	2.802%	1/25/52	940	574
	Morgan Stanley Bank NA	4.754%	4/21/26	275	275
	Morgan Stanley Bank NA	5.882%	10/30/26	275	281
	Morgan Stanley Bank NA	4.447%	10/15/27	425	422
	Morgan Stanley Bank NA	4.952%	1/14/28	200	200
	Morgan Stanley Bank NA	5.504%	5/26/28	425	431
	Morgan Stanley Bank NA	4.968%	7/14/28	350	351
	Nasdaq Inc.	3.850%	6/30/26	100	99
	Nasdaq Inc.	1.650%	1/15/31	250	205
	Nasdaq Inc.	5.550%	2/15/34	200	202
	Nasdaq Inc.	2.500%	12/21/40	200	134
	Nasdaq Inc.	3.250%	4/28/50	35	23
	Nasdaq Inc.	3.950%	3/7/52	200	148
	Nasdaq Inc.	5.950%	8/15/53	200	201
	Nasdaq Inc.	6.100%	6/28/63	200	202
	National Australia Bank Ltd.	3.375%	1/14/26	100	99
	National Australia Bank Ltd.	5.087%	6/11/27	250	253
	National Australia Bank Ltd.	4.944%	1/12/28	250	251
	National Australia Bank Ltd.	4.900%	6/13/28	500	502

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Australia Bank Ltd.	4.787%	1/10/29	250	250
	National Bank of Canada	5.600%	12/18/28	250	255
	NatWest Group plc	7.472%	11/10/26	200	204
	NatWest Group plc	5.847%	3/2/27	200	202
	NatWest Group plc	5.583%	3/1/28	200	202
	NatWest Group plc	5.516%	9/30/28	200	202
	NatWest Group plc	4.892%	5/18/29	1,000	990
	NatWest Group plc	5.808%	9/13/29	200	204
	NatWest Group plc	5.076%	1/27/30	200	198
	NatWest Group plc	4.445%	5/8/30	700	675
	NatWest Group plc	4.964%	8/15/30	200	197
	NatWest Group plc	6.016%	3/2/34	200	205
	NatWest Group plc	6.475%	6/1/34	200	205
	NatWest Group plc	5.778%	3/1/35	275	276
	NatWest Group plc	3.032%	11/28/35	200	173
	Nomura Holdings Inc.	2.329%	1/22/27	200	189
	Nomura Holdings Inc.	5.594%	7/2/27	200	202
	Nomura Holdings Inc.	5.386%	7/6/27	200	201
	Nomura Holdings Inc.	2.172%	7/14/28	200	180
	Nomura Holdings Inc.	5.605%	7/6/29	225	228
	Nomura Holdings Inc.	3.103%	1/16/30	400	360
	Nomura Holdings Inc.	2.679%	7/16/30	250	218
	Nomura Holdings Inc.	2.608%	7/14/31	200	168
	Nomura Holdings Inc.	2.999%	1/22/32	200	170
	Nomura Holdings Inc.	5.783%	7/3/34	200	202
[5]	North Haven Private Income Fund LLC	5.750%	2/1/30	54	53
	Northern Trust Corp.	3.650%	8/3/28	100	97
	Northern Trust Corp.	3.375%	5/8/32	50	48
	Northern Trust Corp.	6.125%	11/2/32	200	211
	Old Republic International Corp.	3.875%	8/26/26	100	98
	Old Republic International Corp.	3.850%	6/11/51	200	140
	ORIX Corp.	3.700%	7/18/27	200	194
	ORIX Corp.	4.650%	9/10/29	95	93
	ORIX Corp.	2.250%	3/9/31	50	42
	PartnerRe Finance B LLC	3.700%	7/2/29	95	90
	PartnerRe Finance B LLC	4.500%	10/1/50	100	92
	PayPal Holdings Inc.	2.650%	10/1/26	300	290
	PayPal Holdings Inc.	2.850%	10/1/29	400	365
	PayPal Holdings Inc.	2.300%	6/1/30	200	175
	PayPal Holdings Inc.	5.150%	6/1/34	600	596
	PayPal Holdings Inc.	3.250%	6/1/50	210	142
	PayPal Holdings Inc.	5.500%	6/1/54	200	195
	PNC Bank NA	4.775%	1/15/27	250	250
	PNC Bank NA	3.100%	10/25/27	250	240
	PNC Bank NA	3.250%	1/22/28	150	144
	PNC Bank NA	4.050%	7/26/28	250	242
	PNC Bank NA	2.700%	10/22/29	150	135
	PNC Financial Services Group Inc.	5.812%	6/12/26	200	201
	PNC Financial Services Group Inc.	4.758%	1/26/27	200	200
	PNC Financial Services Group Inc.	3.150%	5/19/27	450	434
	PNC Financial Services Group Inc.	5.102%	7/23/27	120	121
	PNC Financial Services Group Inc.	6.615%	10/20/27	200	206
	PNC Financial Services Group Inc.	5.300%	1/21/28	200	202
	PNC Financial Services Group Inc.	3.450%	4/23/29	500	473
	PNC Financial Services Group Inc.	5.582%	6/12/29	200	203
	PNC Financial Services Group Inc.	2.550%	1/22/30	425	377
	PNC Financial Services Group Inc.	5.492%	5/14/30	225	228
	PNC Financial Services Group Inc.	4.812%	10/21/32	250	243
	PNC Financial Services Group Inc.	4.626%	6/6/33	200	189
	PNC Financial Services Group Inc.	6.037%	10/28/33	255	264
	PNC Financial Services Group Inc.	5.068%	1/24/34	200	194
	PNC Financial Services Group Inc.	5.939%	8/18/34	590	607
	PNC Financial Services Group Inc.	6.875%	10/20/34	430	469
	PNC Financial Services Group Inc.	5.676%	1/22/35	500	505
	PNC Financial Services Group Inc.	5.401%	7/23/35	265	263
	Principal Financial Group Inc.	3.100%	11/15/26	100	97
	Principal Financial Group Inc.	4.625%	9/15/42	50	44
	Principal Financial Group Inc.	4.350%	5/15/43	150	126
	Principal Financial Group Inc.	4.300%	11/15/46	195	160
	Progressive Corp.	2.450%	1/15/27	150	144

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Progressive Corp.	4.000%	3/1/29	100	97
Progressive Corp.	6.625%	3/1/29	125	134
Progressive Corp.	4.950%	6/15/33	100	99
Progressive Corp.	4.350%	4/25/44	50	42
Progressive Corp.	4.125%	4/15/47	290	233
Progressive Corp.	4.200%	3/15/48	115	94
Progressive Corp.	3.950%	3/26/50	180	139
Progressive Corp.	3.700%	3/15/52	100	74
Prospect Capital Corp.	3.364%	11/15/26	52	48
Prudential Financial Inc.	3.878%	3/27/28	163	159
Prudential Financial Inc.	5.750%	7/15/33	100	104
Prudential Financial Inc.	5.700%	12/14/36	125	128
Prudential Financial Inc.	6.625%	12/1/37	65	71
Prudential Financial Inc.	3.000%	3/10/40	50	37
Prudential Financial Inc.	6.625%	6/21/40	65	71
Prudential Financial Inc.	5.100%	8/15/43	42	40
Prudential Financial Inc.	4.600%	5/15/44	275	239
Prudential Financial Inc.	5.375%	5/15/45	133	132
Prudential Financial Inc.	3.905%	12/7/47	132	101
Prudential Financial Inc.	5.700%	9/15/48	250	248
Prudential Financial Inc.	3.935%	12/7/49	363	274
Prudential Financial Inc.	4.350%	2/25/50	210	171
Prudential Financial Inc.	3.700%	10/1/50	200	178
Prudential Financial Inc.	5.125%	3/1/52	250	237
Prudential Financial Inc.	6.000%	9/1/52	150	150
Prudential Financial Inc.	6.500%	3/15/54	175	180
Prudential Funding Asia plc	3.125%	4/14/30	200	181
Radian Group Inc.	6.200%	5/15/29	118	121
Raymond James Financial Inc.	4.650%	4/1/30	55	54
Raymond James Financial Inc.	4.950%	7/15/46	210	188
Raymond James Financial Inc.	3.750%	4/1/51	250	181
Regions Bank	6.450%	6/26/37	250	254
Regions Financial Corp.	1.800%	8/12/28	120	107
Regions Financial Corp.	5.722%	6/6/30	200	203
Regions Financial Corp.	5.502%	9/6/35	100	98
Reinsurance Group of America Inc.	3.900%	5/15/29	50	48
Reinsurance Group of America Inc.	6.000%	9/15/33	165	169
Reinsurance Group of America Inc.	5.750%	9/15/34	175	176
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	73
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	71
RenaissanceRe Holdings Ltd.	5.750%	6/5/33	132	132
Royal Bank of Canada	4.875%	1/12/26	200	201
Royal Bank of Canada	4.650%	1/27/26	898	896
Royal Bank of Canada	1.200%	4/27/26	200	191
Royal Bank of Canada	1.400%	11/2/26	500	472
Royal Bank of Canada	4.875%	1/19/27	200	201
Royal Bank of Canada	2.050%	1/21/27	100	95
Royal Bank of Canada	3.625%	5/4/27	200	195
Royal Bank of Canada	5.069%	7/23/27	100	100
Royal Bank of Canada	4.240%	8/3/27	200	198
Royal Bank of Canada	4.510%	10/18/27	160	159
Royal Bank of Canada	6.000%	11/1/27	200	207
Royal Bank of Canada	4.900%	1/12/28	200	200
Royal Bank of Canada	4.522%	10/18/28	140	139
Royal Bank of Canada	4.950%	2/1/29	200	200
Royal Bank of Canada	4.969%	8/2/30	100	99
Royal Bank of Canada	2.300%	11/3/31	500	419
Royal Bank of Canada	3.875%	5/4/32	200	184
Royal Bank of Canada	5.000%	2/1/33	465	457
Royal Bank of Canada	5.000%	5/2/33	200	197
Royal Bank of Canada	5.150%	2/1/34	200	198
S&P Global Inc.	2.450%	3/1/27	250	239
S&P Global Inc.	4.750%	8/1/28	140	140
S&P Global Inc.	2.700%	3/1/29	250	230
S&P Global Inc.	4.250%	5/1/29	100	98
S&P Global Inc.	2.500%	12/1/29	125	112
S&P Global Inc.	1.250%	8/15/30	200	165
S&P Global Inc.	2.900%	3/1/32	300	261
S&P Global Inc.	3.250%	12/1/49	150	104
S&P Global Inc.	3.700%	3/1/52	200	149

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	S&P Global Inc.	2.300%	8/15/60	100	50
	S&P Global Inc.	3.900%	3/1/62	100	74
	Santander Holdings USA Inc.	3.244%	10/5/26	400	388
	Santander Holdings USA Inc.	4.400%	7/13/27	250	247
	Santander Holdings USA Inc.	2.490%	1/6/28	200	190
	Santander Holdings USA Inc.	6.499%	3/9/29	200	206
	Santander Holdings USA Inc.	6.174%	1/9/30	200	204
	Santander UK Group Holdings plc	1.673%	6/14/27	400	381
	Santander UK Group Holdings plc	3.823%	11/3/28	200	192
	Santander UK Group Holdings plc	6.534%	1/10/29	415	428
	Selective Insurance Group Inc.	5.375%	3/1/49	50	46
	SiriusPoint Ltd.	7.000%	4/5/29	75	77
[5]	Sixth Street Lending Partners	6.500%	3/11/29	200	202
[5]	Sixth Street Lending Partners	5.750%	1/15/30	100	98
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	150	152
	State Street Bank & Trust Co.	4.782%	11/23/29	250	249
	State Street Corp.	5.104%	5/18/26	500	501
	State Street Corp.	2.650%	5/19/26	125	122
	State Street Corp.	5.272%	8/3/26	215	217
	State Street Corp.	4.993%	3/18/27	200	202
	State Street Corp.	4.530%	2/20/29	100	99
	State Street Corp.	4.141%	12/3/29	200	194
	State Street Corp.	2.400%	1/24/30	150	134
	State Street Corp.	2.623%	2/7/33	350	297
	State Street Corp.	4.821%	1/26/34	130	126
	State Street Corp.	5.159%	5/18/34	500	496
	State Street Corp.	3.031%	11/1/34	125	113
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	192
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	148
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	200	203
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	121
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	170
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	195
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	678
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	288
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	97
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	448
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	436
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	138
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,870	1,671
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	164
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	303
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	206
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	200	202
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	133
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	213
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	200	201
	Synchrony Financial	3.700%	8/4/26	125	122
	Synchrony Financial	3.950%	12/1/27	300	290
	Synovus Financial Corp.	6.168%	11/1/30	100	101
	Toronto-Dominion Bank	0.750%	1/6/26	200	192
	Toronto-Dominion Bank	5.103%	1/9/26	200	201
	Toronto-Dominion Bank	5.532%	7/17/26	225	228
	Toronto-Dominion Bank	1.250%	9/10/26	325	307
	Toronto-Dominion Bank	1.950%	1/12/27	200	189
	Toronto-Dominion Bank	2.800%	3/10/27	200	192
	Toronto-Dominion Bank	4.980%	4/5/27	200	201
	Toronto-Dominion Bank	4.108%	6/8/27	425	418
	Toronto-Dominion Bank	5.156%	1/10/28	225	226
	Toronto-Dominion Bank	5.523%	7/17/28	225	229
	Toronto-Dominion Bank	2.000%	9/10/31	325	269
	Toronto-Dominion Bank	2.450%	1/12/32	850	709
	Toronto-Dominion Bank	4.456%	6/8/32	400	379
	Toronto-Dominion Bank	5.146%	9/10/34	120	117
	Travelers Cos. Inc.	6.250%	6/15/37	150	161
	Travelers Cos. Inc.	4.300%	8/25/45	150	125
	Travelers Cos. Inc.	4.000%	5/30/47	225	178
	Travelers Cos. Inc.	4.100%	3/4/49	200	159
	Travelers Cos. Inc.	2.550%	4/27/50	500	295
	Travelers Cos. Inc.	5.450%	5/25/53	143	139

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Travelers Property Casualty Corp.	6.375%	3/15/33	26	29
Trinity Acquisition plc	4.400%	3/15/26	100	99
Truist Bank	3.300%	5/15/26	200	196
Truist Financial Corp.	6.047%	6/8/27	265	269
Truist Financial Corp.	1.125%	8/3/27	500	455
Truist Financial Corp.	3.875%	3/19/29	200	191
Truist Financial Corp.	1.887%	6/7/29	500	451
Truist Financial Corp.	7.161%	10/30/29	200	214
Truist Financial Corp.	5.435%	1/24/30	275	277
Truist Financial Corp.	1.950%	6/5/30	100	85
Truist Financial Corp.	4.916%	7/28/33	200	189
Truist Financial Corp.	5.122%	1/26/34	810	786
Truist Financial Corp.	5.867%	6/8/34	200	203
Truist Financial Corp.	5.711%	1/24/35	275	277
UBS AG	1.250%	8/7/26	255	241
UBS AG	5.000%	7/9/27	250	251
UBS AG	7.500%	2/15/28	425	455
UBS AG	5.650%	9/11/28	225	230
UBS Group AG	4.550%	4/17/26	456	454
UBS Group AG	4.875%	5/15/45	375	335
Unum Group	4.000%	6/15/29	80	77
Unum Group	5.750%	8/15/42	75	73
Unum Group	4.500%	12/15/49	100	79
Unum Group	6.000%	6/15/54	100	99
US Bancorp	3.100%	4/27/26	300	294
US Bancorp	3.150%	4/27/27	275	266
US Bancorp	6.787%	10/26/27	200	207
US Bancorp	5.775%	6/12/29	275	281
US Bancorp	3.000%	7/30/29	240	220
US Bancorp	5.384%	1/23/30	275	277
US Bancorp	5.100%	7/23/30	650	649
US Bancorp	2.677%	1/27/33	90	76
US Bancorp	4.967%	7/22/33	235	225
US Bancorp	5.850%	10/21/33	525	537
US Bancorp	4.839%	2/1/34	360	344
US Bancorp	5.836%	6/12/34	275	280
US Bancorp	5.678%	1/23/35	275	277
US Bancorp	2.491%	11/3/36	700	568
US Bank NA	4.507%	10/22/27	250	249
Verisk Analytics Inc.	4.125%	3/15/29	400	388
Verisk Analytics Inc.	3.625%	5/15/50	150	105
Visa Inc.	1.900%	4/15/27	200	189
Visa Inc.	0.750%	8/15/27	500	456
Visa Inc.	2.750%	9/15/27	150	144
Visa Inc.	1.100%	2/15/31	400	324
Visa Inc.	4.150%	12/14/35	325	300
Visa Inc.	2.700%	4/15/40	200	146
Visa Inc.	4.300%	12/14/45	625	534
Visa Inc.	3.650%	9/15/47	100	76
Visa Inc.	2.000%	8/15/50	300	162
Voya Financial Inc.	3.650%	6/15/26	250	246
Voya Financial Inc.	5.700%	7/15/43	75	72
Voya Financial Inc.	4.800%	6/15/46	40	34
Voya Financial Inc.	4.700%	1/23/48	100	94
Webster Financial Corp.	4.100%	3/25/29	55	52
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,247
Wells Fargo & Co.	4.100%	6/3/26	725	718
Wells Fargo & Co.	3.000%	10/23/26	675	654
Wells Fargo & Co.	4.300%	7/22/27	475	469
Wells Fargo & Co.	5.707%	4/22/28	525	533
Wells Fargo & Co.	3.584%	5/22/28	500	485
Wells Fargo & Co.	4.808%	7/25/28	975	971
Wells Fargo & Co.	4.150%	1/24/29	200	194
Wells Fargo & Co.	5.574%	7/25/29	350	355
Wells Fargo & Co.	6.303%	10/23/29	990	1,029
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,173
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,209
Wells Fargo & Co.	4.897%	7/25/33	975	942
Wells Fargo & Co.	5.389%	4/24/34	952	940
Wells Fargo & Co.	5.557%	7/25/34	350	349

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo & Co.	6.491%	10/23/34	300	319
Wells Fargo & Co.	5.499%	1/23/35	1,025	1,019
Wells Fargo & Co.	5.211%	12/3/35	425	414
Wells Fargo & Co.	3.068%	4/30/41	600	435
Wells Fargo & Co.	5.375%	11/2/43	1,000	935
Wells Fargo & Co.	4.650%	11/4/44	325	273
Wells Fargo & Co.	4.900%	11/17/45	250	217
Wells Fargo & Co.	4.400%	6/14/46	300	241
Wells Fargo & Co.	4.750%	12/7/46	350	294
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,558
Wells Fargo & Co.	4.611%	4/25/53	400	334
Wells Fargo Bank NA	4.811%	1/15/26	200	201
Wells Fargo Bank NA	5.450%	8/7/26	300	304
Wells Fargo Bank NA	5.254%	12/11/26	450	455
Wells Fargo Bank NA	5.950%	8/26/36	200	206
Wells Fargo Bank NA	5.850%	2/1/37	300	306
Wells Fargo Bank NA	6.600%	1/15/38	225	245
Western Union Co.	1.350%	3/15/26	200	191
Western Union Co.	6.200%	11/17/36	100	101
Western Union Co.	6.200%	6/21/40	17	17
Westpac Banking Corp.	5.200%	4/16/26	200	202
Westpac Banking Corp.	2.850%	5/13/26	200	196
Westpac Banking Corp.	1.150%	6/3/26	218	208
Westpac Banking Corp.	2.700%	8/19/26	175	170
Westpac Banking Corp.	4.600%	10/20/26	120	120
Westpac Banking Corp.	3.350%	3/8/27	250	244
Westpac Banking Corp.	1.953%	11/20/28	275	248
Westpac Banking Corp.	5.050%	4/16/29	200	202
Westpac Banking Corp.	2.650%	1/16/30	150	135
Westpac Banking Corp.	4.322%	11/23/31	500	492
Westpac Banking Corp.	5.405%	8/10/33	200	197
Westpac Banking Corp.	6.820%	11/17/33	200	216
Westpac Banking Corp.	4.110%	7/24/34	25	24
Westpac Banking Corp.	2.668%	11/15/35	315	268
Westpac Banking Corp.	5.618%	11/20/35	260	256
Westpac Banking Corp.	3.020%	11/18/36	500	423
Westpac Banking Corp.	4.421%	7/24/39	200	177
Westpac Banking Corp.	2.963%	11/16/40	200	142
Willis North America Inc.	4.500%	9/15/28	100	98
Willis North America Inc.	2.950%	9/15/29	440	400
Willis North America Inc.	5.350%	5/15/33	100	99
Willis North America Inc.	5.050%	9/15/48	50	44
Willis North America Inc.	3.875%	9/15/49	90	66
Willis North America Inc.	5.900%	3/5/54	125	123
Zions Bancorp NA	3.250%	10/29/29	250	223
Zions Bancorp NA	6.816%	11/19/35	50	50
				357,098
Health Care (2.9%)
Abbott Laboratories	3.750%	11/30/26	367	363
Abbott Laboratories	1.150%	1/30/28	100	91
Abbott Laboratories	1.400%	6/30/30	150	127
Abbott Laboratories	4.750%	11/30/36	200	193
Abbott Laboratories	5.300%	5/27/40	250	251
Abbott Laboratories	4.900%	11/30/46	700	652
AbbVie Inc.	3.200%	5/14/26	350	344
AbbVie Inc.	2.950%	11/21/26	740	719
AbbVie Inc.	4.800%	3/15/27	500	503
AbbVie Inc.	4.250%	11/14/28	300	295
AbbVie Inc.	4.800%	3/15/29	525	524
AbbVie Inc.	3.200%	11/21/29	1,180	1,095
AbbVie Inc.	4.950%	3/15/31	1,000	999
AbbVie Inc.	5.050%	3/15/34	550	543
AbbVie Inc.	4.550%	3/15/35	350	329
AbbVie Inc.	4.500%	5/14/35	450	421
AbbVie Inc.	4.300%	5/14/36	200	182
AbbVie Inc.	4.050%	11/21/39	768	656
AbbVie Inc.	4.625%	10/1/42	50	44
AbbVie Inc.	4.400%	11/6/42	501	433
AbbVie Inc.	4.850%	6/15/44	230	208

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.750%	3/15/45	200	178
	AbbVie Inc.	4.700%	5/14/45	402	355
	AbbVie Inc.	4.450%	5/14/46	455	387
	AbbVie Inc.	4.875%	11/14/48	350	314
	AbbVie Inc.	4.250%	11/21/49	1,025	833
	AbbVie Inc.	5.400%	3/15/54	550	529
	AbbVie Inc.	5.500%	3/15/64	275	263
	Adventist Health System	5.430%	3/1/32	100	100
	Adventist Health System	5.757%	12/1/34	75	76
	Adventist Health System	3.630%	3/1/49	50	35
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	48
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	22
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	81
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	53
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	49
	Aetna Inc.	6.625%	6/15/36	130	136
	Aetna Inc.	6.750%	12/15/37	100	105
	Aetna Inc.	4.500%	5/15/42	75	61
	Agilent Technologies Inc.	3.050%	9/22/26	75	73
	Agilent Technologies Inc.	2.750%	9/15/29	100	91
	Agilent Technologies Inc.	2.100%	6/4/30	100	86
	Agilent Technologies Inc.	4.750%	9/9/34	150	143
	AHS Hospital Corp.	5.024%	7/1/45	75	70
	AHS Hospital Corp.	2.780%	7/1/51	150	93
[2]	Allina Health System	3.887%	4/15/49	75	57
	Amgen Inc.	5.507%	3/2/26	350	350
	Amgen Inc.	2.600%	8/19/26	225	218
	Amgen Inc.	2.200%	2/21/27	150	142
	Amgen Inc.	3.200%	11/2/27	600	577
	Amgen Inc.	5.150%	3/2/28	500	504
	Amgen Inc.	1.650%	8/15/28	400	357
	Amgen Inc.	4.050%	8/18/29	325	313
	Amgen Inc.	5.250%	3/2/30	250	252
	Amgen Inc.	2.000%	1/15/32	450	365
	Amgen Inc.	3.350%	2/22/32	500	445
	Amgen Inc.	4.200%	3/1/33	200	185
	Amgen Inc.	5.250%	3/2/33	925	918
	Amgen Inc.	3.150%	2/21/40	575	427
	Amgen Inc.	2.800%	8/15/41	150	104
	Amgen Inc.	4.950%	10/1/41	240	216
	Amgen Inc.	5.150%	11/15/41	126	117
	Amgen Inc.	5.600%	3/2/43	300	292
	Amgen Inc.	4.400%	5/1/45	450	372
	Amgen Inc.	4.563%	6/15/48	75	62
	Amgen Inc.	3.375%	2/21/50	575	393
	Amgen Inc.	4.663%	6/15/51	500	419
	Amgen Inc.	3.000%	1/15/52	206	130
	Amgen Inc.	4.200%	2/22/52	475	367
	Amgen Inc.	5.650%	3/2/53	500	481
	Amgen Inc.	2.770%	9/1/53	422	245
	Amgen Inc.	5.750%	3/2/63	550	527
	Ascension Health	2.532%	11/15/29	350	314
	Ascension Health	3.106%	11/15/39	100	75
	Ascension Health	3.945%	11/15/46	200	159
[2]	Ascension Health	4.847%	11/15/53	75	67
	Astrazeneca Finance LLC	1.200%	5/28/26	200	191
	Astrazeneca Finance LLC	4.800%	2/26/27	275	277
	Astrazeneca Finance LLC	4.875%	3/3/28	200	201
	Astrazeneca Finance LLC	1.750%	5/28/28	200	181
	Astrazeneca Finance LLC	4.850%	2/26/29	225	225
	Astrazeneca Finance LLC	4.900%	3/3/30	200	201
	Astrazeneca Finance LLC	4.900%	2/26/31	200	200
	Astrazeneca Finance LLC	2.250%	5/28/31	200	170
	Astrazeneca Finance LLC	4.875%	3/3/33	75	74
	Astrazeneca Finance LLC	5.000%	2/26/34	270	267
	AstraZeneca plc	0.700%	4/8/26	500	477
	AstraZeneca plc	4.000%	1/17/29	200	195
	AstraZeneca plc	1.375%	8/6/30	300	250
	AstraZeneca plc	6.450%	9/15/37	450	493
	AstraZeneca plc	4.000%	9/18/42	290	240

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca plc	4.375%	11/16/45	200	171
	AstraZeneca plc	3.000%	5/28/51	135	88
	Banner Health	2.338%	1/1/30	125	111
	Banner Health	3.181%	1/1/50	75	51
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	175
	Baxalta Inc.	4.000%	6/23/25	97	97
	Baxalta Inc.	5.250%	6/23/45	73	67
	Baxter International Inc.	1.915%	2/1/27	750	707
	Baxter International Inc.	2.272%	12/1/28	250	225
	Baxter International Inc.	2.539%	2/1/32	500	417
	Baxter International Inc.	3.500%	8/15/46	100	69
	Baxter International Inc.	3.132%	12/1/51	200	124
	Baylor Scott & White Holdings	1.777%	11/15/30	100	84
	Baylor Scott & White Holdings	4.185%	11/15/45	100	83
	Baylor Scott & White Holdings	2.839%	11/15/50	350	222
	Becton Dickinson & Co.	3.700%	6/6/27	375	366
	Becton Dickinson & Co.	4.693%	2/13/28	250	249
	Becton Dickinson & Co.	4.874%	2/8/29	35	35
	Becton Dickinson & Co.	5.081%	6/7/29	200	201
	Becton Dickinson & Co.	2.823%	5/20/30	125	112
	Becton Dickinson & Co.	1.957%	2/11/31	375	312
	Becton Dickinson & Co.	5.110%	2/8/34	100	98
	Becton Dickinson & Co.	4.685%	12/15/44	172	149
	Becton Dickinson & Co.	4.669%	6/6/47	300	256
	Biogen Inc.	2.250%	5/1/30	400	346
	Biogen Inc.	3.150%	5/1/50	300	189
	Biogen Inc.	3.250%	2/15/51	150	96
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	224
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	25
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	94
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	167
	Boston Scientific Corp.	2.650%	6/1/30	150	134
	Boston Scientific Corp.	4.550%	3/1/39	131	120
	Boston Scientific Corp.	7.375%	1/15/40	50	59
	Boston Scientific Corp.	4.700%	3/1/49	133	117
	Bristol-Myers Squibb Co.	4.950%	2/20/26	200	201
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	297
	Bristol-Myers Squibb Co.	4.900%	2/22/27	200	202
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	455
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	204
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	269
	Bristol-Myers Squibb Co.	4.900%	2/22/29	325	327
	Bristol-Myers Squibb Co.	3.400%	7/26/29	605	570
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	166
	Bristol-Myers Squibb Co.	5.100%	2/22/31	225	226
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	261
	Bristol-Myers Squibb Co.	5.900%	11/15/33	175	184
	Bristol-Myers Squibb Co.	5.200%	2/22/34	450	449
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	73
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	154
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	206
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	198
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	566
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	288
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	522
	Bristol-Myers Squibb Co.	5.550%	2/22/54	475	462
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	143
	Bristol-Myers Squibb Co.	6.400%	11/15/63	350	374
	Bristol-Myers Squibb Co.	5.650%	2/22/64	300	289
	Cardinal Health Inc.	4.700%	11/15/26	100	100
	Cardinal Health Inc.	5.125%	2/15/29	125	125
	Cardinal Health Inc.	5.000%	11/15/29	150	149
	Cardinal Health Inc.	5.450%	2/15/34	100	99
	Cardinal Health Inc.	5.350%	11/15/34	200	196
	Cardinal Health Inc.	4.600%	3/15/43	75	63
	Cardinal Health Inc.	4.500%	11/15/44	50	41
	Cardinal Health Inc.	4.368%	6/15/47	125	100
	Cardinal Health Inc.	5.750%	11/15/54	100	96
	Cencora Inc.	3.450%	12/15/27	275	266
	Cencora Inc.	4.625%	12/15/27	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cencora Inc.	4.850%	12/15/29	100	99
	Cencora Inc.	2.700%	3/15/31	250	217
	Cencora Inc.	5.125%	2/15/34	100	98
	Cencora Inc.	5.150%	2/15/35	50	49
	Cencora Inc.	4.300%	12/15/47	175	141
	Centene Corp.	4.250%	12/15/27	474	459
	Centene Corp.	2.450%	7/15/28	467	421
	Centene Corp.	4.625%	12/15/29	736	696
	Centene Corp.	3.375%	2/15/30	110	98
	Centene Corp.	3.000%	10/15/30	407	351
	Centene Corp.	2.500%	3/1/31	395	326
	Centene Corp.	2.625%	8/1/31	254	209
	Children's Health System of Texas	2.511%	8/15/50	300	177
	Children's Hospital Corp.	4.115%	1/1/47	75	61
	Children's Hospital Corp.	2.585%	2/1/50	50	30
	Children's Hospital Medical Center	4.268%	5/15/44	50	43
	CHRISTUS Health	4.341%	7/1/28	200	196
	Cigna Group	4.500%	2/25/26	255	254
	Cigna Group	5.685%	3/15/26	150	150
	Cigna Group	3.400%	3/1/27	275	267
	Cigna Group	7.875%	5/15/27	41	44
	Cigna Group	4.375%	10/15/28	610	598
	Cigna Group	5.000%	5/15/29	200	200
	Cigna Group	2.400%	3/15/30	231	202
	Cigna Group	2.375%	3/15/31	250	212
	Cigna Group	5.125%	5/15/31	150	149
	Cigna Group	5.250%	2/15/34	200	196
	Cigna Group	4.800%	8/15/38	415	376
	Cigna Group	3.200%	3/15/40	150	110
	Cigna Group	6.125%	11/15/41	92	93
	Cigna Group	4.800%	7/15/46	400	341
	Cigna Group	3.875%	10/15/47	170	124
	Cigna Group	4.900%	12/15/48	545	464
	Cigna Group	3.400%	3/15/50	375	246
	Cigna Group	5.600%	2/15/54	250	234
	City of Hope	5.623%	11/15/43	75	71
	City of Hope	4.378%	8/15/48	100	80
	Cleveland Clinic Foundation	4.858%	1/1/14	100	85
	CommonSpirit Health	2.782%	10/1/30	500	443
	CommonSpirit Health	5.205%	12/1/31	150	149
	CommonSpirit Health	5.318%	12/1/34	125	123
[2]	CommonSpirit Health	4.350%	11/1/42	225	188
	CommonSpirit Health	3.817%	10/1/49	50	37
	CommonSpirit Health	4.187%	10/1/49	150	117
	CommonSpirit Health	5.548%	12/1/54	100	96
	Community Health Network Inc.	3.099%	5/1/50	140	89
	Cottage Health Obligated Group	3.304%	11/1/49	100	70
	CVS Health Corp.	2.875%	6/1/26	416	404
	CVS Health Corp.	3.000%	8/15/26	450	436
	CVS Health Corp.	1.300%	8/21/27	600	544
	CVS Health Corp.	4.300%	3/25/28	677	656
	CVS Health Corp.	5.000%	1/30/29	470	464
	CVS Health Corp.	5.400%	6/1/29	350	350
	CVS Health Corp.	3.250%	8/15/29	360	328
	CVS Health Corp.	5.125%	2/21/30	250	245
	CVS Health Corp.	1.750%	8/21/30	350	285
	CVS Health Corp.	5.250%	1/30/31	100	98
	CVS Health Corp.	1.875%	2/28/31	350	282
	CVS Health Corp.	5.550%	6/1/31	175	174
	CVS Health Corp.	5.250%	2/21/33	250	239
	CVS Health Corp.	5.300%	6/1/33	225	216
	CVS Health Corp.	5.700%	6/1/34	225	221
	CVS Health Corp.	4.875%	7/20/35	125	113
	CVS Health Corp.	4.780%	3/25/38	1,175	1,015
	CVS Health Corp.	6.125%	9/15/39	75	73
	CVS Health Corp.	4.125%	4/1/40	85	66
	CVS Health Corp.	5.300%	12/5/43	75	65
	CVS Health Corp.	6.000%	6/1/44	125	118
	CVS Health Corp.	5.125%	7/20/45	700	588
	CVS Health Corp.	5.050%	3/25/48	1,410	1,162

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	5.625%	2/21/53	220	194
CVS Health Corp.	5.875%	6/1/53	118	108
CVS Health Corp.	6.050%	6/1/54	175	164
CVS Health Corp.	6.000%	6/1/63	135	123
Danaher Corp.	4.375%	9/15/45	75	64
Danaher Corp.	2.600%	10/1/50	500	297
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	76
DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	132
DH Europe Finance II Sarl	2.600%	11/15/29	150	136
DH Europe Finance II Sarl	3.250%	11/15/39	175	136
Dignity Health	4.500%	11/1/42	100	84
Dignity Health	5.267%	11/1/64	50	45
Duke University Health System Inc.	3.920%	6/1/47	100	79
Edwards Lifesciences Corp.	4.300%	6/15/28	100	98
Elevance Health Inc.	4.500%	10/30/26	70	70
Elevance Health Inc.	3.650%	12/1/27	500	486
Elevance Health Inc.	5.150%	6/15/29	115	116
Elevance Health Inc.	4.750%	2/15/30	70	69
Elevance Health Inc.	2.250%	5/15/30	530	460
Elevance Health Inc.	2.550%	3/15/31	650	558
Elevance Health Inc.	4.950%	11/1/31	55	54
Elevance Health Inc.	5.500%	10/15/32	250	252
Elevance Health Inc.	4.750%	2/15/33	200	192
Elevance Health Inc.	5.375%	6/15/34	175	173
Elevance Health Inc.	5.950%	12/15/34	1	1
Elevance Health Inc.	5.200%	2/15/35	265	259
Elevance Health Inc.	5.850%	1/15/36	75	76
Elevance Health Inc.	6.375%	6/15/37	50	53
Elevance Health Inc.	4.625%	5/15/42	175	151
Elevance Health Inc.	4.650%	1/15/43	775	672
Elevance Health Inc.	4.375%	12/1/47	261	209
Elevance Health Inc.	4.550%	3/1/48	155	127
Elevance Health Inc.	3.125%	5/15/50	200	127
Elevance Health Inc.	4.550%	5/15/52	200	161
Elevance Health Inc.	5.125%	2/15/53	200	177
Elevance Health Inc.	5.650%	6/15/54	175	168
Elevance Health Inc.	4.850%	8/15/54	30	25
Elevance Health Inc.	5.700%	2/15/55	240	231
Elevance Health Inc.	5.850%	11/1/64	140	135
Eli Lilly & Co.	4.500%	2/9/27	500	501
Eli Lilly & Co.	4.150%	8/14/27	75	75
Eli Lilly & Co.	4.500%	2/9/29	200	199
Eli Lilly & Co.	3.375%	3/15/29	92	88
Eli Lilly & Co.	4.200%	8/14/29	177	173
Eli Lilly & Co.	4.700%	2/27/33	175	171
Eli Lilly & Co.	4.700%	2/9/34	275	267
Eli Lilly & Co.	4.600%	8/14/34	225	216
Eli Lilly & Co.	2.250%	5/15/50	450	253
Eli Lilly & Co.	4.875%	2/27/53	50	45
Eli Lilly & Co.	5.000%	2/9/54	400	367
Eli Lilly & Co.	5.050%	8/14/54	75	69
Eli Lilly & Co.	2.500%	9/15/60	500	266
Eli Lilly & Co.	4.950%	2/27/63	250	224
Eli Lilly & Co.	5.100%	2/9/64	325	297
Eli Lilly & Co.	5.200%	8/14/64	75	70
GE HealthCare Technologies Inc.	5.650%	11/15/27	200	205
GE HealthCare Technologies Inc.	4.800%	8/14/29	300	297
GE HealthCare Technologies Inc.	5.905%	11/22/32	250	260
GE HealthCare Technologies Inc.	6.377%	11/22/52	150	161
Gilead Sciences Inc.	3.650%	3/1/26	575	568
Gilead Sciences Inc.	2.950%	3/1/27	525	507
Gilead Sciences Inc.	4.800%	11/15/29	125	125
Gilead Sciences Inc.	5.250%	10/15/33	100	100
Gilead Sciences Inc.	5.100%	6/15/35	50	49
Gilead Sciences Inc.	4.600%	9/1/35	575	541
Gilead Sciences Inc.	4.000%	9/1/36	350	308
Gilead Sciences Inc.	5.650%	12/1/41	175	174
Gilead Sciences Inc.	4.800%	4/1/44	400	357
Gilead Sciences Inc.	4.750%	3/1/46	455	401
Gilead Sciences Inc.	2.800%	10/1/50	525	322

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	5.550%	10/15/53	100	98
	Gilead Sciences Inc.	5.500%	11/15/54	225	219
	Gilead Sciences Inc.	5.600%	11/15/64	200	193
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	366
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	87
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	596
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	84
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	24
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	172
	Hackensack Meridian Health Inc.	4.211%	7/1/48	75	61
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	41
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	52
	HCA Inc.	5.875%	2/15/26	300	301
	HCA Inc.	5.250%	6/15/26	325	326
	HCA Inc.	4.500%	2/15/27	125	124
	HCA Inc.	5.200%	6/1/28	177	177
	HCA Inc.	5.625%	9/1/28	275	278
	HCA Inc.	4.125%	6/15/29	330	315
	HCA Inc.	3.500%	9/1/30	500	454
	HCA Inc.	5.450%	4/1/31	325	324
	HCA Inc.	2.375%	7/15/31	150	124
	HCA Inc.	3.625%	3/15/32	250	220
	HCA Inc.	5.500%	6/1/33	221	218
	HCA Inc.	5.600%	4/1/34	225	222
	HCA Inc.	5.450%	9/15/34	225	219
	HCA Inc.	5.125%	6/15/39	200	182
	HCA Inc.	4.375%	3/15/42	250	204
	HCA Inc.	5.500%	6/15/47	325	295
	HCA Inc.	5.250%	6/15/49	350	303
	HCA Inc.	3.500%	7/15/51	200	129
	HCA Inc.	4.625%	3/15/52	300	234
	HCA Inc.	5.900%	6/1/53	177	166
	HCA Inc.	6.000%	4/1/54	288	274
	HCA Inc.	5.950%	9/15/54	312	296
	HCA Inc.	6.100%	4/1/64	150	143
	Humana Inc.	1.350%	2/3/27	200	186
	Humana Inc.	3.950%	3/15/27	150	147
	Humana Inc.	5.750%	12/1/28	100	102
	Humana Inc.	3.700%	3/23/29	100	94
	Humana Inc.	4.875%	4/1/30	135	132
	Humana Inc.	5.375%	4/15/31	200	198
	Humana Inc.	2.150%	2/3/32	200	159
	Humana Inc.	5.950%	3/15/34	200	201
	Humana Inc.	4.625%	12/1/42	110	91
	Humana Inc.	4.950%	10/1/44	270	228
	Humana Inc.	3.950%	8/15/49	40	29
	Humana Inc.	5.500%	3/15/53	200	178
	Humana Inc.	5.750%	4/15/54	125	116
	Illumina Inc.	4.650%	9/9/26	50	50
	Illumina Inc.	2.550%	3/23/31	150	127
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	75	59
	Iowa Health System	3.665%	2/15/50	125	91
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	99
	Johnson & Johnson	2.450%	3/1/26	950	929
	Johnson & Johnson	2.950%	3/3/27	200	194
	Johnson & Johnson	0.950%	9/1/27	300	275
	Johnson & Johnson	2.900%	1/15/28	275	263
	Johnson & Johnson	1.300%	9/1/30	375	314
	Johnson & Johnson	4.950%	5/15/33	150	152
	Johnson & Johnson	4.375%	12/5/33	175	170
	Johnson & Johnson	4.950%	6/1/34	50	50
	Johnson & Johnson	3.550%	3/1/36	175	153
	Johnson & Johnson	3.625%	3/3/37	300	259
	Johnson & Johnson	5.950%	8/15/37	200	215
	Johnson & Johnson	3.400%	1/15/38	150	125
	Johnson & Johnson	2.100%	9/1/40	250	166
	Johnson & Johnson	4.500%	9/1/40	150	140
	Johnson & Johnson	4.850%	5/15/41	75	72
	Johnson & Johnson	4.500%	12/5/43	200	183
	Johnson & Johnson	3.700%	3/1/46	400	315

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	3.750%	3/3/47	250	196
	Johnson & Johnson	2.250%	9/1/50	400	229
	Johnson & Johnson	5.250%	6/1/54	150	147
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	97
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	177
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	217
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	122
	Kaiser Foundation Hospitals	3.266%	11/1/49	175	121
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	162
	Koninklijke Philips NV	6.875%	3/11/38	100	108
	Koninklijke Philips NV	5.000%	3/15/42	150	135
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	191
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	97
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	113
	Laboratory Corp. of America Holdings	4.350%	4/1/30	100	96
	Laboratory Corp. of America Holdings	2.700%	6/1/31	50	43
	Laboratory Corp. of America Holdings	4.550%	4/1/32	150	143
	Laboratory Corp. of America Holdings	4.800%	10/1/34	150	142
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	167
	Mass General Brigham Inc.	3.342%	7/1/60	250	163
	Mayo Clinic	3.774%	11/15/43	75	59
	Mayo Clinic	4.128%	11/15/52	50	40
	Mayo Clinic	3.196%	11/15/61	250	161
	McKesson Corp.	4.900%	7/15/28	24	24
	McKesson Corp.	4.250%	9/15/29	100	98
	McKesson Corp.	5.100%	7/15/33	100	99
	McLaren Health Care Corp.	4.386%	5/15/48	50	42
[2]	MedStar Health Inc.	3.626%	8/15/49	75	54
	Medtronic Inc.	4.375%	3/15/35	511	479
	Medtronic Inc.	4.625%	3/15/45	244	217
	Memorial Health Services	3.447%	11/1/49	100	71
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	65
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	121
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	100	80
	Merck & Co. Inc.	1.700%	6/10/27	400	375
	Merck & Co. Inc.	4.050%	5/17/28	100	98
	Merck & Co. Inc.	1.900%	12/10/28	400	361
	Merck & Co. Inc.	3.400%	3/7/29	375	356
	Merck & Co. Inc.	4.300%	5/17/30	133	130
	Merck & Co. Inc.	1.450%	6/24/30	210	176
	Merck & Co. Inc.	2.150%	12/10/31	450	376
	Merck & Co. Inc.	4.500%	5/17/33	265	255
	Merck & Co. Inc.	6.500%	12/1/33	125	138
	Merck & Co. Inc.	3.900%	3/7/39	200	169
	Merck & Co. Inc.	3.600%	9/15/42	100	78
	Merck & Co. Inc.	4.150%	5/18/43	200	167
	Merck & Co. Inc.	4.900%	5/17/44	133	123
	Merck & Co. Inc.	3.700%	2/10/45	525	405
	Merck & Co. Inc.	4.000%	3/7/49	300	235
	Merck & Co. Inc.	2.750%	12/10/51	300	181
	Merck & Co. Inc.	5.000%	5/17/53	265	241
	Merck & Co. Inc.	2.900%	12/10/61	375	215
	Merck & Co. Inc.	5.150%	5/17/63	177	161
	Methodist Hospital	2.705%	12/1/50	300	184
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	129
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	75	55
	Mount Sinai Hospital	3.391%	7/1/50	300	180
	MultiCare Health System	2.803%	8/15/50	250	146
	Mylan Inc.	5.400%	11/29/43	100	89
	Mylan Inc.	5.200%	4/15/48	175	145
	New York & Presbyterian Hospital	4.024%	8/1/45	130	106
	New York & Presbyterian Hospital	4.063%	8/1/56	75	59
	New York & Presbyterian Hospital	2.606%	8/1/60	100	55
	New York & Presbyterian Hospital	3.954%	8/1/19	125	85
	Northwell Healthcare Inc.	3.979%	11/1/46	100	76
	Northwell Healthcare Inc.	4.260%	11/1/47	200	160
	Northwell Healthcare Inc.	3.809%	11/1/49	100	74
	Novant Health Inc.	2.637%	11/1/36	250	192
	Novartis Capital Corp.	2.000%	2/14/27	525	499
	Novartis Capital Corp.	3.100%	5/17/27	175	170

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	3.800%	9/18/29	150	144
	Novartis Capital Corp.	2.200%	8/14/30	410	359
	Novartis Capital Corp.	4.000%	9/18/31	100	95
	Novartis Capital Corp.	4.200%	9/18/34	150	139
	Novartis Capital Corp.	3.700%	9/21/42	100	81
	Novartis Capital Corp.	4.400%	5/6/44	375	328
	Novartis Capital Corp.	4.000%	11/20/45	225	184
	Novartis Capital Corp.	2.750%	8/14/50	75	47
	Novartis Capital Corp.	4.700%	9/18/54	125	110
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	90
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	94
	NYU Langone Hospitals	3.380%	7/1/55	200	134
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	50	39
[2]	OhioHealth Corp.	3.042%	11/15/50	100	67
	Orlando Health Obligated Group	4.089%	10/1/48	50	40
	PeaceHealth Obligated Group	4.787%	11/15/48	75	64
	PeaceHealth Obligated Group	3.218%	11/15/50	200	127
	Pfizer Inc.	2.750%	6/3/26	225	220
	Pfizer Inc.	3.600%	9/15/28	100	97
	Pfizer Inc.	3.450%	3/15/29	375	357
	Pfizer Inc.	2.625%	4/1/30	300	269
	Pfizer Inc.	1.700%	5/28/30	225	191
	Pfizer Inc.	1.750%	8/18/31	200	165
	Pfizer Inc.	4.100%	9/15/38	150	131
	Pfizer Inc.	3.900%	3/15/39	125	106
	Pfizer Inc.	7.200%	3/15/39	425	496
	Pfizer Inc.	2.550%	5/28/40	200	138
	Pfizer Inc.	4.300%	6/15/43	125	106
	Pfizer Inc.	4.400%	5/15/44	200	173
	Pfizer Inc.	4.125%	12/15/46	250	201
	Pfizer Inc.	4.200%	9/15/48	150	122
	Pfizer Inc.	4.000%	3/15/49	175	137
	Pfizer Inc.	2.700%	5/28/50	450	277
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	531	530
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	701
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	521
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	684	662
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	492
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	994
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	707	648
	Pharmacia LLC	6.600%	12/1/28	175	186
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	48
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	134
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	200
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	55
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	56
	Quest Diagnostics Inc.	3.450%	6/1/26	125	123
	Quest Diagnostics Inc.	4.600%	12/15/27	100	100
	Quest Diagnostics Inc.	4.200%	6/30/29	140	136
	Quest Diagnostics Inc.	4.625%	12/15/29	125	123
	Quest Diagnostics Inc.	2.950%	6/30/30	160	144
	Quest Diagnostics Inc.	2.800%	6/30/31	125	108
	Quest Diagnostics Inc.	5.000%	12/15/34	150	146
	Quest Diagnostics Inc.	5.750%	1/30/40	13	12
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	416
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	50	29
	Revvity Inc.	1.900%	9/15/28	250	224
	Revvity Inc.	3.625%	3/15/51	150	102
	Royalty Pharma plc	5.150%	9/2/29	100	100
	Royalty Pharma plc	2.200%	9/2/30	300	255
	Royalty Pharma plc	3.550%	9/2/50	350	232
	Royalty Pharma plc	3.350%	9/2/51	250	159
	Rush Obligated Group	3.922%	11/15/29	75	72
	Sanofi SA	3.625%	6/19/28	225	218
	Seattle Children's Hospital	2.719%	10/1/50	200	124
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	14	14
	Smith & Nephew plc	5.150%	3/20/27	100	101
	Smith & Nephew plc	2.032%	10/14/30	300	251

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Solventum Corp.	5.450%	2/25/27	100	101
[5]	Solventum Corp.	5.400%	3/1/29	150	150
[5]	Solventum Corp.	5.450%	3/13/31	175	175
[5]	Solventum Corp.	5.600%	3/23/34	290	288
[5]	Solventum Corp.	6.000%	5/15/64	50	49
	SSM Health Care Corp.	3.823%	6/1/27	100	98
	SSM Health Care Corp.	4.894%	6/1/28	200	199
	Stanford Health Care	3.795%	11/15/48	75	58
	Stryker Corp.	3.500%	3/15/26	183	181
	Stryker Corp.	3.650%	3/7/28	50	48
	Stryker Corp.	4.250%	9/11/29	150	146
	Stryker Corp.	4.625%	9/11/34	100	95
	Stryker Corp.	4.100%	4/1/43	75	61
	Stryker Corp.	4.375%	5/15/44	50	42
	Stryker Corp.	4.625%	3/15/46	200	173
	Sutter Health	3.695%	8/15/28	75	72
	Sutter Health	5.164%	8/15/33	75	75
	Sutter Health	4.091%	8/15/48	75	60
	Sutter Health	3.361%	8/15/50	125	88
	Sutter Health	5.547%	8/15/53	75	75
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	605	607
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	200	198
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	350	254
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	685	443
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/54	200	193
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	126
	Texas Health Resources	2.328%	11/15/50	300	170
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	100	101
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	202
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	200	182
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	150	151
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	832
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	200	199
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	176
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	177
	Trinity Health Corp.	4.125%	12/1/45	85	69
	UnitedHealth Group Inc.	3.100%	3/15/26	225	222
	UnitedHealth Group Inc.	4.750%	7/15/26	125	125
	UnitedHealth Group Inc.	3.375%	4/15/27	350	341
	UnitedHealth Group Inc.	3.700%	5/15/27	120	118
	UnitedHealth Group Inc.	2.950%	10/15/27	150	144
	UnitedHealth Group Inc.	5.250%	2/15/28	375	381
	UnitedHealth Group Inc.	3.875%	12/15/28	150	145
	UnitedHealth Group Inc.	4.250%	1/15/29	200	196
	UnitedHealth Group Inc.	2.875%	8/15/29	150	138
	UnitedHealth Group Inc.	4.800%	1/15/30	195	194
	UnitedHealth Group Inc.	2.000%	5/15/30	755	650
	UnitedHealth Group Inc.	4.900%	4/15/31	200	199
	UnitedHealth Group Inc.	2.300%	5/15/31	650	553
	UnitedHealth Group Inc.	4.950%	1/15/32	155	153
	UnitedHealth Group Inc.	4.200%	5/15/32	250	235
	UnitedHealth Group Inc.	5.350%	2/15/33	375	377
	UnitedHealth Group Inc.	4.500%	4/15/33	200	190
	UnitedHealth Group Inc.	5.000%	4/15/34	450	439
	UnitedHealth Group Inc.	5.150%	7/15/34	395	389
	UnitedHealth Group Inc.	4.625%	7/15/35	175	165
	UnitedHealth Group Inc.	6.500%	6/15/37	50	54
	UnitedHealth Group Inc.	6.625%	11/15/37	125	137
	UnitedHealth Group Inc.	6.875%	2/15/38	245	277
	UnitedHealth Group Inc.	3.500%	8/15/39	240	190
	UnitedHealth Group Inc.	2.750%	5/15/40	200	141
	UnitedHealth Group Inc.	5.950%	2/15/41	60	61
	UnitedHealth Group Inc.	3.050%	5/15/41	300	217
	UnitedHealth Group Inc.	4.625%	11/15/41	110	97
	UnitedHealth Group Inc.	4.375%	3/15/42	50	43
	UnitedHealth Group Inc.	3.950%	10/15/42	175	140
	UnitedHealth Group Inc.	4.250%	3/15/43	125	105
	UnitedHealth Group Inc.	5.500%	7/15/44	195	189
	UnitedHealth Group Inc.	4.750%	7/15/45	305	269
	UnitedHealth Group Inc.	4.200%	1/15/47	210	169

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.250%	4/15/47	290	235
	UnitedHealth Group Inc.	4.250%	6/15/48	300	240
	UnitedHealth Group Inc.	4.450%	12/15/48	150	123
	UnitedHealth Group Inc.	3.700%	8/15/49	310	225
	UnitedHealth Group Inc.	3.250%	5/15/51	750	494
	UnitedHealth Group Inc.	4.750%	5/15/52	200	171
	UnitedHealth Group Inc.	5.875%	2/15/53	200	200
	UnitedHealth Group Inc.	5.050%	4/15/53	269	240
	UnitedHealth Group Inc.	5.375%	4/15/54	325	304
	UnitedHealth Group Inc.	5.625%	7/15/54	475	461
	UnitedHealth Group Inc.	3.875%	8/15/59	420	298
	UnitedHealth Group Inc.	3.125%	5/15/60	250	149
	UnitedHealth Group Inc.	6.050%	2/15/63	200	204
	UnitedHealth Group Inc.	5.200%	4/15/63	300	269
	UnitedHealth Group Inc.	5.500%	4/15/64	200	187
	UnitedHealth Group Inc.	5.750%	7/15/64	320	311
	Universal Health Services Inc.	4.625%	10/15/29	100	96
	Universal Health Services Inc.	2.650%	10/15/30	300	258
	Universal Health Services Inc.	5.050%	10/15/34	75	70
	UPMC	5.035%	5/15/33	150	148
	Utah Acquisition Sub Inc.	3.950%	6/15/26	536	528
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	189
	Viatris Inc.	2.300%	6/22/27	175	164
	Viatris Inc.	4.000%	6/22/50	375	255
	WakeMed	3.286%	10/1/52	200	137
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	43
	Wyeth LLC	6.500%	2/1/34	150	163
	Wyeth LLC	6.000%	2/15/36	85	90
	Wyeth LLC	5.950%	4/1/37	385	402
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	246
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	350	299
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	22	22
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	50
	Zoetis Inc.	3.000%	9/12/27	150	144
	Zoetis Inc.	3.900%	8/20/28	100	97
	Zoetis Inc.	2.000%	5/15/30	150	129
	Zoetis Inc.	5.600%	11/16/32	250	257
	Zoetis Inc.	4.700%	2/1/43	175	155
	Zoetis Inc.	3.950%	9/12/47	150	116
	Zoetis Inc.	4.450%	8/20/48	75	62
					133,384
Industrials (1.9%)
	3M Co.	2.250%	9/19/26	150	144
	3M Co.	2.875%	10/15/27	125	120
	3M Co.	3.375%	3/1/29	150	141
	3M Co.	2.375%	8/26/29	360	323
	3M Co.	3.125%	9/19/46	75	51
	3M Co.	3.625%	10/15/47	100	73
	3M Co.	4.000%	9/14/48	150	118
	3M Co.	3.250%	8/26/49	320	217
	3M Co.	3.700%	4/15/50	125	92
	AGCO Corp.	5.450%	3/21/27	70	71
	AGCO Corp.	5.800%	3/21/34	125	126
	Allegion plc	3.500%	10/1/29	75	70
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	169
	Allegion US Holding Co. Inc.	5.600%	5/29/34	130	131
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	317	274
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	33	32
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	93	89
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	94	87
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	32	30
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	38	34
	Amphenol Corp.	5.050%	4/5/27	50	50
	Amphenol Corp.	4.350%	6/1/29	100	98
	Amphenol Corp.	2.800%	2/15/30	275	249
	Amphenol Corp.	2.200%	9/15/31	100	84
	Amphenol Corp.	5.250%	4/5/34	200	201
	Amphenol Corp.	5.000%	1/15/35	150	146
	Amphenol Corp.	5.375%	11/15/54	50	48

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Automatic Data Processing Inc.	1.700%	5/15/28	200	183
Automatic Data Processing Inc.	1.250%	9/1/30	400	332
Automatic Data Processing Inc.	4.450%	9/9/34	150	143
Block Financial LLC	3.875%	8/15/30	200	185
BNSF Funding Trust I	6.613%	12/15/55	65	65
Boeing Co.	2.196%	2/4/26	1,200	1,163
Boeing Co.	3.100%	5/1/26	100	97
Boeing Co.	2.250%	6/15/26	50	48
Boeing Co.	2.700%	2/1/27	195	186
Boeing Co.	2.800%	3/1/27	50	48
Boeing Co.	5.040%	5/1/27	360	361
Boeing Co.	6.259%	5/1/27	200	205
Boeing Co.	3.250%	3/1/28	100	94
Boeing Co.	3.450%	11/1/28	250	234
Boeing Co.	3.200%	3/1/29	200	184
Boeing Co.	6.298%	5/1/29	605	627
Boeing Co.	2.950%	2/1/30	190	169
Boeing Co.	5.150%	5/1/30	907	895
Boeing Co.	6.388%	5/1/31	200	209
Boeing Co.	6.125%	2/15/33	75	77
Boeing Co.	3.600%	5/1/34	150	126
Boeing Co.	6.528%	5/1/34	450	471
Boeing Co.	3.250%	2/1/35	190	151
Boeing Co.	6.625%	2/15/38	50	52
Boeing Co.	3.550%	3/1/38	50	38
Boeing Co.	3.500%	3/1/39	75	56
Boeing Co.	6.875%	3/15/39	100	105
Boeing Co.	5.875%	2/15/40	75	72
Boeing Co.	5.705%	5/1/40	640	609
Boeing Co.	3.375%	6/15/46	75	48
Boeing Co.	3.650%	3/1/47	55	37
Boeing Co.	3.625%	3/1/48	75	50
Boeing Co.	3.850%	11/1/48	60	41
Boeing Co.	3.900%	5/1/49	100	69
Boeing Co.	3.750%	2/1/50	250	170
Boeing Co.	5.805%	5/1/50	980	909
Boeing Co.	6.858%	5/1/54	450	478
Boeing Co.	3.950%	8/1/59	75	50
Boeing Co.	5.930%	5/1/60	550	506
Boeing Co.	7.008%	5/1/64	275	292
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	219
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	134
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	118
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	245
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	217
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	173
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	152
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	119
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	91
Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	217
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	103
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	66
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	117
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	101
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	298
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	161
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	289
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	131
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	124
Burlington Northern Santa Fe LLC	4.450%	1/15/53	175	146
Burlington Northern Santa Fe LLC	5.200%	4/15/54	325	306
Burlington Northern Santa Fe LLC	5.500%	3/15/55	425	417
Canadian National Railway Co.	6.250%	8/1/34	75	81
Canadian National Railway Co.	6.200%	6/1/36	75	80
Canadian National Railway Co.	6.375%	11/15/37	100	109
Canadian National Railway Co.	3.200%	8/2/46	100	70
Canadian National Railway Co.	2.450%	5/1/50	105	61
Canadian Pacific Railway Co.	2.875%	11/15/29	100	91
Canadian Pacific Railway Co.	2.050%	3/5/30	200	174
Canadian Pacific Railway Co.	7.125%	10/15/31	100	111

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Pacific Railway Co.	2.450%	12/2/31	350	299
	Canadian Pacific Railway Co.	5.950%	5/15/37	80	83
	Canadian Pacific Railway Co.	3.000%	12/2/41	178	129
	Canadian Pacific Railway Co.	4.300%	5/15/43	75	63
	Canadian Pacific Railway Co.	4.950%	8/15/45	125	113
	Canadian Pacific Railway Co.	4.700%	5/1/48	175	152
	Canadian Pacific Railway Co.	3.500%	5/1/50	100	71
	Canadian Pacific Railway Co.	3.100%	12/2/51	500	325
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	120
	Carrier Global Corp.	2.493%	2/15/27	250	239
	Carrier Global Corp.	2.722%	2/15/30	355	317
	Carrier Global Corp.	2.700%	2/15/31	85	74
	Carrier Global Corp.	5.900%	3/15/34	145	150
	Carrier Global Corp.	3.377%	4/5/40	300	231
	Carrier Global Corp.	3.577%	4/5/50	126	90
	Carrier Global Corp.	6.200%	3/15/54	159	168
	Caterpillar Financial Services Corp.	0.900%	3/2/26	300	288
	Caterpillar Financial Services Corp.	4.350%	5/15/26	200	200
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	97
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	189
	Caterpillar Financial Services Corp.	4.450%	10/16/26	200	200
	Caterpillar Financial Services Corp.	1.700%	1/8/27	200	189
	Caterpillar Financial Services Corp.	3.600%	8/12/27	300	293
	Caterpillar Financial Services Corp.	4.400%	10/15/27	175	174
	Caterpillar Financial Services Corp.	4.600%	11/15/27	150	150
	Caterpillar Financial Services Corp.	4.700%	11/15/29	150	149
	Caterpillar Inc.	2.600%	9/19/29	200	182
	Caterpillar Inc.	2.600%	4/9/30	120	108
	Caterpillar Inc.	6.050%	8/15/36	100	108
	Caterpillar Inc.	3.803%	8/15/42	243	197
	Caterpillar Inc.	3.250%	9/19/49	200	139
	Caterpillar Inc.	3.250%	4/9/50	200	138
	Caterpillar Inc.	4.750%	5/15/64	100	86
	Cintas Corp. No. 2	3.700%	4/1/27	175	171
	Cintas Corp. No. 2	4.000%	5/1/32	150	140
	CNH Industrial Capital LLC	1.450%	7/15/26	200	190
	CNH Industrial Capital LLC	4.500%	10/8/27	100	99
	CNH Industrial Capital LLC	5.100%	4/20/29	265	265
	CNH Industrial NV	3.850%	11/15/27	100	98
	CSX Corp.	3.250%	6/1/27	150	145
	CSX Corp.	3.800%	3/1/28	350	340
	CSX Corp.	4.250%	3/15/29	200	196
	CSX Corp.	2.400%	2/15/30	172	152
	CSX Corp.	4.100%	11/15/32	187	175
	CSX Corp.	5.200%	11/15/33	100	100
	CSX Corp.	6.220%	4/30/40	152	162
	CSX Corp.	5.500%	4/15/41	225	223
	CSX Corp.	4.750%	5/30/42	210	189
	CSX Corp.	4.100%	3/15/44	150	123
	CSX Corp.	3.800%	11/1/46	140	107
	CSX Corp.	4.300%	3/1/48	250	206
	CSX Corp.	4.750%	11/15/48	70	62
	CSX Corp.	4.500%	3/15/49	125	106
	CSX Corp.	3.350%	9/15/49	265	184
	CSX Corp.	4.500%	11/15/52	162	136
	CSX Corp.	4.500%	8/1/54	25	21
	CSX Corp.	4.250%	11/1/66	150	113
	CSX Corp.	4.650%	3/1/68	75	61
	Cummins Inc.	4.900%	2/20/29	100	101
	Cummins Inc.	5.150%	2/20/34	200	200
	Cummins Inc.	2.600%	9/1/50	200	119
	Cummins Inc.	5.450%	2/20/54	200	194
	Deere & Co.	5.375%	10/16/29	125	129
	Deere & Co.	7.125%	3/3/31	100	113
	Deere & Co.	3.900%	6/9/42	250	208
	Deere & Co.	2.875%	9/7/49	200	131
	Deere & Co.	3.750%	4/15/50	175	134
[2]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	110	101
	Dover Corp.	2.950%	11/4/29	75	68
	Eaton Corp.	3.103%	9/15/27	128	123

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eaton Corp.	4.150%	3/15/33	236	222
	Eaton Corp.	4.150%	11/2/42	150	126
	Eaton Corp.	4.700%	8/23/52	228	200
	Emerson Electric Co.	0.875%	10/15/26	475	446
	Emerson Electric Co.	2.000%	12/21/28	200	180
	Emerson Electric Co.	1.950%	10/15/30	100	86
	Emerson Electric Co.	2.200%	12/21/31	200	168
	Emerson Electric Co.	2.750%	10/15/50	150	93
	Emerson Electric Co.	2.800%	12/21/51	200	123
	FedEx Corp.	3.250%	4/1/26	100	98
	FedEx Corp.	4.250%	5/15/30	100	97
	FedEx Corp.	3.900%	2/1/35	200	177
	FedEx Corp.	4.100%	4/15/43	75	59
	FedEx Corp.	4.100%	2/1/45	125	98
	FedEx Corp.	4.750%	11/15/45	250	214
	FedEx Corp.	4.550%	4/1/46	225	187
	FedEx Corp.	4.400%	1/15/47	125	101
	FedEx Corp.	4.050%	2/15/48	200	153
	FedEx Corp.	4.950%	10/17/48	150	131
	FedEx Corp.	5.250%	5/15/50	250	228
[2]	FedEx Corp. Pass Through Trust Class AA Series 2020-1	1.875%	8/20/35	393	327
	Fortive Corp.	3.150%	6/15/26	150	147
	Fortive Corp.	4.300%	6/15/46	100	81
	General Dynamics Corp.	3.500%	4/1/27	100	98
	General Dynamics Corp.	2.625%	11/15/27	200	190
	General Dynamics Corp.	3.750%	5/15/28	200	194
	General Dynamics Corp.	3.625%	4/1/30	200	189
	General Dynamics Corp.	4.250%	4/1/40	150	131
	General Dynamics Corp.	3.600%	11/15/42	100	78
	General Electric Co.	6.750%	3/15/32	240	263
	General Electric Co.	5.875%	1/14/38	560	577
	GXO Logistics Inc.	2.650%	7/15/31	250	210
	GXO Logistics Inc.	6.500%	5/6/34	90	92
	HEICO Corp.	5.350%	8/1/33	140	140
	Hexcel Corp.	4.200%	2/15/27	72	70
	Honeywell International Inc.	2.500%	11/1/26	50	48
	Honeywell International Inc.	1.100%	3/1/27	250	233
	Honeywell International Inc.	4.650%	7/30/27	105	105
	Honeywell International Inc.	4.950%	2/15/28	90	91
	Honeywell International Inc.	4.250%	1/15/29	200	197
	Honeywell International Inc.	2.700%	8/15/29	100	92
	Honeywell International Inc.	4.700%	2/1/30	165	164
	Honeywell International Inc.	1.950%	6/1/30	1,000	862
	Honeywell International Inc.	1.750%	9/1/31	250	205
	Honeywell International Inc.	4.750%	2/1/32	200	197
	Honeywell International Inc.	5.000%	2/15/33	197	196
	Honeywell International Inc.	4.500%	1/15/34	200	191
	Honeywell International Inc.	5.000%	3/1/35	210	206
	Honeywell International Inc.	5.700%	3/15/37	200	205
	Honeywell International Inc.	5.375%	3/1/41	150	148
	Honeywell International Inc.	5.250%	3/1/54	315	295
	Honeywell International Inc.	5.350%	3/1/64	200	187
	Howmet Aerospace Inc.	3.000%	1/15/29	275	255
	Howmet Aerospace Inc.	4.850%	10/15/31	100	98
	Howmet Aerospace Inc.	5.950%	2/1/37	100	103
	Hubbell Inc.	3.350%	3/1/26	75	74
	Hubbell Inc.	3.150%	8/15/27	50	48
	Hubbell Inc.	3.500%	2/15/28	175	168
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	96
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	180
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	200	200
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	189
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	110	110
	IDEX Corp.	4.950%	9/1/29	85	85
	IDEX Corp.	3.000%	5/1/30	75	68
	Illinois Tool Works Inc.	2.650%	11/15/26	300	291
	Illinois Tool Works Inc.	4.875%	9/15/41	75	70
	Illinois Tool Works Inc.	3.900%	9/1/42	250	204
	Ingersoll Rand Inc.	5.197%	6/15/27	200	202
	Ingersoll Rand Inc.	5.400%	8/14/28	100	102

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ingersoll Rand Inc.	5.176%	6/15/29	200	202
	Ingersoll Rand Inc.	5.700%	8/14/33	200	204
	Ingersoll Rand Inc.	5.450%	6/15/34	200	201
	Ingersoll Rand Inc.	5.700%	6/15/54	60	59
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	198
[2]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/34	111	104
[2]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	115	100
	John Deere Capital Corp.	4.800%	1/9/26	200	201
	John Deere Capital Corp.	0.700%	1/15/26	300	288
	John Deere Capital Corp.	4.950%	3/6/26	450	452
	John Deere Capital Corp.	2.650%	6/10/26	100	97
	John Deere Capital Corp.	1.050%	6/17/26	200	190
	John Deere Capital Corp.	5.150%	9/8/26	200	203
	John Deere Capital Corp.	2.250%	9/14/26	125	120
	John Deere Capital Corp.	4.850%	3/5/27	450	453
	John Deere Capital Corp.	2.350%	3/8/27	200	191
	John Deere Capital Corp.	4.900%	6/11/27	171	172
	John Deere Capital Corp.	2.800%	9/8/27	150	144
	John Deere Capital Corp.	4.150%	9/15/27	200	198
	John Deere Capital Corp.	3.050%	1/6/28	100	96
	John Deere Capital Corp.	4.750%	1/20/28	200	201
	John Deere Capital Corp.	4.950%	7/14/28	200	202
	John Deere Capital Corp.	3.450%	3/7/29	50	48
	John Deere Capital Corp.	4.850%	6/11/29	119	119
	John Deere Capital Corp.	2.800%	7/18/29	150	138
	John Deere Capital Corp.	2.450%	1/9/30	325	292
	John Deere Capital Corp.	4.900%	3/7/31	450	449
	John Deere Capital Corp.	4.400%	9/8/31	750	726
	John Deere Capital Corp.	5.150%	9/8/33	300	301
	John Deere Capital Corp.	5.100%	4/11/34	175	175
	John Deere Capital Corp.	5.050%	6/12/34	200	199
	Johnson Controls International plc	3.900%	2/14/26	37	37
	Johnson Controls International plc	6.000%	1/15/36	39	41
	Johnson Controls International plc	4.625%	7/2/44	175	150
	Johnson Controls International plc	4.500%	2/15/47	100	83
	Johnson Controls International plc	4.950%	7/2/64	72	61
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/29	125	127
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	122	119
	Kennametal Inc.	4.625%	6/15/28	120	118
	Keysight Technologies Inc.	4.600%	4/6/27	125	124
	Keysight Technologies Inc.	3.000%	10/30/29	200	182
	Keysight Technologies Inc.	4.950%	10/15/34	50	48
	Kirby Corp.	4.200%	3/1/28	300	290
	L3Harris Technologies Inc.	3.850%	12/15/26	50	49
	L3Harris Technologies Inc.	5.400%	1/15/27	200	202
	L3Harris Technologies Inc.	4.400%	6/15/28	175	172
	L3Harris Technologies Inc.	5.050%	6/1/29	130	130
	L3Harris Technologies Inc.	5.250%	6/1/31	130	130
	L3Harris Technologies Inc.	5.400%	7/31/33	260	259
	L3Harris Technologies Inc.	5.350%	6/1/34	130	130
	L3Harris Technologies Inc.	4.854%	4/27/35	100	95
	L3Harris Technologies Inc.	5.054%	4/27/45	100	91
	L3Harris Technologies Inc.	5.600%	7/31/53	175	169
	L3Harris Technologies Inc.	5.500%	8/15/54	100	96
	Lennox International Inc.	1.700%	8/1/27	50	46
	Lockheed Martin Corp.	3.550%	1/15/26	190	188
	Lockheed Martin Corp.	5.100%	11/15/27	250	254
	Lockheed Martin Corp.	4.450%	5/15/28	100	99
	Lockheed Martin Corp.	4.700%	12/15/31	150	148
	Lockheed Martin Corp.	3.900%	6/15/32	100	93
	Lockheed Martin Corp.	5.250%	1/15/33	250	253
	Lockheed Martin Corp.	3.600%	3/1/35	150	132
	Lockheed Martin Corp.	4.500%	5/15/36	100	94
	Lockheed Martin Corp.	6.150%	9/1/36	300	324
	Lockheed Martin Corp.	4.070%	12/15/42	270	225
	Lockheed Martin Corp.	3.800%	3/1/45	150	118
	Lockheed Martin Corp.	4.700%	5/15/46	275	245
	Lockheed Martin Corp.	4.090%	9/15/52	331	262
	Lockheed Martin Corp.	4.150%	6/15/53	250	199
	Lockheed Martin Corp.	5.700%	11/15/54	250	254

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lockheed Martin Corp.	5.200%	2/15/55	215	203
Lockheed Martin Corp.	4.300%	6/15/62	125	99
Lockheed Martin Corp.	5.900%	11/15/63	134	139
MasTec Inc.	5.900%	6/15/29	100	102
Nordson Corp.	5.600%	9/15/28	60	61
Nordson Corp.	4.500%	12/15/29	200	195
Nordson Corp.	5.800%	9/15/33	79	81
Norfolk Southern Corp.	2.900%	6/15/26	310	303
Norfolk Southern Corp.	7.800%	5/15/27	60	64
Norfolk Southern Corp.	3.150%	6/1/27	125	121
Norfolk Southern Corp.	3.800%	8/1/28	113	109
Norfolk Southern Corp.	2.550%	11/1/29	200	180
Norfolk Southern Corp.	5.050%	8/1/30	550	555
Norfolk Southern Corp.	3.000%	3/15/32	200	174
Norfolk Southern Corp.	4.837%	10/1/41	113	103
Norfolk Southern Corp.	3.950%	10/1/42	100	80
Norfolk Southern Corp.	4.450%	6/15/45	75	63
Norfolk Southern Corp.	4.650%	1/15/46	75	65
Norfolk Southern Corp.	3.942%	11/1/47	135	104
Norfolk Southern Corp.	4.150%	2/28/48	125	100
Norfolk Southern Corp.	4.100%	5/15/49	73	57
Norfolk Southern Corp.	3.400%	11/1/49	75	52
Norfolk Southern Corp.	3.050%	5/15/50	350	226
Norfolk Southern Corp.	2.900%	8/25/51	105	65
Norfolk Southern Corp.	4.050%	8/15/52	239	183
Norfolk Southern Corp.	4.550%	6/1/53	135	113
Norfolk Southern Corp.	5.350%	8/1/54	200	190
Norfolk Southern Corp.	3.155%	5/15/55	438	276
Norfolk Southern Corp.	5.950%	3/15/64	110	113
Norfolk Southern Corp.	5.100%	8/1/18	60	51
Norfolk Southern Corp.	4.100%	5/15/21	100	69
Northrop Grumman Corp.	3.200%	2/1/27	150	146
Northrop Grumman Corp.	3.250%	1/15/28	100	96
Northrop Grumman Corp.	4.600%	2/1/29	100	99
Northrop Grumman Corp.	4.400%	5/1/30	290	282
Northrop Grumman Corp.	4.700%	3/15/33	100	97
Northrop Grumman Corp.	4.900%	6/1/34	150	146
Northrop Grumman Corp.	5.150%	5/1/40	90	86
Northrop Grumman Corp.	5.050%	11/15/40	150	141
Northrop Grumman Corp.	4.750%	6/1/43	275	246
Northrop Grumman Corp.	4.030%	10/15/47	380	299
Northrop Grumman Corp.	5.250%	5/1/50	135	126
Northrop Grumman Corp.	4.950%	3/15/53	100	89
Northrop Grumman Corp.	5.200%	6/1/54	200	186
nVent Finance Sarl	5.650%	5/15/33	100	100
Nvent Finance Sarl	4.550%	4/15/28	100	99
Oshkosh Corp.	4.600%	5/15/28	185	183
Oshkosh Corp.	3.100%	3/1/30	60	55
Otis Worldwide Corp.	2.293%	4/5/27	200	190
Otis Worldwide Corp.	5.250%	8/16/28	150	152
Otis Worldwide Corp.	2.565%	2/15/30	300	267
Otis Worldwide Corp.	5.125%	11/19/31	50	50
Otis Worldwide Corp.	3.112%	2/15/40	125	93
Otis Worldwide Corp.	3.362%	2/15/50	150	103
PACCAR Financial Corp.	4.500%	11/25/26	250	250
PACCAR Financial Corp.	5.000%	5/13/27	400	404
PACCAR Financial Corp.	4.450%	8/6/27	300	300
PACCAR Financial Corp.	4.000%	9/26/29	250	242
Parker-Hannifin Corp.	3.250%	3/1/27	125	121
Parker-Hannifin Corp.	4.250%	9/15/27	215	213
Parker-Hannifin Corp.	3.250%	6/14/29	75	70
Parker-Hannifin Corp.	6.250%	5/15/38	150	160
Parker-Hannifin Corp.	4.450%	11/21/44	200	171
Parker-Hannifin Corp.	4.000%	6/14/49	215	168
Precision Castparts Corp.	4.375%	6/15/45	200	170
Quanta Services Inc.	4.750%	8/9/27	400	399
Quanta Services Inc.	2.900%	10/1/30	400	357
Quanta Services Inc.	5.250%	8/9/34	200	196
Regal Rexnord Corp.	6.050%	2/15/26	100	101
Regal Rexnord Corp.	6.050%	4/15/28	250	254

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Regal Rexnord Corp.	6.300%	2/15/30	200	206
Regal Rexnord Corp.	6.400%	4/15/33	225	232
RELX Capital Inc.	4.000%	3/18/29	100	97
RELX Capital Inc.	3.000%	5/22/30	150	136
RELX Capital Inc.	4.750%	5/20/32	100	97
Republic Services Inc.	5.000%	11/15/29	125	126
Republic Services Inc.	1.750%	2/15/32	135	108
Republic Services Inc.	2.375%	3/15/33	125	101
Republic Services Inc.	5.000%	12/15/33	115	113
Republic Services Inc.	5.000%	4/1/34	145	141
Republic Services Inc.	6.200%	3/1/40	75	80
Republic Services Inc.	5.700%	5/15/41	100	100
Republic Services Inc.	3.050%	3/1/50	70	47
Rockwell Automation Inc.	3.500%	3/1/29	100	95
Rockwell Automation Inc.	2.800%	8/15/61	200	112
RTX Corp.	5.750%	11/8/26	225	229
RTX Corp.	3.500%	3/15/27	300	292
RTX Corp.	3.125%	5/4/27	225	217
RTX Corp.	7.200%	8/15/27	25	27
RTX Corp.	4.125%	11/16/28	537	523
RTX Corp.	2.250%	7/1/30	300	261
RTX Corp.	1.900%	9/1/31	200	163
RTX Corp.	2.375%	3/15/32	200	166
RTX Corp.	5.150%	2/27/33	200	198
RTX Corp.	6.100%	3/15/34	197	207
RTX Corp.	5.400%	5/1/35	150	150
RTX Corp.	6.050%	6/1/36	100	104
RTX Corp.	6.125%	7/15/38	50	52
RTX Corp.	4.450%	11/16/38	175	156
RTX Corp.	4.700%	12/15/41	50	44
RTX Corp.	4.500%	6/1/42	675	584
RTX Corp.	4.800%	12/15/43	65	58
RTX Corp.	4.150%	5/15/45	200	161
RTX Corp.	3.750%	11/1/46	200	151
RTX Corp.	4.350%	4/15/47	250	205
RTX Corp.	4.050%	5/4/47	107	84
RTX Corp.	4.625%	11/16/48	350	297
RTX Corp.	3.125%	7/1/50	179	117
RTX Corp.	2.820%	9/1/51	200	121
RTX Corp.	3.030%	3/15/52	200	126
RTX Corp.	5.375%	2/27/53	200	189
RTX Corp.	6.400%	3/15/54	314	341
Ryder System Inc.	2.900%	12/1/26	100	96
Ryder System Inc.	5.300%	3/15/27	100	101
Ryder System Inc.	5.650%	3/1/28	100	102
Ryder System Inc.	5.250%	6/1/28	200	202
Ryder System Inc.	5.375%	3/15/29	300	303
Ryder System Inc.	4.900%	12/1/29	50	50
Ryder System Inc.	6.600%	12/1/33	300	324
Snap-on Inc.	3.250%	3/1/27	50	49
Snap-on Inc.	4.100%	3/1/48	75	60
Snap-on Inc.	3.100%	5/1/50	75	50
Southwest Airlines Co.	3.000%	11/15/26	100	97
Southwest Airlines Co.	5.125%	6/15/27	245	246
Southwest Airlines Co.	3.450%	11/16/27	50	48
Southwest Airlines Co.	2.625%	2/10/30	100	88
Stanley Black & Decker Inc.	3.400%	3/1/26	100	98
Stanley Black & Decker Inc.	5.200%	9/1/40	75	71
Stanley Black & Decker Inc.	4.850%	11/15/48	90	77
Stanley Black & Decker Inc.	2.750%	11/15/50	135	77
Textron Inc.	4.000%	3/15/26	200	198
Textron Inc.	3.650%	3/15/27	250	243
Textron Inc.	3.900%	9/17/29	225	214
Textron Inc.	6.100%	11/15/33	50	52
Thomson Reuters Corp.	5.500%	8/15/35	75	75
Thomson Reuters Corp.	5.850%	4/15/40	100	101
Timken Co.	4.500%	12/15/28	25	25
Trane Technologies Financing Ltd.	3.500%	3/21/26	75	74
Trane Technologies Financing Ltd.	3.800%	3/21/29	225	216
Trane Technologies Financing Ltd.	5.250%	3/3/33	200	201

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Financing Ltd.	4.500%	3/21/49	75	64
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	125	126
	Trimble Inc.	4.900%	6/15/28	50	50
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	104	88
	Tyco Electronics Group SA	3.125%	8/15/27	200	192
	Tyco Electronics Group SA	2.500%	2/4/32	200	170
	Tyco Electronics Group SA	7.125%	10/1/37	125	142
	Union Pacific Corp.	2.750%	3/1/26	75	73
	Union Pacific Corp.	2.150%	2/5/27	513	489
	Union Pacific Corp.	2.400%	2/5/30	200	178
	Union Pacific Corp.	2.800%	2/14/32	100	87
	Union Pacific Corp.	3.375%	2/1/35	100	87
	Union Pacific Corp.	2.891%	4/6/36	500	403
	Union Pacific Corp.	3.600%	9/15/37	90	75
	Union Pacific Corp.	3.250%	2/5/50	200	136
	Union Pacific Corp.	2.950%	3/10/52	250	158
	Union Pacific Corp.	4.950%	9/9/52	110	101
	Union Pacific Corp.	3.500%	2/14/53	600	422
	Union Pacific Corp.	3.950%	8/15/59	100	73
	Union Pacific Corp.	3.839%	3/20/60	386	276
	Union Pacific Corp.	2.973%	9/16/62	325	187
	Union Pacific Corp.	3.799%	4/6/71	260	176
[2]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/33	78	69
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	314	321
[2]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	220	224
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	126	120
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	48	45
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	136	130
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/38	400	397
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	160	160
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.000%	10/11/27	48	48
	United Parcel Service Inc.	2.400%	11/15/26	399	385
	United Parcel Service Inc.	3.400%	3/15/29	100	95
	United Parcel Service Inc.	2.500%	9/1/29	100	91
	United Parcel Service Inc.	4.875%	3/3/33	200	198
	United Parcel Service Inc.	5.150%	5/22/34	200	199
	United Parcel Service Inc.	6.200%	1/15/38	173	185
	United Parcel Service Inc.	5.200%	4/1/40	255	248
	United Parcel Service Inc.	4.875%	11/15/40	75	70
	United Parcel Service Inc.	3.625%	10/1/42	100	78
	United Parcel Service Inc.	4.250%	3/15/49	125	102
	United Parcel Service Inc.	3.400%	9/1/49	200	141
	United Parcel Service Inc.	5.300%	4/1/50	300	287
	United Parcel Service Inc.	5.050%	3/3/53	100	91
	United Parcel Service Inc.	5.500%	5/22/54	200	195
	United Parcel Service Inc.	5.600%	5/22/64	105	102
	Valmont Industries Inc.	5.000%	10/1/44	150	135
	Valmont Industries Inc.	5.250%	10/1/54	75	69
	Veralto Corp.	5.500%	9/18/26	125	126
	Veralto Corp.	5.350%	9/18/28	125	127
	Veralto Corp.	5.450%	9/18/33	125	125
	Vontier Corp.	1.800%	4/1/26	90	86
	Vontier Corp.	2.400%	4/1/28	85	77
	Vontier Corp.	2.950%	4/1/31	105	90
	Waste Connections Inc.	4.250%	12/1/28	51	50
	Waste Connections Inc.	3.500%	5/1/29	200	189
	Waste Connections Inc.	2.600%	2/1/30	139	124
	Waste Connections Inc.	3.200%	6/1/32	300	263
	Waste Connections Inc.	4.200%	1/15/33	132	123
	Waste Connections Inc.	3.050%	4/1/50	75	48
	Waste Connections Inc.	2.950%	1/15/52	200	124
	Waste Management Inc.	4.950%	7/3/27	200	202
	Waste Management Inc.	3.150%	11/15/27	125	120
	Waste Management Inc.	4.500%	3/15/28	200	199
	Waste Management Inc.	4.875%	2/15/29	200	201
	Waste Management Inc.	4.650%	3/15/30	400	395
	Waste Management Inc.	1.500%	3/15/31	200	163
	Waste Management Inc.	4.950%	7/3/31	175	175
	Waste Management Inc.	4.800%	3/15/32	350	344
	Waste Management Inc.	4.625%	2/15/33	88	85

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	4.875%	2/15/34	200	196
	Waste Management Inc.	4.950%	3/15/35	200	194
	Waste Management Inc.	2.950%	6/1/41	200	145
	Waste Management Inc.	2.500%	11/15/50	200	116
	Waste Management Inc.	5.350%	10/15/54	115	110
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	175	173
	WW Grainger Inc.	4.600%	6/15/45	160	143
	WW Grainger Inc.	3.750%	5/15/46	75	58
	WW Grainger Inc.	4.200%	5/15/47	75	62
	Xylem Inc.	3.250%	11/1/26	100	97
	Xylem Inc.	1.950%	1/30/28	100	92
	Xylem Inc.	2.250%	1/30/31	100	85
	Xylem Inc.	4.375%	11/1/46	100	82
					88,101
Materials (0.8%)
	Air Products & Chemicals Inc.	4.600%	2/8/29	225	224
	Air Products & Chemicals Inc.	2.050%	5/15/30	200	174
	Air Products & Chemicals Inc.	4.850%	2/8/34	265	259
	Air Products & Chemicals Inc.	2.700%	5/15/40	200	142
	Air Products & Chemicals Inc.	2.800%	5/15/50	200	125
	Albemarle Corp.	5.450%	12/1/44	75	67
	Albemarle Corp.	5.650%	6/1/52	100	86
	Amcor Finance USA Inc.	5.625%	5/26/33	123	124
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	109
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	172
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	184
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	181
	ArcelorMittal SA	4.550%	3/11/26	100	99
	ArcelorMittal SA	6.550%	11/29/27	200	208
	ArcelorMittal SA	4.250%	7/16/29	100	97
	ArcelorMittal SA	6.800%	11/29/32	180	192
	ArcelorMittal SA	7.000%	10/15/39	100	106
	ArcelorMittal SA	6.750%	3/1/41	135	139
	ArcelorMittal SA	6.350%	6/17/54	85	84
	Avery Dennison Corp.	4.875%	12/6/28	75	75
	Avery Dennison Corp.	5.750%	3/15/33	190	195
	Barrick Gold Corp.	6.450%	10/15/35	75	80
	Barrick North America Finance LLC	5.700%	5/30/41	350	343
	Barrick North America Finance LLC	5.750%	5/1/43	150	148
	Berry Global Inc.	1.570%	1/15/26	400	386
	Berry Global Inc.	5.500%	4/15/28	540	545
[5]	Berry Global Inc.	5.800%	6/15/31	200	204
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	200	200
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	200
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	200	202
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	440	411
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	140	137
	Cabot Corp.	4.000%	7/1/29	55	53
	Carlisle Cos. Inc.	3.750%	12/1/27	125	122
	Carlisle Cos. Inc.	2.750%	3/1/30	150	134
	Carlisle Cos. Inc.	2.200%	3/1/32	100	82
	Celanese US Holdings LLC	6.165%	7/15/27	400	406
	Celanese US Holdings LLC	6.600%	11/15/28	175	179
	Celanese US Holdings LLC	6.330%	7/15/29	200	204
	Celanese US Holdings LLC	6.800%	11/15/30	150	155
	Celanese US Holdings LLC	6.379%	7/15/32	200	203
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	178
	CF Industries Inc.	5.150%	3/15/34	200	194
	CF Industries Inc.	4.950%	6/1/43	150	132
	CF Industries Inc.	5.375%	3/15/44	100	93
	CRH America Finance Inc.	5.400%	5/21/34	200	200
	CRH SMW Finance DAC	5.200%	5/21/29	200	201
	Dow Chemical Co.	4.800%	11/30/28	225	224
	Dow Chemical Co.	2.100%	11/15/30	400	339
	Dow Chemical Co.	5.150%	2/15/34	175	171
	Dow Chemical Co.	4.250%	10/1/34	106	96
	Dow Chemical Co.	9.400%	5/15/39	203	268
	Dow Chemical Co.	5.250%	11/15/41	100	92
	Dow Chemical Co.	4.625%	10/1/44	200	168

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dow Chemical Co.	5.550%	11/30/48	100	93
Dow Chemical Co.	6.900%	5/15/53	150	165
Dow Chemical Co.	5.600%	2/15/54	360	340
DuPont de Nemours Inc.	4.725%	11/15/28	425	423
DuPont de Nemours Inc.	5.319%	11/15/38	182	182
DuPont de Nemours Inc.	5.419%	11/15/48	375	372
Eastman Chemical Co.	5.625%	2/20/34	100	100
Eastman Chemical Co.	4.800%	9/1/42	225	196
Eastman Chemical Co.	4.650%	10/15/44	150	127
Ecolab Inc.	2.700%	11/1/26	200	194
Ecolab Inc.	1.650%	2/1/27	100	94
Ecolab Inc.	3.250%	12/1/27	100	96
Ecolab Inc.	5.250%	1/15/28	200	204
Ecolab Inc.	1.300%	1/30/31	500	405
Ecolab Inc.	2.125%	2/1/32	100	83
Ecolab Inc.	2.700%	12/15/51	255	154
EIDP Inc.	4.500%	5/15/26	100	100
EIDP Inc.	2.300%	7/15/30	100	87
EIDP Inc.	4.800%	5/15/33	100	97
FMC Corp.	5.150%	5/18/26	100	100
FMC Corp.	3.200%	10/1/26	50	49
FMC Corp.	3.450%	10/1/29	100	92
FMC Corp.	5.650%	5/18/33	100	99
FMC Corp.	4.500%	10/1/49	100	76
FMC Corp.	6.375%	5/18/53	70	69
Freeport-McMoRan Inc.	5.000%	9/1/27	200	200
Freeport-McMoRan Inc.	4.125%	3/1/28	100	97
Freeport-McMoRan Inc.	4.375%	8/1/28	100	97
Freeport-McMoRan Inc.	5.250%	9/1/29	100	100
Freeport-McMoRan Inc.	4.250%	3/1/30	100	95
Freeport-McMoRan Inc.	4.625%	8/1/30	200	194
Freeport-McMoRan Inc.	5.400%	11/14/34	100	99
Freeport-McMoRan Inc.	5.450%	3/15/43	300	280
Georgia-Pacific LLC	8.875%	5/15/31	125	151
Huntsman International LLC	4.500%	5/1/29	90	86
Huntsman International LLC	2.950%	6/15/31	100	83
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	49
International Flavors & Fragrances Inc.	5.000%	9/26/48	225	193
International Paper Co.	5.000%	9/15/35	100	98
International Paper Co.	6.000%	11/15/41	100	102
International Paper Co.	4.800%	6/15/44	300	264
International Paper Co.	4.400%	8/15/47	200	163
Kinross Gold Corp.	4.500%	7/15/27	25	25
Kinross Gold Corp.	6.250%	7/15/33	100	104
Linde Inc.	1.100%	8/10/30	300	248
Linde Inc.	3.550%	11/7/42	50	39
LYB International Finance BV	5.250%	7/15/43	200	181
LYB International Finance III LLC	5.625%	5/15/33	52	52
LYB International Finance III LLC	5.500%	3/1/34	100	98
LYB International Finance III LLC	3.375%	10/1/40	200	146
LYB International Finance III LLC	4.200%	10/15/49	135	102
LYB International Finance III LLC	4.200%	5/1/50	50	37
LYB International Finance III LLC	3.625%	4/1/51	280	188
LyondellBasell Industries NV	4.625%	2/26/55	380	299
Martin Marietta Materials Inc.	3.450%	6/1/27	50	48
Martin Marietta Materials Inc.	3.500%	12/15/27	100	97
Martin Marietta Materials Inc.	2.500%	3/15/30	100	88
Martin Marietta Materials Inc.	2.400%	7/15/31	150	128
Martin Marietta Materials Inc.	5.150%	12/1/34	50	49
Martin Marietta Materials Inc.	4.250%	12/15/47	175	141
Martin Marietta Materials Inc.	3.200%	7/15/51	220	142
Martin Marietta Materials Inc.	5.500%	12/1/54	50	47
Mosaic Co.	4.050%	11/15/27	200	196
Mosaic Co.	5.450%	11/15/33	100	99
Mosaic Co.	4.875%	11/15/41	50	44
Mosaic Co.	5.625%	11/15/43	100	94
Newmont Corp.	2.800%	10/1/29	150	137
Newmont Corp.	2.250%	10/1/30	200	172
Newmont Corp.	2.600%	7/15/32	100	85
Newmont Corp.	5.875%	4/1/35	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newmont Corp.	6.250%	10/1/39	225	236
	Newmont Corp.	4.875%	3/15/42	255	232
	Newmont Corp.	5.450%	6/9/44	150	144
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	175	176
	Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/50	100	81
	Nucor Corp.	3.950%	5/1/28	100	97
	Nucor Corp.	2.700%	6/1/30	100	89
	Nucor Corp.	3.125%	4/1/32	100	88
	Nucor Corp.	6.400%	12/1/37	100	107
	Nucor Corp.	2.979%	12/15/55	300	178
	Nutrien Ltd.	4.000%	12/15/26	50	49
	Nutrien Ltd.	5.200%	6/21/27	175	177
	Nutrien Ltd.	4.900%	3/27/28	200	200
	Nutrien Ltd.	5.400%	6/21/34	200	199
	Nutrien Ltd.	4.125%	3/15/35	250	221
	Nutrien Ltd.	5.625%	12/1/40	275	267
	Nutrien Ltd.	6.125%	1/15/41	70	71
	Nutrien Ltd.	4.900%	6/1/43	50	44
	Nutrien Ltd.	5.250%	1/15/45	191	175
	Nutrien Ltd.	5.000%	4/1/49	100	88
	Nutrien Ltd.	3.950%	5/13/50	315	235
	Nutrien Ltd.	5.800%	3/27/53	135	133
	Owens Corning	3.400%	8/15/26	200	196
	Owens Corning	3.950%	8/15/29	100	95
	Owens Corning	3.875%	6/1/30	50	47
	Owens Corning	5.700%	6/15/34	200	203
	Owens Corning	4.300%	7/15/47	200	159
	Owens Corning	5.950%	6/15/54	200	198
	Packaging Corp. of America	3.400%	12/15/27	100	96
	Packaging Corp. of America	3.000%	12/15/29	140	128
	Packaging Corp. of America	4.050%	12/15/49	90	69
	Packaging Corp. of America	3.050%	10/1/51	100	64
	PPG Industries Inc.	2.550%	6/15/30	300	265
	Reliance Inc.	2.150%	8/15/30	100	85
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	237
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	80
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	213
	Rio Tinto Finance USA plc	5.000%	3/9/33	200	200
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	136
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	208
	Rio Tinto Finance USA plc	5.125%	3/9/53	300	277
	Rohm & Haas Co.	7.850%	7/15/29	125	138
	RPM International Inc.	3.750%	3/15/27	50	49
	RPM International Inc.	4.250%	1/15/48	200	166
	Sherwin-Williams Co.	3.950%	1/15/26	200	199
	Sherwin-Williams Co.	3.450%	6/1/27	100	97
	Sherwin-Williams Co.	4.550%	3/1/28	100	99
	Sherwin-Williams Co.	2.300%	5/15/30	100	87
	Sherwin-Williams Co.	4.000%	12/15/42	100	79
	Sherwin-Williams Co.	4.550%	8/1/45	90	76
	Sherwin-Williams Co.	4.500%	6/1/47	300	252
	Sherwin-Williams Co.	3.300%	5/15/50	100	66
[5]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	201
[5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	200
[5]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	200	199
[5]	Smurfit Westrock Financing DAC	5.418%	1/15/35	420	418
	Sonoco Products Co.	4.450%	9/1/26	50	50
	Sonoco Products Co.	2.250%	2/1/27	500	473
	Sonoco Products Co.	4.600%	9/1/29	125	122
	Sonoco Products Co.	3.125%	5/1/30	105	94
	Sonoco Products Co.	5.000%	9/1/34	100	95
	Sonoco Products Co.	5.750%	11/1/40	80	78
	Southern Copper Corp.	7.500%	7/27/35	100	113
	Southern Copper Corp.	6.750%	4/16/40	275	294
	Southern Copper Corp.	5.250%	11/8/42	300	271
	Southern Copper Corp.	5.875%	4/23/45	200	195
	Steel Dynamics Inc.	3.450%	4/15/30	125	116
	Steel Dynamics Inc.	3.250%	1/15/31	100	90
	Steel Dynamics Inc.	5.375%	8/15/34	60	60
	Steel Dynamics Inc.	3.250%	10/15/50	100	66

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Suzano Austria GmbH	6.000%	1/15/29	400	401
Suzano Austria GmbH	5.000%	1/15/30	200	191
Suzano Austria GmbH	3.750%	1/15/31	200	177
Suzano Austria GmbH	3.125%	1/15/32	125	103
Vale Overseas Ltd.	3.750%	7/8/30	100	91
Vale Overseas Ltd.	6.125%	6/12/33	200	202
Vale Overseas Ltd.	8.250%	1/17/34	50	58
Vale Overseas Ltd.	6.875%	11/21/36	194	206
Vale Overseas Ltd.	6.875%	11/10/39	325	343
Vale Overseas Ltd.	6.400%	6/28/54	173	169
Vale SA	5.625%	9/11/42	75	72
Vulcan Materials Co.	4.950%	12/1/29	50	50
Vulcan Materials Co.	3.500%	6/1/30	150	139
Vulcan Materials Co.	5.350%	12/1/34	150	150
Vulcan Materials Co.	4.500%	6/15/47	125	104
Vulcan Materials Co.	5.700%	12/1/54	200	194
Westlake Corp.	3.600%	8/15/26	100	98
Westlake Corp.	3.375%	6/15/30	100	92
Westlake Corp.	5.000%	8/15/46	200	174
Westlake Corp.	3.125%	8/15/51	100	62
Westlake Corp.	3.375%	8/15/61	100	60
WestRock MWV LLC	7.950%	2/15/31	250	281
WRKCo Inc.	3.375%	9/15/27	250	241
WRKCo Inc.	4.900%	3/15/29	200	199
WRKCo Inc.	3.000%	6/15/33	100	84
Yamana Gold Inc.	2.630%	8/15/31	100	84
				34,040
Real Estate (1.0%)
Agree LP	5.625%	6/15/34	143	143
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	179
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	134
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	385
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	93
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	306
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	136
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	100	95
American Assets Trust LP	6.150%	10/1/34	100	99
American Homes 4 Rent LP	2.375%	7/15/31	200	167
American Homes 4 Rent LP	5.500%	2/1/34	100	100
American Homes 4 Rent LP	5.500%	7/15/34	100	99
American Homes 4 Rent LP	5.250%	3/15/35	100	97
American Homes 4 Rent LP	3.375%	7/15/51	200	132
American Tower Corp.	1.600%	4/15/26	200	192
American Tower Corp.	1.450%	9/15/26	200	189
American Tower Corp.	3.375%	10/15/26	200	195
American Tower Corp.	2.750%	1/15/27	500	480
American Tower Corp.	3.125%	1/15/27	125	121
American Tower Corp.	3.650%	3/15/27	200	195
American Tower Corp.	1.500%	1/31/28	500	451
American Tower Corp.	3.950%	3/15/29	140	134
American Tower Corp.	3.800%	8/15/29	475	450
American Tower Corp.	2.900%	1/15/30	145	131
American Tower Corp.	5.000%	1/31/30	75	75
American Tower Corp.	2.100%	6/15/30	150	128
American Tower Corp.	2.700%	4/15/31	200	173
American Tower Corp.	2.300%	9/15/31	200	166
American Tower Corp.	4.050%	3/15/32	200	185
American Tower Corp.	5.400%	1/31/35	200	198
American Tower Corp.	3.700%	10/15/49	200	144
American Tower Corp.	3.100%	6/15/50	250	160
American Tower Corp.	2.950%	1/15/51	200	124
Americold Realty Operating Partnership LP	5.409%	9/12/34	60	57
AvalonBay Communities Inc.	2.950%	5/11/26	150	147
AvalonBay Communities Inc.	2.900%	10/15/26	50	49
AvalonBay Communities Inc.	3.200%	1/15/28	75	72
AvalonBay Communities Inc.	2.050%	1/15/32	300	248
AvalonBay Communities Inc.	5.000%	2/15/33	50	49
AvalonBay Communities Inc.	5.350%	6/1/34	100	100
AvalonBay Communities Inc.	3.900%	10/15/46	60	47

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AvalonBay Communities Inc.	4.350%	4/15/48	60	49
Boston Properties LP	3.650%	2/1/26	100	99
Boston Properties LP	2.750%	10/1/26	50	48
Boston Properties LP	3.400%	6/21/29	400	367
Boston Properties LP	2.900%	3/15/30	400	354
Boston Properties LP	2.450%	10/1/33	400	308
Boston Properties LP	6.500%	1/15/34	50	52
Brixmor Operating Partnership LP	4.125%	6/15/26	200	198
Brixmor Operating Partnership LP	3.900%	3/15/27	75	73
Brixmor Operating Partnership LP	4.125%	5/15/29	533	511
Brixmor Operating Partnership LP	4.050%	7/1/30	250	236
Camden Property Trust	3.150%	7/1/29	50	46
Camden Property Trust	2.800%	5/15/30	265	238
Camden Property Trust	3.350%	11/1/49	120	82
CBRE Services Inc.	4.875%	3/1/26	125	125
CBRE Services Inc.	5.500%	4/1/29	75	76
CBRE Services Inc.	2.500%	4/1/31	200	170
CBRE Services Inc.	5.950%	8/15/34	200	207
COPT Defense Properties LP	2.000%	1/15/29	102	90
Corporate Office Properties LP	2.900%	12/1/33	200	161
Cousins Properties LP	5.375%	2/15/32	100	98
Cousins Properties LP	5.875%	10/1/34	100	100
Crown Castle Inc.	4.450%	2/15/26	250	249
Crown Castle Inc.	3.700%	6/15/26	175	172
Crown Castle Inc.	2.900%	3/15/27	200	192
Crown Castle Inc.	3.650%	9/1/27	325	315
Crown Castle Inc.	3.800%	2/15/28	425	409
Crown Castle Inc.	4.800%	9/1/28	200	198
Crown Castle Inc.	3.100%	11/15/29	100	91
Crown Castle Inc.	3.300%	7/1/30	115	105
Crown Castle Inc.	2.250%	1/15/31	200	168
Crown Castle Inc.	2.500%	7/15/31	200	168
Crown Castle Inc.	5.200%	9/1/34	350	341
Crown Castle Inc.	2.900%	4/1/41	500	348
Crown Castle Inc.	4.750%	5/15/47	95	80
Crown Castle Inc.	5.200%	2/15/49	75	67
Crown Castle Inc.	4.150%	7/1/50	100	77
CubeSmart LP	3.125%	9/1/26	100	97
CubeSmart LP	2.250%	12/15/28	200	180
CubeSmart LP	4.375%	2/15/29	50	49
CubeSmart LP	2.000%	2/15/31	75	62
CubeSmart LP	2.500%	2/15/32	200	167
Digital Realty Trust LP	4.450%	7/15/28	370	363
Digital Realty Trust LP	3.600%	7/1/29	175	165
DOC DR LLC	4.300%	3/15/27	100	99
DOC DR LLC	3.950%	1/15/28	100	97
DOC DR LLC	2.625%	11/1/31	500	423
EPR Properties	4.500%	6/1/27	141	139
EPR Properties	3.600%	11/15/31	175	153
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	250	251
Equinix Inc.	1.450%	5/15/26	200	191
Equinix Inc.	2.900%	11/18/26	100	97
Equinix Inc.	1.800%	7/15/27	100	93
Equinix Inc.	1.550%	3/15/28	500	450
Equinix Inc.	3.200%	11/18/29	450	414
Equinix Inc.	2.150%	7/15/30	250	215
Equinix Inc.	2.500%	5/15/31	200	171
Equinix Inc.	3.000%	7/15/50	100	63
ERP Operating LP	2.850%	11/1/26	50	48
ERP Operating LP	3.500%	3/1/28	100	96
ERP Operating LP	4.150%	12/1/28	70	68
ERP Operating LP	3.000%	7/1/29	75	69
ERP Operating LP	2.500%	2/15/30	150	133
ERP Operating LP	4.650%	9/15/34	200	190
ERP Operating LP	4.500%	7/1/44	150	129
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	77
Essex Portfolio LP	3.375%	4/15/26	345	339
Essex Portfolio LP	3.625%	5/1/27	100	98
Essex Portfolio LP	4.000%	3/1/29	100	96

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Essex Portfolio LP	3.000%	1/15/30	110	100
Essex Portfolio LP	2.650%	3/15/32	105	89
Essex Portfolio LP	5.500%	4/1/34	100	100
Essex Portfolio LP	4.500%	3/15/48	120	99
Extra Space Storage LP	3.500%	7/1/26	125	123
Extra Space Storage LP	3.875%	12/15/27	150	147
Extra Space Storage LP	5.700%	4/1/28	200	204
Extra Space Storage LP	4.000%	6/15/29	25	24
Extra Space Storage LP	5.500%	7/1/30	400	407
Extra Space Storage LP	5.900%	1/15/31	100	103
Extra Space Storage LP	2.400%	10/15/31	200	166
Extra Space Storage LP	2.350%	3/15/32	100	82
Extra Space Storage LP	5.400%	2/1/34	100	99
Extra Space Storage LP	5.350%	1/15/35	100	99
Federal Realty OP LP	3.250%	7/15/27	50	48
Federal Realty OP LP	3.200%	6/15/29	100	92
Federal Realty OP LP	4.500%	12/1/44	150	125
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	175
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	25
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	273
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	163
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	183
GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/34	200	196
GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/54	100	99
Healthcare Realty Holdings LP	3.500%	8/1/26	130	127
Healthcare Realty Holdings LP	2.000%	3/15/31	250	204
Healthpeak OP LLC	3.250%	7/15/26	25	24
Healthpeak OP LLC	3.500%	7/15/29	180	169
Healthpeak OP LLC	3.000%	1/15/30	200	181
Healthpeak OP LLC	5.250%	12/15/32	100	99
Healthpeak OP LLC	6.750%	2/1/41	100	109
Highwoods Realty LP	2.600%	2/1/31	250	208
Highwoods Realty LP	7.650%	2/1/34	225	250
Host Hotels & Resorts LP	3.500%	9/15/30	100	91
Host Hotels & Resorts LP	2.900%	12/15/31	275	234
Host Hotels & Resorts LP	5.700%	7/1/34	100	100
Host Hotels & Resorts LP	5.500%	4/15/35	120	117
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	180
Invitation Homes Operating Partnership LP	5.450%	8/15/30	32	32
Invitation Homes Operating Partnership LP	5.500%	8/15/33	80	80
Invitation Homes Operating Partnership LP	2.700%	1/15/34	150	120
Jones Lang LaSalle Inc.	6.875%	12/1/28	100	106
Kilroy Realty LP	4.750%	12/15/28	50	49
Kilroy Realty LP	4.250%	8/15/29	104	98
Kilroy Realty LP	3.050%	2/15/30	200	175
Kilroy Realty LP	2.650%	11/15/33	175	134
Kimco Realty OP LLC	2.800%	10/1/26	125	121
Kimco Realty OP LLC	3.800%	4/1/27	75	73
Kimco Realty OP LLC	1.900%	3/1/28	500	457
Kimco Realty OP LLC	2.700%	10/1/30	100	89
Kimco Realty OP LLC	3.200%	4/1/32	200	176
Kimco Realty OP LLC	4.600%	2/1/33	200	190
Kimco Realty OP LLC	6.400%	3/1/34	100	106
Kimco Realty OP LLC	4.850%	3/1/35	100	95
Kimco Realty OP LLC	4.125%	12/1/46	50	39
Kimco Realty OP LLC	4.450%	9/1/47	50	41
Kite Realty Group LP	4.000%	10/1/26	200	197
Kite Realty Group LP	4.950%	12/15/31	50	49
Kite Realty Group LP	5.500%	3/1/34	100	99
LXP Industrial Trust	2.375%	10/1/31	200	162
Mid-America Apartments LP	3.600%	6/1/27	250	244
Mid-America Apartments LP	3.950%	3/15/29	100	96
Mid-America Apartments LP	2.750%	3/15/30	150	134
Mid-America Apartments LP	1.700%	2/15/31	150	123
Mid-America Apartments LP	5.300%	2/15/32	50	50
Mid-America Apartments LP	4.950%	3/1/35	100	96
NNN REIT Inc.	3.500%	10/15/27	350	338
NNN REIT Inc.	4.300%	10/15/28	25	24
NNN REIT Inc.	2.500%	4/15/30	75	66
NNN REIT Inc.	5.600%	10/15/33	150	151

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NNN REIT Inc.	4.800%	10/15/48	50	42
NNN REIT Inc.	3.100%	4/15/50	50	32
NNN REIT Inc.	3.000%	4/15/52	175	106
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	231
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	222
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	209
Piedmont Operating Partnership LP	9.250%	7/20/28	100	110
Prologis LP	3.250%	6/30/26	175	172
Prologis LP	2.125%	4/15/27	105	99
Prologis LP	3.375%	12/15/27	160	155
Prologis LP	3.875%	9/15/28	100	97
Prologis LP	2.250%	4/15/30	155	136
Prologis LP	1.750%	7/1/30	200	169
Prologis LP	1.250%	10/15/30	350	287
Prologis LP	2.250%	1/15/32	100	83
Prologis LP	4.750%	6/15/33	100	97
Prologis LP	5.125%	1/15/34	127	125
Prologis LP	5.000%	3/15/34	272	265
Prologis LP	5.000%	1/31/35	125	122
Prologis LP	4.375%	9/15/48	75	62
Prologis LP	3.000%	4/15/50	140	90
Prologis LP	2.125%	10/15/50	100	52
Prologis LP	5.250%	6/15/53	200	187
Prologis LP	5.250%	3/15/54	100	93
Public Storage Operating Co.	1.500%	11/9/26	225	213
Public Storage Operating Co.	3.094%	9/15/27	100	96
Public Storage Operating Co.	1.950%	11/9/28	225	202
Public Storage Operating Co.	5.125%	1/15/29	100	101
Public Storage Operating Co.	3.385%	5/1/29	100	94
Public Storage Operating Co.	2.250%	11/9/31	225	188
Public Storage Operating Co.	5.350%	8/1/53	120	114
Realty Income Corp.	4.125%	10/15/26	125	124
Realty Income Corp.	3.000%	1/15/27	150	145
Realty Income Corp.	3.200%	1/15/27	80	78
Realty Income Corp.	3.950%	8/15/27	450	443
Realty Income Corp.	3.650%	1/15/28	190	184
Realty Income Corp.	2.100%	3/15/28	300	276
Realty Income Corp.	4.750%	2/15/29	100	99
Realty Income Corp.	4.000%	7/15/29	60	58
Realty Income Corp.	3.100%	12/15/29	150	138
Realty Income Corp.	3.400%	1/15/30	80	74
Realty Income Corp.	2.850%	12/15/32	50	42
Realty Income Corp.	1.800%	3/15/33	500	383
Realty Income Corp.	5.125%	2/15/34	250	245
Realty Income Corp.	4.650%	3/15/47	175	151
Realty Income Corp.	5.375%	9/1/54	50	47
Regency Centers LP	3.600%	2/1/27	25	24
Regency Centers LP	4.125%	3/15/28	75	73
Regency Centers LP	2.950%	9/15/29	100	92
Regency Centers LP	5.250%	1/15/34	100	99
Regency Centers LP	5.100%	1/15/35	100	98
Regency Centers LP	4.400%	2/1/47	200	165
Regency Centers LP	4.650%	3/15/49	75	63
Rexford Industrial Realty LP	2.150%	9/1/31	200	163
Sabra Health Care LP	5.125%	8/15/26	25	25
Sabra Health Care LP	3.900%	10/15/29	150	140
Sabra Health Care LP	3.200%	12/1/31	150	129
Safehold GL Holdings LLC	2.850%	1/15/32	200	168
Safehold GL Holdings LLC	5.650%	1/15/35	70	68
Simon Property Group LP	3.300%	1/15/26	195	192
Simon Property Group LP	1.375%	1/15/27	500	469
Simon Property Group LP	1.750%	2/1/28	250	229
Simon Property Group LP	2.650%	7/15/30	200	178
Simon Property Group LP	2.200%	2/1/31	250	213
Simon Property Group LP	2.250%	1/15/32	500	415
Simon Property Group LP	2.650%	2/1/32	100	85
Simon Property Group LP	6.250%	1/15/34	85	90
Simon Property Group LP	4.750%	9/26/34	175	166
Simon Property Group LP	4.250%	11/30/46	100	82
Simon Property Group LP	3.250%	9/13/49	300	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Simon Property Group LP	3.800%	7/15/50	200	147
Simon Property Group LP	5.850%	3/8/53	89	90
Simon Property Group LP	6.650%	1/15/54	85	94
Store Capital LLC	4.500%	3/15/28	75	73
Store Capital LLC	4.625%	3/15/29	100	96
Sun Communities Operating LP	2.300%	11/1/28	200	180
Sun Communities Operating LP	5.500%	1/15/29	100	101
Sun Communities Operating LP	4.200%	4/15/32	200	182
Tanger Properties LP	3.125%	9/1/26	175	170
Tanger Properties LP	3.875%	7/15/27	50	49
UDR Inc.	2.950%	9/1/26	150	145
UDR Inc.	3.500%	7/1/27	150	145
UDR Inc.	3.500%	1/15/28	250	239
UDR Inc.	3.200%	1/15/30	60	55
UDR Inc.	3.000%	8/15/31	65	57
UDR Inc.	1.900%	3/15/33	200	154
UDR Inc.	3.100%	11/1/34	65	53
Ventas Realty LP	4.125%	1/15/26	75	74
Ventas Realty LP	3.250%	10/15/26	75	73
Ventas Realty LP	3.850%	4/1/27	50	49
Ventas Realty LP	4.000%	3/1/28	125	122
Ventas Realty LP	3.000%	1/15/30	100	90
Ventas Realty LP	4.750%	11/15/30	200	195
Ventas Realty LP	5.625%	7/1/34	52	52
Ventas Realty LP	5.000%	1/15/35	200	191
Ventas Realty LP	4.875%	4/15/49	80	69
VICI Properties LP	4.750%	2/15/28	200	198
VICI Properties LP	4.950%	2/15/30	200	196
VICI Properties LP	5.125%	11/15/31	250	244
VICI Properties LP	5.125%	5/15/32	200	194
VICI Properties LP	5.750%	4/1/34	100	101
VICI Properties LP	5.625%	5/15/52	225	208
Welltower OP LLC	4.250%	4/1/26	150	149
Welltower OP LLC	4.250%	4/15/28	125	122
Welltower OP LLC	4.125%	3/15/29	250	242
Welltower OP LLC	2.750%	1/15/31	250	218
Welltower OP LLC	2.750%	1/15/32	300	255
Welltower OP LLC	6.500%	3/15/41	25	27
Welltower OP LLC	4.950%	9/1/48	75	67
Weyerhaeuser Co.	4.750%	5/15/26	51	51
Weyerhaeuser Co.	4.000%	11/15/29	150	143
Weyerhaeuser Co.	4.000%	4/15/30	200	189
Weyerhaeuser Co.	7.375%	3/15/32	29	32
Weyerhaeuser Co.	3.375%	3/9/33	200	174
WP Carey Inc.	4.250%	10/1/26	75	74
WP Carey Inc.	2.250%	4/1/33	200	158
				44,472
Technology (1.9%)
Accenture Capital Inc.	3.900%	10/4/27	175	172
Accenture Capital Inc.	4.050%	10/4/29	150	146
Accenture Capital Inc.	4.250%	10/4/31	200	192
Accenture Capital Inc.	4.500%	10/4/34	150	143
Adobe Inc.	2.150%	2/1/27	180	172
Adobe Inc.	2.300%	2/1/30	225	200
Adobe Inc.	4.950%	4/4/34	200	198
Amdocs Ltd.	2.538%	6/15/30	200	174
Analog Devices Inc.	3.500%	12/5/26	200	196
Analog Devices Inc.	3.450%	6/15/27	100	97
Analog Devices Inc.	1.700%	10/1/28	200	179
Analog Devices Inc.	2.800%	10/1/41	200	141
Analog Devices Inc.	2.950%	10/1/51	400	254
Apple Inc.	0.700%	2/8/26	500	480
Apple Inc.	3.250%	2/23/26	705	696
Apple Inc.	2.450%	8/4/26	450	437
Apple Inc.	3.350%	2/9/27	300	294
Apple Inc.	3.200%	5/11/27	775	753
Apple Inc.	2.900%	9/12/27	555	534
Apple Inc.	1.200%	2/8/28	500	452
Apple Inc.	4.000%	5/10/28	200	197

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	1.400%	8/5/28	350	314
	Apple Inc.	2.200%	9/11/29	430	387
	Apple Inc.	4.150%	5/10/30	88	87
	Apple Inc.	1.250%	8/20/30	500	417
	Apple Inc.	1.650%	2/8/31	500	420
	Apple Inc.	1.700%	8/5/31	200	167
	Apple Inc.	3.350%	8/8/32	200	183
	Apple Inc.	4.500%	2/23/36	225	219
	Apple Inc.	2.375%	2/8/41	500	344
	Apple Inc.	3.850%	5/4/43	450	372
	Apple Inc.	4.450%	5/6/44	200	182
	Apple Inc.	3.450%	2/9/45	825	631
	Apple Inc.	4.375%	5/13/45	400	352
	Apple Inc.	4.650%	2/23/46	910	830
	Apple Inc.	3.850%	8/4/46	375	301
	Apple Inc.	3.750%	11/13/47	450	353
	Apple Inc.	2.650%	5/11/50	515	319
	Apple Inc.	2.400%	8/20/50	75	44
	Apple Inc.	2.650%	2/8/51	794	489
	Apple Inc.	2.700%	8/5/51	75	47
	Apple Inc.	4.850%	5/10/53	82	77
	Apple Inc.	2.550%	8/20/60	300	175
	Apple Inc.	2.800%	2/8/61	600	355
	Apple Inc.	2.850%	8/5/61	275	165
	Applied Materials Inc.	3.300%	4/1/27	225	219
	Applied Materials Inc.	1.750%	6/1/30	200	171
	Applied Materials Inc.	5.100%	10/1/35	100	100
	Applied Materials Inc.	5.850%	6/15/41	125	129
	Applied Materials Inc.	4.350%	4/1/47	175	148
	Applied Materials Inc.	2.750%	6/1/50	200	125
	Arrow Electronics Inc.	3.875%	1/12/28	100	96
	Arrow Electronics Inc.	5.875%	4/10/34	200	201
	Atlassian Corp.	5.500%	5/15/34	200	201
	Autodesk Inc.	3.500%	6/15/27	75	73
	Autodesk Inc.	2.850%	1/15/30	75	68
	Autodesk Inc.	2.400%	12/15/31	200	168
	Avnet Inc.	4.625%	4/15/26	100	99
	Avnet Inc.	6.250%	3/15/28	100	103
	Booz Allen Hamilton Inc.	5.950%	8/4/33	150	153
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	713
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	144
	Broadcom Inc.	5.050%	7/12/27	167	169
[5]	Broadcom Inc.	1.950%	2/15/28	157	144
	Broadcom Inc.	4.150%	2/15/28	100	98
	Broadcom Inc.	4.110%	9/15/28	428	418
[5]	Broadcom Inc.	4.000%	4/15/29	200	192
	Broadcom Inc.	4.750%	4/15/29	150	149
	Broadcom Inc.	5.050%	7/12/29	170	171
	Broadcom Inc.	4.350%	2/15/30	200	194
	Broadcom Inc.	5.000%	4/15/30	200	200
	Broadcom Inc.	4.150%	11/15/30	600	575
[5]	Broadcom Inc.	2.450%	2/15/31	750	647
	Broadcom Inc.	5.150%	11/15/31	83	84
	Broadcom Inc.	4.550%	2/15/32	500	483
	Broadcom Inc.	4.300%	11/15/32	400	377
[5]	Broadcom Inc.	2.600%	2/15/33	50	41
[5]	Broadcom Inc.	3.419%	4/15/33	652	571
[5]	Broadcom Inc.	3.469%	4/15/34	436	378
[5]	Broadcom Inc.	3.187%	11/15/36	50	40
[5]	Broadcom Inc.	4.926%	5/15/37	550	523
[5]	Broadcom Inc.	3.500%	2/15/41	670	523
[5]	Broadcom Inc.	3.750%	2/15/51	500	371
	Cadence Design Systems Inc.	4.200%	9/10/27	100	99
	Cadence Design Systems Inc.	4.300%	9/10/29	250	245
	Cadence Design Systems Inc.	4.700%	9/10/34	600	575
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	97
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	92
	CDW LLC / CDW Finance Corp.	5.100%	3/1/30	110	108
	CDW LLC / CDW Finance Corp.	3.569%	12/1/31	130	116
	CDW LLC / CDW Finance Corp.	5.550%	8/22/34	110	109

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CGI Inc.	1.450%	9/14/26	300	284
CGI Inc.	2.300%	9/14/31	100	83
Cisco Systems Inc.	4.900%	2/26/26	400	403
Cisco Systems Inc.	2.950%	2/28/26	100	98
Cisco Systems Inc.	2.500%	9/20/26	225	218
Cisco Systems Inc.	4.800%	2/26/27	350	352
Cisco Systems Inc.	4.850%	2/26/29	1,550	1,559
Cisco Systems Inc.	4.950%	2/26/31	642	644
Cisco Systems Inc.	5.050%	2/26/34	713	710
Cisco Systems Inc.	5.900%	2/15/39	400	421
Cisco Systems Inc.	5.300%	2/26/54	300	291
Cisco Systems Inc.	5.350%	2/26/64	200	192
Concentrix Corp.	6.600%	8/2/28	250	256
Corning Inc.	5.750%	8/15/40	195	195
Corning Inc.	3.900%	11/15/49	100	75
Corning Inc.	4.375%	11/15/57	300	230
Corning Inc.	5.450%	11/15/79	200	181
Dell Inc.	7.100%	4/15/28	30	32
Dell Inc.	6.500%	4/15/38	100	105
Dell International LLC / EMC Corp.	6.020%	6/15/26	695	705
Dell International LLC / EMC Corp.	4.900%	10/1/26	250	251
Dell International LLC / EMC Corp.	6.100%	7/15/27	100	103
Dell International LLC / EMC Corp.	5.250%	2/1/28	200	202
Dell International LLC / EMC Corp.	5.300%	10/1/29	30	30
Dell International LLC / EMC Corp.	4.350%	2/1/30	100	97
Dell International LLC / EMC Corp.	6.200%	7/15/30	62	65
Dell International LLC / EMC Corp.	5.750%	2/1/33	50	51
Dell International LLC / EMC Corp.	4.850%	2/1/35	498	473
Dell International LLC / EMC Corp.	8.100%	7/15/36	173	205
Dell International LLC / EMC Corp.	3.375%	12/15/41	200	147
Dell International LLC / EMC Corp.	8.350%	7/15/46	105	133
Dell International LLC / EMC Corp.	3.450%	12/15/51	300	203
DXC Technology Co.	1.800%	9/15/26	200	189
DXC Technology Co.	2.375%	9/15/28	200	180
Flex Ltd.	4.875%	6/15/29	150	147
Flex Ltd.	5.250%	1/15/32	200	197
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/29	50	51
Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	144
Hewlett Packard Enterprise Co.	4.450%	9/25/26	200	199
Hewlett Packard Enterprise Co.	4.400%	9/25/27	100	99
Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	202
Hewlett Packard Enterprise Co.	4.550%	10/15/29	275	268
Hewlett Packard Enterprise Co.	4.850%	10/15/31	150	146
Hewlett Packard Enterprise Co.	5.000%	10/15/34	700	673
Hewlett Packard Enterprise Co.	6.350%	10/15/45	157	163
Hewlett Packard Enterprise Co.	5.600%	10/15/54	750	706
HP Inc.	1.450%	6/17/26	200	191
HP Inc.	3.000%	6/17/27	350	335
HP Inc.	4.750%	1/15/28	200	200
HP Inc.	4.000%	4/15/29	100	96
HP Inc.	3.400%	6/17/30	500	458
HP Inc.	2.650%	6/17/31	200	171
HP Inc.	6.000%	9/15/41	200	202
IBM International Capital Pte. Ltd.	5.300%	2/5/54	250	230
Intel Corp.	2.600%	5/19/26	210	204
Intel Corp.	3.750%	8/5/27	200	194
Intel Corp.	4.875%	2/10/28	310	308
Intel Corp.	1.600%	8/12/28	200	177
Intel Corp.	2.450%	11/15/29	625	548
Intel Corp.	3.900%	3/25/30	345	323
Intel Corp.	2.000%	8/12/31	250	201
Intel Corp.	4.150%	8/5/32	200	182
Intel Corp.	4.000%	12/15/32	150	135
Intel Corp.	5.200%	2/10/33	396	382
Intel Corp.	4.600%	3/25/40	100	83
Intel Corp.	2.800%	8/12/41	200	127
Intel Corp.	4.800%	10/1/41	162	135
Intel Corp.	4.250%	12/15/42	150	114
Intel Corp.	4.100%	5/19/46	250	178
Intel Corp.	4.100%	5/11/47	200	142

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	3.734%	12/8/47	500	330
Intel Corp.	3.250%	11/15/49	300	179
Intel Corp.	4.750%	3/25/50	400	309
Intel Corp.	3.050%	8/12/51	250	142
Intel Corp.	5.700%	2/10/53	481	425
Intel Corp.	5.600%	2/21/54	200	175
Intel Corp.	3.100%	2/15/60	300	160
Intel Corp.	3.200%	8/12/61	200	108
Intel Corp.	5.050%	8/5/62	300	234
Intel Corp.	5.900%	2/10/63	200	179
International Business Machines Corp.	3.450%	2/19/26	285	281
International Business Machines Corp.	3.300%	5/15/26	700	688
International Business Machines Corp.	1.700%	5/15/27	265	247
International Business Machines Corp.	6.220%	8/1/27	75	78
International Business Machines Corp.	6.500%	1/15/28	75	79
International Business Machines Corp.	4.500%	2/6/28	300	298
International Business Machines Corp.	3.500%	5/15/29	450	426
International Business Machines Corp.	1.950%	5/15/30	500	429
International Business Machines Corp.	4.750%	2/6/33	200	196
International Business Machines Corp.	4.150%	5/15/39	450	386
International Business Machines Corp.	5.600%	11/30/39	48	48
International Business Machines Corp.	4.000%	6/20/42	358	292
International Business Machines Corp.	4.250%	5/15/49	700	562
International Business Machines Corp.	2.950%	5/15/50	165	104
International Business Machines Corp.	5.100%	2/6/53	400	366
Intuit Inc.	1.350%	7/15/27	100	92
Intuit Inc.	1.650%	7/15/30	100	84
Intuit Inc.	5.200%	9/15/33	200	200
Intuit Inc.	5.500%	9/15/53	275	269
Jabil Inc.	3.950%	1/12/28	100	97
Jabil Inc.	3.600%	1/15/30	100	92
Jabil Inc.	3.000%	1/15/31	150	132
Juniper Networks Inc.	3.750%	8/15/29	200	190
Juniper Networks Inc.	5.950%	3/15/41	25	25
KLA Corp.	4.100%	3/15/29	150	146
KLA Corp.	4.650%	7/15/32	200	196
KLA Corp.	5.000%	3/15/49	75	69
KLA Corp.	3.300%	3/1/50	150	104
KLA Corp.	4.950%	7/15/52	200	181
KLA Corp.	5.250%	7/15/62	200	187
Kyndryl Holdings Inc.	2.050%	10/15/26	100	95
Kyndryl Holdings Inc.	2.700%	10/15/28	100	92
Kyndryl Holdings Inc.	3.150%	10/15/31	100	87
Kyndryl Holdings Inc.	4.100%	10/15/41	100	79
Lam Research Corp.	3.750%	3/15/26	150	148
Lam Research Corp.	4.000%	3/15/29	150	146
Lam Research Corp.	1.900%	6/15/30	295	253
Lam Research Corp.	4.875%	3/15/49	125	112
Lam Research Corp.	2.875%	6/15/50	150	95
Lam Research Corp.	3.125%	6/15/60	100	61
Leidos Inc.	4.375%	5/15/30	150	143
Leidos Inc.	2.300%	2/15/31	200	168
Marvell Technology Inc.	2.450%	4/15/28	100	92
Marvell Technology Inc.	4.875%	6/22/28	100	99
Marvell Technology Inc.	2.950%	4/15/31	50	44
Marvell Technology Inc.	5.950%	9/15/33	100	104
Microchip Technology Inc.	4.900%	3/15/28	150	149
Microchip Technology Inc.	5.050%	3/15/29	200	199
Microchip Technology Inc.	5.050%	2/15/30	125	124
Micron Technology Inc.	4.975%	2/6/26	100	100
Micron Technology Inc.	4.185%	2/15/27	200	197
Micron Technology Inc.	5.375%	4/15/28	200	202
Micron Technology Inc.	5.327%	2/6/29	150	151
Micron Technology Inc.	6.750%	11/1/29	225	239
Micron Technology Inc.	4.663%	2/15/30	100	98
Micron Technology Inc.	5.875%	2/9/33	235	241
Micron Technology Inc.	5.875%	9/15/33	200	205
Micron Technology Inc.	3.366%	11/1/41	100	73
Micron Technology Inc.	3.477%	11/1/51	100	67
Microsoft Corp.	2.400%	8/8/26	805	781

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Microsoft Corp.	3.400%	9/15/26	160	158
Microsoft Corp.	3.300%	2/6/27	675	661
Microsoft Corp.	1.350%	9/15/30	150	127
Microsoft Corp.	3.500%	2/12/35	325	294
Microsoft Corp.	4.200%	11/3/35	350	334
Microsoft Corp.	3.450%	8/8/36	675	587
Microsoft Corp.	4.100%	2/6/37	250	233
Microsoft Corp.	3.700%	8/8/46	476	380
Microsoft Corp.	4.500%	6/15/47	200	180
Microsoft Corp.	2.525%	6/1/50	1,103	677
Microsoft Corp.	2.500%	9/15/50	300	182
Microsoft Corp.	2.921%	3/17/52	964	637
Microsoft Corp.	2.675%	6/1/60	944	551
Microsoft Corp.	3.041%	3/17/62	356	228
Motorola Solutions Inc.	4.600%	2/23/28	125	124
Motorola Solutions Inc.	5.500%	9/1/44	75	72
NetApp Inc.	2.375%	6/22/27	100	94
NetApp Inc.	2.700%	6/22/30	200	176
Nokia OYJ	6.625%	5/15/39	90	92
NVIDIA Corp.	3.200%	9/16/26	200	196
NVIDIA Corp.	1.550%	6/15/28	250	227
NVIDIA Corp.	2.850%	4/1/30	300	275
NVIDIA Corp.	2.000%	6/15/31	250	212
NVIDIA Corp.	3.500%	4/1/40	200	165
NVIDIA Corp.	3.500%	4/1/50	405	300
NVIDIA Corp.	3.700%	4/1/60	113	83
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	100
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	76
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	436
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	184
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	170
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	346
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	146
NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	70
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	64
Oracle Corp.	1.650%	3/25/26	725	699
Oracle Corp.	2.650%	7/15/26	561	544
Oracle Corp.	2.800%	4/1/27	388	372
Oracle Corp.	2.300%	3/25/28	425	393
Oracle Corp.	4.500%	5/6/28	35	35
Oracle Corp.	4.200%	9/27/29	457	441
Oracle Corp.	6.150%	11/9/29	225	236
Oracle Corp.	2.950%	4/1/30	550	496
Oracle Corp.	4.650%	5/6/30	100	98
Oracle Corp.	2.875%	3/25/31	900	791
Oracle Corp.	4.300%	7/8/34	325	299
Oracle Corp.	4.700%	9/27/34	1,100	1,042
Oracle Corp.	3.900%	5/15/35	150	131
Oracle Corp.	3.850%	7/15/36	250	214
Oracle Corp.	3.800%	11/15/37	525	438
Oracle Corp.	6.125%	7/8/39	250	259
Oracle Corp.	3.600%	4/1/40	605	472
Oracle Corp.	5.375%	7/15/40	950	911
Oracle Corp.	3.650%	3/25/41	300	233
Oracle Corp.	4.500%	7/8/44	250	210
Oracle Corp.	4.125%	5/15/45	425	335
Oracle Corp.	4.000%	7/15/46	710	545
Oracle Corp.	4.000%	11/15/47	600	457
Oracle Corp.	3.600%	4/1/50	920	642
Oracle Corp.	3.950%	3/25/51	600	443
Oracle Corp.	6.900%	11/9/52	355	396
Oracle Corp.	5.375%	9/27/54	400	369
Oracle Corp.	4.375%	5/15/55	150	117
Oracle Corp.	3.850%	4/1/60	200	137
Oracle Corp.	4.100%	3/25/61	300	214
Oracle Corp.	5.500%	9/27/64	125	114
Qorvo Inc.	4.375%	10/15/29	200	188
QUALCOMM Inc.	3.250%	5/20/27	400	389
QUALCOMM Inc.	1.300%	5/20/28	378	339
QUALCOMM Inc.	1.650%	5/20/32	414	330

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
QUALCOMM Inc.	5.400%	5/20/33	200	206
QUALCOMM Inc.	4.650%	5/20/35	200	193
QUALCOMM Inc.	4.800%	5/20/45	275	248
QUALCOMM Inc.	4.300%	5/20/47	250	206
QUALCOMM Inc.	3.250%	5/20/50	200	136
QUALCOMM Inc.	4.500%	5/20/52	200	167
QUALCOMM Inc.	6.000%	5/20/53	200	209
Roper Technologies Inc.	3.800%	12/15/26	145	143
Roper Technologies Inc.	1.400%	9/15/27	500	458
Roper Technologies Inc.	4.200%	9/15/28	175	171
Roper Technologies Inc.	2.950%	9/15/29	125	114
Roper Technologies Inc.	2.000%	6/30/30	125	107
Roper Technologies Inc.	4.750%	2/15/32	50	49
Roper Technologies Inc.	4.900%	10/15/34	200	192
Salesforce Inc.	3.700%	4/11/28	325	316
Salesforce Inc.	1.500%	7/15/28	200	180
Salesforce Inc.	1.950%	7/15/31	300	252
Salesforce Inc.	2.700%	7/15/41	250	176
Salesforce Inc.	2.900%	7/15/51	244	155
Salesforce Inc.	3.050%	7/15/61	250	153
ServiceNow Inc.	1.400%	9/1/30	400	332
Skyworks Solutions Inc.	1.800%	6/1/26	200	192
Teledyne FLIR LLC	2.500%	8/1/30	100	87
Teledyne Technologies Inc.	2.750%	4/1/31	300	261
Texas Instruments Inc.	1.125%	9/15/26	200	189
Texas Instruments Inc.	2.900%	11/3/27	94	90
Texas Instruments Inc.	2.250%	9/4/29	100	90
Texas Instruments Inc.	1.750%	5/4/30	210	180
Texas Instruments Inc.	1.900%	9/15/31	150	126
Texas Instruments Inc.	4.900%	3/14/33	200	199
Texas Instruments Inc.	4.850%	2/8/34	100	98
Texas Instruments Inc.	3.875%	3/15/39	142	122
Texas Instruments Inc.	4.150%	5/15/48	300	244
Texas Instruments Inc.	5.000%	3/14/53	200	182
Texas Instruments Inc.	5.150%	2/8/54	154	144
Texas Instruments Inc.	5.050%	5/18/63	262	236
TSMC Arizona Corp.	1.750%	10/25/26	400	379
TSMC Arizona Corp.	2.500%	10/25/31	200	171
TSMC Arizona Corp.	4.250%	4/22/32	200	191
TSMC Arizona Corp.	3.125%	10/25/41	200	153
TSMC Arizona Corp.	3.250%	10/25/51	200	143
TSMC Arizona Corp.	4.500%	4/22/52	200	181
VMware LLC	4.650%	5/15/27	100	100
VMware LLC	3.900%	8/21/27	300	293
VMware LLC	1.800%	8/15/28	200	179
VMware LLC	4.700%	5/15/30	150	147
VMware LLC	2.200%	8/15/31	300	249
Western Digital Corp.	2.850%	2/1/29	200	178
Workday Inc.	3.500%	4/1/27	200	195
Workday Inc.	3.700%	4/1/29	100	95
Workday Inc.	3.800%	4/1/32	200	182
Xilinx Inc.	2.375%	6/1/30	200	176
				86,921
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/28	100	97
AEP Texas Inc.	5.450%	5/15/29	200	203
AEP Texas Inc.	2.100%	7/1/30	200	171
AEP Texas Inc.	5.700%	5/15/34	200	201
AEP Texas Inc.	3.800%	10/1/47	50	36
AEP Texas Inc.	5.250%	5/15/52	89	80
AEP Transmission Co. LLC	5.150%	4/1/34	50	49
AEP Transmission Co. LLC	4.000%	12/1/46	75	59
AEP Transmission Co. LLC	3.750%	12/1/47	100	74
AEP Transmission Co. LLC	3.800%	6/15/49	70	52
AEP Transmission Co. LLC	3.150%	9/15/49	70	46
AEP Transmission Co. LLC	3.650%	4/1/50	150	108
AEP Transmission Co. LLC	4.500%	6/15/52	400	330
AES Corp.	1.375%	1/15/26	300	289
AES Corp.	5.450%	6/1/28	200	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AES Corp.	2.450%	1/15/31	300	250
Alabama Power Co.	1.450%	9/15/30	500	414
Alabama Power Co.	3.940%	9/1/32	331	307
Alabama Power Co.	6.125%	5/15/38	50	53
Alabama Power Co.	3.850%	12/1/42	25	20
Alabama Power Co.	4.150%	8/15/44	75	62
Alabama Power Co.	3.750%	3/1/45	150	115
Alabama Power Co.	4.300%	1/2/46	200	165
Alabama Power Co.	3.700%	12/1/47	50	37
Alabama Power Co.	4.300%	7/15/48	100	82
Alabama Power Co.	3.450%	10/1/49	58	41
Alabama Power Co.	3.125%	7/15/51	107	70
Alabama Power Co.	3.000%	3/15/52	200	128
Algonquin Power & Utilities Corp.	5.365%	6/15/26	100	101
Ameren Corp.	3.650%	2/15/26	80	79
Ameren Corp.	5.700%	12/1/26	200	203
Ameren Corp.	1.950%	3/15/27	200	188
Ameren Corp.	3.500%	1/15/31	300	274
Ameren Illinois Co.	3.800%	5/15/28	75	73
Ameren Illinois Co.	4.950%	6/1/33	125	123
Ameren Illinois Co.	3.700%	12/1/47	150	112
Ameren Illinois Co.	3.250%	3/15/50	60	41
Ameren Illinois Co.	5.550%	7/1/54	200	197
American Electric Power Co. Inc.	3.200%	11/13/27	75	72
American Electric Power Co. Inc.	4.300%	12/1/28	150	147
American Electric Power Co. Inc.	5.200%	1/15/29	200	201
American Electric Power Co. Inc.	5.625%	3/1/33	200	202
American Electric Power Co. Inc.	3.250%	3/1/50	71	46
American Electric Power Co. Inc.	6.950%	12/15/54	175	181
American Electric Power Co. Inc.	7.050%	12/15/54	150	155
American Electric Power Co. Inc.	3.875%	2/15/62	150	141
American Water Capital Corp.	2.950%	9/1/27	325	311
American Water Capital Corp.	3.450%	6/1/29	125	118
American Water Capital Corp.	2.800%	5/1/30	100	90
American Water Capital Corp.	4.450%	6/1/32	250	238
American Water Capital Corp.	5.150%	3/1/34	150	149
American Water Capital Corp.	6.593%	10/15/37	50	55
American Water Capital Corp.	4.300%	9/1/45	100	82
American Water Capital Corp.	3.750%	9/1/47	100	74
American Water Capital Corp.	4.200%	9/1/48	100	80
American Water Capital Corp.	4.150%	6/1/49	125	99
American Water Capital Corp.	3.450%	5/1/50	100	69
American Water Capital Corp.	3.250%	6/1/51	98	65
American Water Capital Corp.	5.450%	3/1/54	150	144
Appalachian Power Co.	3.300%	6/1/27	500	483
Appalachian Power Co.	5.650%	4/1/34	100	100
Appalachian Power Co.	4.500%	3/1/49	71	57
Appalachian Power Co.	3.700%	5/1/50	100	69
Arizona Public Service Co.	2.950%	9/15/27	50	48
Arizona Public Service Co.	5.700%	8/15/34	100	101
Arizona Public Service Co.	4.500%	4/1/42	225	190
Arizona Public Service Co.	4.350%	11/15/45	125	101
Arizona Public Service Co.	4.250%	3/1/49	100	78
Atmos Energy Corp.	3.000%	6/15/27	100	96
Atmos Energy Corp.	2.625%	9/15/29	100	91
Atmos Energy Corp.	5.900%	11/15/33	300	314
Atmos Energy Corp.	5.500%	6/15/41	200	199
Atmos Energy Corp.	4.150%	1/15/43	100	83
Atmos Energy Corp.	4.125%	10/15/44	50	41
Atmos Energy Corp.	3.375%	9/15/49	400	274
Atmos Energy Corp.	2.850%	2/15/52	200	122
Atmos Energy Corp.	5.000%	12/15/54	200	180
Avangrid Inc.	3.800%	6/1/29	195	185
Avista Corp.	4.350%	6/1/48	75	61
Avista Corp.	4.000%	4/1/52	72	54
Baltimore Gas & Electric Co.	2.400%	8/15/26	334	323
Baltimore Gas & Electric Co.	2.250%	6/15/31	100	85
Baltimore Gas & Electric Co.	5.300%	6/1/34	100	100
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	72
Baltimore Gas & Electric Co.	3.750%	8/15/47	200	149

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Baltimore Gas & Electric Co.	4.250%	9/15/48	50	40
Baltimore Gas & Electric Co.	3.200%	9/15/49	80	53
Baltimore Gas & Electric Co.	2.900%	6/15/50	100	62
Baltimore Gas & Electric Co.	5.400%	6/1/53	100	95
Baltimore Gas & Electric Co.	5.650%	6/1/54	100	99
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	119
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	659
Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	406
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	105
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	233
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	142
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	130
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	37
Berkshire Hathaway Energy Co.	4.450%	1/15/49	100	82
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	158
Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	166
Black Hills Corp.	3.950%	1/15/26	75	74
Black Hills Corp.	3.150%	1/15/27	75	72
Black Hills Corp.	3.050%	10/15/29	70	64
Black Hills Corp.	4.350%	5/1/33	75	69
Black Hills Corp.	6.000%	1/15/35	300	309
Black Hills Corp.	4.200%	9/15/46	50	39
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	289
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	55
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	103
CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	50	49
CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	50	49
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	125	107
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	58
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	121
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	63
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	137
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	49
CenterPoint Energy Inc.	1.450%	6/1/26	200	191
CenterPoint Energy Inc.	4.250%	11/1/28	21	20
CenterPoint Energy Inc.	5.400%	6/1/29	200	202
CenterPoint Energy Inc.	2.950%	3/1/30	80	72
CenterPoint Energy Inc.	2.650%	6/1/31	200	172
CenterPoint Energy Inc.	3.700%	9/1/49	50	35
CenterPoint Energy Inc.	6.850%	2/15/55	100	102
CenterPoint Energy Inc.	7.000%	2/15/55	50	51
CenterPoint Energy Inc.	6.700%	5/15/55	200	199
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	97
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	84
CenterPoint Energy Resources Corp.	5.400%	3/1/33	147	148
CenterPoint Energy Resources Corp.	5.400%	7/1/34	50	50
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	250
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	39
Cleco Corporate Holdings LLC	3.743%	5/1/26	21	21
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	104
Cleveland Electric Illuminating Co.	5.950%	12/15/36	175	176
CMS Energy Corp.	3.000%	5/15/26	75	73
CMS Energy Corp.	3.450%	8/15/27	50	48
CMS Energy Corp.	4.875%	3/1/44	75	66
CMS Energy Corp.	4.750%	6/1/50	100	94
Commonwealth Edison Co.	2.550%	6/15/26	223	217
Commonwealth Edison Co.	2.950%	8/15/27	75	72
Commonwealth Edison Co.	3.700%	8/15/28	145	140
Commonwealth Edison Co.	2.200%	3/1/30	50	44
Commonwealth Edison Co.	5.300%	6/1/34	50	50
Commonwealth Edison Co.	5.900%	3/15/36	150	156
Commonwealth Edison Co.	6.450%	1/15/38	175	189
Commonwealth Edison Co.	4.600%	8/15/43	75	65
Commonwealth Edison Co.	4.700%	1/15/44	175	154
Commonwealth Edison Co.	3.700%	3/1/45	75	57
Commonwealth Edison Co.	3.650%	6/15/46	175	131
Commonwealth Edison Co.	4.000%	3/1/48	150	117
Commonwealth Edison Co.	4.000%	3/1/49	125	96
Commonwealth Edison Co.	3.000%	3/1/50	200	129
Commonwealth Edison Co.	3.850%	3/15/52	200	148

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth Edison Co.	5.650%	6/1/54	100	98
Connecticut Light & Power Co.	3.200%	3/15/27	50	48
Connecticut Light & Power Co.	4.950%	8/15/34	50	49
Connecticut Light & Power Co.	4.300%	4/15/44	150	125
Connecticut Light & Power Co.	4.000%	4/1/48	160	125
Connecticut Light & Power Co.	5.250%	1/15/53	200	189
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	515
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	76
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	199
Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	200	197
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	284
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	79
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	100
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	171
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	317
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	110
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	57
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	300	236
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	195
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	210
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	200	203
Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	100	99
Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	350	337
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	55
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	96
Constellation Energy Generation LLC	5.600%	3/1/28	46	47
Constellation Energy Generation LLC	5.800%	3/1/33	34	35
Constellation Energy Generation LLC	6.125%	1/15/34	200	209
Constellation Energy Generation LLC	6.250%	10/1/39	210	219
Constellation Energy Generation LLC	5.750%	10/1/41	75	73
Constellation Energy Generation LLC	5.600%	6/15/42	155	149
Constellation Energy Generation LLC	6.500%	10/1/53	200	212
Consumers Energy Co.	3.800%	11/15/28	75	72
Consumers Energy Co.	4.700%	1/15/30	100	99
Consumers Energy Co.	3.600%	8/15/32	19	17
Consumers Energy Co.	4.625%	5/15/33	75	72
Consumers Energy Co.	3.950%	5/15/43	75	61
Consumers Energy Co.	3.250%	8/15/46	50	36
Consumers Energy Co.	3.950%	7/15/47	50	39
Consumers Energy Co.	4.050%	5/15/48	125	100
Consumers Energy Co.	4.350%	4/15/49	80	67
Consumers Energy Co.	3.100%	8/15/50	80	54
Consumers Energy Co.	3.500%	8/1/51	400	291
Consumers Energy Co.	4.200%	9/1/52	84	68
Consumers Energy Co.	2.500%	5/1/60	59	32
Delmarva Power & Light Co.	4.150%	5/15/45	100	80
Dominion Energy Inc.	1.450%	4/15/26	200	192
Dominion Energy Inc.	2.850%	8/15/26	379	368
Dominion Energy Inc.	4.250%	6/1/28	125	123
Dominion Energy Inc.	3.375%	4/1/30	125	115
Dominion Energy Inc.	2.250%	8/15/31	250	208
Dominion Energy Inc.	4.350%	8/15/32	56	52
Dominion Energy Inc.	5.375%	11/15/32	200	200
Dominion Energy Inc.	6.300%	3/15/33	75	79
Dominion Energy Inc.	5.250%	8/1/33	250	247
Dominion Energy Inc.	5.950%	6/15/35	225	231
Dominion Energy Inc.	4.900%	8/1/41	280	250
Dominion Energy Inc.	4.050%	9/15/42	300	236
Dominion Energy Inc.	4.850%	8/15/52	200	172
Dominion Energy Inc.	7.000%	6/1/54	100	105
Dominion Energy Inc.	6.875%	2/1/55	100	104
Dominion Energy Inc.	6.625%	5/15/55	200	204
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	84
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	54
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	130
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	73
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	65
DTE Electric Co.	4.850%	12/1/26	100	101
DTE Electric Co.	2.250%	3/1/30	450	396
DTE Electric Co.	2.625%	3/1/31	100	88

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Electric Co.	3.000%	3/1/32	250	219
	DTE Electric Co.	5.200%	3/1/34	50	50
	DTE Electric Co.	4.000%	4/1/43	225	183
	DTE Electric Co.	3.700%	6/1/46	50	38
	DTE Electric Co.	3.750%	8/15/47	100	75
	DTE Electric Co.	3.950%	3/1/49	78	61
	DTE Electric Co.	2.950%	3/1/50	150	97
	DTE Electric Co.	3.650%	3/1/52	250	182
	DTE Energy Co.	2.850%	10/1/26	300	291
	DTE Energy Co.	4.950%	7/1/27	100	100
	DTE Energy Co.	4.875%	6/1/28	200	199
	DTE Energy Co.	5.100%	3/1/29	200	200
	DTE Energy Co.	3.400%	6/15/29	94	88
	DTE Energy Co.	2.950%	3/1/30	60	54
	DTE Energy Co.	5.850%	6/1/34	450	462
	Duke Energy Carolinas LLC	2.950%	12/1/26	100	97
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	121
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	130
	Duke Energy Carolinas LLC	2.450%	8/15/29	200	180
	Duke Energy Carolinas LLC	2.450%	2/1/30	100	89
	Duke Energy Carolinas LLC	2.550%	4/15/31	200	173
	Duke Energy Carolinas LLC	4.950%	1/15/33	175	172
	Duke Energy Carolinas LLC	4.850%	1/15/34	200	194
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	104
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	26
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	26
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	147
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	142
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	77
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	74
	Duke Energy Carolinas LLC	3.200%	8/15/49	350	233
	Duke Energy Carolinas LLC	5.400%	1/15/54	100	96
	Duke Energy Corp.	2.650%	9/1/26	80	77
	Duke Energy Corp.	3.150%	8/15/27	140	134
	Duke Energy Corp.	4.300%	3/15/28	200	197
	Duke Energy Corp.	2.450%	6/1/30	100	88
	Duke Energy Corp.	2.550%	6/15/31	200	171
	Duke Energy Corp.	5.750%	9/15/33	100	102
	Duke Energy Corp.	5.450%	6/15/34	100	100
	Duke Energy Corp.	4.800%	12/15/45	125	108
	Duke Energy Corp.	3.750%	9/1/46	180	132
	Duke Energy Corp.	4.200%	6/15/49	115	88
	Duke Energy Corp.	3.500%	6/15/51	140	95
	Duke Energy Corp.	5.000%	8/15/52	250	218
	Duke Energy Corp.	6.100%	9/15/53	350	355
	Duke Energy Corp.	5.800%	6/15/54	575	560
	Duke Energy Corp.	6.450%	9/1/54	150	152
	Duke Energy Corp.	3.250%	1/15/82	200	186
	Duke Energy Florida LLC	3.800%	7/15/28	100	97
	Duke Energy Florida LLC	2.500%	12/1/29	425	382
	Duke Energy Florida LLC	1.750%	6/15/30	100	85
	Duke Energy Florida LLC	2.400%	12/15/31	200	169
	Duke Energy Florida LLC	6.350%	9/15/37	225	239
	Duke Energy Florida LLC	6.400%	6/15/38	200	215
	Duke Energy Florida LLC	3.850%	11/15/42	100	79
	Duke Energy Florida LLC	3.400%	10/1/46	100	71
	Duke Energy Florida LLC	4.200%	7/15/48	100	80
	Duke Energy Florida LLC	6.200%	11/15/53	150	158
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	73	69
	Duke Energy Indiana LLC	5.250%	3/1/34	100	100
	Duke Energy Indiana LLC	6.350%	8/15/38	590	632
	Duke Energy Indiana LLC	3.750%	5/15/46	175	130
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	86
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	18
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	97
	Duke Energy Progress LLC	3.700%	9/1/28	175	168
	Duke Energy Progress LLC	2.000%	8/15/31	200	165
	Duke Energy Progress LLC	5.250%	3/15/33	350	350
	Duke Energy Progress LLC	5.100%	3/15/34	100	99
	Duke Energy Progress LLC	4.375%	3/30/44	300	252

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.150%	12/1/44	100	81
	Duke Energy Progress LLC	3.700%	10/15/46	50	37
	Duke Energy Progress LLC	3.600%	9/15/47	50	36
	Duke Energy Progress LLC	2.900%	8/15/51	434	267
	Duke Energy Progress LLC	5.350%	3/15/53	150	142
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	62	58
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	80
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	74
	Edison International	5.750%	6/15/27	25	25
	Edison International	5.250%	3/15/32	450	445
	El Paso Electric Co.	6.000%	5/15/35	250	251
	El Paso Electric Co.	5.000%	12/1/44	75	64
	Emera US Finance LP	3.550%	6/15/26	150	147
	Emera US Finance LP	4.750%	6/15/46	245	203
	Enel Chile SA	4.875%	6/12/28	125	123
	Entergy Arkansas LLC	3.500%	4/1/26	50	49
	Entergy Arkansas LLC	5.450%	6/1/34	50	51
	Entergy Arkansas LLC	2.650%	6/15/51	500	295
	Entergy Arkansas LLC	5.750%	6/1/54	50	49
	Entergy Corp.	2.950%	9/1/26	200	194
	Entergy Corp.	2.800%	6/15/30	100	89
	Entergy Corp.	3.750%	6/15/50	300	213
	Entergy Corp.	7.125%	12/1/54	100	102
	Entergy Louisiana LLC	2.400%	10/1/26	75	72
	Entergy Louisiana LLC	3.120%	9/1/27	100	96
	Entergy Louisiana LLC	3.050%	6/1/31	100	89
	Entergy Louisiana LLC	4.000%	3/15/33	150	137
	Entergy Louisiana LLC	5.350%	3/15/34	50	50
	Entergy Louisiana LLC	5.150%	9/15/34	150	147
	Entergy Louisiana LLC	4.950%	1/15/45	150	132
	Entergy Louisiana LLC	4.200%	9/1/48	167	133
	Entergy Louisiana LLC	4.200%	4/1/50	100	79
	Entergy Louisiana LLC	2.900%	3/15/51	121	74
	Entergy Louisiana LLC	5.700%	3/15/54	250	247
	Entergy Mississippi LLC	2.850%	6/1/28	125	117
	Entergy Mississippi LLC	5.850%	6/1/54	200	201
	Entergy Texas Inc.	4.000%	3/30/29	100	97
	Entergy Texas Inc.	1.750%	3/15/31	500	412
	Entergy Texas Inc.	5.550%	9/15/54	50	48
	Essential Utilities Inc.	4.800%	8/15/27	500	499
	Essential Utilities Inc.	3.566%	5/1/29	75	71
	Essential Utilities Inc.	2.704%	4/15/30	100	89
	Essential Utilities Inc.	4.276%	5/1/49	85	67
	Essential Utilities Inc.	3.351%	4/15/50	200	131
	Evergy Inc.	2.900%	9/15/29	400	364
	Evergy Inc.	6.650%	6/1/55	100	100
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	146
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	97
	Evergy Kansas Central Inc.	4.125%	3/1/42	510	415
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	80
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	20
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	66
	Evergy Metro Inc.	2.250%	6/1/30	100	87
	Evergy Metro Inc.	4.950%	4/15/33	100	98
	Evergy Metro Inc.	5.400%	4/1/34	250	250
	Evergy Metro Inc.	5.300%	10/1/41	100	94
	Evergy Metro Inc.	4.200%	6/15/47	100	79
[5]	Evergy Missouri West Inc.	5.650%	6/1/34	50	50
	Eversource Energy	3.300%	1/15/28	100	95
	Eversource Energy	4.250%	4/1/29	200	193
	Eversource Energy	5.850%	4/15/31	400	410
	Eversource Energy	3.375%	3/1/32	119	104
	Eversource Energy	5.125%	5/15/33	100	97
	Eversource Energy	5.950%	7/15/34	100	103
	Eversource Energy	3.450%	1/15/50	200	137
	Exelon Corp.	3.400%	4/15/26	200	197
	Exelon Corp.	2.750%	3/15/27	250	239
	Exelon Corp.	5.150%	3/15/28	200	201
	Exelon Corp.	5.150%	3/15/29	100	100
	Exelon Corp.	4.050%	4/15/30	250	238

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	5.450%	3/15/34	100	100
	Exelon Corp.	4.950%	6/15/35	225	213
	Exelon Corp.	5.625%	6/15/35	20	20
	Exelon Corp.	5.100%	6/15/45	145	131
	Exelon Corp.	5.600%	3/15/53	550	530
	FirstEnergy Corp.	3.900%	7/15/27	100	97
	FirstEnergy Corp.	2.250%	9/1/30	150	128
	FirstEnergy Corp.	4.850%	7/15/47	150	127
	FirstEnergy Corp.	3.400%	3/1/50	250	169
[5]	FirstEnergy Transmission LLC	4.550%	1/15/30	100	97
[5]	FirstEnergy Transmission LLC	5.000%	1/15/35	50	48
	Florida Power & Light Co.	4.450%	5/15/26	200	200
	Florida Power & Light Co.	3.300%	5/30/27	50	48
	Florida Power & Light Co.	4.400%	5/15/28	200	198
	Florida Power & Light Co.	5.150%	6/15/29	150	152
	Florida Power & Light Co.	4.625%	5/15/30	200	198
	Florida Power & Light Co.	2.450%	2/3/32	200	169
	Florida Power & Light Co.	5.100%	4/1/33	200	199
	Florida Power & Light Co.	4.800%	5/15/33	200	195
	Florida Power & Light Co.	5.625%	4/1/34	25	26
	Florida Power & Light Co.	5.300%	6/15/34	150	151
	Florida Power & Light Co.	5.960%	4/1/39	325	339
	Florida Power & Light Co.	4.125%	2/1/42	170	142
	Florida Power & Light Co.	4.050%	6/1/42	125	103
	Florida Power & Light Co.	3.700%	12/1/47	150	112
	Florida Power & Light Co.	3.950%	3/1/48	275	216
	Florida Power & Light Co.	3.150%	10/1/49	205	138
	Florida Power & Light Co.	2.875%	12/4/51	500	313
	Fortis Inc.	3.055%	10/4/26	195	189
	Georgia Power Co.	3.250%	4/1/26	100	98
	Georgia Power Co.	5.004%	2/23/27	75	76
	Georgia Power Co.	4.650%	5/16/28	200	199
	Georgia Power Co.	4.550%	3/15/30	500	492
	Georgia Power Co.	4.950%	5/17/33	200	196
	Georgia Power Co.	5.250%	3/15/34	150	149
	Georgia Power Co.	4.750%	9/1/40	175	160
	Georgia Power Co.	4.300%	3/15/43	100	84
	Georgia Power Co.	5.125%	5/15/52	150	139
	Iberdrola International BV	6.750%	7/15/36	75	83
	Idaho Power Co.	5.200%	8/15/34	50	50
	Idaho Power Co.	5.800%	4/1/54	200	200
	Indiana Michigan Power Co.	3.850%	5/15/28	250	242
	Indiana Michigan Power Co.	3.750%	7/1/47	150	111
	Indiana Michigan Power Co.	4.250%	8/15/48	100	79
	Indiana Michigan Power Co.	5.625%	4/1/53	100	97
	Interstate Power & Light Co.	4.100%	9/26/28	125	121
	Interstate Power & Light Co.	3.600%	4/1/29	60	57
	Interstate Power & Light Co.	2.300%	6/1/30	100	86
	Interstate Power & Light Co.	4.950%	9/30/34	50	48
	Interstate Power & Light Co.	6.250%	7/15/39	50	53
	Interstate Power & Light Co.	3.700%	9/15/46	75	55
	Interstate Power & Light Co.	5.450%	9/30/54	100	95
	IPALCO Enterprises Inc.	5.750%	4/1/34	100	100
	ITC Holdings Corp.	3.350%	11/15/27	100	96
	ITC Holdings Corp.	5.300%	7/1/43	200	183
[5]	Jersey Central Power & Light Co.	5.100%	1/15/35	50	49
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	59	55
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	200	192
	Kentucky Utilities Co.	5.125%	11/1/40	125	118
	Kentucky Utilities Co.	4.375%	10/1/45	100	83
	Kentucky Utilities Co.	3.300%	6/1/50	200	134
	Louisville Gas & Electric Co.	4.250%	4/1/49	170	135
	MidAmerican Energy Co.	3.100%	5/1/27	150	145
	MidAmerican Energy Co.	3.650%	4/15/29	200	191
	MidAmerican Energy Co.	6.750%	12/30/31	125	138
	MidAmerican Energy Co.	5.750%	11/1/35	125	129
	MidAmerican Energy Co.	4.800%	9/15/43	100	90
	MidAmerican Energy Co.	3.950%	8/1/47	100	78
	MidAmerican Energy Co.	3.650%	8/1/48	125	93
	MidAmerican Energy Co.	4.250%	7/15/49	200	162

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MidAmerican Energy Co.	5.850%	9/15/54	300	305
MidAmerican Energy Co.	5.300%	2/1/55	125	118
Mississippi Power Co.	4.250%	3/15/42	100	83
National Fuel Gas Co.	5.500%	1/15/26	50	50
National Fuel Gas Co.	4.750%	9/1/28	50	49
National Fuel Gas Co.	2.950%	3/1/31	100	86
National Grid plc	5.809%	6/12/33	200	204
National Grid plc	5.418%	1/11/34	150	149
National Grid USA	5.803%	4/1/35	50	50
National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	95
National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	100	101
National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	100	99
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	144
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	97
National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	75	75
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	300	287
National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	200	202
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	88
National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	75	75
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	80
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	189
National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	49
National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	100	98
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	74
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	150	122
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	81
Nevada Power Co.	3.700%	5/1/29	200	191
Nevada Power Co.	2.400%	5/1/30	75	66
Nevada Power Co.	6.750%	7/1/37	75	82
Nevada Power Co.	3.125%	8/1/50	150	96
Nevada Power Co.	6.000%	3/15/54	100	102
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	244
NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	232
NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	222
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	272
NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	150	150
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	94
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	91
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	433
NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	176
NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	214	210
NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	200	198
NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	187
NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	150	144
NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	225	231
NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	200	203
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	120
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	98
NiSource Inc.	3.490%	5/15/27	250	243
NiSource Inc.	5.250%	3/30/28	200	202
NiSource Inc.	5.200%	7/1/29	150	151
NiSource Inc.	2.950%	9/1/29	200	183
NiSource Inc.	3.600%	5/1/30	200	186
NiSource Inc.	1.700%	2/15/31	300	245
NiSource Inc.	5.350%	4/1/34	200	198
NiSource Inc.	5.950%	6/15/41	77	78
NiSource Inc.	5.650%	2/1/45	100	98
NiSource Inc.	4.375%	5/15/47	250	204
NiSource Inc.	5.000%	6/15/52	63	56
NiSource Inc.	6.375%	3/31/55	100	100
Northern States Power Co.	6.250%	6/1/36	75	81
Northern States Power Co.	6.200%	7/1/37	50	53
Northern States Power Co.	5.350%	11/1/39	175	172
Northern States Power Co.	3.400%	8/15/42	105	80
Northern States Power Co.	4.000%	8/15/45	50	40
Northern States Power Co.	2.900%	3/1/50	250	160
Northern States Power Co.	2.600%	6/1/51	63	38
Northern States Power Co.	5.100%	5/15/53	150	139
Northern States Power Co.	5.400%	3/15/54	200	193
Northern States Power Co.	5.650%	6/15/54	200	200

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NorthWestern Corp.	4.176%	11/15/44	115	92
	NSTAR Electric Co.	3.200%	5/15/27	125	121
	NSTAR Electric Co.	3.250%	5/15/29	50	47
	NSTAR Electric Co.	5.400%	6/1/34	100	101
	NSTAR Electric Co.	5.500%	3/15/40	75	74
	NSTAR Electric Co.	4.950%	9/15/52	74	66
	OGE Energy Corp.	5.450%	5/15/29	50	51
	Oglethorpe Power Corp.	5.950%	11/1/39	50	50
	Oglethorpe Power Corp.	5.375%	11/1/40	275	260
	Oglethorpe Power Corp.	6.200%	12/1/53	150	154
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	75	73
	Ohio Edison Co.	6.875%	7/15/36	100	110
	Ohio Power Co.	5.650%	6/1/34	50	50
	Ohio Power Co.	4.150%	4/1/48	100	76
	Ohio Power Co.	4.000%	6/1/49	190	142
	Ohio Power Co.	2.900%	10/1/51	225	135
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	72
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	100	92
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	100	92
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	80	81
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	39
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	56
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	150	146
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	48
[5]	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	100	99
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	180
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	56
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	200	205
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	147
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	121
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	66
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	35
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	77
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	38
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	151
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	147
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	59
[5]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	400	389
	ONE Gas Inc.	5.100%	4/1/29	100	101
	ONE Gas Inc.	2.000%	5/15/30	100	86
	ONE Gas Inc.	4.658%	2/1/44	125	109
	ONE Gas Inc.	4.500%	11/1/48	75	62
	Pacific Gas & Electric Co.	3.150%	1/1/26	300	295
	Pacific Gas & Electric Co.	3.300%	3/15/27	500	483
	Pacific Gas & Electric Co.	3.300%	12/1/27	800	764
	Pacific Gas & Electric Co.	3.000%	6/15/28	200	187
	Pacific Gas & Electric Co.	3.750%	7/1/28	300	287
	Pacific Gas & Electric Co.	6.100%	1/15/29	245	253
	Pacific Gas & Electric Co.	5.550%	5/15/29	200	203
	Pacific Gas & Electric Co.	4.550%	7/1/30	700	678
	Pacific Gas & Electric Co.	2.500%	2/1/31	1,000	856
	Pacific Gas & Electric Co.	4.400%	3/1/32	81	76
	Pacific Gas & Electric Co.	5.900%	6/15/32	200	205
	Pacific Gas & Electric Co.	6.150%	1/15/33	200	208
	Pacific Gas & Electric Co.	6.400%	6/15/33	46	49
	Pacific Gas & Electric Co.	6.950%	3/15/34	150	165
	Pacific Gas & Electric Co.	4.500%	7/1/40	500	431
	Pacific Gas & Electric Co.	4.750%	2/15/44	500	426
	Pacific Gas & Electric Co.	4.300%	3/15/45	200	159
	Pacific Gas & Electric Co.	3.950%	12/1/47	200	149
	Pacific Gas & Electric Co.	4.950%	7/1/50	575	498
	Pacific Gas & Electric Co.	3.500%	8/1/50	500	343
	Pacific Gas & Electric Co.	6.700%	4/1/53	200	217
	Pacific Gas & Electric Co.	5.900%	10/1/54	300	297
	PacifiCorp	3.500%	6/15/29	200	188
	PacifiCorp	2.700%	9/15/30	50	44
	PacifiCorp	5.300%	2/15/31	48	48
	PacifiCorp	7.700%	11/15/31	250	284
	PacifiCorp	5.450%	2/15/34	100	99
	PacifiCorp	5.250%	6/15/35	56	55

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	6.100%	8/1/36	100	104
	PacifiCorp	6.250%	10/15/37	125	131
	PacifiCorp	6.350%	7/15/38	75	78
	PacifiCorp	6.000%	1/15/39	116	118
	PacifiCorp	4.100%	2/1/42	56	45
	PacifiCorp	4.125%	1/15/49	50	39
	PacifiCorp	4.150%	2/15/50	150	116
	PacifiCorp	3.300%	3/15/51	100	65
	PacifiCorp	5.350%	12/1/53	100	92
	PacifiCorp	5.500%	5/15/54	200	187
	PacifiCorp	5.800%	1/15/55	250	243
	PECO Energy Co.	4.900%	6/15/33	400	393
	PECO Energy Co.	3.900%	3/1/48	75	58
	PECO Energy Co.	2.800%	6/15/50	200	124
	PECO Energy Co.	5.250%	9/15/54	50	47
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	78
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	70
	PG&E Recovery Funding LLC	4.838%	6/1/35	150	149
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	279
	PG&E Recovery Funding LLC	5.231%	6/1/42	150	149
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	90
	PG&E Recovery Funding LLC	5.529%	6/1/51	150	149
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	106	102
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	39	38
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	94
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	72
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	73
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	217
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	191
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	89
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	71
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	104
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	75
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	100	97
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	43
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	54
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	132
	Potomac Electric Power Co.	5.200%	3/15/34	50	50
	Potomac Electric Power Co.	6.500%	11/15/37	250	274
	Potomac Electric Power Co.	4.150%	3/15/43	150	124
	Potomac Electric Power Co.	5.500%	3/15/54	50	48
	PPL Capital Funding Inc.	3.100%	5/15/26	100	98
	PPL Electric Utilities Corp.	5.000%	5/15/33	200	198
	PPL Electric Utilities Corp.	4.850%	2/15/34	97	94
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	108
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	127
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	59
	Progress Energy Inc.	7.000%	10/30/31	119	132
	Public Service Co. of Colorado	3.700%	6/15/28	75	72
	Public Service Co. of Colorado	1.900%	1/15/31	100	83
	Public Service Co. of Colorado	1.875%	6/15/31	100	82
	Public Service Co. of Colorado	4.100%	6/1/32	50	47
	Public Service Co. of Colorado	5.350%	5/15/34	100	100
	Public Service Co. of Colorado	4.100%	6/15/48	75	58
	Public Service Co. of Colorado	2.700%	1/15/51	100	59
	Public Service Co. of Colorado	5.250%	4/1/53	200	186
	Public Service Co. of Colorado	5.750%	5/15/54	200	200
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	54
	Public Service Co. of New Hampshire	5.150%	1/15/53	54	50
	Public Service Co. of Oklahoma	5.250%	1/15/33	85	84
	Public Service Co. of Oklahoma	5.200%	1/15/35	100	97
	Public Service Electric & Gas Co.	2.250%	9/15/26	250	241
	Public Service Electric & Gas Co.	3.000%	5/15/27	75	72
	Public Service Electric & Gas Co.	3.200%	5/15/29	70	66
	Public Service Electric & Gas Co.	2.450%	1/15/30	50	45
	Public Service Electric & Gas Co.	5.200%	3/1/34	100	100
	Public Service Electric & Gas Co.	4.850%	8/1/34	400	389
	Public Service Electric & Gas Co.	3.800%	3/1/46	250	193
	Public Service Electric & Gas Co.	3.850%	5/1/49	200	153
	Public Service Electric & Gas Co.	3.150%	1/1/50	200	134

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Public Service Electric & Gas Co.	2.050%	8/1/50	500	263
Public Service Electric & Gas Co.	5.450%	3/1/54	150	145
Public Service Electric & Gas Co.	5.300%	8/1/54	250	237
Public Service Enterprise Group Inc.	5.875%	10/15/28	100	103
Public Service Enterprise Group Inc.	5.200%	4/1/29	200	202
Public Service Enterprise Group Inc.	1.600%	8/15/30	500	416
Puget Energy Inc.	4.100%	6/15/30	100	94
Puget Sound Energy Inc.	5.330%	6/15/34	100	99
Puget Sound Energy Inc.	6.274%	3/15/37	125	132
Puget Sound Energy Inc.	5.757%	10/1/39	125	126
Puget Sound Energy Inc.	4.300%	5/20/45	100	81
Puget Sound Energy Inc.	4.223%	6/15/48	125	100
Puget Sound Energy Inc.	3.250%	9/15/49	90	60
Puget Sound Energy Inc.	5.685%	6/15/54	50	49
San Diego Gas & Electric Co.	2.500%	5/15/26	250	243
San Diego Gas & Electric Co.	1.700%	10/1/30	500	419
San Diego Gas & Electric Co.	3.000%	3/15/32	200	174
San Diego Gas & Electric Co.	4.500%	8/15/40	100	89
San Diego Gas & Electric Co.	3.750%	6/1/47	75	56
San Diego Gas & Electric Co.	3.320%	4/15/50	100	67
San Diego Gas & Electric Co.	3.700%	3/15/52	100	72
San Diego Gas & Electric Co.	5.350%	4/1/53	150	141
San Diego Gas & Electric Co.	5.550%	4/15/54	250	242
SCE Recovery Funding LLC	4.697%	6/15/42	69	67
SCE Recovery Funding LLC	2.943%	11/15/44	50	40
SCE Recovery Funding LLC	3.240%	11/15/48	50	36
SCE Recovery Funding LLC	5.112%	12/14/49	50	47
Sempra	3.250%	6/15/27	150	144
Sempra	3.400%	2/1/28	200	191
Sempra	3.800%	2/1/38	200	165
Sempra	6.000%	10/15/39	150	153
Sempra	4.000%	2/1/48	175	132
Sempra	4.125%	4/1/52	200	192
Sempra	6.400%	10/1/54	150	149
Sempra	6.875%	10/1/54	250	253
Sempra	6.550%	4/1/55	150	149
Sempra	6.625%	4/1/55	100	100
Sierra Pacific Power Co.	2.600%	5/1/26	100	97
Southern California Edison Co.	5.350%	3/1/26	200	201
Southern California Edison Co.	4.400%	9/6/26	100	100
Southern California Edison Co.	3.650%	3/1/28	100	96
Southern California Edison Co.	5.300%	3/1/28	200	202
Southern California Edison Co.	4.200%	3/1/29	75	73
Southern California Edison Co.	6.650%	4/1/29	75	79
Southern California Edison Co.	5.150%	6/1/29	200	201
Southern California Edison Co.	2.850%	8/1/29	275	251
Southern California Edison Co.	2.250%	6/1/30	300	260
Southern California Edison Co.	2.500%	6/1/31	200	171
Southern California Edison Co.	5.450%	6/1/31	200	203
Southern California Edison Co.	2.750%	2/1/32	130	111
Southern California Edison Co.	5.200%	6/1/34	200	198
Southern California Edison Co.	5.750%	4/1/35	75	77
Southern California Edison Co.	5.350%	7/15/35	200	198
Southern California Edison Co.	5.625%	2/1/36	125	125
Southern California Edison Co.	5.500%	3/15/40	100	97
Southern California Edison Co.	4.500%	9/1/40	275	240
Southern California Edison Co.	4.050%	3/15/42	208	168
Southern California Edison Co.	4.000%	4/1/47	335	258
Southern California Edison Co.	4.125%	3/1/48	100	78
Southern California Edison Co.	4.875%	3/1/49	100	87
Southern California Edison Co.	3.650%	6/1/51	200	141
Southern California Edison Co.	3.450%	2/1/52	200	135
Southern California Gas Co.	2.600%	6/15/26	405	394
Southern California Gas Co.	2.950%	4/15/27	200	192
Southern California Gas Co.	2.550%	2/1/30	150	134
Southern California Gas Co.	5.050%	9/1/34	100	98
Southern California Gas Co.	3.750%	9/15/42	75	58
Southern California Gas Co.	4.125%	6/1/48	75	59
Southern California Gas Co.	3.950%	2/15/50	70	53
Southern California Gas Co.	6.350%	11/15/52	300	322

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Gas Co.	5.750%	6/1/53	100	99
Southern California Gas Co.	5.600%	4/1/54	50	49
Southern Co.	3.250%	7/1/26	350	343
Southern Co.	5.113%	8/1/27	200	202
Southern Co.	1.750%	3/15/28	300	272
Southern Co.	4.850%	6/15/28	200	200
Southern Co.	5.500%	3/15/29	150	153
Southern Co.	5.700%	10/15/32	90	92
Southern Co.	4.850%	3/15/35	500	477
Southern Co.	4.250%	7/1/36	200	180
Southern Co.	4.000%	1/15/51	300	293
Southern Co.	3.750%	9/15/51	200	191
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	73
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	73
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	90
Southern Co. Gas Capital Corp.	4.950%	9/15/34	150	145
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	76
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	42
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	77
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	82
Southern Power Co.	5.150%	9/15/41	100	93
Southern Power Co.	5.250%	7/15/43	50	46
Southern Power Co.	4.950%	12/15/46	75	65
Southwest Gas Corp.	3.700%	4/1/28	50	48
Southwest Gas Corp.	4.050%	3/15/32	200	186
Southwest Gas Corp.	3.800%	9/29/46	75	55
Southwest Gas Corp.	4.150%	6/1/49	25	19
Southwestern Electric Power Co.	2.750%	10/1/26	445	429
Southwestern Electric Power Co.	4.100%	9/15/28	100	97
Southwestern Electric Power Co.	6.200%	3/15/40	75	77
Southwestern Electric Power Co.	3.900%	4/1/45	100	74
Southwestern Electric Power Co.	3.850%	2/1/48	175	126
Southwestern Electric Power Co.	3.250%	11/1/51	200	127
Southwestern Public Service Co.	4.500%	8/15/41	100	86
Southwestern Public Service Co.	3.700%	8/15/47	75	54
Southwestern Public Service Co.	4.400%	11/15/48	75	61
Southwestern Public Service Co.	3.750%	6/15/49	75	54
Southwestern Public Service Co.	3.150%	5/1/50	100	65
Southwestern Public Service Co.	6.000%	6/1/54	200	202
Spire Missouri Inc.	5.150%	8/15/34	50	50
System Energy Resources Inc.	5.300%	12/15/34	50	49
Tampa Electric Co.	4.300%	6/15/48	75	60
Tampa Electric Co.	4.450%	6/15/49	125	103
Tampa Electric Co.	3.625%	6/15/50	50	36
Tampa Electric Co.	5.000%	7/15/52	100	89
Toledo Edison Co.	6.150%	5/15/37	75	79
Tucson Electric Power Co.	5.200%	9/15/34	50	49
Tucson Electric Power Co.	5.500%	4/15/53	66	63
Union Electric Co.	2.950%	6/15/27	72	69
Union Electric Co.	2.950%	3/15/30	350	318
Union Electric Co.	2.150%	3/15/32	200	164
Union Electric Co.	5.200%	4/1/34	250	248
Union Electric Co.	8.450%	3/15/39	150	190
Union Electric Co.	3.650%	4/15/45	125	94
Union Electric Co.	4.000%	4/1/48	175	135
Union Electric Co.	3.250%	10/1/49	175	120
Union Electric Co.	3.900%	4/1/52	100	76
Union Electric Co.	5.250%	1/15/54	150	140
Union Electric Co.	5.125%	3/15/55	50	46
Virginia Electric & Power Co.	2.950%	11/15/26	276	268
Virginia Electric & Power Co.	3.500%	3/15/27	250	244
Virginia Electric & Power Co.	3.800%	4/1/28	150	145
Virginia Electric & Power Co.	2.875%	7/15/29	275	253
Virginia Electric & Power Co.	2.300%	11/15/31	200	167
Virginia Electric & Power Co.	2.400%	3/30/32	200	167
Virginia Electric & Power Co.	5.000%	4/1/33	200	196
Virginia Electric & Power Co.	5.050%	8/15/34	50	49
Virginia Electric & Power Co.	6.000%	1/15/36	125	129
Virginia Electric & Power Co.	6.000%	5/15/37	150	155
Virginia Electric & Power Co.	6.350%	11/30/37	50	53

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	4.000%	1/15/43	90	72
	Virginia Electric & Power Co.	4.450%	2/15/44	125	106
	Virginia Electric & Power Co.	4.200%	5/15/45	75	60
	Virginia Electric & Power Co.	4.000%	11/15/46	100	77
	Virginia Electric & Power Co.	3.800%	9/15/47	100	75
	Virginia Electric & Power Co.	4.600%	12/1/48	175	147
	Virginia Electric & Power Co.	3.300%	12/1/49	98	66
	Virginia Electric & Power Co.	2.450%	12/15/50	110	62
	Virginia Electric & Power Co.	2.950%	11/15/51	200	124
	Virginia Electric & Power Co.	5.450%	4/1/53	200	190
	Virginia Electric & Power Co.	5.550%	8/15/54	50	48
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	21	21
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/33	150	150
	Washington Gas Light Co.	3.796%	9/15/46	100	75
	Washington Gas Light Co.	3.650%	9/15/49	30	21
	WEC Energy Group Inc.	1.375%	10/15/27	500	456
	WEC Energy Group Inc.	4.750%	1/15/28	250	250
	WEC Energy Group Inc.	2.200%	12/15/28	200	180
	Wisconsin Electric Power Co.	5.000%	5/15/29	100	101
	Wisconsin Electric Power Co.	4.750%	9/30/32	90	89
	Wisconsin Electric Power Co.	4.600%	10/1/34	50	48
	Wisconsin Electric Power Co.	4.300%	10/15/48	100	82
	Wisconsin Electric Power Co.	5.050%	10/1/54	100	91
	Wisconsin Power & Light Co.	5.375%	3/30/34	50	50
	Wisconsin Power & Light Co.	6.375%	8/15/37	100	106
	Wisconsin Power & Light Co.	3.650%	4/1/50	50	36
	Wisconsin Public Service Corp.	4.550%	12/1/29	50	49
	Wisconsin Public Service Corp.	3.300%	9/1/49	125	86
	Xcel Energy Inc.	3.350%	12/1/26	75	73
	Xcel Energy Inc.	1.750%	3/15/27	200	187
	Xcel Energy Inc.	4.000%	6/15/28	75	73
	Xcel Energy Inc.	2.600%	12/1/29	200	179
	Xcel Energy Inc.	3.400%	6/1/30	250	229
	Xcel Energy Inc.	4.600%	6/1/32	200	190
	Xcel Energy Inc.	5.450%	8/15/33	250	248
	Xcel Energy Inc.	5.500%	3/15/34	200	199
	Xcel Energy Inc.	3.500%	12/1/49	100	69
					115,388
Total Corporate Bonds (Cost $1,308,212)					1,190,818
Sovereign Bonds (3.2%)
	African Development Bank	0.875%	3/23/26	600	575
	African Development Bank	0.875%	7/22/26	400	379
	African Development Bank	4.625%	1/4/27	300	301
	African Development Bank	4.125%	2/25/27	600	597
	African Development Bank	4.375%	11/3/27	500	500
	African Development Bank	4.375%	3/14/28	375	375
	African Development Bank	3.500%	9/18/29	375	360
	African Development Bank	5.750%	Perpetual	200	192
	Asian Development Bank	4.250%	1/9/26	800	799
	Asian Development Bank	0.500%	2/4/26	850	815
	Asian Development Bank	2.000%	4/24/26	100	97
	Asian Development Bank	4.875%	5/21/26	572	576
	Asian Development Bank	2.625%	1/12/27	200	193
	Asian Development Bank	4.125%	1/12/27	500	498
	Asian Development Bank	1.500%	1/20/27	1,125	1,062
	Asian Development Bank	2.375%	8/10/27	275	262
	Asian Development Bank	6.220%	8/15/27	100	104
	Asian Development Bank	3.125%	8/20/27	725	703
	Asian Development Bank	2.500%	11/2/27	673	640
	Asian Development Bank	3.750%	4/25/28	525	515
	Asian Development Bank	1.250%	6/9/28	210	189
	Asian Development Bank	5.820%	6/16/28	148	154
	Asian Development Bank	4.500%	8/25/28	625	628
	Asian Development Bank	3.125%	9/26/28	130	125
	Asian Development Bank	4.375%	3/6/29	500	499
	Asian Development Bank	3.625%	8/28/29	540	521
	Asian Development Bank	1.750%	9/19/29	200	177
	Asian Development Bank	1.875%	1/24/30	200	177

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Asian Development Bank	0.750%	10/8/30	500	406
	Asian Development Bank	1.500%	3/4/31	500	418
	Asian Development Bank	3.125%	4/27/32	400	364
	Asian Development Bank	3.875%	9/28/32	225	215
	Asian Development Bank	4.000%	1/12/33	380	364
	Asian Development Bank	3.875%	6/14/33	425	402
	Asian Development Bank	4.125%	1/12/34	500	480
	Asian Infrastructure Investment Bank	3.375%	6/29/25	200	199
	Asian Infrastructure Investment Bank	0.500%	1/27/26	600	576
	Asian Infrastructure Investment Bank	4.875%	9/14/26	300	303
	Asian Infrastructure Investment Bank	4.000%	1/18/28	450	445
	Asian Infrastructure Investment Bank	4.125%	1/18/29	300	296
	Asian Infrastructure Investment Bank	4.250%	3/13/34	150	145
	Canada	0.750%	5/19/26	800	762
	Canada	3.750%	4/26/28	525	516
	Canada	4.625%	4/30/29	355	358
	Corp. Andina de Fomento	4.750%	4/1/26	130	130
	Corp. Andina de Fomento	2.250%	2/8/27	210	200
	Corp. Andina de Fomento	6.000%	4/26/27	200	206
	Corp. Andina de Fomento	4.125%	1/7/28	50	49
	Council of Europe Development Bank	3.750%	5/25/26	250	248
	Council of Europe Development Bank	0.875%	9/22/26	200	189
	Council of Europe Development Bank	3.625%	1/26/28	280	274
	Council of Europe Development Bank	4.125%	1/24/29	100	99
	Council Of Europe Development Bank	4.625%	6/11/27	124	125
	European Bank for Reconstruction & Development	0.500%	1/28/26	500	480
	European Bank for Reconstruction & Development	4.375%	3/9/28	400	400
	European Bank for Reconstruction & Development	4.125%	1/25/29	800	790
	European Bank for Reconstruction & Development	4.250%	3/13/34	200	193
	European Investment Bank	0.375%	3/26/26	1,000	953
	European Investment Bank	0.750%	10/26/26	450	422
	European Investment Bank	1.375%	3/15/27	600	563
	European Investment Bank	4.375%	3/19/27	725	725
	European Investment Bank	2.375%	5/24/27	225	215
	European Investment Bank	0.625%	10/21/27	500	451
	European Investment Bank	3.250%	11/15/27	500	485
	European Investment Bank	3.875%	3/15/28	1,100	1,084
	European Investment Bank	4.500%	10/16/28	600	603
	European Investment Bank	4.000%	2/15/29	500	492
	European Investment Bank	4.750%	6/15/29	875	885
	European Investment Bank	1.625%	10/9/29	125	110
	European Investment Bank	3.750%	11/15/29	880	853
	European Investment Bank	0.875%	5/17/30	200	166
	European Investment Bank	3.625%	7/15/30	800	767
	European Investment Bank	0.750%	9/23/30	500	407
	European Investment Bank	3.750%	2/14/33	425	400
	European Investment Bank	4.125%	2/13/34	775	743
	European Investment Bank	4.875%	2/15/36	325	329
[6]	Export Development Canada	4.375%	6/29/26	550	550
[6]	Export Development Canada	3.000%	5/25/27	450	436
[6]	Export Development Canada	3.750%	9/7/27	440	433
[6]	Export Development Canada	3.875%	2/14/28	400	394
[6]	Export Development Canada	4.125%	2/13/29	600	592
[6]	Export Development Canada	4.750%	6/5/34	175	176
	Export-Import Bank of Korea	2.625%	5/26/26	200	194
	Export-Import Bank of Korea	4.625%	1/11/27	200	200
	Export-Import Bank of Korea	1.625%	1/18/27	200	189
	Export-Import Bank of Korea	4.000%	9/11/27	200	197
	Export-Import Bank of Korea	4.250%	9/15/27	200	199
	Export-Import Bank of Korea	4.000%	9/11/29	200	193
	Export-Import Bank of Korea	1.250%	9/21/30	500	411
	Export-Import Bank of Korea	2.125%	1/18/32	200	165
	Export-Import Bank of Korea	5.125%	1/11/33	200	200
	Export-Import Bank of Korea	5.125%	9/18/33	200	200
	Export-Import Bank of Korea	2.500%	6/29/41	70	49
	Inter-American Development Bank	0.875%	4/20/26	500	478
	Inter-American Development Bank	4.500%	5/15/26	475	476
	Inter-American Development Bank	2.000%	6/2/26	750	726
	Inter-American Development Bank	2.000%	7/23/26	100	96
	Inter-American Development Bank	4.375%	2/1/27	400	400

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	2.375%	7/7/27	450	429
	Inter-American Development Bank	0.625%	9/16/27	800	725
	Inter-American Development Bank	4.000%	1/12/28	920	910
	Inter-American Development Bank	1.125%	7/20/28	300	268
	Inter-American Development Bank	3.125%	9/18/28	875	838
	Inter-American Development Bank	4.125%	2/15/29	500	494
	Inter-American Development Bank	1.125%	1/13/31	350	287
	Inter-American Development Bank	3.625%	9/17/31	875	827
	Inter-American Development Bank	3.500%	4/12/33	400	368
	Inter-American Development Bank	4.500%	9/13/33	500	494
	Inter-American Development Bank	4.375%	7/17/34	349	340
	Inter-American Development Bank	3.875%	10/28/41	200	174
	Inter-American Development Bank	3.200%	8/7/42	100	79
	Inter-American Investment Corp.	3.625%	2/17/27	50	49
	Inter-American Investment Corp.	4.125%	2/15/28	250	248
	Inter-American Investment Corp.	4.750%	9/19/28	100	101
	Inter-American Investment Corp.	4.250%	2/14/29	175	173
	International Bank for Reconstruction & Development	4.750%	4/10/26	600	603
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	498
	International Bank for Reconstruction & Development	4.000%	8/27/26	144	143
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	333
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	813
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	850
	International Bank for Reconstruction & Development	4.625%	8/1/28	775	782
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,336
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	748
	International Bank for Reconstruction & Development	3.875%	10/16/29	918	895
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	177
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	632
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	332
	International Bank for Reconstruction & Development	4.000%	7/25/30	625	610
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	651
	International Bank for Reconstruction & Development	4.000%	1/10/31	400	388
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	536
	International Bank for Reconstruction & Development	4.500%	4/10/31	925	921
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,242
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	175
	International Bank for Reconstruction & Development	4.750%	11/14/33	300	302
	International Bank for Reconstruction & Development	3.875%	8/28/34	513	481
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	250
	International Finance Corp.	2.125%	4/7/26	600	583
	International Finance Corp.	4.375%	1/15/27	175	175
	International Finance Corp.	4.500%	7/13/28	175	176
	International Finance Corp.	4.250%	7/2/29	700	694
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	104
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	433
[8]	Japan Bank for International Cooperation	4.250%	1/26/26	470	468
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	194
[8]	Japan Bank for International Cooperation	4.250%	4/27/26	250	249
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	192
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	192
[8]	Japan Bank for International Cooperation	4.625%	7/22/27	1,000	1,001
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	761
[8]	Japan Bank for International Cooperation	4.625%	7/19/28	125	125
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	287
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	337
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	380
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	409
[8]	Japan Bank for International Cooperation	4.375%	1/24/31	200	196
[8]	Japan Bank for International Cooperation	4.625%	4/17/34	200	197
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	288
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	194
[8]	Japan International Cooperation Agency	4.000%	5/23/28	150	147
[8]	Japan International Cooperation Agency	4.750%	5/21/29	98	98
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	167
[9]	KFW	0.625%	1/22/26	1,000	961
[9]	KFW	5.000%	3/16/26	1,600	1,611
[9]	KFW	3.625%	4/1/26	575	570
[9]	KFW	4.625%	8/7/26	700	703
[9]	KFW	1.000%	10/1/26	1,000	945

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	KFW	4.375%	3/1/27	625	625
[9]	KFW	3.000%	5/20/27	560	543
[9]	KFW	3.500%	8/27/27	425	416
[9]	KFW	3.750%	2/15/28	800	786
[9]	KFW	2.875%	4/3/28	500	478
[9]	KFW	3.875%	6/15/28	750	740
[9]	KFW	4.000%	3/15/29	200	197
[9]	KFW	1.750%	9/14/29	175	155
[9]	KFW	4.750%	10/29/30	275	279
[9]	KFW	4.125%	7/15/33	700	675
[9]	KFW	4.375%	2/28/34	275	269
[9]	KFW	0.000%	4/18/36	400	234
[9]	KFW	0.000%	6/29/37	200	110
	Korea Development Bank	5.375%	10/23/26	200	202
	Korea Development Bank	4.625%	2/15/27	200	201
	Korea Development Bank	1.375%	4/25/27	200	186
	Korea Development Bank	4.125%	10/16/27	200	198
	Korea Development Bank	4.375%	2/15/28	450	444
	Korea Development Bank	1.625%	1/19/31	400	329
	Korea Development Bank	4.375%	2/15/33	450	428
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	264
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	237
[9]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	271
[9]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	240	241
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	410
[9]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	200	205
	Nordic Investment Bank	0.500%	1/21/26	200	192
	Nordic Investment Bank	4.375%	3/14/28	450	450
	Nordic Investment Bank	4.250%	2/28/29	225	223
[10]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	140	139
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	479
[10]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	140	141
[10]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	336	338
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	392
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	249
[10]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	100	99
[10]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	200	194
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	149
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	468	454
	Oriental Republic of Uruguay	5.750%	10/28/34	463	476
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	227
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	167
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	637
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	327
[2]	Oriental Republic of Uruguay	5.250%	9/10/60	230	209
	Province of Alberta	3.300%	3/15/28	250	241
	Province of Alberta	4.500%	6/26/29	229	228
	Province of Alberta	1.300%	7/22/30	500	418
	Province of Alberta	4.500%	1/24/34	200	193
	Province of British Columbia	2.250%	6/2/26	300	291
	Province of British Columbia	0.900%	7/20/26	300	284
	Province of British Columbia	4.800%	11/15/28	200	202
	Province of British Columbia	4.900%	4/24/29	600	606
	Province of British Columbia	4.200%	7/6/33	250	238
	Province of British Columbia	4.750%	6/12/34	544	535
	Province of Manitoba	2.125%	6/22/26	90	87
	Province of Manitoba	1.500%	10/25/28	350	314
	Province of Manitoba	4.300%	7/27/33	250	239
	Province of Manitoba	4.900%	5/31/34	156	155
	Province of New Brunswick	3.625%	2/24/28	105	102
	Province of Ontario	2.500%	4/27/26	250	244
	Province of Ontario	2.300%	6/15/26	900	873
	Province of Ontario	3.100%	5/19/27	600	582
	Province of Ontario	4.200%	1/18/29	350	345
	Province of Ontario	3.700%	9/17/29	500	481
	Province of Ontario	2.000%	10/2/29	585	520
	Province of Ontario	1.125%	10/7/30	500	411
	Province of Ontario	1.600%	2/25/31	600	500
	Province of Ontario	1.800%	10/14/31	200	166
	Province of Ontario	5.050%	4/24/34	321	323

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Quebec	2.500%	4/20/26	200	195
	Province of Quebec	2.750%	4/12/27	850	818
	Province of Quebec	3.625%	4/13/28	250	243
	Province of Quebec	4.500%	4/3/29	440	438
	Province of Quebec	7.500%	9/15/29	475	531
	Province of Quebec	1.350%	5/28/30	400	337
	Province of Quebec	1.900%	4/21/31	1,200	1,015
	Province of Quebec	4.500%	9/8/33	275	267
	Republic of Chile	3.125%	1/21/26	485	475
	Republic of Chile	2.750%	1/31/27	250	238
	Republic of Chile	3.240%	2/6/28	460	435
	Republic of Chile	4.850%	1/22/29	200	198
	Republic of Chile	2.450%	1/31/31	200	171
	Republic of Chile	2.550%	1/27/32	200	168
	Republic of Chile	2.550%	7/27/33	400	322
	Republic of Chile	3.500%	1/31/34	600	517
	Republic of Chile	4.950%	1/5/36	200	189
	Republic of Chile	3.100%	5/7/41	300	215
	Republic of Chile	4.340%	3/7/42	400	336
	Republic of Chile	3.500%	1/25/50	275	190
	Republic of Chile	4.000%	1/31/52	200	149
	Republic of Chile	5.330%	1/5/54	200	185
	Republic of Chile	3.100%	1/22/61	500	294
	Republic of Chile	3.250%	9/21/71	200	118
	Republic of Hungary	7.625%	3/29/41	240	265
	Republic of Indonesia	4.100%	4/24/28	200	194
	Republic of Indonesia	4.750%	2/11/29	425	419
	Republic of Indonesia	4.400%	3/10/29	300	292
	Republic of Indonesia	3.400%	9/18/29	200	186
	Republic of Indonesia	2.850%	2/14/30	200	179
	Republic of Indonesia	3.850%	10/15/30	200	186
	Republic of Indonesia	4.750%	9/10/34	200	190
	Republic of Indonesia	4.350%	1/11/48	725	607
	Republic of Indonesia	3.700%	10/30/49	200	148
	Republic of Indonesia	4.200%	10/15/50	430	346
	Republic of Indonesia	3.050%	3/12/51	400	258
	Republic of Indonesia	4.300%	3/31/52	200	162
	Republic of Indonesia	5.450%	9/20/52	200	192
	Republic of Indonesia	5.650%	1/11/53	200	197
	Republic of Indonesia	5.100%	2/10/54	200	184
	Republic of Indonesia	5.150%	9/10/54	200	184
	Republic of Indonesia	3.200%	9/23/61	200	123
	Republic of Indonesia	4.450%	4/15/70	200	160
	Republic of Italy	1.250%	2/17/26	500	480
	Republic of Italy	2.875%	10/17/29	400	362
	Republic of Italy	5.375%	6/15/33	475	470
	Republic of Italy	4.000%	10/17/49	500	357
	Republic of Italy	3.875%	5/6/51	400	270
	Republic of Korea	2.750%	1/19/27	1,000	967
	Republic of Korea	2.500%	6/19/29	200	183
	Republic of Korea	4.500%	7/3/29	200	199
	Republic of Korea	1.750%	10/15/31	200	165
	Republic of Korea	3.875%	9/20/48	125	102
	Republic of Panama	7.125%	1/29/26	168	171
	Republic of Panama	8.875%	9/30/27	238	255
	Republic of Panama	3.875%	3/17/28	460	424
	Republic of Panama	9.375%	4/1/29	200	221
	Republic of Panama	3.160%	1/23/30	200	167
	Republic of Panama	7.500%	3/1/31	200	203
	Republic of Panama	2.252%	9/29/32	500	350
	Republic of Panama	3.298%	1/19/33	200	150
	Republic of Panama	6.400%	2/14/35	400	363
[2]	Republic of Panama	6.700%	1/26/36	292	271
	Republic of Panama	6.875%	1/31/36	200	187
	Republic of Panama	8.000%	3/1/38	200	200
[2]	Republic of Panama	4.500%	5/15/47	100	64
[2]	Republic of Panama	4.500%	4/16/50	560	346
[2]	Republic of Panama	4.300%	4/29/53	400	234
	Republic of Panama	4.500%	4/1/56	500	296
	Republic of Panama	7.875%	3/1/57	100	96

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Panama	3.870%	7/23/60	513	268
	Republic of Panama	4.500%	1/19/63	200	117
	Republic of Peru	2.392%	1/23/26	200	194
	Republic of Peru	2.844%	6/20/30	500	440
	Republic of Peru	2.783%	1/23/31	900	767
	Republic of Peru	1.862%	12/1/32	350	265
	Republic of Peru	8.750%	11/21/33	505	600
	Republic of Peru	3.000%	1/15/34	250	201
	Republic of Peru	5.375%	2/8/35	50	48
[2]	Republic of Peru	6.550%	3/14/37	325	339
	Republic of Peru	3.300%	3/11/41	200	144
	Republic of Peru	5.625%	11/18/50	200	187
	Republic of Peru	3.550%	3/10/51	300	200
	Republic of Peru	5.875%	8/8/54	320	304
	Republic of Peru	3.600%	1/15/72	175	107
	Republic of Peru	3.230%	7/28/21	525	276
	Republic of Philippines	5.500%	3/30/26	225	226
	Republic of Philippines	5.170%	10/13/27	300	302
	Republic of Philippines	3.000%	2/1/28	400	376
	Republic of Philippines	3.750%	1/14/29	200	190
	Republic of Philippines	9.500%	2/2/30	300	358
	Republic of Philippines	2.457%	5/5/30	200	175
	Republic of Philippines	7.750%	1/14/31	400	451
	Republic of Philippines	1.648%	6/10/31	200	161
	Republic of Philippines	1.950%	1/6/32	200	161
	Republic of Philippines	6.375%	1/15/32	200	212
	Republic of Philippines	5.609%	4/13/33	300	304
	Republic of Philippines	5.000%	7/17/33	200	195
	Republic of Philippines	5.250%	5/14/34	200	197
	Republic of Philippines	6.375%	10/23/34	550	591
	Republic of Philippines	4.750%	3/5/35	200	189
	Republic of Philippines	3.950%	1/20/40	400	332
	Republic of Philippines	3.700%	3/1/41	400	317
	Republic of Philippines	3.700%	2/2/42	350	275
	Republic of Philippines	2.950%	5/5/45	200	134
	Republic of Philippines	2.650%	12/10/45	200	126
	Republic of Philippines	3.200%	7/6/46	500	346
	Republic of Philippines	5.950%	10/13/47	200	207
	Republic of Philippines	5.600%	5/14/49	200	196
	Republic of Philippines	5.175%	9/5/49	200	185
	Republic of Poland	3.250%	4/6/26	500	491
	Republic of Poland	5.500%	11/16/27	225	229
	Republic of Poland	4.625%	3/18/29	300	296
	Republic of Poland	5.750%	11/16/32	200	204
	Republic of Poland	4.875%	10/4/33	400	384
	Republic of Poland	5.125%	9/18/34	500	484
	Republic of Poland	5.500%	4/4/53	490	451
	Republic of Poland	5.500%	3/18/54	600	551
	State of Israel	2.875%	3/16/26	200	195
	State of Israel	5.375%	3/12/29	200	199
	State of Israel	2.500%	1/15/30	200	174
	State of Israel	2.750%	7/3/30	350	304
	State of Israel	4.500%	1/17/33	450	412
	State of Israel	5.500%	3/12/34	600	585
	State of Israel	4.500%	1/30/43	200	166
	State of Israel	4.125%	1/17/48	250	189
	State of Israel	3.375%	1/15/50	200	130
	State of Israel	3.875%	7/3/50	400	282
	State of Israel	5.750%	3/12/54	500	457
	State of Israel	4.500%	4/3/20	200	139
	Svensk Exportkredit AB	4.375%	2/13/26	250	249
	Svensk Exportkredit AB	4.875%	9/14/26	200	201
	Svensk Exportkredit AB	2.250%	3/22/27	200	191
	Svensk Exportkredit AB	3.750%	9/13/27	250	246
	Svensk Exportkredit AB	4.125%	6/14/28	250	247
	Svensk Exportkredit AB	4.250%	2/1/29	200	198
	Svensk Exportkredit AB	4.875%	10/4/30	200	202
	United Mexican States	4.125%	1/21/26	445	440
	United Mexican States	4.150%	3/28/27	800	782
	United Mexican States	3.750%	1/11/28	675	641

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Mexican States	4.500%	4/22/29	650	619
United Mexican States	5.000%	5/7/29	200	193
United Mexican States	3.250%	4/16/30	385	335
United Mexican States	2.659%	5/24/31	600	486
United Mexican States	8.300%	8/15/31	220	254
United Mexican States	4.750%	4/27/32	300	272
United Mexican States	7.500%	4/8/33	100	108
United Mexican States	4.875%	5/19/33	250	224
United Mexican States	6.750%	9/27/34	200	202
United Mexican States	6.350%	2/9/35	300	293
United Mexican States	6.000%	5/7/36	701	659
United Mexican States	6.050%	1/11/40	633	586
United Mexican States	4.280%	8/14/41	665	490
United Mexican States	4.750%	3/8/44	765	580
United Mexican States	5.550%	1/21/45	200	173
United Mexican States	4.600%	1/23/46	600	433
United Mexican States	4.350%	1/15/47	360	251
United Mexican States	4.600%	2/10/48	255	183
United Mexican States	4.500%	1/31/50	200	140
United Mexican States	5.000%	4/27/51	600	450
United Mexican States	4.400%	2/12/52	300	202
United Mexican States	6.338%	5/4/53	600	533
United Mexican States	6.400%	5/7/54	438	393
United Mexican States	3.771%	5/24/61	800	456
United Mexican States	5.750%	10/12/10	342	262
Total Sovereign Bonds (Cost $157,651)				145,062
Taxable Municipal Bonds (0.5%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	15	15
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	221
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/50	50	58
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	50	56
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	264
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	115
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	113
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	65
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	60
California GO	2.650%	4/1/26	75	74
California GO	1.700%	2/1/28	100	92
California GO	3.500%	4/1/28	150	146
California GO	5.125%	9/1/29	100	102
California GO	2.500%	10/1/29	70	64
California GO	6.000%	3/1/33	100	107
California GO	4.500%	4/1/33	190	183
California GO	7.500%	4/1/34	350	399
California GO	5.150%	9/1/34	50	50
California GO	5.125%	3/1/38	100	98
California GO	4.600%	4/1/38	300	279
California GO	7.550%	4/1/39	630	745
California GO	7.300%	10/1/39	75	85
California GO	7.350%	11/1/39	375	429
California GO	7.625%	3/1/40	205	242
California GO	7.600%	11/1/40	200	238
California GO	5.200%	3/1/43	100	97
California State University College & University Revenue	3.899%	11/1/47	50	41
California State University College & University Revenue	2.975%	11/1/51	140	94
California State University College & University Revenue	5.183%	11/1/53	100	96
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	50
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	131
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	66
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	35
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	113	124
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	111
Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	88
Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	89
Commonwealth of Massachusetts GO	5.456%	12/1/39	150	149
Commonwealth of Massachusetts GO	2.900%	9/1/49	100	68
Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	99	97
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	50
Connecticut GO	5.090%	10/1/30	175	175

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.850%	3/15/32	200	210
	Cook County IL GO	6.229%	11/15/34	50	52
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	102
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	46
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	82
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	164
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	56
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	87
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	129
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	87
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/33	85	79
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/39	135	136
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/29	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	111
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	233	249
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	141	151
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	71	78
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	80
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	145	135
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	148
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	395	274
	Houston TX GO	6.290%	3/1/32	90	94
	Illinois GO	5.100%	6/1/33	1,416	1,396
	Illinois GO	6.630%	2/1/35	85	88
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	52
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	75	54
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	100	99
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	97
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	60
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	58
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	100	108
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	100	110
	Louisiana Gasoline & Fuel Sales Tax Revenue	2.952%	5/1/41	50	38
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	3.615%	2/1/29	86	85
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.081%	6/1/31	76	76
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.145%	2/1/33	100	97
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.048%	12/1/34	100	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.475%	8/1/39	150	140
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	200	198
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/57	75	76
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	98	94
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	102
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	101
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	40
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	74
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	53
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	350	409
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	15	13
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	101
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	100
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	111
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/55	100	104
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	65
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	160
	Michigan State University College & University Revenue	4.496%	8/15/48	50	45
	Michigan State University College & University Revenue	4.165%	8/15/22	100	74
	Mississippi GO	5.245%	11/1/34	50	49
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	70
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	74
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	238
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/40	50	50
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	25	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	213
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	115
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	447
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/41	50	49
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	50
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	51
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	100	95
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	74
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	99
	New York NY GO	4.610%	9/1/37	200	190
	New York NY GO	5.517%	10/1/37	50	50
	New York NY GO	6.271%	12/1/37	100	105
	New York NY GO	5.828%	10/1/53	100	105
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	100
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	73
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	167
	Ohio State University College & University Revenue	4.910%	6/1/40	100	94
	Ohio State University College & University Revenue	4.800%	6/1/11	100	85
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	54
	Oregon GO	5.892%	6/1/27	59	61
[13]	Oregon School Boards Association GO	5.528%	6/30/28	35	35
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	104
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	37
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	67
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	73
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	54
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	79
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	235
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	95
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	24
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	141
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	96
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	231
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	90
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	64
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/40	100	73
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	101
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	45
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	62
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	39
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	91
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	139
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	125
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	103
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	111
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/34	100	89
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	106
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	232
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	215
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/34	150	151
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	50
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	177
	Texas GO	5.517%	4/1/39	180	180
	Texas GO	4.681%	4/1/40	50	46
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	301	302
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	295
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	175	138
[13]	Tucson AZ COP	2.856%	7/1/47	50	35
	University of California College & University Revenue	1.316%	5/15/27	100	93
	University of California College & University Revenue	1.614%	5/15/30	125	106
	University of California College & University Revenue	3.071%	5/15/51	100	66
	University of California College & University Revenue	4.858%	5/15/12	225	187
	University of California College & University Revenue	4.767%	5/15/15	100	82
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	376

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	54
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	85
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	125	108
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	38
	University of Michigan College & University Revenue	2.437%	4/1/40	100	71
	University of Michigan College & University Revenue	2.562%	4/1/50	100	62
	University of Michigan College & University Revenue	4.454%	4/1/22	225	177
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	46
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	63
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	94
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	37
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	30
	University of Virginia College & University Revenue	2.256%	9/1/50	335	193
	University of Virginia College & University Revenue	4.179%	9/1/17	50	37
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	35	35
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	227
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/27	100	97
Total Taxable Municipal Bonds (Cost $26,073)					23,060
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[15]	Vanguard Market Liquidity Fund (Cost $35,825)	4.466%		358,260	35,826
Total Investments (100.0%) (Cost $5,041,829)					4,580,164
Other Assets and Liabilities—Net (0.0%)					1,917
Net Assets (100%)					4,582,081
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of December 31, 2024.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $10,758,000, representing 0.2% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,006,004)	4,544,338
Affiliated Issuers (Cost $35,825)	35,826
Total Investments in Securities	4,580,164
Investment in Vanguard	122
Receivables for Investment Securities Sold	28,277
Receivables for Accrued Income	35,667
Receivables for Capital Shares Issued	7,170
Total Assets	4,651,400
Liabilities
Due to Custodian	4
Payables for Investment Securities Purchased	63,955
Payables for Capital Shares Redeemed	5,079
Payables to Vanguard	281
Total Liabilities	69,319
Net Assets	4,582,081
At December 31, 2024, net assets consisted of:

Paid-in Capital	5,031,846
Total Distributable Earnings (Loss)	(449,765)
Net Assets	4,582,081

Net Assets
Applicable to 438,185,421 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,582,081
Net Asset Value Per Share	$10.46

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest[1]	159,273
Total Income	159,273
Expenses
The Vanguard Group—Note B
Investment Advisory Services	100
Management and Administrative	5,604
Marketing and Distribution	226
Custodian Fees	58
Auditing Fees	119
Shareholders’ Reports and Proxy Fees	91
Trustees’ Fees and Expenses	3
Other Expenses	24
Total Expenses	6,225
Net Investment Income	153,048
Realized Net Gain (Loss)
Investment Securities Sold[1]	(34,203)
Futures Contracts	(59)
Foreign Currencies	—
Realized Net Gain (Loss)	(34,262)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(67,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,197
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,219,000, $6,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	153,048	121,189
Realized Net Gain (Loss)	(34,262)	(47,684)
Change in Unrealized Appreciation (Depreciation)	(67,589)	151,587
Net Increase (Decrease) in Net Assets Resulting from Operations	51,197	225,092
Distributions
Total Distributions	(122,274)	(99,185)
Capital Share Transactions
Issued	859,586	641,288
Issued in Lieu of Cash Distributions	122,274	99,185
Redeemed	(651,191)	(516,387)
Net Increase (Decrease) from Capital Share Transactions	330,669	224,086
Total Increase (Decrease)	259,592	349,993
Net Assets
Beginning of Period	4,322,489	3,972,496
End of Period	4,582,081	4,322,489

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.63	$10.32	$12.22	$12.81	$12.21
Investment Operations
Net Investment Income[1]	.360	.306	.250	.228	.277
Net Realized and Unrealized Gain (Loss) on Investments	(.234)	.262	(1.844)	(.454)	.635
Total from Investment Operations	.126	.568	(1.594)	(.226)	.912
Distributions
Dividends from Net Investment Income	(.296)	(.258)	(.226)	(.260)	(.312)
Distributions from Realized Capital Gains	—	—	(.080)	(.104)	—
Total Distributions	(.296)	(.258)	(.306)	(.364)	(.312)
Net Asset Value, End of Period	$10.46	$10.63	$10.32	$12.22	$12.81
Total Return	1.24%	5.58%	-13.21%	-1.72%	7.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,582	$4,322	$3,972	$4,871	$4,867
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[2]	0.14%[2]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.44%	2.97%	2.30%	1.85%	2.20%
Portfolio Turnover Rate[3]	41%	40%	42%	69%	94%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 10%, 8%, 12%, 33%, and 28%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open futures contracts at December 31, 2024.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Total Bond Market Index Portfolio
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $122,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,077,272	—	3,077,272
Asset-Backed/Commercial Mortgage-Backed Securities	—	108,126	—	108,126
Corporate Bonds	—	1,190,818	—	1,190,818
Sovereign Bonds	—	145,062	—	145,062
Taxable Municipal Bonds	—	23,060	—	23,060
Temporary Cash Investments	35,826	—	—	35,826
Total	35,826	4,544,338	—	4,580,164
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments

Total Bond Market Index Portfolio
from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	147,269
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(471,771)
Capital Loss Carryforwards	(125,263)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(449,765)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	122,274	99,185
Long-Term Capital Gains	—	—
Total	122,274	99,185
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,051,935
Gross Unrealized Appreciation	10,603
Gross Unrealized Depreciation	(482,374)
Net Unrealized Appreciation (Depreciation)	(471,771)
E.	During the year ended December 31, 2024, the portfolio purchased $342,174,000 of investment securities and sold $284,392,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,797,938,000 and $1,502,797,000, respectively.
F.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	82,002	62,286
Issued in Lieu of Cash Distributions	11,929	9,620
Redeemed	(62,450)	(50,251)
Net Increase (Decrease) in Shares Outstanding	31,481	21,655
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the

Total Bond Market Index Portfolio
portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024 the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $62,508,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690TBM 022025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – VVIF Balanced Portfolio

The board of trustees of Vanguard Variable Insurance Funds Balanced Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers leverage tenured teams of equity and fixed income research analysts who conduct detailed fundamental analysis of their respective industries and companies. In managing the equity portion of the portfolio, the advisor employs a bottom-up, fundamental research approach focusing on high-quality companies with above-average yields, strong balance sheets, sustainable competitive advantages, and attractive valuations. In managing the fixed income portion of the portfolio, the advisor focuses on investment-grade corporate bonds. The firm has advised the portfolio since its inception in 1991.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio’s shareholders benefit from economies of scale because of breakpoints in the portfolio’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the portfolio’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Capital Growth Portfolio

The board of trustees of Vanguard Variable Insurance Funds Capital Growth Portfolio has renewed the portfolio’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. Five experienced portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. The firm has managed the portfolio since its inception in 2002.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – Diversified Value Portfolio

The board of trustees of Vanguard Variable Insurance Funds Diversified Value Portfolio has renewed the portfolio’s investment advisory arrangement with Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), and Lazard Asset Management LLC (Lazard). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided by Hotchkis and Wiley and Lazard and took into account the organizational depth and stability of each advisor. The board considered the following:

Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-cap portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The firm believes that the market frequently undervalues companies because of the extrapolation of current trends, while capital flows normally cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macroeconomic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the portfolio since 2019.

Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities.

The investment team at Lazard employs a relative value, bottom-up stock selection process to identify stocks with sustainable financial productivity and attractive valuations. Utilizing scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the portfolio since 2019.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The board considered the performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Hotchkis and Wiley and Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio will realize economies of scale that are built into the advisory fee rates negotiated with Hotchkis and Wiley and Lazard without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – VVIF Equity Income Portfolio

The board of trustees of Vanguard Variable Insurance Funds Equity Income Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders. The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group is also an advisor to the portfolio.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and very attractive valuation. While every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has advised a portion of the portfolio since 2003.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. Wellington Management’s advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Growth Portfolio

The board of trustees of Vanguard Variable Insurance Funds Growth Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The firm employs a traditional, bottom-up fundamental research approach to identify companies with sustainable competitive advantages that can drive a higher rate or longer duration of growth than the market expects, while trading at reasonable valuations. Wellington Management has advised the portfolio since 2010.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – VVIF Small Company Growth Portfolio

The board of trustees of Vanguard Variable Insurance Funds Small Company Growth Portfolio has renewed the portfolio’s investment advisory arrangements with ArrowMark Colorado Holdings, LLC (ArrowMark Partners). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders. The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group is also an advisor to the fund.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that ArrowMark Partners, founded in 2007, offers a wide range of investment strategies, including equity, fixed income, and structured products to institutional, high-net-worth, and retail investors. The team is led by two experienced co-portfolio managers and supported by six equity research analysts and a research associate. ArrowMark Partners has managed a portion of the portfolio since 2016.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the portfolio including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of ArrowMark Partners in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate with ArrowMark Partners without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – VVIF International Portfolio

The board of trustees of Vanguard Variable Insurance Funds International Portfolio has renewed the portfolio’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the portfolio since 2003.

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), has been in existence for more than 200 years and has investment management experience dating back to 1926. Schroder uses fundamental research to identify quality growth stocks with sustainable competitive advantages selling at attractive valuations. Bottom-up research is conducted within the context of key structural trends shaping the global economy or a given industry that will drive a company’s future growth prospects. The Schroder portfolio’s holdings are classified as either “core” or “opportunistic.” Core holdings generally constitute two-thirds of the Schroder portfolio and tend to be longer-term holdings because of competitive advantages that can support above-average growth rates for an extended period. Opportunistic holdings tend to be shorter-term and more cyclical in nature. Schroder Inc. has advised a portion of the portfolio since its inception in 1994, and its affiliate Schroder Ltd. has sub-advised a portion of the portfolio since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rates negotiated with Baillie Gifford and Schroder without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 3, 2025

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 3, 2025

* By:	/s/ John E. Schadl

John. E. Schadl, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.